UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1.	Report to Shareholders.

Semi-Annual Report
March 31, 2019
SPDR® Index Shares Funds
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR EURO STOXX Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Puma SE	1.6%
Argenx SE	1.6
Poste Italiane SpA	1.5
Proximus SADP	1.5
Davide Campari-Milano SpA	1.5
Gemalto NV	1.5
Metso Oyj	1.5
Kesko Oyj Class B	1.4
SEB SA	1.4
Bollore SA	1.4
TOTAL	14.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Industrials	18.9%
Financials	17.5
Health Care	11.1
Communication Services	9.9
Consumer Staples	9.0
Consumer Discretionary	8.2
Information Technology	7.3
Materials	5.3
Utilities	5.2
Real Estate	3.9
Energy	3.2
Short-Term Investments	8.5
Liabilities in Excess of Other Assets	(8.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR MSCI ACWI IMI ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Apple, Inc.	1.8%
Microsoft Corp.	1.7
Amazon.com, Inc.	1.6
Alphabet, Inc. Class A	0.8
Alphabet, Inc. Class C	0.8
Cisco Systems, Inc.	0.7
JPMorgan Chase & Co.	0.7
Visa, Inc. Class A	0.7
UnitedHealth Group, Inc.	0.7
Walt Disney Co.	0.7
TOTAL	10.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Information Technology	15.8%
Financials	15.7
Industrials	12.6
Health Care	12.2
Consumer Discretionary	10.7
Communication Services	8.0
Consumer Staples	7.7
Energy	5.8
Materials	4.5
Real Estate	3.9
Utilities	2.5
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR MSCI ACWI Low Carbon Target ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Apple, Inc.	2.0%
Microsoft Corp.	1.9
Amazon.com, Inc.	1.6
Facebook, Inc. Class A	0.9
Johnson & Johnson	0.9
Alphabet, Inc. Class A	0.8
Alphabet, Inc. Class C	0.8
JPMorgan Chase & Co.	0.8
Visa, Inc. Class A	0.6
Nestle SA	0.6
TOTAL	10.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	18.0%
Information Technology	15.9
Industrials	11.6
Health Care	11.4
Consumer Discretionary	10.9
Communication Services	8.8
Consumer Staples	8.3
Energy	4.2
Materials	3.7
Real Estate	3.4
Utilities	2.9
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR Solactive Canada ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Royal Bank of Canada	7.4%
Toronto-Dominion Bank	6.7
Enbridge, Inc.	5.0
Bank of Nova Scotia	4.4
Canadian National Railway Co.	4.4
Suncor Energy, Inc.	3.5
Bank of Montreal	3.2
TransCanada Corp.	2.8
BCE, Inc.	2.7
Brookfield Asset Management, Inc. Class A	2.4
TOTAL	42.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	35.4%
Energy	18.6
Industrials	10.7
Materials	9.7
Communication Services	6.4
Information Technology	4.6
Consumer Staples	4.1
Consumer Discretionary	4.0
Utilities	3.2
Real Estate	1.6
Health Care	1.3
Short-Term Investments	8.5
Liabilities in Excess of Other Assets	(8.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR MSCI China A Shares IMI ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Kweichow Moutai Co., Ltd. Class A	3.2%
Ping An Insurance Group Co. of China, Ltd. Class A	2.5
China Merchants Bank Co., Ltd. Class A	2.1
Wuliangye Yibin Co., Ltd. Class A	1.2
Midea Group Co., Ltd. Class A	1.1
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	1.0
Industrial Bank Co., Ltd. Class A	1.0
China Vanke Co., Ltd. Class A	1.0
Shanghai Pudong Development Bank Co., Ltd. Class A	1.0
Jiangsu Hengrui Medicine Co., Ltd. Class A	0.9
TOTAL	15.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	22.0%
Industrials	16.5
Consumer Staples	10.9
Materials	9.8
Consumer Discretionary	9.6
Information Technology	9.6
Health Care	6.6
Real Estate	5.4
Utilities	3.0
Communication Services	2.8
Energy	2.7
Short-Term Investment	0.6
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Nestle SA	2.3%
Novartis AG	1.7
Roche Holding AG	1.5
HSBC Holdings PLC	1.3
Toyota Motor Corp.	1.1
AIA Group, Ltd.	1.0
SAP SE	0.9
GlaxoSmithKline PLC	0.8
LVMH Moet Hennessy Louis Vuitton SE	0.8
AstraZeneca PLC	0.8
TOTAL	12.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	20.6%
Industrials	15.7
Consumer Staples	13.0
Health Care	12.2
Consumer Discretionary	11.9
Information Technology	6.9
Communication Services	5.9
Materials	5.6
Real Estate	4.2
Utilities	2.7
Energy	0.5
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR MSCI EAFE StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Nestle SA	2.7%
Roche Holding AG	2.5
GlaxoSmithKline PLC	1.6
Diageo PLC	1.4
AstraZeneca PLC	1.4
Novo Nordisk A/S Class B	1.4
AIA Group, Ltd.	1.1
SAP SE	1.0
LVMH Moet Hennessy Louis Vuitton SE	1.0
Unilever NV	0.9
TOTAL	15.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	17.1%
Consumer Staples	14.5
Health Care	13.6
Industrials	13.6
Consumer Discretionary	12.0
Communication Services	6.5
Materials	5.5
Information Technology	5.2
Utilities	4.7
Real Estate	4.1
Energy	2.3
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Tencent Holdings, Ltd.	5.6%
Alibaba Group Holding, Ltd. ADR	4.9
Taiwan Semiconductor Manufacturing Co., Ltd.	4.1
Samsung Electronics Co., Ltd.	3.9
Naspers, Ltd. Class N	2.2
China Construction Bank Corp. Class H	1.7
China Mobile, Ltd.	1.5
Ping An Insurance Group Co. of China, Ltd. Class H	1.2
Industrial & Commercial Bank of China, Ltd. Class H	1.2
Baidu, Inc. ADR	1.1
TOTAL	27.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	27.1%
Information Technology	15.3
Consumer Discretionary	14.6
Communication Services	13.5
Materials	7.9
Consumer Staples	7.1
Industrials	5.4
Health Care	2.7
Real Estate	2.7
Utilities	2.5
Energy	0.8
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR MSCI Emerging Markets StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Tencent Holdings, Ltd.	2.5
Samsung Electronics Co., Ltd.	2.1
SK Hynix, Inc.	2.0
Tata Consultancy Services, Ltd.	1.4
China Construction Bank Corp. Class H	1.2
Bank Central Asia Tbk PT	1.2
Samsung Electronics Co., Ltd. GDR	1.1
Infosys, Ltd. ADR	1.1
Bank of China, Ltd. Class H	1.0
TOTAL	16.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	22.7%
Information Technology	19.3
Communication Services	11.7
Consumer Staples	11.4
Consumer Discretionary	9.7
Energy	6.1
Industrials	5.4
Materials	4.7
Utilities	3.9
Health Care	3.0
Real Estate	1.6
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR Solactive Germany ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
SAP SE	10.6%
Allianz SE	8.7
Siemens AG	8.0
BASF SE	6.2
Bayer AG	5.5
Deutsche Telekom AG	5.0
Daimler AG	4.9
adidas AG	4.1
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.3
Deutsche Post AG	2.9
TOTAL	59.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

		% of Net Assets
	Consumer Discretionary	17.7%
	Financials	17.1
	Information Technology	13.9
	Industrials	12.5
	Health Care	11.2
	Materials	9.0
	Communication Services	5.4
	Real Estate	4.1
	Utilities	4.0
	Consumer Staples	3.5
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	1.6
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR Solactive Japan ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Toyota Motor Corp.	4.1%
SoftBank Group Corp.	2.4
Keyence Corp.	1.7
Mitsubishi UFJ Financial Group, Inc.	1.7
Sony Corp.	1.6
Nippon Telegraph & Telephone Corp.	1.4
Honda Motor Co., Ltd.	1.3
Sumitomo Mitsui Financial Group, Inc.	1.2
Mitsubishi Corp.	1.1
Kao Corp.	1.1
TOTAL	17.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Industrials	22.4%
Consumer Discretionary	17.7
Information Technology	10.6
Financials	10.2
Health Care	8.5
Consumer Staples	8.5
Communication Services	8.1
Materials	5.6
Real Estate	3.8
Utilities	2.2
Energy	0.9
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR Solactive United Kingdom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
HSBC Holdings PLC	7.0%
BP PLC	6.4
Royal Dutch Shell PLC Class B	5.1
GlaxoSmithKline PLC	4.4
AstraZeneca PLC	4.4
Diageo PLC	4.2
British American Tobacco PLC	4.1
Royal Dutch Shell PLC Class A	3.3
Rio Tinto PLC	2.7
Unilever PLC	2.7
TOTAL	44.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	20.3%
Consumer Staples	17.7
Energy	15.3
Health Care	10.0
Industrials	9.8
Materials	8.0
Consumer Discretionary	6.6
Communication Services	5.8
Utilities	3.2
Information Technology	1.2
Real Estate	1.2
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR MSCI World StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Apple, Inc.	2.2%
Microsoft Corp.	2.1
Johnson & Johnson	1.6
Facebook, Inc. Class A	1.4
Visa, Inc. Class A	1.3
Roche Holding AG	1.1
Procter & Gamble Co.	1.1
Alphabet, Inc. Class C	1.0
Cisco Systems, Inc.	1.0
Intel Corp.	1.0
TOTAL	13.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

		% of Net Assets
	Information Technology	18.1%
	Financials	13.6
	Health Care	12.9
	Industrials	11.1
	Consumer Discretionary	10.5
	Consumer Staples	9.9
	Communication Services	8.8
	Utilities	4.2
	Real Estate	3.8
	Materials	3.4
	Energy	2.7
	Short-Term Investments	1.0
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P Emerging Asia Pacific ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Tencent Holdings, Ltd.	6.9%
Alibaba Group Holding, Ltd. ADR	5.9
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3.8
China Construction Bank Corp. Class H	2.2
Reliance Industries, Ltd. GDR	1.9
Industrial & Commercial Bank of China, Ltd. Class H	1.6
Ping An Insurance Group Co. of China, Ltd. Class H	1.6
China Mobile, Ltd.	1.5
HDFC Bank, Ltd.	1.5
Housing Development Finance Corp., Ltd.	1.4
TOTAL	28.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	24.0%
Information Technology	14.3
Consumer Discretionary	14.1
Communication Services	14.0
Energy	6.3
Industrials	6.1
Consumer Staples	5.8
Materials	5.5
Real Estate	3.8
Health Care	3.5
Utilities	2.5
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P Global Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Hennes & Mauritz AB Class B	1.6%
Philip Morris International, Inc.	1.5
Klepierre SA REIT	1.5
Compass Minerals International, Inc.	1.4
Power Financial Corp.	1.4
IGM Financial, Inc.	1.4
Power Corp. of Canada	1.4
AT&T, Inc.	1.4
EDP - Energias de Portugal SA	1.3
Greene King PLC	1.3
TOTAL	14.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	23.2%
Utilities	13.4
Communication Services	11.5
Real Estate	10.5
Industrials	8.9
Energy	8.4
Consumer Staples	8.2
Consumer Discretionary	7.0
Health Care	3.6
Materials	2.3
Information Technology	2.2
Short-Term Investments	7.0
Liabilities in Excess of Other Assets	(6.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

SPDR S&P Global Infrastructure ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Transurban Group Stapled Security	5.1%
Aena SME SA	4.9
Atlantia SpA	4.5
Enbridge, Inc.	4.5
NextEra Energy, Inc.	4.4
Duke Energy Corp.	3.1
Dominion Energy, Inc.	2.9
TransCanada Corp.	2.7
Iberdrola SA	2.6
Getlink SE	2.6
TOTAL	37.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019

% of Net Assets
Transportation Infrastructure	40.1%
Electric Utilities	24.7
Oil, Gas & Consumable Fuels	19.6
Multi-Utilities	13.9
Water Utilities	0.7
Gas Utilities	0.6
Independent Power & Renewable Electricity Producers	0.1
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR Solactive Hong Kong ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
AIA Group, Ltd.	20.5%
Hong Kong Exchanges & Clearing, Ltd.	7.0
CK Hutchison Holdings, Ltd.	4.8
Sun Hung Kai Properties, Ltd.	4.2
Link REIT	4.2
CK Asset Holdings, Ltd.	3.8
Hong Kong & China Gas Co., Ltd.	3.6
CLP Holdings, Ltd.	3.6
Hang Seng Bank, Ltd.	3.1
Jardine Matheson Holdings, Ltd.	2.7
TOTAL	57.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	31.5%
Real Estate	25.5
Industrials	11.9
Utilities	11.1
Consumer Discretionary	10.8
Health Care	4.0
Consumer Staples	2.3
Communication Services	1.4
Information Technology	0.6
Materials	0.2
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRIA — 5.1%
ANDRITZ AG (a)	4,695	$ 201,593
Raiffeisen Bank International AG	8,929	200,619
Verbund AG	4,351	209,002
Voestalpine AG	7,443	226,234
Wienerberger AG	7,668	162,988
		1,000,436
BELGIUM — 5.5%
Ackermans & van Haaren NV	1,479	223,363
Cofinimmo SA REIT	1,470	195,430
Proximus SADP	10,357	298,991
Sofina SA	1,027	199,959
Telenet Group Holding NV	3,386	163,028
		1,080,771
FINLAND — 8.0%
Amer Sports Oyj (b)	2,960	133,577
Huhtamaki Oyj (a)	6,311	235,053
Kesko Oyj Class B	4,500	274,065
Konecranes Oyj (a)	4,296	152,865
Metso Oyj	8,434	290,354
Orion Oyj Class B (a)	6,863	257,538
Valmet Oyj (a)	8,776	222,309
		1,565,761
FRANCE — 25.5%
Air France-KLM (b)	15,681	176,514
Alten SA	1,893	202,778
Altran Technologies SA (a)	15,629	171,629
Amundi SA (c)	3,988	251,212
BioMerieux	2,808	232,373
Bollore SA	59,341	268,390
Casino Guichard Perrachon SA (a)	3,522	152,848
Christian Dior SE	414	197,426
CNP Assurances	9,851	217,021
Dassault Aviation SA	153	225,912
Elis SA	12,746	205,089
Eurazeo SE	2,995	225,317
Eutelsat Communications SA	9,109	159,506
Faurecia SA	4,882	205,456
ICADE REIT	1,850	156,626
Iliad SA	1,852	186,117
Imerys SA	2,148	107,184
JCDecaux SA	4,952	150,797
Lagardere SCA	6,878	177,010
Remy Cointreau SA	1,527	203,865
Sartorius Stedim Biotech (a)	1,561	197,888
SEB SA	1,618	272,516
Societe BIC SA	1,673	149,249
Sopra Steria Group	1,088	126,442
SPIE SA (a)	8,447	149,479
Wendel SA	1,900	239,582
		5,008,226
Security Description	Shares	Value
GERMANY — 20.8%
1&1 Drillisch AG	3,112	$ 110,909
Aareal Bank AG	3,945	121,727
Aurubis AG	2,222	119,185
Axel Springer SE	3,451	178,403
Bechtle AG	1,799	166,752
Carl Zeiss Meditec AG	2,411	201,550
Evotec AG (b)	7,988	212,483
Fraport AG Frankfurt Airport Services Worldwide	2,451	187,804
Freenet AG	8,440	181,529
Fuchs Petrolub SE Preference Shares	4,580	188,735
Gerresheimer AG	2,069	155,653
GRENKE AG	1,809	176,007
Hella GmbH & Co. KGaA	2,929	128,922
HOCHTIEF AG	1,198	173,527
Innogy SE (c)	5,049	233,687
MAN SE	1,205	99,042
METRO AG	11,095	184,254
MorphoSys AG (b)	2,098	191,168
Nemetschek SE	1,191	203,272
Puma SE	554	321,604
Siltronic AG	1,368	120,796
TAG Immobilien AG	9,655	238,505
Telefonica Deutschland Holding AG	60,340	189,640
		4,085,154
IRELAND — 2.5%
AIB Group PLC	51,663	232,155
Glanbia PLC	13,361	261,642
		493,797
ITALY — 12.8%
A2A SpA	103,236	188,541
Banco BPM SpA (a)(b)	99,857	206,511
Davide Campari-Milano SpA	29,986	294,611
DiaSorin SpA	1,717	172,936
Hera SpA	51,371	185,966
Interpump Group SpA	5,504	179,719
Italgas SpA	32,241	199,255
Pirelli & C SpA (b)(c)	25,169	162,162
Poste Italiane SpA (c)	30,764	299,560
Recordati SpA	6,644	258,944
Saipem SpA (b)	37,918	200,747
Unione di Banche Italiane SpA (a)	61,500	162,832
		2,511,784
LUXEMBOURG — 0.7%
RTL Group SA	2,536	138,675
NETHERLANDS — 12.2%
Aalberts Industries NV	6,321	218,817
Argenx SE (a)(b)	2,484	306,807
ASM International NV	2,795	151,583
Boskalis Westminster (a)	5,511	142,634
Euronext NV (c)	3,513	222,868
Gemalto NV (b)	5,142	294,343

See accompanying notes to financial statements.
18

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
IMCD NV	3,466	$ 264,058
Koninklijke Vopak NV	4,368	209,231
SBM Offshore NV	11,520	219,317
Signify NV (c)	6,365	170,455
Takeaway.com NV (a)(b)(c)	2,395	182,061
		2,382,174
PORTUGAL — 1.9%
Banco Comercial Portugues SA Class R (b)	532,405	137,676
Jeronimo Martins SGPS SA	16,117	237,975
		375,651
SPAIN — 4.5%
Bolsas y Mercados Espanoles SHMSF SA	4,846	135,598
Inmobiliaria Colonial Socimi SA REIT	16,399	168,761
Mapfre SA	65,514	180,669
Siemens Gamesa Renewable Energy SA (b)	14,782	235,608
Viscofan SA	2,511	157,186
		877,822
TOTAL COMMON STOCKS (Cost $21,937,757)		19,520,251

SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e)	407	407
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,668,359	$ 1,668,359
TOTAL SHORT-TERM INVESTMENTS (Cost $1,668,766)		1,668,766
TOTAL INVESTMENTS — 108.0% (Cost $23,606,523)		21,189,017
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(1,571,091)
NET ASSETS — 100.0%		$ 19,617,926
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.8% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,520,251	$—	$—	$19,520,251
Short-Term Investments	1,668,766	—	—	1,668,766
TOTAL INVESTMENTS	$21,189,017	$—	$—	$21,189,017
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,461	$ 1,461	$ 280,289	$ 281,343	$—	$—	407	$ 407	$ 116	$—
State Street Navigator Securities Lending Government Money Market Portfolio	1,579,202	1,579,202	4,773,420	4,684,263	—	—	1,668,359	1,668,359	4,661	—
Total		$1,580,663	$5,053,709	$4,965,606	$—	$—		$1,668,766	$4,777	$—
See accompanying notes to financial statements.
19

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 2.3%
Alumina, Ltd.	76,392	$ 131,321
Amcor, Ltd.	6,587	72,011
AMP, Ltd. (a)	23,165	34,556
Australia & New Zealand Banking Group, Ltd.	5,182	95,817
BHP Group PLC	1,512	36,421
BHP Group, Ltd.	6,432	175,860
Boral, Ltd.	30,396	99,106
Brambles, Ltd.	15,453	129,090
Coca-Cola Amatil, Ltd.	7,560	46,453
Coles Group, Ltd. (b)	7,059	59,420
Commonwealth Bank of Australia	1,709	85,756
CSL, Ltd.	2,762	382,470
Fortescue Metals Group, Ltd.	11,495	58,056
Iluka Resources, Ltd.	3,125	19,979
Insurance Australia Group, Ltd.	34,472	188,061
Kidman Resources, Ltd. (a)(b)	8,645	7,461
LendLease Group	18,228	160,299
Macquarie Group, Ltd.	3,094	284,442
National Australia Bank, Ltd.	6,923	124,272
Newcrest Mining, Ltd.	3,628	65,743
Origin Energy, Ltd.	11,490	58,766
Orora, Ltd.	2,773	5,890
OZ Minerals, Ltd.	11,111	83,663
QBE Insurance Group, Ltd.	5,402	47,237
Santos, Ltd.	9,670	46,916
Scentre Group REIT	16,129	47,089
Shopping Centres Australasia Property Group REIT	184,513	346,022
Sonic Healthcare, Ltd.	8,573	149,566
South32, Ltd.	5,942	15,547
Suncorp Group, Ltd.	11,673	114,263
Sydney Airport	1,733	9,147
Transurban Group Stapled Security	14,332	134,386
Vicinity Centres REIT	59,972	110,763
Wesfarmers, Ltd. (a)	7,059	173,748
Westpac Banking Corp.	7,803	143,671
Woodside Petroleum, Ltd.	3,320	81,646
Woolworths Group, Ltd. (a)	2,666	57,571
		3,882,485
AUSTRIA — 0.1%
OMV AG	3,103	168,531
BELGIUM — 0.3%
Anheuser-Busch InBev SA	1,806	151,603
Solvay SA	1,050	113,631
UCB SA	2,729	234,600
		499,834
BRAZIL — 0.7%
Ambev SA ADR	23,503	101,063
Banco Bradesco SA Preference Shares ADR	20,862	227,604
Cia Energetica de Minas Gerais ADR (a)	3,776	13,480
Security Description	Shares	Value
Cia Siderurgica Nacional SA ADR (a)(b)	11,542	$ 47,438
Dommo Energia SA (b)	73,700	14,961
Gerdau SA ADR (a)	10,429	40,464
Itau Unibanco Holding SA Preference Shares ADR	22,475	198,005
Petroleo Brasileiro SA Preference Shares ADR	15,301	218,804
Petroleo Brasileiro SA ADR	5,942	94,597
TIM Participacoes SA ADR (a)	3,973	59,913
Vale SA ADR	18,031	235,485
Via Varejo SA	6,700	7,265
		1,259,079
CANADA — 3.2%
AGT Food & Ingredients, Inc.	1,200	16,078
Aphria, Inc. (b)	2,075	19,353
Athabasca Oil Corp. (a)(b)	126,234	80,317
Aurinia Pharmaceuticals, Inc. (a)(b)	1,500	9,735
Aurora Cannabis, Inc. (a)(b)	3,729	33,746
Ballard Power Systems, Inc. (b)	2,837	8,601
Bank of Montreal	1,691	126,564
Bank of Nova Scotia (a)	2,137	113,796
Barrick Gold Corp.	3,304	45,308
Barrick Gold Corp. (c)	4,147	56,868
Baytex Energy Corp. (a)(b)	16,061	27,290
Bonterra Energy Corp. (a)	4,700	22,094
Brookfield Asset Management, Inc. Class A	4,919	229,243
Calfrac Well Services, Ltd. (a)(b)	9,440	23,672
Cameco Corp.	4,402	51,897
Canada Goose Holdings, Inc. (b)	200	9,608
Canadian Imperial Bank of Commerce	769	60,786
Canadian National Railway Co.	3,337	298,818
Canadian Natural Resources, Ltd.	3,337	91,646
Canadian Pacific Railway, Ltd.	703	144,889
Canadian Tire Corp., Ltd. Class A (a)	813	87,626
CannTrust Holdings, Inc. (a)(b)	3,622	28,088
Canopy Growth Corp. (a)(b)	550	23,804
Cardinal Energy, Ltd. (a)	4,412	8,917
Cenovus Energy, Inc.	4,225	36,685
Corby Spirit and Wine, Ltd.	1,186	16,122
Cronos Group, Inc. (a)(b)	2,205	40,520
DIRTT Environmental Solutions (a)(b)	3,600	22,905
Enbridge, Inc.	3,775	136,764
Encana Corp.	6,189	44,844
Enerplus Corp.	4,869	40,819
First Majestic Silver Corp. (a)(b)	14,875	97,871
First Quantum Minerals, Ltd.	2,356	26,718
George Weston, Ltd.	368	26,469
Goldcorp, Inc.	3,238	37,059
HEXO Corp. (b)	3,778	24,971
IAMGOLD Corp. (b)	4,891	16,951
IGM Financial, Inc.	1,297	33,378

See accompanying notes to financial statements.
20

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Imperial Oil, Ltd.	2,422	$ 66,136
Jamieson Wellness, Inc.	851	11,995
Just Energy Group, Inc.	29,606	100,389
Kinross Gold Corp. (b)	7,159	24,650
Lithium Americas Corp. (a)(b)	2,361	8,942
Loblaw Cos., Ltd.	2,712	133,819
Manulife Financial Corp.	8,681	146,855
National Bank of Canada	4,576	206,578
NexGen Energy, Ltd. (b)	14,862	24,029
Nutrien, Ltd.	2,705	142,706
NuVista Energy, Ltd. (b)	3,200	10,300
Obsidian Energy, Ltd. (a)(b)	3,209	877
Onex Corp.	2,882	162,615
Osisko Mining, Inc. (a)(b)	12,047	26,331
Paramount Resources, Ltd. Class A (a)(b)	5,349	28,508
Pengrowth Energy Corp. (a)(b)	25,450	10,668
Premier Gold Mines, Ltd. (b)	11,706	13,669
ProMetic Life Sciences, Inc. (a)(b)	162,881	35,967
Rogers Communications, Inc. Class B (a)	4,587	246,766
Royal Bank of Canada	4,017	303,151
Shaw Communications, Inc. Class B	3,059	63,678
SNC-Lavalin Group, Inc.	1,918	48,684
Summit Industrial Income REIT	2,700	24,313
Sun Life Financial, Inc.	4,733	181,887
Suncor Energy, Inc.	6,740	218,503
Tamarack Valley Energy, Ltd. (b)	4,583	8,336
Teck Resources, Ltd. Class B	2,400	55,547
TELUS Corp.	6,476	239,757
Tervita Corp. (b)	2,837	12,784
Theratechnologies, Inc. (a)(b)	2,378	13,581
TMX Group, Ltd.	38	2,448
Toronto-Dominion Bank	6,575	356,914
TransAlta Corp.	7,509	55,195
TransCanada Corp. (a)	2,953	132,669
Trican Well Service, Ltd. (b)	34,794	33,337
Wheaton Precious Metals Corp.	2,159	51,407
WPT Industrial Real Estate Investment Trust	2,700	37,584
Yamana Gold, Inc. (a)	6,607	17,210
		5,479,605
CHILE — 0.0% (d)
Enel Americas SA ADR	2,290	20,450
Enel Chile SA ADR	2,180	11,292
Liberty Latin America, Ltd. Class C (b)	569	11,067
Sociedad Quimica y Minera de Chile SA ADR (a)	283	10,879
		53,688
CHINA — 3.4%
21Vianet Group, Inc. ADR (b)	1,699	13,490
Agricultural Bank of China, Ltd. Class H	154,000	71,017
Security Description	Shares	Value
Alibaba Group Holding, Ltd. ADR (b)	4,259	$ 777,055
Anton Oilfield Services Group (b)	232,000	36,647
Ascletis Pharma, Inc. (b)(e)	6,000	4,930
Baidu, Inc. ADR (b)	920	151,662
Bank of China, Ltd. Class H	307,000	139,226
Bank of Communications Co., Ltd. Class H	110,000	90,103
Baozun, Inc. ADR (a)(b)	3,556	147,716
China Construction Bank Corp. Class H	319,000	273,488
China Life Insurance Co., Ltd. Class H	43,000	115,580
China Merchants Bank Co., Ltd. Class H	55,174	268,140
China Mobile, Ltd.	22,000	224,205
China Overseas Land & Investment, Ltd.	44,000	167,033
China Pacific Insurance Group Co., Ltd. Class H	8,800	34,528
China Petroleum & Chemical Corp. Class H	131,200	103,456
China Shenhua Energy Co., Ltd. Class H	21,500	49,026
China Telecom Corp., Ltd. Class H	132,000	73,315
China Unicom Hong Kong, Ltd.	44,000	55,771
Chlitina Holding, Ltd.	3,000	28,666
CITIC, Ltd.	44,000	65,692
CNOOC, Ltd.	66,000	123,593
COSCO SHIPPING Ports, Ltd.	43,898	47,421
CSPC Pharmaceutical Group, Ltd.	10,000	18,599
Ctrip.com International, Ltd. ADR (b)	1,287	56,229
Daqo New Energy Corp. ADR (a)(b)	788	26,028
Health and Happiness H&H International Holdings, Ltd. (a)(b)	33,000	206,619
Hengan International Group Co., Ltd. (a)	11,000	96,408
Huaneng Power International, Inc. Class H	88,000	51,119
Industrial & Commercial Bank of China, Ltd. Class H	242,000	177,262
JD.com, Inc. ADR (b)	2,207	66,541
JinkoSolar Holding Co., Ltd. ADR (a)(b)	1,673	30,114
Jumei International Holding, Ltd. ADR (a)(b)	3,622	8,548
Momo, Inc. ADR (b)	473	18,088
NetEase, Inc. ADR	180	43,461
New Oriental Education & Technology Group, Inc. ADR (b)	370	33,333
On-Bright Electronics, Inc.	1,000	6,165
PetroChina Co., Ltd. Class H	88,000	57,060
PICC Property & Casualty Co., Ltd. Class H	89,788	102,027

See accompanying notes to financial statements.
21

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Ping An Insurance Group Co. of China, Ltd. Class H	22,000	$ 246,346
Q Technology Group Co., Ltd.	21,000	17,817
Shandong Xinhua Pharmaceutical Co., Ltd. Class H	227,800	126,234
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (b)	43,300	26,456
Shanghai Shibei Hi-Tech Co., Ltd. Class B	15,300	8,124
Sinosoft Technology Group, Ltd.	43,000	14,626
Sohu.com, Ltd. ADR (b)	1,319	21,869
TAL Education Group ADR (b)	920	33,194
Tencent Holdings, Ltd.	22,000	1,011,726
Vipshop Holdings, Ltd. ADR (b)	2,517	20,212
Yanzhou Coal Mining Co., Ltd. Class H	44,000	43,216
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (e)	4,200	18,191
Yum China Holdings, Inc.	2,290	102,844
YY, Inc. ADR (b)	156	13,106
		5,763,322
COLOMBIA — 0.0% (d)
Bancolombia SA ADR	480	24,509
DENMARK — 0.8%
AP Moller - Maersk A/S Class B (a)	110	139,670
Bang & Olufsen A/S (b)	831	7,487
Danske Bank A/S	3,753	65,931
DSV A/S	5,693	471,288
Novo Nordisk A/S Class B	8,352	437,658
Zealand Pharma A/S (a)(b)	13,836	247,226
		1,369,260
FINLAND — 0.4%
Fortum Oyj (a)	2,926	59,894
Metso Oyj	1,740	59,902
Nokia Oyj	18,137	103,333
Nordea Bank Abp (a)	12,160	92,754
Sampo Oyj Class A	2,049	92,972
UPM-Kymmene Oyj (a)	6,673	194,812
Valmet Oyj (a)	329	8,334
Wartsila OYJ Abp (a)	5,944	96,009
		708,010
FRANCE — 3.1%
Accor SA	3,657	148,277
Airbus SE	1,501	198,708
Alstom SA	2,707	117,388
AXA SA	7,053	177,634
BNP Paribas SA	3,742	179,035
Bouygues SA	2,144	76,675
Capgemini SE	2,641	320,565
Carrefour SA	4,611	86,205
Credit Agricole SA	7,660	92,633
Danone SA	2,188	168,757
Engie SA	3,598	53,651
Security Description	Shares	Value
EssilorLuxottica SA	1,673	$ 182,931
Groupe Fnac SA (b)	1,786	133,460
Hermes International	23	15,191
Innate Pharma SA (a)(b)	3,147	22,156
Kering SA	461	264,614
L'Oreal SA	830	223,485
LVMH Moet Hennessy Louis Vuitton SE	725	266,932
Orange SA	10,269	167,193
Pernod Ricard SA	986	177,141
Publicis Groupe SA	1,843	98,773
Renault SA	2,487	164,508
Sanofi	3,282	290,172
Schneider Electric SE	2,378	186,749
Societe Generale SA	2,993	86,622
Sodexo SA	2,093	230,688
TOTAL SA	6,121	340,349
Unibail-Rodamco-Westfield (f)	4,750	39,039
Unibail-Rodamco-Westfield REIT (a)(f)	791	129,798
Vallourec SA (a)(b)	2,329	5,476
Veolia Environnement SA	6,311	141,230
Vinci SA	3,037	295,724
Vivendi SA	7,738	224,427
		5,306,186
GERMANY — 2.6%
adidas AG	1,806	439,236
AIXTRON SE (b)	1,440	12,955
Allianz SE	1,691	376,482
BASF SE	2,729	200,801
Bayer AG	3,497	226,172
Commerzbank AG (b)	3,037	23,530
CompuGroup Medical SE	5,552	327,288
Daimler AG	3,775	221,475
Deutsche Bank AG	5,398	44,004
Deutsche Boerse AG	1,297	166,459
Deutsche Lufthansa AG	7,988	175,485
Deutsche Post AG	6,476	210,876
Deutsche Telekom AG	10,692	177,622
E.ON SE	6,695	74,513
Elmos Semiconductor AG	715	15,639
Fresenius Medical Care AG & Co. KGaA	725	58,531
Merck KGaA	2,290	261,375
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	986	233,604
OSRAM Licht AG	24	827
Puma SE	40	23,221
RWE AG	2,246	60,274
Salzgitter AG	2,378	68,836
SAP SE	3,337	385,936
Siemens AG	2,650	285,474
ThyssenKrupp AG	4,181	57,486
Uniper SE	611	18,448
VERBIO Vereinigte BioEnergie AG	2,474	19,237

See accompanying notes to financial statements.
22

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Volkswagen AG	791	$ 128,874
Volkswagen AG Preference Shares	725	114,230
		4,408,890
HONG KONG — 1.4%
AIA Group, Ltd.	30,800	306,629
Bank of East Asia, Ltd.	31,260	101,546
China Resources Land, Ltd.	6,000	26,905
CK Asset Holdings, Ltd.	33,420	297,163
CK Hutchison Holdings, Ltd.	21,920	230,231
Ground International Development, Ltd. (b)	195,000	7,825
Hang Lung Properties, Ltd.	21,000	51,256
Henderson Land Development Co., Ltd.	22,646	143,954
Hong Kong Exchanges & Clearing, Ltd.	6,541	227,978
Link REIT	22,058	257,954
New World Development Co., Ltd.	64,533	107,035
Sands China, Ltd.	17,600	88,449
Shangri-La Asia, Ltd.	44,000	62,553
Sun Hung Kai Properties, Ltd.	22,253	381,847
Swire Pacific, Ltd. Class A	11,000	141,530
		2,432,855
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	4,047	46,314
Richter Gedeon Nyrt	4,115	77,576
		123,890
INDIA — 1.2%
Dewan Housing Finance Corp., Ltd.	3,130	6,789
Dr Reddy's Laboratories, Ltd. ADR	4,697	190,228
Equitas Holdings, Ltd. (b)	10,366	20,485
ICICI Bank, Ltd. ADR	16,115	184,678
Infosys, Ltd. ADR	35,120	383,862
Just Dial, Ltd. (b)	1,099	9,573
Larsen & Toubro, Ltd. GDR	6,889	137,229
Mahindra & Mahindra, Ltd. GDR	5,324	52,708
PC Jeweller, Ltd.	8,094	9,604
Reliance Industries, Ltd. GDR (e)	7,280	291,928
State Bank of India GDR (b)	3,066	141,802
Suven Life Sciences, Ltd.	73,124	275,396
Tata Motors, Ltd. ADR (b)	4,377	54,975
Tejas Networks, Ltd. (b)(e)	48,888	119,865
Vedanta, Ltd. ADR	6,845	72,283
Wipro, Ltd. ADR	26,025	103,581
		2,054,986
INDONESIA — 0.4%
Astra International Tbk PT	111,800	57,509
Bank Central Asia Tbk PT	100,800	196,433
Bank Mandiri Persero Tbk PT	201,300	105,315
Bank Rakyat Indonesia Persero Tbk PT	590,300	170,789
Gudang Garam Tbk PT	11,000	64,270
Security Description	Shares	Value
Telekomunikasi Indonesia Persero Tbk PT	631,100	$ 175,059
		769,375
IRELAND — 0.3%
Accenture PLC Class A	2,290	403,086
Cairn Homes PLC (b)	13,317	21,532
CRH PLC	3,678	114,190
Prothena Corp. PLC (a)(b)	1,186	14,386
		553,194
ISRAEL — 0.4%
Bank Hapoalim BM	15,292	101,249
Bank Leumi Le-Israel BM	69,649	455,006
Teva Pharmaceutical Industries, Ltd. ADR (b)	2,619	41,066
		597,321
ITALY — 0.6%
Assicurazioni Generali SpA	6,343	117,517
Atlantia SpA	1,699	44,049
Enel SpA	27,948	179,000
Eni SpA	9,622	170,207
Ferrari NV	507	68,030
Intesa Sanpaolo SpA	50,422	122,914
Italgas SpA	3,166	19,566
Mediaset SpA (a)(b)	24,795	75,783
Saipem SpA (b)	2,890	15,300
Snam SpA	15,826	81,370
Telecom Italia SpA (a)(b)	117,816	73,342
UniCredit SpA	6,695	85,910
		1,052,988
JAPAN — 7.6%
Aisin Seiki Co., Ltd. (a)	2,200	78,610
Asahi Group Holdings, Ltd.	2,200	97,990
Asahi Kasei Corp.	22,000	226,986
Astellas Pharma, Inc.	11,000	164,824
Ateam, Inc.	2,000	32,525
Bengo4.com, Inc. (b)	300	11,899
Bridgestone Corp.	2,200	84,792
Canon, Inc.	2,200	63,862
Comture Corp.	400	13,154
Credit Saison Co., Ltd. (a)	4,400	58,118
Daiichi Sankyo Co., Ltd.	6,600	304,106
Daikin Industries, Ltd.	2,200	257,795
Daiwa Securities Group, Inc.	22,000	107,133
Denso Corp.	4,400	171,611
Digital Arts, Inc.	200	16,353
Eisai Co., Ltd. (a)	2,200	123,491
euglena Co., Ltd. (b)	2,200	13,655
FFRI, Inc. (a)(b)	600	17,238
FUJIFILM Holdings Corp.	4,400	200,114
Fujitsu, Ltd.	2,200	158,732
GNI Group, Ltd. (b)	400	10,346
Hitachi, Ltd.	4,400	142,513
Hokuhoku Financial Group, Inc. (a)	4,400	45,835
Honda Motor Co., Ltd.	4,400	119,059

See accompanying notes to financial statements.
23

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hoya Corp.	4,400	$ 290,551
Istyle, Inc. (a)	1,800	14,929
ITOCHU Corp. (a)	6,600	119,406
Japan Tissue Engineering Co., Ltd. (a)(b)	1,100	9,918
Japan Tobacco, Inc.	4,400	109,120
JFE Holdings, Inc.	4,400	74,675
JSR Corp.	4,400	68,215
JXTG Holdings, Inc.	11,000	50,337
Kajima Corp.	11,000	162,389
Kamigumi Co., Ltd.	11,000	254,813
Kansai Electric Power Co., Inc.	4,400	64,876
Kao Corp.	1,600	126,022
KDDI Corp.	12,800	275,810
Keyence Corp.	300	186,936
Kitanotatsujin Corp. (a)	6,000	25,207
KLab, Inc. (a)(b)	1,200	9,421
Kobe Steel, Ltd. (a)	6,600	49,551
Komatsu, Ltd. (a)	4,400	102,184
Konica Minolta, Inc. (a)	11,000	108,226
Kyocera Corp.	4,400	258,391
M&A Capital Partners Co., Ltd. (b)	400	18,214
Makita Corp.	4,400	153,246
Marubeni Corp.	22,000	152,053
Marui Group Co., Ltd. (a)	8,900	179,713
Mebuki Financial Group, Inc.	23,800	60,852
Mitsubishi Chemical Holdings Corp.	11,000	77,458
Mitsubishi Corp.	4,400	122,199
Mitsubishi Electric Corp.	22,000	282,739
Mitsubishi UFJ Financial Group, Inc.	39,500	196,278
Mitsui & Co., Ltd.	4,400	68,315
Mizuho Financial Group, Inc.	81,300	125,823
MS&AD Insurance Group Holdings, Inc.	4,400	133,966
Murata Manufacturing Co., Ltd.	6,000	298,794
NEC Corp.	200	6,767
Nippon Steel & Sumitomo Metal Corp.	6,500	114,749
Nissan Motor Co., Ltd. (a)	8,800	72,206
Nitto Denko Corp.	2,200	115,580
Nomura Holdings, Inc.	21,900	79,183
NTT Data Corp.	11,000	121,344
NTT DOCOMO, Inc.	4,400	97,453
Obayashi Corp.	22,000	221,421
Oisix ra daichi, Inc. (b)	600	9,101
ORIX Corp.	8,800	126,373
Osaka Gas Co., Ltd.	4,400	86,819
Panasonic Corp.	13,200	113,795
Remixpoint., Inc. (a)	2,600	7,118
Resona Holdings, Inc.	13,200	57,208
Rohm Co., Ltd.	2,200	137,146
Secom Co., Ltd.	2,200	188,466
Seven & i Holdings Co., Ltd.	2,200	83,003
Shin-Etsu Chemical Co., Ltd.	2,200	184,451
Security Description	Shares	Value
Softbank Corp. (a)	5,500	$ 61,964
SoftBank Group Corp.	4,000	388,309
Sompo Holdings, Inc.	4,400	162,906
Sony Corp.	6,600	276,975
Sosei Group Corp. (b)	600	8,158
Strike Co., Ltd.	600	12,359
Sumitomo Chemical Co., Ltd. (a)	22,000	102,363
Sumitomo Corp.	4,400	60,861
Sumitomo Electric Industries, Ltd.	6,600	87,565
Sumitomo Mitsui Financial Group, Inc.	4,400	154,080
Sumitomo Mitsui Trust Holdings, Inc.	2,200	79,028
Suruga Bank, Ltd. (a)(b)	1,800	8,343
T&D Holdings, Inc. (a)	8,800	92,544
Takeda Pharmaceutical Co., Ltd.	2,200	89,860
Tateru, Inc. (a)	4,500	10,855
TDK Corp.	2,200	172,327
Teijin, Ltd.	4,400	72,588
Terumo Corp.	8,800	268,727
Tokio Marine Holdings, Inc.	4,400	213,153
Tokyo Base Co., Ltd. (a)(b)	3,100	27,111
Tokyo Electron, Ltd. (a)	2,200	318,020
Tokyu Corp.	11,100	193,850
Toppan Printing Co., Ltd.	11,000	166,066
Toshiba Corp.	2,200	70,064
Toyota Motor Corp.	8,800	515,748
Toyota Tsusho Corp.	6,600	214,961
UNITED, Inc. (a)	200	2,741
UT Group Co., Ltd. (a)	400	9,165
UUUM, Inc. (b)	400	19,153
Uzabase, Inc. (b)	500	13,642
ValueCommerce Co., Ltd. (a)	800	14,932
Vision, Inc. (b)	400	18,575
West Japan Railway Co.	2,200	165,748
W-Scope Corp. (a)	2,300	32,209
Yamada Denki Co., Ltd. (a)	8,800	43,410
Yamaha Corp.	6,600	329,747
YA-MAN, Ltd. (a)	1,500	15,449
Yume No Machi Souzou Iinkai Co., Ltd.	800	11,499
ZIGExN Co., Ltd. (a)	2,000	10,571
		13,089,177
LUXEMBOURG — 0.0% (d)
ArcelorMittal	2,518	51,056
MALAYSIA — 0.1%
Bumi Armada Bhd (b)	181,300	8,438
CIMB Group Holdings Bhd	21,840	27,551
FGV Holdings Bhd (b)	50,500	14,596
Hibiscus Petroleum Bhd (b)	120,600	31,609
Malayan Banking Bhd	13,760	31,244
Public Bank Bhd	9,200	52,191
Tenaga Nasional Bhd	10,600	32,871
		198,500

See accompanying notes to financial statements.
24

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MEXICO — 0.4%
America Movil SAB de CV Series L	171,073	$ 122,412
Axtel SAB de CV (b)	272,300	32,147
Cemex SAB de CV Series CPO (b)	87,656	40,987
Concentradora Fibra Hotelera Mexicana SA de CV REIT (e)	67,000	32,779
Concentradora Hipotecaria SAPI de CV REIT	13,100	11,251
Fomento Economico Mexicano SAB de CV	17,583	162,392
Grupo Financiero Banorte SAB de CV Series O	16,925	92,087
Grupo Mexico SAB de CV Class B	28,153	77,445
Grupo Televisa SAB Series CPO	14,956	33,146
Industrias Penoles SAB de CV	1,140	14,257
PLA Administradora Industrial S de RL de CV	10,900	16,847
		635,750
NETHERLANDS — 1.5%
Akzo Nobel NV	1,441	127,808
ASML Holding NV	1,611	302,450
Heineken NV	1,187	125,392
ING Groep NV	12,139	146,989
Koninklijke Ahold Delhaize NV	6,580	175,289
Koninklijke DSM NV	2,165	236,193
Koninklijke KPN NV	2,263	7,181
Koninklijke Philips NV	5,272	214,973
Pharming Group NV (a)(b)	11,324	10,306
Royal Dutch Shell PLC Class A	4,216	132,589
Royal Dutch Shell PLC Class B	22,076	698,442
Wolters Kluwer NV	6,673	454,811
		2,632,423
NORWAY — 0.3%
DNB ASA	8,286	152,796
Norsk Hydro ASA	22,913	92,992
Telenor ASA	6,784	136,048
Yara International ASA	1,414	57,929
		439,765
PERU — 0.0% (d)
Cia de Minas Buenaventura SAA ADR	554	9,573
PHILIPPINES — 0.0% (d)
PLDT, Inc. ADR	989	21,432
POLAND — 0.0% (d)
Polski Koncern Naftowy ORLEN SA	988	25,162
Powszechna Kasa Oszczednosci Bank Polski SA	3,100	31,196
		56,358
RUSSIA — 0.2%
Gazprom PJSC ADR	1,479	6,685
LUKOIL PJSC ADR	297	26,555
MMC Norilsk Nickel PJSC ADR	363	7,632
Mobile TeleSystems PJSC ADR	4,159	31,442
Security Description	Shares	Value
Sberbank of Russia PJSC ADR	8,506	$ 112,790
Surgutneftegas PJSC ADR	815	5,012
Tatneft PJSC ADR	2,017	139,576
		329,692
SINGAPORE — 0.3%
CapitaLand, Ltd.	66,000	177,852
Singapore Exchange, Ltd.	44,000	237,460
Singapore Press Holdings, Ltd. (a)	44,000	78,287
Singapore Telecommunications, Ltd.	22,000	49,051
		542,650
SOUTH AFRICA — 0.7%
AngloGold Ashanti, Ltd. (a)	1,939	25,760
Discovery, Ltd.	28,959	274,705
FirstRand, Ltd. (a)	24,396	106,508
Gold Fields, Ltd. (a)	4,697	17,353
Harmony Gold Mining Co., Ltd. (b)	4,455	8,353
Impala Platinum Holdings, Ltd. (b)	3,015	12,753
MTN Group, Ltd. (a)	9,009	55,361
MultiChoice Group, Ltd. (b)	1,436	12,019
Naspers, Ltd. Class N	1,436	331,799
Nedbank Group, Ltd. (a)	1,098	19,129
Old Mutual, Ltd.	31,802	46,702
Sanlam, Ltd. (a)	22,587	115,525
Sasol, Ltd.	1,740	54,295
Standard Bank Group, Ltd.	5,837	74,972
		1,155,234
SOUTH KOREA — 1.7%
Advanced Process Systems Corp.	1,050	25,716
Ahnlab, Inc.	183	8,432
Ananti, Inc. (b)	1,114	15,065
Anterogen Co., Ltd. (b)	119	8,576
Aprogen pharmaceuticals, Inc. (b)	3,694	7,143
BH Co., Ltd. (b)	1,702	29,014
Binex Co., Ltd. (b)	1,727	16,508
Celltrion, Inc. (b)	199	31,732
CMG Pharmaceutical Co., Ltd. (b)	5,796	23,335
CrystalGenomics, Inc. (b)	711	10,868
Dae Hwa Pharmaceutical Co., Ltd.	681	12,239
DIO Corp. (b)	3,554	118,508
Dongsung Pharmaceutical Co., Ltd. (b)	639	9,035
Duk San Neolux Co., Ltd. (b)	1,361	21,223
E-MART, Inc.	43	6,516
Feelux Co., Ltd. (b)	1,425	11,135
Gamevil, Inc. (b)	161	6,922
Genexine Co., Ltd. (b)	150	11,219
Green Cross Cell Corp.	339	14,440
Green Cross LabCell Corp.	648	25,375
Hana Financial Group, Inc.	700	22,447
Hanall Biopharma Co., Ltd. (b)	424	12,719
Huons Co., Ltd.	198	11,617
Hyundai Construction Equipment Co., Ltd.	8	336

See accompanying notes to financial statements.
25

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hyundai Electric & Energy System Co., Ltd. (b)	4	$ 88
Hyundai Heavy Industries Co., Ltd. (b)	56	5,871
Hyundai Heavy Industries Holdings Co., Ltd.	6	1,760
Hyundai Mobis Co., Ltd.	307	56,391
Hyundai Motor Co.	683	71,904
Hyundai Steel Co.	268	10,601
Inscobee, Inc. (b)	4,233	17,434
iNtRON Biotechnology, Inc. (b)	702	12,183
Jayjun Cosmetic Co., Ltd. (b)	5,299	46,916
Jenax, Inc. (b)	336	3,981
JW Holdings Corp.	8,496	51,495
JW Pharmaceutical Corp.	1,807	60,891
KB Financial Group, Inc.	1,660	61,202
Kia Motors Corp.	486	15,135
Korea Electric Power Corp. ADR (a)(b)	1,820	23,678
KT&G Corp.	616	56,168
LG Chem, Ltd. Preference Shares	934	171,150
LG Electronics, Inc.	210	13,894
LG Household & Health Care, Ltd.	93	116,096
Lotte Chemical Corp.	20	5,118
Naturecell Co., Ltd. (b)	1,170	12,936
NAVER Corp.	875	95,586
NHN Entertainment Corp. (b)	33	2,573
NUTRIBIOTECH Co., Ltd.	1,617	23,078
Oscotec, Inc. (b)	542	12,510
PHARMA RESEARCH PRODUCTS Co., Ltd.	235	7,867
POSCO ADR	2,493	137,638
Prostemics Co., Ltd. (b)	6,606	32,416
Sam Chun Dang Pharm Co., Ltd.	755	31,262
Samsung C&T Corp.	267	25,169
Samsung Electronics Co., Ltd. GDR	748	733,788
Samsung Engineering Co., Ltd. (b)	581	8,241
Samsung Fire & Marine Insurance Co., Ltd.	152	40,307
Samsung Heavy Industries Co., Ltd. (b)	1,589	11,563
Samsung Securities Co., Ltd.	569	16,693
Sejong Telecom, Inc. (b)	46,586	19,166
Shinhan Financial Group Co., Ltd.	1,660	61,422
SillaJen, Inc. (b)	131	7,421
SK Holdings Co., Ltd.	149	35,507
SK Hynix, Inc.	2,562	167,475
SK Innovation Co., Ltd.	109	17,237
STCUBE (b)	499	10,507
Telcon RF Pharmaceutical, Inc. (b)	1,873	12,128
Theragen Etex Co., Ltd. (b)	1,582	14,634
ViroMed Co., Ltd. (b)	60	14,790
WeMade Entertainment Co., Ltd.	363	16,246
Whanin Pharmaceutical Co., Ltd.	1,231	19,521
		2,849,757
Security Description	Shares	Value
SPAIN — 0.9%
Acciona SA (a)	2,909	$ 324,351
Acerinox SA	6,672	66,181
ACS Actividades de Construccion y Servicios SA	5,422	238,410
Amadeus IT Group SA	2,216	177,660
Banco Bilbao Vizcaya Argentaria SA	19,869	113,624
Banco Santander SA	45,628	212,337
Iberdrola SA	18,898	166,065
Industria de Diseno Textil SA	4,422	130,089
Repsol SA	3,566	61,102
Telefonica SA	16,013	134,294
		1,624,113
SWEDEN — 0.8%
Assa Abloy AB Class B	7,531	162,957
Atlas Copco AB Class B	7,009	173,878
Epiroc AB Class B (b)	7,009	67,254
Sandvik AB	6,520	106,144
Securitas AB Class B	10,137	164,209
Skandinaviska Enskilda Banken AB Class A (a)	15,336	133,067
Skanska AB Class B (a)	6,651	121,112
SKF AB Class B (a)	4,733	78,787
Svenska Handelsbanken AB Class A (a)	6,222	65,807
Tele2 AB Class B	4,653	62,130
Telefonaktiebolaget LM Ericsson Class B	12,414	114,326
Telia Co. AB	10,692	48,357
Volvo AB Class A	10,232	158,743
		1,456,771
SWITZERLAND — 2.7%
ABB, Ltd.	9,247	173,724
Adecco Group AG	1,784	95,156
Cie Financiere Richemont SA	2,509	182,752
Credit Suisse Group AG	7,812	91,032
EDAG Engineering Group AG	1,045	18,774
Ferguson PLC	1,833	116,654
Garrett Motion, Inc. (a)(b)	458	6,746
Geberit AG	725	296,290
Givaudan SA	88	224,794
Glencore PLC	12,146	50,321
Kuehne + Nagel International AG	856	117,411
LafargeHolcim, Ltd.	1,710	84,461
Meyer Burger Technology AG (a)(b)	25,093	16,655
Nestle SA	8,966	854,376
Novartis AG	6,034	580,316
Roche Holding AG	2,246	618,727
SGS SA	88	218,962
Swatch Group AG	264	75,550
Swiss Re AG	2,159	210,892
TE Connectivity, Ltd.	4,565	368,624
TRANSOCEAN, Ltd. (b)	1,625	14,277
UBS Group AG	12,552	152,126

See accompanying notes to financial statements.
26

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Zurich Insurance Group AG	439	$ 145,290
		4,713,910
TAIWAN — 1.3%
AU Optronics Corp. ADR (a)	44,871	163,330
Career Technology MFG. Co., Ltd.	16,000	16,534
Century Iron & Steel Industrial Co., Ltd.	4,000	9,604
Charoen Pokphand Enterprise	10,000	16,807
Chilisin Electronics Corp.	2,000	5,827
Chunghwa Telecom Co., Ltd. ADR (a)	6,012	213,727
Concraft Holding Co., Ltd.	4,000	19,338
CTBC Financial Holding Co., Ltd.	58,000	38,484
Darfon Electronics Corp.	8,000	13,238
Formosa Chemicals & Fibre Corp.	12,000	43,607
Formosa Plastics Corp.	15,000	53,293
Genius Electronic Optical Co., Ltd.	1,000	11,697
Global Unichip Corp.	1,000	6,668
Globalwafers Co., Ltd.	1,000	9,831
Hon Hai Precision Industry Co., Ltd. GDR	37,915	183,016
Lotus Pharmaceutical Co., Ltd. (b)	7,000	27,595
MediaTek, Inc.	5,000	45,830
Nan Ya Plastics Corp.	17,000	43,520
Pan Jit International, Inc. (b)	19,000	16,429
PChome Online, Inc. (b)	2,000	8,436
PharmaEngine, Inc.	3,000	10,464
Pharmally International Holding Co., Ltd.	2,000	15,477
TaiDoc Technology Corp.	2,000	10,902
Taiwan Semiconductor Co., Ltd.	3,000	5,470
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,198	786,350
Taiwan Union Technology Corp.	2,000	7,203
TCI Co., Ltd.	1,000	13,692
United Microelectronics Corp. ADR (a)	88,671	166,702
United Renewable Energy Co., Ltd. (b)	547,690	177,703
Visual Photonics Epitaxy Co., Ltd.	4,000	11,862
Wafer Works Corp.	5,000	5,986
Win Semiconductors Corp.	2,000	14,114
		2,172,736
THAILAND — 0.2%
Bangkok Bank PCL	24,200	164,714
CP ALL PCL NVDR	15,900	37,452
Kasikornbank PCL NVDR	4,100	24,224
PTT PCL	44,000	66,204
Siam Commercial Bank PCL NVDR	6,200	25,789
Taokaenoi Food & Marketing PCL	83,700	24,792
		343,175
TURKEY — 0.0% (d)
Akbank T.A.S. (b)	21,713	24,290
Security Description	Shares	Value
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	21,062	$ 5,704
Turkiye Garanti Bankasi A/S	19,322	28,523
Turkiye Is Bankasi A/S Class C	17,511	17,047
		75,564
UNITED KINGDOM — 5.6%
3i Group PLC	37,461	480,716
Anglo American PLC (a)	5,093	136,279
AO World PLC (a)(b)	10,039	12,872
AstraZeneca PLC	4,039	322,886
Avon Products, Inc. (b)	10,200	29,988
BAE Systems PLC	20,368	128,032
Barclays PLC	55,660	112,186
BP PLC	48,115	350,159
British American Tobacco PLC	3,777	157,197
British Land Co. PLC REIT	14,605	112,093
BT Group PLC	47,524	138,064
Burberry Group PLC	3,620	92,195
Capita PLC (b)	3,498	5,652
CNH Industrial NV	3,149	32,049
Cobham PLC (b)	103,935	149,382
Compass Group PLC	9,914	233,113
CYBG PLC (a)	1,720	4,484
Diageo PLC	6,211	253,966
Experian PLC	8,486	229,889
Fiat Chrysler Automobiles NV (b)	3,904	58,179
Frontier Developments PLC (a)(b)	1,394	17,656
G4S PLC	14,237	34,042
GlaxoSmithKline PLC	14,281	297,146
Gulf Keystone Petroleum, Ltd. (b)	4,539	15,023
Hammerson PLC REIT	23,496	102,810
HSBC Holdings PLC	59,508	483,319
Hurricane Energy PLC (a)(b)	28,735	17,299
Imperial Brands PLC	2,290	78,315
Indivior PLC (b)	1,742	2,181
InterContinental Hotels Group PLC	4,359	262,132
iomart Group PLC	6,265	28,491
J Sainsbury PLC	16,836	51,708
Land Securities Group PLC REIT	9,441	112,367
Learning Technologies Group PLC (a)	11,917	10,963
Liberty Global PLC Class A (b)	2,290	57,067
Liberty Global PLC Class C (b)	4,083	98,849
Linde PLC (f)	2,290	402,880
Linde PLC (f)	602	105,449
Lloyds Banking Group PLC	197,904	160,246
Marks & Spencer Group PLC	23,245	84,477
Micro Focus International PLC ADR	1,253	32,315
National Grid PLC	4,384	48,603
Next PLC	1,647	119,754
nVent Electric PLC	263	7,096
On the Beach Group PLC (e)	2,883	16,473
Ophir Energy PLC (b)	52,940	39,252
Pearson PLC	2,729	29,735
Pentair PLC	263	11,706

See accompanying notes to financial statements.
27

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Premier Oil PLC (a)(b)	11,180	$ 13,687
Prudential PLC	11,089	222,161
Quilter PLC (e)	11,424	21,859
Reckitt Benckiser Group PLC	1,829	152,101
RELX PLC (f)	7,113	152,144
RELX PLC (f)	12,011	256,919
Rio Tinto PLC	4,908	285,298
Rio Tinto, Ltd.	378	26,290
Rolls-Royce Holdings PLC	7,228	85,067
RSA Insurance Group PLC	16,129	106,724
Sage Group PLC	38,853	354,999
Severn Trent PLC	5,708	146,971
Smith & Nephew PLC	10,358	205,559
Smiths Group PLC	7,977	149,160
Soco International PLC	22,934	20,560
SSE PLC	4,617	71,412
Standard Chartered PLC	11,166	86,033
Standard Life Aberdeen PLC	33,600	115,564
TechnipFMC PLC	2,363	55,295
Tesco PLC	27,005	81,673
Tullow Oil PLC (b)	6,131	19,222
Unilever NV	4,585	266,577
Unilever PLC	3,497	200,270
United Utilities Group PLC	10,159	107,808
Vodafone Group PLC	75,586	137,692
Whitbread PLC	6,239	412,828
WPP PLC	7,866	83,105
		9,603,713
UNITED STATES — 53.8%
3M Co.	2,290	475,816
Abbott Laboratories	8,697	695,238
AbbVie, Inc.	2,246	181,005
Abeona Therapeutics, Inc. (b)	920	6,771
Adobe, Inc. (b)	3,535	942,042
Advanced Micro Devices, Inc. (a)(b)	1,100	28,072
AdvanSix, Inc. (b)	158	4,514
Aflac, Inc.	9,129	456,450
Agenus, Inc. (b)	8,483	25,195
Agilent Technologies, Inc.	4,565	366,935
AGNC Investment Corp. REIT	2,290	41,220
Alexion Pharmaceuticals, Inc. (b)	1,734	234,402
Allegion PLC	746	67,670
Allergan PLC	509	74,523
Allstate Corp.	4,565	429,932
Alphabet, Inc. Class A (b)	1,151	1,354,600
Alphabet, Inc. Class C (b)	1,151	1,350,480
Altra Industrial Motion Corp.	108	3,353
Altria Group, Inc.	4,565	262,168
Amazon.com, Inc. (b)	1,503	2,676,467
American Electric Power Co., Inc.	4,565	382,319
American Express Co.	4,721	516,005
American Tower Corp. REIT	2,290	451,267
Amgen, Inc.	3,907	742,252
Anadarko Petroleum Corp.	2,290	104,149
Annaly Capital Management, Inc. REIT	4,565	45,604
Security Description	Shares	Value
Anthem, Inc.	2,290	$ 657,184
Apache Corp.	1,098	38,057
Apple, Inc.	16,342	3,104,163
Applied Materials, Inc.	9,571	379,586
Arbor Realty Trust, Inc. REIT (a)	2,227	28,884
Archer-Daniels-Midland Co.	6,850	295,440
Armada Hoffler Properties, Inc. REIT	4,750	74,053
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,358	24,919
AT&T, Inc.	26,250	823,200
Automatic Data Processing, Inc.	2,290	365,805
Avanos Medical, Inc. (b)	285	12,164
Baker Hughes a GE Co.	1,940	53,777
Bank of America Corp.	39,336	1,085,280
Bank of New York Mellon Corp.	7,010	353,514
Basic Energy Services, Inc. (b)	1,865	7,087
Baxter International, Inc.	4,466	363,130
Becton Dickinson and Co.	2,290	571,882
Bellicum Pharmaceuticals, Inc. (b)	2,757	9,291
Berkshire Hathaway, Inc. Class B (b)	2,657	533,765
Biogen, Inc. (b)	1,403	331,641
Bizlink Holding, Inc.	2,000	13,725
Boeing Co.	2,290	873,452
Booking Holdings, Inc. (b)	177	308,849
Brighthouse Financial, Inc. (b)	677	24,568
Bristol-Myers Squibb Co.	7,010	334,447
Broadcom, Inc.	1,709	513,913
C.H. Robinson Worldwide, Inc.	2,290	199,207
California Resources Corp. (a)(b)	151	3,882
Capital One Financial Corp.	2,290	187,070
Cara Therapeutics, Inc. (a)(b)	1,287	25,251
Carnival Corp.	2,290	116,149
Caterpillar, Inc.	2,290	310,272
Cato Corp. Class A	679	10,171
CBS Corp. Class B	4,071	193,495
CDK Global, Inc.	749	44,056
Celgene Corp. (b)	3,876	365,662
CenturyLink, Inc.	1,852	22,205
Charles Schwab Corp.	11,754	502,601
Charter Communications, Inc. Class A (b)	969	336,156
Chemours Co.	772	28,688
Chesapeake Energy Corp. (a)(b)	3,122	9,678
Chevron Corp.	5,864	722,328
Chubb, Ltd.	3,482	487,759
Church & Dwight Co., Inc.	7,064	503,169
Cigna Corp.	671	107,910
Cisco Systems, Inc.	22,979	1,240,636
Citigroup, Inc.	11,755	731,396
Citrix Systems, Inc.	2,290	228,221
Clorox Co.	2,290	367,453
Coca-Cola Co.	9,152	428,863
Cognizant Technology Solutions Corp. Class A	4,576	331,531

See accompanying notes to financial statements.
28

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Colgate-Palmolive Co.	4,565	$ 312,885
Comcast Corp. Class A	11,788	471,284
Community Healthcare Trust, Inc. REIT	2,946	105,732
Conagra Brands, Inc.	4,565	126,633
ConocoPhillips	4,565	304,668
Corning, Inc.	9,152	302,931
Costco Wholesale Corp.	2,290	554,501
Coty, Inc. Class A	1,209	13,904
CSX Corp.	5,996	448,621
Cummins, Inc.	2,290	361,522
CVS Health Corp.	7,454	401,994
Cymabay Therapeutics, Inc. (b)	1,186	15,750
Danaher Corp.	4,721	623,266
Deere & Co.	2,290	366,034
Dell Technologies, Inc. Class C (b)	572	33,571
Dermira, Inc. (a)(b)	1,699	23,021
Devon Energy Corp.	1,098	34,653
Discover Financial Services	4,565	324,845
Dollar Tree, Inc. (b)	3,081	323,628
DowDuPont, Inc.	11,039	588,489
Duke Energy Corp.	2,487	223,830
DXC Technology Co.	847	54,471
Easterly Government Properties, Inc. REIT	12,873	231,843
Eaton Corp. PLC	4,565	367,756
eBay, Inc.	6,850	254,409
Ecolab, Inc.	2,290	404,277
Edison International	3,936	243,717
Elanco Animal Health, Inc. (b)	956	30,659
Eli Lilly & Co.	4,509	585,088
Emerson Electric Co.	4,565	312,566
Entercom Communications Corp. Class A (a)	2,670	14,018
EOG Resources, Inc.	4,736	450,772
Equity Residential REIT	2,290	172,483
Estee Lauder Cos., Inc. Class A	2,290	379,109
Exelon Corp.	4,565	228,843
Exxon Mobil Corp.	12,569	1,015,575
Facebook, Inc. Class A (b)	6,281	1,046,980
Fastenal Co.	2,290	147,270
FedEx Corp.	2,290	415,429
FirstEnergy Corp.	4,565	189,950
Ford Motor Co.	18,269	160,402
Fortive Corp.	2,231	187,159
Fox Corp. Class A (b)	3,231	118,610
Franklin Resources, Inc.	6,850	227,009
Freeport-McMoRan, Inc.	1,511	19,477
GCI Liberty, Inc. Class A (b)	574	31,920
General Dynamics Corp.	2,290	387,651
General Electric Co.	17,402	173,846
General Mills, Inc.	2,290	118,508
General Motors Co.	4,565	169,362
Geron Corp. (a)(b)	5,703	9,467
Gilead Sciences, Inc.	6,056	393,701
Gladstone Commercial Corp. REIT	8,278	171,934
Security Description	Shares	Value
GNC Holdings, Inc. Class A (a)(b)	4,071	$ 11,114
Gogo, Inc. (a)(b)	4,071	18,279
Goldman Sachs Group, Inc.	2,290	439,657
Halliburton Co.	4,565	133,755
HCP, Inc. REIT	6,850	214,405
Hershey Co.	2,290	262,961
Hess Corp.	2,290	137,927
Hewlett Packard Enterprise Co.	9,152	141,215
Home Depot, Inc.	4,762	913,780
Honeywell International, Inc.	4,721	750,261
HP, Inc.	9,152	177,823
Illinois Tool Works, Inc.	3,453	495,609
ImmunoGen, Inc. (a)(b)	1,287	3,488
Ingersoll-Rand PLC	4,721	509,632
Intel Corp.	17,325	930,352
International Business Machines Corp.	3,687	520,236
Intuit, Inc.	2,290	598,629
Iron Mountain, Inc. REIT	49	1,738
J.M. Smucker Co.	2,290	266,785
Johnson & Johnson	6,959	972,799
Johnson Controls International PLC	6,053	223,598
JPMorgan Chase & Co.	12,098	1,224,681
Juniper Networks, Inc.	4,565	120,836
Kellogg Co.	2,290	131,400
Keysight Technologies, Inc. (b)	2,289	199,601
Kimberly-Clark Corp.	2,290	283,731
Kinder Morgan, Inc.	3,370	67,434
Kohl's Corp.	2,290	157,483
Kraft Heinz Co.	373	12,178
L Brands, Inc.	866	23,884
Lamb Weston Holdings, Inc.	1,516	113,609
Las Vegas Sands Corp.	2,290	139,598
Leidos Holdings, Inc.	573	36,724
Liberty Expedia Holdings, Inc. Class A (b)	390	16,692
Liberty TripAdvisor Holdings, Inc. Class A (b)	308	4,371
Lockheed Martin Corp.	1,842	552,895
LogMeIn, Inc.	393	31,479
Lowe's Cos., Inc.	6,850	749,869
LyondellBasell Industries NV Class A	2,290	192,543
Macy's, Inc.	4,057	97,490
Marathon Oil Corp.	6,850	114,464
Marathon Petroleum Corp.	4,580	274,113
Marsh & McLennan Cos., Inc.	4,565	428,653
Mastercard, Inc. Class A	1,222	287,720
Mattel, Inc. (a)(b)	458	5,954
McCormick & Co., Inc.	3,437	517,715
McDonald's Corp.	2,290	434,871
McKesson Corp.	1,734	202,982
Medifast, Inc. (a)	172	21,939
Medtronic PLC	8,288	754,871
Merck & Co., Inc.	9,209	765,913
MetLife, Inc.	6,850	291,604

See accompanying notes to financial statements.
29

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MGP Ingredients, Inc. (a)	172	$ 13,270
Micron Technology, Inc. (b)	507	20,954
Microsoft Corp.	25,566	3,015,254
Mondelez International, Inc. Class A	2,290	114,317
MoneyGram International, Inc. (b)	13,000	26,520
Morgan Stanley	6,850	289,070
Mosaic Co.	2,290	62,540
National Oilwell Varco, Inc.	1,098	29,251
Nektar Therapeutics (b)	180	6,048
NetApp, Inc.	2,290	158,789
Netflix, Inc. (b)	877	312,703
New Senior Investment Group, Inc. REIT	4,500	24,525
Newmont Mining Corp.	2,290	81,913
News Corp. Class A	1,392	17,316
NexPoint Residential Trust, Inc. REIT	9,195	352,536
NextEra Energy, Inc.	2,290	442,703
NIKE, Inc. Class B	7,704	648,754
Noble Energy, Inc.	2,866	70,876
Norfolk Southern Corp.	2,290	427,978
Northrop Grumman Corp.	1,551	418,150
Novavax, Inc. (a)(b)	6,803	3,748
NOW, Inc. (b)	570	7,957
NVIDIA Corp.	1,470	263,953
Occidental Petroleum Corp.	4,565	302,203
Oracle Corp.	15,753	846,094
O'Reilly Automotive, Inc. (b)	947	367,720
Paratek Pharmaceuticals, Inc. (a)(b)	1,699	9,107
Parker-Hannifin Corp.	2,290	393,010
PayPal Holdings, Inc. (b)	6,610	686,382
Penn Virginia Corp. (b)	172	7,585
PepsiCo, Inc.	4,721	578,559
Perrigo Co. PLC	41	1,975
Perspecta, Inc.	420	8,492
Pfizer, Inc.	23,225	986,366
Philip Morris International, Inc.	4,565	403,500
Phillips 66	1,118	106,400
Pioneer Natural Resources Co.	1,551	236,186
PNC Financial Services Group, Inc.	2,290	280,891
PPL Corp.	6,850	217,419
Procter & Gamble Co.	4,988	519,001
Progenics Pharmaceuticals, Inc. (b)	3,677	17,061
Prologis, Inc. REIT	7,010	504,369
Prudential Financial, Inc.	3,459	317,813
PTC Therapeutics, Inc. (b)	550	20,702
Public Service Enterprise Group, Inc.	4,565	271,207
Public Storage REIT	1,918	417,702
QUALCOMM, Inc. (a)	7,010	399,780
Qurate Retail, Inc. (b)	4,565	72,949
Raytheon Co.	2,290	416,963
REGENXBIO, Inc. (b)	172	9,857
Resideo Technologies, Inc. (b)	763	14,718
Security Description	Shares	Value
Retail Opportunity Investments Corp. REIT	18,794	$ 325,888
Ross Stores, Inc.	4,183	389,437
salesforce.com, Inc. (b)	4,875	772,054
Sarepta Therapeutics, Inc. (a)(b)	172	20,501
Schlumberger, Ltd.	6,875	299,544
Seagate Technology PLC	2,290	109,668
Seres Therapeutics, Inc. (a)(b)	2,378	16,337
Simon Property Group, Inc. REIT	2,290	417,261
Southern Co.	2,290	118,347
Spirit MTA REIT	3,392	22,014
Starbucks Corp.	9,023	670,770
State Street Corp. (g)	2,290	150,705
Stemline Therapeutics, Inc. (b)	2,100	26,985
Synchrony Financial	2,553	81,441
Sysco Corp.	4,565	304,759
Tabula Rasa HealthCare, Inc. (a)(b)	341	19,239
Tapestry, Inc.	2,290	74,402
Target Corp.	2,290	183,795
TechTarget, Inc. (b)	3,057	49,737
Tesla, Inc. (b)	341	95,432
Texas Instruments, Inc.	6,910	732,944
Thermo Fisher Scientific, Inc.	3,043	832,930
TJX Cos., Inc.	9,129	485,754
Travelers Cos., Inc.	2,290	314,096
Twitter, Inc. (b)	1,049	34,491
Tyson Foods, Inc. Class A	5,463	379,296
UMH Properties, Inc. REIT	13,057	183,843
Union Pacific Corp.	3,475	581,020
Unisys Corp. (b)	1,186	13,841
United Financial Bancorp, Inc.	19,141	274,673
United Parcel Service, Inc. Class B	2,290	255,885
United Technologies Corp.	2,290	295,158
UnitedHealth Group, Inc.	4,663	1,152,973
Universal Corp.	172	9,912
US Bancorp	7,010	337,812
Valero Energy Corp.	4,565	387,249
Vanda Pharmaceuticals, Inc. (b)	737	13,561
Vector Group, Ltd. (a)	15,821	170,709
Verizon Communications, Inc.	7,894	466,772
Viacom, Inc. Class B	1,439	40,393
Visa, Inc. Class A	7,789	1,216,564
Wabtec Corp.	58	4,276
Walmart, Inc.	4,721	460,439
Walgreens Boots Alliance, Inc.	4,565	288,828
Walt Disney Co.	10,303	1,143,942
Waste Management, Inc.	4,565	474,349
Wells Fargo & Co.	18,099	874,544
Western Digital Corp.	2,837	136,346
Whitestone REIT (a)	1,358	16,323
Williams Cos., Inc.	4,136	118,786
Yum! Brands, Inc.	2,290	228,565
ZIOPHARM Oncology, Inc. (a)(b)	6,277	24,166

See accompanying notes to financial statements.
30

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Zoetis, Inc.	263	$ 26,476
		92,609,765
TOTAL COMMON STOCKS (Cost $151,106,402)		171,119,122

SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (h) (i)	268,861	268,861
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	3,761,746	3,761,746
TOTAL SHORT-TERM INVESTMENTS (Cost $4,030,607)		4,030,607
TOTAL INVESTMENTS — 101.7% (Cost $155,137,009)		175,149,729
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(3,002,988)
NET ASSETS — 100.0%		$ 172,146,741
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $56,868, representing less than 0.05% of net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2019.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
31

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$170,971,258	$147,864	$—	$171,119,122
Short-Term Investments	4,030,607	—	—	4,030,607
TOTAL INVESTMENTS	$175,001,865	$147,864	$—	$175,149,729
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	1,348	$ 112,935	$ 60,631	$ —	$—	$(22,861)	2,290	$ 150,705	$ 2,153	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	293,349	293,349	4,031,034	4,055,522	—	—	268,861	268,861	3,114	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,503,297	1,503,297	9,388,753	7,130,304	—	—	3,761,746	3,761,746	28,638	—
Total		$1,909,581	$13,480,418	$11,185,826	$—	$(22,861)		$4,181,312	$33,905	$—
See accompanying notes to financial statements.
32

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.1%
ARGENTINA – 0.0% (a)
Other Security		$ 25,894
AUSTRALIA – 1.9%
Other Securities		1,166,154
AUSTRIA – 0.0% (a)
Other Securities		28,533
BELGIUM – 0.2%
Other Securities		103,292
BERMUDA – 0.1%
Other Securities		42,517
BRAZIL – 0.8%
Other Securities		486,769
CANADA – 3.2%
Other Securities		1,970,626
CHILE – 0.2%
Other Securities		136,633
CHINA – 3.6%
Alibaba Group Holding, Ltd. ADR (b)(c)	1,853	338,080
Tencent Holdings, Ltd.	8,084	371,763
Other Securities		1,568,094
		2,277,937
COLOMBIA – 0.2%
Other Securities		148,961
DENMARK – 0.5%
Other Securities		326,469
FINLAND – 0.4%
Other Securities		249,189
FRANCE – 3.5%
Other Securities		2,181,048
GERMANY – 2.6%
Other Securities		1,610,621
HONG KONG – 1.5%
Hanergy Thin Film Power Group, Ltd. (b)(c)(d)	24,000	—
Other Securities		930,406
		930,406
HUNGARY – 0.0% (a)
Other Security		16,320
INDIA – 1.1%
Other Securities		675,266
INDONESIA – 0.2%
Other Securities		139,899
IRELAND – 0.4%
Other Securities		250,189
ISRAEL – 0.1%
Other Securities		83,240
Security Description	Shares	Value
ITALY – 0.6%
Other Securities		$ 370,710
JAPAN – 7.1%
Mitsui & Co., Ltd.	12,600	195,628
Toyota Motor Corp.	3,600	210,988
Other Securities		4,004,536
		4,411,152
LUXEMBOURG – 0.1%
Other Securities		42,331
MACAU – 0.0% (a)
Other Securities		7,742
MALAYSIA – 0.3%
Other Securities		201,994
MEXICO – 0.3%
Other Securities		190,212
NETHERLANDS – 1.0%
Other Securities		634,815
NEW ZEALAND – 0.1%
Other Security		50,744
NORWAY – 0.3%
Other Securities		196,366
PERU – 0.2%
Other Securities		92,609
PHILIPPINES – 0.0% (a)
Other Securities		23,548
POLAND – 0.1%
Other Securities		64,417
PORTUGAL – 0.0% (a)
Other Security		29,647
QATAR – 0.1%
Other Securities		89,362
ROMANIA – 0.0% (a)
Other Security		11,629
RUSSIA – 0.3%
Other Securities		182,175
SINGAPORE – 0.4%
Other Securities		256,077
SOUTH AFRICA – 0.7%
Other Securities		442,968
SOUTH KOREA – 1.5%
Samsung Electronics Co., Ltd.	6,797	267,365
Other Securities		678,529
		945,894
SPAIN – 1.1%
Other Securities		658,327
SWEDEN – 0.9%
Other Securities		542,044
SWITZERLAND – 2.7%
Nestle SA	4,190	399,268

See accompanying notes to financial statements.
33

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Novartis AG	2,927	$ 281,502
Roche Holding AG	975	268,592
Other Securities		741,035
		1,690,397
TAIWAN – 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	36,000	286,757
Other Securities		475,026
		761,783
THAILAND – 0.3%
Other Securities		159,034
TURKEY – 0.1%
Other Securities		46,896
UNITED ARAB EMIRATES – 0.1%
Other Securities		32,976
UNITED KINGDOM – 5.1%
HSBC Holdings PLC	29,836	242,325
Other Securities		2,954,950
		3,197,275
UNITED STATES – 54.0%
Abbott Laboratories	2,577	206,005
Alphabet, Inc. Class A (b)	437	514,301
Alphabet, Inc. Class C (b)	404	474,017
Amazon.com, Inc. (b)	564	1,004,343
Apple, Inc.	6,687	1,270,196
AT&T, Inc.	10,368	325,140
Bank of America Corp.	13,224	364,850
Berkshire Hathaway, Inc. Class B (b)	1,741	349,749
Boeing Co.	802	305,899
Cisco Systems, Inc.	6,789	366,538
Citigroup, Inc.	3,661	227,787
Coca-Cola Co.	6,286	294,562
Comcast Corp. Class A	6,501	259,910
Eversource Energy	2,856	202,633
Facebook, Inc. Class A (b)	3,321	553,577
Home Depot, Inc.	1,623	311,437
Honeywell International, Inc.	1,262	200,557
Intel Corp.	6,677	358,555
International Business Machines Corp.	1,459	205,865
Johnson & Johnson	3,855	538,890
JPMorgan Chase & Co.	4,650	470,719
Mastercard, Inc. Class A	1,321	311,029
McDonald's Corp.	1,157	219,714
Merck & Co., Inc.	3,818	317,543
Microsoft Corp.	10,215	1,204,757
Netflix, Inc. (b)	601	214,293
ONEOK, Inc.	2,877	200,930
Oracle Corp.	4,363	234,337
PepsiCo, Inc.	1,985	243,262
Pfizer, Inc.	8,335	353,987
Philip Morris International, Inc.	2,226	196,756
Phillips 66	2,838	270,092
Security Description	Shares	Value
Procter & Gamble Co.	3,619	$ 376,557
Schlumberger, Ltd.	4,498	195,978
State Street Corp. (e)	474	31,194
UnitedHealth Group, Inc.	1,408	348,142
Verizon Communications, Inc.	5,793	342,540
Visa, Inc. Class A	2,596	405,469
Walmart, Inc.	2,046	199,546
Walt Disney Co.	2,890	320,830
Wells Fargo & Co.	6,338	306,252
Other Securities		18,657,175
		33,755,913
TOTAL COMMON STOCKS (Cost $57,432,423)		61,939,000
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares Class G Shares 2.43% (f)(g)	219,661	219,661
State Street Navigator Securities Lending Government Money Market Portfolio (f)(h)	648,609	648,609
TOTAL SHORT-TERM INVESTMENTS (Cost $868,270)		868,270
TOTAL INVESTMENTS - 100.5% (Cost $58,300,693)		62,807,270
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(330,406)
NET ASSETS - 100.0%		$ 62,476,864

See accompanying notes to financial statements.
34

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2019.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(e)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$61,819,980	$119,020	$ 0(a)	$61,939,000
Short-Term Investments	868,270	—	—	868,270
TOTAL INVESTMENTS	$62,688,250	$119,020	$ 0	$62,807,270
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	1,224	$ 102,547	$ 4,651	$ 53,765	$(7,879)	$(14,360)	474	$ 31,194	$ 765	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	258,097	258,097	6,199,548	6,237,984	—	—	219,661	219,661	2,363	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,758,501	1,758,501	4,796,666	5,906,558	—	—	648,609	648,609	3,911	—
Total		$2,119,145	$11,000,865	$12,198,307	$(7,879)	$(14,360)		$899,464	$7,039	$—
See accompanying notes to financial statements.
35

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.7%
Bombardier, Inc. Class B (a)	31,257	$ 60,130
CAE, Inc.	3,939	87,304
		147,434
AIRLINES — 0.4%
Air Canada (a)	3,490	84,145
AUTO COMPONENTS — 1.1%
Magna International, Inc.	4,815	234,524
BANKS — 25.1%
Bank of Montreal	9,336	698,759
Bank of Nova Scotia (b)	17,933	954,941
Canadian Imperial Bank of Commerce	6,474	511,736
National Bank of Canada	4,871	219,896
Royal Bank of Canada	21,029	1,586,993
Toronto-Dominion Bank	26,788	1,454,146
		5,426,471
CAPITAL MARKETS — 2.8%
Brookfield Asset Management, Inc. Class A	11,283	525,828
CI Financial Corp.	3,247	44,332
IGM Financial, Inc.	1,259	32,399
		602,559
CHEMICALS — 2.5%
Methanex Corp.	1,124	63,858
Nutrien, Ltd.	8,952	472,276
		536,134
COMMERCIAL SERVICES & SUPPLIES — 1.8%
Ritchie Bros Auctioneers, Inc.	1,579	53,624
Waste Connections, Inc.	3,832	339,529
		393,153
CONSTRUCTION & ENGINEERING — 0.7%
SNC-Lavalin Group, Inc.	2,611	66,274
WSP Global, Inc.	1,538	84,075
		150,349
CONTAINERS & PACKAGING — 0.4%
CCL Industries, Inc. Class B	2,109	85,405
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Onex Corp.	1,212	68,386
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
BCE, Inc.	13,121	582,807
TELUS Corp.	8,736	323,427
		906,234
ELECTRIC UTILITIES — 2.0%
Emera, Inc.	3,398	127,099
Fortis, Inc.	6,189	228,807
Hydro One, Ltd. (b) (c)	4,410	68,529
		424,435
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
Canadian Apartment Properties REIT	2,147	$ 82,556
Choice Properties Real Estate Investment Trust	2,963	31,184
H&R Real Estate Investment Trust	4,039	70,776
RioCan Real Estate Investment Trust	4,405	87,279
SmartCentres Real Estate Investment Trust	1,111	29,115
		300,910
FOOD & STAPLES RETAILING — 3.6%
Alimentation Couche-Tard, Inc. Class B	6,199	365,272
Empire Co., Ltd. Class A	2,476	53,618
George Weston, Ltd.	1,051	75,595
Loblaw Cos., Ltd.	2,717	134,065
Metro, Inc.	3,765	138,656
		767,206
FOOD PRODUCTS — 0.6%
Saputo, Inc.	3,793	129,325
GAS UTILITIES — 0.2%
AltaGas, Ltd. (b)	3,886	51,166
HOTELS, RESTAURANTS & LEISURE — 1.3%
Restaurant Brands International, Inc.	3,405	221,588
Stars Group, Inc. (a)	3,002	52,492
		274,080
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Northland Power, Inc.	1,749	30,897
INSURANCE — 7.1%
Fairfax Financial Holdings, Ltd.	395	183,019
Great-West Lifeco, Inc.	4,115	99,675
iA Financial Corp, Inc. (a)	1,569	57,877
Intact Financial Corp.	2,022	171,150
Manulife Financial Corp.	29,015	490,841
Power Corp. of Canada	4,903	114,359
Power Financial Corp.	3,614	84,456
Sun Life Financial, Inc.	8,820	338,949
		1,540,326
IT SERVICES — 2.5%
CGI, Inc. (a)	3,573	245,707
Shopify, Inc. Class A (a) (b)	1,403	289,705
		535,412
MEDIA — 0.9%
Quebecor, Inc. Class B	2,618	64,198
Shaw Communications, Inc. Class B	6,472	134,726
		198,924
METALS & MINING — 6.6%
Agnico Eagle Mines, Ltd.	3,414	148,474
Barrick Gold Corp.	25,527	350,054
First Quantum Minerals, Ltd.	9,879	112,030
Franco-Nevada Corp.	2,673	200,463

See accompanying notes to financial statements.
36

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Goldcorp, Inc.	12,594	$ 144,139
Kinross Gold Corp. (a)	18,512	63,741
Lundin Mining Corp.	9,251	42,933
Teck Resources, Ltd. Class B	8,225	190,364
Turquoise Hill Resources, Ltd. (a)	14,964	24,642
Wheaton Precious Metals Corp.	6,488	154,484
		1,431,324
MULTI-UTILITIES — 0.8%
Algonquin Power & Utilities Corp.	6,926	77,920
Atco, Ltd. Class I	1,473	49,616
Canadian Utilities, Ltd. Class A	1,797	49,070
		176,606
MULTILINE RETAIL — 1.0%
Canadian Tire Corp., Ltd. Class A	865	93,230
Dollarama, Inc.	4,266	113,839
		207,069
OIL, GAS & CONSUMABLE FUELS — 18.6%
ARC Resources, Ltd. (b)	5,216	35,608
Cameco Corp.	5,868	69,180
Canadian Natural Resources, Ltd.	17,230	473,198
Cenovus Energy, Inc.	14,894	129,324
Crescent Point Energy Corp.	8,244	26,720
Enbridge, Inc.	29,477	1,067,919
Encana Corp.	13,862	100,441
Husky Energy, Inc.	4,445	44,086
Imperial Oil, Ltd.	3,554	97,047
Inter Pipeline, Ltd. (b)	5,822	96,354
Keyera Corp.	2,981	70,310
Pembina Pipeline Corp.	7,315	268,792
PrairieSky Royalty, Ltd. (b)	3,326	44,813
Seven Generations Energy, Ltd. Class A (a)	4,312	31,147
Suncor Energy, Inc.	23,307	755,587
Tourmaline Oil Corp.	3,745	57,859
TransCanada Corp. (b)	13,344	599,504
Vermilion Energy, Inc. (b)	2,132	52,648
		4,020,537
PAPER & FOREST PRODUCTS — 0.2%
West Fraser Timber Co., Ltd.	769	37,415
PHARMACEUTICALS — 1.3%
Aurora Cannabis, Inc. (a) (b)	13,935	126,108
Canopy Growth Corp. (a) (b)	3,369	145,811
		271,919
PROFESSIONAL SERVICES — 0.7%
Thomson Reuters Corp.	2,549	150,866
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
First Capital Realty, Inc.	2,539	40,671
ROAD & RAIL — 6.4%
Canadian National Railway Co.	10,625	951,435
Security Description	Shares	Value
Canadian Pacific Railway, Ltd.	2,081	$ 428,895
		1,380,330
SOFTWARE — 2.1%
BlackBerry, Ltd. (a)	6,982	70,397
Constellation Software, Inc.	288	244,141
Open Text Corp.	3,837	147,368
		461,906
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Canada Goose Holdings, Inc. (a) (b)	854	41,027
Gildan Activewear, Inc.	2,953	106,210
		147,237
WIRELESS TELECOMMUNICATION SERVICES — 1.3%
Rogers Communications, Inc. Class B	5,276	283,833
TOTAL COMMON STOCKS (Cost $21,683,738)		21,497,188
SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e)	9,421	9,421
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,834,989	1,834,989
TOTAL SHORT-TERM INVESTMENTS (Cost $1,844,410)		1,844,410
TOTAL INVESTMENTS — 108.1% (Cost $23,528,148)		23,341,598
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(1,756,190)
NET ASSETS — 100.0%		$ 21,585,408
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
37

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,497,188	$—	$—	$21,497,188
Short-Term Investments	1,844,410	—	—	1,844,410
TOTAL INVESTMENTS	$23,341,598	$—	$—	$23,341,598
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	516	$ 516	$ 454,271	$ 445,366	$—	$—	9,421	$ 9,421	$ 244	$—
State Street Navigator Securities Lending Government Money Market Portfolio	751,313	751,313	11,358,170	10,274,494	—	—	1,834,989	1,834,989	8,494	—
Total		$751,829	$11,812,441	$10,719,860	$—	$—		$1,844,410	$8,738	$—
See accompanying notes to financial statements.
38

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 1.4%
AECC Aero Science and Technology Co., Ltd. Class A	4,700	$ 11,742
AECC Aero-Engine Control Co., Ltd. Class A	4,700	10,889
AECC Aviation Power Co., Ltd. Class A	1,900	7,463
AVIC Aircraft Co., Ltd. Class A	2,200	5,581
AVIC Electromechanical Systems Co., Ltd. Class A	3,000	3,580
AVIC Helicopter Co., Ltd. Class A	1,100	7,652
AVIC Shenyang HeiBao Co., Ltd. Class A (a)	1,400	6,824
Changchun UP Optotech Co., Ltd. Class A	600	1,432
China Aerospace Times Electronics Co., Ltd. Class A (a)	12,200	13,052
China Avionics Systems Co., Ltd. Class A	900	2,226
China Spacesat Co., Ltd. Class A	1,700	6,367
		76,808
AIR FREIGHT & LOGISTICS — 0.4%
CMST Development Co., Ltd. Class A	2,700	2,720
Jiangsu Aucksun Co., Ltd. Class A	10,100	7,424
SF Holding Co., Ltd. Class A	1,130	6,157
Xiamen Xiangyu Co., Ltd. Class A	9,000	6,656
		22,957
AIRLINES — 0.6%
Air China, Ltd. Class A	4,000	6,452
China Eastern Airlines Corp., Ltd. Class A	7,400	7,641
China Southern Airlines Co., Ltd. Class A	7,700	9,796
Juneyao Airlines Co., Ltd. Class A	1,700	3,736
Spring Airlines Co., Ltd. Class A	700	4,229
		31,854
AUTO COMPONENTS — 1.5%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	4,100	7,553
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	400	3,577
China Shipbuilding Industry Group Power Co., Ltd. Class A	1,400	5,508
Fuyao Glass Industry Group Co., Ltd. Class A	3,700	13,395
Greatoo Intelligent Equipment, Inc.	15,800	6,159
Huayu Automotive Systems Co., Ltd. Class A	3,900	11,827
HyUnion Holding Co., Ltd. Class A	1,200	2,184
Ningbo Joyson Electronic Corp. Class A	900	3,570
Sailun Group Co., Ltd. Class A	5,940	2,678
Shandong Linglong Tyre Co., Ltd. Class A	1,400	3,706
Shenzhen Kedali Industry Co., Ltd. Class A	500	1,813
Wanxiang Qianchao Co., Ltd. Class A	6,060	6,077
Weifu High-Technology Group Co., Ltd. Class A	3,400	11,681
Security Description	Shares	Value
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	3,220	$ 3,876
		83,604
AUTOMOBILES — 1.4%
Anhui Jianghuai Automobile Group Corp., Ltd Class A	3,500	2,646
BYD Co., Ltd. Class A	1,800	14,326
Chongqing Changan Automobile Co., Ltd. Class A	7,200	8,871
FAW CAR Co., Ltd. Class A (b)	3,600	4,686
Guangzhou Automobile Group Co., Ltd. Class A	2,800	4,866
Haima Automobile Group Co., Ltd. Class A (a)	4,100	1,604
SAIC Motor Corp., Ltd. Class A	9,600	37,239
		74,238
BANKS — 10.2%
Agricultural Bank of China, Ltd. Class A	68,600	38,073
Bank of Beijing Co., Ltd. Class A	19,836	18,299
Bank of China, Ltd. Class A	37,200	20,868
Bank of Communications Co., Ltd. Class A	32,000	29,711
Bank of Guiyang Co., Ltd. Class A	3,200	6,214
Bank of Hangzhou Co., Ltd. Class A	7,700	9,865
Bank of Jiangsu Co., Ltd. Class A	8,800	9,336
Bank of Nanjing Co., Ltd. Class A	9,444	11,115
Bank of Ningbo Co., Ltd. Class A	5,300	16,750
Bank of Shanghai Co., Ltd. Class A	14,000	24,956
China CITIC Bank Corp., Ltd. Class A	5,400	5,054
China Construction Bank Corp. Class A	7,900	8,170
China Everbright Bank Co., Ltd. Class A	39,700	24,219
China Merchants Bank Co., Ltd. Class A	22,700	114,570
China Minsheng Banking Corp., Ltd. Class A	27,900	26,320
Huaxia Bank Co., Ltd. Class A	11,320	13,896
Industrial & Commercial Bank of China, Ltd. Class A	45,000	37,295
Industrial Bank Co., Ltd. Class A	20,200	54,613
Ping An Bank Co., Ltd. Class A	19,020	36,282
Shanghai Pudong Development Bank Co., Ltd. Class A	30,802	51,698
		557,304
BEVERAGES — 6.6%
Anhui Gujing Distillery Co., Ltd. Class A	400	6,398
Anhui Kouzi Distillery Co., Ltd. Class A	500	4,047
Beijing Shunxin Agriculture Co., Ltd. Class A	500	4,511
Beijing Yanjing Brewery Co., Ltd. Class A	3,200	3,052
Chongqing Brewery Co., Ltd. Class A	1,600	8,404
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,500	10,676
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	1,900	36,871
Kweichow Moutai Co., Ltd. Class A	1,400	177,897
Luzhou Laojiao Co., Ltd. Class A	1,600	15,851

See accompanying notes to financial statements.
39

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Qinghai Huzhu Barley Wine Co., Ltd. Class A	1,100	$ 2,165
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	900	8,098
Sichuan Swellfun Co., Ltd. Class A	603	4,028
Tsingtao Brewery Co., Ltd. Class A	700	4,496
Wuliangye Yibin Co., Ltd. Class A	4,800	67,851
Zhejiang Guyuelongshan Shaoxing Wine Co., Ltd. Class A	5,500	6,612
		360,957
BIOTECHNOLOGY — 0.6%
Beijing SL Pharmaceutical Co., Ltd. Class A	600	2,464
Beijing Tiantan Biological Products Corp., Ltd. Class A	3,100	11,578
Hualan Biological Engineering, Inc. Class A	800	5,356
Jinyu Bio-Technology Co., Ltd. Class A	1,100	2,910
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	5,700	10,746
		33,054
BUILDING PRODUCTS — 0.2%
Beijing New Building Materials PLC Class A	1,300	3,898
Zhejiang Goldensea Environment Technology Co., Ltd. Class A	2,000	3,455
Zhejiang Weixing New Building Materials Co., Ltd. Class A	1,500	4,499
		11,852
CAPITAL MARKETS — 7.7%
Anxin Trust Co., Ltd. Class A	4,000	4,303
Changjiang Securities Co., Ltd. Class A	15,600	17,479
China Merchants Securities Co., Ltd. Class A	6,700	17,466
CITIC Securities Co., Ltd. Class A	10,700	39,452
Dongxing Securities Co., Ltd. Class A	4,500	9,240
Everbright Securities Co., Ltd. Class A	5,600	10,966
First Capital Securities Co., Ltd. Class A	12,300	14,385
Founder Securities Co., Ltd. Class A	10,200	11,656
GF Securities Co., Ltd. Class A	6,300	15,158
Guangdong Golden Dragon Development, Inc. Class A	1,800	3,833
Guosen Securities Co., Ltd. Class A	9,600	19,341
Guotai Junan Securities Co., Ltd. Class A	7,300	21,887
Guoyuan Securities Co., Ltd. Class A	9,300	14,461
Haitong Securities Co., Ltd. Class A	9,700	20,250
Huaan Securities Co., Ltd. Class A	15,800	16,809
Huatai Securities Co., Ltd. Class A	7,100	23,675
Huaxi Securities Co., Ltd. Class A	8,500	15,594
Industrial Securities Co., Ltd. Class A	6,190	6,678
Northeast Securities Co., Ltd. Class A	10,000	15,147
Orient Securities Co., Ltd. Class A	12,000	21,284
Pacific Securities Co., Ltd. Class A	11,505	7,241
Sealand Securities Co., Ltd. Class A	14,150	12,970
Shanxi Securities Co., Ltd. Class A	12,000	17,123
Security Description	Shares	Value
Shenwan Hongyuan Group Co., Ltd. Class A	18,410	$ 15,121
Sinolink Securities Co., Ltd. Class A	11,000	17,579
SooChow Securities Co., Ltd. Class A	6,800	10,240
Southwest Securities Co., Ltd. Class A	9,300	7,652
Western Securities Co., Ltd. Class A	7,868	13,498
		420,488
CHEMICALS — 3.6%
Anhui Jinhe Industrial Co., Ltd. Class A	2,900	7,663
Anhui Sierte Fertilizer Industry, Ltd. Co. Class A	1,300	1,164
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd. Class A	8,300	4,224
Befar Group Co., Ltd. Class A	5,676	5,785
Do-Fluoride Chemicals Co., Ltd. Class A	2,800	6,358
Hengli Petrochemical Co., Ltd. Class A	2,200	6,056
Jiangsu Yangnong Chemical Co., Ltd. Class A	300	2,470
Lomon Billions Group Co., Ltd. Class A	3,600	8,635
Luxi Chemical Group Co., Ltd. Class A	5,700	12,247
Nanjing Redsun Co., Ltd. Class A	1,500	3,413
Ningbo Shanshan Co., Ltd. Class A	4,600	10,212
Qinghai Salt Lake Industry Co., Ltd. Class A (a)	1,650	1,657
Rongsheng Petro Chemical Co., Ltd. Class A	4,300	8,068
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	4,400	10,010
Shanghai Chlor-Alkali Chemical Co., Ltd. Class A	3,100	4,073
Shanghai Pret Composites Co., Ltd. Class A	1,350	2,451
Shanxi Yongdong Chemistry Industry Co., Ltd. Class A	6,575	10,918
Shenzhen Noposion Agrochemicals Co., Ltd. Class A	1,000	969
Sichuan Hebang Biotechnology Co., Ltd. Class A	14,000	4,104
Sichuan Yahua Industrial Group Co., Ltd. Class A	9,000	10,593
Sinopec Shanghai Petrochemical Co., Ltd. Class A	8,000	6,392
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	2,500	2,608
Tianqi Lithium Corp. Class A	1,190	6,226
Tongkun Group Co., Ltd. Class A	2,100	4,728
Xinjiang Xuefeng Sci-Tech Group Co., Ltd. Class A	1,200	848
Xinjiang Zhongtai Chemical Co., Ltd. Class A	2,300	3,118
Yueyang Xingchang Petrochemical Class A (a)	772	1,289
Zhejiang Huafeng Spandex Co., Ltd. Class A (b)	6,800	5,633
Zhejiang Juhua Co., Ltd. Class A	9,600	12,313
Zhejiang Longsheng Group Co., Ltd. Class A	6,600	16,891

See accompanying notes to financial statements.
40

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Zhejiang Satellite Petrochemical Co., Ltd. Class A	3,400	$ 7,477
Zhejiang Wansheng Co., Ltd. Class A	300	704
Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	3,800	7,961
		197,258
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Eternal Asia Supply Chain Management, Ltd. Class A	2,400	2,036
Guangdong Liantai Environmental Protection Co., Ltd. Class A	1,900	4,260
Jiangsu Flowers King Horticulture Co., Ltd. Class A	2,200	3,591
Jihua Group Corp., Ltd. Class A	5,000	3,601
Shanghai Environment Group Co., Ltd. Class A	1,691	3,948
Shanghai Jielong Industry Group Corp., Ltd. Class A	15,300	11,929
Shanghai M&G Stationery, Inc. Class A	1,500	8,258
Shenzhen ESUN Display Co., Ltd. Class A	200	801
Shenzhen Selen Science & Technology Co., Ltd. Class A	2,800	4,558
Tungkong, Inc. Class A	600	1,753
Tus-Sound Environmental Resources Co., Ltd. Class A	5,780	13,322
		58,057
COMMUNICATIONS EQUIPMENT — 1.2%
Beijing UniStrong Science & Technology Co., Ltd. Class A	1,400	2,877
Fiberhome Telecommunication Technologies Co., Ltd. Class A	1,100	5,157
Guangzhou Haige Communications Group, Inc. Co. Class A	2,100	3,056
Hengtong Optic-electric Co., Ltd. Class A	1,900	5,999
Hubei Kaile Science & Technology Co., Ltd. Class A	1,400	4,724
Hytera Communications Corp., Ltd. Class A	6,100	9,948
Shenzhen Asia Link Technology Development Co., Ltd. Class A (a)	6,600	8,927
Shenzhen Coship Electronics Co., Ltd. Class A (a)	10,100	7,048
Tongding Interconnection Information Co., Ltd. Class A	2,500	4,025
ZTE Corp. Class A (a)	3,700	16,076
		67,837
CONSTRUCTION & ENGINEERING — 2.8%
Changjiang & Jinggong Steel Building Group Co., Ltd. Class A (a)	11,700	6,250
Changshu Fengfan Power Equipment Co., Ltd. Class A	3,300	3,977
China Communications Construction Co., Ltd. Class A	2,000	3,723
Security Description	Shares	Value
China Gezhouba Group Co., Ltd. Class A	4,400	$ 4,753
China National Chemical Engineering Co., Ltd. Class A	4,300	4,140
China Railway Construction Corp., Ltd. Class A	14,800	25,347
China Railway Hi-tech Industry Co., Ltd. Class A	2,800	5,016
China State Construction Engineering Corp., Ltd. Class A	44,440	40,468
East China Engineering Science and Technology Co., Ltd. Class A (a)	3,800	4,648
Jiangsu Zhongtai Bridge Steel Structure Co., Ltd. Class A (a)	1,300	1,660
Metallurgical Corp. of China, Ltd. Class A	20,900	10,947
Norinco International Cooperation, Ltd. Class A	1,650	2,747
Power Construction Corp. of China, Ltd. Class A	10,800	9,272
Shanghai Construction Group Co., Ltd. Class A	12,641	7,035
Shanghai Tunnel Engineering Co., Ltd. Class A	8,500	9,283
Shenzhen Tagen Group Co., Ltd. Class A	6,380	6,569
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	2,650	4,645
Xinjiang Beixin Road & Bridge Group Co., Ltd. Class A (a)	1,440	1,821
		152,301
CONSTRUCTION MATERIALS — 1.4%
Anhui Conch Cement Co., Ltd. Class A	4,800	27,269
Arcplus Group PLC Class A	700	1,374
BBMG Corp. Class A	10,300	6,805
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	1,360	4,264
China Jushi Co., Ltd. Class A	2,900	4,617
Gansu Qilianshan Cement Group Co., Ltd. Class A	1,500	1,946
Gansu Shangfeng Cement Co., Ltd. Class A	2,100	3,553
Hainan Ruize New Building Material Co., Ltd. Class A	1,300	1,923
Huaxin Cement Co., Ltd. Class A	2,300	7,837
Jiangxi Wannianqing Cement Co., Ltd. Class A	5,900	13,572
Shandong Jinjing Science & Technology Co., Ltd. Class A	4,700	2,538
Tangshan Jidong Cement Co., Ltd. Class A (a)	1,200	3,141
		78,839
CONTAINERS & PACKAGING — 0.1%
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. Class A	2,340	2,309
ORG Technology Co., Ltd. Class A	2,880	2,567
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	3,400	2,337

See accompanying notes to financial statements.
41

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Shenzhen Beauty Star Co., Ltd. Class A	100	$ 300
		7,513
DISTRIBUTORS — 0.2%
Anhui Xinhua Media Co., Ltd. Class A	3,000	3,575
Liaoning Cheng Da Co., Ltd. Class A	1,200	2,673
Shanghai Shenhua Holdings Co., Ltd. Class A (a)	2,900	1,096
Wuchan Zhongda Group Co., Ltd. Class A	4,900	4,127
		11,471
DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
Zhejiang Yasha Decoration Co., Ltd. Class A	2,300	2,286
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Avic Capital Co., Ltd. Class A	8,100	7,123
Shanghai AJ Group Co., Ltd. Class A	7,700	13,405
		20,528
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
263 Network Communications Co., Ltd. Class A (a)	12,000	11,642
ELECTRIC UTILITIES — 0.1%
Shenyang Jinshan Energy Co., Ltd. Class A (a)	11,800	3,951
Xinjiang Tianfu Energy Co., Ltd. Class A	3,200	2,571
		6,522
ELECTRICAL EQUIPMENT — 3.3%
Anhui Xinlong Electrical Co., Ltd. Class A	5,500	6,514
Beijing Sifang Automation Co., Ltd. Class A	5,000	4,836
Changyuan Group, Ltd. Class A	8,600	8,548
China XD Electric Co., Ltd. Class A	12,900	8,100
Dongfang Electric Corp., Ltd. Class A (a)	4,900	7,736
Dongfang Electronics Co., Ltd. Class A (a)	18,200	16,573
Fangda Carbon New Material Co., Ltd. Class A	3,000	10,084
Guoxuan High-Tech Co., Ltd. Class A	1,200	3,141
Hongfa Technology Co., Ltd. Class A	800	3,263
Jiangsu SINOJIT Wind Energy Technology Co., Ltd. Class A	15,400	6,920
Jiangsu Zhongtian Technology Co., Ltd. Class A	3,200	4,738
Jiangsu Zongyi Co., Ltd. Class A (a)	1,200	1,291
Luxshare Precision Industry Co., Ltd. Class A	5,150	19,004
Nanjing Kangni Mechanical & Electrical Co., Ltd. Class A	1,750	1,346
NARI Technology Co., Ltd. Class A	5,100	16,019
Shanghai Electric Group Co., Ltd. Class A	11,200	9,949
Shenzhen Center Power Tech Co., Ltd. Class A	600	2,172
Shenzhen Invt Electric Co., Ltd. Class A	3,800	3,568
Security Description	Shares	Value
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	10,500	$ 8,218
Sieyuan Electric Co., Ltd. Class A	1,020	1,886
TBEA Co., Ltd. Class A	8,913	10,981
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	17,000	9,056
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	2,010	4,352
Zhejiang Chint Electrics Co., Ltd. Class A	2,700	10,767
		179,062
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
AVIC Jonhon OptronicTechnology Co., Ltd. Class A	836	5,055
Beijing SDL Technology Co., Ltd. Class A	3,900	4,962
BOE Technology Group Co., Ltd. Class A	32,800	19,034
Foxconn Industrial Internet Co., Ltd. Class A (a)	5,400	11,852
Fujian Torch Electron Technology Co., Ltd. Class A	600	1,828
GoerTek, Inc. Class A	6,000	9,374
Guangdong Fenghua Advanced Technology Holding Co., Ltd. Class A	4,200	9,724
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	10,750	56,096
Holitech Technology Co., Ltd. Class A	3,000	3,134
NAURA Technology Group Co., Ltd. Class A	900	9,440
Ningbo Yunsheng Co., Ltd. Class A	1,620	1,603
OFILM Group Co., Ltd. Class A	4,200	8,874
Shengyi Technology Co., Ltd. Class A	2,200	4,334
Shennan Circuits Co., Ltd. Class A	500	9,256
Shenzhen Infinova, Ltd. Class A (a)	2,210	1,624
Shenzhen Mason Technologies Co., Ltd. Class A	2,400	1,736
Shenzhen Sunlord Electronics Co., Ltd. Class A	2,500	7,034
TDG Holdings Co., Ltd. Class A	9,640	12,450
Tianma Microelectronics Co., Ltd. Class A	2,200	5,067
Tunghsu Optoelectronic Technology Co., Ltd. Class A	5,100	4,584
Unigroup Guoxin Microelectronics Co., Ltd. Class A	400	2,680
Unisplendour Corp., Ltd. Class A	500	3,243
Westone Information Industry, Inc. Class A	600	2,674
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,400	5,833
Zhejiang Dahua Technology Co., Ltd. Class A	3,750	9,162
		210,653
ENERGY EQUIPMENT & SERVICES — 0.5%
Cangzhou Mingzhu Plastic Co., Ltd. Class A	299	224
Changzheng Engineering Co., Ltd. Class A	1,400	3,810

See accompanying notes to financial statements.
42

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
China Petroleum Engineering Corp.	12,100	$ 8,192
Offshore Oil Engineering Co., Ltd. Class A	5,500	5,270
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,300	4,602
Zhejiang Kingland Pipeline & Technologies Co., Ltd. Class A	2,300	2,645
		24,743
ENTERTAINMENT — 1.2%
China Film Co., Ltd. Class A	4,100	10,841
China Television Media, Ltd. Class A	7,140	20,600
Contemporary Eastern Investment Co., Ltd. Class A (a)	100	78
Giant Network Group Co., Ltd. Class A	1,600	5,254
Kingnet Network Co., Ltd. Class A	4,300	3,097
Perfect World Co., Ltd. Class A	800	3,799
Wuhan DDMC Culture Co., Ltd. Class A	5,600	10,740
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	2,900	5,998
Youzu Interactive Co., Ltd. Class A	1,300	4,604
		65,011
FOOD & STAPLES RETAILING — 0.5%
Chengdu Hongqi Chain Co., Ltd. Class A	2,800	2,383
Laobaixing Pharmacy Chain JSC Class A	400	3,743
New Huadu Supercenter Co., Ltd. Class A (a)	1,700	1,652
Sanjiang Shopping Club Co., Ltd. Class A	800	1,565
Shanghai Bailian Group Co., Ltd. Class A	3,800	5,750
Yonghui Superstores Co., Ltd. Class A	9,800	12,599
		27,692
FOOD PRODUCTS — 3.8%
Angel Yeast Co., Ltd. Class A	1,200	4,832
Beijing Dabeinong Technology Group Co., Ltd. Class A	6,750	5,353
Beijing Sanyuan Foods Co., Ltd. Class A	8,900	7,773
COFCO Tunhe Sugar Co., Ltd. Class A	5,300	7,098
Fortune Ng Fung Food Hebei Co., Ltd. Class A	3,800	6,248
Foshan Haitian Flavouring & Food Co., Ltd. Class A	2,600	33,541
Gansu Yasheng Industrial Group Co., Ltd. Class A	7,100	4,078
Guangdong Haid Group Co., Ltd. Class A	2,200	9,231
Heilongjiang Agriculture Co., Ltd. Class A	3,400	4,902
Henan Shuanghui Investment & Development Co., Ltd. Class A	2,800	10,770
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	6,080	1,963
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	6,800	29,454
Jiangxi Zhengbang Technology Co., Ltd. Class A	5,600	13,574
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	847	4,610
Security Description	Shares	Value
Luoniushan Co., Ltd. Class A (a)	1,500	$ 2,763
MeiHua Holdings Group Co., Ltd. Class A	8,300	6,422
Muyuan Foodstuff Co., Ltd. Class A	1,900	17,898
New Hope Liuhe Co., Ltd. Class A	4,000	7,916
Qiaqia Food Co., Ltd. Class A	700	2,685
Shanghai Maling Aquarius Co., Ltd. Class A	8,800	11,667
Tongwei Co., Ltd. Class A	4,500	8,142
Xinjiang Guannong Fruit & Antler Group Co., Ltd. Class A	1,800	1,634
Yuan Longping High-tech Agriculture Co., Ltd. Class A	1,400	3,387
		205,941
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	2,200	8,262
HEALTH CARE PROVIDERS & SERVICES — 1.0%
China National Accord Medicines Corp., Ltd. Class A	400	3,065
China National Medicines Corp., Ltd. Class A	1,600	6,323
Huadong Medicine Co., Ltd. Class A	2,400	11,652
Jointown Pharmaceutical Group Co., Ltd. Class A	1,400	3,266
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	3,780	10,456
Realcan Pharmaceutical Co., Ltd. Class A	3,900	5,252
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	3,900	12,001
Tibet Rhodiola Pharmaceutical Holding Co. Class A	400	2,445
		54,460
HOTELS, RESTAURANTS & LEISURE — 1.0%
BTG Hotels Group Co., Ltd. Class A	4,000	13,082
China International Travel Service Corp., Ltd. Class A	2,500	26,069
ENC Data Technology Co., Ltd. Class A	600	1,984
Shanghai Jinjiang International Hotels Development Co., Ltd. Class A	800	3,306
Shenzhen Overseas Chinese Town Co., Ltd. Class A	8,300	9,509
		53,950
HOUSEHOLD DURABLES — 3.0%
Gree Electric Appliances, Inc. of Zhuhai Class A	3,500	24,586
Guangzhou Holike Creative Home Co., Ltd. Class A	600	1,891
Hangzhou Robam Appliances Co., Ltd. Class A	1,300	6,229
Hisense Electric Co., Ltd. Class A	1,600	2,504
Leo Group Co., Ltd. Class A	34,863	11,101

See accompanying notes to financial statements.
43

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Markor International Home Furnishings Co., Ltd. Class A	2,530	$ 2,003
Midea Group Co., Ltd. Class A	7,900	57,281
NavInfo Co., Ltd. Class A	1,000	3,375
Oppein Home Group, Inc. Class A	400	7,225
Qingdao Haier Co., Ltd. Class A	6,400	16,294
Sichuan Jiuzhou Electric Co., Ltd. Class A	3,400	3,354
Suofeiya Home Collection Co., Ltd. Class A	1,900	7,251
TCL Corp. Class A	11,700	7,068
Vatti Corp., Ltd. Class A	1,400	2,923
Wuxi Little Swan Co., Ltd. Class A	600	5,083
Xiamen Goldenhome Co., Ltd. Class A	100	1,179
Zhejiang Supor Co., Ltd. Class A	700	7,815
		167,162
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.6%
An Hui Wenergy Co., Ltd. Class A	7,110	5,681
China National Nuclear Power Co., Ltd. Class A	12,400	11,163
China Yangtze Power Co., Ltd. Class A	16,600	41,669
Datang Huayin Electric Power Co., Ltd. Class A (a)	2,100	1,103
GD Power Development Co., Ltd. Class A	21,500	8,574
Huadian Power International Corp., Ltd. Class A	18,400	11,937
Huaneng Power International, Inc. Class A	4,400	4,295
Hubei Energy Group Co., Ltd. Class A	9,400	5,860
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	16,400	7,150
SDIC Power Holdings Co., Ltd. Class A	8,300	10,250
Shanghai Electric Power Co., Ltd. Class A	2,700	3,628
Shanxi Zhangze Electric Power Co., Ltd. Class A (a)	4,200	1,831
Shenergy Co., Ltd. Class A	8,600	7,192
Shenzhen Energy Group Co., Ltd. Class A	7,200	6,953
Sichuan Chuantou Energy Co., Ltd. Class A	4,500	6,247
Zhejiang Zheneng Electric Power Co., Ltd. Class A	6,800	4,927
Zhongmin Energy Co., Ltd. Class A (a) (b)	4,400	2,902
		141,362
INDUSTRIAL CONGLOMERATES — 0.2%
China Baoan Group Co., Ltd. Class A	11,825	11,806
INSURANCE — 3.8%
China Life Insurance Co., Ltd. Class A	2,200	9,271
China Pacific Insurance Group Co., Ltd. Class A	7,700	39,000
Hubei Biocause Pharmaceutical Co., Ltd. Class A	4,600	4,668
New China Life Insurance Co., Ltd. Class A	2,100	16,776
Ping An Insurance Group Co. of China, Ltd. Class A	11,900	136,518
Security Description	Shares	Value
Xishui Strong Year Co., Ltd. Inner Mongolia Class A	1,800	$ 3,806
		210,039
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Focus Technology Co., Ltd. Class A	600	1,339
Global Top E-Commerce Co., Ltd. Class A	3,000	5,107
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (a)	2,500	1,797
Visual China Group Co., Ltd. Class A	1,400	5,491
		13,734
IT SERVICES — 0.8%
China TransInfo Technology Co., Ltd. Class A	3,700	10,422
DHC Software Co., Ltd. Class A	5,300	6,979
Fujian Rongji Software Co., Ltd. Class A	9,600	14,227
Shanghai AtHub Co., Ltd. Class A	1,600	9,692
Taiji Computer Corp., Ltd. Class A	600	3,338
		44,658
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Alpha Group Class A (a)	1,200	1,487
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Shanghai Runda Medical Technology Co., Ltd. Class A	1,080	1,951
MACHINERY — 3.9%
Anhui Ankai Automobile Co., Ltd. Class A (a)	11,300	5,717
Anhui Heli Co., Ltd. Class A	2,280	3,905
China First Heavy Industries Class A (a)	10,600	6,167
China International Marine Containers Group Co., Ltd. Class A	1,400	3,108
China Shipbuilding Industry Co., Ltd. Class A	23,400	20,334
CRRC Corp., Ltd. Class A	23,400	31,684
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	1,400	3,085
Geron Co., Ltd. Class A	3,200	9,109
Inner Mongolia First Machinery Group Co., Ltd. Class A	2,100	3,768
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,700	8,234
Linzhou Heavy Machinery Group Co., Ltd. Class A (a)	18,010	12,005
Mesnac Co., Ltd. Class A (a)	13,300	12,230
Nanxing Furniture Machinery & Equipment Co., Ltd. Class A	600	2,920
Sanlux Co., Ltd. Class A	2,000	2,024
Sany Heavy Industry Co., Ltd. Class A	9,000	17,114
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	2,700	7,067
Shantui Construction Machinery Co., Ltd. Class A (a)	5,800	3,538
Shenzhen Silver Basis Technology Co., Ltd. Class A	1,800	2,491

See accompanying notes to financial statements.
44

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Sunward Intelligent Equipment Co., Ltd. Class A	8,200	$ 8,651
Taiyuan Heavy Industry Co., Ltd. Class A (a)	11,200	5,016
Tian Di Science & Technology Co., Ltd. Class A	6,300	3,646
Weichai Power Co., Ltd. Class A	4,800	8,463
Weihai Guangtai Airport Equipment Co., Ltd. Class A	1,900	3,769
XCMG Construction Machinery Co., Ltd. Class A	7,600	4,976
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	3,200	7,461
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	5,200	4,874
Zhengzhou Yutong Bus Co., Ltd. Class A	3,600	7,194
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	11,000	7,333
		215,883
MARINE — 0.3%
COSCO SHIPPING Development Co., Ltd. Class A (a)	15,800	7,218
COSCO SHIPPING Energy Transportation Co., Ltd. Class A	6,000	5,776
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	7,800	6,128
		19,122
MEDIA — 0.7%
Beijing Gehua CATV Network Co., Ltd. Class A	2,000	3,523
China South Publishing & Media Group Co., Ltd. Class A	1,300	2,490
Chinese Universe Publishing and Media Group Co., Ltd. Class A	2,100	4,746
CITIC Guoan Information Industry Co., Ltd. Class A	4,000	3,535
Guangdong Advertising Group Co., Ltd. Class A (a)	16,159	9,594
Jishi Media Co., Ltd. Class A	13,000	5,571
Shanghai Oriental Pearl Group Co., Ltd. Class A	3,270	6,009
Shenzhen Topway Video Communication Co., Ltd. Class A	3,880	5,537
		41,005
METALS & MINING — 4.2%
Advanced Technology & Materials Co., Ltd. Class A	4,500	4,560
Angang Steel Co., Ltd. Class A	3,600	3,053
Anyang Iron & Steel, Inc. Class A (a)	3,400	1,846
Baoshan Iron & Steel Co., Ltd. Class A	21,456	23,082
China Molybdenum Co., Ltd. Class A	19,000	13,174
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	9,000	14,931
Ganfeng Lithium Co., Ltd. Class A	1,300	5,337
GEM Co., Ltd. Class A	6,500	4,874
Security Description	Shares	Value
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	5,600	$ 7,683
Hesteel Co., Ltd. Class A	10,800	5,496
Hunan Gold Corp., Ltd. Class A (a)	6,300	7,977
Hunan Valin Steel Co., Ltd. Class A (a)	7,100	8,008
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	40,500	11,028
Jiangxi Copper Co., Ltd. Class A	1,500	3,482
Jinduicheng Molybdenum Co., Ltd. Class A	3,800	3,913
Maanshan Iron & Steel Co., Ltd. Class A	9,600	5,557
Nanjing Iron & Steel Co., Ltd. Class A	17,700	10,877
Sansteel Minguang Co., Ltd. Fujian Class A	1,500	3,680
Shandong Gold Mining Co., Ltd. Class A	3,000	13,874
Shandong Humon Smelting Co., Ltd. Class A	1,000	1,434
Shandong Nanshan Aluminum Co., Ltd. Class A	8,400	3,337
Shenghe Resources Holding Co., Ltd. Class A	1,430	2,511
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	6,550	4,922
Tongling Nonferrous Metals Group Co., Ltd. Class A	10,600	4,038
Western Mining Co., Ltd. Class A	4,000	3,845
Xiamen Tungsten Co., Ltd. Class A	4,100	9,200
Xinxing Ductile Iron Pipes Co., Ltd. Class A	8,200	6,247
Xinyu Iron & Steel Co., Ltd. Class A	7,400	6,695
Yintai Resources Co., Ltd. Class A	1,900	3,079
Yunnan Chihong Zinc&Germanium Co., Ltd. Class A	5,300	4,046
Yunnan Tin Co., Ltd. Class A (a)	4,500	8,088
Zhejiang Huayou Cobalt Co., Ltd. Class A	1,420	7,921
Zhongjin Gold Corp., Ltd. Class A	4,130	5,254
Zijin Mining Group Co., Ltd. Class A	19,200	10,028
		233,077
MULTILINE RETAIL — 0.5%
Beijing Capital Retailing Group Co., Ltd. Class A	6,900	7,413
Hunan Friendship & Apollo Cmmericial Co., Ltd. Class A	4,000	2,422
Rainbow Department Store Co., Ltd. Class A	1,550	3,367
Shanghai Yimin Commerce Group Co., Ltd. Class A	6,700	4,247
Wuhan Department Store Group Co., Ltd. Class A	4,980	8,900
		26,349
OIL, GAS & CONSUMABLE FUELS — 2.2%
Anhui Province Natural Gas Development Co., Ltd. Class A	3,500	6,161
China Merchants Energy Shipping Co., Ltd. Class A	11,300	8,205

See accompanying notes to financial statements.
45

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
China Petroleum & Chemical Corp. Class A	28,600	$ 24,427
China Shenhua Energy Co., Ltd. Class A	5,000	14,589
Guanghui Energy Co., Ltd. Class A	17,800	11,521
Jizhong Energy Resources Co., Ltd. Class A	10,200	6,587
Oriental Energy Co., Ltd. Class A	1,600	2,352
PetroChina Co., Ltd. Class A	10,000	11,308
Shaanxi Coal Industry Co., Ltd. Class A	5,400	7,159
Shandong Xinchao Energy Corp., Ltd. Class A (a)	7,200	2,743
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	3,300	3,948
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	8,600	10,019
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	3,800	3,523
Sinopec Shandong Taishan Petroleum Co., Ltd. Class A	3,100	3,026
Yang Quan Coal Industry Group Co., Ltd. Class A	7,800	7,068
		122,636
PAPER & FOREST PRODUCTS — 0.4%
DeHua TB New Decoration Materials Co., Ltd. Class A	1,950	2,057
Fujian Jinsen Forestry Co., Ltd. Class A	680	2,468
Guangdong Weihua Corp. Class A (a)	1,100	1,560
Shandong Sun Paper Industry JSC, Ltd. Class A	2,700	2,872
Shanying International Holding Co., Ltd. Class A	21,900	12,904
		21,861
PERSONAL PRODUCTS — 0.1%
Shanghai Jahwa United Co., Ltd. Class A	1,000	4,700
PHARMACEUTICALS — 4.8%
Beijing Aosaikang Pharmaceutical Co., Ltd. Class A	340	835
Beijing Tongrentang Co., Ltd. Class A	1,100	4,899
Changchun High & New Technology Industry Group, Inc. Class A	200	9,433
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	1,100	8,334
China Resources Double Crane Pharmaceutical Co., Ltd. Class A	1,280	2,626
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,000	4,291
Dong-E-E-Jiao Co., Ltd. Class A	700	4,942
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	7,900	11,884
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	1,700	9,865
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	3,600	5,673
Harbin Medisan Pharmaceutical Co., Ltd. Class A	3,000	6,540
Security Description	Shares	Value
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	900	$ 4,623
Humanwell Healthcare Group Co., Ltd. Class A	1,000	1,699
Jiangsu Hengrui Medicine Co., Ltd. Class A	5,246	51,066
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	1,430	3,875
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	1,400	1,839
Kangmei Pharmaceutical Co., Ltd. Class A	5,300	8,241
Livzon Pharmaceutical Group, Inc. Class A	900	4,686
Renhe Pharmacy Co., Ltd. Class A	1,800	1,776
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	730	3,147
Shandong Lukang Pharma Class A	900	1,327
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	2,300	10,192
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	1,280	4,935
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	800	3,237
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	4,200	8,143
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	1,400	6,031
Tasly Pharmaceutical Group Co., Ltd. Class A	1,240	4,155
Tianjin Lisheng Pharmaceutical Co., Ltd. Class A	900	3,723
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	1,382	3,570
Yabao Pharmaceutical Group Co., Ltd. Class A	1,500	1,823
Yifan Pharmaceutical Co., Ltd. Class A	900	1,774
Yunnan Baiyao Group Co., Ltd. Class A	1,600	20,355
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	800	13,677
Zhejiang Conba Pharmaceutical Co., Ltd. Class A	8,700	13,230
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	1,500	3,459
Zhejiang NHU Co., Ltd. Class A	2,900	7,974
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	2,700	3,423
Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	800	1,987
		263,289
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.4%
Beijing Capital Development Co., Ltd. Class A	2,500	3,553
Beijing Centergate Technologies Holding Co., Ltd. Class A (a)	3,200	4,400
Beijing Hualian Department Store Co., Ltd. Class A	14,700	6,343

See accompanying notes to financial statements.
46

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
China Calxon Group Co., Ltd. Class A (a)	3,000	$ 3,442
China Enterprise Co., Ltd. Class A (a)	4,000	3,898
China Fortune Land Development Co., Ltd. Class A	3,100	14,308
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	8,921	30,583
China Vanke Co., Ltd. Class A	11,600	53,024
Chongqing Dima Industry Co., Ltd. Class A	3,600	2,127
Citychamp Dartong Co., Ltd. Class A	8,100	5,990
Financial Street Holdings Co., Ltd. Class A	2,900	3,702
Future Land Holdings Co., Ltd. Class A	2,500	16,795
Gemdale Corp. Class A	3,800	7,775
Greenland Holdings Corp., Ltd. Class A	8,300	9,312
Guangdong Shirongzhaoye Co., Ltd. Class A	1,900	3,005
Hainan Expressway Co., Ltd. Class A	2,300	1,595
Hainan Haide Industry Co., Ltd. Class A (a)	4,600	9,117
Hubei Fuxing Science And Technology Co., Ltd. Class A	5,400	6,267
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	5,700	8,057
Jinke Properties Group Co., Ltd. Class A	4,100	4,453
Kinghand Industrial Investment Co., Ltd. Class A	1,400	1,608
Lushang Property Co., Ltd. Class A (a)	3,200	1,862
Myhome Real Estate Development Group Co., Ltd. Class A	12,700	5,291
Poly Developments & Holdings Group Co., Ltd. Class A	15,700	33,266
RiseSun Real Estate Development Co., Ltd. Class A	6,100	10,211
Shanghai Chinafortune Co., Ltd. Class A	1,600	3,759
Shanghai SMI Holding Co., Ltd. Class A	2,900	3,448
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	1,300	4,393
Shenzhen World Union Properties Consultancy, Inc. Class A	2,100	1,887
Sichuan Languang Development Co., Ltd. Class A	2,700	2,965
Tahoe Group Co., Ltd. Class A	1,600	4,509
Xinhu Zhongbao Co., Ltd. Class A	6,700	3,928
Yango Group Co., Ltd. Class A	7,300	9,070
Youngor Group Co., Ltd. Class A	2,660	3,606
Zhejiang China Commodities City Group Co., Ltd. Class A	10,700	7,578
		295,127
ROAD & RAIL — 0.7%
China Railway Tielong Container Logistics Co., Ltd. Class A	9,400	12,085
Daqin Railway Co., Ltd. Class A	16,800	20,848
Guangshen Railway Co., Ltd. Class A	5,600	2,966
NanJing Public Utilities Development Co., Ltd. Class A	3,000	2,397
		38,296
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
EGing Photovoltaic Technology Co., Ltd. Class A	9,100	$ 5,321
GCL System Integration Technology Co., Ltd. Class A (a)	8,200	6,479
Hangzhou Silan Microelectronics Co., Ltd. Class A	2,600	6,348
Jiangsu Changjiang Electronics Technology Co., Ltd. Class A	2,200	4,619
LONGi Green Energy Technology Co., Ltd. Class A	2,520	9,787
MLS Co., Ltd. Class A	1,300	3,004
Sanan Optoelectronics Co., Ltd. Class A	4,840	10,565
Shanghai Belling Co., Ltd. Class A	2,700	6,127
		52,250
SOFTWARE — 1.9%
360 Security Technology, Inc. Class A	1,300	4,994
Aisino Corp. Class A	2,800	11,636
Beijing Shiji Information Technology Co., Ltd. Class A	700	3,401
Glodon Co., Ltd. Class A	1,000	4,436
Hundsun Technologies, Inc. Class A	500	6,514
Iflytek Co., Ltd. Class A	2,750	14,849
Inspur Software Co., Ltd. Class A	3,500	14,233
Neusoft Corp. Class A	1,200	2,616
Newland Digital Technology Co., Ltd. Class A	4,600	12,115
Shanghai 2345 Network Holding Group Co., Ltd. Class A	4,052	3,654
Shanghai Golden Bridge InfoTech Co., Ltd. Class A	1,300	2,878
Shen Zhen Mindata Holding Co., Ltd. Class A (a)	1,400	1,635
Sinodata Co., Ltd. Class A (a)	1,800	5,183
Venustech Group, Inc. Class A	600	2,632
Wisesoft Co., Ltd. Class A	1,100	2,786
Yonyou Network Technology Co., Ltd. Class A	2,330	11,753
		105,315
SPECIALTY RETAIL — 0.6%
China Grand Automotive Services Co., Ltd. Class A	3,900	3,076
Pang Da Automobile Trade Co., Ltd. Class A (a)	22,200	5,615
Shanghai Yuyuan Tourist Mart Co., Ltd. Class A	3,800	5,411
Suning Commerce Group Co., Ltd. Class A	8,900	16,620
		30,722
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
China Greatwall Technology Group Co., Ltd. Class A	3,000	4,718

See accompanying notes to financial statements.
47

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Dawning Information Industry Co., Ltd. Class A	500	$ 4,485
Focus Media Information Technology Co., Ltd. Class A	12,960	12,091
GRG Banking Equipment Co., Ltd. Class A	3,625	3,937
Guangzhou KingTeller Technology Co., Ltd. Class A	2,700	2,242
Inspur Electronic Information Industry Co., Ltd. Class A	940	3,497
Ninestar Corp. Class A	1,000	4,689
Shenzhen Sinovatio Technology Co., Ltd. Class A	100	1,782
Tsinghua Tongfang Co., Ltd. Class A	4,300	7,895
		45,336
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Anhui Huamao Textile Co. Class A	18,500	12,938
Bros Eastern Co., Ltd. Class A	3,000	2,549
Gansu Gangtai Holding Group Co., Ltd. Class A	1,300	870
Heilan Home Co., Ltd. Class A	2,700	3,925
Huafu Top Dyed Melange Yarn Co., Ltd. Class A	3,750	4,336
Jiangsu Huaxicun Co., Ltd. Class A	2,000	3,172
Jiangsu Sunshine Co., Ltd. Class A (a)	16,700	7,976
Luthai Textile Co., Ltd. Class A	2,100	3,322
NanJi E-Commerce Co., Ltd. Class A	3,000	5,111
Yantai Tayho Advanced Materials Co., Ltd. Class A	1,800	3,064
Zhejiang Ming Jewelry Co., Ltd. Class A	12,000	10,749
Zhejiang Semir Garment Co., Ltd. Class A	1,800	3,211
Zhejiang Weixing Industrial Development Co., Ltd. Class A	3,190	3,631
		64,854
TRADING COMPANIES & DISTRIBUTORS — 0.5%
China Meheco Co., Ltd. Class A	2,400	5,496
Jiangsu Guotai International Group Guomao Co., Ltd. Class A	7,600	7,588
Shanghai Lansheng Corp. Class A	600	1,040
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	2,400	6,360
Sinochem International Corp. Class A	2,300	2,717
Tianjin Teda Co., Ltd. Class A	4,500	3,047
Xiamen C & D, Inc. Class A	2,800	3,608
		29,856
TRANSPORTATION INFRASTRUCTURE — 1.1%
Dalian Port PDA Co., Ltd. Class A	7,130	2,642
Fujian Expressway Development Co., Ltd. Class A	9,700	4,893
Guangzhou Baiyun International Airport Co., Ltd. Class A	2,000	4,398
Henan Zhongyuan Expressway Co., Ltd. Class A	4,400	4,288
Security Description	Shares	Value
Hubei Chutian Smart Communication Co., Ltd. Class A	6,400	$ 3,562
Jiangxi Ganyue Expressway Co., Ltd. Class A	4,000	2,696
Ningbo Zhoushan Port Co., Ltd. Class A	4,700	3,042
Shanghai International Airport Co., Ltd. Class A	1,100	10,172
Shanghai International Port Group Co., Ltd. Class A	11,300	12,224
TangShan Port Group Co., Ltd. Class A	9,152	4,412
Tianjin Port Co., Ltd. Class A	3,000	3,937
Yingkou Port Liability Co., Ltd. Class A	5,100	2,307
		58,573
WATER UTILITIES — 0.3%
Beijing Capital Co., Ltd. Class A	11,200	6,949
Chengdu Xingrong Environment Co., Ltd. Class A	15,000	10,379
		17,328
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
China United Network Communications, Ltd. Class A	33,600	33,947
TOTAL COMMON STOCKS (Cost $4,640,619)		5,428,869

RIGHTS — 0.0% (c)
ELECTRICAL EQUIPMENT — 0.0% (c)
Xinjiang Goldwind Science & Technology Co., Ltd. (expiring 3/26/19) (a) (b)	381	427
TOTAL RIGHTS (Cost $0)		427
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e) (Cost $30,660)	30,660	30,660
TOTAL INVESTMENTS — 99.5% (Cost $4,671,279)		5,459,956
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		27,572
NET ASSETS — 100.0%		$ 5,487,528

See accompanying notes to financial statements.
48

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $13,648 representing 0.3% of net assets.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,415,648	$13,221	$—	$5,428,869
Rights	—	427	—	427
Short-Term Investment	30,660	—	—	30,660
TOTAL INVESTMENTS	$5,446,308	$13,648	$—	$5,459,956
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,165	$22,165	$92,836	$84,341	$—	$—	30,660	$30,660	$256	$—
See accompanying notes to financial statements.
49

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 6.1%
Alumina, Ltd.	14,182	$ 24,380
Amcor, Ltd.	6,402	69,989
AMP, Ltd.	17,314	25,828
APA Group	6,018	42,663
Aristocrat Leisure, Ltd.	3,222	56,097
ASX, Ltd.	1,150	57,053
Aurizon Holdings, Ltd.	10,431	33,714
AusNet Services	10,433	13,155
Australia & New Zealand Banking Group, Ltd.	15,885	293,720
Bank of Queensland, Ltd.	2,545	16,451
Bendigo & Adelaide Bank, Ltd. (a)	3,049	20,966
BlueScope Steel, Ltd.	3,053	30,253
Boral, Ltd.	6,184	20,163
Brambles, Ltd.	8,624	72,042
Caltex Australia, Ltd.	1,545	28,765
Challenger, Ltd.	3,557	20,921
CIMIC Group, Ltd.	622	21,323
Coca-Cola Amatil, Ltd.	2,673	16,424
Cochlear, Ltd.	306	37,665
Coles Group, Ltd. (b)	6,316	53,166
Commonwealth Bank of Australia (a)	9,820	492,759
Computershare, Ltd.	2,748	33,341
Crown Resorts, Ltd.	2,269	18,552
CSL, Ltd.	2,501	346,328
Dexus REIT	5,801	52,498
Domino's Pizza Enterprises, Ltd.	391	12,060
Flight Centre Travel Group, Ltd.	334	9,977
Fortescue Metals Group, Ltd.	9,312	47,031
Goodman Group REIT	8,903	84,429
GPT Group REIT	10,789	47,593
Harvey Norman Holdings, Ltd. (a)	3,373	9,632
Incitec Pivot, Ltd.	9,707	21,514
Insurance Australia Group, Ltd.	12,824	69,961
LendLease Group	3,223	28,344
Macquarie Group, Ltd.	1,784	164,009
Medibank Pvt, Ltd.	16,204	31,769
Mirvac Group REIT	22,081	43,134
National Australia Bank, Ltd. (a)	15,397	276,385
Newcrest Mining, Ltd.	4,251	77,033
Orica, Ltd.	2,179	27,289
QBE Insurance Group, Ltd.	7,256	63,449
Ramsay Health Care, Ltd. (a)	830	37,940
REA Group, Ltd.	322	17,086
Scentre Group REIT	29,514	86,167
SEEK, Ltd.	1,896	23,623
Sonic Healthcare, Ltd.	2,433	42,447
Stockland REIT	12,748	34,864
Suncorp Group, Ltd.	7,171	70,194
Sydney Airport	6,447	34,027
Tabcorp Holdings, Ltd.	8,990	29,504
Telstra Corp., Ltd.	23,123	54,532
TPG Telecom, Ltd.	2,232	11,019
Security Description	Shares	Value
Transurban Group Stapled Security	14,302	$ 134,104
Treasury Wine Estates, Ltd.	3,994	42,359
Vicinity Centres REIT	17,151	31,676
Wesfarmers, Ltd. (a)	6,260	154,081
Westpac Banking Corp. (a)	19,211	353,718
Woolworths Group, Ltd. (a)	7,264	156,863
WorleyParsons, Ltd. (a)	1,886	18,970
		4,244,999
AUSTRIA — 0.2%
ANDRITZ AG (a)	460	19,751
Erste Group Bank AG	1,669	61,393
Raiffeisen Bank International AG	657	14,762
Verbund AG	397	19,070
Voestalpine AG	649	19,727
		134,703
BELGIUM — 1.1%
Ageas	1,052	50,793
Anheuser-Busch InBev SA	4,210	353,405
Colruyt SA	298	22,051
Groupe Bruxelles Lambert SA	483	46,977
KBC Group NV	1,395	97,554
Proximus SADP	867	25,029
Solvay SA	443	47,942
Telenet Group Holding NV	322	15,504
UCB SA	683	58,714
Umicore SA (a)	1,146	50,944
		768,913
CHILE — 0.0% (c)
Antofagasta PLC	2,293	28,863
CHINA — 0.2%
BeiGene, Ltd. ADR (a)(b)	200	26,400
BOC Hong Kong Holdings, Ltd.	20,500	84,873
Minth Group, Ltd.	4,000	12,586
Yangzijiang Shipbuilding Holdings, Ltd.	16,100	17,830
		141,689
DENMARK — 1.9%
AP Moller - Maersk A/S Class A	16	19,372
AP Moller - Maersk A/S Class B (a)	36	45,710
Carlsberg A/S Class B	589	73,636
Chr. Hansen Holding A/S	531	53,878
Coloplast A/S Class B	642	70,509
Danske Bank A/S	4,124	72,448
Demant A/S (a)(b)	592	17,523
DSV A/S	1,052	87,089
Genmab A/S (b)	329	57,154
H Lundbeck A/S (a)	344	14,901
ISS A/S	973	29,635
Novo Nordisk A/S Class B	10,100	529,256
Novozymes A/S Class B	1,257	57,853
Orsted A/S (d)	1,051	79,734
Pandora A/S	653	30,604
Tryg A/S (a)	642	17,632

See accompanying notes to financial statements.
50

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Vestas Wind Systems A/S	1,065	$ 89,702
		1,346,636
FINLAND — 1.3%
Elisa Oyj	828	37,393
Fortum Oyj (a)	2,394	49,004
Kone Oyj Class B	1,873	94,555
Metso Oyj	714	24,581
Neste Oyj (a)	692	73,816
Nokia Oyj	31,139	177,409
Nokian Renkaat Oyj	658	22,047
Nordea Bank Abp (a)	16,749	127,758
Orion Oyj Class B (a)	645	24,204
Sampo Oyj Class A	2,430	110,260
Stora Enso Oyj Class R	3,299	40,358
UPM-Kymmene Oyj	2,959	86,385
Wartsila OYJ Abp	2,645	42,723
		910,493
FRANCE — 10.6%
Accor SA	1,039	42,127
Aeroports de Paris	174	33,683
Air Liquide SA	2,365	301,005
Airbus SE	3,270	432,896
Alstom SA	898	38,941
Amundi SA (d)	368	23,181
Arkema SA	394	37,542
Atos SE	535	51,662
AXA SA	10,683	269,057
BioMerieux	252	20,854
BNP Paribas SA	6,205	296,876
Bollore SA	5,558	25,138
Bouygues SA	1,255	44,882
Bureau Veritas SA	1,600	37,548
Capgemini SE	885	107,421
Carrefour SA	3,192	59,676
Casino Guichard Perrachon SA (a)	345	14,972
Cie de Saint-Gobain	2,738	99,333
Cie Generale des Etablissements Michelin SCA	945	111,839
CNP Assurances	972	21,414
Covivio REIT	189	20,076
Credit Agricole SA	6,312	76,332
Danone SA	3,435	264,937
Dassault Aviation SA	16	23,625
Dassault Systemes SE	721	107,471
Edenred	1,309	59,630
Eiffage SA	436	41,936
EssilorLuxottica SA	1,611	176,152
Eurazeo SE	283	21,290
Eutelsat Communications SA	1,083	18,964
Faurecia SA	461	19,401
Gecina SA REIT	268	39,662
Getlink SE	2,766	41,975
Hermes International	171	112,939
ICADE REIT	230	19,472
Iliad SA	161	16,180
Security Description	Shares	Value
Imerys SA	230	$ 11,477
Ingenico Group SA	326	23,288
Ipsen SA	215	29,501
JCDecaux SA	460	14,008
Kering SA	417	239,358
Klepierre SA REIT	1,137	39,807
Legrand SA	1,472	98,608
L'Oreal SA	1,395	375,617
LVMH Moet Hennessy Louis Vuitton SE	1,541	567,369
Natixis SA	5,488	29,400
Orange SA	10,977	178,720
Pernod Ricard SA	1,172	210,557
Peugeot SA	3,277	79,994
Publicis Groupe SA	1,194	63,991
Remy Cointreau SA	139	18,557
Renault SA	1,006	66,544
Rexel SA	1,758	19,848
Safran SA	1,879	257,927
Sanofi	6,241	551,787
Sartorius Stedim Biotech (a)	162	20,537
Schneider Electric SE	3,074	241,408
SCOR SE	969	41,302
SEB SA	120	20,211
Societe BIC SA	184	16,415
Societe Generale SA	4,238	122,654
Sodexo SA	502	55,330
Suez	2,071	27,463
Teleperformance	335	60,260
Thales SA	590	70,720
Ubisoft Entertainment SA (b)	435	38,763
Unibail-Rodamco-Westfield	280	2,301
Unibail-Rodamco-Westfield REIT	743	121,921
Valeo SA	1,327	38,517
Veolia Environnement SA	3,029	67,784
Vinci SA	2,843	276,833
Vivendi SA	5,865	170,104
Wendel SA	168	21,184
		7,420,154
GERMANY — 9.1%
1&1 Drillisch AG	322	11,476
adidas AG	1,042	253,424
Allianz SE	2,382	530,325
Axel Springer SE	276	14,268
BASF SE	5,083	374,009
Bayer AG	5,231	338,321
Bayerische Motoren Werke AG	1,834	141,577
Bayerische Motoren Werke AG Preference Shares	318	20,924
Beiersdorf AG	545	56,753
Brenntag AG	928	47,828
Commerzbank AG (b)	5,585	43,271
Continental AG	605	91,165
Covestro AG (d)	1,077	59,280
Daimler AG	5,037	295,515
Delivery Hero SE (b)(d)	483	17,463

See accompanying notes to financial statements.
51

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Deutsche Bank AG	10,871	$ 88,619
Deutsche Boerse AG	1,061	136,171
Deutsche Lufthansa AG	1,429	31,393
Deutsche Post AG	5,406	176,034
Deutsche Telekom AG	18,388	305,472
Deutsche Wohnen SE	1,948	94,557
Evonik Industries AG	942	25,682
Fraport AG Frankfurt Airport Services Worldwide	253	19,386
Fresenius Medical Care AG & Co. KGaA	1,187	95,830
Fresenius SE & Co. KGaA	2,286	127,726
Fuchs Petrolub SE Preference Shares	437	18,008
GEA Group AG	795	20,844
Hannover Rueck SE	351	50,447
HeidelbergCement AG	838	60,371
Henkel AG & Co. KGaA Preference Shares	1,013	103,508
Henkel AG & Co. KGaA	533	50,721
HOCHTIEF AG	138	19,989
HUGO BOSS AG	387	26,455
Infineon Technologies AG	6,261	124,328
Innogy SE (d)	2	93
Innogy SE (b)	776	33,241
KION Group AG	382	19,984
Lanxess AG	471	25,142
Merck KGaA	715	81,608
METRO AG	1,106	18,367
MTU Aero Engines AG	305	69,110
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	823	194,986
OSRAM Licht AG	507	17,466
Porsche Automobil Holding SE Preference Shares	905	56,845
ProSiebenSat.1 Media SE	1,268	18,110
Puma SE	46	26,704
QIAGEN NV (b)	1,295	52,551
RWE AG	2,913	78,174
SAP SE	5,447	629,965
Sartorius AG Preference Shares	175	30,045
Siemens AG	4,241	456,867
Siemens Healthineers AG (d)	739	30,827
Symrise AG	729	65,747
Telefonica Deutschland Holding AG	4,668	14,671
ThyssenKrupp AG	2,162	29,726
TUI AG	2,439	23,378
Uniper SE	988	29,831
United Internet AG	705	25,751
Volkswagen AG	176	28,675
Volkswagen AG Preference Shares	1,029	162,127
Vonovia SE	2,774	143,965
Wirecard AG	682	85,538
Zalando SE (b)(d)	529	20,641
		6,341,275
Security Description	Shares	Value
HONG KONG — 4.0%
AIA Group, Ltd.	67,000	$ 667,017
ASM Pacific Technology, Ltd.	1,900	21,191
Bank of East Asia, Ltd.	6,782	22,031
CK Asset Holdings, Ltd.	14,000	124,485
CK Hutchison Holdings, Ltd.	15,500	162,800
CK Infrastructure Holdings, Ltd.	3,000	24,631
CLP Holdings, Ltd.	9,000	104,332
Dairy Farm International Holdings, Ltd.	1,800	15,102
Galaxy Entertainment Group, Ltd.	13,000	88,516
Hang Lung Group, Ltd.	5,000	16,051
Hang Lung Properties, Ltd.	10,000	24,408
Hang Seng Bank, Ltd.	4,400	108,571
Henderson Land Development Co., Ltd.	7,500	47,675
HK Electric Investments & HK Electric Investments, Ltd.	15,000	15,325
HKT Trust & HKT, Ltd.	22,000	35,368
Hong Kong Exchanges & Clearing, Ltd.	6,544	228,083
Hongkong Land Holdings, Ltd.	6,600	46,926
Hysan Development Co., Ltd.	4,000	21,427
Jardine Matheson Holdings, Ltd.	1,200	74,832
Jardine Strategic Holdings, Ltd.	1,100	41,173
Kerry Properties, Ltd.	2,500	11,162
Link REIT	12,000	140,332
Melco Resorts & Entertainment, Ltd. ADR	1,074	24,262
MTR Corp., Ltd.	8,552	52,946
New World Development Co., Ltd.	33,389	55,379
NWS Holdings, Ltd.	6,530	14,275
PCCW, Ltd.	24,000	14,920
Power Assets Holdings, Ltd.	8,000	55,491
Sands China, Ltd.	13,200	66,337
Shangri-La Asia, Ltd.	8,000	11,373
Sino Land Co., Ltd.	15,344	29,672
SJM Holdings, Ltd.	14,000	15,980
Sun Hung Kai Properties, Ltd.	9,000	154,434
Swire Pacific, Ltd. Class A	2,500	32,166
Swire Properties, Ltd.	6,400	27,516
Techtronic Industries Co., Ltd.	7,500	50,398
WH Group, Ltd. (d)	52,500	56,179
Wharf Holdings, Ltd.	6,000	18,115
Wharf Real Estate Investment Co., Ltd.	7,000	52,121
Wheelock & Co., Ltd.	4,000	29,300
Yue Yuen Industrial Holdings, Ltd.	3,500	12,038
		2,814,340
IRELAND — 0.7%
AerCap Holdings NV (b)	773	35,975
AIB Group PLC	4,959	22,284
Bank of Ireland Group PLC	5,391	32,143
CRH PLC	4,622	143,498
James Hardie Industries PLC	2,619	33,748
Kerry Group PLC Class A	877	97,982

See accompanying notes to financial statements.
52

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Kingspan Group PLC	854	$ 39,565
Paddy Power Betfair PLC	481	37,131
Ryanair Holdings PLC ADR (b)	147	11,016
Smurfit Kappa Group PLC	1,117	31,205
		484,547
ISRAEL — 0.6%
Azrieli Group, Ltd.	276	16,358
Bank Hapoalim BM	6,946	45,990
Bank Leumi Le-Israel BM	9,287	60,670
Bezeq The Israeli Telecommunication Corp., Ltd.	12,957	9,300
Check Point Software Technologies, Ltd. (b)	706	89,302
Elbit Systems, Ltd.	140	18,072
Israel Chemicals, Ltd.	2,830	14,722
Mizrahi Tefahot Bank, Ltd.	876	18,006
Nice, Ltd. (b)	350	41,255
Teva Pharmaceutical Industries, Ltd. ADR (b)	198	3,105
Teva Pharmaceutical Industries, Ltd. (b)	5,236	81,511
Wix.com, Ltd. (a)(b)	300	36,249
		434,540
ITALY — 1.5%
Assicurazioni Generali SpA	6,505	120,518
Atlantia SpA	2,842	73,683
Davide Campari-Milano SpA	3,326	32,678
Ferrari NV	679	91,109
Intesa Sanpaolo SpA	83,759	204,180
Leonardo SpA	2,322	27,011
Mediobanca Banca di Credito Finanziario SpA	3,326	34,590
Moncler SpA	890	35,896
Pirelli & C SpA (b)(d)	2,101	13,537
Poste Italiane SpA (d)	3,032	29,524
Prysmian SpA	1,303	24,675
Recordati SpA	646	25,177
Snam SpA	12,714	65,369
Telecom Italia SpA (a)(b)	59,035	36,750
Telecom Italia SpA	37,685	21,428
Terna Rete Elettrica Nazionale SpA	7,846	49,758
UniCredit SpA	11,091	142,319
		1,028,202
JAPAN — 25.8%
ABC-Mart, Inc. (a)	200	11,908
Acom Co., Ltd. (a)	2,400	8,565
Aeon Co., Ltd.	3,400	71,158
AEON Financial Service Co., Ltd. (a)	500	10,178
Aeon Mall Co., Ltd.	600	9,866
AGC, Inc.	900	31,549
Air Water, Inc.	1,100	15,941
Aisin Seiki Co., Ltd. (a)	800	28,586
Ajinomoto Co., Inc.	2,500	39,956
Alfresa Holdings Corp.	900	25,613
Security Description	Shares	Value
Alps Alpine Co., Ltd.	1,000	$ 20,870
Amada Holdings Co., Ltd.	2,100	20,775
ANA Holdings, Inc.	500	18,336
Aozora Bank, Ltd.	600	14,831
Asahi Group Holdings, Ltd.	2,000	89,082
Asahi Intecc Co., Ltd.	600	28,188
Asahi Kasei Corp.	6,700	69,128
Asics Corp. (a)	1,000	13,416
Astellas Pharma, Inc.	10,500	157,332
Bandai Namco Holdings, Inc.	1,100	51,579
Bank of Kyoto, Ltd.	200	8,366
Benesse Holdings, Inc. (a)	300	7,792
Bridgestone Corp.	3,400	131,042
Brother Industries, Ltd.	1,200	22,204
Calbee, Inc. (a)	300	8,082
Canon, Inc.	5,500	159,656
Casio Computer Co., Ltd. (a)	900	11,750
Central Japan Railway Co.	800	185,825
Chiba Bank, Ltd. (a)	3,100	16,832
Chubu Electric Power Co., Inc.	3,200	49,972
Chugai Pharmaceutical Co., Ltd.	1,200	82,504
Chugoku Electric Power Co., Inc. (a)	1,700	21,211
Coca-Cola Bottlers Japan Holdings, Inc.	600	15,238
Concordia Financial Group, Ltd. (a)	6,400	24,690
Credit Saison Co., Ltd. (a)	1,100	14,530
CyberAgent, Inc. (a)	500	20,396
Dai Nippon Printing Co., Ltd.	1,400	33,481
Daicel Corp. (a)	1,600	17,375
Daifuku Co., Ltd. (a)	600	31,224
Dai-ichi Life Holdings, Inc.	5,900	81,982
Daiichi Sankyo Co., Ltd.	3,200	147,445
Daikin Industries, Ltd.	1,400	164,051
Daito Trust Construction Co., Ltd.	400	55,762
Daiwa House Industry Co., Ltd.	3,200	101,737
Daiwa House REIT Investment Corp.	9	19,978
Daiwa Securities Group, Inc.	9,100	44,314
DeNA Co., Ltd. (a)	500	7,530
Denso Corp.	2,500	97,506
Dentsu, Inc.	1,200	50,684
Disco Corp. (a)	200	28,495
East Japan Railway Co.	1,700	164,033
Eisai Co., Ltd. (a)	1,400	78,585
FamilyMart UNY Holdings Co., Ltd. (a)	1,500	38,230
FANUC Corp.	1,000	170,574
Fast Retailing Co., Ltd.	300	141,022
Fuji Electric Co., Ltd.	500	14,184
FUJIFILM Holdings Corp.	2,200	100,057
Fujitsu, Ltd.	1,000	72,151
Fukuoka Financial Group, Inc.	800	17,751
Hakuhodo DY Holdings, Inc.	1,400	22,489
Hamamatsu Photonics KK	700	27,068
Hankyu Hanshin Holdings, Inc.	1,200	44,993

See accompanying notes to financial statements.
53

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hikari Tsushin, Inc.	100	$ 18,946
Hino Motors, Ltd.	1,600	13,472
Hirose Electric Co., Ltd. (a)	205	21,540
Hisamitsu Pharmaceutical Co., Inc.	300	13,796
Hitachi Chemical Co., Ltd. (a)	400	8,861
Hitachi Construction Machinery Co., Ltd. (a)	700	18,574
Hitachi High-Technologies Corp.	300	12,292
Hitachi Metals, Ltd.	1,100	12,780
Hitachi, Ltd.	5,300	171,663
Honda Motor Co., Ltd.	9,100	246,235
Hoshizaki Corp.	300	18,593
Hoya Corp.	2,100	138,672
Hulic Co., Ltd.	1,800	17,661
IHI Corp.	800	19,219
Iida Group Holdings Co., Ltd.	800	14,492
Isetan Mitsukoshi Holdings, Ltd. (a)	1,600	16,176
Isuzu Motors, Ltd.	3,200	42,036
ITOCHU Corp. (a)	7,800	141,117
J Front Retailing Co., Ltd.	1,400	16,658
Japan Airlines Co., Ltd.	500	17,613
Japan Airport Terminal Co., Ltd. (a)	300	12,671
Japan Exchange Group, Inc.	2,800	49,911
Japan Post Bank Co., Ltd. (a)	2,100	22,938
Japan Post Holdings Co., Ltd.	8,700	101,867
Japan Prime Realty Investment Corp. REIT	5	20,599
Japan Real Estate Investment Corp. REIT	7	41,297
Japan Retail Fund Investment Corp. REIT	15	30,180
Japan Tobacco, Inc.	6,100	151,281
JFE Holdings, Inc.	2,700	45,823
JGC Corp. (a)	1,300	17,277
JSR Corp.	1,100	17,054
JTEKT Corp.	1,300	15,997
Kajima Corp.	2,400	35,430
Kakaku.com, Inc.	800	15,373
Kamigumi Co., Ltd.	500	11,582
Kaneka Corp.	200	7,490
Kansai Electric Power Co., Inc.	3,900	57,504
Kansai Paint Co., Ltd. (a)	1,200	22,887
Kao Corp.	2,800	220,539
Kawasaki Heavy Industries, Ltd.	800	19,732
KDDI Corp.	9,800	211,167
Keihan Holdings Co., Ltd.	600	25,234
Keikyu Corp. (a)	1,300	22,057
Keio Corp.	600	38,759
Keisei Electric Railway Co., Ltd.	600	21,792
Keyence Corp.	600	373,872
Kikkoman Corp.	900	44,152
Kintetsu Group Holdings Co., Ltd.	1,000	46,619
Kirin Holdings Co., Ltd.	4,500	107,433
Kobayashi Pharmaceutical Co., Ltd.	300	25,315
Kobe Steel, Ltd. (a)	1,600	12,012
Koito Manufacturing Co., Ltd.	600	33,988
Security Description	Shares	Value
Komatsu, Ltd. (a)	5,100	$ 118,440
Konami Holdings Corp.	500	21,706
Konica Minolta, Inc. (a)	2,100	20,661
Kose Corp.	200	36,735
Kubota Corp.	5,500	79,480
Kuraray Co., Ltd.	1,700	21,625
Kurita Water Industries, Ltd.	400	10,216
Kyocera Corp.	1,800	105,705
Kyowa Hakko Kirin Co., Ltd.	1,500	32,660
Kyushu Electric Power Co., Inc. (a)	2,100	24,797
Kyushu Railway Co.	849	27,920
Lawson, Inc.	300	16,642
LINE Corp. (a)(b)	400	14,112
Lion Corp.	1,200	25,261
LIXIL Group Corp.	1,400	18,694
M3, Inc.	2,200	36,910
Makita Corp.	1,300	45,277
Marubeni Corp.	8,500	58,748
Marui Group Co., Ltd. (a)	1,000	20,192
Maruichi Steel Tube, Ltd.	300	8,741
Mazda Motor Corp. (a)	3,200	35,806
McDonald's Holdings Co. Japan, Ltd.	400	18,503
Mebuki Financial Group, Inc.	5,100	13,040
Medipal Holdings Corp.	800	19,009
MEIJI Holdings Co., Ltd.	700	56,855
MINEBEA MITSUMI, Inc.	2,200	33,054
MISUMI Group, Inc. (a)	1,600	39,781
Mitsubishi Chemical Holdings Corp.	6,900	48,587
Mitsubishi Corp.	7,600	211,071
Mitsubishi Electric Corp.	10,000	128,518
Mitsubishi Estate Co., Ltd.	6,500	117,773
Mitsubishi Gas Chemical Co., Inc.	800	11,413
Mitsubishi Heavy Industries, Ltd.	1,800	74,774
Mitsubishi Materials Corp.	600	15,840
Mitsubishi Motors Corp. (a)	3,200	17,000
Mitsubishi Tanabe Pharma Corp.	1,500	20,043
Mitsubishi UFJ Financial Group, Inc.	65,300	324,479
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,900	9,682
Mitsui & Co., Ltd.	9,100	141,287
Mitsui Chemicals, Inc.	1,100	26,545
Mitsui Fudosan Co., Ltd.	4,900	123,181
Mitsui OSK Lines, Ltd.	700	15,058
Mizuho Financial Group, Inc.	133,100	205,990
MonotaRO Co., Ltd.	700	15,564
MS&AD Insurance Group Holdings, Inc.	2,600	79,162
Murata Manufacturing Co., Ltd.	3,000	149,397
Nabtesco Corp.	700	20,396
Nagoya Railroad Co., Ltd.	900	24,922
NEC Corp.	1,400	47,369
Nexon Co., Ltd. (b)	2,400	37,599
NGK Insulators, Ltd.	1,500	21,792

See accompanying notes to financial statements.
54

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
NGK Spark Plug Co., Ltd.	800	$ 14,846
NH Foods, Ltd.	400	14,401
Nidec Corp.	1,200	152,053
Nikon Corp. (a)	1,800	25,386
Nintendo Co., Ltd.	700	199,593
Nippon Building Fund, Inc. REIT	8	54,208
Nippon Electric Glass Co., Ltd.	300	7,955
Nippon Express Co., Ltd.	400	22,261
Nippon Paint Holdings Co., Ltd.	700	27,511
Nippon Prologis REIT, Inc.	11	23,434
Nippon Steel & Sumitomo Metal Corp.	4,400	77,676
Nippon Telegraph & Telephone Corp.	3,800	161,462
Nippon Yusen KK	900	13,189
Nissan Chemical Corp.	700	32,064
Nissan Motor Co., Ltd. (a)	12,800	105,027
Nisshin Seifun Group, Inc.	1,000	22,948
Nissin Foods Holdings Co., Ltd.	300	20,599
Nitori Holdings Co., Ltd.	500	64,598
Nitto Denko Corp.	1,000	52,536
Nomura Holdings, Inc.	20,100	72,675
Nomura Real Estate Holdings, Inc.	500	9,599
Nomura Real Estate Master Fund, Inc. REIT	22	32,438
Nomura Research Institute, Ltd.	500	22,722
NSK, Ltd.	2,300	21,549
NTT Data Corp.	3,300	36,403
NTT DOCOMO, Inc.	7,300	161,684
Obayashi Corp.	3,600	36,233
Obic Co., Ltd.	400	40,331
Odakyu Electric Railway Co., Ltd.	1,500	36,360
Oji Holdings Corp.	4,700	29,172
Olympus Corp.	6,400	69,502
Omron Corp. (a)	1,000	46,799
Ono Pharmaceutical Co., Ltd.	2,200	43,112
Oracle Corp. Japan	200	13,425
Oriental Land Co., Ltd.	1,100	124,922
ORIX Corp.	7,300	104,832
Osaka Gas Co., Ltd.	2,100	41,437
Otsuka Corp.	500	18,679
Otsuka Holdings Co., Ltd.	2,200	86,442
Pan Pacific International Holdings Corp.	700	46,357
Panasonic Corp.	12,100	104,312
Park24 Co., Ltd.	700	15,197
Pigeon Corp.	600	24,529
Pola Orbis Holdings, Inc.	500	15,946
Rakuten, Inc.	4,800	45,448
Recruit Holdings Co., Ltd.	6,100	174,207
Renesas Electronics Corp. (b)	4,500	20,816
Resona Holdings, Inc.	11,700	50,707
Ricoh Co., Ltd. (a)	3,700	38,676
Rinnai Corp.	200	14,148
Rohm Co., Ltd.	600	37,403
Ryohin Keikaku Co., Ltd.	100	25,333
Security Description	Shares	Value
Sankyo Co., Ltd.	300	$ 11,438
Santen Pharmaceutical Co., Ltd.	2,200	32,776
SBI Holdings, Inc. (a)	1,300	28,963
Secom Co., Ltd.	1,100	94,233
Sega Sammy Holdings, Inc. (a)	1,100	12,979
Seibu Holdings, Inc.	1,300	22,750
Seiko Epson Corp. (a)	1,400	21,439
Sekisui Chemical Co., Ltd.	2,200	35,360
Sekisui House, Ltd.	3,500	57,930
Seven & i Holdings Co., Ltd.	4,200	158,461
Seven Bank, Ltd. (a)	4,600	13,590
SG Holdings Co., Ltd.	500	14,568
Sharp Corp.	1,000	11,004
Shimadzu Corp.	1,300	37,584
Shimamura Co., Ltd.	100	8,465
Shimano, Inc.	500	81,312
Shimizu Corp.	3,000	26,074
Shin-Etsu Chemical Co., Ltd.	2,000	167,683
Shinsei Bank, Ltd. (b)	700	9,961
Shionogi & Co., Ltd.	1,500	92,858
Shiseido Co., Ltd.	2,100	151,535
Shizuoka Bank, Ltd.	2,000	15,232
Showa Denko KK	600	21,087
Showa Shell Sekiyu KK (e)	1,200	16,469
SMC Corp.	300	112,563
Softbank Corp. (a)	9,400	105,902
SoftBank Group Corp.	4,600	446,556
Sohgo Security Services Co., Ltd. (a)	300	13,064
Sompo Holdings, Inc.	1,800	66,643
Sony Corp.	7,100	297,958
Sony Financial Holdings, Inc. (a)	1,100	20,751
Stanley Electric Co., Ltd. (a)	700	18,815
Subaru Corp.	3,400	77,486
SUMCO Corp.	1,400	15,570
Sumitomo Chemical Co., Ltd. (a)	7,600	35,362
Sumitomo Corp.	6,200	85,759
Sumitomo Dainippon Pharma Co., Ltd.	900	22,255
Sumitomo Electric Industries, Ltd.	4,400	58,376
Sumitomo Heavy Industries, Ltd.	700	22,672
Sumitomo Metal Mining Co., Ltd.	1,300	38,406
Sumitomo Mitsui Financial Group, Inc.	7,400	259,135
Sumitomo Mitsui Trust Holdings, Inc.	1,800	64,659
Sumitomo Realty & Development Co., Ltd.	1,900	78,723
Sumitomo Rubber Industries, Ltd. (a)	1,100	13,198
Sundrug Co., Ltd.	400	11,022
Suntory Beverage & Food, Ltd.	800	37,584
Suzuken Co., Ltd.	400	23,165
Suzuki Motor Corp.	1,900	84,078
Sysmex Corp.	1,000	60,442
T&D Holdings, Inc. (a)	3,100	32,601
Taiheiyo Cement Corp.	600	20,003

See accompanying notes to financial statements.
55

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Taisei Corp. (a)	1,200	$ 55,726
Taisho Pharmaceutical Holdings Co., Ltd. (a)	200	19,063
Taiyo Nippon Sanso Corp.	700	10,663
Takashimaya Co., Ltd.	500	6,659
Takeda Pharmaceutical Co., Ltd.	8,208	335,261
TDK Corp.	800	62,664
Teijin, Ltd.	1,200	19,797
Temp Holdings Co., Ltd.	1,100	17,809
Terumo Corp.	3,400	103,826
THK Co., Ltd.	600	14,820
Tobu Railway Co., Ltd.	900	25,979
Toho Co., Ltd.	600	24,095
Toho Gas Co., Ltd.	400	17,961
Tohoku Electric Power Co., Inc.	2,100	26,790
Tokio Marine Holdings, Inc.	3,700	179,242
Tokyo Century Corp.	200	8,700
Tokyo Electric Power Co. Holdings, Inc. (b)	7,800	49,329
Tokyo Electron, Ltd. (a)	1,000	144,554
Tokyo Gas Co., Ltd.	2,100	56,795
Tokyu Corp.	2,800	48,899
Tokyu Fudosan Holdings Corp.	2,400	14,354
Toppan Printing Co., Ltd.	1,400	21,136
Toray Industries, Inc.	7,700	49,177
Toshiba Corp.	3,500	111,465
Tosoh Corp.	1,500	23,323
TOTO, Ltd.	800	33,934
Toyo Seikan Group Holdings, Ltd.	900	18,433
Toyo Suisan Kaisha, Ltd.	500	19,041
Toyoda Gosei Co., Ltd. (a)	300	6,353
Toyota Industries Corp.	900	45,128
Toyota Motor Corp.	12,700	744,319
Toyota Tsusho Corp.	1,200	39,084
Trend Micro, Inc.	700	34,088
Tsuruha Holdings, Inc.	200	16,262
Unicharm Corp.	2,200	72,807
United Urban Investment Corp. REIT	16	25,283
USS Co., Ltd.	1,300	24,124
Welcia Holdings Co., Ltd.	300	10,178
West Japan Railway Co.	1,000	75,340
Yahoo! Japan Corp. (a)	16,000	39,174
Yakult Honsha Co., Ltd.	700	48,950
Yamada Denki Co., Ltd. (a)	3,300	16,279
Yamaguchi Financial Group, Inc.	1,000	8,475
Yamaha Corp.	700	34,973
Yamaha Motor Co., Ltd.	1,600	31,383
Yamato Holdings Co., Ltd.	1,700	43,911
Yamazaki Baking Co., Ltd.	700	11,358
Yaskawa Electric Corp.	1,400	43,954
Yokogawa Electric Corp.	1,300	26,908
Yokohama Rubber Co., Ltd.	500	9,288
ZOZO, Inc. (a)	1,100	20,731
		17,965,374
Security Description	Shares	Value
LUXEMBOURG — 0.4%
ArcelorMittal	3,661	$ 74,232
Aroundtown SA	4,306	35,537
Eurofins Scientific SE (a)	63	26,103
Millicom International Cellular SA SDR	381	23,188
RTL Group SA	253	13,835
SES SA	2,169	33,768
Tenaris SA	2,785	39,136
		245,799
MACAU — 0.1%
MGM China Holdings, Ltd. (a)	5,600	11,714
Wynn Macau, Ltd.	8,400	19,796
		31,510
MEXICO — 0.0% (c)
Fresnillo PLC	1,406	15,954
NETHERLANDS — 3.1%
ABN AMRO Group NV (d)	2,399	54,144
Adyen NV (b)(d)	40	31,350
Aegon NV	9,556	45,967
Akzo Nobel NV	1,234	109,448
ASML Holding NV	2,301	431,991
EXOR NV	659	42,844
Heineken Holding NV	590	59,160
Heineken NV	1,458	154,020
ING Groep NV	21,419	259,359
Koninklijke Ahold Delhaize NV	6,980	185,944
Koninklijke DSM NV	1,037	113,133
Koninklijke KPN NV	18,130	57,530
Koninklijke Philips NV	5,288	215,625
Koninklijke Vopak NV	437	20,933
NN Group NV	1,700	70,684
NXP Semiconductors NV	1,886	166,703
Randstad NV (a)	699	34,118
Wolters Kluwer NV	1,596	108,778
		2,161,731
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (b)	3,644	35,563
Auckland International Airport, Ltd.	4,877	27,075
Fisher & Paykel Healthcare Corp., Ltd.	3,276	35,077
Fletcher Building, Ltd.	5,185	17,504
Meridian Energy, Ltd.	8,015	22,876
Ryman Healthcare, Ltd.	2,436	20,352
Spark New Zealand, Ltd.	10,639	27,572
		186,019
NORWAY — 0.6%
DNB ASA	5,421	99,964
Gjensidige Forsikring ASA (a)	1,268	21,939
Mowi ASA	2,270	50,743
Norsk Hydro ASA	7,932	32,192
Orkla ASA	4,856	37,330
Schibsted ASA Class B	515	18,479

See accompanying notes to financial statements.
56

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Telenor ASA	4,164	$ 83,506
Yara International ASA	1,059	43,385
		387,538
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	13,787	54,260
Jeronimo Martins SGPS SA	1,455	21,484
		75,744
SINGAPORE — 1.4%
Ascendas Real Estate Investment Trust	12,800	27,499
CapitaLand Commercial Trust REIT	15,994	22,908
CapitaLand Mall Trust REIT	15,000	26,357
CapitaLand, Ltd.	15,300	41,229
City Developments, Ltd.	2,300	15,367
ComfortDelGro Corp., Ltd.	13,800	26,184
DBS Group Holdings, Ltd.	9,873	183,902
Genting Singapore, Ltd.	34,200	26,259
Golden Agri-Resources, Ltd.	29,400	6,078
Jardine Cycle & Carriage, Ltd.	400	9,595
Keppel Corp., Ltd.	8,800	40,410
Oversea-Chinese Banking Corp., Ltd.	17,846	145,588
SATS, Ltd.	4,200	15,845
Sembcorp Industries, Ltd.	6,900	12,990
Singapore Airlines, Ltd.	2,900	20,682
Singapore Exchange, Ltd.	4,200	22,667
Singapore Press Holdings, Ltd. (a)	9,200	16,369
Singapore Technologies Engineering, Ltd.	8,500	23,470
Singapore Telecommunications, Ltd.	45,000	100,332
Suntec Real Estate Investment Trust	11,200	16,124
United Overseas Bank, Ltd.	7,371	137,080
UOL Group, Ltd.	2,823	14,485
Venture Corp., Ltd.	1,400	18,543
Wilmar International, Ltd.	10,700	26,148
		996,111
SOUTH AFRICA — 0.0% (c)
Investec PLC	3,572	20,587
SPAIN — 3.1%
Abertis Infraestructuras SA (e)	177	3,649
ACS Actividades de Construccion y Servicios SA	1,460	64,197
Aena SME SA (d)	395	71,186
Amadeus IT Group SA	2,420	194,015
Banco Bilbao Vizcaya Argentaria SA	36,925	211,162
Banco de Sabadell SA	31,207	31,109
Banco Santander SA	90,115	419,364
Bankia SA (a)	6,515	16,898
Bankinter SA	3,971	30,275
CaixaBank SA	19,642	61,401
Enagas SA	1,358	39,554
Endesa SA	1,688	43,101
Ferrovial SA	2,758	64,662
Security Description	Shares	Value
Grifols SA	1,593	$ 44,646
Iberdrola SA	34,804	305,837
Industria de Diseno Textil SA	6,019	177,071
Mapfre SA	6,754	18,626
Naturgy Energy Group SA	1,876	52,514
Red Electrica Corp. SA	2,326	49,623
Siemens Gamesa Renewable Energy SA (b)	1,266	20,179
Telefonica SA	25,754	215,988
		2,135,057
SWEDEN — 2.6%
Alfa Laval AB	1,758	40,447
Assa Abloy AB Class B	5,552	120,135
Atlas Copco AB Class A	3,726	100,287
Atlas Copco AB Class B	2,263	56,140
Boliden AB	1,660	47,356
Electrolux AB Class B	1,443	37,167
Epiroc AB Class A (b)	3,457	34,983
Epiroc AB Class B (b)	2,165	20,774
Essity AB Class B	3,359	97,091
Hennes & Mauritz AB Class B	4,893	81,767
Hexagon AB Class B	1,435	75,035
Husqvarna AB Class B (a)	2,589	21,197
ICA Gruppen AB (a)	506	20,348
Industrivarden AB Class C	1,014	21,291
Investor AB Class B	2,510	113,305
Kinnevik AB Class B	1,415	36,735
L E Lundbergforetagen AB Class B	406	12,869
Sandvik AB	6,367	103,654
Securitas AB Class B	1,863	30,179
Skandinaviska Enskilda Banken AB Class A (a)	9,079	78,777
Skanska AB Class B (a)	2,037	37,093
SKF AB Class B (a)	2,087	34,741
Svenska Handelsbanken AB Class A (a)	8,432	89,181
Swedbank AB Class A (a)	5,012	70,976
Swedish Match AB	1,011	51,655
Tele2 AB Class B	2,842	37,948
Telefonaktiebolaget LM Ericsson Class B	17,007	156,624
Telia Co. AB	15,436	69,813
Volvo AB Class B	8,661	134,463
		1,832,031
SWITZERLAND — 10.0%
ABB, Ltd.	10,160	190,876
Adecco Group AG	906	48,325
Baloise Holding AG	271	44,763
Barry Callebaut AG	13	23,470
Chocoladefabriken Lindt & Spruengli AG (f)	6	40,787
Chocoladefabriken Lindt & Spruengli AG (f)	1	78,221
Cie Financiere Richemont SA	2,884	210,067
Clariant AG	1,076	22,613

See accompanying notes to financial statements.
57

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Coca-Cola HBC AG	1,071	$ 36,494
Credit Suisse Group AG	14,247	166,017
Dufry AG	184	19,326
EMS-Chemie Holding AG	42	22,773
Ferguson PLC	1,314	83,624
Geberit AG	206	84,187
Givaudan SA	52	132,833
Julius Baer Group, Ltd.	1,245	50,293
Kuehne + Nagel International AG	286	39,228
LafargeHolcim, Ltd.	2,716	134,150
Lonza Group AG	420	130,230
Nestle SA	17,007	1,620,609
Novartis AG	12,032	1,157,169
Pargesa Holding SA	207	16,212
Partners Group Holding AG	96	69,790
Roche Holding AG	3,918	1,079,328
Schindler Holding AG (f)	229	47,460
Schindler Holding AG (f)	99	20,478
SGS SA	30	74,646
Sika AG	703	98,190
Sonova Holding AG	307	60,728
STMicroelectronics NV	3,818	56,439
Straumann Holding AG	62	50,582
Swatch Group AG (f)	177	50,653
Swatch Group AG (f)	265	14,662
Swiss Life Holding AG	199	87,621
Swiss Prime Site AG	413	36,183
Swiss Re AG	1,675	163,615
Swisscom AG (a)	140	68,461
Temenos AG	300	44,221
UBS Group AG	22,489	272,560
Vifor Pharma AG	214	28,934
Zurich Insurance Group AG	836	276,680
		6,953,498
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC (a)	546	16,250
UNITED KINGDOM — 14.4%
3i Group PLC	5,394	69,218
Admiral Group PLC	1,037	29,322
Ashtead Group PLC	2,750	66,382
Associated British Foods PLC	1,972	62,673
AstraZeneca PLC	7,020	561,194
Auto Trader Group PLC (d)	4,905	33,338
Aviva PLC	22,138	118,965
Babcock International Group PLC	1,590	10,225
BAE Systems PLC	17,538	110,242
Barclays PLC	94,937	191,351
Barratt Developments PLC	6,017	46,980
Berkeley Group Holdings PLC	650	31,245
British American Tobacco PLC	12,861	535,268
British Land Co. PLC REIT	5,186	39,802
BT Group PLC	46,688	135,636
Bunzl PLC	1,818	59,982
Burberry Group PLC	2,336	59,494
Security Description	Shares	Value
Carnival PLC	1,013	$ 49,698
CNH Industrial NV	5,688	57,890
Coca-Cola European Partners PLC (b)(f)	101	5,226
Coca-Cola European Partners PLC (b)(f)	1,182	60,919
Compass Group PLC	8,719	205,015
ConvaTec Group PLC (d)	7,381	13,614
Croda International PLC	774	50,811
DCC PLC	528	45,650
Diageo PLC	13,643	557,859
Direct Line Insurance Group PLC	8,189	37,668
easyJet PLC	991	14,431
Experian PLC	5,074	137,457
Fiat Chrysler Automobiles NV (b)	6,182	92,127
G4S PLC	8,986	21,486
GlaxoSmithKline PLC	27,484	571,863
GVC Holdings PLC	2,637	19,208
Hammerson PLC REIT	4,569	19,992
Hargreaves Lansdown PLC	1,554	37,735
HSBC Holdings PLC	110,997	901,508
Imperial Brands PLC	5,273	180,329
Informa PLC	6,609	64,089
InterContinental Hotels Group PLC	924	55,565
Intertek Group PLC	897	56,770
ITV PLC	21,523	35,646
J Sainsbury PLC	9,603	29,494
John Wood Group PLC	3,839	25,382
Johnson Matthey PLC	1,149	47,042
Kingfisher PLC	11,977	36,644
Land Securities Group PLC REIT	4,444	52,893
Legal & General Group PLC	33,002	118,388
Lloyds Banking Group PLC	398,245	322,465
London Stock Exchange Group PLC	1,735	107,410
Marks & Spencer Group PLC	9,660	35,106
Meggitt PLC	4,576	29,981
Melrose Industries PLC	27,507	65,646
Merlin Entertainments PLC (d)	4,433	19,830
Micro Focus International PLC	2,543	66,157
Mondi PLC	2,202	48,721
National Grid PLC	18,998	210,619
Next PLC	841	61,149
Pearson PLC	4,349	47,387
Persimmon PLC	1,709	48,324
Prudential PLC	14,289	286,272
Reckitt Benckiser Group PLC	3,758	312,518
RELX PLC (f)	5,344	114,306
RELX PLC (f)	5,572	119,187
Rolls-Royce Holdings PLC	9,423	110,901
Royal Bank of Scotland Group PLC	26,405	84,985
Royal Mail PLC	5,639	17,510
RSA Insurance Group PLC	6,113	40,449
Sage Group PLC	6,471	59,125
Schroders PLC	673	23,695
Segro PLC REIT	5,398	47,366
Severn Trent PLC	1,422	36,614

See accompanying notes to financial statements.
58

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Smith & Nephew PLC	4,855	$ 96,350
Smiths Group PLC	2,368	44,279
St James's Place PLC	3,124	41,847
Standard Chartered PLC	15,617	120,328
Standard Life Aberdeen PLC	12,960	44,575
Taylor Wimpey PLC	19,512	44,608
Tesco PLC	54,848	165,881
Unilever NV	8,567	498,095
Unilever PLC	6,351	363,716
United Utilities Group PLC	4,091	43,414
Vodafone Group PLC	149,784	272,856
Weir Group PLC	1,290	26,189
Whitbread PLC	1,080	71,462
Wm Morrison Supermarkets PLC	13,231	39,231
WPP PLC	7,041	74,389
		10,026,659
UNITED STATES — 0.0% (c)
International Flavors & Fragrances, Inc.	1	98
TOTAL COMMON STOCKS (Cost $70,779,504)		69,149,314

SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (g) (h)	21,264	21,264
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,617,662	1,617,662
TOTAL SHORT-TERM INVESTMENTS (Cost $1,638,926)		1,638,926
TOTAL INVESTMENTS — 101.5% (Cost $72,418,430)		70,788,240
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(1,055,514)
NET ASSETS — 100.0%		$ 69,732,726

(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $20,118 representing 0.0% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2019.
(i)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$69,129,196	$20,118	$—	$69,149,314
Short-Term Investments	1,638,926	—	—	1,638,926
TOTAL INVESTMENTS	$70,768,122	$20,118	$—	$70,788,240
See accompanying notes to financial statements.
59

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,515	$ 16,515	$1,153,077	$1,148,328	$—	$—	21,264	$ 21,264	$ 511	$—
State Street Navigator Securities Lending Government Money Market Portfolio	1,469,041	1,469,041	6,496,949	6,348,328	—	—	1,617,662	1,617,662	3,231	—
Total		$1,485,556	$7,650,026	$7,496,656	$—	$—		$1,638,926	$3,742	$—
See accompanying notes to financial statements.
60

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 5.7%
AGL Energy, Ltd.	22,222	$ 343,648
Amcor, Ltd.	29,548	323,027
Aristocrat Leisure, Ltd.	13,407	233,425
ASX, Ltd.	4,898	242,994
Aurizon Holdings, Ltd.	31,164	100,725
Australia & New Zealand Banking Group, Ltd.	27,438	507,340
Bank of Queensland, Ltd.	13,259	85,709
Bendigo & Adelaide Bank, Ltd. (a)	12,725	87,499
BHP Group PLC	9,475	228,236
BHP Group, Ltd.	14,538	397,489
Brambles, Ltd.	40,067	334,708
Caltex Australia, Ltd.	11,540	214,855
Coca-Cola Amatil, Ltd.	14,494	89,059
Cochlear, Ltd.	2,732	336,280
Coles Group, Ltd. (b)	22,227	187,099
Commonwealth Bank of Australia	18,946	950,693
CSL, Ltd.	14,230	1,970,508
Dexus REIT	50,913	460,755
Flight Centre Travel Group, Ltd.	2,771	82,770
Fortescue Metals Group, Ltd.	31,620	159,700
Goodman Group REIT	22,161	210,157
GPT Group REIT	79,006	348,517
Insurance Australia Group, Ltd.	35,946	196,103
LendLease Group	5,650	49,687
Macquarie Group, Ltd.	1,485	136,521
Medibank Pvt, Ltd.	124,571	244,230
Mirvac Group REIT	112,159	219,098
National Australia Bank, Ltd. (a)	22,386	401,841
Newcrest Mining, Ltd.	20,993	380,415
QBE Insurance Group, Ltd.	15,813	138,275
Ramsay Health Care, Ltd. (a)	2,608	119,214
REA Group, Ltd.	1,489	79,011
Scentre Group REIT	219,968	642,205
SEEK, Ltd.	3,193	39,783
Sonic Healthcare, Ltd.	26,447	461,399
Stockland REIT	58,420	159,770
Suncorp Group, Ltd.	10,495	102,732
Tabcorp Holdings, Ltd.	19,413	63,710
Telstra Corp., Ltd.	267,556	630,994
Transurban Group Stapled Security	63,212	592,715
Vicinity Centres REIT	165,189	305,089
Wesfarmers, Ltd. (a)	29,285	720,810
Westpac Banking Corp. (a)	36,283	668,052
Woodside Petroleum, Ltd.	5,376	132,208
Woolworths Group, Ltd. (a)	37,646	812,952
		15,192,007
AUSTRIA — 0.0% (c)
OMV AG	1,876	101,890
BELGIUM — 1.2%
Ageas	4,476	216,113
Anheuser-Busch InBev SA	4,844	406,626
Colruyt SA	10,540	779,916
Security Description	Shares	Value
Groupe Bruxelles Lambert SA	6,457	$ 628,016
KBC Group NV	2,128	148,813
Proximus SADP	21,806	629,506
Solvay SA	756	81,814
UCB SA	4,648	399,567
		3,290,371
CHINA — 0.1%
BeiGene, Ltd. ADR (a)(b)	772	101,904
BOC Hong Kong Holdings, Ltd.	49,036	203,017
		304,921
DENMARK — 3.2%
AP Moller - Maersk A/S Class B (a)	97	123,164
Carlsberg A/S Class B	1,450	181,276
Chr. Hansen Holding A/S	4,717	478,607
Coloplast A/S Class B	6,992	767,909
Danske Bank A/S	14,131	248,246
Demant A/S (a)(b)	4,156	123,018
DSV A/S	10,164	841,414
Genmab A/S (b)	221	38,392
H Lundbeck A/S (a)	2,121	91,875
ISS A/S	11,922	363,112
Novo Nordisk A/S Class B	69,496	3,641,703
Novozymes A/S Class B	7,567	348,266
Orsted A/S (d)	8,267	627,176
Pandora A/S	5,917	277,310
Tryg A/S	18,147	498,393
		8,649,861
FINLAND — 1.4%
Elisa Oyj	16,812	759,247
Fortum Oyj (a)	2,927	59,914
Kone Oyj Class B	11,440	577,529
Neste Oyj (a)	2,379	253,770
Nokia Oyj	23,778	135,471
Nokian Renkaat Oyj	3,314	111,038
Nordea Bank Abp (a)	28,810	219,757
Orion Oyj Class B (a)	5,833	218,887
Sampo Oyj Class A	23,877	1,083,404
UPM-Kymmene Oyj (a)	3,481	101,625
Wartsila OYJ Abp (a)	12,248	197,832
		3,718,474
FRANCE — 8.2%
Aeroports de Paris	2,920	565,252
Air Liquide SA	4,787	609,266
Airbus SE	2,878	381,001
Atos SE	722	69,720
AXA SA	24,043	605,536
BNP Paribas SA	16,008	765,897
Bureau Veritas SA	3,310	77,678
Capgemini SE	848	102,930
Carrefour SA	7,219	134,962
Casino Guichard Perrachon SA (a)	2,508	108,843
Cie de Saint-Gobain	4,395	159,447
Cie Generale des Etablissements Michelin SCA	4,845	573,398

See accompanying notes to financial statements.
61

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Credit Agricole SA	17,679	$ 213,794
Danone SA	7,595	585,791
Dassault Systemes SE	4,127	615,164
Engie SA	18,617	277,606
EssilorLuxottica SA	4,348	475,424
Eutelsat Communications SA	4,745	83,089
Faurecia SA	2,509	105,590
Hermes International	1,613	1,065,323
Iliad SA	707	71,050
Kering SA	1,657	951,119
Legrand SA	6,393	428,262
L'Oreal SA	8,170	2,199,849
LVMH Moet Hennessy Louis Vuitton SE	7,065	2,601,209
Orange SA	39,525	643,519
Pernod Ricard SA	2,092	375,840
Peugeot SA	7,204	175,855
Publicis Groupe SA	1,548	82,963
Renault SA	3,840	254,005
Safran SA	2,495	342,485
Sanofi	14,165	1,252,373
Schneider Electric SE	2,851	223,895
SCOR SE	6,982	297,596
SEB SA	459	77,308
Societe BIC SA	1,740	155,226
Societe Generale SA	13,541	391,896
Sodexo SA	5,201	573,249
Thales SA	7,069	847,320
TOTAL SA	24,424	1,358,061
Unibail-Rodamco-Westfield	22,133	181,906
Unibail-Rodamco-Westfield REIT	24	3,938
Unibail-Rodamco-Westfield REIT (a)	558	91,564
Valeo SA	6,581	191,018
Vinci SA	3,158	307,506
Vivendi SA	5,648	163,810
		21,818,533
GERMANY — 7.1%
adidas AG	4,844	1,178,106
Allianz SE	3,883	864,506
BASF SE	24,043	1,769,092
Bayer AG	7,398	478,474
Bayerische Motoren Werke AG	4,509	348,076
Beiersdorf AG	7,372	767,669
Commerzbank AG (b)	19,859	153,861
Continental AG	3,485	525,142
Covestro AG (d)	7,009	385,790
Daimler AG	13,185	773,550
Deutsche Bank AG	28,555	232,777
Deutsche Boerse AG	802	102,930
Deutsche Lufthansa AG	7,462	163,929
Deutsche Post AG	26,765	871,539
Deutsche Telekom AG	21,424	355,908
E.ON SE	18,003	200,368
Fresenius Medical Care AG & Co. KGaA	6,328	510,878
Security Description	Shares	Value
Fresenius SE & Co. KGaA	2,655	$ 148,343
Fuchs Petrolub SE Preference Shares	2,230	91,895
GEA Group AG	3,972	104,140
Hannover Rueck SE	1,736	249,506
HeidelbergCement AG	1,284	92,502
Henkel AG & Co. KGaA Preference Shares	4,246	433,854
Henkel AG & Co. KGaA	5,975	568,590
HUGO BOSS AG	2,230	152,441
Infineon Technologies AG	4,224	83,879
Innogy SE (d)(e)	590	27,308
Innogy SE (b)(e)	11,659	499,433
Merck KGaA	3,107	354,626
METRO AG	6,273	104,175
MTU Aero Engines AG	756	171,303
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,364	1,033,925
Porsche Automobil Holding SE Preference Shares	1,855	116,517
ProSiebenSat.1 Media SE	5,228	74,670
Puma SE	62	35,992
RWE AG	8,003	214,769
SAP SE	24,285	2,808,646
Siemens AG	5,039	542,832
ThyssenKrupp AG	5,705	78,440
TUI AG	16,722	160,284
Uniper SE	14,381	434,212
United Internet AG	1,101	40,215
Volkswagen AG Preference Shares	3,648	574,773
		18,879,865
HONG KONG — 6.0%
AIA Group, Ltd.	285,823	2,845,504
ASM Pacific Technology, Ltd.	12,400	138,296
Bank of East Asia, Ltd.	31,213	101,393
CK Asset Holdings, Ltd.	25,620	227,807
CK Hutchison Holdings, Ltd.	45,000	472,646
CK Infrastructure Holdings, Ltd.	74,000	607,558
CLP Holdings, Ltd.	123,000	1,425,869
Dairy Farm International Holdings, Ltd.	18,400	154,376
Galaxy Entertainment Group, Ltd.	52,000	354,066
Hang Seng Bank, Ltd.	48,829	1,204,871
HK Electric Investments & HK Electric Investments, Ltd.	384,540	392,870
HKT Trust & HKT, Ltd.	486,540	782,188
Hong Kong & China Gas Co., Ltd.	679,272	1,628,533
Hong Kong Exchanges & Clearing, Ltd.	33,243	1,158,642
Jardine Matheson Holdings, Ltd.	5,800	361,688
Jardine Strategic Holdings, Ltd.	2,600	97,318
Link REIT	47,000	549,634
MTR Corp., Ltd.	177,789	1,100,713
New World Development Co., Ltd.	78,749	130,614
PCCW, Ltd.	457,000	284,099

See accompanying notes to financial statements.
62

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Power Assets Holdings, Ltd.	94,000	$ 652,017
Sands China, Ltd.	74,000	371,888
Sun Hung Kai Properties, Ltd.	10,000	171,594
Swire Pacific, Ltd. Class A	15,500	199,428
Techtronic Industries Co., Ltd.	38,500	258,712
WH Group, Ltd. (d)	101,000	108,077
Yue Yuen Industrial Holdings, Ltd.	49,500	170,256
		15,950,657
IRELAND — 0.9%
AIB Group PLC	21,892	98,375
Bank of Ireland Group PLC	14,313	85,339
CRH PLC	5,028	156,103
James Hardie Industries PLC	7,796	100,457
Kerry Group PLC Class A	12,502	1,396,768
Kingspan Group PLC	2,412	111,745
Paddy Power Betfair PLC	881	68,010
Ryanair Holdings PLC ADR (b)	4,427	331,759
		2,348,556
ISRAEL — 0.9%
Azrieli Group, Ltd.	1,880	111,422
Bank Hapoalim BM	67,028	443,794
Bank Leumi Le-Israel BM	86,143	562,759
Bezeq The Israeli Telecommunication Corp., Ltd.	93,510	67,118
Check Point Software Technologies, Ltd. (b)	5,068	641,051
Mizrahi Tefahot Bank, Ltd.	18,527	380,816
Teva Pharmaceutical Industries, Ltd. ADR (b)	640	10,035
Teva Pharmaceutical Industries, Ltd. (b)	7,521	117,083
		2,334,078
ITALY — 1.1%
Assicurazioni Generali SpA	18,878	349,753
Enel SpA	85,139	545,293
Eni SpA	16,809	297,341
Ferrari NV	2,804	376,242
Intesa Sanpaolo SpA	183,814	448,085
Mediobanca Banca di Credito Finanziario SpA	11,361	118,152
Moncler SpA	6,741	271,883
Snam SpA	34,535	177,563
Telecom Italia SpA	308,094	175,186
UniCredit SpA	24,978	320,516
		3,080,014
JAPAN — 23.2%
ABC-Mart, Inc. (a)	6,200	369,138
Aeon Co., Ltd. (a)	8,700	182,080
Ajinomoto Co., Inc.	9,700	155,028
ANA Holdings, Inc.	17,500	641,754
Aozora Bank, Ltd. (a)	3,900	96,403
Asahi Group Holdings, Ltd.	9,300	414,230
Asahi Kasei Corp.	8,700	89,763
Astellas Pharma, Inc.	96,200	1,441,457
Security Description	Shares	Value
Bandai Namco Holdings, Inc.	3,100	$ 145,358
Benesse Holdings, Inc.	6,900	179,225
Bridgestone Corp.	19,400	747,711
Canon, Inc.	42,300	1,227,898
Central Japan Railway Co.	2,300	534,246
Chiba Bank, Ltd.	14,900	80,904
Chubu Electric Power Co., Inc.	9,600	149,917
Chugoku Electric Power Co., Inc. (a)	20,500	255,775
Concordia Financial Group, Ltd. (a)	18,500	71,369
Daicel Corp. (a)	6,400	69,502
Daifuku Co., Ltd. (a)	2,300	119,691
Dai-ichi Life Holdings, Inc.	16,008	222,436
Daiichi Sankyo Co., Ltd.	8,306	382,713
Daito Trust Construction Co., Ltd.	4,900	683,083
Daiwa House Industry Co., Ltd.	15,600	495,970
Daiwa House REIT Investment Corp.	186	412,885
Denso Corp.	3,900	152,110
Disco Corp.	600	85,486
East Japan Railway Co.	8,400	810,516
Eisai Co., Ltd. (a)	700	39,293
FamilyMart UNY Holdings Co., Ltd. (a)	7,300	186,053
FANUC Corp.	600	102,344
Fujitsu, Ltd.	6,300	454,549
Hikari Tsushin, Inc.	300	56,837
Hitachi, Ltd.	12,200	395,148
Honda Motor Co., Ltd.	20,500	554,705
Hoshizaki Corp.	600	37,187
Hoya Corp.	9,700	640,532
Idemitsu Kosan Co., Ltd.	2,300	76,989
Inpex Corp.	8,300	79,149
Isuzu Motors, Ltd.	11,400	149,755
ITOCHU Corp. (a)	16,814	304,197
Japan Airlines Co., Ltd.	19,200	676,341
Japan Exchange Group, Inc.	13,506	240,749
Japan Post Bank Co., Ltd. (a)	29,400	321,133
Japan Post Holdings Co., Ltd.	84,600	990,573
Japan Prime Realty Investment Corp. REIT	96	395,501
Japan Real Estate Investment Corp. REIT	154	908,542
Japan Retail Fund Investment Corp. REIT	324	651,893
Japan Tobacco, Inc.	38,000	942,404
JFE Holdings, Inc.	7,400	125,590
JXTG Holdings, Inc.	43,782	200,349
Kajima Corp.	24,900	367,589
Kakaku.com, Inc.	5,800	111,457
Kansai Electric Power Co., Inc.	9,600	141,548
Kao Corp.	16,800	1,323,236
KDDI Corp.	64,518	1,390,210
Keikyu Corp.	12,900	218,875
Keyence Corp.	2,200	1,370,863
Kirin Holdings Co., Ltd.	16,300	389,147
Kobe Steel, Ltd. (a)	11,000	82,586

See accompanying notes to financial statements.
63

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Koito Manufacturing Co., Ltd.	3,200	$ 181,271
Komatsu, Ltd. (a)	5,400	125,407
Kubota Corp.	6,800	98,266
Kyocera Corp.	700	41,108
Kyowa Hakko Kirin Co., Ltd.	4,800	104,513
Kyushu Railway Co. (a)	17,919	589,286
Lawson, Inc.	7,900	438,235
LIXIL Group Corp.	7,400	98,814
M3, Inc.	13,800	231,527
Marubeni Corp.	35,500	245,358
Mazda Motor Corp. (a)	9,600	107,418
McDonald's Holdings Co. Japan, Ltd.	9,400	434,819
MEIJI Holdings Co., Ltd.	5,900	479,207
MISUMI Group, Inc. (a)	7,500	186,475
Mitsubishi Chemical Holdings Corp.	17,900	126,045
Mitsubishi Corp.	12,500	347,156
Mitsubishi Electric Corp.	9,700	124,662
Mitsubishi Heavy Industries, Ltd.	4,300	178,628
Mitsubishi Tanabe Pharma Corp.	28,913	386,343
Mitsubishi UFJ Financial Group, Inc.	205,600	1,021,638
Mitsui & Co., Ltd.	18,500	287,232
Mizuho Financial Group, Inc.	647,600	1,002,249
MonotaRO Co., Ltd. (a)	3,700	82,267
MS&AD Insurance Group Holdings, Inc.	7,900	240,529
Murata Manufacturing Co., Ltd.	2,400	119,518
Nabtesco Corp.	1,200	34,964
Nagoya Railroad Co., Ltd.	17,800	492,903
NEC Corp.	11,800	399,250
NH Foods, Ltd. (a)	5,500	198,017
Nippon Building Fund, Inc. REIT	115	779,238
Nippon Prologis REIT, Inc.	205	436,726
Nippon Steel & Sumitomo Metal Corp.	11,800	208,314
Nippon Telegraph & Telephone Corp.	29,600	1,257,702
Nippon Yusen KK (a)	2,200	32,239
Nissan Chemical Corp.	3,000	137,417
Nissan Motor Co., Ltd. (a)	127,816	1,048,764
Nissin Foods Holdings Co., Ltd.	8,500	583,638
Nitori Holdings Co., Ltd.	5,500	710,575
Nitto Denko Corp.	5,700	299,458
Nomura Holdings, Inc.	39,800	143,903
Nomura Real Estate Master Fund, Inc. REIT	363	535,227
Nomura Research Institute, Ltd.	1,300	59,078
NTT DOCOMO, Inc.	85,922	1,903,038
Obayashi Corp.	11,700	117,756
Ono Pharmaceutical Co., Ltd.	8,500	166,567
Oracle Corp. Japan	2,800	187,957
Oriental Land Co., Ltd.	10,300	1,169,725
ORIX Corp.	16,300	234,077
Osaka Gas Co., Ltd.	8,900	175,612
Otsuka Corp.	7,200	268,980
Security Description	Shares	Value
Otsuka Holdings Co., Ltd.	11,800	$ 463,642
Panasonic Corp.	20,100	173,279
Park24 Co., Ltd.	8,400	182,366
Pigeon Corp.	2,000	81,764
Recruit Holdings Co., Ltd.	28,305	808,349
Resona Holdings, Inc.	37,100	160,788
Ricoh Co., Ltd. (a)	10,300	107,667
Ryohin Keikaku Co., Ltd.	1,000	253,331
Sankyo Co., Ltd.	7,000	266,883
Santen Pharmaceutical Co., Ltd.	3,200	47,674
Secom Co., Ltd.	7,300	625,366
Sekisui Chemical Co., Ltd.	6,000	96,436
Sekisui House, Ltd.	6,800	112,550
Seven & i Holdings Co., Ltd.	9,200	347,104
Shimamura Co., Ltd.	2,100	177,775
Shimano, Inc.	800	130,099
Shin-Etsu Chemical Co., Ltd.	1,000	83,842
Shionogi & Co., Ltd.	9,000	557,149
Shizuoka Bank, Ltd.	10,400	79,209
SMC Corp.	1,200	450,251
SoftBank Group Corp.	8,100	786,326
Sompo Holdings, Inc.	2,700	99,965
Sony Corp.	7,200	302,155
Subaru Corp.	13,200	300,827
SUMCO Corp.	1,200	13,346
Sumitomo Corp.	12,512	173,067
Sumitomo Electric Industries, Ltd.	9,700	128,694
Sumitomo Mitsui Financial Group, Inc.	23,900	836,937
Sumitomo Mitsui Trust Holdings, Inc.	5,500	197,570
Suntory Beverage & Food, Ltd.	16,787	788,656
Suzuki Motor Corp.	2,900	128,330
Sysmex Corp.	5,200	314,297
T&D Holdings, Inc. (a)	6,800	71,511
Taiheiyo Cement Corp.	2,500	83,345
Taisei Corp. (a)	6,300	292,560
Taisho Pharmaceutical Holdings Co., Ltd.	5,800	552,830
Takashimaya Co., Ltd.	5,800	77,239
Takeda Pharmaceutical Co., Ltd.	14,951	610,683
TDK Corp.	1,200	93,996
Terumo Corp.	7,600	232,082
Tobu Railway Co., Ltd.	12,400	357,935
Tohoku Electric Power Co., Inc.	8,900	113,537
Tokio Marine Holdings, Inc.	7,200	348,795
Tokyo Electric Power Co. Holdings, Inc. (b)	57,300	362,380
Tokyo Electron, Ltd. (a)	200	28,911
Tokyo Gas Co., Ltd.	11,408	308,532
Toray Industries, Inc.	54,600	348,708
Toshiba Corp.	3,200	101,911
Tosoh Corp.	6,900	107,286
Toyo Suisan Kaisha, Ltd.	15,800	601,680
Toyota Motor Corp.	26,900	1,576,549
Toyota Tsusho Corp.	3,900	127,023

See accompanying notes to financial statements.
64

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Trend Micro, Inc.	1,500	$ 73,045
Tsuruha Holdings, Inc.	2,500	203,280
Unicharm Corp.	14,006	463,513
United Urban Investment Corp. REIT	354	559,377
USS Co., Ltd.	10,100	187,427
West Japan Railway Co.	5,900	444,506
Yahoo! Japan Corp. (a)	38,200	93,528
Yamada Denki Co., Ltd. (a)	79,100	390,194
Yamaguchi Financial Group, Inc.	8,900	75,423
Yamaha Corp.	2,000	99,923
Yamaha Motor Co., Ltd.	5,100	100,032
Yamato Holdings Co., Ltd.	3,500	90,405
Yamazaki Baking Co., Ltd.	4,800	77,886
Yaskawa Electric Corp.	5,600	175,814
ZOZO, Inc. (a)	7,600	143,232
		61,851,840
LUXEMBOURG — 0.2%
ArcelorMittal	5,964	120,928
RTL Group SA	5,723	312,950
SES SA	6,662	103,716
		537,594
NETHERLANDS — 2.6%
Aegon NV	34,165	164,344
Akzo Nobel NV	1,028	91,177
ASML Holding NV	10,539	1,978,597
EXOR NV	1,880	122,224
Heineken NV	1,544	163,105
ING Groep NV	42,240	511,476
Koninklijke Ahold Delhaize NV	23,187	617,693
Koninklijke DSM NV	1,098	119,787
Koninklijke KPN NV	35,993	114,212
Koninklijke Philips NV	4,447	181,332
NN Group NV	7,765	322,862
NXP Semiconductors NV	1,784	157,688
Randstad NV (a)	2,500	122,026
Royal Dutch Shell PLC Class A	32,211	1,013,008
Royal Dutch Shell PLC Class B	22,804	721,474
Wolters Kluwer NV	7,586	517,039
		6,918,044
NEW ZEALAND — 0.4%
Auckland International Airport, Ltd.	28,908	160,482
Fisher & Paykel Healthcare Corp., Ltd.	10,632	113,841
Meridian Energy, Ltd.	74,781	213,438
Ryman Healthcare, Ltd.	22,694	189,597
Spark New Zealand, Ltd.	125,386	324,950
		1,002,308
NORWAY — 0.4%
DNB ASA	10,726	197,790
Equinor ASA	6,875	150,767
Gjensidige Forsikring ASA (a)	8,439	146,014
Mowi ASA	4,100	91,650
Telenor ASA	23,582	472,921
Security Description	Shares	Value
Yara International ASA	1,765	$ 72,308
		1,131,450
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	26,218	103,183
Jeronimo Martins SGPS SA	8,238	121,638
		224,821
SINGAPORE — 2.0%
CapitaLand Mall Trust REIT	152,500	267,959
ComfortDelGro Corp., Ltd.	66,800	126,745
DBS Group Holdings, Ltd.	52,403	976,100
Keppel Corp., Ltd.	14,811	68,014
Oversea-Chinese Banking Corp., Ltd.	139,238	1,135,902
SATS, Ltd.	52,800	199,194
Singapore Airlines, Ltd.	82,900	591,225
Singapore Press Holdings, Ltd.	83,000	147,678
Singapore Technologies Engineering, Ltd.	54,000	149,103
Singapore Telecommunications, Ltd.	494,100	1,101,648
United Overseas Bank, Ltd.	33,175	616,964
Venture Corp., Ltd.	3,200	42,383
		5,422,915
SOUTH AFRICA — 0.0% (c)
Investec PLC	5,897	33,987
SPAIN — 1.9%
ACS Actividades de Construccion y Servicios SA	3,158	138,860
Amadeus IT Group SA	14,253	1,142,684
Banco Bilbao Vizcaya Argentaria SA	75,329	430,782
Banco de Sabadell SA	81,952	81,695
Banco Santander SA	201,022	935,486
Bankia SA (a)	28,888	74,929
CaixaBank SA	35,248	110,186
Endesa SA	3,883	99,147
Iberdrola SA	52,003	456,972
Industria de Diseno Textil SA	33,071	972,905
Repsol SA	15,301	262,178
Telefonica SA	39,990	335,379
		5,041,203
SWEDEN — 2.3%
Alfa Laval AB	1,797	41,344
Assa Abloy AB Class B	24,796	536,539
Atlas Copco AB Class A	22,187	597,176
Atlas Copco AB Class B	11,778	292,186
Boliden AB	6,675	190,420
Electrolux AB Class B	5,728	147,534
Epiroc AB Class A (b)	22,782	230,539
Epiroc AB Class B (b)	5,969	57,275
Essity AB Class B	3,099	89,576
Hennes & Mauritz AB Class B (a)	32,934	550,362
Hexagon AB Class B	5,814	304,011
ICA Gruppen AB (a)	5,137	206,581
Investor AB Class B	13,480	608,506

See accompanying notes to financial statements.
65

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Kinnevik AB Class B	2,202	$ 57,167
L E Lundbergforetagen AB Class B	3,887	123,207
Sandvik AB	13,479	219,435
Skandinaviska Enskilda Banken AB Class A (a)	14,835	128,720
Skanska AB Class B (a)	12,116	220,628
SKF AB Class B (a)	6,355	105,788
Svenska Handelsbanken AB Class A (a)	13,409	141,820
Swedbank AB Class A (a)	7,161	101,409
Swedish Match AB	7,073	361,378
Telefonaktiebolaget LM Ericsson Class B	13,528	124,585
Telia Co. AB	95,097	430,101
Volvo AB Class B	10,298	159,877
		6,026,164
SWITZERLAND — 12.1%
ABB, Ltd.	48,276	906,962
Adecco Group AG	4,845	258,426
Baloise Holding AG	2,416	399,068
Barry Callebaut AG	173	312,335
Chocoladefabriken Lindt & Spruengli AG	118	802,149
Cie Financiere Richemont SA	2,029	147,790
Coca-Cola HBC AG	660	22,489
Credit Suisse Group AG	17,790	207,303
EMS-Chemie Holding AG	288	156,160
Ferguson PLC	6,844	435,559
Geberit AG	1,213	495,723
Givaudan SA	485	1,238,920
Glencore PLC	108,639	450,097
Julius Baer Group, Ltd.	2,203	88,992
Kuehne + Nagel International AG	8,431	1,156,416
LafargeHolcim, Ltd. (e)	1,546	76,361
LafargeHolcim, Ltd. (e)	1,834	90,651
Nestle SA	74,783	7,126,124
Novartis AG	22,540	2,167,769
Partners Group Holding AG	1,261	916,722
Roche Holding AG	23,981	6,606,273
Schindler Holding AG (e)	1,354	280,616
Schindler Holding AG (e)	1,067	220,707
SGS SA	174	432,947
Sika AG	5,666	791,385
Sonova Holding AG	2,770	547,936
Straumann Holding AG	179	146,036
Swatch Group AG	165	47,219
Swiss Life Holding AG	1,060	466,724
Swiss Prime Site AG	6,631	580,937
Swiss Re AG	16,047	1,567,479
Swisscom AG (a)	2,798	1,368,236
Temenos AG	780	114,975
UBS Group AG	30,990	375,589
Vifor Pharma AG	162	21,903
Zurich Insurance Group AG	3,480	1,151,730
		32,176,708
Security Description	Shares	Value
UNITED KINGDOM — 18.1%
3i Group PLC	33,946	$ 435,610
Admiral Group PLC	14,770	417,639
Anglo American PLC (a)	7,248	193,943
Ashtead Group PLC	14,341	346,178
Associated British Foods PLC	9,153	290,895
AstraZeneca PLC	45,661	3,650,238
Aviva PLC	32,297	173,557
Babcock International Group PLC	8,313	53,457
BAE Systems PLC	174,461	1,096,647
Barclays PLC	258,064	520,143
Barratt Developments PLC	29,014	226,538
Berkeley Group Holdings PLC	4,940	237,464
BP PLC	138,049	1,004,657
British American Tobacco PLC	20,491	852,824
British Land Co. PLC REIT	6,947	53,318
BT Group PLC	346,801	1,007,509
Bunzl PLC	10,926	360,484
Burberry Group PLC	13,355	340,127
Carnival PLC	6,210	304,662
Centrica PLC	114,394	170,228
CNH Industrial NV	7,191	73,186
Coca-Cola European Partners PLC (b)	4,884	252,698
Compass Group PLC	81,417	1,914,402
Croda International PLC	4,290	281,629
DCC PLC	509	44,007
Diageo PLC	91,736	3,751,060
Direct Line Insurance Group PLC	119,285	548,683
easyJet PLC	1,062	15,464
Experian PLC	27,168	735,993
Fiat Chrysler Automobiles NV (b)	18,964	282,610
G4S PLC	10,803	25,831
GlaxoSmithKline PLC	207,968	4,327,213
Hammerson PLC REIT	5,103	22,329
Hargreaves Lansdown PLC	9,396	228,157
HSBC Holdings PLC	246,897	2,005,276
Imperial Brands PLC	33,306	1,139,017
InterContinental Hotels Group PLC	349	20,987
Intertek Group PLC	4,777	302,332
ITV PLC	108,535	179,753
J Sainsbury PLC	28,063	86,190
Johnson Matthey PLC	5,984	244,996
Kingfisher PLC	93,232	285,249
Land Securities Group PLC REIT	6,094	72,531
Legal & General Group PLC	178,147	639,066
Lloyds Banking Group PLC	524,586	424,765
London Stock Exchange Group PLC	7,501	464,371
Marks & Spencer Group PLC	81,539	296,330
Meggitt PLC	6,170	40,424
Melrose Industries PLC	23,482	56,041
Mondi PLC	10,380	229,666
National Grid PLC	100,872	1,118,303
Next PLC	4,262	309,891
Pearson PLC	10,850	118,223
Persimmon PLC	9,910	280,217

See accompanying notes to financial statements.
66

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Prudential PLC	13,893	$ 278,338
Reckitt Benckiser Group PLC	5,674	471,854
RELX PLC (e)	72,980	1,561,011
RELX PLC (e)	11,707	250,416
Rio Tinto PLC	35,343	2,054,456
Rio Tinto, Ltd.	11,251	782,511
Rolls-Royce Holdings PLC	46,803	550,832
Royal Bank of Scotland Group PLC	30,715	98,857
Royal Mail PLC	68,004	211,164
RSA Insurance Group PLC	34,649	229,269
Sage Group PLC	30,536	279,007
Schroders PLC	3,526	124,145
Segro PLC REIT	3,884	34,081
Severn Trent PLC	3,200	82,395
Smith & Nephew PLC	53,977	1,071,198
Smiths Group PLC	10,871	203,274
SSE PLC	57,065	882,636
Standard Chartered PLC	25,480	196,322
Standard Life Aberdeen PLC	16,052	55,209
Taylor Wimpey PLC	103,766	237,230
Tesco PLC	73,492	222,268
Unilever NV	43,352	2,520,536
Unilever PLC	32,242	1,846,469
United Utilities Group PLC	9,057	96,113
Vodafone Group PLC	431,448	785,954
Weir Group PLC	923	18,738
Whitbread PLC	5,476	362,341
Wm Morrison Supermarkets PLC	25,539	75,725
WPP PLC	20,361	215,117
		48,350,474
TOTAL COMMON STOCKS (Cost $264,665,629)		264,386,735

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (f) (g)	99,651	99,651
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	4,816,005	$ 4,816,005
TOTAL SHORT-TERM INVESTMENTS (Cost $4,915,656)		4,915,656
TOTAL INVESTMENTS — 101.0% (Cost $269,581,285)		269,302,391
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(2,616,192)
NET ASSETS — 100.0%		$ 266,686,199
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$264,386,735	$—	$—	$264,386,735
Short-Term Investments	4,915,656	—	—	4,915,656
TOTAL INVESTMENTS	$269,302,391	$—	$—	$269,302,391
See accompanying notes to financial statements.
67

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	43,852	$ 43,852	$ 5,611,663	$ 5,555,864	$—	$—	99,651	$ 99,651	$ 2,373	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,930,232	2,930,232	20,445,298	18,559,525	—	—	4,816,005	4,816,005	12,474	—
Total		$2,974,084	$26,056,961	$24,115,389	$—	$—		$4,915,656	$14,847	$—
See accompanying notes to financial statements.
68

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BRAZIL — 6.9%
Ambev SA	52,787	$ 228,282
B3 SA - Brasil Bolsa Balcao	23,297	192,281
Banco Bradesco SA Preference Shares	39,369	434,387
Banco Bradesco SA	8,807	85,655
Banco do Brasil SA	196	2,454
Banco Santander Brasil SA	2,800	31,636
BB Seguridade Participacoes SA	8,445	57,548
Braskem SA Class A, Preference Shares	2,569	33,600
CCR SA	255	769
Cia Brasileira de Distribuicao Preference Shares	900	21,151
Cia Siderurgica Nacional SA (a)	14,950	62,425
Cosan SA	3,804	41,689
Embraer SA	14,067	66,690
Equatorial Energia SA	4,223	86,810
Gerdau SA Preference Shares	7,611	29,609
Itau Unibanco Holding SA Preference Shares	48,541	429,444
Itausa - Investimentos Itau SA Preference Shares	50,332	154,939
Itausa - Investimentos Itau SA	3	11
JBS SA	14,524	59,414
Klabin SA	4,800	21,005
Localiza Rent a Car SA	6,464	54,912
Lojas Americanas SA Preference Shares	11,659	50,241
Lojas Renner SA	11,556	130,060
Magazine Luiza SA	1,243	55,208
Rumo SA (a)	10,604	52,179
Suzano Papel e Celulose SA	4,147	49,598
Telefonica Brasil SA Preference Shares	7,035	85,865
Vale SA	32,067	419,655
WEG SA	16,461	76,136
		3,013,653
CHILE — 1.1%
Banco Santander Chile	1,642,412	123,553
Cencosud SA	23,034	39,879
Empresas CMPC SA	38,964	137,424
Enel Americas SA	421,554	74,947
SACI Falabella	14,294	106,290
		482,093
CHINA — 33.0%
3SBio, Inc. (b)	14,000	27,536
58.com, Inc. ADR (a)	1,566	102,855
AAC Technologies Holdings, Inc.	6,500	38,462
Agricultural Bank of China, Ltd. Class H	172,000	79,318
Alibaba Group Holding, Ltd. ADR (a)(c)	11,737	2,141,416
Security Description	Shares	Value
Anhui Conch Cement Co., Ltd. Class H	28,000	$ 171,033
ANTA Sports Products, Ltd.	11,000	74,828
Autohome, Inc. ADR (a)(c)	281	29,539
Baidu, Inc. ADR (a)	2,819	464,712
Bank of China, Ltd. Class H	745,000	337,862
Bank of Communications Co., Ltd. Class H	99,000	81,092
Beijing Enterprises Holdings, Ltd.	14,000	79,364
Beijing Enterprises Water Group, Ltd.	112,000	69,198
Brilliance China Automotive Holdings, Ltd. (c)	20,000	19,822
BYD Co., Ltd. Class H (c)	14,000	84,357
CGN Power Co., Ltd. Class H (b)	242,000	67,514
China Cinda Asset Management Co., Ltd. Class H	200,000	55,542
China CITIC Bank Corp., Ltd. Class H	113,000	71,975
China Communications Construction Co., Ltd. Class H	70,000	72,408
China Conch Venture Holdings, Ltd.	35,000	125,287
China Construction Bank Corp. Class H	873,000	748,449
China Everbright International, Ltd.	59,851	60,843
China Evergrande Group (c)	17,000	56,523
China Life Insurance Co., Ltd. Class H	70,000	188,154
China Longyuan Power Group Corp., Ltd. Class H	85,000	59,121
China Mengniu Dairy Co., Ltd.	42,000	156,230
China Merchants Bank Co., Ltd. Class H	28,000	136,077
China Merchants Port Holdings Co., Ltd.	28,981	61,728
China Minsheng Banking Corp., Ltd. Class H	76,800	55,766
China Mobile, Ltd.	63,500	647,138
China National Building Material Co., Ltd. Class H	32,000	25,233
China Oilfield Services, Ltd. Class H	34,000	36,729
China Overseas Land & Investment, Ltd.	28,000	106,294
China Pacific Insurance Group Co., Ltd. Class H	19,800	77,687
China Railway Group, Ltd. Class H	99,000	90,299
China Resources Beer Holdings Co., Ltd.	28,000	117,886
China Resources Gas Group, Ltd.	26,000	122,549
China Taiping Insurance Holdings Co., Ltd.	34,400	102,543
China Telecom Corp., Ltd. Class H	140,000	77,758
China Tower Corp., Ltd. Class H (a)(b)	130,000	30,140
China Unicom Hong Kong, Ltd.	56,000	70,981
China Vanke Co., Ltd. Class H	28,500	119,810

See accompanying notes to financial statements.
69

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
CITIC Guoan Information Industry Co., Ltd. Class A	24,200	$ 21,389
CITIC Securities Co., Ltd. Class H	35,000	81,504
CITIC, Ltd.	42,000	62,706
Country Garden Holdings Co., Ltd.	67,000	104,640
CRRC Corp., Ltd. Class H	70,000	65,988
CSPC Pharmaceutical Group, Ltd.	56,000	104,154
Ctrip.com International, Ltd. ADR (a)	3,959	172,969
ENN Energy Holdings, Ltd.	5,400	52,212
Fosun International, Ltd.	49,500	83,867
Future Land Development Holdings, Ltd.	30,000	37,147
GDS Holdings, Ltd. ADR (a)(c)	353	12,599
Geely Automobile Holdings, Ltd.	70,000	133,759
Genscript Biotech Corp. (a)	4,000	7,552
Great Wall Motor Co., Ltd. Class H (c)	63,500	47,646
Guangdong Investment, Ltd.	56,000	108,148
Hengan International Group Co., Ltd.	7,000	61,351
Hua Hong Semiconductor, Ltd. (b)	4,000	9,376
Huaneng Power International, Inc. Class H	112,000	65,060
Huatai Securities Co., Ltd. Class H (b)(c)	34,400	68,800
Huazhu Group, Ltd. ADR (c)	969	40,834
Industrial & Commercial Bank of China, Ltd. Class H	700,000	512,742
JD.com, Inc. ADR (a)	7,267	219,100
Kingdee International Software Group Co., Ltd.	14,000	16,194
Lenovo Group, Ltd.	112,000	100,729
MMG, Ltd. (a)	44,000	17,880
Momo, Inc. ADR (a)	1,058	40,458
NetEase, Inc. ADR	800	193,160
New China Life Insurance Co., Ltd. Class H	15,700	80,000
New Oriental Education & Technology Group, Inc. ADR (a)	1,509	135,946
PICC Property & Casualty Co., Ltd. Class H	84,000	95,450
Pinduoduo, Inc. ADR (a)(c)	1,000	24,800
Ping An Insurance Group Co. of China, Ltd. Class H	48,000	537,481
Semiconductor Manufacturing International Corp. (a)(c)	56,700	57,350
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	3,900	17,281
Shanxi Securities Co., Ltd. Class A	13,200	18,836
Shenzhou International Group Holdings, Ltd.	14,000	187,619
SINA Corp. (a)	353	20,912
Sinopharm Group Co., Ltd. Class H	16,800	69,983
SooChow Securities Co., Ltd. Class A	12,000	18,070
Sunac China Holdings, Ltd. (c)	24,000	119,542
Security Description	Shares	Value
Sunny Optical Technology Group Co., Ltd.	5,700	$ 68,074
TAL Education Group ADR (a)	5,390	194,471
Tencent Holdings, Ltd.	53,400	2,455,735
Vipshop Holdings, Ltd. ADR (a)	4,970	39,909
Want Want China Holdings, Ltd.	113,000	93,855
Weibo Corp. ADR (a)(c)	271	16,799
Wuxi Biologics Cayman, Inc. (a)(b)	5,000	48,631
Xiaomi Corp. Class B (a)(b)	15,000	21,745
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	9,639	20,868
Yum China Holdings, Inc.	3,405	152,919
YY, Inc. ADR (a)	254	21,339
Zhuzhou CRRC Times Electric Co., Ltd. Class H	14,100	83,343
ZTE Corp. Class H (a)	6,000	18,038
ZTO Express Cayman, Inc. ADR	1,800	32,904
		14,435,922
COLOMBIA — 0.6%
Bancolombia SA Preference Shares	12,103	153,497
Grupo Argos SA	13,137	74,645
Grupo de Inversiones Suramericana SA Preference Shares	10	108
Grupo de Inversiones Suramericana SA	1,332	15,321
		243,571
EGYPT — 0.1%
Commercial International Bank Egypt SAE	15,264	60,026
GREECE — 0.1%
Alpha Bank AE (a)	18,121	25,108
Piraeus Bank SA (a)	3,372	4,612
		29,720
HONG KONG — 0.8%
China Ding Yi Feng Holdings, Ltd. (a)(c)(d)	8,000	23,542
China Gas Holdings, Ltd.	14,000	49,223
China Resources Land, Ltd.	28,000	125,555
Shimao Property Holdings, Ltd.	8,500	26,583
Sino Biopharmaceutical, Ltd.	150,500	137,272
		362,175
HUNGARY — 0.3%
OTP Bank Nyrt	3,118	137,155
INDIA — 8.5%
Adani Ports & Special Economic Zone, Ltd.	6,452	35,219
Ambuja Cements, Ltd.	5,613	19,065
Ashok Leyland, Ltd.	10,973	14,462
Asian Paints, Ltd.	2,563	55,226
Aurobindo Pharma, Ltd.	7,011	79,370
Axis Bank, Ltd. (a)	17,500	196,346
Bajaj Auto, Ltd.	780	32,777
Bajaj Finance, Ltd.	1,540	67,247
Bajaj Finserv, Ltd.	356	36,163

See accompanying notes to financial statements.
70

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Bharat Forge, Ltd.	1,963	$ 14,520
Bharat Petroleum Corp., Ltd.	6,757	38,777
Bharti Airtel, Ltd.	13,810	66,404
Bharti Infratel, Ltd.	3,136	14,187
Bosch, Ltd.	69	18,113
Britannia Industries, Ltd.	428	19,063
Cadila Healthcare, Ltd.	1,931	9,674
Cipla, Ltd.	3,225	24,622
Container Corp. Of India, Ltd.	1,290	9,782
Dabur India, Ltd.	4,953	29,228
Dr Reddy's Laboratories, Ltd.	1,064	42,702
Eicher Motors, Ltd.	118	35,000
Glenmark Pharmaceuticals, Ltd.	1,633	15,256
Godrej Consumer Products, Ltd.	3,184	31,530
Grasim Industries, Ltd.	2,926	36,238
Havells India, Ltd.	2,355	26,261
HCL Technologies, Ltd.	5,511	86,509
Hero MotoCorp, Ltd.	467	17,211
Hindalco Industries, Ltd.	10,871	32,248
Hindustan Unilever, Ltd.	6,331	155,983
Housing Development Finance Corp., Ltd.	14,624	415,499
ICICI Bank, Ltd.	21,691	125,402
Indiabulls Housing Finance, Ltd.	2,582	31,988
Infosys, Ltd.	26,823	288,016
ITC, Ltd.	33,277	142,787
JSW Steel, Ltd.	7,531	31,858
Larsen & Toubro, Ltd.	4,682	93,627
LIC Housing Finance, Ltd.	8,255	63,418
Lupin, Ltd.	2,074	22,143
Mahindra & Mahindra Financial Services, Ltd.	2,739	16,653
Mahindra & Mahindra, Ltd.	7,330	71,306
Marico, Ltd.	4,258	21,307
Maruti Suzuki India, Ltd.	1,032	99,402
Motherson Sumi Systems, Ltd.	8,819	19,057
Nestle India, Ltd.	215	34,018
Petronet LNG, Ltd.	5,654	20,531
Piramal Enterprises, Ltd.	754	30,076
REC, Ltd.	6,513	14,375
Shree Cement, Ltd.	80	21,558
Shriram Transport Finance Co., Ltd.	1,374	25,336
State Bank of India (a)	17,196	79,619
Sun Pharmaceutical Industries, Ltd.	9,509	65,729
Tata Consultancy Services, Ltd.	10,537	304,459
Tata Motors, Ltd. (a)	6,356	15,988
Tata Steel, Ltd.	3,273	24,615
Tech Mahindra, Ltd.	4,172	46,728
Titan Co., Ltd.	2,765	45,575
UltraTech Cement, Ltd.	780	45,019
United Spirits, Ltd. (a)	2,722	21,764
UPL, Ltd.	6,536	90,466
Vodafone Idea, Ltd. (a)	18,478	4,868
Wipro, Ltd.	13,421	49,364
Yes Bank, Ltd.	15,569	61,827
Security Description	Shares	Value
Zee Entertainment Enterprises, Ltd.	4,702	$ 30,238
		3,733,799
INDONESIA — 2.2%
Astra International Tbk PT	193,100	99,330
Bank Central Asia Tbk PT	88,600	172,658
Bank Mandiri Persero Tbk PT	210,800	110,285
Bank Negara Indonesia Persero Tbk PT	169,200	111,691
Bank Rakyat Indonesia Persero Tbk PT	633,300	183,230
Kalbe Farma Tbk PT	528,500	56,413
Telekomunikasi Indonesia Persero Tbk PT	568,200	157,611
Unilever Indonesia Tbk PT	21,400	73,976
		965,194
MALAYSIA — 2.3%
CIMB Group Holdings Bhd	66,232	83,551
DiGi.Com Bhd	59,100	65,868
Genting Bhd	38,300	62,293
Genting Malaysia Bhd	63,200	49,538
IHH Healthcare Bhd	47,000	66,427
IOI Corp. Bhd	66,300	72,431
Malayan Banking Bhd	34,854	79,142
Maxis Bhd	49,800	65,383
Petronas Chemicals Group Bhd	44,000	98,724
Petronas Gas Bhd	14,100	60,855
Public Bank Bhd	24,200	137,287
Sime Darby Bhd	40,455	22,098
Sime Darby Plantation Bhd	22,100	27,175
Tenaga Nasional Bhd	35,500	110,087
		1,000,859
MEXICO — 2.9%
America Movil SAB de CV Series L	325,309	232,777
Arca Continental SAB de CV	4,017	22,392
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	17,214	23,544
Coca-Cola Femsa SAB de CV Series L	4,632	30,640
El Puerto de Liverpool SAB de CV Series C1	7,111	45,128
Fomento Economico Mexicano SAB de CV	22,939	211,858
Gruma SAB de CV Class B	2,006	20,497
Grupo Aeroportuario del Pacifico SAB de CV Class B	8,089	71,860
Grupo Aeroportuario del Sureste SAB de CV Class B	1,000	16,169
Grupo Bimbo SAB de CV Class A	15,508	32,443
Grupo Carso SAB de CV Series A1	12,583	49,489
Grupo Financiero Banorte SAB de CV Series O	22,532	122,594
Grupo Financiero Inbursa SAB de CV Series O	40,613	56,300

See accompanying notes to financial statements.
71

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Grupo Mexico SAB de CV Class B	36,024	$ 99,097
Industrias Penoles SAB de CV	3,056	38,218
Infraestructura Energetica Nova SAB de CV	2,006	8,067
Kimberly-Clark de Mexico SAB de CV Class A	14,312	24,304
Mexichem SAB de CV	17,250	41,272
Promotora y Operadora de Infraestructura SAB de CV	2,147	21,341
Wal-Mart de Mexico SAB de CV	43,965	117,678
		1,285,668
PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	3,080	53,222
Credicorp, Ltd.	607	145,650
		198,872
PHILIPPINES — 1.2%
Aboitiz Equity Ventures, Inc.	45,200	50,743
Ayala Corp.	4,110	73,575
Ayala Land, Inc.	94,100	80,463
BDO Unibank, Inc.	33,895	86,367
SM Investments Corp.	5,125	91,159
SM Prime Holdings, Inc.	130,900	99,465
Universal Robina Corp.	19,450	56,302
		538,074
POLAND — 0.9%
Bank Polska Kasa Opieki SA	2,450	70,295
KGHM Polska Miedz SA (a)	2,889	80,630
Powszechna Kasa Oszczednosci Bank Polski SA	12,008	120,836
Powszechny Zaklad Ubezpieczen SA	10,887	115,008
		386,769
QATAR — 0.9%
Barwa Real Estate Co.	5,075	51,088
Commercial Bank PQSC	3,879	47,891
Ezdan Holding Group QSC (a)	12,555	34,140
Industries Qatar QSC	2,380	80,995
Masraf Al Rayan QSC	7,315	73,838
Qatar National Bank QPSC	2,276	112,839
		400,791
ROMANIA — 0.1%
NEPI Rockcastle PLC	3,773	31,772
RUSSIA — 1.1%
Mobile TeleSystems PJSC ADR	7,466	56,443
Sberbank of Russia PJSC ADR	30,282	401,539
		457,982
SOUTH AFRICA — 6.2%
Absa Group, Ltd. (c)	6,777	71,477
Aspen Pharmacare Holdings, Ltd.	3,677	23,707
Bid Corp., Ltd.	4,016	82,987
Bidvest Group, Ltd.	6,096	81,794
Security Description	Shares	Value
Discovery, Ltd. (c)	9,111	$ 86,427
FirstRand, Ltd. (c)	32,150	140,360
Gold Fields, Ltd.	12,652	46,743
Growthpoint Properties, Ltd. REIT	41,930	71,002
Life Healthcare Group Holdings, Ltd.	31,678	58,957
MTN Group, Ltd. (c)	17,222	105,831
Naspers, Ltd. Class N	4,182	966,283
Nedbank Group, Ltd. (c)	5,169	90,052
Old Mutual, Ltd. (c)	15,853	24,041
Redefine Properties, Ltd. REIT	96,681	65,030
Remgro, Ltd.	5,158	66,261
Sanlam, Ltd. (c)	15,843	81,032
Sappi, Ltd.	12,890	59,573
Sasol, Ltd.	4,598	143,476
Shoprite Holdings, Ltd.	5,339	58,720
SPAR Group, Ltd.	5,172	68,815
Standard Bank Group, Ltd.	12,538	161,041
Tiger Brands, Ltd.	2,679	49,228
Vodacom Group, Ltd.	6,791	52,473
Woolworths Holdings, Ltd.	13,094	42,202
		2,697,512
SOUTH KOREA — 14.3%
Amorepacific Corp.	383	63,603
AMOREPACIFIC Group	512	31,394
Celltrion, Inc. (a)	961	153,239
CJ CheilJedang Corp.	228	64,879
Coway Co., Ltd.	842	70,099
E-MART, Inc.	484	73,340
GS Holdings Corp.	1,548	72,006
Hana Financial Group, Inc.	3,100	99,410
Hankook Tire Co., Ltd.	1,379	45,497
HLB, Inc. (a)	168	11,840
Hyundai Engineering & Construction Co., Ltd.	1,916	90,137
Hyundai Glovis Co., Ltd.	456	51,622
Hyundai Mobis Co., Ltd.	700	128,579
Hyundai Motor Co.	1,408	148,230
Hyundai Motor Co. Preference Shares	828	50,478
Hyundai Steel Co.	1,620	64,081
Industrial Bank of Korea	6,475	80,146
KB Financial Group, Inc.	4,081	150,462
Kia Motors Corp.	3,027	94,269
Korea Electric Power Corp. (a)	2,669	70,305
Korea Zinc Co., Ltd.	186	76,196
KT&G Corp.	1,281	116,803
LG Chem, Ltd.	577	186,047
LG Corp.	1,281	87,461
LG Electronics, Inc.	1,606	106,256
LG Household & Health Care, Ltd.	113	141,063
Lotte Chemical Corp.	257	65,773
NAVER Corp.	1,358	148,350
NCSoft Corp.	285	124,535
POSCO	800	178,310
Samsung Biologics Co., Ltd. (a)(b)	31	8,726

See accompanying notes to financial statements.
72

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Samsung C&T Corp.	786	$ 74,092
Samsung Electro-Mechanics Co., Ltd.	80	7,365
Samsung Electronics Co., Ltd. Preference Shares	6,957	222,175
Samsung Electronics Co., Ltd.	43,920	1,727,626
Samsung Fire & Marine Insurance Co., Ltd.	327	86,712
Samsung Life Insurance Co., Ltd.	745	55,197
Samsung SDI Co., Ltd.	870	164,404
Samsung SDS Co., Ltd.	512	105,999
Shinhan Financial Group Co., Ltd.	4,367	161,584
SillaJen, Inc. (a)	353	19,996
SK Holdings Co., Ltd.	498	118,676
SK Hynix, Inc.	6,191	404,698
SK Telecom Co., Ltd.	355	78,656
S-Oil Corp.	983	77,594
Woori Financial Group, Inc.	6,895	83,522
		6,241,432
TAIWAN — 12.1%
ASE Technology Holding Co., Ltd.	37,656	82,470
Asustek Computer, Inc.	14,000	101,296
AU Optronics Corp.	193,000	71,075
Catcher Technology Co., Ltd.	3,000	23,069
Cathay Financial Holding Co., Ltd.	69,000	100,633
Chailease Holding Co., Ltd.	3,000	12,265
Chang Hwa Commercial Bank, Ltd.	122,840	73,535
China Development Financial Holding Corp.	285,000	95,245
China Life Insurance Co., Ltd.	72,378	61,410
China Steel Corp.	157,000	128,879
Chunghwa Telecom Co., Ltd.	27,000	95,926
Compal Electronics, Inc.	113,000	70,211
CTBC Financial Holding Co., Ltd.	157,000	104,173
E.Sun Financial Holding Co., Ltd.	151,422	116,684
Far Eastern New Century Corp.	29,000	28,651
Far EasTone Telecommunications Co., Ltd.	28,000	67,501
First Financial Holding Co., Ltd.	103,820	71,076
Formosa Chemicals & Fibre Corp.	28,000	101,751
Formosa Petrochemical Corp.	14,000	52,465
Formosa Plastics Corp.	42,000	149,219
Foxconn Technology Co., Ltd.	28,000	55,872
Fubon Financial Holding Co., Ltd.	69,000	102,983
Globalwafers Co., Ltd.	1,000	9,831
Hon Hai Precision Industry Co., Ltd.	126,400	301,436
Hua Nan Financial Holdings Co., Ltd.	123,257	77,584
Lite-On Technology Corp.	56,000	81,491
MediaTek, Inc.	13,000	119,158
Mega Financial Holding Co., Ltd.	99,000	90,101
Nan Ya Plastics Corp.	56,000	143,359
Pegatron Corp.	28,000	48,422
President Chain Store Corp.	8,000	78,779
Quanta Computer, Inc.	26,000	48,760
Security Description	Shares	Value
SinoPac Financial Holdings Co., Ltd.	200,794	$ 74,270
Taishin Financial Holding Co., Ltd.	170,194	77,586
Taiwan Cement Corp.	65,200	87,263
Taiwan Cooperative Financial Holding Co., Ltd.	117,369	74,259
Taiwan Mobile Co., Ltd.	14,000	50,648
Taiwan Semiconductor Manufacturing Co., Ltd.	224,000	1,784,267
Uni-President Enterprises Corp.	56,000	135,910
United Microelectronics Corp.	200,000	75,599
Walsin Technology Corp.	2,000	12,978
Win Semiconductors Corp.	1,000	7,057
Yageo Corp.	2,000	20,960
Yuanta Financial Holding Co., Ltd.	200,000	113,885
		5,279,992
THAILAND — 2.1%
Advanced Info Service PCL NVDR	18,600	107,843
Airports of Thailand PCL NVDR	61,700	132,207
Bangkok Dusit Medical Services PCL NVDR	115,400	90,182
CP ALL PCL NVDR	58,300	137,323
Kasikornbank PCL	20,000	118,481
Minor International PCL NVDR	63,200	77,668
PTT Global Chemical PCL NVDR	42,600	90,274
Siam Cement PCL	5,600	85,055
Siam Commercial Bank PCL NVDR	21,400	89,012
		928,045
TURKEY — 0.6%
BIM Birlesik Magazalar A/S	4,396	59,292
Eregli Demir ve Celik Fabrikalari TAS	13,300	21,470
Petkim Petrokimya Holding A/S	42,438	34,103
Turk Hava Yollari AO (a)	11,643	26,647
Turkcell Iletisim Hizmetleri A/S	22,318	47,760
Turkiye Halk Bankasi A/S	17,725	20,016
Turkiye Is Bankasi A/S Class C	49,024	47,726
		257,014
UNITED ARAB EMIRATES — 0.8%
Abu Dhabi Commercial Bank PJSC	42,434	109,519
Aldar Properties PJSC	93,407	46,028
DP World PLC	3,797	60,752
Emirates Telecommunications Group Co. PJSC	14,368	65,325
First Abu Dhabi Bank PJSC	12,703	52,775
		334,399
TOTAL COMMON STOCKS (Cost $41,825,381)		43,502,489

See accompanying notes to financial statements.
73

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (e)
INDIA — 0.0% (e)
Vodafone Idea, Ltd. (expiring 4/24/19) (a) (d) (cost: $5,570)	42,304	$ 3,512
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (f) (g)	1,769	1,769
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	552,449	552,449
TOTAL SHORT-TERM INVESTMENTS (Cost $554,218)		554,218
TOTAL INVESTMENTS — 100.9% (Cost $42,385,169)		44,060,219
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(372,125)
NET ASSETS — 100.0%		$ 43,688,094

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2019.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $27,054 representing 0.0% of net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$43,393,892	$108,597	$—	$43,502,489
Rights	—	3,512	—	3,512
Short-Term Investments	554,218	—	—	554,218
TOTAL INVESTMENTS	$43,948,110	$112,109	$—	$44,060,219
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,688	$ 6,688	$2,446,646	$2,451,565	$—	$—	1,769	$ 1,769	$ 580	$—
State Street Navigator Securities Lending Government Money Market Portfolio	137,367	137,367	1,492,843	1,077,761	—	—	552,449	552,449	1,287	—
Total		$144,055	$3,939,489	$3,529,326	$—	$—		$554,218	$1,867	$—
See accompanying notes to financial statements.
74

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.5%
BRAZIL – 4.4%
Ambev SA ADR	515,462	$ 2,216,487
Itausa - Investimentos Itau SA Preference Shares	484,956	1,492,862
Other Securities		9,044,172
		12,753,521
CHILE – 1.4%
Other Securities		4,153,654
CHINA – 25.2%
Agricultural Bank of China, Ltd. Class H	2,938,000	1,354,857
Alibaba Group Holding, Ltd. ADR (a)	12,247	2,234,465
Bank of China, Ltd. Class H	6,072,071	2,753,721
China Construction Bank Corp. Class H	4,076,394	3,494,816
China Huishan Dairy Holdings Co., Ltd. (a)(b)	1,072,393	—
China Mobile, Ltd.	263,497	2,685,337
China Petroleum & Chemical Corp. Class H	1,898,395	1,496,960
Geely Automobile Holdings, Ltd.	797,000	1,522,940
Guangdong Investment, Ltd.	736,000	1,421,380
Industrial & Commercial Bank of China, Ltd. Class H	3,625,448	2,655,600
NetEase, Inc. ADR	8,805	2,125,967
New Oriental Education & Technology Group, Inc. ADR (a)	16,627	1,497,926
Shenzhou International Group Holdings, Ltd.	127,200	1,704,653
Tencent Holdings, Ltd.	156,978	7,219,034
Yum China Holdings, Inc.	57,345	2,575,364
Other Securities		37,956,516
		72,699,536
COLOMBIA – 0.3%
Other Securities		986,222
CZECH REPUBLIC – 0.2%
Other Securities		685,646
EGYPT – 0.4%
Other Securities		1,273,591
GREECE – 0.3%
FF Group (a)(b)	491	1,323
Other Securities		948,339
		949,662
HONG KONG – 0.9%
Hanergy Thin Film Power Group, Ltd. (a)(b)(c)	598,000	—
Other Securities		2,535,886
		2,535,886
HUNGARY – 0.5%
Other Securities		1,287,927
Security Description	Shares	Value
INDIA – 12.3%
Asian Paints, Ltd.	64,078	$ 1,380,718
HCL Technologies, Ltd.	120,357	1,889,314
Hindustan Unilever, Ltd.	108,628	2,676,381
Infosys, Ltd. ADR	288,267	3,150,758
Infosys, Ltd.	205,030	2,201,538
ITC, Ltd.	384,350	1,649,196
Tata Consultancy Services, Ltd.	143,765	4,153,984
Other Securities		18,315,378
		35,417,267
INDONESIA – 4.4%
Bank Central Asia Tbk PT	1,765,925	3,441,321
Bank Rakyat Indonesia Persero Tbk PT	6,222,300	1,800,272
Telekomunikasi Indonesia Persero Tbk PT	7,857,775	2,179,650
Unilever Indonesia Tbk PT	416,200	1,438,725
Other Securities		3,816,324
		12,676,292
LUXEMBOURG – 0.1%
Other Security		177,273
MALAYSIA – 3.5%
Malayan Banking Bhd	564,828	1,282,537
Public Bank Bhd	268,811	1,524,963
Other Securities		7,323,645
		10,131,145
MEXICO – 1.9%
Wal-Mart de Mexico SAB de CV	760,881	2,036,600
Other Securities		3,273,476
		5,310,076
PAKISTAN – 0.1%
Other Securities		158,433
PERU – 0.6%
Credicorp, Ltd.	6,199	1,487,450
Other Securities		330,798
		1,818,248
PHILIPPINES – 1.5%
Other Securities		4,355,080
POLAND – 0.6%
Other Securities		1,801,522
QATAR – 1.3%
Other Securities		3,629,840
ROMANIA – 0.0% (d)
Other Security		36,774
RUSSIA – 3.0%
Gazprom PJSC ADR	358,056	1,616,265
LUKOIL PJSC ADR	16,582	1,485,747
Tatneft PJSC ADR (e)	27,283	1,887,984
Other Securities		3,558,114
		8,548,110

See accompanying notes to financial statements.
75

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SINGAPORE – 0.1%
Other Security		$ 144,419
SOUTH AFRICA – 3.5%
Other Securities		10,080,936
SOUTH KOREA – 14.6%
KT&G Corp.	20,880	1,903,867
NAVER Corp.	17,748	1,938,818
NCSoft Corp.	3,031	1,324,444
Samsung Electronics Co., Ltd. GDR (e)	3,291	3,228,471
Samsung Electronics Co., Ltd. Preference Shares	26,384	842,587
Samsung Electronics Co., Ltd.	152,854	6,012,625
Samsung Electronics Co., Ltd. GDR (e)	756	594,972
SK Hynix, Inc.	86,666	5,665,243
Other Securities		20,395,184
		41,906,211
TAIWAN – 12.9%
Chunghwa Telecom Co., Ltd.	428,540	1,522,530
Far EasTone Telecommunications Co., Ltd.	586,449	1,413,772
First Financial Holding Co., Ltd.	2,255,552	1,544,172
Hon Hai Precision Industry Co., Ltd.	778,730	1,857,097
Largan Precision Co., Ltd.	12,000	1,791,016
President Chain Store Corp.	137,000	1,349,086
Taiwan Cooperative Financial Holding Co., Ltd.	2,529,859	1,600,631
Taiwan Mobile Co., Ltd.	541,542	1,959,148
Taiwan Semiconductor Manufacturing Co., Ltd.	1,030,495	8,208,385
Other Securities		16,011,441
		37,257,278
THAILAND – 3.7%
Other Securities		10,674,201
TURKEY – 0.5%
Other Securities		1,554,249
UNITED ARAB EMIRATES – 1.3%
Emirates Telecommunications Group Co. PJSC	318,581	1,448,450
Other Securities		2,250,942
		3,699,392
TOTAL COMMON STOCKS (Cost $267,806,597)		286,702,391
PREFERRED STOCKS - 0.0% (d)
SOUTH KOREA – 0.0% (d)
Other Security (cost: $4,321)		4,264
RIGHTS — 0.0% (d)
CHINA – 0.0% (d)
Other Security		1,930
Security Description	Shares	Value
INDIA – 0.0% (d)
Other Security		$ 15,726
TOTAL RIGHTS (Cost $34,171)		17,656
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares Class G Shares 2.43% (f)(g)	541,935	541,935
State Street Navigator Securities Lending Government Money Market Portfolio (f)(h)	4,218,140	4,218,140
TOTAL SHORT-TERM INVESTMENTS (Cost $4,760,075)		4,760,075
TOTAL INVESTMENTS - 101.2% (Cost $272,605,164)		291,484,386
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(3,366,578)
NET ASSETS - 100.0%		$ 288,117,808
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $1,323, representing 0.0% of the Fund's net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2019.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.
76

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$278,218,130	$8,482,938	$1,323	$286,702,391
Preferred Stocks	—	4,264	—	4,264
Rights	—	17,656	—	17,656
Short-Term Investments	4,760,075	—	—	4,760,075
TOTAL INVESTMENTS	$282,978,205	$8,504,858	$1,323	$291,484,386
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	325,185	$ 325,185	$ 8,849,488	$ 8,632,738	$—	$—	541,935	$ 541,935	$ 4,284	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,508,511	2,508,511	12,496,938	10,787,309	—	—	4,218,140	4,218,140	18,741	—
Total		$2,833,696	$21,346,426	$19,420,047	$—	$—		$4,760,075	$23,025	$—
See accompanying notes to financial statements.
77

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.4%
AIR FREIGHT & LOGISTICS — 2.9%
Deutsche Post AG	7,423	$ 241,712
AIRLINES — 1.0%
Deutsche Lufthansa AG	3,590	78,867
AUTO COMPONENTS — 1.6%
Continental AG	816	122,960
Schaeffler AG Preference Shares	1,277	10,393
		133,353
AUTOMOBILES — 11.5%
Bayerische Motoren Werke AG	2,407	185,811
Bayerische Motoren Werke AG Preference Shares	424	27,899
Daimler AG	6,886	403,994
Porsche Automobil Holding SE Preference Shares	1,155	72,548
Volkswagen AG	242	39,428
Volkswagen AG Preference Shares	1,383	217,903
		947,583
BANKS — 0.7%
Commerzbank AG (a)	7,515	58,224
CAPITAL MARKETS — 3.5%
Deutsche Bank AG	14,197	115,732
Deutsche Boerse AG	1,365	175,187
		290,919
CHEMICALS — 7.4%
BASF SE	6,939	510,574
Covestro AG (b)	1,146	63,078
Evonik Industries AG	1,258	34,297
		607,949
CONSTRUCTION & ENGINEERING — 0.2%
HOCHTIEF AG	136	19,699
CONSTRUCTION MATERIALS — 1.0%
HeidelbergCement AG	1,114	80,255
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.2%
Deutsche Telekom AG	24,502	407,041
Telefonica Deutschland Holding AG	5,780	18,166
		425,207
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Siemens Healthineers AG (b)	1,134	47,303
HEALTH CARE PROVIDERS & SERVICES — 3.7%
Fresenius Medical Care AG & Co. KGaA	1,613	130,222
Fresenius SE & Co. KGaA	3,101	173,262
		303,484
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 2.5%
Henkel AG & Co. KGaA Preference Shares	1,319	$ 134,775
Henkel AG & Co. KGaA	764	72,703
		207,478
INDUSTRIAL CONGLOMERATES — 8.0%
Siemens AG	6,095	656,591
INSURANCE — 12.9%
Allianz SE	3,197	711,776
Hannover Rueck SE	453	65,107
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,129	267,484
Talanx AG (a)	406	15,664
		1,060,031
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Zalando SE (a) (b)	961	37,497
IT SERVICES — 1.3%
Wirecard AG	869	108,992
MACHINERY — 0.4%
Knorr-Bremse AG (a)	301	29,921
MEDIA — 0.2%
RTL Group SA	278	15,202
METALS & MINING — 0.6%
ThyssenKrupp AG	3,713	51,051
MULTI-UTILITIES — 4.1%
E.ON SE	16,233	180,668
Innogy SE (a)	979	41,937
RWE AG	3,811	102,273
RWE AG Preference Shares	286	7,627
		332,505
PERSONAL PRODUCTS — 0.9%
Beiersdorf AG	741	77,163
PHARMACEUTICALS — 6.9%
Bayer AG	7,046	455,708
Merck KGaA	977	111,513
		567,221
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.1%
Deutsche Wohnen SE	2,701	131,109
Vonovia SE	3,916	203,233
		334,342
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Infineon Technologies AG	8,104	160,926
SOFTWARE — 10.6%
SAP SE	7,561	874,456

See accompanying notes to financial statements.
78

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 4.1%
adidas AG	1,389	$ 337,818
TOTAL COMMON STOCKS (Cost $9,232,814)		8,085,749

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e) (Cost $1,788)	1,788	1,788
TOTAL INVESTMENTS — 98.4% (Cost $9,234,602)		8,087,537
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		134,005
NET ASSETS — 100.0%		$ 8,221,542

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,085,749	$—	$—	$8,085,749
Short-Term Investment	1,788	—	—	1,788
TOTAL INVESTMENTS	$8,087,537	$—	$—	$8,087,537
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,254	$6,254	$16,030	$20,496	$—	$—	1,788	$1,788	$26	$—
See accompanying notes to financial statements.
79

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AIR FREIGHT & LOGISTICS — 0.4%
SG Holdings Co., Ltd.	300	$ 8,741
Yamato Holdings Co., Ltd.	800	20,664
		29,405
AIRLINES — 0.7%
ANA Holdings, Inc.	600	22,003
Japan Airlines Co., Ltd.	700	24,658
		46,661
AUTO COMPONENTS — 2.6%
Aisin Seiki Co., Ltd. (a)	400	14,293
Bridgestone Corp.	1,200	46,250
Denso Corp.	1,000	39,003
Koito Manufacturing Co., Ltd.	300	16,994
NGK Spark Plug Co., Ltd.	400	7,423
NOK Corp. (a)	200	3,113
Stanley Electric Co., Ltd. (a)	300	8,063
Sumitomo Electric Industries, Ltd.	1,600	21,228
Sumitomo Rubber Industries, Ltd. (a)	300	3,599
Toyoda Gosei Co., Ltd. (a)	200	4,235
Toyota Boshoku Corp.	200	3,027
Toyota Industries Corp.	300	15,043
Yokohama Rubber Co., Ltd.	300	5,573
		187,844
AUTOMOBILES — 7.5%
Honda Motor Co., Ltd.	3,500	94,706
Isuzu Motors, Ltd.	1,200	15,764
Mazda Motor Corp. (a)	1,300	14,546
Mitsubishi Motors Corp. (a)	1,400	7,437
Nissan Motor Co., Ltd. (a)	5,100	41,847
Subaru Corp.	1,300	29,627
Suzuki Motor Corp.	800	35,401
Toyota Motor Corp.	5,000	293,039
Yamaha Motor Co., Ltd.	600	11,768
		544,135
BANKS — 5.3%
Aozora Bank, Ltd.	300	7,416
Chiba Bank, Ltd.	1,600	8,688
Concordia Financial Group, Ltd. (a)	2,400	9,259
Fukuoka Financial Group, Inc.	400	8,875
Mebuki Financial Group, Inc.	2,400	6,136
Mitsubishi UFJ Financial Group, Inc.	24,500	121,742
Mizuho Financial Group, Inc.	49,000	75,834
Resona Holdings, Inc.	4,800	20,803
Seven Bank, Ltd.	1,300	3,840
Shizuoka Bank, Ltd.	1,000	7,616
Sumitomo Mitsui Financial Group, Inc.	2,500	87,546
Sumitomo Mitsui Trust Holdings, Inc.	600	21,553
		379,308
BEVERAGES — 1.4%
Asahi Group Holdings, Ltd.	900	40,087
Security Description	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc.	200	$ 5,079
Ito En, Ltd.	100	5,195
Kirin Holdings Co., Ltd.	1,800	42,973
Suntory Beverage & Food, Ltd.	200	9,396
		102,730
BIOTECHNOLOGY — 0.1%
PeptiDream, Inc. (b)	100	4,906
BUILDING PRODUCTS — 1.4%
AGC, Inc.	400	14,022
Daikin Industries, Ltd.	600	70,308
LIXIL Group Corp.	500	6,676
TOTO, Ltd.	300	12,725
		103,731
CAPITAL MARKETS — 1.0%
Daiwa Securities Group, Inc.	3,500	17,044
Japan Exchange Group, Inc.	1,200	21,390
Nomura Holdings, Inc.	7,200	26,033
SBI Holdings, Inc. (a)	400	8,912
		73,379
CHEMICALS — 4.2%
Air Water, Inc.	400	5,797
Asahi Kasei Corp.	2,800	28,889
Daicel Corp.	600	6,516
DIC Corp.	200	5,845
Hitachi Chemical Co., Ltd. (a)	200	4,431
JSR Corp.	400	6,201
Kansai Paint Co., Ltd.	400	7,629
Kuraray Co., Ltd.	800	10,177
Mitsubishi Chemical Holdings Corp.	3,000	21,125
Mitsubishi Gas Chemical Co., Inc.	400	5,706
Mitsui Chemicals, Inc.	600	14,479
Nippon Paint Holdings Co., Ltd.	300	11,790
Nissan Chemical Corp.	200	9,161
Nitto Denko Corp.	400	21,015
Shin-Etsu Chemical Co., Ltd.	900	75,457
Showa Denko KK	300	10,544
Sumitomo Chemical Co., Ltd. (a)	3,600	16,750
Taiyo Nippon Sanso Corp.	400	6,093
Teijin, Ltd.	400	6,599
Toray Industries, Inc.	3,200	20,437
Tosoh Corp.	600	9,329
		303,970
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Dai Nippon Printing Co., Ltd.	500	11,957
Park24 Co., Ltd.	300	6,513
Secom Co., Ltd.	500	42,833
Sohgo Security Services Co., Ltd.	100	4,355
Toppan Printing Co., Ltd.	600	9,058
		74,716

See accompanying notes to financial statements.
80

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.9%
JGC Corp.	500	$ 6,645
Kajima Corp.	1,000	14,763
Obayashi Corp.	1,400	14,090
Shimizu Corp.	1,300	11,299
Taisei Corp.	400	18,575
		65,372
CONSTRUCTION MATERIALS — 0.2%
Taiheiyo Cement Corp.	400	13,335
CONSUMER FINANCE — 0.2%
Acom Co., Ltd. (a)	700	2,498
AEON Financial Service Co., Ltd.	300	6,107
Credit Saison Co., Ltd. (a)	400	5,283
		13,888
CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	400	8,193
DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	200	5,195
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,100	5,605
ORIX Corp.	2,700	38,774
Tokyo Century Corp.	100	4,350
		48,729
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
Nippon Telegraph & Telephone Corp.	2,400	101,976
ELECTRIC UTILITIES — 1.4%
Chubu Electric Power Co., Inc.	1,500	23,425
Chugoku Electric Power Co., Inc. (a)	700	8,734
Kansai Electric Power Co., Inc.	1,600	23,591
Kyushu Electric Power Co., Inc. (a)	900	10,627
Tohoku Electric Power Co., Inc.	1,100	14,033
Tokyo Electric Power Co. Holdings, Inc. (b)	3,100	19,605
		100,015
ELECTRICAL EQUIPMENT — 1.9%
Fuji Electric Co., Ltd.	200	5,674
Mabuchi Motor Co., Ltd.	100	3,478
Mitsubishi Electric Corp.	4,200	53,977
Nidec Corp.	600	76,027
		139,156
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.7%
Alps Alpine Co., Ltd.	400	8,348
Security Description	Shares	Value
Hamamatsu Photonics KK	300	$ 11,601
Hirose Electric Co., Ltd.	5	525
Hitachi High-Technologies Corp.	200	8,194
Hitachi, Ltd.	2,000	64,778
Keyence Corp.	200	124,624
Kyocera Corp.	700	41,108
Murata Manufacturing Co., Ltd.	1,500	74,698
Omron Corp. (a)	400	18,720
Shimadzu Corp.	600	17,347
TDK Corp.	200	15,666
Yaskawa Electric Corp.	500	15,698
Yokogawa Electric Corp.	600	12,419
		413,726
ENTERTAINMENT — 1.4%
DeNA Co., Ltd. (a)	300	4,518
Konami Holdings Corp.	200	8,682
Nexon Co., Ltd. (b)	900	14,099
Nintendo Co., Ltd.	200	57,027
Square Enix Holdings Co., Ltd.	200	7,011
Toho Co., Ltd.	300	12,048
		103,385
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.9%
Daiwa House REIT Investment Corp.	3	6,659
GLP J-REIT	7	7,507
Japan Retail Fund Investment Corp. REIT	5	10,060
Nippon Prologis REIT, Inc.	4	8,522
Nomura Real Estate Master Fund, Inc. REIT	8	11,796
Orix JREIT, Inc. REIT	5	8,587
United Urban Investment Corp. REIT	5	7,901
		61,032
FOOD & STAPLES RETAILING — 1.7%
Aeon Co., Ltd. (a)	1,400	29,300
FamilyMart UNY Holdings Co., Ltd. (a)	400	10,195
Lawson, Inc.	100	5,547
Matsumotokiyoshi Holdings Co., Ltd.	100	3,329
Seven & i Holdings Co., Ltd.	1,600	60,366
Sundrug Co., Ltd.	200	5,511
Tsuruha Holdings, Inc.	100	8,131
Welcia Holdings Co., Ltd.	100	3,393
		125,772
FOOD PRODUCTS — 1.8%
Ajinomoto Co., Inc.	1,100	17,581
Calbee, Inc.	100	2,694
Ezaki Glico Co., Ltd.	100	5,258
Kewpie Corp.	200	4,797
Kikkoman Corp.	400	19,623
MEIJI Holdings Co., Ltd.	200	16,244
NH Foods, Ltd.	200	7,201

See accompanying notes to financial statements.
81

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Nichirei Corp.	200	$ 4,929
Nisshin Seifun Group, Inc.	500	11,474
Nissin Foods Holdings Co., Ltd.	100	6,866
Toyo Suisan Kaisha, Ltd.	200	7,616
Yakult Honsha Co., Ltd.	300	20,979
Yamazaki Baking Co., Ltd.	300	4,868
		130,130
GAS UTILITIES — 0.7%
Osaka Gas Co., Ltd.	800	15,785
Toho Gas Co., Ltd.	300	13,471
Tokyo Gas Co., Ltd.	800	21,636
		50,892
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Asahi Intecc Co., Ltd.	200	9,396
Hoya Corp.	800	52,827
Olympus Corp.	2,800	30,407
Sysmex Corp.	300	18,133
Terumo Corp.	1,400	42,752
		153,515
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Alfresa Holdings Corp.	400	11,384
Medipal Holdings Corp.	400	9,504
Suzuken Co., Ltd.	200	11,582
		32,470
HEALTH CARE TECHNOLOGY — 0.2%
M3, Inc.	900	15,100
HOTELS, RESTAURANTS & LEISURE — 0.8%
McDonald's Holdings Co. Japan, Ltd.	200	9,252
Oriental Land Co., Ltd.	400	45,426
		54,678
HOUSEHOLD DURABLES — 3.1%
Casio Computer Co., Ltd. (a)	400	5,222
Haseko Corp.	600	7,546
Iida Group Holdings Co., Ltd.	300	5,434
Nikon Corp. (a)	800	11,283
Panasonic Corp.	4,700	40,518
Sekisui Chemical Co., Ltd.	900	14,465
Sekisui House, Ltd.	1,300	21,517
Sharp Corp.	400	4,402
Sony Corp.	2,700	113,308
		223,695
HOUSEHOLD PRODUCTS — 0.6%
Lion Corp.	100	2,105
Pigeon Corp.	300	12,265
Unicharm Corp.	900	29,784
		44,154
Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Electric Power Development Co., Ltd.	300	$ 7,307
INDUSTRIAL CONGLOMERATES — 0.8%
Keihan Holdings Co., Ltd.	400	16,823
Toshiba Corp.	1,300	41,401
		58,224
INSURANCE — 3.0%
Dai-ichi Life Holdings, Inc.	2,300	31,959
Japan Post Holdings Co., Ltd.	3,000	35,127
Japan Post Insurance Co., Ltd.	200	4,328
MS&AD Insurance Group Holdings, Inc.	1,100	33,491
Sompo Holdings, Inc.	700	25,917
Sony Financial Holdings, Inc.	400	7,546
T&D Holdings, Inc. (a)	1,200	12,619
Tokio Marine Holdings, Inc.	1,400	67,821
		218,808
INTERNET & CATALOG RETAIL — 0.3%
Rakuten, Inc.	1,700	16,096
ZOZO, Inc. (a)	400	7,539
		23,635
INTERACTIVE MEDIA & SERVICES — 0.4%
Kakaku.com, Inc.	300	5,765
LINE Corp. (b)	100	3,528
Mixi, Inc.	100	2,311
Yahoo! Japan Corp. (a)	5,700	13,956
		25,560
IT SERVICES — 1.3%
Fujitsu, Ltd.	400	28,860
Itochu Techno-Solutions Corp.	200	4,667
Nomura Research Institute, Ltd.	200	9,089
NTT Data Corp.	1,400	15,444
Obic Co., Ltd.	200	20,165
Otsuka Corp.	200	7,472
SCSK Corp.	100	4,459
		90,156
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Bandai Namco Holdings, Inc.	400	18,756
Sega Sammy Holdings, Inc. (a)	300	3,540
Shimano, Inc.	100	16,262
Yamaha Corp.	300	14,988
		53,546
MACHINERY — 5.0%
Amada Holdings Co., Ltd.	1,100	10,882
Daifuku Co., Ltd.	300	15,612
Ebara Corp.	200	5,638

See accompanying notes to financial statements.
82

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
FANUC Corp.	400	$ 68,230
Hino Motors, Ltd.	500	4,210
Hitachi Construction Machinery Co., Ltd. (a)	200	5,307
Hoshizaki Corp.	100	6,198
IHI Corp.	400	9,609
JTEKT Corp.	500	6,153
Kawasaki Heavy Industries, Ltd.	400	9,866
Komatsu, Ltd. (a)	2,000	46,447
Kubota Corp.	2,600	37,572
Makita Corp.	500	17,414
MINEBEA MITSUMI, Inc.	900	13,522
MISUMI Group, Inc. (a)	600	14,918
Mitsubishi Heavy Industries, Ltd.	300	12,462
Nabtesco Corp.	300	8,741
NGK Insulators, Ltd.	600	8,717
NSK, Ltd.	1,000	9,369
SMC Corp.	100	37,521
Sumitomo Heavy Industries, Ltd.	300	9,717
THK Co., Ltd.	200	4,940
		363,045
MARINE — 0.2%
Mitsui OSK Lines, Ltd.	400	8,605
Nippon Yusen KK	600	8,792
		17,397
MEDIA — 0.6%
CyberAgent, Inc. (a)	200	8,158
Dentsu, Inc.	400	16,895
Fuji Media Holdings, Inc.	300	4,142
Hakuhodo DY Holdings, Inc.	400	6,425
Nippon Television Holdings, Inc.	300	4,499
Tokyo Broadcasting System Holdings, Inc.	200	3,661
		43,780
METALS & MINING — 1.0%
Hitachi Metals, Ltd.	500	5,809
JFE Holdings, Inc.	1,100	18,669
Kobe Steel, Ltd.	700	5,255
Mitsubishi Materials Corp.	300	7,920
Nippon Steel & Sumitomo Metal Corp.	1,800	31,777
		69,430
MULTILINE RETAIL — 1.1%
Isetan Mitsukoshi Holdings, Ltd. (a)	800	8,088
Izumi Co., Ltd.	100	4,662
J Front Retailing Co., Ltd.	600	7,139
Marui Group Co., Ltd. (a)	500	10,096
Pan Pacific International Holdings Corp.	300	19,867
Ryohin Keikaku Co., Ltd.	100	25,333
Seria Co., Ltd.	100	3,447
Takashimaya Co., Ltd.	300	3,995
		82,627
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.9%
Idemitsu Kosan Co., Ltd.	300	$ 10,042
Inpex Corp.	2,000	19,072
JXTG Holdings, Inc.	7,100	32,490
Showa Shell Sekiyu KK (c)	400	5,490
		67,094
PAPER & FOREST PRODUCTS — 0.2%
Oji Holdings Corp.	2,100	13,034
PERSONAL PRODUCTS — 2.1%
Kao Corp.	1,000	78,764
Kobayashi Pharmaceutical Co., Ltd.	100	8,438
Pola Orbis Holdings, Inc.	200	6,379
Shiseido Co., Ltd.	800	57,728
		151,309
PHARMACEUTICALS — 5.7%
Astellas Pharma, Inc.	4,000	59,936
Chugai Pharmaceutical Co., Ltd.	500	34,377
Daiichi Sankyo Co., Ltd.	1,300	59,900
Eisai Co., Ltd. (a)	500	28,066
Hisamitsu Pharmaceutical Co., Inc. (a)	200	9,197
Kyowa Hakko Kirin Co., Ltd.	600	13,064
Mitsubishi Tanabe Pharma Corp.	500	6,681
Nippon Shinyaku Co., Ltd.	200	14,564
Ono Pharmaceutical Co., Ltd.	800	15,677
Otsuka Holdings Co., Ltd.	900	35,363
Santen Pharmaceutical Co., Ltd.	800	11,918
Shionogi & Co., Ltd.	600	37,143
Sumitomo Dainippon Pharma Co., Ltd.	400	9,891
Taisho Pharmaceutical Holdings Co., Ltd.	100	9,532
Takeda Pharmaceutical Co., Ltd.	1,600	65,353
		410,662
PROFESSIONAL SERVICES — 1.2%
Nihon M&A Center, Inc. (a)	300	8,213
Recruit Holdings Co., Ltd.	2,500	71,396
Temp Holdings Co., Ltd.	300	4,857
		84,466
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.0%
Aeon Mall Co., Ltd.	200	3,289
Daito Trust Construction Co., Ltd.	200	27,881
Daiwa House Industry Co., Ltd.	1,300	41,331
Hulic Co., Ltd.	800	7,849
Mitsubishi Estate Co., Ltd.	2,700	48,921
Mitsui Fudosan Co., Ltd.	1,900	47,764
Nomura Real Estate Holdings, Inc.	200	3,840
Sumitomo Realty & Development Co., Ltd.	700	29,003

See accompanying notes to financial statements.
83

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Tokyu Fudosan Holdings Corp.	1,100	$ 6,579
		216,457
ROAD & RAIL — 5.0%
Central Japan Railway Co.	300	69,684
East Japan Railway Co.	800	77,192
Hankyu Hanshin Holdings, Inc.	500	18,747
Keikyu Corp.	500	8,484
Keio Corp.	300	19,379
Keisei Electric Railway Co., Ltd.	300	10,896
Kintetsu Group Holdings Co., Ltd.	600	27,971
Kyushu Railway Co.	400	13,154
Nagoya Railroad Co., Ltd.	400	11,077
Nippon Express Co., Ltd.	200	11,131
Odakyu Electric Railway Co., Ltd.	800	19,392
Seibu Holdings, Inc.	500	8,750
Tobu Railway Co., Ltd.	500	14,433
Tokyu Corp.	1,300	22,703
West Japan Railway Co.	400	30,136
		363,129
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Advantest Corp.	400	9,298
Renesas Electronics Corp. (b)	1,700	7,864
Rohm Co., Ltd.	200	12,468
SCREEN Holdings Co., Ltd.	100	4,029
SUMCO Corp.	500	5,561
Tokyo Electron, Ltd. (a)	400	57,822
		97,042
SOFTWARE — 0.2%
Trend Micro, Inc.	300	14,609
SPECIALTY RETAIL — 1.3%
Fast Retailing Co., Ltd.	100	47,007
Hikari Tsushin, Inc.	100	18,946
Nitori Holdings Co., Ltd.	100	12,919
USS Co., Ltd.	500	9,279
Yamada Denki Co., Ltd. (a)	1,400	6,906
		95,057
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Brother Industries, Ltd.	500	9,252
Canon, Inc.	2,200	63,862
FUJIFILM Holdings Corp.	800	36,384
Konica Minolta, Inc. (a)	1,100	10,823
NEC Corp.	100	3,383
Ricoh Co., Ltd. (a)	1,500	15,680
Seiko Epson Corp. (a)	600	9,188
		148,572
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Asics Corp. (a)	400	5,367
Security Description	Shares	Value
TOBACCO — 0.8%
Japan Tobacco, Inc.	2,400	$ 59,520
TRADING COMPANIES & DISTRIBUTORS — 3.8%
ITOCHU Corp. (a)	3,200	57,894
Marubeni Corp.	3,600	24,881
Mitsubishi Corp.	2,900	80,540
Mitsui & Co., Ltd.	3,500	54,341
MonotaRO Co., Ltd. (a)	200	4,447
Sojitz Corp.	2,400	8,457
Sumitomo Corp.	2,400	33,197
Toyota Tsusho Corp.	400	13,028
		276,785
WIRELESS TELECOMMUNICATION SERVICES — 4.3%
KDDI Corp.	3,600	77,572
NTT DOCOMO, Inc.	2,500	55,371
SoftBank Group Corp.	1,800	174,739
		307,682
TOTAL COMMON STOCKS (Cost $8,159,616)		7,119,493

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e)	2,083	2,083
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	134,295	134,295
TOTAL SHORT-TERM INVESTMENTS (Cost $136,378)		136,378
TOTAL INVESTMENTS — 100.4% (Cost $8,295,994)		7,255,871
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(28,429)
NET ASSETS — 100.0%		$ 7,227,442
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $5,490 representing 0.1% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
84

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,114,003	$5,490	$—	$7,119,493
Short-Term Investments	136,378	—	—	136,378
TOTAL INVESTMENTS	$7,250,381	$5,490	$—	$7,255,871
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,721	$ 3,721	$281,427	$ 283,065	$—	$—	2,083	$ 2,083	$178	$—
State Street Navigator Securities Lending Government Money Market Portfolio	652,778	652,778	685,083	1,203,566	—	—	134,295	134,295	303	—
Total		$656,499	$966,510	$1,486,631	$—	$—		$136,378	$481	$—
See accompanying notes to financial statements.
85

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 1.8%
BAE Systems PLC	13,702	$ 86,130
Rolls-Royce Holdings PLC	8,150	95,918
		182,048
AIR FREIGHT & LOGISTICS — 0.1%
Royal Mail PLC	3,851	11,958
AIRLINES — 0.6%
easyJet PLC	1,139	16,585
International Consolidated Airlines Group SA	6,618	44,153
		60,738
AUTOMOBILES — 0.7%
Fiat Chrysler Automobiles NV (a)	4,656	69,386
BANKS — 12.6%
Barclays PLC	73,637	148,420
HSBC Holdings PLC	86,569	703,106
Lloyds Banking Group PLC	307,543	249,022
Royal Bank of Scotland Group PLC	19,518	62,819
Standard Chartered PLC	14,249	109,788
		1,273,155
BEVERAGES — 4.7%
Coca-Cola European Partners PLC (a)	950	49,153
Diageo PLC	10,447	427,175
		476,328
CAPITAL MARKETS — 2.4%
3i Group PLC	4,145	53,190
Hargreaves Lansdown PLC	1,157	28,095
Investec PLC	2,819	16,247
London Stock Exchange Group PLC	1,492	92,367
Schroders PLC (b)	545	19,189
Schroders PLC (b)	211	5,897
St James's Place PLC	2,273	30,448
		245,433
CHEMICALS — 0.7%
Croda International PLC	556	36,500
Johnson Matthey PLC	823	33,695
		70,195
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Babcock International Group PLC	2,180	14,019
G4S PLC	6,713	16,051
Rentokil Initial PLC	7,961	36,650
		66,720
CONTAINERS & PACKAGING — 0.2%
DS Smith PLC	5,648	24,721
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Standard Life Aberdeen PLC	10,041	$ 34,535
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
BT Group PLC	36,472	105,957
ELECTRIC UTILITIES — 0.7%
SSE PLC	4,394	67,963
ELECTRICAL EQUIPMENT — 0.7%
Melrose Industries PLC	20,714	49,435
nVent Electric PLC	700	18,886
		68,321
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Halma PLC	1,635	35,622
ENERGY EQUIPMENT & SERVICES — 0.6%
Subsea 7 SA	1,114	13,803
TechnipFMC PLC	1,800	42,336
		56,139
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
British Land Co. PLC REIT	4,114	31,575
Hammerson PLC REIT	3,170	13,871
Land Securities Group PLC REIT	2,998	35,682
Segro PLC REIT	4,282	37,573
		118,701
FOOD & STAPLES RETAILING — 1.8%
J Sainsbury PLC	8,909	27,362
Tesco PLC	41,800	126,419
Wm Morrison Supermarkets PLC	9,947	29,494
		183,275
FOOD PRODUCTS — 0.5%
Associated British Foods PLC	1,546	49,134
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
ConvaTec Group PLC (c)	6,598	12,170
Smith & Nephew PLC	3,752	74,460
		86,630
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Mediclinic International PLC	1,663	6,605
NMC Health PLC	511	15,208
		21,813
HOTELS, RESTAURANTS & LEISURE — 3.0%
Carnival PLC	712	34,931

See accompanying notes to financial statements.
86

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Compass Group PLC	6,809	$ 160,104
InterContinental Hotels Group PLC	733	44,079
Merlin Entertainments PLC (c)	3,051	13,648
Whitbread PLC	789	52,207
		304,969
HOUSEHOLD DURABLES — 1.3%
Barratt Developments PLC	4,379	34,191
Berkeley Group Holdings PLC	525	25,236
Persimmon PLC	1,358	38,399
Taylor Wimpey PLC	14,165	32,384
		130,210
HOUSEHOLD PRODUCTS — 2.5%
Reckitt Benckiser Group PLC	3,052	253,806
INDUSTRIAL CONGLOMERATES — 0.7%
DCC PLC	403	34,842
Smiths Group PLC	1,714	32,050
		66,892
INSURANCE — 4.8%
Admiral Group PLC	947	26,777
Aviva PLC	16,739	89,952
Direct Line Insurance Group PLC	5,945	27,346
Legal & General Group PLC	25,566	91,713
Prudential PLC	11,192	224,225
RSA Insurance Group PLC	4,369	28,909
		488,922
INTERACTIVE MEDIA & SERVICES — 0.3%
Auto Trader Group PLC (c)	3,878	26,358
INTERNET & DIRECT MARKETING RETAIL — 0.1%
ASOS PLC (a) (d)	222	9,257
MACHINERY — 1.0%
CNH Industrial NV	4,129	42,023
Pentair PLC	750	33,383
Weir Group PLC	1,122	22,778
		98,184
MEDIA — 2.4%
Informa PLC	5,409	52,453
ITV PLC	15,666	25,946
Liberty Global PLC Class A (a)	710	17,693
Liberty Global PLC Class C (a)	2,150	52,051
Pearson PLC	3,305	36,012
WPP PLC	5,192	54,854
		239,009
METALS & MINING — 6.7%
Anglo American PLC (d)	5,555	148,642
Antofagasta PLC	1,497	18,843
BHP Group PLC	8,878	213,855
Security Description	Shares	Value
Evraz PLC	1,447	$ 11,698
Fresnillo PLC	798	9,055
Rio Tinto PLC	4,728	274,834
		676,927
MULTI-UTILITIES — 2.0%
Centrica PLC	24,479	36,427
National Grid PLC	14,732	163,324
		199,751
MULTILINE RETAIL — 0.7%
Marks & Spencer Group PLC	7,032	25,556
Next PLC	565	41,081
		66,637
OIL, GAS & CONSUMABLE FUELS — 14.8%
BP PLC	88,516	644,179
Royal Dutch Shell PLC Class A	10,626	334,178
Royal Dutch Shell PLC Class B	16,125	510,164
		1,488,521
PAPER & FOREST PRODUCTS — 0.3%
Mondi PLC	1,589	35,158
PERSONAL PRODUCTS — 2.7%
Unilever PLC	4,755	272,314
PHARMACEUTICALS — 8.9%
AstraZeneca PLC	5,477	437,843
GlaxoSmithKline PLC	21,453	446,375
Hikma Pharmaceuticals PLC	596	13,913
		898,131
PROFESSIONAL SERVICES — 3.3%
Experian PLC	3,896	105,544
Intertek Group PLC	696	44,049
RELX PLC	8,480	181,384
		330,977
SOFTWARE — 0.9%
Micro Focus International PLC	1,788	46,515
Sage Group PLC	4,457	40,724
		87,239
SPECIALTY RETAIL — 0.4%
JD Sports Fashion PLC	1,754	11,487
Kingfisher PLC	9,226	28,228
		39,715
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Burberry Group PLC	1,777	45,257
TOBACCO — 5.5%
British American Tobacco PLC	9,913	412,573
Imperial Brands PLC	4,113	140,659
		553,232

See accompanying notes to financial statements.
87

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Ashtead Group PLC	2,043	$ 49,316
Bunzl PLC	1,451	47,873
		97,189
WATER UTILITIES — 0.6%
Severn Trent PLC	1,025	26,392
United Utilities Group PLC	2,951	31,316
		57,708
WIRELESS TELECOMMUNICATION SERVICES — 2.1%
Vodafone Group PLC	115,501	210,404
TOTAL COMMON STOCKS (Cost $10,718,873)		9,985,539

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (e) (f)	2,337	2,337
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	8,736	8,736
TOTAL SHORT-TERM INVESTMENTS (Cost $11,073)		11,073
TOTAL INVESTMENTS — 99.2% (Cost $10,729,946)		9,996,612
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		82,506
NET ASSETS — 100.0%		$ 10,079,118

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at March 31, 2019.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2019.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,985,539	$—	$—	$9,985,539
Short-Term Investments	11,073	—	—	11,073
TOTAL INVESTMENTS	$9,996,612	$—	$—	$9,996,612
See accompanying notes to financial statements.
88

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,148	$19,148	$ 244,559	$ 261,370	$—	$—	2,337	$ 2,337	$156	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	3,155,420	3,146,684	—	—	8,736	8,736	230	—
Total		$19,148	$3,399,979	$3,408,054	$—	$—		$11,073	$386	$—
See accompanying notes to financial statements.
89

SPDR MSCI WORLD STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.0%
AUSTRALIA – 1.4%
Other Securities		$ 224,321
AUSTRIA – 0.1%
Other Securities		11,773
BELGIUM – 0.4%
Other Securities		59,738
BERMUDA – 0.3%
Other Securities		47,801
CANADA – 3.1%
Other Securities		485,183
CHINA – 0.1%
Other Securities		12,503
DENMARK – 1.0%
Novo Nordisk A/S Class B	1,293	67,755
Other Securities		83,268
		151,023
FINLAND – 0.4%
Other Securities		69,393
FRANCE – 2.7%
Other Securities		409,873
GERMANY – 2.0%
Other Securities		312,181
HONG KONG – 2.0%
Other Securities		306,166
IRELAND – 0.9%
Accenture PLC Class A	565	99,451
Other Securities		44,136
		143,587
ISRAEL – 0.3%
Other Securities		51,966
ITALY – 0.7%
Other Securities		101,292
JAPAN – 9.7%
NTT DOCOMO, Inc.	2,568	56,877
Other Securities		1,435,597
		1,492,474
LUXEMBOURG – 0.1%
Other Securities		10,054
MEXICO – 0.0% (a)
Other Security		113
NETHERLANDS – 1.1%
Other Securities		165,260
NEW ZEALAND – 0.1%
Other Securities		21,343
NORWAY – 0.1%
Other Securities		12,122
Security Description	Shares	Value
PORTUGAL – 0.0% (a)
Other Securities		$ 7,264
SINGAPORE – 0.7%
Other Securities		104,670
SOUTH AFRICA – 0.0% (a)
Other Security		790
SPAIN – 0.8%
Other Securities		123,241
SWEDEN – 0.5%
Other Securities		83,434
SWITZERLAND – 4.1%
Nestle SA	812	77,376
Novartis AG	613	58,955
Roche Holding AG	609	167,767
Other Securities		330,151
		634,249
UNITED KINGDOM – 5.9%
AstraZeneca PLC	802	64,114
GlaxoSmithKline PLC	4,728	98,376
Other Securities		745,970
		908,460
UNITED STATES – 60.5%
3M Co.	338	70,230
Adobe, Inc. (b)	241	64,224
Alphabet, Inc. Class A (b)	126	148,288
Alphabet, Inc. Class C (b)	136	159,570
Altria Group, Inc.	1,801	103,431
Amgen, Inc.	395	75,042
Apple, Inc.	1,815	344,759
AT&T, Inc.	2,492	78,149
Automatic Data Processing, Inc.	386	61,660
Berkshire Hathaway, Inc. Class B (b)	275	55,245
Cisco Systems, Inc.	2,871	155,005
Coca-Cola Co.	1,239	58,060
Consolidated Edison, Inc.	737	62,505
Costco Wholesale Corp.	265	64,167
Eli Lilly & Co.	691	89,664
Exxon Mobil Corp.	1,078	87,102
Facebook, Inc. Class A (b)	1,245	207,529
Honeywell International, Inc.	405	64,363
Intel Corp.	2,783	149,447
International Business Machines Corp.	653	92,138
Johnson & Johnson	1,801	251,762
JPMorgan Chase & Co.	619	62,661
Lockheed Martin Corp.	374	112,260
Mastercard, Inc. Class A	613	144,331
McDonald's Corp.	332	63,047
Merck & Co., Inc.	704	58,552
Microsoft Corp.	2,771	326,812
NIKE, Inc. Class B	902	75,957
NVIDIA Corp.	376	67,515
PepsiCo, Inc.	590	72,304
Pfizer, Inc.	1,455	61,794

See accompanying notes to financial statements.
90

SPDR MSCI WORLD STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Procter & Gamble Co.	1,610	$ 167,520
Raytheon Co.	382	69,555
Starbucks Corp.	1,104	82,071
State Street Corp. (c)	40	2,632
Texas Instruments, Inc.	621	65,869
TJX Cos., Inc.	1,818	96,736
Union Pacific Corp.	368	61,530
Verizon Communications, Inc.	1,481	87,572
Visa, Inc. Class A	1,278	199,611
Walmart, Inc.	675	65,833
Walt Disney Co.	943	104,749
Waste Management, Inc.	615	63,905
Other Securities		4,768,521
		9,323,677
TOTAL COMMON STOCKS (Cost $15,231,792)		15,273,951
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares Class G Shares 2.43% (d)(e)	39,497	39,497
State Street Navigator Securities Lending Government Money Market Portfolio (d)(f)	111,477	111,477
TOTAL SHORT-TERM INVESTMENTS (Cost $150,974)		150,974
TOTAL INVESTMENTS - 100.0% (Cost $15,382,766)		15,424,925
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)% (a)		(3,599)
NET ASSETS - 100.0%		$ 15,421,326

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,265,079	$8,872	$—	$15,273,951
Short-Term Investments	150,974	—	—	150,974
TOTAL INVESTMENTS	$15,416,053	$8,872	$—	$15,424,925
See accompanying notes to financial statements.
91

SPDR MSCI WORLD STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	80	$ 6,702	$ —	$ 2,806	$(867)	$(397)	40	$ 2,632	$ 56	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,931	18,931	731,516	710,950	—	—	39,497	39,497	561	—
State Street Navigator Securities Lending Government Money Market Portfolio	298,707	298,707	1,215,443	1,402,673	—	—	111,477	111,477	1,301	—
Total		$324,340	$1,946,959	$2,116,429	$(867)	$(397)		$153,606	$1,918	$—
See accompanying notes to financial statements.
92

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CHINA — 45.3%
21Vianet Group, Inc. ADR (a)	10,907	$ 86,602
3SBio, Inc. (b)(c)	50,000	98,345
500.com, Ltd. Class A, ADR (a)(c)	1,987	27,739
51job, Inc. ADR (a)	3,249	253,032
58.com, Inc. ADR (a)	8,074	530,300
AAC Technologies Holdings, Inc.	95,000	562,137
Agile Group Holdings, Ltd.	493,598	798,565
Agricultural Bank of China, Ltd. Class H	3,252,000	1,499,658
Air China, Ltd. Class H	469,414	577,652
Alibaba Group Holding, Ltd. ADR (a)	163,073	29,752,669
Aluminum Corp. of China, Ltd. Class H (a)	832,304	306,417
Angang Steel Co., Ltd. Class H (c)	481,244	351,893
Anhui Conch Cement Co., Ltd. Class H	283,750	1,733,236
Anhui Expressway Co., Ltd. Class H	32,000	21,075
ANTA Sports Products, Ltd.	132,000	897,942
Autohome, Inc. ADR (a)(c)	5,860	616,003
AVIC International Holding HK, Ltd. (a)	914,621	26,448
AviChina Industry & Technology Co., Ltd. Class H	526,000	335,704
BAIC Motor Corp., Ltd. Class H (b)	233,000	152,267
Baidu, Inc. ADR (a)	38,590	6,361,561
Bank of China, Ltd. Class H	10,958,466	4,969,731
Bank of Communications Co., Ltd. Class H	2,992,630	2,451,304
Baozun, Inc. ADR (a)(c)	1,666	69,206
BBMG Corp. Class H (c)	287,000	105,295
BeiGene, Ltd. ADR (a)	5,349	706,068
Beijing Capital International Airport Co., Ltd. Class H	124,000	117,682
Beijing Capital Land, Ltd. Class H	130,000	49,682
Beijing Enterprises Clean Energy Group, Ltd. (a)(c)	2,190,400	36,274
Beijing Enterprises Holdings, Ltd.	92,000	521,532
Beijing Enterprises Water Group, Ltd.	532,000	328,690
Bitauto Holdings, Ltd. ADR (a)	3,045	48,476
Boyaa Interactive International, Ltd. (a)(c)	100,200	20,423
Brilliance China Automotive Holdings, Ltd.	466,000	461,848
BYD Co., Ltd. Class H (c)	109,800	661,602
BYD Electronic International Co., Ltd. (c)	129,500	166,949
C.banner International Holdings, Ltd. (a)	192,000	9,417
CAR, Inc. (a)(c)	209,043	180,284
CGN Power Co., Ltd. Class H (b)	1,532,000	427,401
Security Description	Shares	Value
China Aerospace International Holdings, Ltd.	340,000	$ 24,688
China Agri-Industries Holdings, Ltd.	313,000	107,258
China Animal Healthcare, Ltd. (a)(c)(d)	305,700	—
China Biologic Products Holdings, Inc. (a)(c)	2,284	208,415
China Cinda Asset Management Co., Ltd. Class H	1,308,600	363,410
China CITIC Bank Corp., Ltd. Class H	1,581,341	1,007,230
China Coal Energy Co., Ltd. Class H	776,000	321,276
China Communications Construction Co., Ltd. Class H	704,000	728,219
China Conch Venture Holdings, Ltd.	176,100	630,375
China Construction Bank Corp. Class H	12,656,148	10,850,499
China Dongxiang Group Co., Ltd.	561,000	81,471
China Eastern Airlines Corp., Ltd. Class H	218,000	154,684
China Everbright International, Ltd.	468,000	475,753
China Evergrande Group (c)	510,000	1,695,680
China Fangda Group Co., Ltd. Class B	135,650	74,306
China Galaxy Securities Co., Ltd. Class H	408,600	268,585
China Harmony New Energy Auto Holding, Ltd. (c)	77,500	29,026
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	549,000	—
China Huiyuan Juice Group, Ltd. (a)(c)(d)	157,000	30,300
China International Marine Containers Group Co., Ltd. Class H	98,000	125,341
China Lesso Group Holdings, Ltd.	159,000	102,895
China Life Insurance Co., Ltd. Class H	1,123,708	3,020,432
China Lilang, Ltd.	97,000	109,481
China Literature, Ltd. (a)(b)(c)	12,000	56,179
China Longyuan Power Group Corp., Ltd. Class H	574,000	399,243
China Machinery Engineering Corp. Class H	94,000	47,898
China Medical System Holdings, Ltd.	189,000	183,223
China Mengniu Dairy Co., Ltd.	466,780	1,736,314
China Merchants Bank Co., Ltd. Class H	742,260	3,607,312
China Merchants Port Holdings Co., Ltd.	447,606	953,378
China Minsheng Banking Corp., Ltd. Class H	1,244,720	903,815
China Mobile, Ltd.	766,636	7,812,901

See accompanying notes to financial statements.
93

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
China Molybdenum Co., Ltd. Class H	474,000	$ 198,055
China National Building Material Co., Ltd. Class H	468,000	369,037
China Nuclear Energy Technology Corp., Ltd. (a)	108,000	6,741
China Oilfield Services, Ltd. Class H	334,557	361,409
China Overseas Land & Investment, Ltd.	821,084	3,117,001
China Overseas Property Holdings, Ltd.	287,361	138,007
China Pacific Insurance Group Co., Ltd. Class H	347,000	1,361,486
China Petroleum & Chemical Corp. Class H	3,551,726	2,800,678
China Power International Development, Ltd.	315,000	80,657
China Railway Construction Corp., Ltd. Class H	287,500	376,499
China Railway Group, Ltd. Class H	727,000	663,102
China Resources Beer Holdings Co., Ltd.	347,357	1,462,449
China Resources Gas Group, Ltd.	104,000	490,194
China Resources Medical Holdings Co., Ltd.	78,500	56,400
China Resources Power Holdings Co., Ltd.	376,437	565,858
China Shengmu Organic Milk, Ltd. (a)(b)(c)	357,000	18,191
China Shenhua Energy Co., Ltd. Class H	565,540	1,289,583
China Silver Group, Ltd. (a)	92,000	8,907
China Singyes Solar Technologies Holdings, Ltd.	75,600	9,534
China South City Holdings, Ltd.	460,000	73,835
China Southern Airlines Co., Ltd. Class H	268,000	239,665
China Taiping Insurance Holdings Co., Ltd.	142,941	426,094
China Telecom Corp., Ltd. Class H	2,617,320	1,453,705
China Travel International Investment Hong Kong, Ltd.	304,000	77,453
China Unicom Hong Kong, Ltd.	900,172	1,140,990
China Vanke Co., Ltd. Class H	163,700	688,170
China Yurun Food Group, Ltd. (a)	205,659	48,730
Chinasoft International, Ltd. (c)	224,000	138,396
Chlitina Holding, Ltd.	51,000	487,322
Chong Sing Holdings FinTech Group (a)(c)	2,364,000	19,575
Chongqing Changan Automobile Co., Ltd. Class B	102,000	54,184
Chongqing Rural Commercial Bank Co., Ltd. Class H	232,000	133,881
CIMC-TianDa Holdings Co., Ltd.	434,227	13,718
Security Description	Shares	Value
CITIC Resources Holdings, Ltd. (c)	378,000	$ 35,152
CITIC Securities Co., Ltd. Class H	249,500	581,005
CITIC Telecom International Holdings, Ltd.	231,000	103,877
CITIC, Ltd.	707,000	1,055,553
CNOOC, Ltd.	2,151,249	4,028,479
Cogobuy Group (a)(b)	76,000	27,980
Colour Life Services Group Co., Ltd.	95,000	68,981
Consun Pharmaceutical Group, Ltd.	202,400	148,514
Coolpad Group, Ltd. (a)(d)	437,400	—
COSCO SHIPPING Development Co., Ltd. Class H (a)	1,431,339	187,807
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	691,215	396,240
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	27,000	11,213
COSCO SHIPPING Ports, Ltd.	38,425	41,509
Cosmo Lady China Holdings Co., Ltd. (b)	106,000	30,652
Country Garden Holdings Co., Ltd.	859,333	1,342,101
Country Garden Services Holdings Co., Ltd. (a)	102,865	191,579
CRRC Corp., Ltd. Class H	593,000	559,010
CSG Holding Co., Ltd. Class B	156,100	60,651
CSPC Pharmaceutical Group, Ltd.	496,000	922,503
CT Environmental Group, Ltd. (c)	438,000	18,971
Ctrip.com International, Ltd. ADR (a)	43,880	1,917,117
Datang International Power Generation Co., Ltd. Class H	426,000	113,963
Dazhong Transportation Group Co., Ltd. Class B	112,850	60,713
Dongfang Electric Corp., Ltd. Class H (a)(c)	14,000	11,361
Dongfeng Motor Group Co., Ltd. Class H	568,468	569,196
Fang Holdings, Ltd. ADR (a)	30,908	41,726
Fanhua, Inc. ADR (c)	9,935	260,893
Far East Horizon, Ltd.	178,000	188,659
FIH Mobile, Ltd. (a)(c)	345,000	38,236
First Tractor Co., Ltd. Class H (a)(c)	76,000	19,944
Fufeng Group, Ltd. (c)	131,000	68,755
GDS Holdings, Ltd. ADR (a)(c)	4,329	154,502
Geely Automobile Holdings, Ltd.	695,000	1,328,034
Genscript Biotech Corp. (a)	80,000	151,033
GF Securities Co., Ltd. Class H	125,800	180,769
Golden Eagle Retail Group, Ltd. (c)	106,000	125,580
GOME Retail Holdings, Ltd. (a)(c)	1,799,322	167,327

See accompanying notes to financial statements.
94

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Goodbaby International Holdings, Ltd.	291,000	$ 84,520
Great Wall Motor Co., Ltd. Class H (c)	418,000	313,635
Greentown China Holdings, Ltd.	119,000	118,849
Guangdong Investment, Ltd.	412,000	795,664
Guangshen Railway Co., Ltd. Class H	78,500	30,600
Guangzhou Automobile Group Co., Ltd. Class H	744,844	879,586
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	106,000	467,213
Guangzhou R&F Properties Co., Ltd. Class H	454,576	983,280
Guotai Junan International Holdings, Ltd. (c)	300,000	60,765
Haitian International Holdings, Ltd.	83,000	188,628
Haitong Securities Co., Ltd. Class H	392,000	507,356
Health and Happiness H&H International Holdings, Ltd. (a)(c)	28,000	175,313
Hengan International Group Co., Ltd. (c)	102,500	898,350
HNA Holding Group Co., Ltd. (a)	463,400	8,028
Hua Hong Semiconductor, Ltd. (b)(c)	38,000	89,071
Huadian Fuxin Energy Corp., Ltd. Class H	248,000	54,971
Huadian Power International Corp., Ltd. Class H	266,000	109,450
Huaneng Power International, Inc. Class H	708,472	411,548
Huaneng Renewables Corp., Ltd. Class H	460,000	127,746
Huatai Securities Co., Ltd. Class H (b)	83,400	166,801
Huazhu Group, Ltd. ADR	18,822	793,159
Huishang Bank Corp., Ltd. Class H	859,000	368,770
Ideanomics, Inc. (a)(c)	15,653	30,367
Industrial & Commercial Bank of China, Ltd. Class H	11,358,138	8,319,708
Inner Mongolia Yitai Coal Co., Ltd. Class B	237,781	292,708
iQIYI, Inc. ADR (a)(c)	14,432	345,213
JD.com, Inc. ADR (a)	117,338	3,537,741
Jiangsu Expressway Co., Ltd. Class H	428,299	605,624
Jiangxi Copper Co., Ltd. Class H	315,578	418,897
JinkoSolar Holding Co., Ltd. ADR (a)(c)	3,813	68,634
Joy City Property, Ltd.	524,000	72,760
Jumei International Holding, Ltd. ADR (a)	2,927	6,908
Kama Co., Ltd. Class B (a)	134,149	85,855
Security Description	Shares	Value
Kangda International Environmental Co., Ltd. (b)	240,000	$ 35,771
Kingdee International Software Group Co., Ltd. (c)	271,000	313,464
Kingsoft Corp., Ltd.	117,000	297,495
Konka Group Co., Ltd. Class B	406,500	151,726
Kunlun Energy Co., Ltd.	486,000	507,672
KWG Group Holdings, Ltd.	198,951	240,010
Lao Feng Xiang Co., Ltd. Class B	66,579	232,827
Launch Tech Co., Ltd. Class H (c)	26,500	23,800
Lenovo Group, Ltd.	1,203,703	1,082,573
LexinFintech Holdings, Ltd. ADR (a)(c)	7,883	82,772
Leyou Technologies Holdings, Ltd. (a)	265,800	74,154
Li Ning Co., Ltd. (a)	349,874	549,105
Lifetech Scientific Corp. (a)	296,000	63,348
Livzon Pharmaceutical Group, Inc. Class H	36,475	126,850
Luoyang Glass Co., Ltd. Class H (a)	68,153	22,920
Luthai Textile Co., Ltd. Class B	52,600	62,651
Luye Pharma Group, Ltd. (b)(c)	235,500	205,801
Maanshan Iron & Steel Co., Ltd. Class H	848,971	415,295
Meituan Dianping Class B (a)(c)	359,800	2,424,655
Metallurgical Corp. of China, Ltd. Class H	504,000	148,954
Minth Group, Ltd.	104,000	327,238
Momo, Inc. ADR (a)	15,543	594,364
National Agricultural Holdings, Ltd. (a)(c)(d)	112,000	4,245
NetEase, Inc. ADR	10,977	2,650,397
New China Life Insurance Co., Ltd. Class H	92,400	470,831
New Oriental Education & Technology Group, Inc. ADR (a)	16,777	1,511,440
Noah Holdings, Ltd. ADR (a)	2,976	144,217
People's Insurance Co. Group of China, Ltd. Class H	653,000	279,502
PetroChina Co., Ltd. Class H	2,817,208	1,826,711
PICC Property & Casualty Co., Ltd. Class H	988,433	1,123,169
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	21,800	123,025
Ping An Insurance Group Co. of China, Ltd. Class H (c)	712,228	7,975,190
Poly Culture Group Corp., Ltd. Class H	35,400	49,605
Poly Property Group Co., Ltd.	328,000	127,858
Qudian, Inc. ADR (a)	14,542	73,583
Renhe Commercial Holdings Co., Ltd. (a)	2,412,000	82,961
Semiconductor Manufacturing International Corp. (a)(c)	689,383	697,291
Shandong Airlines Co., Ltd. Class B	25,300	38,772

See accompanying notes to financial statements.
95

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Shandong Chenming Paper Holdings, Ltd. Class H	80,350	$ 51,690
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	256,000	244,588
Shang Gong Group Co., Ltd. Class B (a)	182,700	135,198
Shanghai Baosight Software Co., Ltd. Class B	43,000	95,460
Shanghai Electric Group Co., Ltd. Class H (c)	528,418	200,598
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	44,000	158,905
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	219,000	196,962
Shanghai Haixin Group Co. Class B	100,200	50,501
Shanghai Highly Group Co., Ltd. Class B	165,200	141,411
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	14,100	15,200
Shanghai Jinjiang International Travel Co., Ltd. Class B	31,474	60,430
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	44,200	56,222
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	178,753	262,409
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	60,684	113,661
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	80,600	175,576
Shanghai Prime Machinery Co., Ltd. Class H (a)	706,000	107,025
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	10,800	14,861
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	146,000	58,400
Shenzhen Expressway Co., Ltd. Class H	29,000	33,987
Shenzhen Investment, Ltd.	382,888	146,328
Shenzhou International Group Holdings, Ltd.	62,800	841,605
SINA Corp. (a)	11,933	706,911
Sino-Ocean Group Holding, Ltd.	994,711	435,902
Sinopec Oilfield Service Corp. Class H (a)(c)	202,000	23,159
Sinopec Shanghai Petrochemical Co., Ltd. Class H	718,878	342,499
Sinopharm Group Co., Ltd. Class H	141,200	588,187
Sinotrans, Ltd. Class H	280,000	120,205
Sinotruk Hong Kong, Ltd.	40,500	86,160
SITC International Holdings Co., Ltd.	230,000	236,154
Security Description	Shares	Value
Sohu.com, Ltd. ADR (a)(c)	4,776	$ 79,186
Sun King Power Electronics Group	171,300	28,805
Sunac China Holdings, Ltd.	337,000	1,678,571
Sunny Optical Technology Group Co., Ltd.	111,500	1,331,617
TAL Education Group ADR (a)	44,590	1,608,807
TCL Electronics Holdings, Ltd.	159,000	86,894
Tencent Holdings, Ltd.	753,070	34,631,847
Tian Ge Interactive Holdings, Ltd. (b)	93,000	36,963
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	40,745	37,282
Tianneng Power International, Ltd.	112,000	100,729
Tingyi Cayman Islands Holding Corp.	470,383	775,388
Tong Ren Tang Technologies Co., Ltd. Class H (c)	161,000	216,172
TravelSky Technology, Ltd. Class H	116,000	306,626
Tsingtao Brewery Co., Ltd. Class H	104,000	490,194
Uni-President China Holdings, Ltd.	229,000	224,626
Vipshop Holdings, Ltd. ADR (a)	43,884	352,389
Want Want China Holdings, Ltd.	1,287,000	1,068,955
Weibo Corp. ADR (a)(c)	3,475	215,415
Weichai Power Co., Ltd. Class H	61,000	97,445
West China Cement, Ltd.	466,000	61,738
Wuxi Biologics Cayman, Inc. (a)(b)	31,500	306,375
Xiamen International Port Co., Ltd. Class H	154,000	21,776
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (c)(e)	37,859	54,498
Xinyi Solar Holdings, Ltd.	325,246	156,616
Yangzijiang Shipbuilding Holdings, Ltd.	330,200	365,670
Yantai Changyu Pioneer Wine Co., Ltd. Class B	34,053	76,132
Yanzhou Coal Mining Co., Ltd. Class H	390,882	383,913
Yum China Holdings, Inc.	44,063	1,978,869
YY, Inc. ADR (a)	4,211	353,766
Zai Lab, Ltd. ADR (a)	4,219	124,503
Zhejiang Expressway Co., Ltd. Class H	272,000	311,849
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	61,200	29,626
Zhuzhou CRRC Times Electric Co., Ltd. Class H	94,800	560,350
Zijin Mining Group Co., Ltd. Class H	1,198,685	496,274
ZTE Corp. Class H (a)	120,240	361,488

See accompanying notes to financial statements.
96

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
ZTO Express Cayman, Inc. ADR	35,412	$ 647,331
		227,948,626
HONG KONG — 2.4%
Alibaba Pictures Group, Ltd. (a)(c)	1,460,107	258,543
Beijing Enterprises Medical & Health Group, Ltd. (a)	440,500	12,906
Carnival Group International Holdings, Ltd. (a)(c)	1,220,000	7,304
Central Wealth Group Holdings, Ltd. (a)(c)	266,000	2,067
China All Access Holdings, Ltd.	192,000	12,474
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	453,600	13,926
China Education Group Holdings, Ltd.	62,000	94,304
China Everbright, Ltd.	134,000	265,612
China Fiber Optic Network System Group, Ltd. (a)(d)	686,800	—
China First Capital Group, Ltd. (a)	196,000	103,618
China Gas Holdings, Ltd.	359,800	1,265,037
China High Speed Transmission Equipment Group Co., Ltd. (c)	8,000	6,930
China NT Pharma Group Co., Ltd.	105,000	9,363
China Resources Cement Holdings, Ltd.	72,000	74,293
China Resources Land, Ltd.	508,767	2,281,365
China State Construction International Holdings, Ltd.	294,750	275,978
Citychamp Watch & Jewellery Group, Ltd.	530,000	110,052
Comba Telecom Systems Holdings, Ltd. (a)(c)	409,847	95,545
CP Pokphand Co., Ltd.	990,000	89,542
Dawnrays Pharmaceutical Holdings, Ltd.	254,000	47,565
Digital China Holdings, Ltd. (a)	166,000	88,604
EVA Precision Industrial Holdings, Ltd.	448,000	50,222
Fullshare Holdings, Ltd. (c)	756,100	101,135
GCL-Poly Energy Holdings, Ltd. (a)(c)	1,060,000	74,268
Haier Electronics Group Co., Ltd.	165,000	479,239
Hanergy Thin Film Power Group, Ltd. (a)(c)(d)	5,962,000	—
Hi Sun Technology China, Ltd. (a)	318,000	54,283
Huabao International Holdings, Ltd.	18,000	9,126
Imperial Pacific International Holdings, Ltd. (a)(c)	7,996,300	59,081
Kingboard Holdings, Ltd.	145,200	515,140
Lee & Man Paper Manufacturing, Ltd.	260,000	221,581
NetDragon Websoft Holdings, Ltd.	65,500	164,544
Nine Dragons Paper Holdings, Ltd.	212,000	202,009
Security Description	Shares	Value
Shanghai Industrial Holdings, Ltd.	55,000	$ 129,478
Shenwan Hongyuan HK, Ltd.	345,000	93,612
Shimao Property Holdings, Ltd.	193,500	605,154
Sino Biopharmaceutical, Ltd.	1,129,000	1,029,770
Skyworth Digital Holdings, Ltd.	302,243	102,802
Solartech International Holdings, Ltd. (a)	520,000	6,558
SSY Group, Ltd.	610,691	567,907
Sun Art Retail Group, Ltd.	275,500	268,483
Tech Pro Technology Development, Ltd. (a)(c)(d)	1,684,800	7,297
Tibet Water Resources, Ltd. (a)	397,000	123,399
United Laboratories International Holdings, Ltd. (c)	122,000	72,113
Vinda International Holdings, Ltd.	50,000	96,688
Wasion Holdings, Ltd.	84,000	43,980
WH Group, Ltd. (b)	1,082,000	1,157,816
Xinyi Glass Holdings, Ltd.	394,000	451,723
		11,802,436
INDIA — 19.3%
Adani Ports & Special Economic Zone, Ltd.	130,878	714,421
Adani Power, Ltd. (a)	87,570	60,929
AIA Engineering, Ltd.	10,890	282,346
Ajanta Pharma, Ltd.	4,045	60,446
Alembic Pharmaceuticals, Ltd.	12,703	98,617
Anveshan Heavy Engineering, Ltd. (a)	1,167	9,408
Apollo Hospitals Enterprise, Ltd.	36,295	643,172
Apollo Tyres, Ltd.	63,241	203,348
Arvind Fashions, Ltd. (a)	6,303	94,916
Arvind, Ltd.	32,919	43,219
Ashok Leyland, Ltd.	58,110	76,585
Asian Paints, Ltd.	34,691	747,503
AstraZeneca Pharma India, Ltd. (a)	10,997	315,687
Aurobindo Pharma, Ltd.	45,393	513,886
Axis Bank, Ltd. (a)	187,963	2,108,903
Bajaj Auto, Ltd.	8,000	336,179
Bajaj Finance, Ltd.	19,020	830,538
Balkrishna Industries, Ltd.	5,306	76,249
Bank of Baroda (f)	50,256	93,331
BEML, Ltd.	8,453	123,552
Bharat Electronics, Ltd.	131,271	176,702
Bharat Financial Inclusion, Ltd. (a)	33,351	544,111
Bharat Forge, Ltd.	35,324	261,278
Bharat Heavy Electricals, Ltd.	306,731	331,858
Bharat Petroleum Corp., Ltd.	59,204	339,755
Bharti Airtel, Ltd.	236,456	1,136,968
Bharti Infratel, Ltd.	62,572	283,076
Biocon, Ltd.	89,069	785,003
Bosch, Ltd.	956	250,952
Britannia Industries, Ltd.	6,086	271,070
Cadila Healthcare, Ltd.	33,064	165,642
Central Bank of India (a)	81,719	42,054

See accompanying notes to financial statements.
97

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
CG Power and Industrial Solutions, Ltd. (a)	102,505	$ 63,182
Cipla, Ltd.	115,378	880,887
Coal India, Ltd.	175,844	602,096
Crompton Greaves Consumer Electricals, Ltd.	34,644	113,621
Dabur India, Ltd.	44,058	259,991
DCB Bank, Ltd.	90,814	268,345
Divi's Laboratories, Ltd.	11,634	286,018
DLF, Ltd.	85,070	248,609
Dr Lal PathLabs, Ltd. (b)	10,555	159,113
Dr Reddy's Laboratories, Ltd.	13,685	549,227
Edelweiss Financial Services, Ltd.	29,592	84,472
Eicher Motors, Ltd.	1,287	381,738
Emami, Ltd.	13,749	79,388
Escorts, Ltd.	63,287	727,241
Federal Bank, Ltd.	208,858	290,788
Fortis Healthcare, Ltd. (a)	58,025	113,705
GAIL India, Ltd.	105,962	531,760
Gateway Distriparks, Ltd.	44,379	85,843
Gillette India, Ltd.	1,179	112,240
Glenmark Pharmaceuticals, Ltd.	23,873	223,033
Godrej Consumer Products, Ltd.	61,938	613,345
Godrej Industries, Ltd.	23,176	179,453
Granules India, Ltd.	77,841	128,602
Grasim Industries, Ltd.	18,692	231,495
Gujarat Mineral Development Corp., Ltd.	55,751	65,428
Gujarat Pipavav Port, Ltd.	47,755	68,591
GVK Power & Infrastructure, Ltd. (a)	508,513	56,155
Havells India, Ltd.	44,325	494,277
HCL Technologies, Ltd.	63,324	994,034
HDFC Bank, Ltd.	224,272	7,507,244
HEG, Ltd.	2,296	69,385
Hero MotoCorp, Ltd.	15,601	574,979
Hindalco Industries, Ltd.	149,233	442,690
Hindustan Unilever, Ltd.	135,743	3,344,441
Hindustan Zinc, Ltd.	195,032	779,424
Housing Development & Infrastructure, Ltd. (a)	78,399	29,255
Housing Development Finance Corp., Ltd.	239,950	6,817,490
ICICI Bank, Ltd. ADR	249,747	2,862,101
ICICI Bank, Ltd.	609	3,521
IDFC First Bank, Ltd. (a)	120,749	96,739
IDFC, Ltd.	184,991	124,306
Igarashi Motors India, Ltd.	12,468	62,282
India Cements, Ltd.	42,655	66,684
Indiabulls Housing Finance, Ltd.	69,052	855,487
Indiabulls Real Estate, Ltd. (a)	36,543	48,636
Indiabulls Ventures, Ltd.	14,853	69,929
Indian Hotels Co., Ltd.	413,722	925,089
Indian Oil Corp., Ltd.	280,786	660,065
IndusInd Bank, Ltd.	30,595	786,129
Infosys, Ltd. ADR (c)	549,956	6,011,019
InterGlobe Aviation, Ltd. (b)	9,672	199,395
Security Description	Shares	Value
Ipca Laboratories, Ltd.	18,366	$ 260,305
ITC, Ltd. GDR (a)	298,066	1,275,722
Jain Irrigation Systems, Ltd.	83,961	71,387
Jaiprakash Associates, Ltd. (a)	375,085	29,509
Jammu & Kashmir Bank, Ltd. (a)	119,546	92,669
Jet Airways India, Ltd. (a)	47,689	185,042
Jindal Steel & Power, Ltd. (a)	77,530	201,114
Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,101	92,298
JSW Steel, Ltd.	192,448	814,102
Jubilant Foodworks, Ltd.	12,360	257,638
Jubilant Life Sciences, Ltd.	12,307	118,105
Just Dial, Ltd. (a)	5,813	50,637
Karnataka Bank, Ltd.	59,062	113,946
Kaveri Seed Co., Ltd.	14,956	99,278
Kotak Mahindra Bank, Ltd.	86,372	1,663,853
KPIT Technologies, Ltd. (a)(e)	64,435	91,758
KPIT Technologies, Ltd. (a)(e)(f)	60,565	68,359
Lakshmi Vilas Bankm, Ltd. (a)	67,995	69,688
Larsen & Toubro, Ltd. GDR	61,999	1,235,020
Laurus Labs, Ltd. (b)	13,852	79,893
LIC Housing Finance, Ltd.	49,979	383,960
Lupin, Ltd.	31,730	338,759
Magma Fincorp, Ltd.	41,048	69,801
Mahindra & Mahindra Financial Services, Ltd.	49,737	302,407
Mahindra & Mahindra, Ltd.	148,143	1,441,120
MakeMyTrip, Ltd. (a)(c)	3,554	98,090
Manappuram Finance, Ltd.	82,677	149,541
Marico, Ltd.	69,176	346,155
Marksans Pharma, Ltd.	216,036	77,807
Maruti Suzuki India, Ltd.	6,574	633,206
Max Financial Services, Ltd. (a)	19,565	122,911
Max India, Ltd. (a)	154,440	152,378
Mindtree, Ltd.	15,830	215,827
Motherson Sumi Systems, Ltd.	121,091	261,672
Narayana Hrudayalaya, Ltd. (a)	39,821	122,237
Natco Pharma, Ltd.	12,120	100,328
NCC, Ltd.	98,264	160,073
Nestle India, Ltd.	2,847	450,463
NTPC, Ltd.	218,572	424,997
Oil & Natural Gas Corp., Ltd.	467,004	1,076,924
Page Industries, Ltd.	1,031	371,655
PC Jeweller, Ltd.	68,236	80,967
PI Industries, Ltd.	11,747	174,988
Piramal Enterprises, Ltd.	5,381	214,638
Power Finance Corp., Ltd.	104,758	186,152
Power Grid Corp. of India, Ltd.	108,988	311,349
Rajesh Exports, Ltd.	33,974	326,597
Raymond, Ltd.	9,929	116,310
REC, Ltd.	93,840	207,119
Reliance Capital, Ltd.	45,187	133,392
Reliance Communications, Ltd. (a)	228,357	13,680
Reliance Home Finance, Ltd.	37,107	15,400
Reliance Industries, Ltd. GDR (b)	238,300	9,389,020

See accompanying notes to financial statements.
98

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Reliance Infrastructure, Ltd.	80,629	$ 159,454
Repco Home Finance, Ltd.	12,910	86,508
Satin Creditcare Network, Ltd. (a)	19,957	105,208
Sequent Scientific, Ltd. (a)	138,232	143,270
Shankara Building Products, Ltd.	5,633	33,351
Shilpa Medicare, Ltd.	16,144	79,479
Shoppers Stop, Ltd.	19,800	134,806
Shriram City Union Finance, Ltd.	9,195	245,580
Shriram Transport Finance Co., Ltd.	22,617	417,047
Siemens, Ltd.	36,962	602,277
Sintex Industries, Ltd.	538,547	65,691
Sintex Plastics Technology, Ltd. (a)	144,709	41,674
South Indian Bank, Ltd.	532,039	126,722
SpiceJet, Ltd. (a)	71,147	100,391
Srei Infrastructure Finance, Ltd.	106,984	45,944
State Bank of India (a)	222,841	1,031,776
Steel Authority of India, Ltd. (a)	272,078	211,103
Strides Pharma Science, Ltd.	17,401	118,661
Sun Pharma Advanced Research Co., Ltd. (a)	30,082	82,983
Sun Pharmaceutical Industries, Ltd.	151,255	1,045,521
Suven Life Sciences, Ltd.	38,724	145,840
Suzlon Energy, Ltd. (a)	1,414,304	125,557
Tata Consultancy Services, Ltd.	137,840	3,982,785
Tata Motors, Ltd. (a)	245,843	618,378
Tata Steel, Ltd.	46,305	348,248
Tech Mahindra, Ltd.	66,640	746,387
Tejas Networks, Ltd. (a)(b)	17,345	42,527
Thyrocare Technologies, Ltd. (b)	49,018	377,780
Titan Co., Ltd.	15,329	252,666
Torrent Pharmaceuticals, Ltd.	9,814	276,216
Transport Corp. of India, Ltd.	26,988	126,515
Ujjivan Financial Services, Ltd.	18,550	93,132
UltraTech Cement, Ltd.	8,311	479,687
Unichem Laboratories, Ltd.	20,300	57,025
Unitech, Ltd. (a)	1,667,601	32,497
United Breweries, Ltd.	9,252	186,282
United Spirits, Ltd. (a)	60,634	484,809
UPL, Ltd.	36,032	498,727
Vakrangee, Ltd.	209,190	151,891
Vedanta, Ltd.	154,056	410,186
V-Mart Retail, Ltd.	3,639	141,528
Vodafone Idea, Ltd. (a)	262,322	69,107
Wipro, Ltd. ADR	295,989	1,178,036
WNS Holdings, Ltd. ADR (a)	11,461	610,527
Wockhardt, Ltd. (a)	25,296	161,763
Yes Bank, Ltd.	190,068	754,785
Zee Entertainment Enterprises, Ltd.	197,650	1,271,066
		97,092,310
INDONESIA — 3.6%
Ace Hardware Indonesia Tbk PT	2,612,900	326,612
Adaro Energy Tbk PT	3,166,600	299,092
Security Description	Shares	Value
AKR Corporindo Tbk PT	145,000	$ 48,062
Astra International Tbk PT	3,369,500	1,733,258
Bank Central Asia Tbk PT	2,205,296	4,297,540
Bank Mandiri Persero Tbk PT	3,182,410	1,664,955
Bank Negara Indonesia Persero Tbk PT	609,900	402,603
Bank Rakyat Indonesia Persero Tbk PT	9,697,080	2,805,616
Charoen Pokphand Indonesia Tbk PT	411,000	184,719
Ciputra Development Tbk PT	1,008,496	70,821
Gudang Garam Tbk PT	109,200	638,022
Indah Kiat Pulp & Paper Corp. Tbk PT	241,100	145,608
Indocement Tunggal Prakarsa Tbk PT	311,125	478,486
Kalbe Farma Tbk PT	1,108,000	118,270
Lippo Karawaci Tbk PT	1,818,700	36,783
Matahari Department Store Tbk PT	229,500	65,917
Media Nusantara Citra Tbk PT	464,400	24,459
Pabrik Kertas Tjiwi Kimia Tbk PT	88,100	68,209
Pakuwon Jati Tbk PT	2,502,500	121,259
Perusahaan Gas Negara Persero Tbk	1,974,540	325,855
PP Persero Tbk PT	853,676	124,694
Semen Indonesia Persero Tbk PT	608,100	595,716
Summarecon Agung Tbk PT	947,900	62,572
Surya Semesta Internusa Tbk PT	1,507,400	58,221
Telekomunikasi Indonesia Persero Tbk PT	8,422,470	2,336,289
Tiga Pilar Sejahtera Food Tbk (a)(d)	963,100	5,681
Tower Bersama Infrastructure Tbk PT	359,000	99,330
Unilever Indonesia Tbk PT	72,800	251,656
United Tractors Tbk PT	309,845	588,575
Wijaya Karya Persero Tbk PT	807,457	122,479
		18,101,359
MACAU — 0.0% (g)
Newtree Group Holdings, Ltd. (a)	346,000	23,802
MALAYSIA — 3.6%
AEON Credit Service M Bhd	72,850	299,787
AirAsia Group Bhd	264,000	172,012
AirAsia X Bhd (a)	2,370,400	142,253
Alliance Bank Malaysia Bhd	780,210	781,643
Astro Malaysia Holdings Bhd	262,200	98,265
Axiata Group Bhd	535,033	543,879
Bermaz Auto Bhd (a)	290,080	160,583
British American Tobacco Malaysia Bhd	15,700	138,983
Bursa Malaysia Bhd	392,651	660,750
Cahya Mata Sarawak Bhd	261,400	213,858
Carlsberg Brewery Malaysia Bhd Class B	213,803	1,400,390
CIMB Group Holdings Bhd	549,565	693,266

See accompanying notes to financial statements.
99

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Dialog Group Bhd	683,900	$ 531,038
Eastern & Oriental Bhd (a)	644,411	142,852
Eco World Development Group Bhd (a)	351,700	80,118
Gamuda Bhd	101,500	71,603
Genting Bhd	534,900	869,991
Genting Malaysia Bhd	593,000	464,813
George Kent Malaysia Bhd	255,400	71,318
IJM Corp. Bhd	1,192,880	648,670
Inari Amertron Bhd	688,412	264,742
IOI Corp. Bhd	758,296	828,414
IOI Properties Group Bhd	645,416	208,683
Iskandar Waterfront City Bhd (a)	495,200	85,515
Karex Bhd	415,225	45,260
KNM Group Bhd (a)	860,300	24,234
Kuala Lumpur Kepong Bhd	59,300	360,230
Malayan Banking Bhd	593,217	1,346,999
Maxis Bhd	401,100	526,613
Media Prima Bhd (a)	300,200	35,296
Muhibbah Engineering M Bhd	323,800	232,391
My EG Services Bhd	460,200	158,942
Padini Holdings Bhd	232,000	204,012
Pentamaster Corp. Bhd (a)	176,100	151,405
PPB Group Bhd	137,620	617,562
Press Metal Aluminium Holdings Bhd	529,640	585,101
Public Bank Bhd	252,720	1,433,679
Sapura Energy Bhd (a)	204,500	16,781
Sime Darby Bhd	406,788	222,201
Sime Darby Plantation Bhd	396,688	487,783
Sime Darby Property Bhd	388,388	105,600
TA Enterprise Bhd	717,700	108,996
Telekom Malaysia Bhd	155,309	121,736
Tenaga Nasional Bhd	357,750	1,109,398
Top Glove Corp. Bhd	106,100	120,069
Tune Protect Group Bhd	479,300	78,660
Yinson Holdings Bhd	157,100	177,014
		17,843,388
PAKISTAN — 0.2%
Bank Alfalah, Ltd.	401,900	134,405
Bank of Punjab	1,422,500	131,588
Cherat Cement Co., Ltd.	90,300	40,303
Fauji Fertilizer Bin Qasim, Ltd.	458,000	111,417
Habib Bank, Ltd.	87,300	82,177
Hascol Petroleum, Ltd.	125,375	115,505
Maple Leaf Cement Factory, Ltd.	154,100	41,002
MCB Bank, Ltd.	75,200	105,002
Nishat Mills, Ltd.	105,100	100,515
Pak Elektron, Ltd.	500,500	82,462
Searle Co., Ltd.	52,913	89,033
TRG Pakistan (a)	364,000	59,637
		1,093,046
PHILIPPINES — 1.8%
Aboitiz Equity Ventures, Inc.	130,660	146,685
Alliance Global Group, Inc.	870,300	267,836
Security Description	Shares	Value
Ayala Land, Inc.	1,769,688	$ 1,513,216
Bank of the Philippine Islands	48,790	78,235
BDO Unibank, Inc.	218,185	555,954
Bloomberry Resorts Corp.	499,600	114,173
Cebu Air, Inc.	68,890	108,825
CEMEX Holdings Philippines, Inc. (a)(b)	1,381,000	68,905
Cosco Capital, Inc.	1,995,400	290,703
D&L Industries, Inc.	1,765,700	377,956
DoubleDragon Properties Corp. (a)	571,170	248,004
First Gen Corp.	1,292,070	536,414
First Philippine Holdings Corp.	469,617	708,763
Globe Telecom, Inc.	2,605	96,143
GT Capital Holdings, Inc.	8,000	141,916
Integrated Micro-Electronics, Inc.	342,600	81,556
JG Summit Holdings, Inc.	375,840	454,501
Jollibee Foods Corp.	49,500	298,829
LT Group, Inc.	592,800	181,757
Metro Pacific Investments Corp.	1,416,000	130,787
Nickel Asia Corp.	1,393,371	66,073
PLDT, Inc.	24,279	531,724
Puregold Price Club, Inc.	370,450	339,338
Robinsons Retail Holdings, Inc.	188,010	282,856
SM Investments Corp.	20,075	357,076
SM Prime Holdings, Inc.	1,148,100	872,390
Universal Robina Corp.	104,910	303,682
		9,154,297
SINGAPORE — 0.0% (g)
SIIC Environment Holdings, Ltd.	173,499	42,910
Silverlake Axis, Ltd.	247,800	98,791
		141,701
TAIWAN — 19.3%
Accton Technology Corp.	45,000	181,778
Acer, Inc.	785,395	503,287
Advantech Co., Ltd.	54,898	455,992
Airtac International Group	12,431	160,931
ASE Technology Holding Co., Ltd.	573,898	1,256,894
Asia Cement Corp.	784,073	1,020,143
Asustek Computer, Inc.	150,138	1,086,315
AU Optronics Corp. ADR (c)	185,094	673,742
Catcher Technology Co., Ltd.	150,539	1,157,598
Cathay Financial Holding Co., Ltd.	1,465,604	2,137,503
Center Laboratories, Inc.	62,546	168,843
Chang Hwa Commercial Bank, Ltd.	2,407,904	1,441,438
Chilisin Electronics Corp.	14,937	43,521
China Development Financial Holding Corp.	3,626,272	1,211,875
China Life Insurance Co., Ltd.	213,200	180,892
China Steel Chemical Corp.	18,877	82,379
China Steel Corp.	1,943,625	1,595,487
Chunghwa Telecom Co., Ltd.	474,268	1,684,994

See accompanying notes to financial statements.
100

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Compal Electronics, Inc.	1,128,431	$ 701,139
CTBC Financial Holding Co., Ltd.	3,324,515	2,205,880
Delta Electronics, Inc.	358,787	1,850,948
E.Sun Financial Holding Co., Ltd.	575,809	443,713
Eclat Textile Co., Ltd.	51,365	691,633
eMemory Technology, Inc.	16,000	167,162
Epistar Corp.	244,170	196,474
Everlight Electronics Co., Ltd.	185,996	188,588
Far Eastern New Century Corp.	1,069,170	1,056,317
Far EasTone Telecommunications Co., Ltd.	191,000	460,450
Feng TAY Enterprise Co., Ltd.	49,902	352,968
Firich Enterprises Co., Ltd.	35,957	49,233
First Financial Holding Co., Ltd.	3,011,140	2,061,454
Formosa Chemicals & Fibre Corp.	761,691	2,767,943
Formosa Petrochemical Corp.	240,000	899,401
Formosa Plastics Corp.	928,137	3,297,513
Foxconn Technology Co., Ltd.	271,519	541,796
Fubon Financial Holding Co., Ltd.	1,225,998	1,829,818
Genius Electronic Optical Co., Ltd.	6,000	70,181
Giant Manufacturing Co., Ltd.	52,000	371,182
Globalwafers Co., Ltd.	12,000	117,973
Himax Technologies, Inc. ADR (c)	21,946	70,008
Hiwin Technologies Corp.	41,838	352,943
Holy Stone Enterprise Co., Ltd.	14,000	52,692
Hon Hai Precision Industry Co., Ltd.	1,740,760	4,151,323
Hotai Motor Co., Ltd.	48,000	587,920
HTC Corp. (a)	135,710	175,909
Hua Nan Financial Holdings Co., Ltd.	2,954,876	1,859,950
Innolux Corp.	1,108,753	359,745
Inventec Corp.	424,000	322,603
King Yuan Electronics Co., Ltd.	924,898	787,741
Largan Precision Co., Ltd.	12,710	1,896,984
Lite-On Technology Corp.	615,891	896,245
Macronix International	660,673	448,016
Makalot Industrial Co., Ltd.	48,682	341,179
MediaTek, Inc.	249,219	2,284,336
Medigen Biotechnology Corp. (a)	14,000	26,800
Mega Financial Holding Co., Ltd.	2,079,148	1,892,250
Merry Electronics Co., Ltd.	52,789	289,461
MIN AIK Technology Co., Ltd.	27,400	14,447
Motech Industries, Inc. (a)	145,934	39,300
Nan Ya Plastics Corp.	1,032,759	2,643,847
Novatek Microelectronics Corp.	162,062	1,041,134
PChome Online, Inc. (a)	29,957	126,358
Pegatron Corp.	393,630	680,731
Pou Chen Corp.	265,000	322,861
Powertech Technology, Inc.	257,518	608,274
President Chain Store Corp.	59,000	580,993
ProMOS Technologies, Inc. (a)(d)	2,232	—
Quanta Computer, Inc.	623,194	1,168,723
Radiant Opto-Electronics Corp.	51,000	163,158
Realtek Semiconductor Corp.	185,161	1,093,405
Security Description	Shares	Value
Ritek Corp. (a)	128,834	$ 47,445
Shin Kong Financial Holding Co., Ltd.	2,999,344	883,634
Silicon Motion Technology Corp. ADR	4,172	165,378
Sino-American Silicon Products, Inc.	41,000	89,661
SinoPac Financial Holdings Co., Ltd.	3,785,630	1,400,243
Synnex Technology International Corp.	255,000	306,127
TA-I Technology Co., Ltd.	21,000	39,315
Taishin Financial Holding Co., Ltd.	3,640,204	1,659,443
Taiwan Cement Corp.	948,937	1,270,052
Taiwan FU Hsing Industrial Co., Ltd.	243,000	301,577
Taiwan Mobile Co., Ltd.	324,200	1,172,866
Taiwan Paiho, Ltd.	35,000	81,310
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	472,797	19,365,765
Tatung Co., Ltd. (a)	429,107	338,324
Teco Electric and Machinery Co., Ltd.	182,000	124,008
TPK Holding Co., Ltd.	30,000	56,651
Tripod Technology Corp.	444,361	1,434,562
Uni-President Enterprises Corp.	865,971	2,101,674
United Integrated Services Co., Ltd.	467,755	1,646,677
United Microelectronics Corp. ADR (c)	566,825	1,065,631
Walsin Lihwa Corp.	616,000	352,765
Walsin Technology Corp.	40,000	259,568
Win Semiconductors Corp.	30,000	211,710
Wistron Corp.	940,715	723,380
Yageo Corp.	40,144	420,711
Yuanta Financial Holding Co., Ltd.	1,985,383	1,130,529
		97,293,720
THAILAND — 4.4%
Advanced Info Service PCL	210,502	1,220,494
Airports of Thailand PCL	434,700	924,602
Bangkok Expressway & Metro PCL	5,341,632	1,700,031
Beauty Community PCL	340,900	71,435
BEC World PCL (a)	150,200	31,947
Big Camera Corp. PCL	1,762,900	71,105
Bumrungrad Hospital PCL	44,400	251,136
Central Plaza Hotel PCL	61,100	84,233
Charoen Pokphand Foods PCL	292,500	235,032
Chularat Hospital PCL Class F	2,430,600	145,522
CP ALL PCL	929,400	2,189,149
E for L Aim PCL (a)	272,340	429
Electricity Generating PCL	222,699	2,049,097
Energy Absolute PCL	286,400	433,187
Gunkul Engineering PCL	1,651,203	161,296

See accompanying notes to financial statements.
101

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hana Microelectronics PCL	129,800	$ 126,794
Ichitan Group PCL	168,500	19,008
Indorama Ventures PCL	209,400	328,270
IRPC PCL	3,758,739	675,116
Jasmine International PCL	773,125	131,554
Kasikornbank PCL	70,854	419,743
Kasikornbank PCL NVDR	35,100	207,381
KCE Electronics PCL	397,400	304,296
Krungthai Card PCL	110,100	122,295
MC Group PCL	375,300	114,122
Mega Lifesciences PCL	286,200	293,099
Minor International PCL	401,286	486,829
PTG Energy PCL	222,800	70,206
PTT Exploration & Production PCL	331,017	1,309,048
PTT Global Chemical PCL NVDR	98,100	207,885
PTT PCL	1,387,950	2,088,376
Siam Cement PCL NVDR	61,600	935,598
Siam Commercial Bank PCL	297,597	1,237,839
Somboon Advance Technology PCL	208,400	116,891
Srisawad Corp. PCL	342,574	572,126
Super Energy Corp. PCL NVDR (a)	1,277,900	24,966
SVI PCL	1,215,000	183,006
Thai Beverage PCL (c)	1,234,200	769,951
Thai Oil PCL	485,164	1,062,515
Thai Union Group PCL Class F	271,300	164,994
TMB Bank PCL	2,497,400	160,539
True Corp. PCL NVDR	1,799,483	269,908
		21,971,050
UNITED STATES — 0.0% (g)
IntelliEPI, Inc.	54,000	115,462
TOTAL COMMON STOCKS (Cost $435,706,527)		502,581,197

RIGHTS — 0.0% (g)
CHINA — 0.0% (g)
Xinjiang Goldwind Science & Technology Co., Ltd. (expiring 4/23/19) (a) (f)	7,193	2,831
INDIA — 0.0% (g)
Vodafone Idea, Ltd. (expiring 4/24/19) (a) (f)	600,579	49,850
TOTAL RIGHTS (Cost $119,007)		52,681
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (h) (i)	362,538	$ 362,538
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	4,838,378	4,838,378
TOTAL SHORT-TERM INVESTMENTS (Cost $5,200,916)		5,200,916
TOTAL INVESTMENTS — 100.9% (Cost $441,026,450)		507,834,794
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(4,627,135)
NET ASSETS — 100.0%		$ 503,207,659
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2019.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $47,523, representing 0.0% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $214,371 representing 0.0% of net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2019.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt

See accompanying notes to financial statements.
102

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$483,236,366	$19,297,308	$47,523	$502,581,197
Rights	—	52,681	—	52,681
Short-Term Investments	5,200,916	—	—	5,200,916
TOTAL INVESTMENTS	$488,437,282	$19,349,989	$47,523	$507,834,794
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$14,288,866	$13,926,328	$—	$—	362,538	$ 362,538	$10,617	$—
State Street Navigator Securities Lending Government Money Market Portfolio	4,909,168	4,909,168	17,048,681	17,119,471	—	—	4,838,378	4,838,378	42,768	—
Total		$4,909,168	$31,337,547	$31,045,799	$—	$—		$5,200,916	$53,385	$—
See accompanying notes to financial statements.
103

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 2.2%
AGL Energy, Ltd.	173,133	$ 2,677,384
APA Group	381,718	2,706,110
		5,383,494
CANADA — 21.5%
Bank of Montreal	28,132	2,105,557
Bank of Nova Scotia (a)	41,001	2,183,324
BCE, Inc.	60,419	2,683,681
Canadian Imperial Bank of Commerce	29,558	2,336,408
Canadian Utilities, Ltd. Class A	90,565	2,473,005
Emera, Inc.	72,081	2,696,125
First Capital Realty, Inc.	136,582	2,187,847
Genworth MI Canada, Inc. (a)	69,852	2,117,076
Great-West Lifeco, Inc.	114,649	2,777,081
IGM Financial, Inc. (a)	133,255	3,429,250
Laurentian Bank of Canada (a)	94,100	2,856,211
National Bank of Canada	46,577	2,102,668
Pembina Pipeline Corp.	76,577	2,813,851
Power Corp. of Canada (a)	145,200	3,386,678
Power Financial Corp.	149,667	3,497,589
RioCan Real Estate Investment Trust	149,006	2,952,348
Shaw Communications, Inc. Class B	108,891	2,266,746
SmartCentres Real Estate Investment Trust	106,364	2,787,382
TELUS Corp.	62,937	2,330,075
TransCanada Corp.	61,474	2,761,832
		52,744,734
CHINA — 1.0%
Hengan International Group Co., Ltd. (a)	285,000	2,497,850
FINLAND — 1.0%
Fortum Oyj (a)	117,161	2,398,233
FRANCE — 7.6%
Bouygues SA	73,101	2,614,294
CNP Assurances	91,409	2,013,769
Klepierre SA REIT	103,149	3,611,294
Lagardere SCA	103,186	2,655,566
Publicis Groupe SA	30,023	1,609,042
Sanofi	21,909	1,937,045
SCOR SE	40,207	1,713,758
TOTAL SA	46,863	2,605,748
		18,760,516
GERMANY — 3.4%
Axel Springer SE	31,818	1,644,864
Bayer AG	28,056	1,814,554
Deutsche EuroShop AG	90,833	2,755,819
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,301	$ 2,203,605
		8,418,842
HONG KONG — 3.5%
CK Infrastructure Holdings, Ltd.	229,880	1,887,371
Power Assets Holdings, Ltd.	337,695	2,342,371
Sun Hung Kai Properties, Ltd.	119,000	2,041,962
Wharf Real Estate Investment Co., Ltd.	295,542	2,200,578
		8,472,282
JAPAN — 6.4%
Canon, Inc.	86,316	2,505,609
Japan Tobacco, Inc.	102,606	2,544,640
LIXIL Group Corp.	171,400	2,288,740
Miraca Holdings, Inc.	97,700	2,423,853
MS&AD Insurance Group Holdings, Inc.	67,480	2,054,548
NTT DOCOMO, Inc.	85,659	1,897,213
Sumitomo Rubber Industries, Ltd.	160,500	1,925,681
		15,640,284
MEXICO — 1.0%
Kimberly-Clark de Mexico SAB de CV Class A	1,436,932	2,440,136
PORTUGAL — 1.3%
EDP - Energias de Portugal SA	815,007	3,207,532
SINGAPORE — 1.1%
Singapore Telecommunications, Ltd.	1,222,503	2,725,699
SOUTH AFRICA — 1.4%
AVI, Ltd.	249,514	1,562,182
Foschini Group, Ltd.	170,128	1,922,917
		3,485,099
SOUTH KOREA — 1.5%
Doosan Corp.	20,826	1,698,958
SK Innovation Co., Ltd.	12,515	1,979,070
		3,678,028
SPAIN — 2.1%
Enagas SA	101,233	2,948,586
Red Electrica Corp. SA	98,184	2,094,672
		5,043,258
SWEDEN — 3.6%
Hennes & Mauritz AB Class B	233,992	3,910,252
Intrum AB (a)	79,305	2,282,884
Skanska AB Class B (a)	150,473	2,740,061
		8,933,197
SWITZERLAND — 4.2%
ABB, Ltd.	98,872	1,857,511
Baloise Holding AG	12,171	2,010,372
Flughafen Zurich AG	10,407	1,898,737
Swiss Prime Site AG	25,976	2,275,736

See accompanying notes to financial statements.
104

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Swisscom AG (a)	4,382	$ 2,142,820
		10,185,176
UNITED KINGDOM — 15.2%
Ashmore Group PLC	409,799	2,281,200
BAE Systems PLC	328,470	2,064,735
Close Brothers Group PLC	99,713	1,890,497
Daily Mail & General Trust PLC Class A	245,056	2,061,213
Domino's Pizza Group PLC	503,387	1,587,371
G4S PLC	832,537	1,990,677
GlaxoSmithKline PLC	126,223	2,626,336
Greene King PLC	365,181	3,166,301
IG Group Holdings PLC	455,529	3,086,602
Kingfisher PLC	823,506	2,519,568
Next PLC	29,611	2,153,022
Pennon Group PLC	260,671	2,525,767
RPC Group PLC	207,420	2,135,202
Schroders PLC	62,761	2,209,716
Tate & Lyle PLC	221,565	2,095,460
WPP PLC	280,857	2,967,291
		37,360,958
UNITED STATES — 21.2%
AT&T, Inc.	105,593	3,311,397
Compass Minerals International, Inc.	65,232	3,546,664
Dominion Energy, Inc.	30,937	2,371,631
Exxon Mobil Corp.	30,161	2,437,009
General Mills, Inc.	52,543	2,719,100
Helmerich & Payne, Inc.	51,390	2,855,228
International Business Machines Corp.	20,464	2,887,470
LTC Properties, Inc. REIT	56,098	2,569,288
Mercury General Corp.	40,937	2,049,716
National Health Investors, Inc. REIT	30,250	2,376,138
Occidental Petroleum Corp.	35,454	2,347,055
People's United Financial, Inc.	135,094	2,220,945
Philip Morris International, Inc.	42,423	3,749,769
Security Description	Shares	Value
PPL Corp.	87,491	$ 2,776,964
Principal Financial Group, Inc.	44,870	2,252,025
Prudential Financial, Inc.	22,100	2,030,548
Ryder System, Inc.	37,184	2,305,036
Southern Co.	52,406	2,708,342
United Bankshares, Inc. (a)	57,130	2,070,391
Universal Corp.	44,955	2,590,757
		52,175,473
TOTAL COMMON STOCKS (Cost $245,443,488)		243,550,791

SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c)	230,432	230,432
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	16,993,831	16,993,831
TOTAL SHORT-TERM INVESTMENTS (Cost $17,224,263)		17,224,263
TOTAL INVESTMENTS — 106.2% (Cost $262,667,751)		260,775,054
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(15,153,877)
NET ASSETS — 100.0%		$ 245,621,177
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
(d)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$243,550,791	$—	$—	$243,550,791
Short-Term Investments	17,224,263	—	—	17,224,263
TOTAL INVESTMENTS	$260,775,054	$—	$—	$260,775,054
See accompanying notes to financial statements.
105

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	68,507	$ 68,507	$21,096,777	$20,934,852	$—	$—	230,432	$ 230,432	$ 6,335	$—
State Street Navigator Securities Lending Government Money Market Portfolio	19,113,339	19,113,339	53,767,604	55,887,112	—	—	16,993,831	16,993,831	124,076	—
Total		$19,181,846	$74,864,381	$76,821,964	$—	$—		$17,224,263	$130,411	$—
See accompanying notes to financial statements.
106

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 9.6%
Atlas Arteria, Ltd.	760,299	$ 3,899,365
Qube Holdings, Ltd.	1,682,305	3,346,071
Sydney Airport	1,271,867	6,712,786
Transurban Group Stapled Security	1,720,806	16,135,341
		30,093,563
BRAZIL — 0.8%
Centrais Eletricas Brasileiras SA ADR (a)	47,400	443,664
Cia de Saneamento Basico do Estado de Sao Paulo ADR	51,315	542,913
Cia Energetica de Minas Gerais ADR	145,900	520,863
Ultrapar Participacoes SA ADR (b)	88,257	1,054,671
		2,562,111
CANADA — 9.6%
Enbridge, Inc. (c)	386,306	13,995,442
Enbridge, Inc. (c)	25,122	910,924
Inter Pipeline, Ltd. (b)	82,432	1,364,251
Keyera Corp. (b)	42,940	1,012,792
Pembina Pipeline Corp.	103,312	3,796,239
TransCanada Corp. (b)	187,596	8,428,094
Westshore Terminals Investment Corp. (b)	51,940	778,352
		30,286,094
CHILE — 0.4%
Enel Americas SA ADR	82,865	739,984
Enel Chile SA ADR	82,200	425,796
		1,165,780
CHINA — 4.4%
Beijing Capital International Airport Co., Ltd. Class H	1,646,000	1,562,137
Beijing Enterprises Water Group, Ltd.	834,000	515,277
China Merchants Port Holdings Co., Ltd.	1,458,074	3,105,625
China Resources Gas Group, Ltd.	124,000	584,462
China Resources Power Holdings Co., Ltd.	268,000	402,856
COSCO SHIPPING Ports, Ltd.	1,974,000	2,132,436
Guangdong Investment, Ltd.	432,000	834,288
Jiangsu Expressway Co., Ltd. Class H	1,408,000	1,990,943
Kunlun Energy Co., Ltd.	690,000	720,769
Zhejiang Expressway Co., Ltd. Class H	1,654,000	1,896,318
		13,745,111
FRANCE — 6.2%
Aeroports de Paris	37,649	7,288,068
Engie SA	275,453	4,107,402
Security Description	Shares	Value
Getlink SE	532,625	$ 8,082,753
		19,478,223
GERMANY — 2.4%
E.ON SE	330,763	3,681,289
Fraport AG Frankfurt Airport Services Worldwide	42,584	3,262,926
Hamburger Hafen und Logistik AG	24,227	554,403
		7,498,618
HONG KONG — 2.2%
China Gas Holdings, Ltd.	335,400	1,179,248
CLP Holdings, Ltd.	273,500	3,170,530
Shenzhen International Holdings, Ltd.	1,151,384	2,443,590
		6,793,368
ITALY — 8.9%
ASTM SpA	41,088	1,118,790
Atlantia SpA	542,184	14,056,990
Enav SpA (d)	293,543	1,601,220
Enel SpA	1,159,958	7,429,224
Snam SpA	455,809	2,343,555
Societa Iniziative Autostradali e Servizi SpA	78,683	1,364,112
		27,913,891
LUXEMBOURG — 0.1%
Corp. America Airports SA (a)	33,200	274,564
MEXICO — 3.1%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	49,553	2,234,345
Grupo Aeroportuario del Pacifico SAB de CV ADR	42,380	3,770,548
Grupo Aeroportuario del Sureste SAB de CV ADR	23,292	3,767,714
		9,772,607
NEW ZEALAND — 1.9%
Auckland International Airport, Ltd.	1,085,870	6,028,184
SINGAPORE — 0.6%
Hutchison Port Holdings Trust	6,226,470	1,463,220
SIA Engineering Co., Ltd.	283,800	515,429
		1,978,649
SPAIN — 7.9%
Aena SME SA (d)	84,729	15,269,641
Enagas SA	46,142	1,343,965
Iberdrola SA	921,051	8,093,665
		24,707,271
SWITZERLAND — 1.3%
Flughafen Zurich AG	21,944	4,003,640
UNITED KINGDOM — 3.0%
BBA Aviation PLC	1,036,450	3,362,861

See accompanying notes to financial statements.
107

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
National Grid PLC	552,420	$ 6,124,323
		9,487,184
UNITED STATES — 37.3%
American Electric Power Co., Inc.	74,080	6,204,200
Cheniere Energy, Inc. (a)	44,963	3,073,671
Consolidated Edison, Inc.	48,262	4,093,100
Dominion Energy, Inc.	120,077	9,205,103
DTE Energy Co.	27,384	3,415,880
Duke Energy Corp.	109,211	9,828,990
Equitrans Midstream Corp.	41,400	901,692
Eversource Energy	47,607	3,377,717
Exelon Corp.	145,679	7,302,888
Kinder Morgan, Inc.	396,053	7,925,020
Macquarie Infrastructure Corp.	89,046	3,670,476
NextEra Energy, Inc.	71,865	13,892,942
ONEOK, Inc.	83,711	5,846,376
PPL Corp.	108,305	3,437,601
Public Service Enterprise Group, Inc.	75,920	4,510,407
Sempra Energy	41,173	5,182,034
Southern Co.	155,430	8,032,622
Targa Resources Corp.	46,671	1,939,180
WEC Energy Group, Inc.	47,400	3,748,392
Williams Cos., Inc.	246,368	7,075,689
Xcel Energy, Inc.	77,265	4,343,066
		117,007,046
TOTAL COMMON STOCKS (Cost $288,019,626)		312,795,904

SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (e) (f)	863,417	863,417
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	10,258,101	$ 10,258,101
TOTAL SHORT-TERM INVESTMENTS (Cost $11,121,518)		11,121,518
TOTAL INVESTMENTS — 103.3% (Cost $299,141,144)		323,917,422
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(10,300,680)
NET ASSETS — 100.0%		$ 313,616,742
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.4% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2019.
(g)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$312,795,904	$—	$—	$312,795,904
Short-Term Investments	11,121,518	—	—	11,121,518
TOTAL INVESTMENTS	$323,917,422	$—	$—	$323,917,422
See accompanying notes to financial statements.
108

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	824,073	$ 824,073	$14,555,062	$14,515,718	$—	$—	863,417	$ 863,417	$ 8,886	$—
State Street Navigator Securities Lending Government Money Market Portfolio	4,976,109	4,976,109	62,210,822	56,928,830	—	—	10,258,101	10,258,101	17,736	—
Total		$5,800,182	$76,765,884	$71,444,548	$—	$—		$11,121,518	$26,622	$—
See accompanying notes to financial statements.
109

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AIRLINES — 0.2%
Cathay Pacific Airways, Ltd.	9,000	$ 15,753
BANKS — 4.0%
Bank of East Asia, Ltd.	25,200	81,860
Hang Seng Bank, Ltd.	10,300	254,156
		336,016
CAPITAL MARKETS — 7.0%
Hong Kong Exchanges & Clearing, Ltd.	16,800	585,542
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
HKT Trust & HKT, Ltd.	49,000	78,775
PCCW, Ltd.	57,000	35,435
		114,210
ELECTRIC UTILITIES — 6.4%
CK Infrastructure Holdings, Ltd.	8,500	69,787
CLP Holdings, Ltd.	26,000	301,403
HK Electric Investments & HK Electric Investments, Ltd.	32,500	33,204
Power Assets Holdings, Ltd.	18,500	128,323
		532,717
ELECTRICAL EQUIPMENT — 0.1%
Fullshare Holdings, Ltd.	90,000	12,038
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.2%
Link REIT	30,000	350,830
FOOD & STAPLES RETAILING — 0.7%
Dairy Farm International Holdings, Ltd.	4,300	36,077
Sun Art Retail Group, Ltd.	22,500	21,927
		58,004
FOOD PRODUCTS — 1.6%
WH Group, Ltd. (a)	122,500	131,084
GAS UTILITIES — 4.7%
China Gas Holdings, Ltd.	25,000	87,898
Hong Kong & China Gas Co., Ltd.	126,000	302,081
		389,979
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Evergrande Health Industry Group, Ltd. (b)	30,000	44,179
HEALTH CARE TECHNOLOGY — 0.8%
Alibaba Health Information Technology, Ltd. (b)	54,000	62,393
Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 8.0%
Galaxy Entertainment Group, Ltd.	30,000	$ 204,269
Melco Resorts & Entertainment, Ltd. ADR	6,835	154,403
MGM China Holdings, Ltd.	11,600	24,264
Sands China, Ltd.	34,000	170,867
Shangri-La Asia, Ltd.	26,000	36,963
SJM Holdings, Ltd.	26,000	29,676
Wynn Macau, Ltd.	20,400	48,077
		668,519
HOUSEHOLD DURABLES — 2.2%
Haier Electronics Group Co., Ltd.	17,000	49,376
Techtronic Industries Co., Ltd.	19,500	131,036
		180,412
INDUSTRIAL CONGLOMERATES — 9.8%
CK Hutchison Holdings, Ltd.	38,000	399,123
Fosun International, Ltd.	34,500	58,453
Jardine Matheson Holdings, Ltd.	3,600	224,496
Jardine Strategic Holdings, Ltd.	2,500	93,575
NWS Holdings, Ltd.	20,000	43,720
		819,367
INSURANCE — 20.5%
AIA Group, Ltd.	171,000	1,702,387
PAPER & FOREST PRODUCTS — 0.2%
Nine Dragons Paper Holdings, Ltd.	21,000	20,010
PHARMACEUTICALS — 2.7%
CSPC Pharmaceutical Group, Ltd.	68,000	126,472
Sino Biopharmaceutical, Ltd.	112,000	102,156
		228,628
REAL ESTATE MANAGEMENT & DEVELOPMENT — 21.3%
CK Asset Holdings, Ltd.	35,000	311,212
Hang Lung Group, Ltd.	14,000	44,943
Hang Lung Properties, Ltd.	26,000	63,460
Henderson Land Development Co., Ltd.	17,000	108,064
Hongkong Land Holdings, Ltd.	16,700	118,737
Hysan Development Co., Ltd.	9,000	48,211
Kerry Properties, Ltd.	8,500	37,952
New World Development Co., Ltd.	80,000	132,689
Shimao Property Holdings, Ltd.	14,500	45,347
Sino Land Co., Ltd.	43,036	83,222
Sun Hung Kai Properties, Ltd.	20,500	351,767
Swire Pacific, Ltd. Class A	7,000	90,064
Swire Pacific, Ltd. Class B	12,500	25,000
Swire Properties, Ltd.	15,000	64,491
Wharf Holdings, Ltd.	15,000	45,287
Wharf Real Estate Investment Co., Ltd.	16,000	119,135

See accompanying notes to financial statements.
110

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Wheelock & Co., Ltd.	11,000	$ 80,574
		1,770,155
ROAD & RAIL — 1.7%
MTR Corp., Ltd.	23,000	142,396
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
ASM Pacific Technology, Ltd.	4,300	47,958
SPECIALTY RETAIL — 0.2%
Chow Tai Fook Jewellery Group, Ltd.	15,200	15,374
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Yue Yuen Industrial Holdings, Ltd.	11,000	37,835
TOTAL COMMON STOCKS (Cost $7,538,092)		8,265,786

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d) (Cost $10,044)	10,044	10,044
TOTAL INVESTMENTS — 99.4% (Cost $7,548,136)		8,275,830
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		49,032
NET ASSETS — 100.0%		$ 8,324,862

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,265,786	$—	$—	$8,265,786
Short-Term Investment	10,044	—	—	10,044
TOTAL INVESTMENTS	$8,275,830	$—	$—	$8,275,830
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,358	$4,358	$30,133	$24,447	$—	$—	10,044	$10,044	$81	$—
See accompanying notes to financial statements.
111

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2019 (Unaudited)

	SPDR EURO STOXX Small Cap ETF	SPDR MSCI ACWI IMI ETF	SPDR MSCI ACWI Low Carbon Target ETF	SPDR Solactive Canada ETF
ASSETS
Investments in unaffiliated issuers, at value*	$19,520,251	$170,968,417	$61,907,806	$21,497,188
Investments in affiliated issuers, at value	1,668,766	4,181,312	899,464	1,844,410
Total Investments	21,189,017	175,149,729	62,807,270	23,341,598
Foreign currency, at value	21,961	314,492	116,512	27,502
Cash	—	—	—	—
Receivable for investments sold	—	67,616	3,519	—
Dividends receivable — unaffiliated issuers	44,340	425,186	153,464	50,817
Dividends receivable — affiliated issuers	1	1,413	541	16
Securities lending income receivable — unaffiliated issuers	586	1,825	380	1,140
Securities lending income receivable — affiliated issuers	1,517	8,271	445	1,939
Receivable from Adviser	—	—	5,345	1,149
Receivable for foreign taxes recoverable	36,060	41,519	62,060	—
Other Receivable	461	—	1,382	—
TOTAL ASSETS	21,293,943	176,010,051	63,150,918	23,424,161
LIABILITIES
Due to Broker	—	—	—	—
Payable upon return of securities loaned	1,668,359	3,761,746	648,609	1,834,989
Payable for investments purchased	—	65,281	3,519	—
Deferred foreign taxes payable	—	—	6,090	—
Advisory fee payable	7,564	36,247	15,275	3,665
Trustees’ fees and expenses payable	94	36	169	99
Accrued expenses and other liabilities	—	—	392	—
TOTAL LIABILITIES	1,676,017	3,863,310	674,054	1,838,753
NET ASSETS	$19,617,926	$172,146,741	$62,476,864	$21,585,408
NET ASSETS CONSIST OF:
Paid-in Capital	$24,271,479	$152,258,333	$59,257,222	$22,697,449
Total distributable earnings (loss)**	(4,653,553)	19,888,408	3,219,642	(1,112,041)
NET ASSETS	$19,617,926	$172,146,741	$62,476,864	$21,585,408
NET ASSET VALUE PER SHARE
Net asset value per share	$ 56.05	$ 78.25	$ 89.25	$ 57.56
Shares outstanding (unlimited amount authorized, $0.01 par value)	350,000	2,200,000	700,000	375,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$21,937,757	$150,944,960	$57,394,515	$21,683,738
Investments in affiliated issuers	1,668,766	4,192,049	906,178	1,844,410
Total cost of investments	$23,606,523	$155,137,009	$58,300,693	$23,528,148
Foreign currency, at cost	$ 22,195	$ 315,432	$ 117,532	$ 27,412
* Includes investments in securities on loan, at value	$ 2,117,956	$ 6,317,052	$ 1,877,350	$ 2,192,058
** Includes deferred foreign taxes	$ —	$ —	$ 6,090	$ —
See accompanying notes to financial statements.
112

SPDR MSCI China A Shares IMI ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR Solactive Germany ETF	SPDR Solactive Japan ETF

$5,429,296	$69,149,314	$264,386,735	$43,506,001	$286,724,311	$ 8,085,749	$ 7,119,493
30,660	1,638,926	4,915,656	554,218	4,760,075	1,788	136,378
5,459,956	70,788,240	269,302,391	44,060,219	291,484,386	8,087,537	7,255,871
30,471	142,322	633,067	121,564	554,942	6,107	35,460
—	—	—	—	160	—	—
—	—	195,229	—	—	—	—
—	348,245	1,290,523	94,969	821,109	19,259	71,216
64	74	308	24	1,104	3	4
—	893	2,803	692	879	—	43
—	941	2,458	321	6,328	—	21
—	6,252	—	—	—	437	389
—	81,765	350,310	115	409	109,630	—
—	1,383	—	2,023	—	—	—
5,490,491	71,370,115	271,777,089	44,279,927	292,869,317	8,222,973	7,363,004

—	—	—	30	—	—	—
—	1,617,662	4,816,005	552,449	4,218,140	—	134,295
—	—	208,162	—	4,264	—	—
—	—	—	27,009	457,507	—	—
2,938	18,422	66,464	11,060	71,184	1,411	1,219
2	51	259	—	414	20	48
23	1,254	—	1,285	—	—	—
2,963	1,637,389	5,090,890	591,833	4,751,509	1,431	135,562
$5,487,528	$69,732,726	$266,686,199	$43,688,094	$288,117,808	$ 8,221,542	$ 7,227,442

$5,294,444	$71,210,734	$267,943,691	$42,771,450	$286,227,777	$10,455,056	$ 9,494,423
193,084	(1,478,008)	(1,257,492)	916,644	1,890,031	(2,233,514)	(2,266,981)
$5,487,528	$69,732,726	$266,686,199	$43,688,094	$288,117,808	$ 8,221,542	$ 7,227,442

$ 21.95	$ 66.41	$ 62.02	$ 62.41	$ 59.10	$ 54.81	$ 72.27
250,000	1,050,000	4,300,000	700,000	4,875,000	150,000	100,000

$4,640,619	$70,779,504	$264,665,629	$41,830,951	$267,845,089	$ 9,232,814	$ 8,159,616
30,660	1,638,926	4,915,656	554,218	4,760,075	1,788	136,378
$4,671,279	$72,418,430	$269,581,285	$42,385,169	$272,605,164	$ 9,234,602	$ 8,295,994
$ 30,381	$ 142,626	$ 636,066	$ 121,317	$ 557,297	$ 6,157	$ 35,620
$ —	$ 3,404,360	$ 10,294,196	$ 2,804,348	$ 6,091,234	$ —	$ 465,415
$ —	$ —	$ —	$ 27,009	$ 457,507	$ —	$ —
113

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2019 (Unaudited)

	SPDR Solactive United Kingdom ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 9,985,539	$15,271,319	$502,633,878	$243,550,791
Investments in affiliated issuers, at value	11,073	153,606	5,200,916	17,224,263
Total Investments	9,996,612	15,424,925	507,834,794	260,775,054
Foreign currency, at value	42,500	47,127	316,271	643,918
Cash	579	—	—	—
Receivable for investments sold	—	19,380	—	—
Dividends receivable — unaffiliated issuers	84,416	56,927	312,289	1,155,827
Dividends receivable — affiliated issuers	4	80	2,067	458
Securities lending income receivable — unaffiliated issuers	22	140	30,539	16,462
Securities lending income receivable — affiliated issuers	9	167	8,068	21,638
Receivable from Adviser	527	—	—	—
Receivable for foreign taxes recoverable	173	10,389	—	77,583
Other Receivable	—	—	—	7,881
TOTAL ASSETS	10,124,842	15,559,135	508,504,028	262,698,821
LIABILITIES
Payable upon return of securities loaned	8,736	111,477	4,838,378	16,993,831
Payable for investments purchased	35,239	20,050	—	—
Payable for fund shares repurchased	—	—	—	—
Deferred foreign taxes payable	—	—	259,405	—
Advisory fee payable	1,710	6,255	197,812	83,703
Trustees’ fees and expenses payable	39	27	774	110
TOTAL LIABILITIES	45,724	137,809	5,296,369	17,077,644
NET ASSETS	$10,079,118	$15,421,326	$503,207,659	$245,621,177
NET ASSETS CONSIST OF:
Paid-in Capital	$11,839,057	$15,618,449	$504,822,900	$260,332,175
Total distributable earnings (loss)**	(1,759,939)	(197,123)	(1,615,241)	(14,710,998)
NET ASSETS	$10,079,118	$15,421,326	$503,207,659	$245,621,177
NET ASSET VALUE PER SHARE
Net asset value per share	$ 50.40	$ 77.11	$ 98.67	$ 66.38
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	200,000	5,100,000	3,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,718,873	$15,227,761	$435,825,534	$245,443,488
Investments in affiliated issuers	11,073	155,005	5,200,916	17,224,263
Total cost of investments	$10,729,946	$15,382,766	$441,026,450	$262,667,751
Foreign currency, at cost	$ 42,928	$ 47,456	$ 316,088	$ 650,306
* Includes investments in securities on loan, at value	$ 141,805	$ 417,561	$ 23,573,736	$ 19,490,084
** Includes deferred foreign taxes	$ —	$ —	$ 259,405	$ —
See accompanying notes to financial statements.
114

SPDR S&P Global Infrastructure ETF	SPDR Solactive Hong Kong ETF

$312,795,904	$8,265,786
11,121,518	10,044
323,917,422	8,275,830
505,147	28,101
4	—
13,942,787	—
492,214	21,877
1,013	20
—	—
2,068	—
—	424
31,906	—
—	—
338,892,561	8,326,252

10,258,101	—
9,770,794	—
5,141,469	—
—	—
105,455	1,388
—	2
25,275,819	1,390
$313,616,742	$8,324,862

$317,628,129	$7,563,996
(4,011,387)	760,866
$313,616,742	$8,324,862

$ 51.41	$ 66.60
6,100,000	125,000

$288,019,626	$7,538,092
11,121,518	10,044
$299,141,144	$7,548,136
$ 506,904	$ 28,107
$ 11,019,878	$ —
$ —	$ —
115

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2019 (Unaudited)

	SPDR EURO STOXX Small Cap ETF	SPDR MSCI ACWI IMI ETF	SPDR MSCI ACWI Low Carbon Target ETF	SPDR Solactive Canada ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 145,277	$1,722,477	$ 1,092,210	$ 382,394
Dividend income — affiliated issuers	116	5,267	3,128	244
Dividend income — non-cash transactions	—	—	49,057	33,042
Unaffiliated securities lending income	3,130	6,280	2,244	4,769
Affiliated securities lending income	4,661	28,638	3,911	8,494
Foreign taxes withheld	(20,089)	(72,590)	(52,971)	(64,353)
TOTAL INVESTMENT INCOME (LOSS)	133,095	1,690,072	1,097,579	364,590
EXPENSES
Advisory fee	47,929	171,562	158,531	22,807
Trustees’ fees and expenses	317	913	1,422	335
Miscellaneous expenses	571	72	—	—
TOTAL EXPENSES	48,817	172,547	159,953	23,142
Expenses waived/reimbursed by the Adviser	—	—	(54,266)	(7,177)
NET EXPENSES	48,817	172,547	105,687	15,965
NET INVESTMENT INCOME (LOSS)	$ 84,278	$1,517,525	$ 991,892	$ 348,625
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(303,561)	(131,233)	335,493	(152,295)
In-kind redemptions — unaffiliated issuers	(100,152)	—	13,831,015	299,180
In-kind redemptions — affiliated issuers	—	—	(7,879)	—
Foreign currency transactions	(3,868)	(510)	(19,429)	1,358
Net realized gain (loss)	(407,581)	(131,743)	14,139,200	148,243
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(1,438,164)	2,395,728	(28,027,722)	(771,888)
Investments — affiliated issuers	—	(22,861)	(14,360)	—
Foreign currency translations	(739)	(1,445)	(3,483)	(581)
Net change in unrealized appreciation/depreciation	(1,438,903)	2,371,422	(28,045,565)	(772,469)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,846,484)	2,239,679	(13,906,365)	(624,226)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,762,206)	$3,757,204	$(12,914,473)	$(275,601)
* Includes foreign capital gain taxes	$ —	$ (926)	$ —	$ —
**Includes foreign deferred taxes	$ —	$ (6,714)	$ (1,613)	$ —
See accompanying notes to financial statements.
116

SPDR MSCI China A Shares IMI ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR Solactive Germany ETF	SPDR Solactive Japan ETF

1,346	$ 912,023	$ 3,280,473	$ 283,139	$ 2,689,546	$ 48,931	$ 109,641
256	511	2,373	580	4,284	26	178
—	—	—	—	—	—	—
—	2,958	11,324	2,044	12,456	—	497
—	3,231	12,474	1,287	18,741	—	303
(178)	(73,277)	(245,113)	(33,711)	(307,854)	(4,821)	(10,927)
1,424	845,446	3,061,531	253,339	2,417,173	44,136	99,692

11,627	106,106	364,264	54,099	386,501	8,182	11,695
26	633	2,277	231	2,510	88	176
—	—	564	—	127	—	71
11,653	106,739	367,105	54,330	389,138	8,270	11,942
—	(36,002)	—	—	—	(2,543)	(3,685)
11,653	70,737	367,105	54,330	389,138	5,727	8,257
$ (10,229)	$ 774,709	$ 2,694,426	$ 199,009	$ 2,028,035	$ 38,409	$ 91,435

(72,627)	(71,975)	(1,934,479)	(149,724)	(4,308,146)	5,539	(75,582)
—	897,084	2,345,148	—	—	—	(569,386)
—	—	—	—	—	—	—
2,310	(3,986)	(7,223)	(6,018)	(12,796)	(469)	(757)
(70,317)	821,123	403,446	(155,742)	(4,320,942)	5,070	(645,725)

1,050,888	(4,701,658)	(8,145,213)	1,253,239	5,598,940	(881,628)	(955,884)
—	—	—	—	—	—	—
229	(2,977)	(10,008)	(595)	(15,184)	(3,724)	506
1,051,117	(4,704,635)	(8,155,221)	1,252,644	5,583,756	(885,352)	(955,378)
980,800	(3,883,512)	(7,751,775)	1,096,902	1,262,814	(880,282)	(1,601,103)
$ 970,571	$(3,108,803)	$(5,057,349)	$1,295,911	$ 3,290,849	$(841,873)	$(1,509,668)
$ —	$ —	$ —	$ —	$ —	$ —	$ —
$ —	$ —	$ —	$ 22,144	$ 47,450	$ —	$ —
117

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2019 (Unaudited)

	SPDR Solactive United Kingdom ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 216,428	$ 337,759	$ 1,331,012	$ 4,491,758
Dividend income — affiliated issuers	156	617	10,617	6,335
Dividend income — non-cash transactions	25,634	—	—	—
Unaffiliated securities lending income	46	139	107,527	43,929
Affiliated securities lending income	230	1,301	42,768	124,076
Foreign taxes withheld	(2,762)	(13,603)	(55,133)	(353,529)
TOTAL INVESTMENT INCOME (LOSS)	239,732	326,213	1,436,791	4,312,569
EXPENSES
Advisory fee	9,655	42,547	1,047,365	445,758
Trustees’ fees and expenses	125	270	4,377	1,751
Miscellaneous expenses	—	4	—	3,585
TOTAL EXPENSES	9,780	42,821	1,051,742	451,094
Expenses waived/reimbursed by the Adviser	(3,021)	—	—	—
NET EXPENSES	6,759	42,821	1,051,742	451,094
NET INVESTMENT INCOME (LOSS)	$ 232,973	$ 283,392	$ 385,049	$ 3,861,475
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(64,840)	(20,566)	(762,098)	(3,727,648)
In-kind redemptions — unaffiliated issuers	—	2,143,039	—	1,077,335
In-kind redemptions — affiliated issuers	—	(867)	—	—
Foreign currency transactions	850	(717)	(30,999)	(22,322)
Net realized gain (loss)	(63,990)	2,120,889	(793,097)	(2,672,635)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(347,710)	(2,661,595)	16,090,658	1,612,925
Investments — affiliated issuers	—	(397)	—	—
Foreign currency translations	(626)	23	5,153	(8,716)
Net change in unrealized appreciation/depreciation	(348,336)	(2,661,969)	16,095,811	1,604,209
NET REALIZED AND UNREALIZED GAIN (LOSS)	(412,326)	(541,080)	15,302,714	(1,068,426)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(179,353)	$ (257,688)	$15,687,763	$ 2,793,049
* Includes foreign capital gain taxes	$ —	$ —	$ (140)	$ —
**Includes foreign deferred taxes	$ —	$ —	$ (117,105)	$ —
See accompanying notes to financial statements.
118

SPDR S&P Global Infrastructure ETF	SPDR Solactive Hong Kong ETF

4,349,946	61,647
8,886	81
397,823	—
14,388	—
17,736	—
(254,031)	—
4,534,748	61,728

564,773	6,500
2,056	48
111	—
566,940	6,548
—	(1,998)
566,940	4,550
$ 3,967,808	$ 57,178

(4,161,082)	(4,140)
1,048,211	—
—	—
836	(71)
(3,112,035)	(4,211)

22,941,957	657,067
—	—
(4,447)	14
22,937,510	657,081
19,825,475	652,870
$23,793,283	$710,048
$ —	$ —
$ —	$ —
119

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX Small Cap ETF		SPDR MSCI ACWI IMI ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 84,278	$ 787,122	$ 1,517,525	$ 2,130,696
Net realized gain (loss)	(407,581)	1,637,662	(131,743)	(929,871)
Net change in unrealized appreciation/depreciation	(1,438,903)	(3,912,462)	2,371,422	8,391,297
Net increase (decrease) in net assets resulting from operations	(1,762,206)	(1,487,678)	3,757,204	9,592,122
Net equalization credits and charges	8,669	(10,680)	—	—
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(265,715)	(716,377)	(1,396,705)	(2,168,172)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	22,456,335	64,343,370	7,697,588
Cost of shares redeemed	(8,253,507)	(9,121,521)	—	—
Net income equalization	(8,669)	10,680	—	—
Other Capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(8,262,176)	13,345,494	64,343,370	7,697,588
Net increase (decrease) in net assets during the period	(10,281,428)	11,130,759	66,703,869	15,121,538
Net assets at beginning of period	29,899,354	18,768,595	105,442,872	90,321,334
NET ASSETS AT END OF PERIOD	$ 19,617,926	$29,899,354	$172,146,741	$105,442,872
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	350,000	900,000	100,000
Shares redeemed	(150,000)	(150,000)	—	—
Net increase (decrease)	(150,000)	200,000	900,000	100,000
See accompanying notes to financial statements.
120

SPDR MSCI ACWI Low Carbon Target ETF		SPDR Solactive Canada ETF		SPDR MSCI China A Shares IMI ETF
Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18

$ 991,892	$ 3,379,168	$ 348,625	$ 843,038	$ (10,229)	$ 25,068
14,139,200	(813,547)	148,243	4,939,719	(70,317)	(430,866)
(28,045,565)	11,315,089	(772,469)	(4,988,398)	1,051,117	(184,345)
(12,914,473)	13,880,710	(275,601)	794,359	970,571	(590,143)
(56,984)	10,352	3,886	(89,603)	12,517	4,087

(1,749,125)	(3,105,868)	(406,451)	(809,694)	(48,739)	—

8,711,509	8,953,370	1,421,081	11,903,961	1,736,046	2,878,344
(97,534,123)	—	(2,891,501)	(26,903,484)	—	(1,833,838)
56,984	(10,352)	(3,886)	89,603	(12,517)	(4,087)
1,344	—	—	—	4,340	13,614
(88,764,286)	8,943,018	(1,474,306)	(14,909,920)	1,727,869	1,054,033
(103,484,868)	19,728,212	(2,152,472)	(15,014,858)	2,662,218	467,977
165,961,732	146,233,520	23,737,880	38,752,738	2,825,310	2,357,333
$ 62,476,864	$165,961,732	$21,585,408	$ 23,737,880	$5,487,528	$ 2,825,310

100,000	100,000	25,000	200,000	100,000	150,000
(1,200,000)	—	(50,000)	(450,000)	—	(100,000)
(1,100,000)	100,000	(25,000)	(250,000)	100,000	50,000
121

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF		SPDR MSCI EAFE StrategicFactors ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 774,709	$ 1,855,345	$ 2,694,426	$ 6,813,398
Net realized gain (loss)	821,123	468,892	403,446	10,813,613
Net change in unrealized appreciation/depreciation	(4,704,635)	(2,213,549)	(8,155,221)	(11,634,680)
Net increase (decrease) in net assets resulting from operations	(3,108,803)	110,688	(5,057,349)	5,992,331
Net equalization credits and charges	(13,251)	33,414	—	—
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(754,127)	(1,651,338)	(3,421,478)	(5,556,394)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,143,201	36,052,585	30,122,861	124,526,183
Cost of shares redeemed	(6,484,850)	(3,554,531)	(20,899,522)	(51,668,047)
Net income equalization	13,251	(33,414)	—	—
Other Capital	—	—	828	2,733
Net increase (decrease) in net assets from beneficial interest transactions	(3,328,398)	32,464,640	9,224,167	72,860,869
Net increase (decrease) in net assets during the period	(7,204,579)	30,957,404	745,340	73,296,806
Net assets at beginning of period	76,937,305	45,979,901	265,940,859	192,644,053
NET ASSETS AT END OF PERIOD	$69,732,726	$76,937,305	$266,686,199	$265,940,859
SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	500,000	500,000	1,900,000
Shares redeemed	(100,000)	(50,000)	(350,000)	(800,000)
Net increase (decrease)	(50,000)	450,000	150,000	1,100,000
See accompanying notes to financial statements.
122

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactors ETF		SPDR Solactive Germany ETF
Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18

$ 199,009	$ 504,396	$ 2,028,035	$ 6,589,120	$ 38,409	$ 229,558
(155,742)	(454,590)	(4,320,942)	150,612	5,070	2,316,150
1,252,644	(1,180,841)	5,583,756	(13,458,271)	(885,352)	(2,004,301)
1,295,911	(1,131,035)	3,290,849	(6,718,539)	(841,873)	541,407
23,397	88,133	—	—	—	(10,781)

(540,997)	(356,633)	(5,313,521)	(5,284,674)	(10,944)	(251,826)

11,556,422	16,522,790	23,395,176	108,165,929	—	6,122,919
—	—	—	(43,549,399)	—	(16,255,158)
(23,397)	(88,133)	—	—	—	10,781
18,915	4,608	20,073	166,951	—	—
11,551,940	16,439,265	23,415,249	64,783,481	—	(10,121,458)
12,330,251	15,039,730	21,392,577	52,780,268	(852,817)	(9,842,658)
31,357,843	16,318,113	266,725,231	213,944,963	9,074,359	18,917,017
$43,688,094	$31,357,843	$288,117,808	$266,725,231	$8,221,542	$ 9,074,359

200,000	250,000	400,000	1,675,000	—	100,000
—	—	—	(725,000)	—	(250,000)
200,000	250,000	400,000	950,000	—	(150,000)
123

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Solactive Japan ETF		SPDR Solactive United Kingdom ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 91,435	$ 357,456	$ 232,973	$ 516,839
Net realized gain (loss)	(645,725)	1,466,269	(63,990)	100,427
Net change in unrealized appreciation/depreciation	(955,378)	(1,092,773)	(348,336)	(315,569)
Net increase (decrease) in net assets resulting from operations	(1,509,668)	730,952	(179,353)	301,697
Net equalization credits and charges	43,737	(13,547)	—	61,130
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(241,699)	(324,635)	(230,607)	(488,238)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	24,019,758	—	18,744,529
Cost of shares redeemed	(7,067,662)	(23,276,759)	—	(13,367,633)
Net income equalization	(43,737)	13,547	—	(61,130)
Other Capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(7,111,399)	756,546	—	5,315,766
Net increase (decrease) in net assets during the period	(8,819,029)	1,149,316	(409,960)	5,190,355
Net assets at beginning of period	16,046,471	14,897,155	10,489,078	5,298,723
NET ASSETS AT END OF PERIOD	$ 7,227,442	$ 16,046,471	$10,079,118	$ 10,489,078
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	300,000	—	350,000
Shares redeemed	(100,000)	(300,000)	—	(250,000)
Net increase (decrease)	(100,000)	—	—	100,000
See accompanying notes to financial statements.
124

SPDR MSCI World StrategicFactors ETF		SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Global Dividend ETF
Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18

$ 283,392	$ 600,775	$ 385,049	$ 9,028,728	$ 3,861,475	$ 7,711,366
2,120,889	1,337,794	(793,097)	5,398,566	(2,672,635)	12,291,119
(2,661,969)	896,986	16,095,811	(16,726,431)	1,604,209	(12,885,826)
(257,688)	2,835,555	15,687,763	(2,299,137)	2,793,049	7,116,659
—	—	—	—	(22,341)	151,319

(388,095)	(617,481)	(6,884,480)	(8,629,436)	(4,732,910)	(6,810,482)

—	15,149,291	56,416,553	74,204,656	50,165,668	110,524,336
(15,400,953)	(7,504,842)	—	(39,087,690)	(10,022,399)	(69,138,491)
—	—	—	—	22,341	(151,319)
—	—	84,712	61,962	479	93
(15,400,953)	7,644,449	56,501,265	35,178,928	40,166,089	41,234,619
(16,046,736)	9,862,523	65,304,548	24,250,355	38,203,887	41,692,115
31,468,062	21,605,539	437,903,111	413,652,756	207,417,290	165,725,175
$ 15,421,326	$31,468,062	$503,207,659	$437,903,111	$245,621,177	$207,417,290

—	200,000	600,000	700,000	800,000	1,550,000
(200,000)	(100,000)	—	(400,000)	(150,000)	(950,000)
(200,000)	100,000	600,000	300,000	650,000	600,000
125

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Global Infrastructure ETF		SPDR Solactive Hong Kong ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Six Months Ended 3/31/19 (Unaudited)	For the Period 9/18/18* - 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,967,808	$ 7,591,284	$ 57,178	$ 1,594
Net realized gain (loss)	(3,112,035)	(4,447,099)	(4,211)	72
Net change in unrealized appreciation/depreciation	22,937,510	(11,198,242)	657,081	70,606
Net increase (decrease) in net assets resulting from operations	23,793,283	(8,054,057)	710,048	72,272
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(4,904,492)	(6,140,614)	(21,454)	—
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	47,658,862	90,329,739	1,553,519	6,000,000
Cost of shares redeemed	(5,141,469)	(5,306,625)	—	—
Other Capital	1,321	3,844	2,121	8,356
Net increase (decrease) in net assets from beneficial interest transactions	42,518,714	85,026,958	1,555,640	6,008,356
Net increase (decrease) in net assets during the period	61,407,505	70,832,287	2,244,234	6,080,628
Net assets at beginning of period	252,209,237	181,376,950	6,080,628	—
NET ASSETS AT END OF PERIOD	$313,616,742	$252,209,237	$8,324,862	$6,080,628
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000	1,800,000	25,000	100,000
Shares redeemed	(100,000)	(100,000)	—	—
Net increase (decrease)	900,000	1,700,000	25,000	100,000
*	Inception date.
See accompanying notes to financial statements.
126

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX Small Cap ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$ 59.80	$ 62.56	$ 47.42	$ 46.83	$ 50.65	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	1.41	0.94	1.00	1.18	0.16
Net realized and unrealized gain (loss) (b)	(3.33)	(3.00)	15.17	0.43	(4.00)	(9.47)
Total from investment operations	(3.11)	(1.59)	16.11	1.43	(2.82)	(9.31)
Net equalization credits and charges (a)	0.02	(0.02)	0.01	(0.04)	0.40	—
Voluntary contribution from Adviser	—	—	—	—	—	0.07
Distributions to shareholders from:
Net investment income	(0.66)	(1.15)	(0.98)	(0.80)	(1.40)	(0.11)
Net asset value, end of period	$ 56.05	$ 59.80	$ 62.56	$ 47.42	$ 46.83	$ 50.65
Total return (c)	(5.04)%	(2.59)%	34.30%	3.14%	(4.97)%	(15.43)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,618	$29,899	$18,769	$11,854	$11,708	$ 7,598
Ratios to average net assets:
Total expenses	0.46%(e)	0.46%	0.45%	0.45%	0.46%	0.45%(e)
Net investment income (loss)	0.79%(e)	2.25%	1.79%	2.13%	2.33%	0.89%(e)
Portfolio turnover rate (f)	19%(g)	61%	40%	53%	46%	30%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If the Adviser had not made a contribution during the period ended September 30, 2014, the total return would have been (15.54)%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
127

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI IMI ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 81.11	$ 75.27	$ 64.88	$ 58.64	$ 63.82	$ 58.20
Income (loss) from investment operations:
Net investment income (loss) (a)	0.83	1.71	1.55	1.53	1.74	1.48
Net realized and unrealized gain (loss) (b)	(2.95)	5.89	10.34	6.12	(5.17)	5.39
Total from investment operations	(2.12)	7.60	11.89	7.65	(3.43)	6.87
Distributions to shareholders from:
Net investment income	(0.74)	(1.76)	(1.50)	(1.41)	(1.75)	(1.21)
Net realized gains	—	—	—	—	(0.00)(c)	(0.04)
Total distributions	(0.74)	(1.76)	(1.50)	(1.41)	(1.75)	(1.25)
Net asset value, end of period	$ 78.25	$ 81.11	$ 75.27	$ 64.88	$ 58.64	$ 63.82
Total return (d)	(2.51)%	10.17%	18.58%	13.20%	(5.61)%	11.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$172,147	$105,443	$90,321	$64,883	$35,186	$57,434
Ratios to average net assets:
Total expenses	0.25%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.21%(e)	2.16%	2.25%	2.48%	2.70%	2.31%
Portfolio turnover rate (f)	2%(g)	4%	2%	2%	3%	0%(h)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount is less than 0.5%.
See accompanying notes to financial statements.
128

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Low Carbon Target ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	For the Period 11/26/14* - 9/30/15
Net asset value, beginning of period	$ 92.20	$ 86.02	$ 74.37	$ 67.90	$ 75.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.80	1.96	1.82	1.69	1.53
Net realized and unrealized gain (loss) (b)	(2.67)	6.04	11.37	6.47	(7.64)
Total from investment operations	(1.87)	8.00	13.19	8.16	(6.11)
Net equalization credits and charges (a)	(0.05)	0.01	0.17	0.02	0.03
Other capital	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.03)	(1.83)	(1.71)	(1.66)	(1.02)
Net realized gains	—	—	—	(0.05)	—
Total distributions	(1.03)	(1.83)	(1.71)	(1.71)	(1.02)
Net asset value, end of period	$ 89.25	$ 92.20	$ 86.02	$ 74.37	$ 67.90
Total return (d)	(1.94)%	9.36%	18.16%	12.22%	(8.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$62,477	$165,962	$146,234	$96,683	$81,474
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%	0.30%(e)
Net expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.88%(e)	2.17%	2.28%	2.38%	2.42%(e)
Portfolio turnover rate (f)	10%(g)	17%	12%	12%	4%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
129

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Canada ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$ 59.34	$ 59.62	$ 52.66	$ 46.60	$ 59.82	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.84	1.28	1.17	1.13	1.18	0.39
Net realized and unrealized gain (loss) (b)	(1.67)	(0.21)	6.80	5.90	(13.19)	(0.55)
Total from investment operations	(0.83)	1.07	7.97	7.03	(12.01)	(0.16)
Net equalization credits and charges (a)	0.01	(0.14)	0.09	0.11	0.40	—
Distributions to shareholders from:
Net investment income	(0.96)	(1.21)	(1.10)	(1.08)	(1.61)	(0.02)
Net asset value, end of period	$ 57.56	$ 59.34	$ 59.62	$ 52.66	$ 46.60	$59.82
Total return (c)	(1.14)%	1.54%	15.52%	15.62%	(19.84)%	(0.26)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,585	$23,738	$38,753	$18,430	$ 9,319	$2,991
Ratios to average net assets:
Total expenses	0.20%(d)	0.30%	0.30%	0.30%	0.30%	0.30%(d)
Net expenses	0.14%(d)	0.30%	0.30%	0.30%	0.30%	0.30%(d)
Net investment income (loss)	3.06%(d)	2.15%	2.11%	2.30%	2.21%	2.06%(d)
Portfolio turnover rate (e)	5%(f)	29%	17%	21%	15%	2%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
130

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI China A Shares IMI ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	For the Period 10/29/15* - 9/30/16
Net asset value, beginning of period	$18.84	$ 23.57	$21.47	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.05)	0.21	0.13	0.15
Net realized and unrealized gain (loss) (b)	3.32	(5.08)	2.18	(3.43)
Total from investment operations	3.27	(4.87)	2.31	(3.28)
Net equalization credits and charges (a)	0.06	0.03	—	—
Other capital	0.02	0.11	—	0.06
Distributions to shareholders from:
Net investment income	(0.24)	—	(0.13)	(0.31)
Return of Capital	—	—	(0.08)	—
Total distributions	(0.24)	—	(0.21)	(0.31)
Net asset value, end of period	$21.95	$ 18.84	$23.57	$ 21.47
Total return (c)	18.26%	(20.13)%	10.82%	(12.92)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,488	$ 2,825	$2,357	$ 2,147
Ratios to average net assets:
Total expenses	0.65%(d)	0.65%	0.65%	0.66%(d)
Net investment income (loss)	(0.57)%(d)	0.96%	0.60%	0.74%(d)
Portfolio turnover rate (e)	3%(f)	84%	1%	14%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
131

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	For the Period 10/25/16* - 9/30/17
Net asset value, beginning of period	$ 69.94	$ 70.74	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.70	2.10	1.72
Net realized and unrealized gain (loss) (b)	(3.53)	(1.07)	10.56
Total from investment operations	(2.83)	1.03	12.28
Net equalization credits and charges (a)	(0.01)	0.04	0.02
Distributions to shareholders from:
Net investment income	(0.69)	(1.62)	(1.56)
Net realized gains	—	(0.25)	—
Total distributions	(0.69)	(1.87)	(1.56)
Net asset value, end of period	$ 66.41	$ 69.94	$ 70.74
Total return (c)	(3.98)%	1.48%	20.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$69,733	$76,937	$45,980
Ratios to average net assets:
Total expenses	0.30%(d)	0.30%	0.30%(d)
Net expenses	0.20%(d)	0.20%	0.20%(d)
Net investment income (loss)	2.19%(d)	2.93%	2.83%(d)
Portfolio turnover rate (e)	2%(f)	5%	9%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
132

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$ 64.08	$ 63.16	$ 55.43	$52.68	$57.28	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.66	1.85	1.90	1.56	1.60	0.45
Net realized and unrealized gain (loss) (b)	(1.84)	0.64	6.86	2.70	(4.56)	(3.14)
Total from investment operations	(1.18)	2.49	8.76	4.26	(2.96)	(2.69)
Other capital	0.00(c)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.88)	(1.57)	(1.03)	(1.51)	(1.64)	(0.03)
Net realized gains	—	—	—	—	(0.00)(c)	—
Total distributions	(0.88)	(1.57)	(1.03)	(1.51)	(1.64)	(0.03)
Net asset value, end of period	$ 62.02	$ 64.08	$ 63.16	$55.43	$52.68	$57.28
Total return (d)	(1.72)%	3.95%	15.92%	8.21%	(5.34)%	(4.48)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$266,686	$265,941	$192,644	$8,315	$5,268	$5,728
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%	0.30%	0.30%(e)
Net investment income (loss)	2.22%(e)	2.87%	3.20%	2.89%	2.80%	2.35%(e)
Portfolio turnover rate (f)	7%(g)	6%	9%	20%	14%	0%(g)(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount shown represents less than 0.5%.
See accompanying notes to financial statements.
133

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	For the Period 10/25/16* - 9/30/17
Net asset value, beginning of period	$ 62.72	$ 65.27	$ 55.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	1.42	1.38
Net realized and unrealized gain (loss) (b)	0.27	(3.17)	9.81
Total from investment operations	0.60	(1.75)	11.19
Net equalization credits and charges (a)	0.04	0.25	0.17
Other capital	0.03	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.98)	(0.62)	(1.12)
Net realized gains	—	(0.44)	—
Total distributions	(0.98)	(1.06)	(1.12)
Net asset value, end of period	$ 62.41	$ 62.72	$ 65.27
Total return (c)	1.22%	(2.41)%	21.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$43,688	$31,358	$16,318
Ratios to average net assets:
Total expenses	0.30%(d)	0.30%	0.30%(d)
Net investment income (loss)	1.10%(d)	2.10%	2.44%(d)
Portfolio turnover rate (e)	2%(f)	8%	2%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
134

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$ 59.60	$ 60.69	$ 53.58	$ 47.58	$ 59.59	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.45	1.53	1.40	1.27	1.58	0.77
Net realized and unrealized gain (loss) (b)	0.24	(1.35)	6.69	5.69	(12.48)	(1.23)
Total from investment operations	0.69	0.18	8.09	6.96	(10.90)	(0.46)
Other capital	0.00(c)	0.04	0.01	0.05	0.20	0.06
Distributions to shareholders from:
Net investment income	(1.19)	(1.31)	(0.99)	(1.01)	(1.31)	(0.01)
Net realized gains	—	—	—	—	(0.00)(c)	—
Total distributions	(1.19)	(1.31)	(0.99)	(1.01)	(1.31)	(0.01)
Net asset value, end of period	$ 59.10	$ 59.60	$ 60.69	$ 53.58	$ 47.58	$59.59
Total return (d)	1.29%	0.23%	15.39%	15.00%	(18.29)%	(0.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$288,118	$266,725	$213,945	$116,539	$71,371	$5,959
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%	0.30%	0.31%(e)
Net investment income (loss)	1.57%(e)	2.44%	2.50%	2.59%	2.82%	3.85%(e)
Portfolio turnover rate (f)	10%(g)	30%	17%	34%	23%	0%(g)(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount shown represents less than 0.5%.
See accompanying notes to financial statements.
135

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Germany ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$60.50	$63.06	$ 52.12	$ 48.44	$53.58	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	1.13	1.39(b)	1.20	1.24	0.02(c)
Net realized and unrealized gain (loss) (d)	(5.88)	(2.06)	10.33	3.33	(5.39)	(6.44)
Total from investment operations	(5.62)	(0.93)	11.72	4.53	(4.15)	(6.42)
Net equalization credits and charges (a)	—	(0.05)	0.58	0.20	0.18	—
Distributions to shareholders from:
Net investment income	(0.07)	(1.58)	(1.36)	(1.05)	(1.17)	(0.00)(e)
Net asset value, end of period	$54.81	$60.50	$ 63.06	$ 52.12	$48.44	$ 53.58
Total return (f)	(9.27)%	(1.64)%	23.78%(b)	9.99%	(7.64)%	(10.70)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,222	$9,074	$18,917	$13,031	$9,688	$ 5,358
Ratios to average net assets:
Total expenses	0.20%(g)	0.30%	0.30%	0.30%	0.30%	0.30%(g)
Net expenses	0.14%(g)	0.30%	0.30%	0.30%	0.30%	0.30%(g)
Net investment income (loss)	0.94%(g)	1.76%	2.44%(b)	2.37%	2.26%	0.11%(c)(g)
Portfolio turnover rate (h)	7%(i)	28%	19%	27%	18%	1%(i)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.29 per share and 0.50% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 23.40%.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.02 per share and 0.04% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (10.73)%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
136

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Japan ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$80.23	$ 74.49	$ 67.43	$ 59.76	$ 60.46	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	1.50	1.16	0.95	0.88	0.41
Net realized and unrealized gain (loss) (b)	(7.58)	5.63	6.99	7.42	(0.97)	0.05
Total from investment operations	(7.02)	7.13	8.15	8.37	(0.09)	0.46
Net equalization credits and charges (a)	0.27	(0.06)	(0.01)	0.27	0.24	—
Distributions to shareholders from:
Net investment income	(1.21)	(1.33)	(1.08)	(0.96)	(0.84)	—
Net realized gains	—	—	—	(0.01)	(0.01)	—
Total distributions	(1.21)	(1.33)	(1.08)	(0.97)	(0.85)	—
Net asset value, end of period	$72.27	$ 80.23	$ 74.49	$ 67.43	$ 59.76	$60.46
Total return (c)	(8.31)%	9.52%	12.21%	14.55%	0.21%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,227	$16,046	$14,897	$13,487	$11,951	$6,046
Ratios to average net assets:
Total expenses	0.20%(d)	0.30%	0.30%	0.30%	0.30%	0.30%(d)
Net expenses	0.14%(d)	0.30%	0.30%	0.30%	0.30%	0.30%(d)
Net investment income (loss)	1.56%(d)	1.89%	1.67%	1.48%	1.38%	2.21%(d)
Portfolio turnover rate (e)	2%(f)	53%	22%	23%	23%	0%(f)(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
(g)	Amount shown represents less than 0.5%.
See accompanying notes to financial statements.
137

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive United Kingdom ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$ 52.45	$ 52.99	$48.26	$50.14	$57.08	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.16	2.34	2.26	1.82	2.18	0.62(b)
Net realized and unrealized gain (loss) (c)	(2.06)	(1.29)	3.20	(1.77)	(7.43)	(3.53)
Total from investment operations	(0.90)	1.05	5.46	0.05	(5.25)	(2.91)
Net equalization credits and charges (a)	—	0.28	1.18	—	0.34	—
Distributions to shareholders from:
Net investment income	(1.15)	(1.87)	(1.91)	(1.93)	(2.03)	(0.01)
Net asset value, end of period	$ 50.40	$ 52.45	$52.99	$48.26	$50.14	$57.08
Total return (d)	(1.45)%	2.46%	14.13%	0.18%	(8.85)%	(4.86)%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,079	$10,489	$5,299	$2,413	$2,507	$5,708
Ratios to average net assets:
Total expenses	0.20%(e)	0.30%	0.30%	0.31%	0.30%	0.30%(e)
Net expenses	0.14%(e)	0.30%	0.30%	0.31%	0.30%	0.30%(e)
Net investment income (loss)	4.83%(e)	4.38%	4.49%	3.71%	3.90%	3.40%(b)(e)
Portfolio turnover rate (f)	7%(g)	50%	27%	24%	31%	0%(g)(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.10 per share and 0.18% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (5.02)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount shown represents less than 0.5%.
See accompanying notes to financial statements.
138

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$ 78.67	$ 72.02	$ 63.75	$57.96	$59.95	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	1.61	1.58	1.40	1.35	0.37
Net realized and unrealized gain (loss) (b)	(1.32)	6.89	8.20	6.46	(2.04)	(0.38)
Total from investment operations	(0.59)	8.50	9.78	7.86	(0.69)	(0.01)
Distributions to shareholders from:
Net investment income	(0.97)	(1.48)	(1.51)	(1.37)	(1.30)	(0.04)
Net realized gains	—	(0.37)	—	(0.70)	(0.00)(c)	—
Total distributions	(0.97)	(1.85)	(1.51)	(2.07)	(1.30)	(0.04)
Net asset value, end of period	$ 77.11	$ 78.67	$ 72.02	$63.75	$57.96	$59.95
Total return (d)	(0.60)%	11.93%	15.53%	13.78%	(1.25)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,421	$31,468	$21,606	$6,375	$5,796	$5,995
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%	0.30%	0.30%(e)
Net investment income (loss)	2.00%(e)	2.13%	2.32%	2.29%	2.18%	1.90%(e)
Portfolio turnover rate (f)	8%(g)	18%	12%	18%	13%	0%(g)(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount shown represents less than 0.5%.
See accompanying notes to financial statements.
139

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 97.31	$ 98.49	$ 81.92	$ 72.62	$ 83.84	$ 75.37
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	1.93	1.71	1.38	1.83	1.74
Net realized and unrealized gain (loss) (b)	2.72	(1.22)	16.67	10.81	(11.83)	7.95
Total from investment operations	2.80	0.71	18.38	12.19	(10.00)	9.69
Other capital	0.02	0.01	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.46)	(1.90)	(1.81)	(2.89)	(1.22)	(1.22)
Net asset value, end of period	$ 98.67	$ 97.31	$ 98.49	$ 81.92	$ 72.62	$ 83.84
Total return (d)	3.08%	0.63%	23.02%	17.24%	(12.15)%	12.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$503,208	$437,903	$413,653	$335,858	$428,447	$687,494
Ratios to average net assets:
Total expenses	0.49%(e)	0.49%	0.49%	0.49%	0.53%	0.59%
Net investment income (loss)	0.18%(e)	1.86%	1.98%	1.85%	2.14%	2.17%
Portfolio turnover rate (f)	1%(g)	5%	4%	1%	28%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
140

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 68.01	$ 67.64	$ 63.21	$ 58.60	$ 64.89	$ 63.33
Income (loss) from investment operations:
Net investment income (loss) (a)	1.13	2.84	2.44	2.56	2.70	2.99
Net realized and unrealized gain (loss) (b)	(1.31)	(0.04)	4.19	4.87	(6.27)	1.32
Total from investment operations	(0.18)	2.80	6.63	7.43	(3.57)	4.31
Net equalization credits and charges (a)	(0.01)	0.06	0.10	0.08	0.39	0.06
Other capital	0.00(c)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.44)	(2.49)	(2.30)	(2.61)	(2.61)	(2.81)
Net realized gains	—	—	—	(0.29)	(0.50)	—
Total distributions	(1.44)	(2.49)	(2.30)	(2.90)	(3.11)	(2.81)
Net asset value, end of period	$ 66.38	$ 68.01	$ 67.64	$ 63.21	$ 58.60	$ 64.89
Total return (d)	(0.15)%	4.23%	10.83%	13.16%	(5.17)%	6.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$245,621	$207,417	$165,725	$104,298	$73,250	$29,200
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.47%(e)	4.12%	3.76%	4.27%	4.16%	4.46%
Portfolio turnover rate (f)	54%(g)	39%	47%	49%	31%	37%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
141

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 48.50	$ 51.82	$ 47.69	$ 43.31	$ 48.84	$ 43.51
Income (loss) from investment operations:
Net investment income (loss) (a)	0.67	1.81	1.73	1.58	1.46	1.68
Net realized and unrealized gain (loss) (b)	3.04	(3.55)	4.03	4.23	(5.62)	5.20
Total from investment operations	3.71	(1.74)	5.76	5.81	(4.16)	6.88
Other capital	0.00(c)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.80)	(1.58)	(1.63)	(1.43)	(1.37)	(1.55)
Voluntary Contribution by Adviser	—	—	—	—	(1.37)	(1.55)
Net asset value, end of period	$ 51.41	$ 48.50	$ 51.82	$ 47.69	$ 43.31	$ 48.84
Total return (d)	7.89%	(3.43)%	12.35%	13.85%	(8.77)%	15.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$313,617	$252,209	$181,377	$85,850	$56,299	$112,333
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.41%
Net investment income (loss)	2.81%(e)	3.61%	3.54%	3.55%	3.03%	3.51%
Portfolio turnover rate (f)	3%(g)	21%	22%	21%	7%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
142

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Hong Kong ETF
	Six Months Ended 3/31/19 (Unaudited)	For the Period 9/19/18* - 9/30/18
Net asset value, beginning of period	$60.81	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	0.02
Net realized and unrealized gain (loss) (b)	5.45	0.69
Total from investment operations	5.98	0.71
Other capital	0.02	0.10
Distributions to shareholders from:
Net investment income	(0.21)	—
Net asset value, end of period	$66.60	$60.81
Total return (c)	9.94%	1.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,325	$6,081
Ratios to average net assets:
Total expenses	0.20%(d)	0.20%(d)
Net expenses	0.14%(d)	0.14%(d)
Net investment income (loss)	1.76%(d)	0.80%(d)
Portfolio turnover rate (e)	2%(f)	0%(f)(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
(g)	Amount is less than 0.5%.
See accompanying notes to financial statements.
143

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2019, the Trust consists of thirty-one (31) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX Small Cap ETF
SPDR MSCI ACWI IMI ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF
SPDR MSCI China A Shares IMI ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR Solactive Germany ETF
SPDR Solactive Japan ETF
SPDR Solactive United Kingdom ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR Solactive Hong Kong ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
144

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
145

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended March 31, 2019:
SPDR EURO STOXX Small Cap ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF
SPDR MSCI China A Shares IMI ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR Solactive Japan ETF
SPDR S&P Global Dividend ETF
Distributions
The following Fund declares and distributes from net investment income, if any, to its shareholders quarterly:
SPDR S&P Global Dividend ETF
The following Funds declare and distribute from net investment income, if any, to its shareholders semi-annually:
SPDR EURO STOXX Small Cap ETF
SPDR MSCI ACWI IMI ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF
SPDR MSCI China A Shares IMI ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR Solactive Germany ETF
SPDR Solactive Japan ETF
SPDR Solactive United Kingdom ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Infrastructure ETF
SPDR Solactive Hong Kong ETF
146

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser (“Management/Advisory fee”) a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX Small Cap ETF	0.45%
SPDR MSCI ACWI IMI ETF	0.25
SPDR MSCI ACWI Low Carbon Target ETF	0.30
SPDR Solactive Canada ETF	0.20
SPDR MSCI China A Shares IMI ETF	0.65
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR Solactive Germany ETF	0.20
SPDR Solactive Japan ETF	0.20
SPDR Solactive United Kingdom ETF	0.20
SPDR MSCI World StrategicFactors ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Global Dividend ETF	0.40
SPDR S&P Global Infrastructure ETF	0.40
SPDR Solactive Hong Kong ETF	0.20
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2020.
The Adviser has contractually agreed to waive a portion of its management fee and reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the SPDR MSCI ACWI Low Carbon Target ETF and the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF will be limited to 0.20% of each Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement. Such fees and expenses paid by the Adviser are limited to certain direct operating expenses of a Fund and, therefore, do not include a Fund’s acquired fund fees and expenses, if any. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2020, the waiver may be cancelled or modified at any time. For the period ended March 31, 2019, the SPDR MSCI ACWI Low Carbon Target ETF and the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF waived $54,266 and $36,002, respectively.
147

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

The Adviser has contractually agreed to waive a portion of its management fee and reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the SPDR Solactive Canada ETF, SPDR Solactive Germany ETF, SPDR Solactive Japan ETF, SPDR Solactive United Kingdom ETF and SPDR Solactive Hong Kong ETF will be limited to 0.14% of each Fund's average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement. Such fees and expenses paid by the Adviser are limited to certain direct operating expenses of a Fund and, therefore, do not include a Fund's acquired fund fees and expenses, if any. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2020, the waiver may be cancelled or modified at any time. For the period ended March 31, 2019, the SPDR Solactive Canada ETF, SPDR Solactive Germany ETF, SPDR Solactive Japan ETF, SPDR Solactive United Kingdom ETF and SPDR Solactive Hong Kong ETF waived $7,177, $2,543, $3,685, $3,021 and $1,998, respectively.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank & Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2019, are disclosed in the Schedules of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of March 31, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
SPDR Solactive Hong Kong ETF	1	76.00%
148

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2019, were as follows:
	Purchases	Sales
SPDR EURO STOXX Small Cap ETF	$ 4,205,892	$ 4,490,004
SPDR MSCI ACWI IMI ETF	6,041,544	2,473,878
SPDR MSCI ACWI Low Carbon Target ETF	10,601,183	16,491,968
SPDR Solactive Canada ETF	1,059,620	1,132,809
SPDR MSCI China A Shares IMI ETF	1,776,941	102,775
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	1,544,291	1,632,657
SPDR MSCI EAFE StrategicFactors ETF	15,994,011	16,390,344
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	9,043,542	801,484
SPDR MSCI Emerging Markets StrategicFactors ETF	39,010,763	26,180,773
SPDR Solactive Germany ETF	547,191	531,770
SPDR Solactive Japan ETF	241,859	501,027
SPDR Solactive United Kingdom ETF	678,087	708,358
SPDR MSCI World StrategicFactors ETF	2,096,180	2,126,610
SPDR S&P Emerging Asia Pacific ETF	39,367,431	4,572,286
SPDR S&P Global Dividend ETF	120,596,646	120,539,745
SPDR S&P Global Infrastructure ETF	13,465,881	9,231,933
SPDR Solactive Hong Kong ETF	1,524,842	107,589
For the period ended March 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX Small Cap ETF	$ —	$ 8,127,111	$ (100,152)
SPDR MSCI ACWI IMI ETF	60,811,309	—	—
SPDR MSCI ACWI Low Carbon Target ETF	7,586,857	90,519,955	13,823,136
SPDR Solactive Canada ETF	1,421,059	2,890,646	299,180
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	3,106,245	6,366,503	897,084
SPDR MSCI EAFE StrategicFactors ETF	28,814,596	20,417,359	2,345,148
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,980,474	—	—
SPDR MSCI Emerging Markets StrategicFactors ETF	7,449,629	—	—
SPDR Solactive Japan ETF	—	6,932,785	(569,386)
SPDR MSCI World StrategicFactors ETF	—	15,384,210	2,142,172
SPDR S&P Emerging Asia Pacific ETF	15,217,565	—	—
SPDR S&P Global Dividend ETF	48,041,165	9,848,719	1,077,335
SPDR S&P Global Infrastructure ETF	42,286,765	5,745,312	1,048,211
SPDR Solactive Hong Kong ETF	127,331	—	—
149

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2018, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX Small Cap ETF	$ 23,755,220	$ 691,239	$ 3,257,442	$ (2,566,203)
SPDR MSCI ACWI IMI ETF	155,314,011	26,704,168	6,868,450	19,835,718
SPDR MSCI ACWI Low Carbon Target ETF	58,506,764	9,003,911	4,703,405	4,300,506
SPDR Solactive Canada ETF	23,544,402	882,849	1,085,653	(202,804)
SPDR MSCI China A Shares IMI ETF	4,720,604	972,898	233,546	739,352
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	72,533,675	5,139,075	6,884,510	(1,745,435)
SPDR MSCI EAFE StrategicFactors ETF	269,921,335	20,218,817	20,837,761	(618,944)
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	42,444,244	3,609,801	1,993,826	1,615,975
SPDR MSCI Emerging Markets StrategicFactors ETF	274,501,481	34,700,793	17,717,888	16,982,905
SPDR Solactive Germany ETF	9,248,821	239,478	1,400,762	(1,161,284)
SPDR Solactive Japan ETF	8,335,749	134,579	1,214,457	(1,079,878)
SPDR Solactive United Kingdom ETF	10,751,327	325,330	1,080,045	(754,715)
SPDR MSCI World StrategicFactors ETF	15,744,427	904,568	1,224,070	(319,502)
SPDR S&P Emerging Asia Pacific ETF	444,266,830	123,911,690	60,343,726	63,567,964
SPDR S&P Global Dividend ETF	264,483,208	7,414,044	11,122,198	(3,708,154)
SPDR S&P Global Infrastructure ETF	300,163,433	31,170,369	7,416,380	23,753,989
SPDR Solactive Hong Kong ETF	7,548,136	844,260	116,566	727,694
150

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX Small Cap ETF	$ 2,117,956	$ 1,668,359	$ 562,976	$ 2,231,335
SPDR MSCI ACWI IMI ETF	6,317,052	3,761,746	2,854,396	6,616,142
SPDR MSCI ACWI Low Carbon Target ETF	1,877,350	648,609	1,292,998	1,941,607
SPDR Solactive Canada ETF	2,192,058	1,834,989	453,860	2,288,849
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	3,404,360	1,617,662	1,980,202	3,597,864
SPDR MSCI EAFE StrategicFactors ETF	10,294,196	4,816,005	6,038,397	10,854,402
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,804,348	552,449	2,262,883	2,815,332
SPDR MSCI Emerging Markets StrategicFactors ETF	6,091,234	4,218,140	2,418,802	6,636,942
SPDR Solactive Japan ETF	465,415	134,295	353,582	487,877
SPDR Solactive United Kingdom ETF	141,805	8,736	136,223	144,959
SPDR MSCI World StrategicFactors ETF	417,561	111,477	321,317	432,794
SPDR S&P Emerging Asia Pacific ETF	23,573,736	4,838,378	20,286,783	25,125,161
SPDR S&P Global Dividend ETF	19,490,084	16,993,831	3,646,543	20,640,374
SPDR S&P Global Infrastructure ETF	11,019,878	10,258,101	1,276,164	11,534,265
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
151

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2019:
		Remaining Contractual Maturity of the Agreements As of March 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX Small Cap ETF	Common Stocks	$ 1,668,359	$—	$—	$—	$ 1,668,359	$ 1,668,359
SPDR MSCI ACWI IMI ETF	Common Stocks	3,761,746	—	—	—	3,761,746	3,761,746
SPDR MSCI ACWI Low Carbon Target ETF	Common Stocks	648,609	—	—	—	648,609	648,609
SPDR Solactive Canada ETF	Common Stocks	1,834,989	—	—	—	1,834,989	1,834,989
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	1,617,662	—	—	—	1,617,662	1,617,662
SPDR MSCI EAFE StrategicFactors ETF	Common Stocks	4,816,005	—	—	—	4,816,005	4,816,005
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	552,449	—	—	—	552,449	552,449
SPDR MSCI Emerging Markets StrategicFactors ETF	Common Stocks	4,218,140	—	—	—	4,218,140	4,218,140
SPDR Solactive Japan ETF	Common Stocks	134,295	—	—	—	134,295	134,295
SPDR Solactive United Kingdom ETF	Common Stocks	8,736	—	—	—	8,736	8,736
SPDR MSCI World StrategicFactors ETF	Common Stocks	111,477	—	—	—	111,477	111,477
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	4,838,378	—	—	—	4,838,378	4,838,378
SPDR S&P Global Dividend ETF	Common Stocks	16,993,831	—	—	—	16,993,831	16,993,831
SPDR S&P Global Infrastructure ETF	Common Stocks	10,258,101	—	—	—	10,258,101	10,258,101
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The following Funds participate in the credit facility as of March 31, 2019:
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI China A Shares IMI ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of March 31, 2019.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
152

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, other than those indicated below.
On April 25, 2019, the Board voted to close and liquidate the SPDR MSCI China A Shares IMI ETF.
153

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2018 to March 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
154

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2019 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR EURO STOXX Small Cap ETF	0.46%	$ 949.60	$2.24	$1,022.60	$2.32
SPDR MSCI ACWI IMI ETF	0.25	974.90	1.23	1,023.70	1.26
SPDR MSCI ACWI Low Carbon Target ETF	0.20	980.60	0.99	1,023.90	1.01
SPDR Solactive Canada ETF	0.14	988.60	0.69	1,024.20	0.71
SPDR MSCI China A Shares IMI ETF	0.65	1,182.60	3.54	1,021.70	3.28
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20	960.20	0.98	1,023.90	1.01
SPDR MSCI EAFE StrategicFactors ETF	0.30	982.80	1.48	1,023.40	1.51
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30	1,012.20	1.51	1,023.40	1.51
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30	1,012.90	1.51	1,023.40	1.51
SPDR Solactive Germany ETF	0.14	907.30	0.67	1,024.20	0.71
SPDR Solactive Japan ETF	0.14	916.90	0.67	1,024.20	0.71
SPDR Solactive United Kingdom ETF	0.14	985.50	0.69	1,024.20	0.71
SPDR MSCI World StrategicFactors ETF	0.30	994.00	1.49	1,023.40	1.51
SPDR S&P Emerging Asia Pacific ETF	0.49	1,030.80	2.48	1,022.50	2.47
SPDR S&P Global Dividend ETF	0.40	998.50	1.99	1,022.90	2.02
SPDR S&P Global Infrastructure ETF	0.40	1,078.90	2.07	1,022.90	2.02
SPDR Solactive Hong Kong ETF	0.14	1,099.40	0.73	1,024.20	0.71
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
155

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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., and Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2019 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2019 SPDRISMAINSAR

Semi-Annual Report
March 31, 2019
SPDR® Index Shares Funds
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
SPDR STOXX Europe 50 ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR EURO STOXX 50 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
TOTAL SA	5.4%
SAP SE	4.6
Sanofi	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.6
Linde PLC	3.6
Allianz SE	3.5
Siemens AG	3.2
Unilever NV	3.1
ASML Holding NV	2.9
Airbus SE	2.8
TOTAL	36.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	17.0%
Consumer Discretionary	13.1
Industrials	12.6
Consumer Staples	11.2
Information Technology	10.0
Materials	9.0
Health Care	8.1
Energy	7.1
Communication Services	5.7
Utilities	4.8
Real Estate	0.8
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR MSCI ACWI ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Nestle SA	1.6%
Tencent Holdings, Ltd.	1.3
Novartis AG	1.2
Alibaba Group Holding, Ltd. ADR	1.1
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.0
Samsung Electronics Co., Ltd. GDR	1.0
Roche Holding AG	1.0
HSBC Holdings PLC	0.8
BP PLC	0.8
Toyota Motor Corp.	0.7
TOTAL	10.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	21.6%
Industrials	12.0
Consumer Discretionary	11.0
Consumer Staples	9.9
Health Care	8.4
Information Technology	8.3
Materials	7.3
Energy	7.3
Communication Services	7.2
Utilities	3.2
Real Estate	3.0
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P Emerging Markets Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
China Mobile, Ltd.	2.8%
PTT Global Chemical PCL NVDR	2.8
PTT PCL NVDR	2.8
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2.7
Siam Cement PCL NVDR	2.6
China Resources Land, Ltd.	2.6
China Overseas Land & Investment, Ltd.	2.3
Telekomunikasi Indonesia Persero Tbk PT	2.2
LUKOIL PJSC	2.2
Gazprom PJSC ADR	2.1
TOTAL	25.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	24.1%
Communication Services	12.1
Energy	11.2
Information Technology	11.0
Industrials	9.9
Real Estate	8.9
Materials	6.8
Consumer Staples	5.8
Consumer Discretionary	5.3
Utilities	4.3
Health Care	0.2
Short-Term Investment	3.9
Liabilities in Excess of Other Assets	(3.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P Emerging Markets Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Impala Platinum Holdings, Ltd.	0.5%
BR Malls Participacoes SA	0.4
Accton Technology Corp.	0.3
Luxoft Holding, Inc.	0.3
Estacio Participacoes SA	0.3
CVC Brasil Operadora e Agencia de Viagens SA	0.3
Giant Manufacturing Co., Ltd.	0.3
Simplo Technology Co., Ltd.	0.3
Chipbond Technology Corp.	0.3
Zhen Ding Technology Holding, Ltd.	0.3
TOTAL	3.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Information Technology	17.7%
Consumer Discretionary	15.2
Industrials	14.3
Materials	11.1
Real Estate	9.7
Financials	9.3
Consumer Staples	5.9
Health Care	5.6
Utilities	4.7
Communication Services	3.9
Energy	2.3
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(3.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P International Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
SSE PLC	2.8%
National Australia Bank, Ltd.	2.3
Westpac Banking Corp.	2.1
Power Corp. of Canada	1.8
BCE, Inc.	1.8
Singapore Telecommunications, Ltd.	1.8
Orange SA	1.8
TOTAL SA	1.7
EDP - Energias de Portugal SA	1.7
Kingfisher PLC	1.7
TOTAL	19.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	24.4%
Communication Services	15.8
Real Estate	15.5
Utilities	12.8
Industrials	8.6
Consumer Discretionary	5.7
Consumer Staples	5.6
Materials	5.2
Information Technology	2.2
Health Care	1.9
Energy	1.7
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR STOXX Europe 50 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Nestle SA	6.9%
Novartis AG	5.8
Roche Holding AG	4.6
HSBC Holdings PLC	3.9
BP PLC	3.5
TOTAL SA	3.5
Royal Dutch Shell PLC Class A	3.3
SAP SE	2.9
GlaxoSmithKline PLC	2.4
AstraZeneca PLC	2.4
TOTAL	39.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Health Care	21.1%
Consumer Staples	19.8
Financials	18.3
Energy	11.3
Industrials	8.1
Materials	7.8
Information Technology	4.8
Consumer Discretionary	3.6
Communication Services	3.3
Utilities	0.9
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BELGIUM — 2.6%
Anheuser-Busch InBev SA	736,247	$ 61,803,708
FINLAND — 1.2%
Nokia Oyj	4,851,687	27,641,712
FRANCE — 38.9%
Air Liquide SA	369,685	47,051,671
Airbus SE	491,897	65,119,293
AXA SA	1,792,303	45,140,088
BNP Paribas SA	992,604	47,490,775
Danone SA	554,348	42,756,062
Engie SA	1,600,803	23,870,288
EssilorLuxottica SA	250,854	27,429,159
Kering SA	64,164	36,830,191
L'Oreal SA	210,692	56,730,802
LVMH Moet Hennessy Louis Vuitton SE	229,847	84,625,638
Orange SA	1,764,361	28,726,132
Safran SA	311,647	42,779,284
Sanofi	972,653	85,995,364
Schneider Electric SE	472,829	37,132,264
Societe Generale SA	693,362	20,066,906
TOTAL SA	2,274,182	126,452,538
Unibail-Rodamco-Westfield REIT (a)	474	77,780
Unibail-Rodamco-Westfield REIT (a)(b)	118,273	19,407,805
Vinci SA	477,504	46,496,256
Vivendi SA	828,502	24,029,220
		908,207,516
GERMANY — 26.8%
adidas AG	158,564	38,564,237
Allianz SE	365,393	81,350,613
BASF SE	790,668	58,177,631
Bayer AG	802,776	51,920,464
Bayerische Motoren Werke AG	275,846	21,294,188
Daimler AG	768,725	45,100,255
Deutsche Post AG	845,903	27,544,841
Deutsche Telekom AG	2,791,741	46,377,976
Fresenius SE & Co. KGaA	351,838	19,658,248
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	128,731	30,499,119
SAP SE	931,166	107,692,642
Siemens AG	691,905	74,536,309
See accompanying notes to financial statements.
7

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Volkswagen AG Preference Shares	157,591	$ 24,829,769
		627,546,292
IRELAND — 1.0%
CRH PLC	726,031	22,540,939
ITALY — 4.9%
Enel SpA	6,687,329	42,830,575
Eni SpA	2,186,794	38,683,024
Intesa Sanpaolo SpA	14,049,460	34,248,468
		115,762,067
NETHERLANDS — 7.2%
ASML Holding NV	366,424	68,792,625
ING Groep NV	3,350,093	40,565,650
Koninklijke Ahold Delhaize NV	1,018,995	27,145,633
Koninklijke Philips NV	797,314	32,511,510
		169,015,418
SPAIN — 10.1%
Amadeus IT Group SA	377,754	30,285,098
Banco Bilbao Vizcaya Argentaria SA	5,740,005	32,825,220
Banco Santander SA	13,977,140	65,044,736
Iberdrola SA	5,132,041	45,097,416
Industria de Diseno Textil SA	956,734	28,145,839
Telefonica SA	4,014,600	33,668,707
		235,067,016
UNITED KINGDOM — 6.7%
Linde PLC	475,094	83,219,642
Unilever NV	1,252,330	72,811,927
		156,031,569
TOTAL COMMON STOCKS (Cost $2,589,039,644)		2,323,616,237

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	819,914	819,914
See accompanying notes to financial statements.
8

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	7,140,290	$ 7,140,290
TOTAL SHORT-TERM INVESTMENTS (Cost $7,960,204)		7,960,204
TOTAL INVESTMENTS — 99.8% (Cost $2,596,999,848)		2,331,576,441
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,720,504
NET ASSETS — 100.0%		$ 2,337,296,945
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,323,616,237	$—	$—	$2,323,616,237
Short-Term Investments	7,960,204	—	—	7,960,204
TOTAL INVESTMENTS	$2,331,576,441	$—	$—	$2,331,576,441
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	156,443	$ 156,443	$ 19,097,463	$ 18,433,992	$—	$—	819,914	$ 819,914	$ 8,838
State Street Navigator Securities Lending Government Money Market Portfolio	2,152,850	2,152,850	424,853,838	419,866,398	—	—	7,140,290	7,140,290	570,223
Total		$2,309,293	$443,951,301	$438,300,390	$—	$—		$7,960,204	$579,061
See accompanying notes to financial statements.
9

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.2%
AUSTRALIA – 4.7%
BHP Group, Ltd.	274,943	$ 7,517,317
Commonwealth Bank of Australia	159,732	8,015,210
CSL, Ltd.	47,557	6,585,484
Westpac Banking Corp. (a)	314,449	5,789,719
Other Securities		53,413,839
		81,321,569
AUSTRIA – 0.3%
Other Securities		4,309,837
BELGIUM – 0.8%
Anheuser-Busch InBev SA	73,988	6,210,868
Other Securities		7,619,873
		13,830,741
BRAZIL – 1.8%
Other Securities		31,487,156
CANADA – 6.8%
Bank of Nova Scotia (a)	102,849	5,476,760
Canadian National Railway Co.	76,385	6,840,030
Royal Bank of Canada	129,892	9,802,546
Toronto-Dominion Bank	164,046	8,904,986
Other Securities		86,263,011
		117,287,333
CHILE – 0.2%
Other Securities		4,225,702
CHINA – 8.1%
Alibaba Group Holding, Ltd. ADR (b)	106,689	19,465,408
China Huishan Dairy Holdings Co., Ltd. (a)(b)(c)	1,418,000	—
China Mobile, Ltd.	579,000	5,900,675
Tencent Holdings, Ltd.	499,700	22,979,981
Other Securities		91,356,201
		139,702,265
COLOMBIA – 0.1%
Other Securities		1,900,314
DENMARK – 1.2%
Novo Nordisk A/S Class B	181,565	9,514,299
Other Securities		10,386,335
		19,900,634
See accompanying notes to financial statements.
10

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
EGYPT – 0.1%
Other Security		$ 1,085,874
FINLAND – 0.9%
Other Securities		14,660,044
FRANCE – 7.2%
Air Liquide SA	43,573	5,545,755
Airbus SE	56,291	7,452,028
L'Oreal SA	26,340	7,092,293
LVMH Moet Hennessy Louis Vuitton SE	25,134	9,253,898
Sanofi	109,061	9,642,432
TOTAL SA	214,651	11,935,352
Other Securities		73,136,412
		124,058,170
GERMANY – 5.6%
Allianz SE	42,636	9,492,423
BASF SE	85,612	6,299,361
Bayer AG	85,121	5,505,299
SAP SE	100,942	11,674,299
Siemens AG	78,464	8,452,630
Other Securities		54,954,449
		96,378,461
GREECE – 0.1%
Other Securities		1,291,863
HONG KONG – 3.2%
AIA Group, Ltd.	1,139,000	11,339,289
Hanergy Thin Film Power Group, Ltd. (a)(b)(c)	448,000	—
Other Securities		43,721,047
		55,060,336
HUNGARY – 0.1%
Other Securities		2,564,457
INDIA – 2.4%
Reliance Industries, Ltd. GDR (d)	150,444	6,032,804
Other Securities		35,280,132
		41,312,936
INDONESIA – 0.6%
Other Securities		10,102,876
IRELAND – 0.4%
Other Securities		7,721,456
See accompanying notes to financial statements.
11

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
ISRAEL – 0.4%
Other Securities		$ 7,353,205
ITALY – 1.3%
Other Securities		22,588,902
JAPAN – 15.8%
SoftBank Group Corp.	74,600	7,241,966
Takeda Pharmaceutical Co., Ltd.	136,599	5,579,474
Toyota Motor Corp.	205,400	12,038,034
Other Securities		246,566,223
		271,425,697
LUXEMBOURG – 0.1%
Other Securities		1,425,908
MACAU – 0.0%
Other Securities		350,018
MALAYSIA – 0.5%
Other Securities		7,821,503
MEXICO – 0.7%
Other Securities		12,443,542
NETHERLANDS – 3.3%
ASML Holding NV	37,419	7,025,062
Royal Dutch Shell PLC Class A	370,118	11,639,886
Royal Dutch Shell PLC Class B	330,544	10,457,772
Other Securities		28,387,332
		57,510,052
NEW ZEALAND – 0.1%
Other Securities		1,994,971
NORWAY – 0.5%
Other Securities		8,338,913
PERU – 0.1%
Other Securities		2,556,782
PHILIPPINES – 0.3%
Other Securities		4,610,126
POLAND – 0.2%
Other Securities		3,907,410
PORTUGAL – 0.1%
Other Securities		1,173,480
See accompanying notes to financial statements.
12

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
QATAR – 0.2%
Other Securities		$ 2,758,385
ROMANIA – 0.0%
Other Security		257,368
RUSSIA – 0.9%
LUKOIL PJSC ADR	62,672	5,603,504
Other Securities		10,492,318
		16,095,822
SINGAPORE – 1.0%
Other Securities		17,085,986
SOUTH AFRICA – 1.5%
Naspers, Ltd. Class N	38,998	9,010,786
Other Securities		16,835,150
		25,845,936
SOUTH KOREA – 3.6%
Samsung Electronics Co., Ltd. GDR	17,816	17,477,496
Samsung Electronics Co., Ltd. Preference Shares	34,250	1,093,791
Other Securities		44,093,219
		62,664,506
SPAIN – 2.0%
Banco Santander SA	1,371,223	6,381,194
Iberdrola SA	643,571	5,655,331
Other Securities		21,750,710
		33,787,235
SWEDEN – 1.5%
Other Securities		26,499,622
SWITZERLAND – 6.4%
Nestle SA	280,128	26,693,591
Novartis AG	207,571	19,962,999
Roche Holding AG	61,730	17,005,347
Other Securities		47,124,757
		110,786,694
TAIWAN – 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	432,410	17,711,514
Other Securities		29,911,428
		47,622,942
See accompanying notes to financial statements.
13

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
THAILAND – 0.6%
Other Securities		$ 9,592,330
TURKEY – 0.1%
Other Securities		2,179,373
UNITED ARAB EMIRATES – 0.1%
Other Securities		1,792,784
UNITED KINGDOM – 10.5%
AstraZeneca PLC	106,656	8,526,309
BP PLC	1,786,915	13,004,340
British American Tobacco PLC	196,422	8,174,972
Diageo PLC	211,894	8,664,287
GlaxoSmithKline PLC	410,976	8,551,223
HSBC Holdings PLC	1,765,300	14,337,614
Rio Tinto PLC	107,175	6,229,984
Unilever NV	151,538	8,810,596
Unilever PLC	123,676	7,082,809
Other Securities		97,091,364
		180,473,498
TOTAL COMMON STOCKS (Cost $1,706,988,692)		1,709,145,014
PREFERRED STOCKS - 0.0% (e)
SOUTH KOREA – 0.0% (e)
Other Security (cost: $4,714)		4,651
RIGHTS — 0.0% (e)
INDIA – 0.0% (e)
Other Security (cost: $49,549)		13,813
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares Class G Shares 2.43% (f)(g)	101,301	101,301
See accompanying notes to financial statements.
14

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (f)(h)	39,241,247	$ 39,241,247
TOTAL SHORT-TERM INVESTMENTS (Cost $39,342,548)		39,342,548
TOTAL INVESTMENTS - 101.5% (Cost $1,746,385,503)		1,748,506,026
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%		(25,872,723)
NET ASSETS - 100.0%		$ 1,722,633,303
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See accompanying notes to financial statements.
15

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,702,838,275	$6,306,739	$ 0(a)	$1,709,145,014
Preferred Stocks	—	4,651	—	4,651
Rights	—	13,813	—	13,813
Short-Term Investments	39,342,548	—	—	39,342,548
TOTAL INVESTMENTS	$1,742,180,823	$6,325,203	$ 0	$1,748,506,026
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,847	$ 48,847	$ 73,297,033	$ 73,244,579	$—	$—	101,301	$ 101,301	$ 28,873
State Street Navigator Securities Lending Government Money Market Portfolio	24,362,815	24,362,815	169,784,885	154,906,453	—	—	39,241,247	39,241,247	143,418
Total		$24,411,662	$243,081,918	$228,151,032	$—	$—		$39,342,548	$172,291
See accompanying notes to financial statements.
16

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BRAZIL — 1.5%
Ultrapar Participacoes SA	557,287	$ 6,730,346
CHILE — 0.3%
Aguas Andinas SA Class A	2,163,161	1,229,916
Banco de Chile ADR	24	706
		1,230,622
CHINA — 16.8%
China Communications Construction Co., Ltd. Class H	7,186,000	7,433,209
China Lesso Group Holdings, Ltd.	1,821,000	1,178,438
China Merchants Port Holdings Co., Ltd.	1,599,812	3,407,519
China Mobile, Ltd.	1,252,000	12,759,317
China Overseas Land & Investment, Ltd.	2,736,000	10,386,410
China Telecom Corp., Ltd. Class H	16,818,000	9,341,012
China Zhongwang Holdings, Ltd. (a)	1,063,600	579,903
CITIC, Ltd.	5,068,000	7,566,540
Guangdong Investment, Ltd.	4,600,000	8,883,624
Jiangsu Expressway Co., Ltd. Class H	1,540,000	2,177,594
Longfor Group Holdings, Ltd.	2,692,500	9,483,834
Zhejiang Expressway Co., Ltd. Class H	1,878,000	2,153,135
		75,350,535
COLOMBIA — 0.1%
Grupo Aval Acciones y Valores SA Preference Shares	1,524,656	591,104
HONG KONG — 5.4%
China Resources Land, Ltd.	2,572,000	11,533,118
China State Construction International Holdings, Ltd.	4,890,000	4,578,564
Lee & Man Paper Manufacturing, Ltd.	2,743,000	2,337,680
Shanghai Industrial Holdings, Ltd.	649,000	1,527,847
Shenzhen International Holdings, Ltd.	984,937	2,090,338
Yuexiu Property Co., Ltd.	6,372,000	1,534,160
Yuexiu Transport Infrastructure, Ltd.	1,098,000	893,792
		24,495,499
INDIA — 2.0%
Infosys, Ltd. ADR	832,931	9,103,936
INDONESIA — 3.2%
Bank Rakyat Indonesia Persero Tbk PT	15,743,500	4,555,002
Telekomunikasi Indonesia Persero Tbk PT	35,979,300	9,980,213
		14,535,215
See accompanying notes to financial statements.
17

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MALAYSIA — 3.9%
Alliance Bank Malaysia Bhd	224,200	$ 224,612
Astro Malaysia Holdings Bhd	2,601,000	974,778
Gamuda Bhd	3,179,800	2,243,190
Malayan Banking Bhd	3,849,119	8,740,069
Petronas Gas Bhd	455,700	1,966,794
Telekom Malaysia Bhd	3,925,500	3,076,938
Westports Holdings Bhd	411,400	378,901
		17,605,282
MEXICO — 1.8%
Grupo Aeroportuario del Centro Norte SAB de CV	806,254	4,558,832
Kimberly-Clark de Mexico SAB de CV Class A (a)	2,030,522	3,448,145
		8,006,977
POLAND — 0.9%
Asseco Poland SA	50,804	687,749
Polskie Gornictwo Naftowe i Gazownictwo SA	2,127,690	3,471,367
		4,159,116
QATAR — 0.7%
Doha Bank QPSC	129,131	757,247
Qatar Electricity & Water Co. QSC	17,236	815,654
Qatar Islamic Bank SAQ	35,622	1,483,781
		3,056,682
RUSSIA — 6.2%
Gazprom PJSC ADR (b)	713,241	3,219,570
Gazprom PJSC ADR (a)(b)	2,119,921	9,582,043
LUKOIL PJSC ADR	59,534	5,334,246
LUKOIL PJSC	109,649	9,820,385
		27,956,244
SOUTH AFRICA — 17.6%
Absa Group, Ltd. (a)	740,481	7,809,806
AECI, Ltd.	86,491	574,318
AVI, Ltd.	558,669	3,497,771
FirstRand, Ltd.	1,254,446	5,476,635
Foschini Group, Ltd.	720,214	8,140,410
JSE, Ltd.	59,976	549,511
Liberty Holdings, Ltd.	138,892	973,026
Nedbank Group, Ltd. (a)	374,567	6,525,524
Reunert, Ltd.	167,639	825,335
RMB Holdings, Ltd. (a)	1,107,956	5,837,392
See accompanying notes to financial statements.
18

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Sanlam, Ltd. (a)	867,734	$ 4,438,177
SPAR Group, Ltd.	353,555	4,704,178
Standard Bank Group, Ltd.	578,091	7,425,140
Tiger Brands, Ltd.	319,299	5,867,330
Truworths International, Ltd.	1,644,353	7,912,050
Tsogo Sun Holdings, Ltd.	444,239	594,834
Vodacom Group, Ltd.	899,228	6,948,148
Vukile Property Fund, Ltd. REIT	704,581	977,143
		79,076,728
TAIWAN — 16.9%
Asustek Computer, Inc.	762,000	5,513,408
Cheng Shin Rubber Industry Co., Ltd.	1,742,000	2,371,048
Chin-Poon Industrial Co., Ltd.	409,000	505,602
CTCI Corp.	420,000	654,110
Formosa Taffeta Co., Ltd.	752,000	897,896
Fubon Financial Holding Co., Ltd.	5,416,000	8,083,451
Hotai Motor Co., Ltd.	134,000	1,641,278
Hua Nan Financial Holdings Co., Ltd.	3,440,235	2,165,460
Huaku Development Co., Ltd.	247,000	593,047
Lite-On Technology Corp.	3,301,000	4,803,616
Mega Financial Holding Co., Ltd.	10,048,000	9,144,770
Phison Electronics Corp.	462,000	4,526,987
Pou Chen Corp.	1,974,000	2,405,013
Sercomm Corp.	1,033,000	2,262,374
Simplo Technology Co., Ltd.	604,800	5,337,538
Sinbon Electronics Co., Ltd.	357,000	1,198,861
Taiwan Hon Chuan Enterprise Co., Ltd.	127,000	202,529
Taiwan Mobile Co., Ltd.	1,966,200	7,113,165
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	295,908	12,120,392
TTY Biopharm Co., Ltd.	264,000	714,382
Wistron NeWeb Corp.	1,364,616	3,586,376
		75,841,303
THAILAND — 17.1%
Bangkok Bank PCL	474,501	3,229,627
Bangkok Bank PCL NVDR	244,500	1,594,817
Electricity Generating PCL	17,200	158,261
Electricity Generating PCL NVDR	332,500	3,059,398
Glow Energy PCL	43,400	124,449
Glow Energy PCL NVDR	654,500	1,876,776
Land & Houses PCL	15,823,589	5,335,195
Major Cineplex Group PCL	595,800	525,678
See accompanying notes to financial statements.
19

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Pruksa Holding PCL NVDR	37,000	$ 20,986
PTT Global Chemical PCL NVDR	5,947,300	12,602,991
PTT PCL NVDR	8,193,930	12,393,529
Ratchaburi Electricity Generating Holding PCL	548,100	1,010,362
Siam Cement PCL	174,386	2,648,623
Siam Cement PCL NVDR	765,000	11,619,033
Siam Commercial Bank PCL NVDR	1,585,500	6,594,801
Thai Beverage PCL (a)	8,388,100	5,232,886
Thai Union Group PCL NVDR	5,582,300	3,394,939
Thanachart Capital PCL NVDR	889,900	1,528,267
Thanachart Capital PCL	247,200	424,528
Tisco Financial Group PCL NVDR	1,099,500	3,057,535
Tisco Financial Group PCL	211,500	588,148
		77,020,829
TURKEY — 2.2%
Enka Insaat ve Sanayi A/S	1,106,117	898,661
Turkiye Is Bankasi A/S Class C	9,072,852	8,832,605
		9,731,266
UNITED ARAB EMIRATES — 3.0%
Air Arabia PJSC	1,396,796	357,461
Dubai Investments PJSC	3,943,241	1,470,758
Emirates Telecommunications Group Co. PJSC	840,618	3,821,927
First Abu Dhabi Bank PJSC	1,845,637	7,667,752
		13,317,898
TOTAL COMMON STOCKS (Cost $440,830,533)		447,809,582

SHORT-TERM INVESTMENT — 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio (c) (d) (Cost $17,405,390)	17,405,390	17,405,390
TOTAL INVESTMENTS — 103.5% (Cost $458,235,923)		465,214,972
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(15,523,261)
NET ASSETS — 100.0%		$ 449,691,711

See accompanying notes to financial statements.
20

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$442,329,533	$5,480,049	$—	$447,809,582
Short-Term Investment	17,405,390	—	—	17,405,390
TOTAL INVESTMENTS	$459,734,923	$5,480,049	$—	$465,214,972
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,312,188	$1,312,188	$ 34,692,934	$36,005,122	$—	$—	—	$ —	$ 9,337
State Street Navigator Securities Lending Government Money Market Portfolio	5,021,748	5,021,748	73,320,738	60,937,096	—	—	17,405,390	17,405,390	39,196
Total		$6,333,936	$108,013,672	$96,942,218	$—	$—		$17,405,390	$48,533
See accompanying notes to financial statements.
21

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.7%
BRAZIL – 8.0%
BR Malls Participacoes SA	648,760	$ 2,095,463
Cosan, Ltd. Class A	102,796	1,191,406
CVC Brasil Operadora e Agencia de Viagens SA	107,302	1,509,568
Estacio Participacoes SA	221,018	1,510,671
Oi SA (a)	3,160,372	1,234,362
Transmissora Alianca de Energia Eletrica SA	220,188	1,403,156
Other Securities		30,628,051
		39,572,677
CHILE – 1.4%
Vina Concha y Toro SA	615,693	1,282,552
Other Securities		5,752,291
		7,034,843
CHINA – 13.5%
Boshiwa International Holding, Ltd. (a)(b)(c)	1,843,000	—
China Animal Healthcare, Ltd. (a)(b)(c)	1,059,700	—
China Forestry Holdings Co., Ltd. (a)(b)(c)	1,642,000	—
China Hongxing Sports, Ltd. (b)(c)	4,053,000	—
China Huiyuan Juice Group, Ltd. (a)(b)	1,494,400	288,411
China SCE Property Holdings, Ltd.	2,369,800	1,234,719
Chinasoft International, Ltd. (c)	1,898,000	1,172,657
Coolpad Group, Ltd. (a)(b)	2,353,600	—
Fu Shou Yuan International Group, Ltd.	1,420,000	1,302,429
National Agricultural Holdings, Ltd. (a)(b)(c)	396,000	15,008
Real Gold Mining, Ltd. (a)(b)(c)	251,500	—
Shanghai Potevio Co., Ltd. Class B (a)(b)	79,800	16,040
Other Securities		63,119,744
		67,149,008
COLOMBIA – 0.1%
Other Securities		642,001
CZECH REPUBLIC – 0.4%
Moneta Money Bank A/S (d)	388,389	1,340,504
Other Security		425,136
		1,765,640
EGYPT – 0.9%
Other Securities		4,512,426
GREECE – 1.4%
FF Group (a)(b)	24,815	66,872
See accompanying notes to financial statements.
22

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Other Securities		$ 6,897,906
		6,964,778
HONG KONG – 2.7%
Anxin-China Holdings, Ltd. (a)(b)	2,248,000	—
China High Precision Automation Group, Ltd. (a)(b)	1,226,000	—
China Lumena New Materials Corp. (a)(b)(c)	4,181,298	—
China Metal Recycling Holdings, Ltd. (a)(b)(c)	693,675	—
Tech Pro Technology Development, Ltd. (a)(b)	6,035,100	26,139
Other Securities		13,269,121
		13,295,260
HUNGARY – 0.2%
Other Security		897,549
INDIA – 11.1%
Bata India, Ltd.	63,216	1,282,160
Chennai Super Kings Cricket, Ltd. (a)(b)	418,560	—
Escorts, Ltd.	103,960	1,194,621
MakeMyTrip, Ltd. (a)(c)	39,261	1,083,604
PI Industries, Ltd.	90,431	1,347,099
Other Securities		50,449,854
		55,357,338
INDONESIA – 3.4%
Other Securities		16,984,679
LUXEMBOURG – 0.0% (e)
Other Security		161,843
MALAYSIA – 4.5%
Bursa Malaysia Bhd	695,109	1,169,724
Other Securities		21,344,811
		22,514,535
MEXICO – 2.1%
Bolsa Mexicana de Valores SAB de CV	554,302	1,147,610
Megacable Holdings SAB de CV	254,682	1,182,586
PLA Administradora Industrial S de RL de CV	797,788	1,233,029
Other Securities		6,743,406
		10,306,631
MONACO – 0.3%
Other Securities		1,226,104
PAKISTAN – 1.1%
Other Securities		5,638,797
See accompanying notes to financial statements.
23

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
PERU – 0.2%
Ferreycorp SAA	1,543,849	$ 1,148,586
PHILIPPINES – 1.2%
D&L Industries, Inc.	5,430,600	1,162,444
Other Securities		4,847,014
		6,009,458
POLAND – 1.6%
Asseco Poland SA	95,541	1,293,368
Other Securities		6,721,656
		8,015,024
QATAR – 0.4%
Other Securities		1,933,055
RUSSIA – 1.0%
Globaltrans Investment PLC GDR	115,031	1,223,930
Other Securities		3,632,200
		4,856,130
SAUDI ARABIA – 0.0% (e)
Other Security		1,549
SINGAPORE – 0.2%
Other Securities		1,173,048
SOUTH AFRICA – 6.6%
Barloworld, Ltd.	131,556	1,158,541
Impala Platinum Holdings, Ltd. (a)(c)	534,098	2,259,165
Northam Platinum, Ltd. (a)	291,174	1,282,104
Sibanye Gold, Ltd. (a)(c)	1,224,615	1,335,751
Other Securities		26,473,381
		32,508,942
TAIWAN – 29.3%
Accton Technology Corp. (c)	430,341	1,738,371
Airtac International Group	101,000	1,307,539
Chicony Electronics Co., Ltd.	476,656	1,108,880
Chipbond Technology Corp.	623,000	1,435,181
Far Eastern International Bank	3,452,314	1,254,552
Formosa Taffeta Co., Ltd.	960,000	1,146,250
Giant Manufacturing Co., Ltd.	210,000	1,499,002
Highwealth Construction Corp.	752,730	1,240,690
King's Town Bank Co., Ltd.	1,140,000	1,183,628
Makalot Industrial Co., Ltd.	162,070	1,135,839
Merida Industry Co., Ltd.	206,000	1,149,624
See accompanying notes to financial statements.
24

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Radiant Opto-Electronics Corp.	417,331	$ 1,335,113
Simplo Technology Co., Ltd.	165,277	1,458,618
Sinbon Electronics Co., Ltd.	337,444	1,133,189
Teco Electric and Machinery Co., Ltd.	1,790,000	1,219,643
Tripod Technology Corp.	431,353	1,392,567
Zhen Ding Technology Holding, Ltd.	456,000	1,415,915
Other Securities		123,241,671
		145,396,272
THAILAND – 5.2%
Central Plaza Hotel PCL NVDR	843,402	1,162,717
CPN Retail Growth Leasehold REIT	1,461,300	1,358,385
Inter Far East Energy Corp. NVDR (a)(b)	283,900	—
International Engineering PCL (a)(b)	63,855,934	—
Srisawad Corp. PCL NVDR	793,182	1,324,678
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,923,500	1,260,715
WHA Corp. PCL NVDR	10,238,930	1,361,534
Other Securities		19,269,343
		25,737,372
TURKEY – 2.0%
Other Securities		9,811,735
UNITED ARAB EMIRATES – 0.4%
Other Securities		2,200,008
UNITED KINGDOM – 0.0% (e)
Other Security		157,565
UNITED STATES – 0.5%
Luxoft Holding, Inc. (a)	26,181	1,537,087
Other Securities		712,715
		2,249,802
TOTAL COMMON STOCKS (Cost $571,110,127)		495,222,655
WARRANTS — 0.0% (e)
THAILAND – 0.0% (e)
International Engineering PCL (expiring 5/22/19) (a)(b) (cost: $0)	13,635,806	—
SHORT-TERM INVESTMENTS - 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (f)(g)	140,561	140,561
See accompanying notes to financial statements.
25

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (f)(h)	16,205,312	$ 16,205,312
TOTAL SHORT-TERM INVESTMENTS (Cost $16,345,873)		16,345,873
TOTAL INVESTMENTS - 103.0% (Cost $587,456,000)		511,568,528
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%		(14,714,841)
NET ASSETS - 100.0%		$ 496,853,687
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $412,470, representing 0.1% of the Fund's net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2019.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	Investment of cash collateral for securities loaned.
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
26

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$489,902,513	$4,907,672	$412,470	$495,222,655
Warrants	—	—	0(a)	0
Short-Term Investments	16,345,873	—	—	16,345,873
TOTAL INVESTMENTS	$506,248,386	$4,907,672	$412,470	$511,568,528
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$28,856,946	$28,716,385	$—	$—	140,561	$ 140,561	$ 14,224
State Street Navigator Securities Lending Government Money Market Portfolio	12,167,528	12,167,528	32,875,861	28,838,077	—	—	16,205,312	16,205,312	292,253
Total		$12,167,528	$61,732,807	$57,554,462	$—	$—		$16,345,873	$306,477
See accompanying notes to financial statements.
27

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 16.2%
Amcor, Ltd.	1,188,304	$ 12,990,877
AusNet Services	3,293,586	4,152,787
Charter Hall Group REIT	453,569	3,308,919
Commonwealth Bank of Australia	272,354	13,666,483
DuluxGroup, Ltd.	1,055,550	5,548,592
Goodman Group REIT	341,961	3,242,875
GPT Group REIT	1,330,894	5,870,936
Mirvac Group REIT	3,498,421	6,834,033
National Australia Bank, Ltd.	1,076,006	19,314,890
Perpetual, Ltd. (a)	141,603	3,890,731
Sonic Healthcare, Ltd.	575,152	10,034,213
Stockland REIT	3,101,891	8,483,197
Transurban Group Stapled Security	1,460,066	13,690,481
Vicinity Centres REIT	3,720,322	6,871,099
Westpac Banking Corp.	923,533	17,004,338
		134,904,451
CANADA — 18.3%
BCE, Inc.	338,053	15,015,581
Canadian Imperial Bank of Commerce	143,131	11,313,772
Fortis, Inc.	282,358	10,438,760
Great-West Lifeco, Inc.	576,360	13,960,859
H&R Real Estate Investment Trust	221,844	3,887,397
IGM Financial, Inc.	175,324	4,511,875
Intact Financial Corp.	84,716	7,170,691
Power Corp. of Canada	651,988	15,207,116
Power Financial Corp.	476,701	11,140,092
RioCan Real Estate Investment Trust	354,587	7,025,651
Royal Bank of Canada	121,503	9,169,454
Shaw Communications, Inc. Class B	577,584	12,023,362
Sun Life Financial, Inc.	259,647	9,978,126
TELUS Corp.	345,578	12,794,107
Toronto-Dominion Bank	157,468	8,547,909
		152,184,752
CHINA — 1.0%
China Telecom Corp., Ltd. Class H	14,292,000	7,938,028
FINLAND — 2.5%
Elisa Oyj	241,739	10,917,180
See accompanying notes to financial statements.
28

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Kone Oyj Class B	193,777	$ 9,782,509
		20,699,689
FRANCE — 10.4%
Air Liquide SA	55,066	7,008,527
Bureau Veritas SA	353,414	8,293,765
Cie Generale des Etablissements Michelin SCA	93,896	11,112,439
Covivio REIT	46,488	4,938,030
Danone SA	110,193	8,499,027
Gecina SA REIT	36,520	5,404,654
ICADE REIT	27,579	2,334,918
Orange SA	889,008	14,474,227
TOTAL SA	257,852	14,337,480
Vinci SA	103,233	10,052,163
		86,455,230
GERMANY — 2.3%
Bayerische Motoren Werke AG Preference Shares	65,699	4,322,929
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	47,770	11,317,732
Talanx AG (b)	83,107	3,206,361
		18,847,022
HONG KONG — 3.9%
CK Infrastructure Holdings, Ltd.	1,303,000	10,697,947
CLP Holdings, Ltd.	748,000	8,671,138
Hongkong Land Holdings, Ltd.	1,029,800	7,321,878
Sino Land Co., Ltd.	3,039,456	5,877,610
		32,568,573
ITALY — 2.5%
A2A SpA	5,332,934	9,739,619
Terna Rete Elettrica Nazionale SpA	1,815,066	11,510,887
		21,250,506
JAPAN — 4.0%
Advance Residence Investment Corp. REIT	1,302	3,628,920
Canon Marketing Japan, Inc.	102,300	2,012,080
Daiwa House REIT Investment Corp.	2,031	4,508,440
GLP J-REIT	3,480	3,731,996
Kenedix Office Investment Corp. REIT	510	3,543,299
Nippon Prologis REIT, Inc.	1,802	3,838,927
United Urban Investment Corp. REIT	3,080	4,866,892
Yahoo! Japan Corp.	2,974,400	7,282,490
		33,413,044
See accompanying notes to financial statements.
29

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MALAYSIA — 1.1%
Gamuda Bhd	4,250,300	$ 2,998,375
Public Bank Bhd	1,064,800	6,040,604
		9,038,979
NEW ZEALAND — 0.7%
Spark New Zealand, Ltd.	2,181,326	5,653,123
PORTUGAL — 1.7%
EDP - Energias de Portugal SA	3,608,114	14,200,053
SINGAPORE — 4.7%
CapitaLand, Ltd.	3,960,300	10,671,905
Mapletree Commercial Trust REIT	1,622,600	2,264,093
SATS, Ltd.	1,266,700	4,778,765
Singapore Exchange, Ltd.	1,268,600	6,846,413
Singapore Telecommunications, Ltd.	6,723,400	14,990,526
		39,551,702
SOUTH AFRICA — 3.2%
AVI, Ltd.	749,509	4,692,601
Sanlam, Ltd.	1,398,221	7,151,445
Shoprite Holdings, Ltd.	505,177	5,556,115
Vodacom Group, Ltd.	1,208,983	9,341,560
		26,741,721
SOUTH KOREA — 0.9%
Hyundai Motor Co. Preference Shares	53,457	3,593,312
KCC Corp.	14,629	4,104,781
		7,698,093
SPAIN — 1.6%
Iberdrola SA	1,524,172	13,393,544
SWEDEN — 2.1%
ICA Gruppen AB (a)	255,440	10,272,349
Securitas AB Class B	446,317	7,229,861
		17,502,210
SWITZERLAND — 7.5%
Givaudan SA	2,517	6,429,609
Helvetia Holding AG	15,251	9,310,782
Nestle SA	86,341	8,227,494
PSP Swiss Property AG	80,268	8,720,753
Roche Holding AG Bearer Shares	21,401	5,832,143
Swiss Prime Site AG	133,304	11,678,657
See accompanying notes to financial statements.
30

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Swisscom AG (a)	24,232	$ 11,849,567
		62,049,005
TAIWAN — 2.8%
Pou Chen Corp.	2,655,000	3,234,706
Taiwan Mobile Co., Ltd.	2,636,000	9,536,315
Taiwan Semiconductor Manufacturing Co., Ltd.	1,319,000	10,506,465
		23,277,486
UNITED KINGDOM — 12.0%
Carnival PLC	174,610	8,566,340
Close Brothers Group PLC	336,534	6,380,477
DS Smith PLC	2,557,653	11,194,710
Experian PLC	177,234	4,801,343
Kingfisher PLC	4,623,782	14,146,750
Prudential PLC	399,063	7,994,988
RELX PLC	290,335	6,210,142
Sage Group PLC	813,948	7,437,035
SSE PLC	1,512,725	23,397,633
Unilever PLC	164,152	9,400,832
		99,530,250
TOTAL COMMON STOCKS (Cost $839,557,703)		826,897,461

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	240,393	240,393
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	14,967,020	14,967,020
TOTAL SHORT-TERM INVESTMENTS (Cost $15,207,413)		15,207,413
TOTAL INVESTMENTS — 101.2% (Cost $854,765,116)		842,104,874
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(9,764,521)
NET ASSETS — 100.0%		$ 832,340,353

See accompanying notes to financial statements.
31

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$826,897,461	$—	$—	$826,897,461
Short-Term Investments	15,207,413	—	—	15,207,413
TOTAL INVESTMENTS	$842,104,874	$—	$—	$842,104,874
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	269,768	$ 269,768	$ 36,124,378	$ 36,153,753	$—	$—	240,393	$ 240,393	$ 16,328
State Street Navigator Securities Lending Government Money Market Portfolio	20,719,247	20,719,247	197,207,130	202,959,357	—	—	14,967,020	14,967,020	140,411
Total		$20,989,015	$233,331,508	$239,113,110	$—	$—		$15,207,413	$156,739
See accompanying notes to financial statements.
32

SPDR STOXX EUROPE 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
BELGIUM — 1.7%
Anheuser-Busch InBev SA	34,120	$ 2,864,178
DENMARK — 2.2%
Novo Nordisk A/S Class B	70,001	3,668,165
FRANCE — 18.8%
Air Liquide SA	17,104	2,176,912
Airbus SE	22,795	3,017,693
AXA SA	82,788	2,085,059
BNP Paribas SA	45,851	2,193,724
L'Oreal SA	9,734	2,620,971
LVMH Moet Hennessy Louis Vuitton SE	10,649	3,920,775
Safran SA	14,392	1,975,567
Sanofi	45,046	3,982,661
Schneider Electric SE	21,847	1,715,691
TOTAL SA	105,327	5,856,553
Vinci SA	22,074	2,149,424
		31,695,030
GERMANY — 12.7%
Allianz SE	16,929	3,769,050
BASF SE	36,644	2,696,279
Bayer AG	37,175	2,404,336
Daimler AG	35,509	2,083,274
Deutsche Telekom AG	128,956	2,142,290
SAP SE	43,132	4,988,368
Siemens AG	32,058	3,453,487
		21,537,084
ITALY — 2.0%
Eni SpA	100,980	1,786,274
Intesa Sanpaolo SpA	648,658	1,581,238
		3,367,512
NETHERLANDS — 6.3%
ASML Holding NV	16,978	3,187,458
ING Groep NV	154,746	1,873,791
Royal Dutch Shell PLC Class A	176,894	5,557,539
		10,618,788
SPAIN — 3.6%
Banco Bilbao Vizcaya Argentaria SA	265,058	1,515,780
Banco Santander SA	647,703	3,014,184
See accompanying notes to financial statements.
33

SPDR STOXX EUROPE 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Telefonica SA	185,385	$ 1,554,744
		6,084,708
SWITZERLAND — 21.5%
ABB, Ltd.	72,372	1,359,654
Glencore PLC	479,235	1,985,494
Nestle SA	122,084	11,633,469
Novartis AG	101,668	9,777,850
Roche Holding AG	28,006	7,715,078
UBS Group AG	153,343	1,858,470
Zurich Insurance Group AG	6,040	1,998,980
		36,328,995
UNITED KINGDOM — 30.2%
AstraZeneca PLC	50,530	4,039,477
BP PLC	807,824	5,878,969
British American Tobacco PLC	91,482	3,807,429
Diageo PLC	96,408	3,942,096
GlaxoSmithKline PLC	197,990	4,119,600
HSBC Holdings PLC	811,743	6,592,906
Linde PLC	21,959	3,846,439
Lloyds Banking Group PLC	2,830,050	2,291,535
National Grid PLC	136,174	1,509,673
Prudential PLC	103,113	2,065,807
Reckitt Benckiser Group PLC	29,288	2,435,610
Rio Tinto PLC	43,674	2,538,729
Unilever NV	58,027	3,373,758
Unilever PLC	47,364	2,712,492
Vodafone Group PLC	1,062,489	1,935,499
		51,090,019
TOTAL COMMON STOCKS (Cost $187,016,057)		167,254,479

See accompanying notes to financial statements.
34

SPDR STOXX EUROPE 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (a) (b) (Cost $77,872)	77,872	$ 77,872
TOTAL INVESTMENTS — 99.1% (Cost $187,093,929)		167,332,351
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		1,537,026
NET ASSETS — 100.0%		$ 168,869,377
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$167,254,479	$—	$—	$167,254,479
Short-Term Investment	77,872	—	—	77,872
TOTAL INVESTMENTS	$167,332,351	$—	$—	$167,332,351
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$ 2,482,317	$ 2,482,317	$—	$—	—	$ —	$ 859
State Street Navigator Securities Lending Government Money Market Portfolio	86,582	86,582	42,401,169	42,409,879	—	—	77,872	77,872	21,976
Total		$86,582	$44,883,486	$44,892,196	$—	$—		$77,872	$22,835
See accompanying notes to financial statements.
35

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2019 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,323,616,237	$1,709,163,478	$ 447,809,582
Investments in affiliated issuers, at value	7,960,204	39,342,548	17,405,390
Total Investments	2,331,576,441	1,748,506,026	465,214,972
Foreign currency, at value	1,166,222	4,709,084	664,236
Cash	—	12	1,301,595
Dividends receivable — unaffiliated issuers	4,469,501	7,886,549	1,118,262
Dividends receivable — affiliated issuers	1,897	376	3,115
Securities lending income receivable — unaffiliated issuers	—	16,465	5,478
Securities lending income receivable — affiliated issuers	65,469	37,730	8,941
Receivable from Adviser	—	62,710	—
Receivable for foreign taxes recoverable	7,724,371	1,470,522	16,223
Other Receivable	21,910	618	—
TOTAL ASSETS	2,345,025,811	1,762,690,092	468,332,822
LIABILITIES
Payable upon return of securities loaned	7,140,290	39,241,247	17,405,390
Payable for investments purchased	—	179,792	267,621
Deferred foreign taxes payable	—	137,029	—
Advisory fee payable	579,987	497,090	210,996
Trustees’ fees and expenses payable	8,589	1,631	654
Accrued expenses and other liabilities	—	—	756,450
TOTAL LIABILITIES	7,728,866	40,056,789	18,641,111
NET ASSETS	$2,337,296,945	$1,722,633,303	$ 449,691,711
NET ASSETS CONSIST OF:
Paid-in Capital	$3,057,918,825	$1,789,763,131	$ 680,202,500
Total distributable earnings (loss)**	(720,621,880)	(67,129,828)	(230,510,789)
NET ASSETS	$2,337,296,945	$1,722,633,303	$ 449,691,711
NET ASSET VALUE PER SHARE
Net asset value per share	$ 36.58	$ 36.19	$ 31.67
Shares outstanding (unlimited amount authorized, $0.01 par value)	63,900,967	47,600,000	14,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,589,039,644	$1,707,042,955	$ 440,830,533
Investments in affiliated issuers	7,960,204	39,342,548	17,405,390
Total cost of investments	$2,596,999,848	$1,746,385,503	$ 458,235,923
Foreign currency, at cost	$ 1,176,992	$ 4,707,912	$ 669,891
* Includes investments in securities on loan, at value	$ 6,713,649	$ 71,040,103	$ 28,508,403
** Includes deferred foreign taxes	$ —	$ 137,029	$ —
See accompanying notes to financial statements.
36

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2019 (Unaudited)

	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P International Dividend ETF	SPDR STOXX Europe 50 ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 495,222,655	$ 826,897,461	$167,254,479
Investments in affiliated issuers, at value	16,345,873	15,207,413	77,872
Total Investments	511,568,528	842,104,874	167,332,351
Foreign currency, at value	467,100	1,724,925	260,201
Cash	24,895	—	—
Receivable for investments sold	629,962	—	357
Dividends receivable — unaffiliated issuers	576,835	2,436,909	749,254
Dividends receivable — affiliated issuers	1,125	1,292	306
Securities lending income receivable — unaffiliated issuers	38,759	14,278	—
Securities lending income receivable — affiliated issuers	62,159	55,385	3,064
Receivable for foreign taxes recoverable	818	1,289,210	677,673
TOTAL ASSETS	513,370,181	847,626,873	169,023,206
LIABILITIES
Due to custodian	—	—	32,832
Payable upon return of securities loaned	16,205,312	14,967,020	77,872
Payable for investments purchased	34,879	—	—
Advisory fee payable	275,540	317,243	42,691
Trustees’ fees and expenses payable	763	2,257	434
TOTAL LIABILITIES	16,516,494	15,286,520	153,829
NET ASSETS	$ 496,853,687	$ 832,340,353	$168,869,377
NET ASSETS CONSIST OF:
Paid-in Capital	$ 654,389,812	$1,265,435,844	$229,542,128
Total distributable earnings (loss)	(157,536,125)	(433,095,491)	(60,672,751)
NET ASSETS	$ 496,853,687	$ 832,340,353	$168,869,377
NET ASSET VALUE PER SHARE
Net asset value per share	$ 44.76	$ 38.00	$ 33.11
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,100,000	21,901,326	5,100,370
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 571,110,127	$ 839,557,703	$187,016,057
Investments in affiliated issuers	16,345,873	15,207,413	77,872
Total cost of investments	$ 587,456,000	$ 854,765,116	$187,093,929
Foreign currency, at cost	$ 466,560	$ 1,720,805	$ 261,739
* Includes investments in securities on loan, at value	$ 31,761,668	$ 22,802,255	$ 69,870
See accompanying notes to financial statements.
37

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2019 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 21,328,975	$ 21,311,263
Dividend income — affiliated issuers	8,838	28,873
Dividend income — non-cash	1,648,709	1,521,868
Unaffiliated securities lending income	—	98,661
Affiliated securities lending income	570,223	143,418
Foreign taxes withheld	(2,668,157)	(1,899,350)
TOTAL INVESTMENT INCOME (LOSS)	20,888,588	21,204,733
EXPENSES
Advisory fee	3,704,978	2,722,563
Trustees’ fees and expenses	33,431	14,008
Miscellaneous expenses	15,462	1,872
TOTAL EXPENSES	3,753,871	2,738,443
Expenses waived/reimbursed by the Adviser	—	(336,181)
NET EXPENSES	3,753,871	2,402,262
NET INVESTMENT INCOME (LOSS)	17,134,717	18,802,471
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(20,528,814)	(6,826,858)
In-kind redemptions — unaffiliated issuers	(26,815,897)	38,351,271
Foreign currency transactions	(171,892)	(210,234)
Net realized gain (loss)	(47,516,603)	31,314,179
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(136,319,441)	(61,004,325)
Foreign currency translations	(237,675)	2,103
Net change in unrealized appreciation/depreciation	(136,557,116)	(61,002,222)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(184,073,719)	(29,688,043)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(166,939,002)	$(10,885,572)
** Includes foreign deferred taxes	$ —	$ 34,569
See accompanying notes to financial statements.
38

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2019 (Unaudited)

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 4,753,816	$ 3,325,423
Dividend income — affiliated issuers	9,337	14,224
Unaffiliated securities lending income	18,204	245,891
Affiliated securities lending income	39,196	292,253
Foreign taxes withheld	(424,799)	(341,305)
TOTAL INVESTMENT INCOME (LOSS)	4,395,754	3,536,486
EXPENSES
Advisory fee	1,094,139	1,519,064
Trustees’ fees and expenses	3,946	4,578
Miscellaneous expenses	6	6
TOTAL EXPENSES	1,098,091	1,523,648
NET INVESTMENT INCOME (LOSS)	3,297,663	2,012,838
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(7,089,020)	(7,075,587)
In-kind redemptions — unaffiliated issuers	9,657,671	864,884
Foreign currency transactions	(41,713)	(113,013)
Net realized gain (loss)	2,526,938	(6,323,716)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	7,942,921	14,572,162
Foreign currency translations	3,296	24,206
Net change in unrealized appreciation/depreciation	7,946,217	14,596,368
NET REALIZED AND UNREALIZED GAIN (LOSS)	10,473,155	8,272,652
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$13,770,818	$10,285,490
* Includes foreign capital gain taxes	$ 8,659	$ (2,392)
See accompanying notes to financial statements.
39

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2019 (Unaudited)

	SPDR S&P International Dividend ETF	SPDR STOXX Europe 50 ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$12,722,112	$ 2,818,202
Dividend income — affiliated issuers	16,328	859
Dividend income — non-cash	1,030,710	—
Unaffiliated securities lending income	85,984	387
Affiliated securities lending income	140,411	21,976
Foreign taxes withheld	(1,182,856)	(208,560)
TOTAL INVESTMENT INCOME (LOSS)	12,812,689	2,632,864
EXPENSES
Advisory fee	1,786,490	251,368
Trustees’ fees and expenses	9,150	1,953
Miscellaneous expenses	25,191	635
TOTAL EXPENSES	1,820,831	253,956
NET INVESTMENT INCOME (LOSS)	10,991,858	2,378,908
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,778,016)	(2,992,275)
In-kind redemptions — unaffiliated issuers	(2,180,291)	68,512
Foreign currency transactions	1,469	(6,235)
Net realized gain (loss)	(3,956,838)	(2,929,998)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	5,625,897	(778,665)
Foreign currency translations	(43,368)	(16,596)
Net change in unrealized appreciation/depreciation	5,582,529	(795,261)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,625,691	(3,725,259)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,617,549	$(1,346,351)
See accompanying notes to financial statements.
40

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,134,717	$ 118,192,807
Net realized gain (loss)	(47,516,603)	107,325,455
Net change in unrealized appreciation/depreciation	(136,557,116)	(414,817,657)
Net increase (decrease) in net assets resulting from operations	(166,939,002)	(189,299,395)
Net equalization credits and charges	(774,732)	(7,893,180)
Distributions to shareholders	(15,267,871)	(111,215,340)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,817,602	320,267,379
Cost of shares redeemed	(590,693,072)	(1,467,040,414)
Net income equalization	774,732	7,893,180
Net increase (decrease) in net assets from beneficial interest transactions	(588,100,738)	(1,138,879,855)
Net increase (decrease) in net assets during the period	(771,082,343)	(1,447,287,770)
Net assets at beginning of period	3,108,379,288	4,555,667,058
NET ASSETS AT END OF PERIOD	$2,337,296,945	$ 3,108,379,288
SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	7,700,000
Shares redeemed	(17,200,000)	(36,950,000)
Net increase (decrease)	(17,150,000)	(29,250,000)
See accompanying notes to financial statements.
41

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,802,471	$ 40,987,482
Net realized gain (loss)	31,314,179	24,226,385
Net change in unrealized appreciation/depreciation	(61,002,222)	(38,094,986)
Net increase (decrease) in net assets resulting from operations	(10,885,572)	27,118,881
Distributions to shareholders	(22,147,413)	(37,197,017)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	371,934,501	201,250,528
Cost of shares redeemed	(167,179,154)	(102,175,691)
Other capital	18,989	120,679
Net increase (decrease) in net assets from beneficial interest transactions	204,774,336	99,195,516
Net increase (decrease) in net assets during the period	171,741,351	89,117,380
Net assets at beginning of period	1,550,891,952	1,461,774,572
NET ASSETS AT END OF PERIOD	$1,722,633,303	$1,550,891,952
SHARES OF BENEFICIAL INTEREST:
Shares sold	11,000,000	5,200,000
Shares redeemed	(4,800,000)	(2,600,000)
Net increase (decrease)	6,200,000	2,600,000
See accompanying notes to financial statements.
42

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,297,663	$ 14,555,868
Net realized gain (loss)	2,526,938	11,877,543
Net change in unrealized appreciation/depreciation	7,946,217	(5,024,110)
Net increase (decrease) in net assets resulting from operations	13,770,818	21,409,301
Net equalization credits and charges	(229,473)	(143,636)
Distributions to shareholders	(3,164,181)	(14,440,071)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	163,474,358	45,547,969
Cost of shares redeemed	(127,486,530)	(72,596,389)
Net income equalization	229,473	143,636
Other capital	170,223	66,368
Net increase (decrease) in net assets from beneficial interest transactions	36,387,524	(26,838,416)
Voluntary Contribution from an Affiliate (Note 3)	82,258	—
Net increase (decrease) in net assets during the period	46,846,946	(20,012,822)
Net assets at beginning of period	402,844,765	422,857,587
NET ASSETS AT END OF PERIOD	$ 449,691,711	$402,844,765
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,200,000	1,350,000
Shares redeemed	(4,050,000)	(2,250,000)
Net increase (decrease)	1,150,000	(900,000)
See accompanying notes to financial statements.
43

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,012,838	$ 12,331,273
Net realized gain (loss)	(6,323,716)	(9,953,343)
Net change in unrealized appreciation/depreciation	14,596,368	(39,091,152)
Net increase (decrease) in net assets resulting from operations	10,285,490	(36,713,222)
Distributions to shareholders	(9,801,517)	(14,850,712)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	38,235,840	58,400,001
Cost of shares redeemed	(13,280,363)	(14,895,095)
Other capital	65,316	69,568
Net increase (decrease) in net assets from beneficial interest transactions	25,020,793	43,574,474
Net increase (decrease) in net assets during the period	25,504,766	(7,989,460)
Net assets at beginning of period	471,348,921	479,338,381
NET ASSETS AT END OF PERIOD	$496,853,687	$471,348,921
SHARES OF BENEFICIAL INTEREST:
Shares sold	900,000	1,100,000
Shares redeemed	(300,000)	(300,000)
Net increase (decrease)	600,000	800,000
See accompanying notes to financial statements.
44

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,991,858	$ 43,134,692
Net realized gain (loss)	(3,956,838)	6,283,987
Net change in unrealized appreciation/depreciation	5,582,529	(61,612,998)
Net increase (decrease) in net assets resulting from operations	12,617,549	(12,194,319)
Net equalization credits and charges	(225,701)	(3,381,984)
Distributions to shareholders	(15,966,003)	(44,083,053)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	27,707,698	36,351,454
Cost of shares redeemed	(53,930,801)	(370,125,230)
Net income equalization	225,701	3,381,984
Other capital	2,297	(801)
Net increase (decrease) in net assets from beneficial interest transactions	(25,995,105)	(330,392,593)
Net increase (decrease) in net assets during the period	(29,569,260)	(390,051,949)
Net assets at beginning of period	861,909,613	1,251,961,562
NET ASSETS AT END OF PERIOD	$832,340,353	$ 861,909,613
SHARES OF BENEFICIAL INTEREST:
Shares sold	750,000	900,000
Shares redeemed	(1,500,000)	(9,350,000)
Net increase (decrease)	(750,000)	(8,450,000)
See accompanying notes to financial statements.
45

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR STOXX Europe 50 ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,378,908	$ 8,269,688
Net realized gain (loss)	(2,929,998)	9,072,554
Net change in unrealized appreciation/depreciation	(795,261)	(21,040,583)
Net increase (decrease) in net assets resulting from operations	(1,346,351)	(3,698,341)
Net equalization credits and charges	(45,965)	(420,736)
Distributions to shareholders	(2,156,661)	(7,892,615)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Cost of shares redeemed	(16,358,282)	(117,342,970)
Net income equalization	45,965	420,736
Net increase (decrease) in net assets from beneficial interest transactions	(16,312,317)	(116,922,234)
Net increase (decrease) in net assets during the period	(19,861,294)	(128,933,926)
Net assets at beginning of period	188,730,671	317,664,597
NET ASSETS AT END OF PERIOD	$168,869,377	$ 188,730,671
SHARES OF BENEFICIAL INTEREST:
Shares redeemed	(500,000)	(3,350,000)
See accompanying notes to financial statements.
46

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 38.35	$ 41.30	$ 32.76	$ 33.77	$ 39.88	$ 38.33
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	1.17	1.04	1.05	1.20	1.32
Net realized and unrealized gain (loss) (b)	(1.78)	(2.89)	8.34	(0.83)	(6.11)	1.46
Total from investment operations	(1.54)	(1.72)	9.38	0.22	(4.91)	2.78
Net equalization credits and charges (a)	(0.01)	(0.08)	0.13	(0.06)	(0.01)	0.06
Distributions to shareholders from:
Net investment income	(0.22)	(1.15)	(0.97)	(1.17)	(1.19)	(1.29)
Net asset value, end of period	$ 36.58	$ 38.35	$ 41.30	$ 32.76	$ 33.77	$ 39.88
Total return (c)	(4.04)%	(4.40)%	29.30%	0.62%	(12.60)%	7.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,337,297	$3,108,379	$4,555,667	$2,538,715	$4,044,421	$4,949,488
Ratios to average net assets:
Total expenses	0.29%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	1.34%(d)	2.89%	2.83%	3.13%	3.16%	3.16%
Portfolio turnover rate (e)	3%(f)	7%	4%	7%	6%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
47

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 37.46	$ 37.67	$ 32.34	$ 30.31	$ 35.09	$ 34.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	1.00	0.90	0.87	0.94	1.17
Net realized and unrealized gain (loss) (b)	(1.22)	(0.31)	5.22	2.00	(4.92)	0.72
Total from investment operations	(0.81)	0.69	6.12	2.87	(3.98)	1.89
Other capital	0.00(c)	0.00(c)	(0.00)(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.46)	(0.90)	(0.79)	(0.84)	(0.80)	(1.09)
Net asset value, end of period	$ 36.19	$ 37.46	$ 37.67	$ 32.34	$ 30.31	$ 35.09
Total return (d)	(2.03)%	1.76%	19.24%	9.66%	(11.58)%	5.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,722,633	$1,550,892	$1,461,775	$847,299	$715,311	$575,494
Ratios to average net assets:
Total expenses	0.34%(e)	0.34%	0.34%	0.34%	0.34%	0.35%
Net expenses	0.30%(e)	0.30%	0.30%	0.30%	0.32%	0.35%
Net investment income (loss)	2.35%(e)	2.61%	2.62%	2.80%	2.74%	3.25%
Portfolio turnover rate (f)	2%(g)	3%	3%	7%	8%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
48

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 30.87	$ 30.31	$ 27.40	$ 25.06	$ 36.66	$ 40.34
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	1.05	1.18	1.28	1.44	1.77
Net realized and unrealized gain (loss) (b)	0.79	0.57	2.70	2.29	(11.68)	(3.86)
Total from investment operations	1.02	1.62	3.88	3.57	(10.24)	(2.09)
Net equalization credits and charges (a)	(0.02)	(0.01)	0.04	0.04	(0.03)	0.04
Other capital	0.01	0.00(c)	0.00(c)	0.02	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.22)	(1.05)	(1.01)	(1.29)	(1.34)	(1.64)
Voluntary Contribution from an Affiliate (Note 3)	0.01	—	—	—	—	—
Net asset value, end of period	$ 31.67	$ 30.87	$ 30.31	$ 27.40	$ 25.06	$ 36.66
Total return (d)	3.32%(e)	5.26%	14.47%	14.70%	(28.56)%	(5.16)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$449,692	$402,845	$422,858	$300,042	$298,163	$491,217
Ratios to average net assets:
Total expenses	0.49%(f)	0.49%	0.49%	0.49%	0.53%	0.59%
Net investment income (loss)	1.48%(f)	3.21%	4.05%	4.91%	4.32%	4.50%
Portfolio turnover rate (g)	21%(h)	55%	123%	48%	78%	67%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Affiliate had not made a voluntary contribution during the period ended March 31, 2019, the total return would have been 3.30%. See Note 3.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
49

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 44.89	$ 49.42	$ 42.74	$ 37.00	$ 48.31	$ 46.15
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	1.19	1.04	0.89	1.01	1.01
Net realized and unrealized gain (loss) (b)	0.57	(4.25)	6.61	5.84	(11.19)	2.11
Total from investment operations	0.75	(3.06)	7.65	6.73	(10.18)	3.12
Other capital	0.01	0.01	0.03	0.04	0.04	0.05
Distributions to shareholders from:
Net investment income	(0.89)	(1.48)	(1.00)	(1.03)	(1.17)	(1.01)
Net asset value, end of period	$ 44.76	$ 44.89	$ 49.42	$ 42.74	$ 37.00	$ 48.31
Total return (c)	1.88%	(6.49)%	18.46%	18.67%	(21.38)%	6.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$496,854	$471,349	$479,338	$320,556	$373,681	$570,082
Ratios to average net assets:
Total expenses	0.65%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	0.86%(d)	2.37%	2.30%	2.29%	2.26%	2.10%
Portfolio turnover rate (e)	5%(f)	24%	34%	19%	12%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
50

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 38.05	$ 40.25	$ 36.61	$ 33.95	$ 46.33	$ 46.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.51	1.50	1.51	1.68	2.05	2.41
Net realized and unrealized gain (loss) (b)	0.19	(1.95)	4.13	2.56	(12.36)	(0.29)
Total from investment operations	0.70	(0.45)	5.64	4.24	(10.31)	2.12
Net equalization credits and charges (a)	(0.01)	(0.12)	(0.01)	0.05	(0.01)	0.03
Other capital	0.00(c)	(0.00)(c)	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.74)	(1.63)	(1.99)	(1.63)	(2.06)	(2.42)
Net asset value, end of period	$ 38.00	$ 38.05	$ 40.25	$ 36.61	$ 33.95	$ 46.33
Total return (d)	1.95%	(1.49)%	15.84%	12.98%	(22.86)%	4.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$832,340	$861,910	$1,251,962	$1,010,508	$974,416	$1,450,114
Ratios to average net assets:
Total expenses	0.46%(e)	0.45%	0.45%	0.45%	0.46%	0.46%
Net investment income (loss)	2.77%(e)	3.74%	3.95%	4.81%	4.84%	4.96%
Portfolio turnover rate (f)	11%(g)	47%	122%	39%	76%	62%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
51

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR STOXX Europe 50 ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 33.70	$ 35.49	$ 30.28	$ 31.54	$ 36.86	$ 36.47
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	1.14	0.95	1.10	1.23	2.03(b)
Net realized and unrealized gain (loss) (c)	(0.61)	(1.68)	5.14	(1.21)	(5.37)	0.22
Total from investment operations	(0.18)	(0.54)	6.09	(0.11)	(4.14)	2.25
Net equalization credits and charges (a)	(0.01)	(0.06)	0.12	(0.04)	0.04	0.11
Other capital	—	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.40)	(1.19)	(1.01)	(1.11)	(1.22)	(1.97)
Net asset value, end of period	$ 33.11	$ 33.70	$ 35.49	$ 30.28	$ 31.54	$ 36.86
Total return (d)	(0.51)%	(1.68)%	20.83%	(0.42)%	(11.36)%	6.33%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$168,869	$188,731	$317,665	$186,220	$247,626	$261,730
Ratios to average net assets:
Total expenses	0.29%(e)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	2.74%(e)	3.25%	2.92%	3.57%	3.50%	5.28%(b)
Portfolio turnover rate (f)	3%(g)	5%	8%	8%	9%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.76 per share and 1.96% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 4.56%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
52

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2019, the Trust consists of thirty-one (31) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
SPDR STOXX Europe 50 ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
53

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
54

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
55

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
56

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

The following Funds utilized equalization during the period ended March 31, 2019:
SPDR EURO STOXX 50 ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P International Dividend ETF
SPDR STOXX Europe 50 ETF
Distributions
The SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P International Dividend ETF, and the SPDR STOXX Europe 50 ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR MSCI ACWI ex-US ETF and the SPDR S&P Emerging Markets Small Cap ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser (“Management/Advisory fee”) a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX 50 ETF	0.29%
SPDR MSCI ACWI ex-US ETF	0.34
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR S&P International Dividend ETF	0.45
SPDR STOXX Europe 50 ETF	0.29
57

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

The Adviser pays all expenses of each Fund other than management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2020.
The Adviser has contractually agreed to waive a portion of its management fee and reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the SPDR MSCI ACWI ex-US ETF will be limited to 0.30% of the Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement. Such fees and expenses paid by the Adviser are limited to certain direct operating expenses of the Fund and, therefore, do not include the Fund’s acquired fund fees and expenses, if any. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2020, the waiver may be cancelled or modified at any time. The waiver and/or reimbursement may not be terminated prior to January 31, 2020, except with the approval of the Board. For the period ended March 31, 2019, the SPDR MSCI ACWI ex-US ETF waived $336,181.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
58

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2019, are disclosed in the Schedules of Investments.
During the year, State Street made a voluntary contribution of $82,258 to the SPDR S&P Emerging Markets Dividend ETF in connection with trading matters.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
59

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2019, were as follows:
	Purchases	Sales
SPDR EURO STOXX 50 ETF	$ 79,221,508	$82,052,295
SPDR MSCI ACWI ex-US ETF	55,402,417	27,579,546
SPDR S&P Emerging Markets Dividend ETF	138,664,706	95,835,549
SPDR S&P Emerging Markets Small Cap ETF	33,161,814	22,131,020
SPDR S&P International Dividend ETF	85,111,158	93,072,026
SPDR STOXX Europe 50 ETF	5,034,409	5,622,083
For the period ended March 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX 50 ETF	$ 1,818,248	$590,585,703	$(26,815,897)
SPDR MSCI ACWI ex-US ETF	324,600,804	153,783,177	38,351,271
SPDR S&P Emerging Markets Dividend ETF	86,097,670	93,468,065	9,657,671
SPDR S&P Emerging Markets Small Cap ETF	10,992,290	5,413,491	864,884
SPDR S&P International Dividend ETF	25,602,178	50,779,223	(2,180,291)
SPDR STOXX Europe 50 ETF	—	16,318,063	68,512
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for
60

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2018, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX 50 ETF	$2,598,134,032	$197,031,315	$463,588,906	$(266,557,591)
SPDR MSCI ACWI ex-US ETF	1,751,549,132	187,946,358	190,989,464	(3,043,106)
SPDR S&P Emerging Markets Dividend ETF	458,873,637	29,728,746	23,387,411	6,341,335
SPDR S&P Emerging Markets Small Cap ETF	592,051,152	49,056,510	129,539,134	(80,482,624)
SPDR S&P International Dividend ETF	857,739,788	37,125,609	52,760,523	(15,634,914)
SPDR STOXX Europe 50 ETF	187,266,363	12,487,270	32,421,282	(19,934,012)
61

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX 50 ETF	$ 6,713,649	$ 7,140,290	$ —	$ 7,140,290
SPDR MSCI ACWI ex-US ETF	71,040,103	39,241,247	35,239,626	74,480,873
62

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Emerging Markets Dividend ETF	$28,508,403	$17,405,390	$12,330,049	$29,735,439
SPDR S&P Emerging Markets Small Cap ETF	31,761,668	16,205,312	18,683,947	34,889,259
SPDR S&P International Dividend ETF	22,802,255	14,967,020	8,840,942	23,807,962
SPDR STOXX Europe 50 ETF	69,870	77,872	—	77,872
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2019:
		Remaining Contractual Maturity of the Agreements As of March 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX 50 ETF	Common Stocks	$ 7,140,290	$—	$—	$—	$ 7,140,290	$ 7,140,290
SPDR MSCI ACWI ex-US ETF	Common Stocks	39,241,247	—	—	—	39,241,247	39,241,247
SPDR S&P Emerging Markets Dividend ETF	Common Stocks	17,405,390	—	—	—	17,405,390	17,405,390
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	16,205,312	—	—	—	16,205,312	16,205,312
SPDR S&P International Dividend ETF	Common Stocks	14,967,020	—	—	—	14,967,020	14,967,020
SPDR STOXX Europe 50 ETF	Common Stocks	77,872	—	—	—	77,872	77,872
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
63

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

The following Funds participate in the credit facility as of March 31, 2019:
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of March 31, 2019.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
64

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
65

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2018 to March 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
66

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2019 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF
Annualized Expense Ratio	0.29%	0.30%	0.49%
Actual:
Ending Account Value	$ 959.60	$ 979.70	$1,033.20
Expenses Paid During Period(a)	1.42	1.48	2.48
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.50	1,023.40	1,022.50
Expenses Paid During Period(a)	1.46	1.51	2.47
	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P International Dividend ETF	SPDR STOXX Europe 50 ETF
Annualized Expense Ratio(a)	0.65%	0.46%	0.29%
Actual:
Ending Account Value	$1,018.80	$1,019.50	$ 994.90
Expenses Paid During Period(a)	3.27	2.32	1.44
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.70	1,022.60	1,023.50
Expenses Paid During Period(a)	3.28	2.32	1.46
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
67

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2019 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Small Cap ETF
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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., and Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2019 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2019 SPDRISINTLSAR

Semi-Annual Report
March 31, 2019
SPDR® Index Shares Funds
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR Dow Jones Global Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Simon Property Group, Inc. REIT	4.7%
Prologis, Inc. REIT	3.7
Public Storage REIT	2.7
Welltower, Inc. REIT	2.5
Equity Residential REIT	2.3
AvalonBay Communities, Inc. REIT	2.3
Mitsui Fudosan Co., Ltd.	2.1
Digital Realty Trust, Inc. REIT	2.0
Link REIT	2.0
Ventas, Inc. REIT	1.9
TOTAL	26.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019

% of Net Assets
Equity Real Estate Investment Trusts (REITs)	86.4%
Real Estate Management & Development	13.2
Diversified Financial Services	0.0*
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Dow Jones International Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Mitsui Fudosan Co., Ltd.	4.8%
Link REIT	4.8
Deutsche Wohnen SE	3.3
Scentre Group REIT	3.0
Goodman Group REIT	2.9
Unibail-Rodamco-Westfield REIT	2.9
Nippon Building Fund, Inc. REIT	1.9
Segro PLC REIT	1.9
Dexus REIT	1.8
Land Securities Group PLC REIT	1.7
TOTAL	29.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019

% of Net Assets
Equity Real Estate Investment Trusts (REITs)	68.5%
Real Estate Management & Development	30.9
Diversified Financial Services	0.0*
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P China ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Tencent Holdings, Ltd.	13.5%
Alibaba Group Holding, Ltd. ADR	12.6
China Construction Bank Corp. Class H	5.0
Industrial & Commercial Bank of China, Ltd. Class H	3.1
China Mobile, Ltd.	3.1
Ping An Insurance Group Co. of China, Ltd. Class H	3.0
Baidu, Inc. ADR	2.4
Bank of China, Ltd. Class H	1.9
CNOOC, Ltd.	1.6
JD.com, Inc. ADR	1.4
TOTAL	47.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Communication Services	23.6%
Consumer Discretionary	23.4
Financials	21.4
Real Estate	6.2
Industrials	6.0
Energy	4.6
Information Technology	3.8
Consumer Staples	3.2
Health Care	3.1
Utilities	2.5
Materials	2.0
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P Global Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
BHP Group, Ltd.	5.1%
Nutrien, Ltd.	4.7
Exxon Mobil Corp.	4.4
BP PLC	3.7
Royal Dutch Shell PLC Class A	3.6
TOTAL SA	3.6
Glencore PLC	3.4
Chevron Corp.	3.1
Vale SA ADR	2.8
Anglo American PLC	2.5
TOTAL	36.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019

% of Net Assets
Metals & Mining	33.7%
Oil, Gas & Consumable Fuels	31.9
Chemicals	10.3
Containers & Packaging	8.7
Paper & Forest Products	5.7
Food Products	4.8
Equity Real Estate Investment Trusts (REITs)	2.2
Energy Equipment & Services	1.1
Household Products	0.8
Short-Term Investments	0.6
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P International Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Amarin Corp. PLC ADR	0.4%
Wihlborgs Fastigheter AB	0.3
Nikkon Holdings Co., Ltd.	0.3
Premier Investment Corp. REIT	0.2
NIPPON REIT Investment Corp. REIT	0.2
Goldwin, Inc.	0.2
Cronos Group, Inc.	0.2
Barco NV	0.2
NET One Systems Co., Ltd.	0.2
J D Wetherspoon PLC	0.2
TOTAL	2.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Industrials	19.8%
Consumer Discretionary	14.5
Information Technology	10.6
Materials	10.5
Real Estate	10.4
Health Care	8.7
Financials	8.6
Consumer Staples	6.3
Communication Services	4.0
Energy	3.7
Utilities	1.6
Short-Term Investments	8.8
Liabilities in Excess of Other Assets	(7.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P North American Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Exxon Mobil Corp.	10.3%
Chevron Corp.	10.2
Barrick Gold Corp.	6.3
Nutrien, Ltd.	6.1
Newmont Mining Corp.	5.0
Freeport-McMoRan, Inc.	5.0
Archer-Daniels-Midland Co.	4.6
ConocoPhillips	3.9
Franco-Nevada Corp.	3.7
Teck Resources, Ltd. Class B	3.1
TOTAL	58.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2019

% of Net Assets
Oil, Gas & Consumable Fuels	44.8%
Metals & Mining	35.4
Chemicals	11.6
Food Products	7.2
Paper & Forest Products	0.5
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 4.8%
BWP Trust REIT	909,157	$ 2,415,365
Charter Hall Retail REIT	616,396	2,036,034
Dexus REIT	1,918,753	17,364,441
Goodman Group REIT	3,038,923	28,818,626
GPT Group REIT	3,400,799	15,001,852
Scentre Group REIT	10,095,487	29,474,157
Shopping Centres Australasia Property Group REIT	1,662,163	3,117,094
Vicinity Centres REIT	6,085,107	11,238,643
		109,466,212
AUSTRIA — 0.4%
CA Immobilien Anlagen AG	140,750	5,088,924
IMMOFINANZ AG	174,884	4,347,598
		9,436,522
BELGIUM — 0.2%
Cofinimmo SA REIT	40,815	5,426,168
BRAZIL — 0.3%
BR Malls Participacoes SA	1,697,921	5,484,202
CANADA — 1.5%
Allied Properties Real Estate Investment Trust	100,851	3,721,662
Artis Real Estate Investment Trust	135,452	1,126,443
Boardwalk Real Estate Investment Trust	44,585	1,360,961
Canadian Apartment Properties REIT	141,517	5,441,617
Dream Office Real Estate Investment Trust	58,353	1,080,183
First Capital Realty, Inc.	333,618	5,344,081
Granite Real Estate Investment Trust	42,000	2,007,336
H&R Real Estate Investment Trust	264,275	4,630,920
RioCan Real Estate Investment Trust	282,062	5,588,668
SmartCentres Real Estate Investment Trust	131,059	3,434,541
		33,736,412
FRANCE — 3.7%
Covivio REIT	118,486	12,585,772
Gecina SA REIT	104,292	15,434,342
Klepierre SA REIT	394,584	13,814,567
Unibail-Rodamco-Westfield (a)	1,502,164	12,345,907
Unibail-Rodamco-Westfield REIT (a)(b)	185,939	30,511,341
		84,691,929
See accompanying notes to financial statements.
7

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
GERMANY — 2.6%
alstria office REIT-AG	297,889	$ 4,850,027
Deutsche EuroShop AG	98,262	2,981,211
Deutsche Wohnen SE	674,502	32,740,867
Grand City Properties SA	195,179	4,711,869
LEG Immobilien AG	119,307	14,662,343
		59,946,317
HONG KONG — 4.1%
Hang Lung Properties, Ltd.	3,746,018	9,143,205
Hongkong Land Holdings, Ltd.	2,211,400	15,723,054
Hysan Development Co., Ltd.	1,167,731	6,255,210
Link REIT	4,000,682	46,785,344
Wharf Real Estate Investment Co., Ltd.	2,186,000	16,276,754
		94,183,567
JAPAN — 12.0%
Activia Properties, Inc. REIT	1,348	5,602,204
Advance Residence Investment Corp. REIT	2,554	7,118,480
Aeon Mall Co., Ltd.	199,200	3,275,457
AEON REIT Investment Corp.	2,887	3,406,444
Comforia Residential REIT, Inc.	1,208	3,312,355
Daiwa House REIT Investment Corp.	3,516	7,804,862
Daiwa Office Investment Corp. REIT	576	4,100,718
Frontier Real Estate Investment Corp. REIT	936	3,928,012
Fukuoka REIT Corp.	1,551	2,386,369
GLP J-REIT	7,252	7,777,137
Hoshino Resorts REIT, Inc.	398	1,995,663
Hulic Co., Ltd.	928,800	9,113,040
Hulic Reit, Inc.	2,151	3,669,050
Industrial & Infrastructure Fund Investment Corp. REIT	3,298	3,685,798
Invincible Investment Corp. REIT	10,705	5,242,002
Japan Excellent, Inc. REIT	2,462	3,578,948
Japan Hotel REIT Investment Corp.	8,438	6,807,728
Japan Logistics Fund, Inc. REIT	1,706	3,620,539
Japan Prime Realty Investment Corp. REIT	1,746	7,193,170
Japan Real Estate Investment Corp. REIT	2,624	15,480,616
Japan Rental Housing Investments, Inc. REIT	3,179	2,533,205
Japan Retail Fund Investment Corp. REIT	4,957	9,973,564
Kenedix Office Investment Corp. REIT	811	5,634,540
Kenedix Residential Next Investment Corp. REIT	1,709	2,836,367
Kenedix Retail REIT Corp.	988	2,412,761
Leopalace21 Corp. (b)(c)	464,600	927,647
See accompanying notes to financial statements.
8

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MCUBS MidCity Investment Corp. REIT	3,185	$ 2,929,331
Mitsui Fudosan Co., Ltd.	1,880,500	47,273,716
Mori Hills REIT Investment Corp.	3,007	4,042,477
Mori Trust Sogo Reit, Inc.	1,870	2,909,283
Nippon Accommodations Fund, Inc. REIT	916	4,650,964
Nippon Building Fund, Inc. REIT	2,676	18,132,538
Nippon Prologis REIT, Inc.	4,137	8,813,341
NIPPON REIT Investment Corp.	871	3,360,139
Nomura Real Estate Master Fund, Inc. REIT	8,593	12,669,988
Orix JREIT, Inc. REIT	5,281	9,070,047
Premier Investment Corp. REIT	2,480	3,127,867
Sekisui House Reit, Inc.	7,107	5,374,314
Tokyu Fudosan Holdings Corp.	1,088,800	6,512,044
Tokyu REIT, Inc.	1,899	3,076,214
United Urban Investment Corp. REIT	5,783	9,138,065
Unizo Holdings Co., Ltd.	63,800	1,216,803
		275,713,807
LUXEMBOURG — 0.5%
Aroundtown SA	1,367,993	11,289,973
MALTA — 0.0% (d)
BGP Holdings PLC (c)(e)	1,313,937	—
MEXICO — 0.4%
Fibra Uno Administracion SA de CV REIT	5,706,059	7,889,496
NETHERLANDS — 0.2%
Eurocommercial Properties NV	78,835	2,276,731
Wereldhave NV REIT (b)	78,104	2,137,226
		4,413,957
PHILIPPINES — 0.7%
SM Prime Holdings, Inc.	21,889,200	16,632,624
ROMANIA — 0.3%
NEPI Rockcastle PLC	896,486	7,549,225
SINGAPORE — 2.9%
Ascendas Real Estate Investment Trust	4,829,320	10,375,283
CapitaLand Commercial Trust REIT	5,242,508	7,508,649
CapitaLand Mall Trust REIT	5,304,404	9,320,400
CapitaLand, Ltd.	4,730,751	12,748,056
Keppel REIT	3,504,612	3,337,726
Mapletree Commercial Trust REIT	3,547,300	4,949,721
Mapletree Industrial Trust REIT	2,560,600	3,969,922
See accompanying notes to financial statements.
9

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Mapletree Logistics Trust REIT	4,410,016	$ 4,753,506
Mapletree North Asia Commercial Trust REIT	4,087,600	3,983,486
Suntec Real Estate Investment Trust	4,322,295	6,222,573
		67,169,322
SOUTH AFRICA — 0.8%
Growthpoint Properties, Ltd. REIT	5,624,656	9,524,424
Hyprop Investments, Ltd. REIT	493,657	2,412,617
Redefine Properties, Ltd. REIT	10,175,905	6,844,502
		18,781,543
SPAIN — 0.6%
Inmobiliaria Colonial Socimi SA REIT	518,498	5,335,821
Martinsa Fadesa SA (c)(e)	178	—
Merlin Properties Socimi SA REIT	693,600	9,084,803
		14,420,624
SWEDEN — 1.0%
Castellum AB	517,226	10,057,002
Fabege AB	513,073	7,467,667
Hemfosa Fastigheter AB	321,749	2,828,871
Kungsleden AB	364,294	2,906,403
		23,259,943
SWITZERLAND — 0.9%
PSP Swiss Property AG	76,380	8,298,339
Swiss Prime Site AG	143,851	12,602,671
		20,901,010
THAILAND — 0.3%
Central Pattana PCL NVDR	2,611,200	6,027,112
UNITED KINGDOM — 4.2%
British Land Co. PLC REIT	1,835,379	14,086,473
Capital & Counties Properties PLC	1,421,122	4,455,416
Derwent London PLC REIT	209,760	8,809,357
Grainger PLC	1,184,372	3,651,439
Great Portland Estates PLC REIT	517,862	5,037,384
Hammerson PLC REIT	1,457,153	6,375,982
Intu Properties PLC REIT (b)	1,681,518	2,335,716
Land Securities Group PLC REIT	1,428,808	17,005,763
Segro PLC REIT	2,062,060	18,094,044
Shaftesbury PLC REIT	443,706	5,087,907
Tritax Big Box REIT PLC	3,227,129	6,038,541
See accompanying notes to financial statements.
10

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
UNITE Group PLC REIT	499,382	$ 5,970,355
		96,948,377
UNITED STATES — 57.2%
Acadia Realty Trust REIT	153,954	4,198,326
Alexandria Real Estate Equities, Inc. REIT	214,413	30,566,717
American Assets Trust, Inc. REIT	73,244	3,358,970
American Campus Communities, Inc. REIT	260,592	12,398,967
American Homes 4 Rent Class A, REIT	487,748	11,081,635
Apartment Investment & Management Co. Class A, REIT	304,329	15,304,705
Apple Hospitality REIT, Inc.	406,709	6,629,357
Ashford Hospitality Trust, Inc. REIT	164,429	781,038
AvalonBay Communities, Inc. REIT	263,405	52,873,286
Boston Properties, Inc. REIT	293,882	39,344,922
Brandywine Realty Trust REIT	334,190	5,300,253
Brixmor Property Group, Inc. REIT	565,459	10,387,482
Camden Property Trust REIT	183,811	18,656,817
CBL & Associates Properties, Inc. REIT (b)	340,126	527,195
Chatham Lodging Trust REIT	88,953	1,711,456
Chesapeake Lodging Trust REIT	117,180	3,258,776
Columbia Property Trust, Inc. REIT	220,816	4,970,568
CorePoint Lodging, Inc. REIT	75,561	844,016
Corporate Office Properties Trust REIT	211,773	5,781,403
Cousins Properties, Inc. REIT	795,419	7,683,748
CubeSmart REIT	352,850	11,305,314
DiamondRock Hospitality Co. REIT	386,815	4,189,206
Digital Realty Trust, Inc. REIT	395,214	47,030,466
Douglas Emmett, Inc. REIT	307,533	12,430,484
Duke Realty Corp. REIT	683,272	20,894,458
Easterly Government Properties, Inc. REIT	118,282	2,130,259
EastGroup Properties, Inc. REIT	69,655	7,776,284
Equity Commonwealth REIT	230,003	7,518,798
Equity LifeStyle Properties, Inc. REIT	171,211	19,569,417
Equity Residential REIT	703,551	52,991,461
Essex Property Trust, Inc. REIT	124,933	36,135,621
Extra Space Storage, Inc. REIT	242,136	24,676,080
Federal Realty Investment Trust REIT	141,442	19,497,780
First Industrial Realty Trust, Inc. REIT	239,568	8,471,124
Franklin Street Properties Corp. REIT	212,912	1,530,837
Front Yard Residential Corp. REIT	92,171	854,425
HCP, Inc. REIT	908,641	28,440,463
Healthcare Realty Trust, Inc. REIT	237,097	7,613,185
Hersha Hospitality Trust REIT	70,307	1,205,062
See accompanying notes to financial statements.
11

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Highwoods Properties, Inc. REIT	196,059	$ 9,171,640
Hospitality Properties Trust REIT	311,182	8,187,198
Host Hotels & Resorts, Inc. REIT	1,408,525	26,621,122
Hudson Pacific Properties, Inc. REIT	292,144	10,055,596
Independence Realty Trust, Inc. REIT	170,085	1,835,217
Invitation Homes, Inc. REIT	642,022	15,620,395
JBG SMITH Properties REIT	208,869	8,636,733
Kilroy Realty Corp. REIT	191,905	14,577,104
Kimco Realty Corp. REIT	801,397	14,825,845
Kite Realty Group Trust REIT	162,276	2,594,793
Liberty Property Trust REIT	281,394	13,625,097
Life Storage, Inc. REIT	88,308	8,589,719
LTC Properties, Inc. REIT	76,920	3,522,936
Macerich Co. REIT	200,413	8,687,904
Mack-Cali Realty Corp. REIT	171,465	3,806,523
Mid-America Apartment Communities, Inc. REIT	216,640	23,685,251
National Storage Affiliates Trust REIT	109,485	3,121,417
NorthStar Realty Europe Corp. REIT (b)	93,296	1,619,619
Paramount Group, Inc. REIT	378,996	5,377,953
Park Hotels & Resorts, Inc. REIT	383,899	11,931,581
Pebblebrook Hotel Trust REIT	248,974	7,733,132
Pennsylvania Real Estate Investment Trust (b)	124,330	782,036
Piedmont Office Realty Trust, Inc. Class A, REIT	241,239	5,029,833
Prologis, Inc. REIT	1,198,846	86,256,970
PS Business Parks, Inc. REIT	37,768	5,923,155
Public Storage REIT	285,367	62,147,225
QTS Realty Trust, Inc. Class A, REIT	103,919	4,675,316
Regency Centers Corp. REIT	319,042	21,532,145
Retail Opportunity Investments Corp. REIT	218,725	3,792,692
Retail Properties of America, Inc. Class A, REIT	403,274	4,915,910
Retail Value, Inc. REIT	30,280	943,828
Rexford Industrial Realty, Inc. REIT	183,045	6,554,841
RLJ Lodging Trust REIT	331,198	5,819,149
RPT Realty REIT (b)	157,287	1,889,017
Ryman Hospitality Properties, Inc. REIT	97,164	7,990,767
Senior Housing Properties Trust REIT	449,320	5,292,990
Seritage Growth Properties Class A, REIT (b)	52,838	2,348,121
Simon Property Group, Inc. REIT	587,637	107,073,338
SITE Centers Corp. REIT	270,675	3,686,594
SL Green Realty Corp. REIT	159,178	14,313,286
Summit Hotel Properties, Inc. REIT	203,159	2,318,044
Sun Communities, Inc. REIT	164,216	19,462,880
See accompanying notes to financial statements.
12

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	431,620	$ 6,215,328
Tanger Factory Outlet Centers, Inc. REIT	177,165	3,716,922
Taubman Centers, Inc. REIT	115,513	6,108,327
Tier REIT, Inc.	101,491	2,908,732
UDR, Inc. REIT	524,129	23,826,904
Universal Health Realty Income Trust REIT	23,715	1,795,463
Urban Edge Properties REIT	221,161	4,202,059
Ventas, Inc. REIT	677,398	43,224,766
Vornado Realty Trust REIT	329,729	22,236,924
Washington Prime Group, Inc. REIT (b)	360,850	2,038,803
Washington Real Estate Investment Trust	150,849	4,281,095
Weingarten Realty Investors REIT	226,151	6,642,055
Welltower, Inc. REIT	734,780	57,018,928
Xenia Hotels & Resorts, Inc. REIT	212,445	4,654,670
		1,315,366,249
TOTAL COMMON STOCKS (Cost $2,110,647,075)		2,288,734,591

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (f) (g)	4,086,541	4,086,541
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	34,628,319	34,628,319
TOTAL SHORT-TERM INVESTMENTS (Cost $38,714,860)		38,714,860
TOTAL INVESTMENTS — 101.3% (Cost $2,149,361,935)		2,327,449,451
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(29,214,006)
NET ASSETS — 100.0%		$ 2,298,235,445

See accompanying notes to financial statements.
13

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	Investment of cash collateral for securities loaned.
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,288,734,591	$—	$ 0(a)	$2,288,734,591
Short-Term Investments	38,714,860	—	—	38,714,860
TOTAL INVESTMENTS	$2,327,449,451	$—	$ 0	$2,327,449,451
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,565,512	$ 3,565,512	$ 65,689,844	$ 65,168,815	$—	$—	4,086,541	$ 4,086,541	$ 42,234
State Street Navigator Securities Lending Government Money Market Portfolio	10,956,272	10,956,272	118,510,038	94,837,991	—	—	34,628,319	34,628,319	67,484
Total		$14,521,784	$184,199,882	$160,006,806	$—	$—		$38,714,860	$109,718
See accompanying notes to financial statements.
14

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 11.2%
BWP Trust REIT	2,208,450	$ 5,867,208
Charter Hall Retail REIT	1,498,897	4,951,047
Dexus REIT	4,624,388	41,850,052
Goodman Group REIT	7,345,715	69,660,670
GPT Group REIT	8,223,834	36,277,574
Scentre Group REIT	24,403,172	71,245,987
Shopping Centres Australasia Property Group REIT	4,033,257	7,563,662
Vicinity Centres REIT	14,720,138	27,186,765
		264,602,965
AUSTRIA — 1.0%
CA Immobilien Anlagen AG	339,222	12,264,831
IMMOFINANZ AG	423,798	10,535,575
		22,800,406
BELGIUM — 0.5%
Cofinimmo SA REIT	97,170	12,918,307
BRAZIL — 0.5%
BR Malls Participacoes SA	4,017,516	12,976,379
CANADA — 3.5%
Allied Properties Real Estate Investment Trust	243,063	8,969,651
Artis Real Estate Investment Trust	331,030	2,752,905
Boardwalk Real Estate Investment Trust	108,114	3,300,190
Canadian Apartment Properties REIT	341,666	13,137,754
Dream Office Real Estate Investment Trust	140,524	2,601,264
First Capital Realty, Inc.	795,630	12,744,850
Granite Real Estate Investment Trust	102,116	4,880,502
H&R Real Estate Investment Trust	642,659	11,261,385
RioCan Real Estate Investment Trust	685,389	13,580,034
SmartCentres Real Estate Investment Trust	317,834	8,329,180
		81,557,715
FRANCE — 8.7%
Covivio REIT	285,516	30,327,966
Gecina SA REIT	251,799	37,264,141
Klepierre SA REIT	952,672	33,353,484
Unibail-Rodamco-Westfield (a)	4,254,975	34,970,567
Unibail-Rodamco-Westfield REIT (a)	8,520	1,398,075
Unibail-Rodamco-Westfield REIT (a)(b)	410,725	67,397,213
		204,711,446
See accompanying notes to financial statements.
15

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
GERMANY — 6.1%
alstria office REIT-AG	724,364	$ 11,793,604
Deutsche EuroShop AG	231,500	7,023,572
Deutsche Wohnen SE	1,628,500	79,048,693
Grand City Properties SA	479,384	11,572,940
LEG Immobilien AG	288,224	35,421,554
		144,860,363
HONG KONG — 9.6%
Hang Lung Properties, Ltd.	9,064,755	22,125,072
Hongkong Land Holdings, Ltd.	5,347,400	38,020,014
Hysan Development Co., Ltd.	2,824,846	15,131,915
Link REIT	9,669,355	113,076,744
Wharf Real Estate Investment Co., Ltd.	5,286,000	39,359,066
		227,712,811
JAPAN — 28.1%
Activia Properties, Inc. REIT	3,213	13,353,029
Advance Residence Investment Corp. REIT	6,182	17,230,402
Aeon Mall Co., Ltd.	467,840	7,692,721
AEON REIT Investment Corp.	6,825	8,052,988
Comforia Residential REIT, Inc.	2,930	8,034,106
Daiwa House REIT Investment Corp.	8,511	18,892,828
Daiwa Office Investment Corp. REIT	1,418	10,095,171
Frontier Real Estate Investment Corp. REIT	2,268	9,517,875
Fukuoka REIT Corp.	3,634	5,591,274
GLP J-REIT	17,553	18,824,060
Hoshino Resorts REIT, Inc.	940	4,713,376
Hulic Co., Ltd.	2,247,490	22,051,535
Hulic Reit, Inc.	5,163	8,806,743
Industrial & Infrastructure Fund Investment Corp. REIT	7,768	8,681,408
Invincible Investment Corp. REIT	26,291	12,874,122
Japan Excellent, Inc. REIT	6,060	8,809,270
Japan Hotel REIT Investment Corp.	20,428	16,481,189
Japan Logistics Fund, Inc. REIT	4,138	8,781,824
Japan Prime Realty Investment Corp. REIT	4,226	17,410,272
Japan Real Estate Investment Corp. REIT	6,344	37,427,221
Japan Rental Housing Investments, Inc. REIT	7,488	5,966,857
Japan Retail Fund Investment Corp. REIT	11,992	24,128,097
Kenedix Office Investment Corp. REIT	1,965	13,652,121
Kenedix Residential Next Investment Corp. REIT	4,148	6,884,290
Kenedix Retail REIT Corp. (b)	2,319	5,663,150
Leopalace21 Corp. (b)(c)	1,151,100	2,298,352
See accompanying notes to financial statements.
16

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MCUBS MidCity Investment Corp. REIT	7,505	$ 6,902,552
Mitsui Fudosan Co., Ltd.	4,544,600	114,246,280
Mori Hills REIT Investment Corp.	7,290	9,800,352
Mori Trust Sogo Reit, Inc. (b)	4,405	6,853,151
Nippon Accommodations Fund, Inc. REIT	2,218	11,261,833
Nippon Building Fund, Inc. REIT	6,470	43,840,629
Nippon Prologis REIT, Inc.	10,010	21,325,003
NIPPON REIT Investment Corp.	2,059	7,943,199
Nomura Real Estate Master Fund, Inc. REIT	20,784	30,645,063
Orix JREIT, Inc. REIT	12,641	21,710,748
Premier Investment Corp. REIT	6,019	7,591,385
Sekisui House Reit, Inc.	17,215	13,017,983
Tokyu Fudosan Holdings Corp.	2,636,200	15,766,946
Tokyu REIT, Inc.	4,470	7,241,008
United Urban Investment Corp. REIT	13,993	22,111,178
Unizo Holdings Co., Ltd. (b)	153,800	2,933,295
		665,104,886
LUXEMBOURG — 1.2%
Aroundtown SA	3,316,584	27,371,591
MALTA — 0.0% (d)
BGP Holdings PLC (c)(e)	32,410,441	—
MEXICO — 0.8%
Fibra Uno Administracion SA de CV REIT	13,808,579	19,092,465
NETHERLANDS — 0.4%
Eurocommercial Properties NV	185,535	5,358,195
Wereldhave NV REIT (b)	183,804	5,029,585
		10,387,780
PHILIPPINES — 1.7%
SM Prime Holdings, Inc.	52,930,900	40,219,823
ROMANIA — 0.8%
NEPI Rockcastle PLC	2,175,555	18,320,146
SINGAPORE — 6.9%
Ascendas Real Estate Investment Trust	11,683,268	25,100,266
CapitaLand Commercial Trust REIT	12,688,029	18,172,592
CapitaLand Mall Trust REIT	12,834,047	22,550,780
CapitaLand, Ltd.	11,442,497	30,834,340
Keppel REIT (b)	8,247,353	7,854,622
Mapletree Commercial Trust REIT	8,714,000	12,159,070
Mapletree Industrial Trust REIT	6,044,900	9,371,938
See accompanying notes to financial statements.
17

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Mapletree Logistics Trust REIT	10,835,097	$ 11,679,026
Mapletree North Asia Commercial Trust REIT	9,865,600	9,614,317
Suntec Real Estate Investment Trust	10,307,576	14,839,257
		162,176,208
SOUTH AFRICA — 1.9%
Growthpoint Properties, Ltd. REIT	13,641,992	23,100,456
Hyprop Investments, Ltd. REIT	1,169,034	5,713,341
Redefine Properties, Ltd. REIT	24,702,280	16,615,211
		45,429,008
SPAIN — 1.5%
Inmobiliaria Colonial Socimi SA REIT	1,257,953	12,945,493
Martinsa Fadesa SA (c)(e)	35,998	—
Merlin Properties Socimi SA REIT	1,682,514	22,037,642
		34,983,135
SWEDEN — 2.4%
Castellum AB	1,254,470	24,392,059
Fabege AB	1,245,479	18,127,680
Hemfosa Fastigheter AB	766,374	6,738,089
Kungsleden AB	858,142	6,846,410
		56,104,238
SWITZERLAND — 2.1%
PSP Swiss Property AG	185,341	20,136,456
Swiss Prime Site AG	348,725	30,551,517
		50,687,973
THAILAND — 0.6%
Central Pattana PCL NVDR	6,162,959	14,225,201
UNITED KINGDOM — 9.9%
British Land Co. PLC REIT	4,431,288	34,009,990
Capital & Counties Properties PLC	3,442,992	10,794,260
Derwent London PLC REIT	508,839	21,369,872
Grainger PLC	2,846,767	8,776,632
Great Portland Estates PLC REIT	1,256,372	12,221,072
Hammerson PLC REIT	3,536,944	15,476,406
Intu Properties PLC REIT (b)	3,929,853	5,458,769
Land Securities Group PLC REIT	3,449,674	41,058,236
Segro PLC REIT	4,979,763	43,696,134
Shaftesbury PLC REIT	1,069,240	12,260,808
Tritax Big Box REIT PLC	7,837,997	14,666,307
See accompanying notes to financial statements.
18

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
UNITE Group PLC REIT	1,207,859	$ 14,440,543
		234,229,029
TOTAL COMMON STOCKS (Cost $2,253,743,971)		2,350,471,875

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (f) (g)	1,113,071	1,113,071
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	24,606,485	24,606,485
TOTAL SHORT-TERM INVESTMENTS (Cost $25,719,556)		25,719,556
TOTAL INVESTMENTS — 100.5% (Cost $2,279,463,527)		2,376,191,431
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(12,193,334)
NET ASSETS — 100.0%		$ 2,363,998,097
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	Investment of cash collateral for securities loaned.
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
19

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,350,471,875	$—	$ 0(a)	$2,350,471,875
Short-Term Investments	25,719,556	—	—	25,719,556
TOTAL INVESTMENTS	$2,376,191,431	$—	$ 0	$2,376,191,431
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,860,224	$ 2,860,224	$109,623,671	$111,370,824	$—	$—	1,113,071	$ 1,113,071	$ 28,965
State Street Navigator Securities Lending Government Money Market Portfolio	21,488,695	21,488,695	313,866,411	310,748,621	—	—	24,606,485	24,606,485	190,616
Total		$24,348,919	$423,490,082	$422,119,445	$—	$—		$25,719,556	$219,581
See accompanying notes to financial statements.
20

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.1%
Other Security		$ 1,450,037
AIR FREIGHT & LOGISTICS — 0.4%
Other Securities		5,223,497
AIRLINES — 0.3%
Other Securities		4,254,598
AUTO COMPONENTS — 0.4%
Other Securities		6,142,388
AUTOMOBILES — 1.7%
Geely Automobile Holdings, Ltd.	4,274,000	8,166,931
Other Securities		16,016,937
		24,183,868
BANKS — 13.9%
Agricultural Bank of China, Ltd. Class H	22,376,000	10,318,680
Bank of China, Ltd. Class H	60,104,700	27,257,847
Bank of Communications Co., Ltd. Class H	17,450,824	14,294,205
China CITIC Bank Corp., Ltd. Class H	9,413,471	5,995,880
China Construction Bank Corp. Class H	82,493,623	70,724,283
China Merchants Bank Co., Ltd. Class H	2,942,235	14,298,978
Industrial & Commercial Bank of China, Ltd. Class H	60,272,789	44,149,139
Other Securities		10,774,740
		197,813,752
BEVERAGES — 0.5%
China Resources Beer Holdings Co., Ltd.	1,293,667	5,446,620
Other Securities		1,926,545
		7,373,165
BIOTECHNOLOGY — 0.6%
Other Securities		8,126,136
BUILDING PRODUCTS — 0.0% (a)
Other Security		234,264
CAPITAL MARKETS — 1.5%
Other Securities		20,886,698
CHEMICALS — 0.2%
China Lumena New Materials Corp. (b)(c)(d)	3,564,548	—
Other Securities		2,919,338
		2,919,338
See accompanying notes to financial statements.
21

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Other Securities		$ 6,052,016
COMMUNICATIONS EQUIPMENT — 0.3%
China Fiber Optic Network System Group, Ltd. (b)(c)	1,131,600	—
Shanghai Potevio Co., Ltd. Class B (b)(c)	264,700	53,205
Other Securities		3,978,258
		4,031,463
CONSTRUCTION & ENGINEERING — 0.9%
Other Securities		12,425,506
CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class H	984,500	6,013,640
Other Securities		4,123,099
		10,136,739
CONSUMER FINANCE — 0.0% (a)
Other Securities		440,344
CONTAINERS & PACKAGING — 0.0% (a)
Other Security		290,453
DISTRIBUTORS — 0.0% (a)
Other Security		556,519
DIVERSIFIED CONSUMER SERVICES — 1.4%
New Oriental Education & Technology Group, Inc. ADR (c)	97,100	8,747,739
TAL Education Group ADR (c)	248,849	8,978,472
Other Securities		2,711,455
		20,437,666
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Other Security		1,626,915
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
China Telecom Corp., Ltd. Class H	12,416,951	6,896,593
China Tower Corp., Ltd. Class H (c)(e)	30,768,000	7,133,518
China Unicom Hong Kong, Ltd.	5,079,805	6,438,775
Other Securities		2,591,211
		23,060,097
ELECTRICAL EQUIPMENT — 0.4%
Tech Pro Technology Development, Ltd. (b)(c)(d)	4,481,396	19,410
Other Securities		6,030,683
		6,050,093
See accompanying notes to financial statements.
22

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Anxin-China Holdings, Ltd. (b)(c)	3,068,000	$ —
Sunny Optical Technology Group Co., Ltd.	485,900	5,802,983
Other Securities		8,225,427
		14,028,410
ENERGY EQUIPMENT & SERVICES — 0.2%
Other Securities		2,234,536
ENTERTAINMENT — 1.3%
NetEase, Inc. ADR	57,948	13,991,545
Other Securities		4,951,962
		18,943,507
FOOD & STAPLES RETAILING — 0.1%
Other Security		1,849,655
FOOD PRODUCTS — 2.0%
China Huishan Dairy Holdings Co., Ltd. (b)(c)(d)	2,729,000	—
China Huiyuan Juice Group, Ltd. (b)(c)(d)	701,000	135,289
China Mengniu Dairy Co., Ltd.	2,253,220	8,381,458
Want Want China Holdings, Ltd.	5,865,933	4,872,118
WH Group, Ltd. (e)	6,331,606	6,775,265
Other Securities		8,442,230
		28,606,360
GAS UTILITIES — 0.9%
China Gas Holdings, Ltd.	1,741,000	6,121,262
Other Securities		6,483,469
		12,604,731
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Other Security		2,136,319
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Other Securities		6,647,171
HEALTH CARE TECHNOLOGY — 0.1%
Other Security		1,350,194
HOTELS, RESTAURANTS & LEISURE — 1.4%
Yum China Holdings, Inc.	302,617	13,590,529
Other Securities		5,938,042
		19,528,571
HOUSEHOLD DURABLES — 0.3%
Other Securities		4,910,739
See accompanying notes to financial statements.
23

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.1%
Other Security		$ 1,102,249
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.0%
Other Securities		14,398,920
INDUSTRIAL CONGLOMERATES — 0.7%
CITIC, Ltd.	5,642,000	8,423,524
Other Security		993,453
		9,416,977
INSURANCE — 5.9%
China Life Insurance Co., Ltd. Class H	5,862,040	15,756,667
China Pacific Insurance Group Co., Ltd. Class H	2,080,000	8,161,071
PICC Property & Casualty Co., Ltd. Class H	5,926,287	6,734,117
Ping An Insurance Group Co. of China, Ltd. Class H (d)	3,835,600	42,949,221
Other Securities		10,056,676
		83,657,752
INTERACTIVE MEDIA & SERVICES — 17.5%
Baidu, Inc. ADR (c)	210,710	34,735,544
China Metal Recycling Holdings, Ltd. (b)(c)(d)	268,085	—
Tencent Holdings, Ltd.	4,155,615	191,106,569
Other Securities		22,483,984
		248,326,097
INTERNET & DIRECT MARKETING RETAIL — 16.5%
Alibaba Group Holding, Ltd. ADR (c)	979,673	178,741,339
Ctrip.com International, Ltd. ADR (c)	310,933	13,584,663
JD.com, Inc. ADR (c)(d)	643,195	19,392,329
Meituan Dianping Class B (c)(d)	2,658,400	17,914,682
Other Securities		4,643,134
		234,276,147
IT SERVICES — 0.5%
Other Securities		6,779,931
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Other Securities		3,966,207
MACHINERY — 1.3%
China Conch Venture Holdings, Ltd.	1,398,000	5,004,338
Other Securities		14,099,338
		19,103,676
See accompanying notes to financial statements.
24

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MARINE — 0.2%
Other Securities		$ 2,782,270
MEDIA — 0.1%
Other Security		1,044,924
METALS & MINING — 0.9%
Other Securities		12,570,658
MULTILINE RETAIL — 0.1%
Other Securities		821,897
OIL, GAS & CONSUMABLE FUELS — 4.4%
China Petroleum & Chemical Corp. Class H	19,672,640	15,512,665
China Shenhua Energy Co., Ltd. Class H	2,751,700	6,274,617
CNOOC, Ltd.	12,353,174	23,132,842
PetroChina Co., Ltd. Class H	16,248,930	10,535,997
Other Securities		7,140,246
		62,596,367
PAPER & FOREST PRODUCTS — 0.2%
Other Securities		2,840,028
PERSONAL PRODUCTS — 0.4%
Hengan International Group Co., Ltd.	679,500	5,955,401
PHARMACEUTICALS — 1.6%
China Animal Healthcare, Ltd. (b)(c)(d)	763,600	—
CSPC Pharmaceutical Group, Ltd.	3,688,000	6,859,254
Other Securities		15,532,450
		22,391,704
PROFESSIONAL SERVICES — 0.1%
Other Security		1,403,008
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.2%
China Evergrande Group (d)	2,393,600	7,958,390
China Overseas Land & Investment, Ltd.	3,177,862	12,063,808
China Resources Land, Ltd.	2,322,555	10,414,580
China Vanke Co., Ltd. Class H	1,173,864	4,934,746
Country Garden Holdings Co., Ltd.	5,722,500	8,937,363
Sunac China Holdings, Ltd. (d)	1,681,300	8,374,427
Other Securities		35,494,481
		88,177,795
ROAD & RAIL — 0.1%
Other Securities		1,710,819
See accompanying notes to financial statements.
25

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Hanergy Thin Film Power Group, Ltd. (b)(c)(d)	17,589,376	$ —
Other Securities		5,678,856
		5,678,856
SOFTWARE — 0.3%
Other Securities		3,557,442
SPECIALTY RETAIL — 0.2%
Other Securities		3,501,472
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Coolpad Group, Ltd. (b)(c)	2,629,400	—
Xiaomi Corp. Class B (c)(d)(e)	9,187,600	13,319,179
Other Securities		6,024,575
		19,343,754
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
ANTA Sports Products, Ltd.	838,000	5,700,571
Shenzhou International Group Holdings, Ltd.	565,000	7,571,768
Other Securities		4,610,895
		17,883,234
TRADING COMPANIES & DISTRIBUTORS — 0.0% (a)
Other Security		174,271
TRANSPORTATION INFRASTRUCTURE — 1.0%
Other Securities		14,814,522
WATER UTILITIES — 0.6%
Other Securities		8,242,286
WIRELESS TELECOMMUNICATION SERVICES — 3.1%
China Mobile, Ltd.	4,263,004	43,444,903
TOTAL COMMON STOCKS (Cost $1,282,272,741)		1,416,519,312
RIGHTS — 0.0% (a)
ELECTRICAL EQUIPMENT — 0.0% (a)
Other Security		33,398
TOTAL RIGHTS (Cost $0)		33,398
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (f)(g)	3,066,720	3,066,720
See accompanying notes to financial statements.
26

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (f)(h)	36,886,353	$ 36,886,353
TOTAL SHORT-TERM INVESTMENTS (Cost $39,953,073)		39,953,073
TOTAL INVESTMENTS — 102.6% (Cost $1,322,225,814)		1,456,505,783
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(37,086,577)
NET ASSETS — 100.0%		$ 1,419,419,206
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $207,904, representing less than 0.05% of the Fund's net assets.
(c)	Non-income producing security.
(d)	All or a portion of the shares of the security are on loan at March 31, 2019.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.7% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	Investment of cash collateral for securities loaned.
ADR=	American Depositary Receipt
See accompanying notes to financial statements.
27

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,416,311,408	$ —	$207,904	$1,416,519,312
Rights	—	33,398	—	33,398
Short-Term Investments	39,953,073	—	—	39,953,073
TOTAL INVESTMENTS	$1,456,264,481	$33,398	$207,904	$1,456,505,783
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	539,688	$ 539,688	$250,365,695	$247,838,663	$—	$—	3,066,720	$ 3,066,720	$ 68,965
State Street Navigator Securities Lending Government Money Market Portfolio	14,615,815	14,615,815	71,621,172	49,350,634	—	—	36,886,353	36,886,353	298,101
Total		$15,155,503	$321,986,867	$297,189,297	$—	$—		$39,953,073	$367,066
See accompanying notes to financial statements.
28

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 10.0%
Amcor, Ltd.	2,122,986	$ 23,209,087
BHP Group, Ltd.	2,304,711	63,013,948
Fortescue Metals Group, Ltd.	1,389,103	7,015,786
Newcrest Mining, Ltd.	629,832	11,413,202
South32, Ltd.	4,239,540	11,233,106
Woodside Petroleum, Ltd.	294,891	7,252,052
		123,137,181
AUSTRIA — 0.2%
Voestalpine AG	90,568	2,752,864
BRAZIL — 3.3%
Petroleo Brasileiro SA ADR	468,931	7,465,381
Vale SA ADR	2,574,994	33,629,422
		41,094,803
CANADA — 11.9%
Barrick Gold Corp.	1,438,981	19,728,430
Canadian Natural Resources, Ltd.	379,638	10,426,227
Franco-Nevada Corp.	153,698	11,526,631
Goldcorp, Inc.	718,121	8,218,923
Imperial Oil, Ltd.	77,181	2,107,536
Nutrien, Ltd. (a)	21,500	1,134,264
Nutrien, Ltd. (a)	1,100,682	58,071,982
Suncor Energy, Inc.	509,542	16,518,780
Teck Resources, Ltd. Class B	416,672	9,643,698
Wheaton Precious Metals Corp.	366,611	8,729,291
		146,105,762
CHILE — 0.8%
Antofagasta PLC	288,933	3,636,935
Sociedad Quimica y Minera de Chile SA ADR (b)	169,871	6,529,841
		10,166,776
CHINA — 0.8%
CNOOC, Ltd.	5,061,000	9,477,347
COLOMBIA — 0.1%
Ecopetrol SA ADR	78,714	1,687,628
FINLAND — 3.4%
Stora Enso Oyj Class R	1,053,605	12,889,223
See accompanying notes to financial statements.
29

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
UPM-Kymmene Oyj	975,481	$ 28,478,287
		41,367,510
FRANCE — 3.6%
TOTAL SA (b)	795,655	44,241,224
GERMANY — 0.9%
KS AG	350,855	6,437,265
ThyssenKrupp AG	332,506	4,571,724
		11,008,989
HONG KONG — 0.2%
Nine Dragons Paper Holdings, Ltd.	3,068,000	2,923,412
IRELAND — 1.0%
Smurfit Kappa Group PLC	432,718	12,088,629
ISRAEL — 0.5%
Israel Chemicals, Ltd.	1,255,946	6,533,473
ITALY — 1.2%
Eni SpA	800,345	14,157,605
JAPAN — 3.2%
JFE Holdings, Inc.	477,000	8,095,447
Nippon Steel & Sumitomo Metal Corp.	760,400	13,423,875
Oji Holdings Corp.	1,857,800	11,530,999
Sumitomo Metal Mining Co., Ltd.	227,500	6,721,100
		39,771,421
LUXEMBOURG — 0.9%
ArcelorMittal	527,978	10,705,505
MEXICO — 0.1%
Fresnillo PLC	154,267	1,750,462
NETHERLANDS — 3.9%
OCI NV (c)	115,609	3,180,383
Royal Dutch Shell PLC Class A	1,419,262	44,634,544
		47,814,927
NORWAY — 2.1%
Equinor ASA	343,664	7,536,456
Norsk Hydro ASA	1,122,089	4,553,975
Yara International ASA	322,323	13,204,928
		25,295,359
PERU — 0.2%
Southern Copper Corp.	71,252	2,827,279
See accompanying notes to financial statements.
30

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
RUSSIA — 3.1%
Gazprom PJSC ADR	1,901,666	$ 8,584,120
LUKOIL PJSC ADR	118,055	10,577,728
MMC Norilsk Nickel PJSC ADR	496,193	10,479,596
Novatek PJSC GDR	27,130	4,650,082
Novolipetsk Steel PJSC GDR	80,292	2,061,096
Rosneft Oil Co. PJSC GDR (a)	371,443	2,332,662
		38,685,284
SINGAPORE — 1.3%
Wilmar International, Ltd.	6,610,619	16,154,410
SOUTH KOREA — 1.5%
Korea Zinc Co., Ltd.	10,527	4,312,444
POSCO ADR	264,563	14,606,523
		18,918,967
SPAIN — 0.6%
Repsol SA	412,341	7,065,335
SWEDEN — 0.8%
Svenska Cellulosa AB SCA Class B	1,109,656	9,642,629
SWITZERLAND — 3.4%
Glencore PLC	9,998,519	41,424,353
UNITED KINGDOM — 10.1%
Anglo American PLC	1,160,741	31,059,271
BP PLC	6,288,407	45,764,113
DS Smith PLC	2,504,634	10,962,649
Mondi PLC	673,189	14,894,843
Rio Tinto, Ltd.	306,579	21,322,678
		124,003,554
UNITED STATES — 30.1%
Anadarko Petroleum Corp.	79,974	3,637,218
Archer-Daniels-Midland Co.	619,628	26,724,556
Avery Dennison Corp.	95,789	10,824,157
Bunge, Ltd.	155,946	8,276,054
CF Industries Holdings, Inc.	254,901	10,420,353
Chevron Corp.	303,825	37,425,164
ConocoPhillips	182,968	12,211,284
Devon Energy Corp.	74,184	2,341,247
EOG Resources, Inc.	92,141	8,769,980
Exxon Mobil Corp.	673,143	54,389,954
FMC Corp.	148,700	11,423,134
See accompanying notes to financial statements.
31

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Freeport-McMoRan, Inc.	1,196,706	$ 15,425,540
Halliburton Co.	139,431	4,085,328
Ingredion, Inc.	73,498	6,959,526
International Paper Co.	447,643	20,712,442
Marathon Petroleum Corp.	109,881	6,576,378
Mosaic Co.	391,564	10,693,613
Newmont Mining Corp.	439,953	15,737,119
Nucor Corp.	259,258	15,127,704
Occidental Petroleum Corp.	119,929	7,939,300
Packaging Corp. of America	104,388	10,374,080
Phillips 66	67,454	6,419,597
Pioneer Natural Resources Co.	26,982	4,108,819
Rayonier, Inc. REIT	143,106	4,510,701
Schlumberger, Ltd.	220,049	9,587,535
Sealed Air Corp.	173,469	7,989,982
Valero Energy Corp.	67,312	5,710,077
Westrock Co.	279,966	10,736,696
Weyerhaeuser Co. REIT	828,057	21,811,021
		370,948,559
TOTAL COMMON STOCKS (Cost $1,244,277,234)		1,221,751,247

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e)	825,189	825,189
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	6,467,092	6,467,092
TOTAL SHORT-TERM INVESTMENTS (Cost $7,292,281)		7,292,281
TOTAL INVESTMENTS — 99.8% (Cost $1,251,569,515)		1,229,043,528
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,994,075
NET ASSETS — 100.0%		$ 1,231,037,603

See accompanying notes to financial statements.
32

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,221,751,247	$—	$—	$1,221,751,247
Short-Term Investments	7,292,281	—	—	7,292,281
TOTAL INVESTMENTS	$1,229,043,528	$—	$—	$1,229,043,528
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,438,649	$1,438,649	$ 69,597,429	$ 70,210,889	$—	$—	825,189	$ 825,189	$ 35,024
State Street Navigator Securities Lending Government Money Market Portfolio	5,844,772	5,844,772	283,592,288	282,969,968	—	—	6,467,092	6,467,092	349,941
Total		$7,283,421	$353,189,717	$353,180,857	$—	$—		$7,292,281	$384,965
See accompanying notes to financial statements.
33

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.7%
AUSTRALIA – 6.6%
AET&D Holdings No. 1 Pty, Ltd. (a)(b)(c)	110,316	$ —
Astro Japan Property Group REIT (a)(b)	33,776	—
InvoCare, Ltd. (c)	133,520	1,347,760
OceanaGold Corp.	351,278	1,104,358
Quintis, Ltd. (a)(b)(c)	148,677	—
Regis Resources, Ltd.	321,291	1,209,614
Tiger Resources, Ltd. (a)(b)	2,464	—
Other Securities		49,757,331
		53,419,063
AUSTRIA – 0.3%
Other Securities		2,825,909
BELGIUM – 1.2%
Barco NV	11,024	1,690,875
Other Securities		8,201,764
		9,892,639
CANADA – 8.2%
Alamos Gold, Inc. Class A	238,805	1,211,945
Colossus Minerals, Inc. (a)(b)	390	—
Cronos Group, Inc. (b)(c)	92,320	1,696,513
GASFRAC Energy Services, Inc. (a)(b)	21,904	—
Great Basin Gold, Ltd. (a)(b)	266,255	—
Hudbay Minerals, Inc.	173,943	1,243,426
Lightstream Resources, Ltd. (a)(b)	64,736	—
Poseidon Concepts Corp. (a)(b)	43,064	—
Southern Pacific Resource Corp. (a)(b)	281,142	—
TransAlta Corp.	153,912	1,131,342
Twin Butte Energy, Ltd. (a)(b)	83,708	—
Other Securities		61,263,139
		66,546,365
CHINA – 0.2%
Other Securities		1,543,038
DENMARK – 0.8%
Amagerbanken A/S (a)(b)	308,573	—
OW Bunker A/S (a)(b)(c)	9,828	—
Other Securities		6,569,270
		6,569,270
See accompanying notes to financial statements.
34

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
FINLAND – 0.7%
Other Securities		$ 5,440,392
FRANCE – 2.0%
Other Securities		16,361,366
GERMANY – 2.5%
Indus Holding AG	24,422	1,177,785
Other Securities		19,267,257
		20,445,042
GREECE – 0.0% (d)
TT Hellenic Postbank SA (a)(b)	129,076	—
HONG KONG – 2.0%
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
Peace Mark Holdings, Ltd. (a)(b)	504,228	—
Road King Infrastructure, Ltd.	536,482	1,216,489
Shenzhou Space Park Group, Ltd. (a)(b)	780,000	—
SMI Holdings Group, Ltd. (a)(b)(c)	624,081	93,016
Superb Summit International Group, Ltd. (a)(b)(c)	1,685,500	—
Tou Rong Chang Fu Group, Ltd. (a)(b)	2,412,000	18,128
Town Health International Medical Group, Ltd. (a)(b)(c)	1,848,000	81,218
Other Securities		14,446,048
		15,854,899
INDIA – 0.0% (d)
Other Security		159,146
IRELAND – 1.2%
Amarin Corp. PLC ADR (b)(c)	167,258	3,472,276
Other Securities		5,959,504
		9,431,780
ISRAEL – 1.7%
Other Securities		13,837,357
ITALY – 1.2%
Other Securities		9,749,155
JAPAN – 37.0%
Awa Bank, Ltd.	51,800	1,316,937
DTS Corp.	35,462	1,310,382
Fukuoka REIT Corp.	897	1,380,125
Goldwin, Inc. (c)	11,700	1,703,971
Iwatani Corp. (c)	47,400	1,522,401
Japan Excellent, Inc. REIT	768	1,116,422
Japan Logistics Fund, Inc. REIT	676	1,434,633
See accompanying notes to financial statements.
35

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Kanematsu Corp.	118,299	$ 1,352,019
Kiyo Bank, Ltd.	96,360	1,343,303
Marudai Food Co., Ltd. (c)	63,231	1,074,559
Maruha Nichiro Corp.	37,720	1,349,516
Nakanishi, Inc.	65,740	1,284,687
NET One Systems Co., Ltd.	63,700	1,603,938
Nikkon Holdings Co., Ltd.	82,380	1,949,254
NIPPON REIT Investment Corp.	473	1,824,737
Nippon Suisan Kaisha, Ltd.	174,499	1,332,174
Premier Investment Corp. REIT	1,460	1,841,406
Shimachu Co., Ltd.	46,960	1,223,586
Shochiku Co., Ltd. (c)	13,060	1,463,107
Toagosei Co., Ltd.	140,700	1,487,275
Toei Co., Ltd.	8,740	1,163,122
Zenrin Co., Ltd. (c)	47,965	1,062,133
Other Securities		268,941,338
		300,081,025
LIECHTENSTEIN – 0.0% (d)
Other Security		256,340
LUXEMBOURG – 0.2%
Other Securities		1,649,046
MACAU – 0.1%
Other Security		553,646
MALTA – 0.0% (d)
Other Securities		420,749
NETHERLANDS – 1.7%
BE Semiconductor Industries NV	43,563	1,160,257
Corbion NV	43,889	1,320,724
Other Securities		11,086,854
		13,567,835
NEW ZEALAND – 1.3%
Other Securities		10,892,357
NORWAY – 1.4%
Other Securities		11,235,199
PERU – 0.1%
Other Security		603,844
PORTUGAL – 0.2%
Altri SGPS SA	142,174	1,114,287
See accompanying notes to financial statements.
36

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Other Securities		$ 426,867
		1,541,154
SINGAPORE – 1.7%
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
Hyflux, Ltd. (a)(b)	33,300	—
Midas Holdings, Ltd. (a)(b)	1,078,700	—
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (a)(b)	1,254	—
Other Securities		13,664,447
		13,664,447
SOUTH KOREA – 10.6%
CNK International Co., Ltd. (a)(b)	16,071	—
Finetex EnE, Inc. (a)(b)	52,969	—
Hanjin Shipping Co., Ltd. (a)(b)	1,732	—
Woojeon Co., Ltd. (a)(b)	7,674	—
Other Securities		86,445,336
		86,445,336
SPAIN – 1.0%
Let's GOWEX SA (a)(b)(c)	9,561	—
Other Securities		8,017,886
		8,017,886
SWEDEN – 3.2%
Vitrolife AB	47,089	1,074,508
Wihlborgs Fastigheter AB	172,526	2,357,066
Other Securities		22,154,800
		25,586,374
SWITZERLAND – 2.3%
Valora Holding AG	5,120	1,411,226
Other Securities		17,473,744
		18,884,970
UNITED ARAB EMIRATES – 0.0% (d)
Other Security		89
UNITED KINGDOM – 8.4%
Assura PLC REIT	1,553,793	1,162,161
Big Yellow Group PLC REIT	85,799	1,108,501
Bovis Homes Group PLC	77,728	1,077,150
Dialog Semiconductor PLC (b)	39,258	1,196,354
Drax Group PLC	228,858	1,128,440
See accompanying notes to financial statements.
37

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
EI Group PLC (b)	474,862	$ 1,317,978
Greene King PLC	172,661	1,497,057
Greggs PLC	56,170	1,346,007
J D Wetherspoon PLC	89,426	1,526,498
Johnston Press PLC (a)(b)	358	—
Lb-shell PLC (a)(b)	571	—
QinetiQ Group PLC	306,905	1,204,537
Senior PLC	459,735	1,307,144
Sole Realisation Co. PLC (a)(b)	16,733	—
Other Securities		54,217,561
		68,089,388
UNITED STATES – 0.9%
Ferroglobe Representation & Warranty Insurance Trust (a)(b)	19,857	—
Other Securities		7,491,763
		7,491,763
TOTAL COMMON STOCKS (Cost $848,179,326)		801,056,869
WARRANTS — 0.0% (d)
FRANCE – 0.0% (d)
Other Securities		254
SINGAPORE – 0.0% (d)
Other Securities		85
UNITED STATES – 0.0% (d)
Other Security		—
TOTAL WARRANTS (Cost $0)		339
RIGHTS — 0.0% (d)
CANADA – 0.0% (d)
Other Security		67,657
SINGAPORE – 0.0% (d)
Other Security		2,949
SOUTH KOREA – 0.0% (d)
Other Security		28,326
SPAIN – 0.0% (d)
Other Security		18,912
See accompanying notes to financial statements.
38

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SWEDEN – 0.0% (d)
Other Security		$ 67,632
TOTAL RIGHTS (Cost $56,757)		185,476
SHORT-TERM INVESTMENTS - 8.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares Class G Shares 2.43% (e)(f)	837,193	837,193
State Street Navigator Securities Lending Government Money Market Portfolio (e)(g)	70,288,281	70,288,281
TOTAL SHORT-TERM INVESTMENTS (Cost $71,125,474)		71,125,474
TOTAL INVESTMENTS - 107.5% (Cost $919,361,557)		872,368,158
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.5)%		(60,645,291)
NET ASSETS - 100.0%		$ 811,722,867
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of securities is $192,362, representing less than 0.05% of the Fund's net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2019.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2019.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
ADR	American Depositary Receipt
See accompanying notes to financial statements.
39

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$799,481,885	$1,382,622	$192,362	$801,056,869
Rights	86,544	98,932	—	185,476
Warrants	254	85	—	339
Short-Term Investments	71,125,474	—	—	71,125,474
TOTAL INVESTMENTS	$870,694,157	$1,481,639	$192,362	$872,368,158
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	116,772	$ 116,772	$ 35,603,015	$ 34,882,594	$—	$—	837,193	$ 837,193	$ 28,672
State Street Navigator Securities Lending Government Money Market Portfolio	80,083,724	80,083,724	70,376,810	80,172,253	—	—	70,288,281	70,288,281	1,015,109
Total		$80,200,496	$105,979,825	$115,054,847	$—	$—		$71,125,474	$1,043,781
See accompanying notes to financial statements.
40

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
CANADA — 38.7%
Agnico Eagle Mines, Ltd.	439,242	$ 19,102,481
ARC Resources, Ltd. (a)	125,611	857,496
Barrick Gold Corp.	3,262,702	44,741,720
Cameco Corp.	140,061	1,651,230
Canadian Natural Resources, Ltd.	428,045	11,755,658
Cenovus Energy, Inc.	361,909	3,142,441
Crescent Point Energy Corp.	193,399	626,833
Encana Corp.	527,984	3,825,656
First Quantum Minerals, Ltd.	1,290,967	14,639,882
Franco-Nevada Corp.	349,005	26,173,742
Goldcorp, Inc.	1,628,216	18,634,996
Husky Energy, Inc.	106,699	1,058,244
Imperial Oil, Ltd.	83,858	2,289,861
Kinross Gold Corp. (b)	2,341,118	8,061,037
Lundin Mining Corp.	1,194,994	5,545,838
Nutrien, Ltd.	815,407	43,017,991
PrairieSky Royalty, Ltd. (a)	73,878	995,400
Seven Generations Energy, Ltd. Class A (b)	97,655	705,394
Suncor Energy, Inc.	574,088	18,611,289
Teck Resources, Ltd. Class B	945,199	21,876,233
Tourmaline Oil Corp.	89,516	1,382,994
Vermilion Energy, Inc. (a)	53,955	1,332,367
West Fraser Timber Co., Ltd.	71,552	3,481,328
Wheaton Precious Metals Corp.	831,339	19,794,823
		273,304,934
UNITED STATES — 60.8%
Anadarko Petroleum Corp.	178,985	8,140,238
Apache Corp.	134,728	4,669,672
Archer-Daniels-Midland Co.	746,771	32,208,233
Bunge, Ltd.	187,930	9,973,445
Cabot Oil & Gas Corp.	152,995	3,993,169
CF Industries Holdings, Inc.	307,411	12,566,962
Chevron Corp.	587,527	72,371,576
Cimarex Energy Co.	33,920	2,371,008
Concho Resources, Inc.	71,099	7,889,145
ConocoPhillips	408,591	27,269,363
Continental Resources, Inc. (b)	30,636	1,371,574
Devon Energy Corp.	166,142	5,243,442
EOG Resources, Inc.	205,864	19,594,136
See accompanying notes to financial statements.
41

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
EQT Corp.	90,080	$ 1,868,259
Exxon Mobil Corp.	896,041	72,400,113
FMC Corp.	179,331	13,776,207
Freeport-McMoRan, Inc.	2,713,341	34,974,965
Hess Corp.	88,299	5,318,249
Ingredion, Inc.	88,629	8,392,280
Marathon Oil Corp.	295,011	4,929,634
Mosaic Co.	472,427	12,901,981
Newmont Mining Corp.	997,442	35,678,500
Noble Energy, Inc.	170,283	4,211,099
Occidental Petroleum Corp.	268,006	17,741,997
Pioneer Natural Resources Co.	60,463	9,207,306
		429,062,553
TOTAL COMMON STOCKS (Cost $657,804,235)		702,367,487

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	2,223,036	2,223,036
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	3,019,725	3,019,725
TOTAL SHORT-TERM INVESTMENTS (Cost $5,242,761)		5,242,761
TOTAL INVESTMENTS — 100.3% (Cost $663,046,996)		707,610,248
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,893,489)
NET ASSETS — 100.0%		$ 705,716,759
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
42

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$702,367,487	$—	$—	$702,367,487
Short-Term Investments	5,242,761	—	—	5,242,761
TOTAL INVESTMENTS	$707,610,248	$—	$—	$707,610,248
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,632,481	$ 2,632,481	$ 21,056,500	$ 21,465,945	$—	$—	2,223,036	$2,223,036	$22,566
State Street Navigator Securities Lending Government Money Market Portfolio	48,221,868	48,221,868	151,284,156	196,486,299	—	—	3,019,725	3,019,725	11,976
Total		$50,854,349	$172,340,656	$217,952,244	$—	$—		$5,242,761	$34,542
See accompanying notes to financial statements.
43

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2019 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,288,734,591	$2,350,471,875	$1,416,552,710
Investments in affiliated issuers, at value	38,714,860	25,719,556	39,953,073
Total Investments	2,327,449,451	2,376,191,431	1,456,505,783
Foreign currency, at value	1,331,399	2,138,007	155,873
Cash	2,987	—	—
Receivable for investments sold	—	15,668,328	—
Dividends receivable — unaffiliated issuers	9,637,917	12,143,519	75,158
Dividends receivable — affiliated issuers	6,116	3,344	3,124
Securities lending income receivable — unaffiliated issuers	—	72,798	146,977
Securities lending income receivable — affiliated issuers	31,643	107,960	116,453
Receivable for foreign taxes recoverable	353,686	1,116,941	—
TOTAL ASSETS	2,338,813,199	2,407,442,328	1,457,003,368
LIABILITIES
Payable upon return of securities loaned	34,628,319	24,606,485	36,886,353
Payable for investments purchased	4,981,225	1,863,042	—
Payable for fund shares repurchased	—	15,778,761	—
Advisory fee payable	964,664	1,189,508	695,985
Trustees’ fees and expenses payable	3,546	6,435	1,824
TOTAL LIABILITIES	40,577,754	43,444,231	37,584,162
NET ASSETS	$2,298,235,445	$2,363,998,097	$1,419,419,206
NET ASSETS CONSIST OF:
Paid-in Capital	$2,193,059,824	$2,967,697,901	$1,442,622,370
Total distributable earnings (loss)	105,175,621	(603,699,804)	(23,203,164)
NET ASSETS	$2,298,235,445	$2,363,998,097	$1,419,419,206
NET ASSET VALUE PER SHARE
Net asset value per share	$ 50.07	$ 39.25	$ 99.96
Shares outstanding (unlimited amount authorized, $0.01 par value)	45,900,000	60,235,379	14,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,110,647,075	$2,253,743,971	$1,282,272,741
Investments in affiliated issuers	38,714,860	25,719,556	39,953,073
Total cost of investments	$2,149,361,935	$2,279,463,527	$1,322,225,814
Foreign currency, at cost	$ 1,330,718	$ 2,139,118	$ 155,948
* Includes investments in securities on loan, at value	$ 40,164,158	$ 31,556,129	$ 127,867,768
See accompanying notes to financial statements.
44

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2019 (Unaudited)

	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,221,751,247	$ 801,242,684	$702,367,487
Investments in affiliated issuers, at value	7,292,281	71,125,474	5,242,761
Total Investments	1,229,043,528	872,368,158	707,610,248
Foreign currency, at value	5,402,684	4,557,312	500,968
Cash	—	112,892	—
Receivable for investments sold	—	2,198	—
Dividends receivable — unaffiliated issuers	5,354,716	4,779,728	820,522
Dividends receivable — affiliated issuers	3,334	1,350	3,198
Securities lending income receivable — unaffiliated issuers	36,212	77,740	4,989
Securities lending income receivable — affiliated issuers	124,106	175,625	3,655
Receivable for foreign taxes recoverable	75,608	276,446	—
Other Receivable	7,622	696	—
TOTAL ASSETS	1,240,047,810	882,352,145	708,943,580
LIABILITIES
Payable upon return of securities loaned	6,467,092	70,288,281	3,019,725
Payable for investments purchased	2,123,741	24,975	—
Deferred foreign taxes payable	—	37,193	—
Advisory fee payable	417,672	277,571	206,092
Trustees’ fees and expenses payable	1,702	1,258	1,004
TOTAL LIABILITIES	9,010,207	70,629,278	3,226,821
NET ASSETS	$1,231,037,603	$ 811,722,867	$705,716,759
NET ASSETS CONSIST OF:
Paid-in Capital	$1,461,597,457	$ 922,886,557	$667,141,031
Total distributable earnings (loss)**	(230,559,854)	(111,163,690)	38,575,728
NET ASSETS	$1,231,037,603	$ 811,722,867	$705,716,759
NET ASSET VALUE PER SHARE
Net asset value per share	$ 46.28	$ 30.29	$ 32.60
Shares outstanding (unlimited amount authorized, $0.01 par value)	26,600,000	26,800,000	21,650,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,244,277,234	$ 848,236,083	$657,804,235
Investments in affiliated issuers	7,292,281	71,125,474	5,242,761
Total cost of investments	$1,251,569,515	$ 919,361,557	$663,046,996
Foreign currency, at cost	$ 5,413,455	$ 4,576,013	$ 498,717
* Includes investments in securities on loan, at value	$ 6,360,931	$ 130,773,149	$ 2,859,463
** Includes deferred foreign taxes	$ —	$ 37,193	$ —
See accompanying notes to financial statements.
45

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2019 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 42,944,485	$ 40,824,158
Dividend income — affiliated issuers	42,234	28,965
Unaffiliated securities lending income	12,387	95,272
Affiliated securities lending income	67,484	190,616
Foreign taxes withheld	(1,848,477)	(4,708,709)
TOTAL INVESTMENT INCOME (LOSS)	41,218,113	36,430,302
EXPENSES
Advisory fee	5,501,606	7,306,648
Trustees’ fees and expenses	21,998	29,996
Miscellaneous expenses	6	5,533
TOTAL EXPENSES	5,523,610	7,342,177
NET INVESTMENT INCOME (LOSS)	35,694,503	29,088,125
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,249,815)	(21,752,859)
In-kind redemptions — unaffiliated issuers	22,687,509	51,587,014
Foreign currency transactions	(27,676)	(61,341)
Net realized gain (loss)	16,410,018	29,772,814
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	92,497,615	43,611,437
Foreign currency translations	10,987	13,581
Net change in unrealized appreciation/depreciation	92,508,602	43,625,018
NET REALIZED AND UNREALIZED GAIN (LOSS)	108,918,620	73,397,832
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$144,613,123	$102,485,957
See accompanying notes to financial statements.
46

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2019 (Unaudited)

	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 849,286	$ 23,739,980
Dividend income — affiliated issuers	68,965	35,024
Unaffiliated securities lending income	538,807	91,832
Affiliated securities lending income	298,101	349,941
Foreign taxes withheld	(11,910)	(1,062,020)
TOTAL INVESTMENT INCOME (LOSS)	1,743,249	23,154,757
EXPENSES
Advisory fee	3,194,621	2,633,004
Trustees’ fees and expenses	9,987	13,568
Miscellaneous expenses	153	2,561
TOTAL EXPENSES	3,204,761	2,649,133
NET INVESTMENT INCOME (LOSS)	(1,461,512)	20,505,624
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(16,915,503)	(13,068,865)
In-kind redemptions — unaffiliated issuers	67,819,778	33,459,901
Foreign currency transactions	(33,882)	(184,714)
Net realized gain (loss)	50,870,393	20,206,322
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	10,250,941	(163,276,946)
Foreign currency translations	33,343	31,286
Net change in unrealized appreciation/depreciation	10,284,284	(163,245,660)
NET REALIZED AND UNREALIZED GAIN (LOSS)	61,154,677	(143,039,338)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 59,693,165	$(122,533,714)
See accompanying notes to financial statements.
47

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2019 (Unaudited)

	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 9,779,710	$ 7,820,816
Dividend income — affiliated issuers	28,672	22,566
Unaffiliated securities lending income	462,298	9,204
Affiliated securities lending income	1,015,109	11,976
Foreign taxes withheld	(993,275)	(351,692)
TOTAL INVESTMENT INCOME (LOSS)	10,292,514	7,512,870
EXPENSES
Advisory fee	1,603,969	1,165,301
Trustees’ fees and expenses	7,949	6,570
Miscellaneous expenses	3,476	—
TOTAL EXPENSES	1,615,394	1,171,871
NET INVESTMENT INCOME (LOSS)	8,677,120	6,340,999
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(2,315,096)	(8,325,177)
In-kind redemptions — unaffiliated issuers	8,930,531	16,270,972
Foreign currency transactions	(11,060)	(23,957)
Net realized gain (loss)	6,604,375	7,921,838
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(95,136,051)	(41,208,652)
Foreign currency translations	(27,871)	409
Net change in unrealized appreciation/depreciation	(95,163,922)	(41,208,243)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(88,559,547)	(33,286,405)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(79,882,427)	$(26,945,406)
* Includes foreign capital gain taxes	$ (3,250)	$ —
** Includes foreign deferred taxes	$ 6,412	$ —
See accompanying notes to financial statements.
48

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 35,694,503	$ 77,353,840
Net realized gain (loss)	16,410,018	79,515,669
Net change in unrealized appreciation/depreciation	92,508,602	(68,920,515)
Net increase (decrease) in net assets resulting from operations	144,613,123	87,948,994
Net equalization credits and charges	(352,152)	(269,699)
Distributions to shareholders	(33,398,301)	(96,040,795)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	19,864,663	58,219,518
Cost of shares redeemed	(131,115,024)	(440,022,954)
Net income equalization	352,152	269,699
Net increase (decrease) in net assets from beneficial interest transactions	(110,898,209)	(381,533,737)
Net increase (decrease) in net assets during the period	(35,539)	(389,895,237)
Net assets at beginning of period	2,298,270,984	2,688,166,221
NET ASSETS AT END OF PERIOD	$2,298,235,445	$2,298,270,984
SHARES OF BENEFICIAL INTEREST:
Shares sold	400,000	1,200,000
Shares redeemed	(2,800,000)	(9,300,000)
Net increase (decrease)	(2,400,000)	(8,100,000)
See accompanying notes to financial statements.
49

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 29,088,125	$ 111,932,925
Net realized gain (loss)	29,772,814	116,708,708
Net change in unrealized appreciation/depreciation	43,625,018	(118,617,529)
Net increase (decrease) in net assets resulting from operations	102,485,957	110,024,104
Net equalization credits and charges	15,873,848	17,048,570
Distributions to shareholders	(67,812,576)	(100,321,089)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	88,178,782	142,178,233
Cost of shares redeemed	(749,196,417)	(816,172,538)
Net income equalization	(15,873,848)	(17,048,570)
Other capital	1,055	—
Net increase (decrease) in net assets from beneficial interest transactions	(676,890,428)	(691,042,875)
Net increase (decrease) in net assets during the period	(626,343,199)	(664,291,290)
Net assets at beginning of period	2,990,341,296	3,654,632,586
NET ASSETS AT END OF PERIOD	$2,363,998,097	$2,990,341,296
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,300,000	3,500,000
Shares redeemed	(20,100,000)	(20,700,000)
Net increase (decrease)	(17,800,000)	(17,200,000)
See accompanying notes to financial statements.
50

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P China ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,461,512)	$ 18,359,642
Net realized gain (loss)	50,870,393	1,044,675
Net change in unrealized appreciation/depreciation	10,284,284	(59,528,403)
Net increase (decrease) in net assets resulting from operations	59,693,165	(40,124,086)
Distributions to shareholders	(12,226,148)	(23,276,903)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	529,006,776	83,609,512
Cost of shares redeemed	(197,261,991)	(9,846,888)
Other capital	606,657	—
Net increase (decrease) in net assets from beneficial interest transactions	332,351,442	73,762,624
Net increase (decrease) in net assets during the period	379,818,459	10,361,635
Net assets at beginning of period	1,039,600,747	1,029,239,112
NET ASSETS AT END OF PERIOD	$1,419,419,206	$1,039,600,747
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,600,000	700,000
Shares redeemed	(2,100,000)	(100,000)
Net increase (decrease)	3,500,000	600,000
See accompanying notes to financial statements.
51

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 20,505,624	$ 44,179,420
Net realized gain (loss)	20,206,322	80,617,909
Net change in unrealized appreciation/depreciation	(163,245,660)	39,120,633
Net increase (decrease) in net assets resulting from operations	(122,533,714)	163,917,962
Distributions to shareholders	(26,482,567)	(36,141,842)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	63,721,185	522,289,400
Cost of shares redeemed	(237,488,818)	(322,398,136)
Other capital	592	—
Net increase (decrease) in net assets from beneficial interest transactions	(173,767,041)	199,891,264
Net increase (decrease) in net assets during the period	(322,783,322)	327,667,384
Net assets at beginning of period	1,553,820,925	1,226,153,541
NET ASSETS AT END OF PERIOD	$1,231,037,603	$1,553,820,925
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,400,000	10,550,000
Shares redeemed	(5,500,000)	(6,600,000)
Net increase (decrease)	(4,100,000)	3,950,000
See accompanying notes to financial statements.
52

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,677,120	$ 18,921,808
Net realized gain (loss)	6,604,375	(34,726,489)
Net change in unrealized appreciation/depreciation	(95,163,922)	47,840,557
Net increase (decrease) in net assets resulting from operations	(79,882,427)	32,035,876
Distributions to shareholders	(19,785,448)	(47,609,634)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	100,502,507	127,692,904
Cost of shares redeemed	(60,235,248)	(127,432,661)
Other capital	7,461	—
Net increase (decrease) in net assets from beneficial interest transactions	40,274,720	260,243
Net increase (decrease) in net assets during the period	(59,393,155)	(15,313,515)
Net assets at beginning of period	871,116,022	886,429,537
NET ASSETS AT END OF PERIOD	$811,722,867	$ 871,116,022
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,500,000	3,500,000
Shares redeemed	(2,000,000)	(3,600,000)
Net increase (decrease)	1,500,000	(100,000)
See accompanying notes to financial statements.
53

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,340,999	$ 13,160,916
Net realized gain (loss)	7,921,838	138,574,689
Net change in unrealized appreciation/depreciation	(41,208,243)	(121,183,594)
Net increase (decrease) in net assets resulting from operations	(26,945,406)	30,552,011
Net equalization credits and charges	84,015	(24,268)
Distributions to shareholders	(7,574,710)	(17,806,549)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	64,035,955	142,982,041
Cost of shares redeemed	(38,505,709)	(457,780,878)
Net income equalization	(84,015)	24,268
Net increase (decrease) in net assets from beneficial interest transactions	25,446,231	(314,774,569)
Net increase (decrease) in net assets during the period	(8,989,870)	(302,053,375)
Net assets at beginning of period	714,706,629	1,016,760,004
NET ASSETS AT END OF PERIOD	$705,716,759	$ 714,706,629
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,000,000	4,150,000
Shares redeemed	(1,200,000)	(13,500,000)
Net increase (decrease)	800,000	(9,350,000)
See accompanying notes to financial statements.
54

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 47.58	$ 47.66	$ 49.68	$ 45.11	$ 44.24	$ 42.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.76	1.43	1.19	1.23	1.17	1.23
Net realized and unrealized gain (loss) (b)	2.46	0.27	(1.51)	4.88	1.04	2.24
Total from investment operations	3.22	1.70	(0.32)	6.11	2.21	3.47
Net equalization credits and charges (a)	(0.01)	(0.00)(c)	(0.00)(c)	0.03	0.02	0.07
Distributions to shareholders from:
Net investment income	(0.72)	(1.78)	(1.68)	(1.57)	(1.36)	(1.46)
Net realized gains	—	—	(0.02)	—	—	—
Total distributions	(0.72)	(1.78)	(1.70)	(1.57)	(1.36)	(1.46)
Net asset value, end of period	$ 50.07	$ 47.58	$ 47.66	$ 49.68	$ 45.11	$ 44.24
Total return (d)	6.88%	3.60%	(0.55)%	13.71%	4.96%	8.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,298,235	$2,298,271	$2,688,166	$2,494,073	$1,899,194	$1,473,132
Ratios to average net assets:
Total expenses	0.50%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.24%(e)	3.00%	2.52%	2.56%	2.46%	2.77%
Portfolio turnover rate (f)	4%(g)	11%	13%	9%	6%	7%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
55

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 38.32	$ 38.37	$ 41.61	$ 39.24	$ 41.54	$ 42.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.44	1.26	1.16	1.08	1.02	1.39
Net realized and unrealized gain (loss) (b)	1.33	(0.33)	(1.36)	2.32	(2.07)	0.16
Total from investment operations	1.77	0.93	(0.20)	3.40	(1.05)	1.55
Net equalization credits and charges (a)	0.24	0.19	0.16	0.08	(0.01)	(0.06)
Other capital	0.00(c)	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.08)	(1.17)	(3.20)	(1.11)	(1.24)	(1.95)
Net asset value, end of period	$ 39.25	$ 38.32	$ 38.37	$ 41.61	$ 39.24	$ 41.54
Total return (d)	5.50%	2.87%	0.48%	8.93%	(2.66)%	3.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,363,998	$2,990,341	$3,654,633	$4,528,235	$4,753,058	$4,903,056
Ratios to average net assets:
Total expenses	0.59%(e)	0.59%	0.59%	0.59%	0.60%	0.59%
Net investment income (loss)	2.35%(e)	3.18%	3.03%	2.65%	2.40%	3.27%
Portfolio turnover rate (f)	6%(g)	15%	18%	14%	8%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
56

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 97.16	$ 101.90	$ 78.85	$ 68.73	$ 76.42	$ 74.18
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.12)	1.74	1.57(b)	1.38	1.92	1.77
Net realized and unrealized gain (loss) (c)	4.03	(4.21)	22.78	10.68	(8.34)	1.93
Total from investment operations	3.91	(2.47)	24.35	12.06	(6.42)	3.70
Other capital	0.05	—	0.01	0.00(d)	0.02	—
Distributions to shareholders from:
Net investment income	(1.16)	(2.27)	(1.31)	(1.94)	(1.29)	(1.46)
Net asset value, end of period	$ 99.96	$ 97.16	$ 101.90	$ 78.85	$ 68.73	$ 76.42
Total return (e)	4.28%	(2.64)%	31.50%(b)	17.81%	(8.69)%	5.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,419,419	$1,039,601	$1,029,239	$812,123	$817,908	$947,605
Ratios to average net assets:
Total expenses	0.59%(f)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	(0.27)%(f)	1.62%	1.85%(b)	1.94%	2.32%	2.33%
Portfolio turnover rate (g)	4%(h)	3%	5%	6%	14%	10%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.19 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 31.24%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
57

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 50.61	$ 45.84	$ 39.07	$ 32.56	$ 48.62	$ 48.54
Income (loss) from investment operations:
Net investment income (loss) (a)	0.70	1.49	1.19	0.97	1.51	1.33
Net realized and unrealized gain (loss) (b)	(4.19)	4.52	6.51	6.63	(16.27)	(0.10)
Total from investment operations	(3.49)	6.01	7.70	7.60	(14.76)	1.23
Other capital	0.00(c)	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.84)	(1.24)	(0.93)	(1.09)	(1.30)	(1.15)
Net asset value, end of period	$ 46.28	$ 50.61	$ 45.84	$ 39.07	$ 32.56	$ 48.62
Total return (d)	(6.70)%	13.17%	19.95%	23.87%	(30.97)%	2.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,231,038	$1,553,821	$1,226,154	$722,833	$569,822	$595,617
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.41%	0.40%	0.40%	0.40%
Net investment income (loss)	3.12%(e)	3.03%	2.82%	2.75%	3.52%	2.63%
Portfolio turnover rate (f)	6%(g)	19%	25%	23%	21%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
58

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 34.43	$ 34.90	$ 31.21	$ 27.57	$ 32.76	$ 32.82
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.74	0.63	0.62	0.57	0.54
Net realized and unrealized gain (loss) (b)	(3.73)	0.71	4.23	3.76	(2.14)	0.36
Total from investment operations	(3.40)	1.45	4.86	4.38	(1.57)	0.90
Other capital	0.00(c)	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.74)	(0.91)	(0.79)	(0.59)	(0.49)	(0.96)
Net realized gains	—	(1.01)	(0.38)	(0.15)	(3.13)	—
Total distributions	(0.74)	(1.92)	(1.17)	(0.74)	(3.62)	(0.96)
Net asset value, end of period	$ 30.29	$ 34.43	$ 34.90	$ 31.21	$ 27.57	$ 32.76
Total return (d)	(9.70)%	4.02%	16.30%	16.18%	(4.77)%	2.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$811,723	$871,116	$886,430	$702,312	$650,556	$792,719
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.47%	0.60%
Net investment income (loss)	2.16%(e)	2.11%	1.99%	2.15%	1.93%	1.59%
Portfolio turnover rate (f)	3%(g)	29%	31%	20%	17%	51%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
59

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	For the Period 12/16/15* - 9/30/16
Net asset value, beginning of period	$ 34.28	$ 33.67	$ 34.05	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.54	0.50	0.39
Net realized and unrealized gain (loss) (b)	(1.62)	0.72	0.75	8.91
Total from investment operations	(1.32)	1.26	1.25	9.30
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.01	(0.02)
Distributions to shareholders from:
Net investment income	(0.36)	(0.50)	(0.51)	(0.25)
Net realized gains	—	(0.15)	(1.13)	—
Total distributions	(0.36)	(0.65)	(1.64)	(0.25)
Net asset value, end of period	$ 32.60	$ 34.28	$ 33.67	$ 34.05
Total return (d)	(3.73)%	3.67%	3.74%	37.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$705,717	$714,707	$1,016,760	$829,092
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%(e)
Net investment income (loss)	1.90%(e)	1.57%	1.53%	1.63%(e)
Portfolio turnover rate (f)	5%(g)	20%	15%	15%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
60

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2019, the Trust consists of thirty-one (31) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
61

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
62

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all
63

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment
64

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended March 31, 2019:
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P North American Natural Resources ETF
Distributions
The SPDR Dow Jones Global Real Estate ETF and the SPDR Dow Jones International Real Estate ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR S&P North American Natural Resources ETF, SPDR S&P China ETF, SPDR S&P International Small Cap ETF and SPDR S&P Global Natural Resources ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser (“Management/Advisory fee”) a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P China ETF	0.59
65

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

Annual Rate
SPDR S&P Global Natural Resources ETF	0.40%
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2020.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
66

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2019, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2019, were as follows:
	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$ 90,210,500	$ 82,315,135
SPDR Dow Jones International Real Estate ETF	138,426,636	178,708,754
SPDR S&P China ETF	441,203,265	47,370,967
SPDR S&P Global Natural Resources ETF	74,382,490	73,375,282
SPDR S&P International Small Cap ETF	20,244,958	26,726,601
SPDR S&P North American Natural Resources ETF	31,688,761	34,065,133
For the period ended March 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$ 19,831,147	$130,463,217	$22,687,509
SPDR Dow Jones International Real Estate ETF	87,558,498	743,482,624	51,587,014
67

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P China ETF	$125,533,784	$196,826,936	$67,819,778
SPDR S&P Global Natural Resources ETF	62,517,252	233,909,795	33,459,901
SPDR S&P International Small Cap ETF	80,850,209	49,160,196	8,930,531
SPDR S&P North American Natural Resources ETF	64,032,100	37,318,066	16,270,972
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2018, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
68

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). Originally, the Tax Act did not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. On January 18, 2019, the Treasury Department and IRS issued proposed regulations that generally permit regulated investment companies, such as the Funds, to pass through “qualified REIT dividends” to its shareholders under Section 199A of the Internal Revenue Code.
As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$2,178,379,974	$305,853,709	$156,784,232	$149,069,477
SPDR Dow Jones International Real Estate ETF	2,390,090,114	196,615,222	210,513,905	(13,898,683)
SPDR S&P China ETF	1,329,402,122	260,196,410	133,092,749	127,103,661
SPDR S&P Global Natural Resources ETF	1,260,754,762	61,599,234	93,310,468	(31,711,234)
SPDR S&P International Small Cap ETF	927,748,758	76,193,978	131,574,578	(55,380,600)
SPDR S&P North American Natural Resources ETF	663,963,164	62,292,752	18,645,668	43,647,084
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral
69

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$ 40,164,158	$ 34,628,319	$ 7,398,128	$ 42,026,447
SPDR Dow Jones International Real Estate ETF	31,556,129	24,606,485	8,648,706	33,255,191
SPDR S&P China ETF	127,867,768	36,886,353	95,311,614	132,197,967
SPDR S&P Global Natural Resources ETF	6,360,931	6,467,092	—	6,467,092
SPDR S&P International Small Cap ETF	130,773,149	70,288,281	67,892,366	138,180,647
SPDR S&P North American Natural Resources ETF	2,859,463	3,019,725	—	3,019,725
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
70

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2019:
		Remaining Contractual Maturity of the Agreements As of March 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$34,628,319	$—	$—	$—	$34,628,319	$34,628,319
SPDR Dow Jones International Real Estate ETF	Common Stocks	24,606,485	—	—	—	24,606,485	24,606,485
SPDR S&P China ETF	Common Stocks	36,886,353	—	—	—	36,886,353	36,886,353
SPDR S&P Global Natural Resources ETF	Common Stocks	6,467,092	—	—	—	6,467,092	6,467,092
SPDR S&P International Small Cap ETF	Common Stocks	70,286,476	—	—	—	70,286,476	70,286,476
SPDR S&P International Small Cap ETF	Warrants	1,805	—	—	—	1,805	1,805
SPDR S&P North American Natural Resources ETF	Common Stocks	3,019,725	—	—	—	3,019,725	3,019,725
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The following Fund participates in the credit facility as of March 31, 2019:
SPDR S&P International Small Cap ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of March 31, 2019.
71

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
72

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2018 to March 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
73

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2019 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
Annualized Expense Ratio	0.50%	0.59%	0.59%
Actual:
Ending Account Value	$1,068.80	$1,055.00	$1,042.80
Expenses Paid During Period(a)	2.58	3.02	3.00
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.40	1,022.00	1,022.00
Expenses Paid During Period(a)	2.52	2.97	2.97
	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
Annualized Expense Ratio	0.40%	0.40%	0.35%
Actual:
Ending Account Value	$ 933.00	$ 903.00	$ 962.70
Expenses Paid During Period(a)	1.93	1.90	1.71
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.90	1,022.90	1,023.20
Expenses Paid During Period(a)	2.02	2.02	1.77
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
74

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2019 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR S&P China ETF
SPDR S&P International Small Cap ETF
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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., and Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2019 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2019 SPDRISRASAR

Semi-Annual Report
March 31, 2019
SPDR® Index Shares Funds
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR Portfolio Emerging Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Tencent Holdings, Ltd.	4.6%
Alibaba Group Holding, Ltd. ADR	4.1
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4
Naspers, Ltd. Class N	1.9
China Construction Bank Corp. Class H	1.7
Industrial & Commercial Bank of China, Ltd. Class H	1.1
China Mobile, Ltd.	1.1
Ping An Insurance Group Co. of China, Ltd. Class H	1.1
HDFC Bank, Ltd.	1.1
Housing Development Finance Corp., Ltd.	1.1
TOTAL	20.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	25.8%
Consumer Discretionary	13.6
Communication Services	11.4
Information Technology	10.8
Energy	8.3
Materials	7.3
Consumer Staples	6.4
Industrials	6.1
Real Estate	3.8
Health Care	2.8
Utilities	2.7
Short-Term Investment	1.4
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Portfolio Developed World ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2019

Description	% of Net Assets
Nestle SA	1.5%
Novartis AG	1.3
Samsung Electronics Co., Ltd. GDR	1.1
Roche Holding AG	1.1
HSBC Holdings PLC	0.9
Toyota Motor Corp.	0.8
TOTAL SA	0.8
Royal Dutch Shell PLC Class A	0.7
BP PLC	0.7
AIA Group, Ltd.	0.6
TOTAL	9.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2019

% of Net Assets
Financials	18.8%
Industrials	14.8
Consumer Staples	10.5
Consumer Discretionary	10.3
Health Care	10.1
Materials	7.9
Information Technology	7.9
Energy	6.2
Communication Services	5.3
Real Estate	4.2
Utilities	3.2
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.0%
BRAZIL – 8.0%
Ambev SA ADR	2,667,928	$ 11,472,090
B3 SA - Brasil Bolsa Balcao	1,149,158	9,484,532
Banco Bradesco SA Preference Shares ADR	2,441,416	26,635,849
Itau Unibanco Holding SA Preference Shares ADR	3,095,590	27,272,148
Itausa - Investimentos Itau SA Preference Shares	3,394,880	10,450,616
Petroleo Brasileiro SA Preference Shares ADR	1,316,625	18,827,738
Vale SA ADR	1,383,874	18,073,394
Other Securities		101,925,212
		224,141,579
CHILE – 1.3%
Other Securities		36,149,796
CHINA – 31.8%
Alibaba Group Holding, Ltd. ADR (a)	632,676	115,431,736
Baidu, Inc. ADR (a)	151,779	25,020,768
Bank of China, Ltd. Class H	40,795,900	18,501,188
Bank of Communications Co., Ltd. Class H	11,657,864	9,549,114
China Construction Bank Corp. Class H	54,653,280	46,855,913
China Huishan Dairy Holdings Co., Ltd. (a)(b)(c)	310,600	—
China Huiyuan Juice Group, Ltd. (a)(b)(c)	188,500	36,380
China Life Insurance Co., Ltd. Class H	4,057,260	10,905,571
China Merchants Bank Co., Ltd. Class H	2,486,241	12,082,891
China Mobile, Ltd.	3,024,658	30,824,736
China Overseas Land & Investment, Ltd.	2,750,304	10,440,711
China Petroleum & Chemical Corp. Class H	14,094,338	11,113,950
CNOOC, Ltd.	8,625,734	16,152,751
Coolpad Group, Ltd. (a)(b)	253,600	—
Industrial & Commercial Bank of China, Ltd. Class H	43,977,590	32,213,090
JD.com, Inc. ADR (a)(c)	469,001	14,140,380
Link Motion, Inc. ADR (a)(b)	16,509	—
Meituan Dianping Class B (a)	1,724,500	11,621,227
National Agricultural Holdings, Ltd. (a)(b)(c)	72,000	2,729
NetEase, Inc. ADR	44,553	10,757,322
Ping An Insurance Group Co. of China, Ltd. Class H (c)	2,728,164	30,548,681
Tencent Holdings, Ltd.	2,778,756	127,788,192
Other Securities		353,691,808
		887,679,138
COLOMBIA – 0.5%
Other Securities		14,731,486
See accompanying notes to financial statements.
3

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
CZECH REPUBLIC – 0.3%
Other Securities		$ 7,655,981
EGYPT – 0.3%
Other Securities		9,279,321
GREECE – 0.2%
FF Group (a)(b)	5,627	15,164
Other Securities		6,807,089
		6,822,253
HONG KONG – 1.5%
Asian Citrus Holdings, Ltd. (a)(b)(c)	51,000	—
China Fiber Optic Network System Group, Ltd. (a)(b)	88,800	—
Hanergy Thin Film Power Group, Ltd. (a)(b)	856,000	—
Real Nutriceutical Group, Ltd. (a)(b)	199,000	2,535
Tech Pro Technology Development, Ltd. (a)(b)(c)	484,000	2,096
Other Securities		41,384,945
		41,389,576
HUNGARY – 0.6%
Other Securities		16,189,214
INDIA – 13.2%
CORE Education & Technologies, Ltd. (a)(b)	9,253	—
Era Infra Engineering, Ltd. (a)(b)	2,941	—
Gujarat NRE Coke, Ltd. (a)(b)	25,505	—
HDFC Bank, Ltd.	883,060	29,559,406
Hindustan Unilever, Ltd.	589,073	14,513,602
Housing Development Finance Corp., Ltd.	1,039,337	29,529,773
ICICI Bank, Ltd. ADR	1,174,336	13,457,891
Infosys, Ltd. ADR	2,183,430	23,864,890
Lanco Infratech, Ltd. (a)(b)	15,749,074	—
Larsen & Toubro, Ltd. GDR	471,216	9,386,623
Maruti Suzuki India, Ltd.	109,658	10,562,230
REI Agro, Ltd. (a)(b)	1,873,023	—
Reliance Industries, Ltd. GDR (d)	717,836	28,785,224
Tata Consultancy Services, Ltd.	548,600	15,851,392
Other Securities		192,646,159
		368,157,190
INDONESIA – 2.7%
Bank Central Asia Tbk PT	7,823,940	15,246,793
Bank Rakyat Indonesia Persero Tbk PT	35,817,263	10,362,860
Sigmagold Inti Perkasa Tbk PT (a)(b)	1,312,600	—
See accompanying notes to financial statements.
4

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Tiga Pilar Sejahtera Food Tbk (a)(b)	2,383,200	$ 14,058
Other Securities		48,487,777
		74,111,488
MACAU – 0.0% (e)
Other Security		2,408
MALAYSIA – 2.4%
Other Securities		65,827,264
MEXICO – 2.9%
America Movil SAB de CV Series L	13,520,686	9,674,810
Fomento Economico Mexicano SAB de CV	1,282,141	11,841,503
Other Securities		60,417,917
		81,934,230
MONACO – 0.0% (e)
Other Security		232,096
NETHERLANDS – 0.0% (e)
Other Security		632,162
PERU – 0.9%
Credicorp, Ltd.	54,390	13,050,880
Other Securities		11,348,703
		24,399,583
PHILIPPINES – 1.3%
Other Securities		35,905,742
POLAND – 1.1%
Other Securities		29,711,745
QATAR – 0.7%
Other Securities		18,641,510
ROMANIA – 0.0% (e)
Other Security		889,029
RUSSIA – 4.1%
Gazprom PJSC ADR	3,384,371	15,277,051
LUKOIL PJSC ADR	218,782	19,602,867
MMC Norilsk Nickel PJSC ADR (c)	436,035	9,209,059
Novatek PJSC GDR	52,583	9,012,726
Tatneft PJSC ADR	173,549	12,009,591
Other Securities		48,416,407
		113,527,701
See accompanying notes to financial statements.
5

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SAUDI ARABIA – 1.1%
Other Securities		$ 29,497,742
SINGAPORE – 0.0% (e)
Other Securities		180,254
SOUTH AFRICA – 6.2%
FirstRand, Ltd.	2,177,005	9,504,324
Naspers, Ltd. Class N	225,632	52,133,998
Standard Bank Group, Ltd.	752,489	9,665,149
Other Securities		102,253,587
		173,557,058
TAIWAN – 13.4%
Formosa Plastics Corp.	3,140,714	11,158,423
Hon Hai Precision Industry Co., Ltd.	6,811,196	16,243,179
Pihsiang Machinery Manufacturing Co., Ltd. (a)(b)	51,000	—
ProMOS Technologies, Inc. (a)(b)	257	—
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	246,689	10,104,381
Taiwan Semiconductor Manufacturing Co., Ltd.	8,550,500	68,108,816
Transasia Airways Corp. (a)(b)	361,784	—
Wei Mon Industry Co., Ltd. (a)(b)	240,450	—
Other Securities		268,838,281
		374,453,080
THAILAND – 3.2%
Other Securities		88,870,803
TURKEY – 0.7%
Other Securities		20,948,014
UNITED ARAB EMIRATES – 0.6%
Other Securities		17,279,689
UNITED KINGDOM – 0.0% (e)
Other Security		349
UNITED STATES – 0.0% (e)
Other Securities		892,470
TOTAL COMMON STOCKS (Cost $2,765,027,654)		2,763,689,951
PREFERRED STOCKS - 0.0% (e)
SOUTH AFRICA – 0.0% (e)
Other Security (cost: $271,039)		281,780
See accompanying notes to financial statements.
6

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% (e)
MALAYSIA – 0.0% (e)
Other Security		$ 10,980
SOUTH AFRICA – 0.0% (e)
Other Security		7
THAILAND – 0.0% (e)
Other Security		235
TOTAL WARRANTS (Cost $0)		11,222
RIGHTS — 0.0% (e)
CHINA – 0.0% (e)
Other Security		1,216
INDIA – 0.0% (e)
Other Security		39,658
TOTAL RIGHTS (Cost $87,717)		40,874
SHORT-TERM INVESTMENT - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (cost: $38,384,045) (f)(g)	38,384,045	38,384,045
TOTAL INVESTMENTS - 100.4% (Cost $2,803,770,455)		2,802,407,872
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(12,428,618)
NET ASSETS - 100.0%		$ 2,789,979,254

See accompanying notes to financial statements.
7

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $72,962, representing less than 0.05% of the Fund's net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2019.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
At March 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
MSCI Taiwan Stock Index	22	04/29/2019	$847,480	$859,540	$12,060
During the period ended March 31, 2019, average notional value related to futures contracts was $588,990 or 0.02% of net assets.
See accompanying notes to financial statements.
8

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,682,341,069	$81,275,920	$72,962	$2,763,689,951
Preferred Stocks	281,780	—	—	281,780
Rights	—	40,874	—	40,874
Warrants	11,222	—	—	11,222
Short-Term Investment	38,384,045	—	—	38,384,045
TOTAL INVESTMENTS	$2,721,018,116	$81,316,794	$72,962	$2,802,407,872
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	12,060	—	—	12,060
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 12,060	$ —	$ —	$ 12,060
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,721,030,176	$81,316,794	$72,962	$2,802,419,932
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,996,511	$ 6,996,511	$205,769,970	$212,766,481	$—	$—	—	$ —	$122,248
State Street Navigator Securities Lending Government Money Market Portfolio	23,721,708	23,721,708	103,418,355	88,756,018	—	—	38,384,045	38,384,045	213,878
Total		$30,718,219	$309,188,325	$301,522,499	$—	$—		$38,384,045	$336,126
See accompanying notes to financial statements.
9

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.2%
AUSTRALIA – 6.1%
BHP Group, Ltd.	785,816	$ 21,485,283
Commonwealth Bank of Australia	421,101	21,130,475
CSL, Ltd.	127,186	17,612,158
Westpac Banking Corp.	796,959	14,673,823
Other Securities		209,660,408
		284,562,147
AUSTRIA – 0.2%
Other Securities		11,876,021
BELGIUM – 1.1%
Anheuser-Busch InBev SA	241,999	20,314,426
Other Securities		29,548,594
		49,863,020
BERMUDA – 0.0% (a)
Other Security		305
CANADA – 8.5%
Bank of Nova Scotia (b)	297,385	15,835,899
Canadian National Railway Co.	194,541	17,420,517
Enbridge, Inc.	480,426	17,405,306
Royal Bank of Canada	351,658	26,538,538
Suncor Energy, Inc.	477,850	15,491,361
Toronto-Dominion Bank	488,595	26,522,631
Other Securities		281,246,377
		400,460,629
CHILE – 0.0% (a)
Other Security		1,074,353
CHINA – 0.1%
Other Securities		6,146,389
DENMARK – 1.4%
Novo Nordisk A/S Class B	486,699	25,503,814
Other Securities		42,418,511
		67,922,325
FINLAND – 1.0%
Other Securities		47,034,311
FRANCE – 8.2%
Airbus SE	155,243	20,551,689
L'Oreal SA	59,152	15,927,232
See accompanying notes to financial statements.
10

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	62,457	$ 22,995,573
Sanofi	297,386	26,292,848
TOTAL SA	642,623	35,732,105
Other Securities		264,960,266
		386,459,713
GERMANY – 6.9%
Allianz SE	98,274	21,879,593
BASF SE	223,175	16,421,295
Bayer AG	223,772	14,472,712
Daimler AG	240,374	14,102,480
SAP SE	258,613	29,909,508
Siemens AG	202,361	21,799,585
Other Securities		204,295,916
		322,881,089
HONG KONG – 3.1%
AIA Group, Ltd.	3,020,600	30,071,515
Tou Rong Chang Fu Group, Ltd. (c)(d)	3,424,000	25,735
Other Securities		116,416,353
		146,513,603
IRELAND – 0.5%
Irish Bank Resolution Corp., Ltd. (c)(d)	5,635	—
Other Securities		24,410,518
		24,410,518
ISRAEL – 0.6%
Other Securities		26,626,327
ITALY – 1.9%
Other Securities		87,141,915
JAPAN – 23.0%
Central Japan Railway Co.	63,600	14,773,059
Mitsubishi UFJ Financial Group, Inc.	3,329,924	16,546,580
SoftBank Group Corp.	231,836	22,506,011
Sony Corp.	320,220	13,438,333
Takeda Pharmaceutical Co., Ltd.	349,615	14,280,249
Toyota Motor Corp.	633,988	37,156,617
Other Securities		960,008,327
		1,078,709,176
JORDAN – 0.0% (a)
Other Security		807,171
See accompanying notes to financial statements.
11

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
LUXEMBOURG – 0.2%
Other Securities		$ 8,791,900
MACAU – 0.0% (a)
Other Securities		771,046
MALTA – 0.0% (a)
Other Securities		920,555
MEXICO – 0.0% (a)
Other Security		559,621
NETHERLANDS – 3.8%
ASML Holding NV	106,556	20,004,877
Royal Dutch Shell PLC Class A	1,108,999	34,877,045
Royal Dutch Shell PLC Class B	909,196	28,765,202
Other Securities		94,302,347
		177,949,471
NEW ZEALAND – 0.3%
Other Securities		11,937,622
NORWAY – 0.7%
Other Securities		34,758,321
PORTUGAL – 0.2%
Other Securities		8,863,848
ROMANIA – 0.0% (a)
Other Security		22,551
SINGAPORE – 1.2%
Other Securities		57,786,016
SOUTH AFRICA – 0.0% (a)
Other Security		808,869
SOUTH KOREA – 4.6%
Digitech Systems Co., Ltd. (c)(d)	19,094	—
Samsung Electronics Co., Ltd. GDR (b)	51,232	50,258,592
Samsung Electronics Co., Ltd. Preference Shares (b)	176,924	5,650,159
Other Securities		160,659,271
		216,568,022
SPAIN – 2.4%
Banco Santander SA	3,970,253	18,476,173
Let's GOWEX SA (b)(c)(d)	4,019	—
Other Securities		92,570,086
		111,046,259
See accompanying notes to financial statements.
12

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SWEDEN – 2.4%
Other Securities		$ 114,533,437
SWITZERLAND – 7.5%
Nestle SA	727,422	69,316,546
Novartis AG	641,245	61,671,298
Roche Holding AG Bearer Shares	6,430	1,752,286
Roche Holding AG	182,179	50,186,574
Zurich Insurance Group AG	42,284	13,994,183
Other Securities		154,150,556
		351,071,443
UNITED ARAB EMIRATES – 0.0% (a)
Other Security		635,471
UNITED KINGDOM – 13.1%
Afren PLC (b)(c)	55,933	—
AstraZeneca PLC	337,686	26,995,343
BP PLC	4,750,933	34,575,089
British American Tobacco PLC	554,222	23,066,404
Diageo PLC	581,592	23,781,136
GlaxoSmithKline PLC	1,294,464	26,934,054
HSBC Holdings PLC	4,966,907	40,340,789
Lloyds Banking Group PLC	17,292,278	14,001,826
Reckitt Benckiser Group PLC	176,821	14,704,554
Rio Tinto PLC	291,455	16,942,011
Unilever NV	408,770	23,766,365
Unilever PLC	285,438	16,346,768
Other Securities		354,120,641
		615,574,980
UNITED STATES – 0.2%
Other Securities		7,809,351
TOTAL COMMON STOCKS (Cost $4,783,364,732)		4,662,897,795
WARRANTS — 0.0% (a)
FRANCE – 0.0% (a)
Other Security (cost: $2)		1
RIGHTS — 0.0% (a)
CANADA – 0.0% (a)
Other Security (cost: $14,326)		12,279
See accompanying notes to financial statements.
13

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (e)(f)	1,619,198	$ 1,619,198
State Street Navigator Securities Lending Government Money Market Portfolio (e)(g)	124,739,042	124,739,042
TOTAL SHORT-TERM INVESTMENTS (Cost $126,358,240)		126,358,240
TOTAL INVESTMENTS - 101.9% (Cost $4,909,737,300)		4,789,268,315
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%		(89,637,510)
NET ASSETS - 100.0%		$ 4,699,630,805
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $25,735, representing less than 0.05% of the Fund's net assets.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2019.
(g)	Investment of cash collateral for securities loaned.
GDR	Global Depositary Receipt
See accompanying notes to financial statements.
14

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,658,827,713	$4,044,347	$25,735	$4,662,897,795
Rights	—	12,279	—	12,279
Warrants	1	—	—	1
Short-Term Investments	126,358,240	—	—	126,358,240
TOTAL INVESTMENTS	$4,785,185,954	$4,056,626	$25,735	$4,789,268,315
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,540,078	$ 6,540,078	$ 93,237,984	$ 98,158,864	$—	$—	1,619,198	$ 1,619,198	$ 59,627
State Street Navigator Securities Lending Government Money Market Portfolio	63,672,719	63,672,719	395,999,296	334,932,973	—	—	124,739,042	124,739,042	624,722
Total		$70,212,797	$489,237,280	$433,091,837	$—	$—		$126,358,240	$684,349
See accompanying notes to financial statements.
15

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2019 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,764,023,827	$4,662,910,075
Investments in affiliated issuers, at value	38,384,045	126,358,240
Total Investments	2,802,407,872	4,789,268,315
Foreign currency, at value	32,784,038	9,467,636
Cash at broker	40,483	—
Cash	—	8
Receivable from broker — accumulated variation margin on open futures contracts	12,126	—
Receivable for investments sold	14,109,094	2,933,163
Dividends receivable — unaffiliated issuers	3,017,073	23,330,090
Dividends receivable — affiliated issuers	19,054	11,963
Securities lending income receivable — unaffiliated issuers	38,546	68,670
Securities lending income receivable — affiliated issuers	44,813	145,648
Receivable for foreign taxes recoverable	404	2,724,982
Other Receivable	—	7,330
TOTAL ASSETS	2,852,473,503	4,827,957,805
LIABILITIES
Due to custodian	6,573,672	—
Payable upon return of securities loaned	38,384,045	124,739,042
Payable for investments purchased	15,596,679	3,384,814
Deferred foreign taxes payable	1,681,317	48,107
Advisory fee payable	257,461	155,037
Trustees’ fees and expenses payable	1,075	—
TOTAL LIABILITIES	62,494,249	128,327,000
NET ASSETS	$2,789,979,254	$4,699,630,805
NET ASSETS CONSIST OF:
Paid-in Capital	$2,853,072,794	$4,791,347,623
Total distributable earnings (loss)**	(63,093,540)	(91,716,818)
NET ASSETS	$2,789,979,254	$4,699,630,805
NET ASSET VALUE PER SHARE
Net asset value per share	$ 35.63	$ 29.15
Shares outstanding (unlimited amount authorized, $0.01 par value)	78,300,000	161,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,765,386,410	$4,783,379,060
Investments in affiliated issuers	38,384,045	126,358,240
Total cost of investments	$2,803,770,455	$4,909,737,300
Foreign currency, at cost	$ 32,789,431	$ 9,501,346
* Includes investments in securities on loan, at value	$ 86,140,573	$ 220,986,037
** Includes deferred foreign taxes	$ 1,651,048	$ 48,107
See accompanying notes to financial statements.
16

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2019 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 14,677,008	$ 57,284,708
Dividend income — affiliated issuers	122,248	59,627
Unaffiliated securities lending income	207,449	344,836
Affiliated securities lending income	213,878	624,722
Foreign taxes withheld	(994,998)	(5,145,812)
TOTAL INVESTMENT INCOME (LOSS)	14,225,585	53,168,081
EXPENSES
Advisory fee	1,125,815	740,079
Trustees’ fees and expenses	14,034	25,321
Miscellaneous expenses	6	3,130
TOTAL EXPENSES	1,139,855	768,530
NET INVESTMENT INCOME (LOSS)	13,085,730	52,399,551
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(17,849,570)	1,300,856
In-kind redemptions — unaffiliated issuers	—	24,994,514
Foreign currency transactions	(395,447)	(104,646)
Futures contracts	(745,173)	—
Net realized gain (loss)	(18,990,190)	26,190,724
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	125,777,531	(148,508,686)
Foreign currency translations	(15,113)	(91,919)
Futures contracts	7,103	—
Net change in unrealized appreciation/depreciation	125,769,521	(148,600,605)
NET REALIZED AND UNREALIZED GAIN (LOSS)	106,779,331	(122,409,881)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$119,865,061	$ (70,010,330)
* Includes foreign capital gain taxes	$ (30,270)	$ —
** Includes foreign deferred taxes	$ 1,651,048	$ 24,022
See accompanying notes to financial statements.
17

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Emerging Markets ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 13,085,730	$ 38,266,809
Net realized gain (loss)	(18,990,190)	13,735,975
Net change in unrealized appreciation/depreciation	125,769,521	(173,584,195)
Net increase (decrease) in net assets resulting from operations	119,865,061	(121,581,411)
Distributions to shareholders	(25,918,133)	(22,002,213)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,208,693,866	1,237,280,090
Cost of shares redeemed	—	(170,565,852)
Other capital	1,090,227	681,628
Net increase (decrease) in net assets from beneficial interest transactions	1,209,784,093	1,067,395,866
Net increase (decrease) in net assets during the period	1,303,731,021	923,812,242
Net assets at beginning of period	1,486,248,233	562,435,991
NET ASSETS AT END OF PERIOD	$2,789,979,254	$1,486,248,233
SHARES OF BENEFICIAL INTEREST:
Shares sold	35,600,000	31,800,000
Shares redeemed	—	(4,700,000)
Net increase (decrease)	35,600,000	27,100,000
(a)After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
See accompanying notes to financial statements.
18

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Developed World ex-US ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 52,399,551	$ 72,567,417
Net realized gain (loss)	26,190,724	(1,415,659)
Net change in unrealized appreciation/depreciation	(148,600,605)	(48,135,004)
Net increase (decrease) in net assets resulting from operations	(70,010,330)	23,016,754
Distributions to shareholders	(35,517,124)	(60,014,456)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,547,710,427	2,395,365,048
Cost of shares redeemed	(114,319,792)	—
Other capital	24,555	—
Net increase (decrease) in net assets from beneficial interest transactions	1,433,415,190	2,395,365,048
Net increase (decrease) in net assets during the period	1,327,887,736	2,358,367,346
Net assets at beginning of period	3,371,743,069	1,013,375,723
NET ASSETS AT END OF PERIOD	$4,699,630,805	$3,371,743,069
SHARES OF BENEFICIAL INTEREST:
Shares sold	55,600,000	76,400,000
Shares redeemed	(4,000,000)	—
Net increase (decrease)	51,600,000	76,400,000
See accompanying notes to financial statements.
19

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)	Year Ended 9/30/15(a)	Year Ended 9/30/14(a)
Net asset value, beginning of period	$ 34.81	$ 36.06	$ 30.10	$ 26.21	$ 33.18	$ 31.57
Income (loss) from investment operations:
Net investment income (loss) (b)	0.22	1.04	0.70	0.56	0.64	0.70
Net realized and unrealized gain (loss) (c)	1.01	(1.71)	5.64	3.91	(6.94)	1.43
Total from investment operations	1.23	(0.67)	6.34	4.47	(6.30)	2.13
Net equalization credits and charges (b)	—	—	—	—	0.00(d)	—
Other capital	0.02	0.02	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.43)	(0.60)	(0.39)	(0.58)	(0.67)	(0.52)
Net asset value, end of period	$ 35.63	$ 34.81	$ 36.06	$ 30.10	$ 26.21	$ 33.18
Total return (e)	3.75%	(1.88)%	21.36%	17.38%	(19.34)%	6.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,789,979	$1,486,248	$562,436	$234,783	$188,707	$285,285
Ratios to average net assets:
Total expenses	0.11%(f)	0.12%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	1.28%(f)	2.78%	2.16%	2.05%	2.02%	2.12%
Portfolio turnover rate (g)	5%(h)	10%	0%(i)	12%	18%	9%
(a)	After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
(i)	Amount is less than 0.005%.
See accompanying notes to financial statements.
20

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Six Months Ended 3/31/19 (Unaudited)	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 30.76	$ 30.52	$ 26.45	$ 25.17	$ 28.46	$ 28.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.97	0.70	0.69	0.71	0.89
Net realized and unrealized gain (loss) (b)	(1.73)	0.03	4.16	1.32	(3.25)	0.40
Total from investment operations	(1.33)	1.00	4.86	2.01	(2.54)	1.29
Other capital	0.00(c)	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.28)	(0.76)	(0.79)	(0.69)	(0.75)	(0.83)
Net realized gains	—	—	—	(0.04)	—	—
Total distributions	(0.28)	(0.76)	(0.79)	(0.73)	(0.75)	(0.83)
Net asset value, end of period	$ 29.15	$ 30.76	$ 30.52	$ 26.45	$ 25.17	$ 28.46
Total return (d)	(4.23)%	3.28%	18.75%	8.12%	(9.14)%	4.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,699,631	$3,371,743	$1,013,376	$634,833	$714,914	$825,443
Ratios to average net assets:
Total expenses	0.04%(e)	0.05%	0.34%	0.34%	0.34%	0.34%
Net investment income (loss)	2.83%(e)	3.09%	2.49%	2.70%	2.53%	3.06%
Portfolio turnover rate (f)	1%(g)	3%	5%	3%	8%	17%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
21

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2019, the Trust consists of thirty-one (31) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
22

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
23

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
24

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
The SPDR Portfolio Emerging Markets ETF and the SPDR Portfolio Developed World ex-US ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be
25

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2019, the SPDR Portfolio Emerging Markets ETF entered into futures contracts for return enhancement, hedging and exposing cash reserves to markets.
The following tables summarize the value of the Fund's derivative instruments as of March 31, 2019, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$12,126	$—	$12,126

26

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$(745,173)	$—	$(745,173)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$7,103	$—	$7,103
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser (“Management/Advisory fee”) a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Emerging Markets ETF	0.11%
SPDR Portfolio Developed World ex-US ETF	0.04
The Adviser pays all expenses of each Fund other than management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
27

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2020.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2019, are disclosed in the Schedules of Investments.
28

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended March 31, 2019, were as follows:
	Purchases	Sales
SPDR Portfolio Emerging Markets ETF	$712,713,487	$108,942,443
SPDR Portfolio Developed World ex-US ETF	167,335,762	44,676,618
For the period ended March 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Emerging Markets ETF	$ 580,585,398	$ —	$ —
SPDR Portfolio Developed World ex-US ETF	1,424,309,920	106,799,809	24,994,514
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
29

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2018, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Emerging Markets ETF	$2,808,058,714	$182,369,174	$188,007,956	$ (5,638,782)
SPDR Portfolio Developed World ex-US ETF	4,916,531,899	252,247,268	379,510,852	(127,263,584)
30

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Emerging Markets ETF	$ 86,140,573	$ 38,384,045	$ 52,021,819	$ 90,405,864
SPDR Portfolio Developed World ex-US ETF	220,986,037	124,739,042	107,936,645	232,675,687

31

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2019:
		Remaining Contractual Maturity of the Agreements As of March 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Emerging Markets ETF	Common Stocks	$ 38,384,045	$—	$—	$—	$ 38,384,045	$ 38,384,045
SPDR Portfolio Developed World ex-US ETF	Common Stocks	124,739,042	—	—	—	124,739,042	124,739,042
10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The following Fund participates in the line of credit as of March 31, 2019:
SPDR Portfolio Emerging Markets ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of March 31, 2019.
32

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2019 (Unaudited)

11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
33

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2018 to March 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
34

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2019 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
Annualized Expense Ratio	0.11%	0.04%
Actual:
Ending Account Value	$1,037.50	$ 957.70
Expenses Paid During Period(a)	0.56	0.20
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.70
Expenses Paid During Period(a)	0.56	0.20
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
35

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2019 (Unaudited)

Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
36

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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., and Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2019 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2019 SPDRPTSAR

Item 2.	Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5.	Disclosure of Audit Committees for Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6.	Investments.

(a)

The Schedules of Investments for the SPDR MSCI ACWI ex-US ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR MSCI ACWI Low Carbon Target ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR MSCI World StrategicFactors ETF, SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, SPDR S&P China ETF and SPDR S&P International Small Cap ETF are listed below. Summary Schedules of Investments for these funds as well as the Schedules of Investments for the remaining series of the registrant are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 4.7%
Alumina, Ltd.	631,617	$ 1,085,779
Amcor, Ltd.	185,741	2,030,573
AMP, Ltd. (a)	309,015	460,968
Australia & New Zealand Banking Group, Ltd.	286,668	5,300,608
BHP Group PLC	168,080	4,048,743
BHP Group, Ltd.	274,943	7,517,317
Boral, Ltd.	312,253	1,018,103
Brambles, Ltd.	211,294	1,765,090
Coca-Cola Amatil, Ltd.	174,326	1,071,151
Coles Group, Ltd. (b)	109,626	922,793
Commonwealth Bank of Australia	159,732	8,015,210
CSL, Ltd.	47,557	6,585,484
Fortescue Metals Group, Ltd.	237,973	1,201,903
Insurance Australia Group, Ltd.	321,514	1,754,015
LendLease Group	112,056	985,435
Macquarie Group, Ltd.	46,559	4,280,331
Medibank Pvt, Ltd.	255,110	500,160
National Australia Bank, Ltd.	242,112	4,346,041
Newcrest Mining, Ltd.	68,771	1,246,201
Origin Energy, Ltd.	259,723	1,328,358
QBE Insurance Group, Ltd.	102,301	894,562
Santos, Ltd.	211,236	1,024,852
Scentre Group REIT	246,333	719,179
Sonic Healthcare, Ltd.	104,436	1,822,011
South32, Ltd. (c)	188,716	493,780
South32, Ltd. (c)	337,425	894,043
Suncorp Group, Ltd.	218,622	2,140,008
Sydney Airport	86,825	458,254
Telstra Corp., Ltd.	372,448	878,367
Transurban Group Stapled Security	220,126	2,064,038
Vicinity Centres REIT	539,665	996,713
Wesfarmers, Ltd. (a)	109,626	2,698,293
Westpac Banking Corp. (a)	314,449	5,789,719
Woodside Petroleum, Ltd.	81,506	2,004,421
Woolworths Group, Ltd.	137,954	2,979,066
		81,321,569
AUSTRIA — 0.3%
Erste Group Bank AG	56,759	2,087,855
OMV AG	27,308	1,483,159
Raiffeisen Bank International AG	32,883	738,823
		4,309,837
BELGIUM — 0.8%
Ageas	43,228	2,087,158
Anheuser-Busch InBev SA	73,988	6,210,868
KBC Group NV	35,380	2,474,162
Solvay SA	13,724	1,485,215
UCB SA	18,302	1,573,338
		13,830,741
Security Description	Shares	Value
BRAZIL — 1.8%
Ambev SA ADR	544,995	$ 2,343,479
B3 SA - Brasil Bolsa Balcao	182,144	1,503,319
Banco Bradesco SA Preference Shares ADR	425,654	4,643,885
Banco do Brasil SA	75,503	945,218
BB Seguridade Participacoes SA	65,535	446,588
Braskem SA Class A, Preference Shares	40,481	529,456
BRF SA (b)	50,545	294,176
Cia Energetica de Minas Gerais ADR (a)	219,691	784,297
Cia Siderurgica Nacional SA ADR (a)(b)	172,651	709,596
Cielo SA	97,424	237,571
Embraer SA	70,327	333,410
Gerdau SA ADR (a)	125,973	488,775
Itau Unibanco Holding SA Preference Shares ADR	523,706	4,613,850
JBS SA	68,102	278,589
Kroton Educacional SA	133,034	362,351
Lojas Renner SA	125,565	1,413,199
Magazine Luiza SA	11,441	508,152
Natura Cosmeticos SA	33,663	392,621
Petroleo Brasileiro SA Preference Shares ADR	316,315	4,523,304
Porto Seguro SA	12,778	176,745
Raia Drogasil SA	36,428	611,236
Sul America SA	69,010	528,432
Suzano Papel e Celulose SA	48,704	582,564
TIM Participacoes SA ADR	28,017	422,496
Vale SA ADR	292,025	3,813,847
		31,487,156
CANADA — 6.8%
Agnico Eagle Mines, Ltd. (a)	16,176	703,489
Alimentation Couche-Tard, Inc. Class B	27,545	1,623,072
Aurora Cannabis, Inc. (a)(b)	65,807	595,536
Bank of Montreal	65,605	4,910,247
Bank of Nova Scotia (a)	102,849	5,476,760
Barrick Gold Corp.	110,799	1,519,396
Barrick Gold Corp. (d)	42,956	589,059
Bausch Health Cos., Inc. (b)	33,892	836,423
BlackBerry, Ltd. (b)	55,014	554,690
Bombardier, Inc. Class B (b)	244,451	470,256
Brookfield Asset Management, Inc. Class A	102,368	4,770,711
CAE, Inc.	61,979	1,373,703
Cameco Corp.	45,677	538,503
Canadian Imperial Bank of Commerce	40,613	3,210,250
Canadian National Railway Co.	76,385	6,840,030
Canadian Natural Resources, Ltd.	117,058	3,214,834
Canadian Pacific Railway, Ltd. (a)	14,994	3,090,271

1

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Canadian Tire Corp., Ltd. Class A (a)	13,337	$ 1,437,475
Cenovus Energy, Inc.	88,707	770,239
CGI, Inc. (b)	14,235	978,906
Constellation Software, Inc.	1,669	1,414,830
Dollarama, Inc.	22,317	595,532
Enbridge, Inc.	123,738	4,482,892
Encana Corp.	89,178	646,164
Fairfax Financial Holdings, Ltd.	1,477	684,354
First Quantum Minerals, Ltd.	67,979	770,899
Franco-Nevada Corp.	15,404	1,155,228
George Weston, Ltd.	6,223	447,598
Gildan Activewear, Inc.	58,950	2,120,250
Goldcorp, Inc.	81,774	935,907
H&R Real Estate Investment Trust	4,507	78,977
Husky Energy, Inc.	46,406	460,256
IGM Financial, Inc.	23,497	604,683
Imperial Oil, Ltd.	51,832	1,415,346
Kinross Gold Corp. (b)	139,756	481,214
Loblaw Cos., Ltd.	46,176	2,278,470
Magna International, Inc.	20,006	974,431
Manulife Financial Corp.	162,395	2,747,204
National Bank of Canada	49,667	2,242,162
Nutrien, Ltd.	77,763	4,102,501
Onex Corp.	8,091	456,529
Open Text Corp.	23,497	902,452
Pembina Pipeline Corp.	3,447	126,661
PrairieSky Royalty, Ltd. (a)	22,076	297,442
Restaurant Brands International, Inc.	14,440	939,716
Rogers Communications, Inc. Class B	55,013	2,959,530
Royal Bank of Canada	129,892	9,802,546
Seven Generations Energy, Ltd. Class A (b)	26,804	193,614
Shaw Communications, Inc. Class B	58,939	1,226,912
Shopify, Inc. Class A (b)	8,408	1,736,166
SmartCentres Real Estate Investment Trust	35,540	931,364
SNC-Lavalin Group, Inc.	30,806	781,939
Sun Life Financial, Inc.	65,552	2,519,136
Suncor Energy, Inc.	138,327	4,484,406
Teck Resources, Ltd. Class B	49,464	1,144,823
TELUS Corp.	38,595	1,428,877
Thomson Reuters Corp.	31,881	1,886,920
Toronto-Dominion Bank	164,046	8,904,986
TransCanada Corp. (a)	69,314	3,114,058
Turquoise Hill Resources, Ltd. (b)	20,836	34,312
West Fraser Timber Co., Ltd.	8,100	394,102
Wheaton Precious Metals Corp.	36,878	878,094
		117,287,333
Security Description	Shares	Value
CHILE — 0.2%
Embotelladora Andina SA Class B, Preference Shares	56,311	$ 205,640
Enel Americas SA ADR	232,878	2,079,600
Enel Chile SA ADR	274,388	1,421,330
Sociedad Quimica y Minera de Chile SA ADR (a)	13,505	519,132
		4,225,702
CHINA — 8.1%
3SBio, Inc. (a)(e)	154,000	302,901
51job, Inc. ADR (b)	3,099	241,350
58.com, Inc. ADR (b)	10,464	687,276
AAC Technologies Holdings, Inc.	104,500	618,351
Agile Group Holdings, Ltd.	52,000	84,128
Agricultural Bank of China, Ltd. Class H	2,649,000	1,221,585
Air China, Ltd. Class H	102,000	125,519
Alibaba Group Holding, Ltd. ADR (b)	106,689	19,465,408
Alibaba Health Information Technology, Ltd. (a)(b)	390,000	450,614
Anhui Conch Cement Co., Ltd. Class H	21,000	128,275
ANTA Sports Products, Ltd.	67,000	455,774
Autohome, Inc. ADR (a)(b)	6,628	696,735
AviChina Industry & Technology Co., Ltd. Class H	723,000	461,434
Baidu, Inc. ADR (b)	23,734	3,912,550
Bank of China, Ltd. Class H	7,315,436	3,317,595
Bank of Communications Co., Ltd. Class H	1,454,710	1,191,573
Beijing Enterprises Water Group, Ltd.	498,000	307,683
BOC Hong Kong Holdings, Ltd.	210,500	871,502
Brilliance China Automotive Holdings, Ltd. (a)	400,000	396,436
BYD Co., Ltd. Class H (a)	34,000	204,868
CGN Power Co., Ltd. Class H (e)	221,400	61,767
China CITIC Bank Corp., Ltd. Class H	706,000	449,684
China Communications Construction Co., Ltd. Class H	454,000	469,618
China Conch Venture Holdings, Ltd.	42,500	152,135
China Construction Bank Corp. Class H	6,061,720	5,196,896
China Everbright Bank Co., Ltd. Class H	36,000	17,014
China Everbright International, Ltd.	172,628	175,488
China Evergrande Group (a)	279,000	927,636
China Galaxy Securities Co., Ltd. Class H	238,500	156,773

2

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
China Huishan Dairy Holdings Co., Ltd. (a)(b)(f)	1,418,000	$ —
China Jinmao Holdings Group, Ltd.	436,000	284,374
China Life Insurance Co., Ltd. Class H	734,000	1,972,930
China Mengniu Dairy Co., Ltd.	516,000	1,919,401
China Merchants Bank Co., Ltd. Class H	573,014	2,784,793
China Merchants Port Holdings Co., Ltd.	529,366	1,127,523
China Minsheng Banking Corp., Ltd. Class H	454,200	329,803
China Mobile, Ltd.	579,000	5,900,675
China Oilfield Services, Ltd. Class H	100,000	108,026
China Overseas Land & Investment, Ltd.	476,000	1,806,992
China Pacific Insurance Group Co., Ltd. Class H	238,200	934,600
China Petroleum & Chemical Corp. Class H	2,953,800	2,329,190
China Railway Construction Corp., Ltd. Class H	144,500	189,232
China Railway Group, Ltd. Class H	291,000	265,423
China Resources Beer Holdings Co., Ltd.	477,670	2,011,095
China Shenhua Energy Co., Ltd. Class H	235,500	537,003
China Southern Airlines Co., Ltd. Class H	110,000	98,370
China Taiping Insurance Holdings Co., Ltd.	179,800	535,968
China Telecom Corp., Ltd. Class H	2,320,000	1,288,569
China Unicom Hong Kong, Ltd.	944,000	1,196,543
China Vanke Co., Ltd. Class H	90,900	382,130
CIFI Holdings Group Co., Ltd.	428,000	324,410
CITIC Securities Co., Ltd. Class H	134,000	312,043
CITIC, Ltd.	476,000	710,669
CNOOC, Ltd.	1,910,217	3,577,117
COSCO SHIPPING Ports, Ltd.	602,180	650,512
Country Garden Holdings Co., Ltd. (a)	490,000	765,279
CRRC Corp., Ltd. Class H	421,000	396,869
CSPC Pharmaceutical Group, Ltd.	514,000	955,981
Ctrip.com International, Ltd. ADR (b)	36,746	1,605,433
ENN Energy Holdings, Ltd.	54,600	527,919
Fosun International, Ltd.	111,000	188,065
Future Land Development Holdings, Ltd.	284,000	351,656
GDS Holdings, Ltd. ADR (a)(b)	7,325	261,429
Geely Automobile Holdings, Ltd.	809,000	1,545,870
Security Description	Shares	Value
Genscript Biotech Corp. (b)	86,000	$ 162,360
GF Securities Co., Ltd. Class H	182,800	262,675
GOME Retail Holdings, Ltd. (a)(b)	1,914,000	177,991
Great Wall Motor Co., Ltd. Class H (a)	330,000	247,607
Guangzhou Automobile Group Co., Ltd. Class H	145,600	171,939
Haitong Securities Co., Ltd. Class H	187,200	242,288
Hengan International Group Co., Ltd. (a)	116,000	1,016,669
Huaneng Power International, Inc. Class H	1,008,000	585,543
Huaneng Renewables Corp., Ltd. Class H	1,060,000	294,371
Huatai Securities Co., Ltd. Class H (a)(e)	190,200	380,402
Huazhu Group, Ltd. ADR	12,057	508,082
Industrial & Commercial Bank of China, Ltd. Class H	6,428,045	4,708,471
JD.com, Inc. ADR (b)	65,085	1,962,313
Jiangsu Expressway Co., Ltd. Class H	14,000	19,796
Kingdee International Software Group Co., Ltd. (a)	296,000	342,382
Kingsoft Corp., Ltd.	193,000	490,739
Lenovo Group, Ltd.	594,000	534,225
Logan Property Holdings Co., Ltd.	44,000	72,867
Luye Pharma Group, Ltd. (a)(e)	254,500	222,405
Momo, Inc. ADR (b)	18,403	703,731
NetEase, Inc. ADR	6,215	1,500,612
New China Life Insurance Co., Ltd. Class H	90,100	459,111
New Oriental Education & Technology Group, Inc. ADR (b)	12,394	1,116,575
Noah Holdings, Ltd. ADR (a)(b)	4,720	228,731
PetroChina Co., Ltd. Class H	1,854,000	1,202,155
PICC Property & Casualty Co., Ltd. Class H	797,415	906,113
Ping An Insurance Group Co. of China, Ltd. Class H (a)	474,000	5,307,626
Semiconductor Manufacturing International Corp. (a)(b)	127,900	129,367
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	256,053
Shanghai Electric Group Co., Ltd. Class H (a)	408,000	154,885
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	335,240	492,132
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	43,100	93,887
Shenzhou International Group Holdings, Ltd.	28,000	375,238

3

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Sihuan Pharmaceutical Holdings Group, Ltd.	274,000	$ 66,319
SINA Corp. (b)	7,910	468,588
Sinopec Shanghai Petrochemical Co., Ltd. Class H	400,000	190,574
Sinopharm Group Co., Ltd. Class H	84,000	349,913
Sunac China Holdings, Ltd.	201,300	1,002,660
Sunny Optical Technology Group Co., Ltd.	61,400	733,285
TAL Education Group ADR (b)	33,072	1,193,238
Tencent Holdings, Ltd.	499,700	22,979,981
Tingyi Cayman Islands Holding Corp.	472,000	778,053
TravelSky Technology, Ltd. Class H	56,000	148,026
Tsingtao Brewery Co., Ltd. Class H	60,000	282,804
Vipshop Holdings, Ltd. ADR (b)	55,882	448,732
Want Want China Holdings, Ltd.	236,000	196,017
Weibo Corp. ADR (a)(b)	4,969	308,028
Wuxi Biologics Cayman, Inc. (b)(e)	37,500	364,732
Yanzhou Coal Mining Co., Ltd. Class H	470,000	461,621
Yum China Holdings, Inc.	30,553	1,372,135
YY, Inc. ADR (b)	6,089	511,537
Zhuzhou CRRC Times Electric Co., Ltd. Class H	97,500	576,309
Zijin Mining Group Co., Ltd. Class H	1,854,000	767,584
ZTE Corp. Class H (b)	82,600	248,328
		139,702,265
COLOMBIA — 0.1%
Bancolombia SA ADR	30,378	1,551,101
Cementos Argos SA	141,169	349,213
		1,900,314
DENMARK — 1.2%
AP Moller - Maersk A/S Class B (a)	1,045	1,326,869
Danske Bank A/S	79,918	1,403,958
DSV A/S	40,467	3,350,009
Genmab A/S (b)	5,961	1,035,542
Novo Nordisk A/S Class B	181,565	9,514,299
Novozymes A/S Class B	17,339	798,017
Pandora A/S	9,673	453,341
Vestas Wind Systems A/S	23,966	2,018,599
		19,900,634
EGYPT — 0.1%
Commercial International Bank Egypt SAE	276,129	1,085,874
FINLAND — 0.9%
Elisa Oyj	12,519	565,371
Fortum Oyj (a)	13,841	283,319
Kone Oyj Class B	37,195	1,877,728
Security Description	Shares	Value
Metso Oyj	31,061	$ 1,069,324
Neste Oyj (a)	11,211	1,195,886
Nokia Oyj (c)	249,657	1,422,381
Nokia Oyj (c)	132,284	755,449
Nordea Bank Abp (a)	258,240	1,969,799
Sampo Oyj Class A	39,298	1,783,122
Stora Enso Oyj Class R	82,799	1,012,917
UPM-Kymmene Oyj (a)	71,727	2,094,005
Wartsila OYJ Abp (a)	39,050	630,743
		14,660,044
FRANCE — 7.2%
Accor SA	29,532	1,197,408
Air Liquide SA	43,573	5,545,755
Airbus SE	56,291	7,452,028
Alstom SA	25,143	1,090,313
AXA SA	151,873	3,825,001
BNP Paribas SA	92,487	4,425,007
Bouygues SA	28,470	1,018,166
Capgemini SE	18,508	2,246,502
Carrefour SA	79,580	1,487,784
Cie de Saint-Gobain	42,602	1,545,570
Cie Generale des Etablissements Michelin SCA	16,562	1,960,086
Credit Agricole SA	94,826	1,146,740
Danone SA	67,621	5,215,510
Edenred	14,023	638,804
Electricite de France SA	7,960	108,953
Engie SA	110,618	1,649,474
EssilorLuxottica SA	25,034	2,737,296
Hermes International	1,199	791,892
ICADE REIT	787	66,630
Kering SA	8,473	4,863,509
Klepierre SA REIT	4,174	146,134
Legrand SA	23,700	1,587,644
L'Oreal SA	26,340	7,092,293
LVMH Moet Hennessy Louis Vuitton SE	25,134	9,253,898
Orange SA	210,822	3,432,461
Pernod Ricard SA	21,862	3,927,639
Peugeot SA	41,210	1,005,967
Publicis Groupe SA	31,793	1,703,902
Renault SA	16,954	1,121,458
Safran SA	26,727	3,668,772
Sanofi	109,061	9,642,432
Schneider Electric SE	57,457	4,512,220
Societe Generale SA	67,357	1,949,410
Sodexo SA	14,902	1,642,483
TOTAL SA	214,651	11,935,352
Unibail-Rodamco-Westfield	60,014	493,240
Unibail-Rodamco-Westfield, REIT (c)	8,310	1,363,615
Valeo SA	20,406	592,298
Veolia Environnement SA	50,611	1,132,593
Vinci SA	51,289	4,994,191

4

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Vivendi SA	132,666	$ 3,847,740
		124,058,170
GERMANY — 5.6%
adidas AG	19,091	4,643,108
Allianz SE	42,636	9,492,423
BASF SE	85,612	6,299,361
Bayer AG	85,121	5,505,299
Bayerische Motoren Werke AG	31,045	2,396,548
Commerzbank AG (b)	70,510	546,288
Continental AG	9,947	1,498,878
Covestro AG (e)	6,372	350,728
Daimler AG	83,276	4,885,712
Deutsche Bank AG	142,688	1,163,177
Deutsche Boerse AG	28,492	3,656,713
Deutsche Lufthansa AG	44,969	987,904
Deutsche Post AG	113,312	3,689,739
Deutsche Telekom AG	318,826	5,296,517
E.ON SE	203,715	2,267,284
Fresenius Medical Care AG & Co. KGaA	23,872	1,927,256
Fresenius SE & Co. KGaA	35,739	1,996,846
Henkel AG & Co. KGaA Preference Shares	8,996	919,205
Infineon Technologies AG	55,701	1,106,088
Merck KGaA	24,214	2,763,730
METRO AG	21,588	358,511
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,777	5,396,357
OSRAM Licht AG	8,814	303,634
Puma SE	719	417,389
RWE AG	52,541	1,409,996
SAP SE	100,942	11,674,299
Siemens AG	78,464	8,452,630
ThyssenKrupp AG	43,016	591,440
TUI AG	34,328	329,042
United Internet AG	7,090	258,972
Volkswagen AG	6,695	1,090,786
Volkswagen AG Preference Shares	12,631	1,990,119
Vonovia SE	29,099	1,510,183
Wirecard AG	9,586	1,202,299
		96,378,461
GREECE — 0.1%
Alpha Bank AE (b)	122,951	170,360
Hellenic Telecommunications Organization SA	3,069	41,146
JUMBO SA	34,192	572,048
OPAP SA	49,206	508,309
		1,291,863
HONG KONG — 3.2%
AIA Group, Ltd.	1,139,000	11,339,289
Alibaba Pictures Group, Ltd. (a)(b)	920,000	162,906
ASM Pacific Technology, Ltd.	9,200	102,607
Security Description	Shares	Value
Bank of East Asia, Ltd.	441,331	$ 1,433,632
China Everbright, Ltd.	44,000	87,216
China First Capital Group, Ltd. (b)	276,000	145,912
China Gas Holdings, Ltd.	86,000	302,371
China Resources Land, Ltd.	132,000	591,902
China Traditional Chinese Medicine Holdings Co., Ltd.	368,000	218,926
CK Asset Holdings, Ltd.	267,032	2,374,389
CK Hutchison Holdings, Ltd.	335,032	3,518,925
CLP Holdings, Ltd.	136,500	1,582,367
Fullshare Holdings, Ltd. (a)	437,500	58,519
Galaxy Entertainment Group, Ltd.	217,000	1,477,544
Haier Electronics Group Co., Ltd.	48,000	139,415
Hanergy Thin Film Power Group, Ltd. (a)(b)(f)	448,000	—
Hang Lung Properties, Ltd.	476,000	1,161,811
Hang Seng Bank, Ltd.	71,100	1,754,415
Henderson Land Development Co., Ltd.	280,289	1,781,721
Hong Kong & China Gas Co., Ltd.	1,827,777	4,382,036
Hong Kong Exchanges & Clearing, Ltd.	125,390	4,370,309
Jardine Matheson Holdings, Ltd.	3,200	199,552
Jardine Strategic Holdings, Ltd.	1,000	37,430
Jiayuan International Group, Ltd.	179,452	94,870
Link REIT	374,786	4,382,876
Melco Resorts & Entertainment, Ltd. ADR	13,224	298,730
New World Development Co., Ltd.	1,044,406	1,732,262
Sands China, Ltd.	285,200	1,433,275
Shangri-La Asia, Ltd.	474,333	674,343
Sino Biopharmaceutical, Ltd.	1,137,000	1,037,067
SJM Holdings, Ltd.	154,000	175,777
SSY Group, Ltd.	180,000	167,390
Sun Art Retail Group, Ltd.	265,000	258,250
Sun Hung Kai Properties, Ltd.	225,185	3,864,027
Swire Pacific, Ltd. Class A	129,506	1,666,266
Techtronic Industries Co., Ltd.	215,500	1,448,114
WH Group, Ltd. (e)	464,601	497,156
Wharf Holdings, Ltd.	6,000	18,115
Wharf Real Estate Investment Co., Ltd.	6,000	44,675
Wheelock & Co., Ltd.	6,000	43,949
		55,060,336
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	111,585	1,276,968
OTP Bank Nyrt	29,269	1,287,489
		2,564,457

5

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
INDIA — 2.4%
Adani Ports & Special Economic Zone, Ltd.	63,465	$ 346,435
Ambuja Cements, Ltd.	159,357	541,273
Aurobindo Pharma, Ltd.	35,788	405,150
Axis Bank, Ltd. (b)	120,257	1,349,257
Bajaj Auto, Ltd.	7,324	307,772
Bajaj Finance, Ltd.	22,015	961,319
Bajaj Finserv, Ltd.	2,440	247,858
Bharat Forge, Ltd.	11,878	87,857
Bharat Petroleum Corp., Ltd.	56,936	326,740
Bharti Airtel, Ltd.	79,839	383,896
Bharti Infratel, Ltd.	85,427	386,472
Bosch, Ltd.	179	46,988
Cadila Healthcare, Ltd.	26,538	132,949
Dabur India, Ltd.	75,250	444,059
Dr Reddy's Laboratories, Ltd. ADR	23,468	950,454
Eicher Motors, Ltd.	1,253	371,653
Glenmark Pharmaceuticals, Ltd.	48,846	456,343
Godrej Consumer Products, Ltd.	48,741	482,661
HCL Technologies, Ltd.	49,904	783,372
Hindalco Industries, Ltd.	69,142	205,105
Hindustan Petroleum Corp., Ltd.	69,992	286,788
Hindustan Unilever, Ltd.	92,374	2,275,914
Housing Development Finance Corp., Ltd.	118,922	3,378,827
ICICI Bank, Ltd. ADR	133,612	1,531,193
Indiabulls Housing Finance, Ltd.	30,014	371,844
Indian Oil Corp., Ltd.	66,380	156,044
Infosys, Ltd. ADR	409,680	4,477,802
ITC, Ltd.	233,169	1,000,498
LIC Housing Finance, Ltd.	41,994	322,616
Lupin, Ltd.	28,452	303,762
Mahindra & Mahindra Financial Services, Ltd.	139,195	846,322
Mahindra & Mahindra, Ltd., GDR (c)	83,114	822,829
Marico, Ltd.	118,582	593,381
Maruti Suzuki India, Ltd.	5,388	518,971
Motherson Sumi Systems, Ltd.	34,124	73,740
Nestle India, Ltd.	5,142	813,586
Piramal Enterprises, Ltd.	7,423	296,090
REC, Ltd.	21,156	46,694
Reliance Industries, Ltd. GDR (e)	150,444	6,032,804
Shree Cement, Ltd.	2,490	670,984
Shriram Transport Finance Co., Ltd.	33,980	626,576
State Bank of India (b)	35,308	163,479
Sun Pharmaceutical Industries, Ltd.	69,671	481,587
Tata Consultancy Services, Ltd.	63,010	1,820,627
Tata Motors, Ltd. ADR (a)(b)	47,598	597,831
Tata Power Co., Ltd.	410,527	437,342
Tech Mahindra, Ltd.	51,349	575,124
United Spirits, Ltd. (b)	64,254	513,754
Security Description	Shares	Value
UPL, Ltd.	35,580	$ 492,470
Vedanta, Ltd.	80,381	214,021
Vodafone Idea, Ltd. (b)	72,687	19,149
Yes Bank, Ltd.	161,452	641,147
Zee Entertainment Enterprises, Ltd.	107,532	691,527
		41,312,936
INDONESIA — 0.6%
Adaro Energy Tbk PT	473,000	44,676
Astra International Tbk PT	2,559,300	1,316,494
Bank Central Asia Tbk PT	832,900	1,623,102
Bank Danamon Indonesia Tbk PT	143,600	93,784
Bank Mandiri Persero Tbk PT	1,938,100	1,013,964
Bank Rakyat Indonesia Persero Tbk PT	8,462,700	2,448,478
Bumi Serpong Damai Tbk PT (b)	482,700	47,626
Charoen Pokphand Indonesia Tbk PT	1,902,700	855,146
Gudang Garam Tbk PT	117,000	683,595
Indah Kiat Pulp & Paper Corp. Tbk PT	195,800	118,250
Surya Citra Media Tbk PT	43,900	5,102
Telekomunikasi Indonesia Persero Tbk PT	6,244,100	1,732,036
United Tractors Tbk PT	63,500	120,623
		10,102,876
IRELAND — 0.4%
Bank of Ireland Group PLC	89,516	533,724
CRH PLC	86,824	2,695,607
James Hardie Industries PLC	113,248	1,459,285
Kerry Group PLC Class A	20,663	2,308,544
Paddy Power Betfair PLC	7,783	600,816
Smurfit Kappa Group PLC	4,420	123,480
		7,721,456
ISRAEL — 0.4%
Bank Hapoalim BM	271,545	1,797,905
Bank Leumi Le-Israel BM	261,990	1,711,542
Check Point Software Technologies, Ltd. (b)	7,532	952,723
Nice, Ltd. (b)	12,595	1,484,602
Teva Pharmaceutical Industries, Ltd. ADR (b)	89,696	1,406,433
		7,353,205
ITALY — 1.3%
Assicurazioni Generali SpA	111,273	2,061,557
Atlantia SpA	77,364	2,005,786
Enel SpA	635,219	4,068,410
Eni SpA	218,920	3,872,558
Ferrari NV	17,142	2,300,123
Intesa Sanpaolo SpA	1,145,966	2,793,529
Leonardo SpA	62,651	728,802

6

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	76,118	$ 791,615
Snam SpA	215,062	1,105,748
Telecom Italia SpA (a)(b)	1,567,389	975,712
UniCredit SpA	146,904	1,885,062
		22,588,902
JAPAN — 15.8%
Acom Co., Ltd. (a)	51,200	182,717
Aeon Co., Ltd.	70,900	1,483,849
AGC, Inc.	42,400	1,486,308
Aisin Seiki Co., Ltd.	44,500	1,590,075
Ajinomoto Co., Inc.	28,600	457,094
Alps Alpine Co., Ltd.	6,100	127,307
Asahi Group Holdings, Ltd.	69,900	3,113,403
Asahi Kasei Corp.	203,900	2,103,752
Astellas Pharma, Inc.	286,000	4,285,414
Bridgestone Corp.	71,300	2,748,031
Canon, Inc.	94,800	2,751,885
Central Japan Railway Co.	13,900	3,228,703
Chiba Bank, Ltd.	229,000	1,243,430
Chubu Electric Power Co., Inc.	95,000	1,483,557
Concordia Financial Group, Ltd. (a)	238,000	918,155
Credit Saison Co., Ltd. (a)	70,800	935,173
Dai-ichi Life Holdings, Inc.	68,500	951,827
Daiichi Sankyo Co., Ltd.	77,900	3,589,375
Daikin Industries, Ltd.	21,000	2,460,767
Daiwa Securities Group, Inc.	236,000	1,149,243
Denso Corp.	47,600	1,856,523
Dentsu, Inc.	2,200	92,921
East Japan Railway Co.	45,600	4,399,946
Eisai Co., Ltd.	23,800	1,335,948
Electric Power Development Co., Ltd.	23,800	579,706
FANUC Corp.	19,700	3,360,311
Fast Retailing Co., Ltd.	3,300	1,551,240
FUJIFILM Holdings Corp.	71,000	3,229,110
Fujitsu, Ltd.	23,800	1,717,187
Hitachi, Ltd.	95,000	3,076,975
Honda Motor Co., Ltd.	166,400	4,502,579
Hoya Corp.	47,600	3,143,230
Idemitsu Kosan Co., Ltd.	4,500	150,630
Inpex Corp.	94,400	900,205
ITOCHU Corp.	193,000	3,491,733
Japan Real Estate Investment Corp. REIT	277	1,634,196
Japan Retail Fund Investment Corp. REIT	899	1,808,803
Japan Tobacco, Inc.	95,100	2,358,490
JFE Holdings, Inc.	50,200	851,974
JSR Corp.	47,600	737,965
JXTG Holdings, Inc.	384,108	1,757,697
Kajima Corp.	104,500	1,542,693
Kamigumi Co., Ltd.	100,300	2,323,433
Kansai Electric Power Co., Inc.	118,400	1,745,754
Kao Corp.	45,500	3,583,765
Security Description	Shares	Value
KDDI Corp.	142,800	$ 3,077,002
Keikyu Corp. (a)	93,211	1,581,517
Keyence Corp.	6,700	4,174,902
Kintetsu Group Holdings Co., Ltd.	38,700	1,804,147
Kobe Steel, Ltd. (a)	47,600	357,371
Komatsu, Ltd.	106,500	2,473,309
Konica Minolta, Inc.	119,000	1,170,809
Kose Corp.	2,200	404,084
Kubota Corp.	144,200	2,083,823
Kyocera Corp.	46,600	2,736,595
LIXIL Group Corp.	47,300	631,607
Makita Corp.	36,700	1,278,208
Marubeni Corp.	237,000	1,638,027
Marui Group Co., Ltd. (a)	85,500	1,726,453
Mazda Motor Corp.	19,300	215,956
Mebuki Financial Group, Inc.	281,600	719,996
MEIJI Holdings Co., Ltd.	3,200	259,909
Mitsubishi Chemical Holdings Corp.	238,000	1,675,902
Mitsubishi Corp.	166,400	4,621,345
Mitsubishi Electric Corp.	237,000	3,045,873
Mitsubishi Estate Co., Ltd.	213,918	3,875,977
Mitsubishi Heavy Industries, Ltd.	38,700	1,607,649
Mitsubishi UFJ Financial Group, Inc.	991,600	4,927,316
Mitsui & Co., Ltd.	234,100	3,634,647
Mitsui Chemicals, Inc.	38,800	936,304
Mitsui Fudosan Co., Ltd.	29,700	746,626
Mizuho Financial Group, Inc.	1,373,500	2,125,677
MS&AD Insurance Group Holdings, Inc.	71,300	2,170,854
Murata Manufacturing Co., Ltd.	64,800	3,226,974
NEC Corp.	17,800	602,259
Nexon Co., Ltd. (b)	25,300	396,352
Nidec Corp.	28,700	3,636,604
Nintendo Co., Ltd.	7,300	2,081,474
Nippon Steel & Sumitomo Metal Corp.	76,900	1,357,570
Nippon Telegraph & Telephone Corp.	69,500	2,953,052
Nippon Yusen KK (a)	19,400	284,292
Nissan Motor Co., Ltd. (a)	237,700	1,950,392
Nitori Holdings Co., Ltd.	3,100	400,506
Nitto Denko Corp.	23,700	1,245,115
Nomura Holdings, Inc.	262,100	947,666
NTT Data Corp.	119,000	1,312,725
NTT DOCOMO, Inc.	145,300	3,218,168
Obayashi Corp.	171,000	1,721,046
Ono Pharmaceutical Co., Ltd.	28,800	564,369
Oriental Land Co., Ltd.	5,800	658,680
ORIX Corp.	189,900	2,727,073
Osaka Gas Co., Ltd.	92,200	1,819,260
Otsuka Holdings Co., Ltd.	13,700	538,296
Panasonic Corp.	239,200	2,062,110
Rakuten, Inc.	51,300	485,724

7

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Recruit Holdings Co., Ltd.	66,200	$ 1,890,574
Resona Holdings, Inc.	71,300	309,009
Rohm Co., Ltd.	21,300	1,327,822
Ryohin Keikaku Co., Ltd.	1,300	329,331
SBI Holdings, Inc. (a)	5,900	131,449
Secom Co., Ltd.	23,800	2,038,863
Seven & i Holdings Co., Ltd.	95,100	3,587,998
Sharp Corp. (a)	7,100	78,130
Shin-Etsu Chemical Co., Ltd.	40,400	3,387,198
Shionogi & Co., Ltd.	22,000	1,361,919
Shiseido Co., Ltd.	26,900	1,941,097
Shizuoka Bank, Ltd.	185,600	1,413,568
Showa Denko KK	5,100	179,238
SMC Corp.	2,100	787,939
SoftBank Group Corp.	74,600	7,241,966
Sompo Holdings, Inc.	65,800	2,436,178
Sony Corp.	118,600	4,977,160
Subaru Corp. (a)	27,500	626,722
Sumitomo Chemical Co., Ltd.	238,000	1,107,377
Sumitomo Corp.	118,900	1,644,630
Sumitomo Electric Industries, Ltd.	95,100	1,261,728
Sumitomo Mitsui Financial Group, Inc.	75,600	2,647,383
Sumitomo Mitsui Trust Holdings, Inc.	23,700	851,346
Suzuki Motor Corp.	15,100	668,201
Sysmex Corp.	9,400	568,153
T&D Holdings, Inc.	47,300	497,422
Takeda Pharmaceutical Co., Ltd.	136,599	5,579,474
TDK Corp.	23,800	1,864,263
Teijin, Ltd.	77,800	1,283,487
Terumo Corp.	107,600	3,285,793
Tohoku Electric Power Co., Inc.	47,700	608,505
Tokio Marine Holdings, Inc.	71,300	3,454,042
Tokyo Electric Power Co. Holdings, Inc. (b)	166,300	1,051,723
Tokyo Electron, Ltd. (a)	21,700	3,136,830
Tokyo Gas Co., Ltd.	74,600	2,017,573
Tokyu Corp.	125,000	2,182,997
Toppan Printing Co., Ltd.	119,000	1,796,531
Toray Industries, Inc.	238,000	1,520,009
Toshiba Corp.	38,400	1,222,930
Toyota Motor Corp.	205,400	12,038,034
Toyota Tsusho Corp.	71,300	2,322,234
West Japan Railway Co.	24,400	1,838,294
Yahoo! Japan Corp. (a)	309,100	756,797
Yakult Honsha Co., Ltd.	3,400	237,756
Yamada Denki Co., Ltd. (a)	143,100	705,901
Yamaha Corp.	31,200	1,558,802
Yamaha Motor Co., Ltd.	71,400	1,400,455
ZOZO, Inc. (a)	18,900	356,195
		271,425,697
LUXEMBOURG — 0.1%
ArcelorMittal	46,639	945,672
Security Description	Shares	Value
SES SA	30,847	$ 480,236
		1,425,908
MACAU — 0.0% (g)
MGM China Holdings, Ltd. (a)	77,200	161,482
Wynn Macau, Ltd.	80,000	188,536
		350,018
MALAYSIA — 0.5%
AirAsia Group Bhd	663,600	432,376
Alliance Bank Malaysia Bhd	825,000	826,516
AMMB Holdings Bhd	266,300	297,447
British American Tobacco Malaysia Bhd	48,500	429,342
CIMB Group Holdings Bhd	541,955	683,667
Dialog Group Bhd	1,128,200	876,030
Gamuda Bhd	174,866	123,359
Genting Bhd	235,300	382,705
Genting Malaysia Bhd	590,300	462,697
Genting Plantations Bhd	263,100	683,126
Hong Leong Financial Group Bhd	45,439	213,477
IOI Properties Group Bhd	762,900	246,670
Malaysia Airports Holdings Bhd	195,500	346,704
Petronas Chemicals Group Bhd	21,700	48,689
PPB Group Bhd	170,440	764,840
RHB Capital Bhd	144,410	201,626
Tenaga Nasional Bhd	200,100	620,518
Westports Holdings Bhd	197,300	181,714
		7,821,503
MEXICO — 0.7%
America Movil SAB de CV Series L	3,428,971	2,453,621
Cemex SAB de CV Series CPO (a)(b)	2,025,637	947,159
Fomento Economico Mexicano SAB de CV	322,572	2,979,187
Fresnillo PLC	26,095	296,099
Grupo Financiero Banorte SAB de CV Series O	407,376	2,216,495
Grupo Mexico SAB de CV Class B	279,906	769,985
Grupo Televisa SAB Series CPO	390,047	864,447
Industrias Penoles SAB de CV	20,149	251,978
Kimberly-Clark de Mexico SAB de CV Class A	392,881	667,174
Wal-Mart de Mexico SAB de CV	372,631	997,397
		12,443,542
NETHERLANDS — 3.3%
Akzo Nobel NV	25,454	2,257,615
ASML Holding NV	37,419	7,025,062
Gemalto NV (b)	1,704	97,542
Heineken NV	30,371	3,208,323
ING Groep NV	293,877	3,558,502
Koninklijke Ahold Delhaize NV	164,042	4,370,015

8

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Koninklijke DSM NV	27,699	$ 3,021,853
Koninklijke KPN NV (a)	572,658	1,817,143
Koninklijke Philips NV	120,110	4,897,641
NXP Semiconductors NV	24,397	2,156,451
Royal Dutch Shell PLC Class A	370,118	11,639,886
Royal Dutch Shell PLC Class B	330,544	10,457,772
Wolters Kluwer NV	44,049	3,002,247
		57,510,052
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (a)(b)	69,250	675,840
Meridian Energy, Ltd.	277,804	792,899
Spark New Zealand, Ltd.	203,053	526,232
		1,994,971
NORWAY — 0.5%
DNB ASA	128,848	2,375,988
Equinor ASA	109,132	2,393,235
Norsk Hydro ASA	181,639	737,178
Telenor ASA	92,765	1,860,341
Yara International ASA	23,730	972,171
		8,338,913
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	23,349	403,471
Credicorp, Ltd.	8,974	2,153,311
		2,556,782
PHILIPPINES — 0.3%
Alliance Global Group, Inc.	737,200	226,874
Ayala Land, Inc.	645,300	551,780
BDO Unibank, Inc.	49,077	125,052
DMCI Holdings, Inc.	1,747,850	399,433
Globe Telecom, Inc.	3,475	128,253
GT Capital Holdings, Inc.	10,008	177,537
JG Summit Holdings, Inc.	308,220	372,728
Jollibee Foods Corp.	132,500	799,895
Megaworld Corp.	2,114,300	233,535
Metro Pacific Investments Corp.	4,585,700	423,551
PLDT, Inc. ADR	19,612	424,992
SM Prime Holdings, Inc.	685,200	520,653
Universal Robina Corp.	78,020	225,843
		4,610,126
POLAND — 0.2%
Alior Bank SA (b)	45,311	706,165
Bank Millennium SA (b)	158,472	369,535
CCC SA	9,454	530,668
CD Projekt SA (b)	8,259	430,846
LPP SA	48	104,229
Orange Polska SA (b)	114,571	153,305
Polski Koncern Naftowy ORLEN SA	22,076	562,229
Powszechna Kasa Oszczednosci Bank Polski SA	59,837	602,139
Santander Bank Polska SA	4,511	448,294
		3,907,410
Security Description	Shares	Value
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	202,107	$ 795,410
Jeronimo Martins SGPS SA	25,605	378,070
		1,173,480
QATAR — 0.2%
Commercial Bank PQSC	34,299	423,468
Ezdan Holding Group QSC (b)	97,359	264,740
Qatar Electricity & Water Co. QSC	12,725	602,181
Qatar National Bank QPSC	29,610	1,467,996
		2,758,385
ROMANIA — 0.0% (g)
NEPI Rockcastle PLC	30,563	257,368
RUSSIA — 0.9%
Gazprom PJSC ADR	560,060	2,528,111
LUKOIL PJSC ADR	62,672	5,603,504
Magnit PJSC GDR	10,087	142,227
MMC Norilsk Nickel PJSC ADR	47,287	994,209
Mobile TeleSystems PJSC ADR	111,852	845,601
Sberbank of Russia PJSC ADR	142,482	1,889,311
Surgutneftegas PJSC ADR	155,946	959,068
Tatneft PJSC ADR	45,286	3,133,791
		16,095,822
SINGAPORE — 1.0%
CapitaLand, Ltd.	475,000	1,279,993
DBS Group Holdings, Ltd.	258,258	4,810,520
Singapore Exchange, Ltd.	475,000	2,563,492
Singapore Press Holdings, Ltd. (a)	713,300	1,269,142
Singapore Telecommunications, Ltd.	1,160,800	2,588,125
United Overseas Bank, Ltd.	241,929	4,499,219
Venture Corp., Ltd.	5,700	75,495
		17,085,986
SOUTH AFRICA — 1.5%
Anglo American Platinum, Ltd.	8,849	451,708
AngloGold Ashanti, Ltd. (a)	49,831	662,018
Aspen Pharmacare Holdings, Ltd.	29,812	192,211
Bid Corp., Ltd.	27,732	573,053
Bidvest Group, Ltd.	33,786	453,330
Capitec Bank Holdings, Ltd. (a)	6,153	575,989
Discovery, Ltd.	91,099	864,165
Exxaro Resources, Ltd.	25,035	285,308
FirstRand, Ltd.	386,415	1,687,003
Fortress REIT, Ltd. Class B, (a)	404,175	302,124
Foschini Group, Ltd.	36,962	417,773
Gold Fields, Ltd.	91,381	337,611
Mr. Price Group, Ltd.	37,423	491,802
MTN Group, Ltd. (a)	150,305	923,639
MultiChoice Group, Ltd. (b)	39,493	330,540
Naspers, Ltd. Class N	38,998	9,010,786
Nedbank Group, Ltd.	18,732	326,340

9

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Old Mutual, Ltd.	693,088	$ 1,017,826
PSG Group, Ltd.	19,453	352,741
Rand Merchant Investment Holdings, Ltd.	43,631	101,444
Remgro, Ltd.	46,357	595,517
Resilient REIT, Ltd.	59,179	224,467
Sanlam, Ltd.	285,327	1,459,355
Sasol, Ltd.	52,134	1,626,787
Standard Bank Group, Ltd.	156,494	2,010,047
Truworths International, Ltd.	69,204	332,985
Woolworths Holdings, Ltd.	74,268	239,367
		25,845,936
SOUTH KOREA — 3.6%
Amorepacific Corp.	714	118,570
Amorepacific Corp. Preference Shares	2,687	253,290
AMOREPACIFIC Group	622	38,139
BGF retail Co., Ltd.	981	188,837
Celltrion Healthcare Co., Ltd. (b)	1,770	104,163
Celltrion Pharm, Inc. (b)	459	22,402
Celltrion, Inc. (b)	8,932	1,424,273
CJ CheilJedang Corp.	3,006	855,377
CJ Corp.	990	108,585
Coway Co., Ltd.	4,006	333,510
E-MART, Inc.	3,496	529,744
Hana Financial Group, Inc.	46,358	1,486,593
Hanmi Pharm Co., Ltd.	558	224,163
Hanmi Science Co., Ltd.	2,350	160,241
HDC Hyundai Development Co-Engineering & Construction	8,239	368,000
HLB, Inc. (b)	3,728	262,743
Hotel Shilla Co., Ltd.	4,335	364,337
Hyundai Department Store Co., Ltd.	5,897	524,709
Hyundai Engineering & Construction Co., Ltd.	3,592	168,983
Hyundai Heavy Industries Co., Ltd. (b)	6,026	631,745
Hyundai Heavy Industries Holdings Co., Ltd.	1,044	306,274
Hyundai Mobis Co., Ltd.	8,194	1,505,109
Hyundai Motor Co.	18,121	1,907,726
Hyundai Steel Co.	8,342	329,976
KB Financial Group, Inc.	59,617	2,198,019
Kia Motors Corp.	35,986	1,120,699
Korea Aerospace Industries, Ltd.	5,694	177,326
Korea Electric Power Corp. ADR (a)(b)	57,631	749,779
Korea Zinc Co., Ltd.	3,130	1,282,222
KT Corp. ADR (b)	47,052	585,327
KT&G Corp.	17,405	1,587,012
LG Chem, Ltd.	1,902	613,278
LG Chem, Ltd. Preference Shares	719	131,752
Security Description	Shares	Value
LG Electronics, Inc.	19,544	$ 1,293,062
LG Household & Health Care, Ltd.	1,716	2,142,165
Lotte Chemical Corp.	3,460	885,499
NAVER Corp.	18,000	1,966,347
NCSoft Corp.	3,007	1,313,956
Pearl Abyss Corp. (b)	990	146,525
POSCO ADR	34,393	1,898,838
Samsung Biologics Co., Ltd. (b)(e)	713	200,690
Samsung C&T Corp.	5,702	537,498
Samsung Electro-Mechanics Co., Ltd. (a)	3,515	323,599
Samsung Electronics Co., Ltd. GDR	17,816	17,477,496
Samsung Electronics Co., Ltd. Preference Shares	34,250	1,093,791
Samsung Fire & Marine Insurance Co., Ltd.	6,087	1,614,119
Samsung Heavy Industries Co., Ltd. (b)	41,174	299,619
Samsung SDI Co., Ltd.	3,161	597,335
Samsung SDS Co., Ltd.	2,251	466,025
Samsung Securities Co., Ltd.	33,898	994,453
Shinhan Financial Group Co., Ltd.	52,935	1,958,656
SillaJen, Inc. (a)(b)	4,835	273,888
SK Holdings Co., Ltd.	5,499	1,310,439
SK Hynix, Inc.	47,995	3,137,370
SK Innovation Co., Ltd.	7,886	1,247,059
SK Telecom Co., Ltd. ADR	23,336	571,499
ViroMed Co., Ltd. (b)	1,021	251,675
		62,664,506
SPAIN — 2.0%
ACS Actividades de Construccion y Servicios SA	50,384	2,215,425
Aena SME SA (e)	1,191	214,639
Amadeus IT Group SA	29,202	2,341,168
Banco Bilbao Vizcaya Argentaria SA	547,893	3,133,222
Banco de Sabadell SA	285,305	284,411
Banco Santander SA	1,371,223	6,381,194
CaixaBank SA	83,492	260,997
Ferrovial SA	97,161	2,277,950
Iberdrola SA	643,571	5,655,331
Industria de Diseno Textil SA	112,642	3,313,777
Mapfre SA	272,998	752,852
Naturgy Energy Group SA	39,925	1,117,606
Repsol SA	131,482	2,252,903
Telefonica SA	427,560	3,585,760
		33,787,235
SWEDEN — 1.5%
Assa Abloy AB Class B	131,978	2,855,755
Atlas Copco AB Class B	103,592	2,569,892
Epiroc AB Class B (b)	103,592	994,004
Essity AB Class B	6,586	190,366

10

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hennes & Mauritz AB Class B (a)	88,219	$ 1,474,232
Husqvarna AB Class B (a)	146,351	1,198,225
Sandvik AB	128,967	2,099,557
Securitas AB Class B	77,770	1,259,791
Skandinaviska Enskilda Banken AB Class A (a)	139,180	1,207,638
Skanska AB Class B (a)	77,540	1,411,977
SKF AB Class B (a)	63,486	1,056,811
Svenska Handelsbanken AB Class A (a)	170,914	1,807,668
Swedbank AB Class A (a)	84,775	1,200,521
Tele2 AB Class B	92,976	1,241,478
Telefonaktiebolaget LM Ericsson Class B (a)	326,094	3,003,132
Telia Co. AB	188,133	850,881
Volvo AB Class B	133,828	2,077,694
		26,499,622
SWITZERLAND — 6.4%
ABB, Ltd.	227,229	4,268,957
Adecco Group AG	19,246	1,026,556
Cie Financiere Richemont SA	48,730	3,549,427
Coca-Cola HBC AG	15,389	524,377
Credit Suisse Group AG	159,370	1,857,103
Ferguson PLC	22,517	1,433,004
Geberit AG	5,231	2,137,782
Givaudan SA	1,394	3,560,936
Glencore PLC	990,868	4,105,214
Julius Baer Group, Ltd.	14,909	602,258
Kuehne + Nagel International AG	11,164	1,531,281
LafargeHolcim, Ltd.	31,696	1,565,545
Lonza Group AG	5,211	1,615,781
Nestle SA	280,128	26,693,591
Novartis AG	207,571	19,962,999
Roche Holding AG	61,730	17,005,347
SGS SA	951	2,366,280
Sika AG	11,109	1,551,623
Sonova Holding AG	2,827	559,212
STMicroelectronics NV	35,676	527,374
Swatch Group AG	5,446	1,558,500
Swiss Re AG	32,516	3,176,179
Temenos AG	5,423	799,374
UBS Group AG	312,689	3,789,694
Zurich Insurance Group AG	15,163	5,018,300
		110,786,694
TAIWAN — 2.8%
Acer, Inc.	484,000	310,151
Advantech Co., Ltd.	33,599	279,079
Airtac International Group	14,000	181,243
ASE Technology Holding Co., Ltd.	215,000	470,872
Asustek Computer, Inc.	11,000	79,590
AU Optronics Corp. ADR (a)	318,144	1,158,044
Catcher Technology Co., Ltd.	43,000	330,657
Security Description	Shares	Value
Cathay Financial Holding Co., Ltd.	279,000	$ 406,906
Chicony Electronics Co., Ltd.	217,443	505,854
China Airlines, Ltd.	1,234,000	394,778
China Development Financial Holding Corp.	548,000	183,138
China Life Insurance Co., Ltd.	259,493	220,170
Chunghwa Telecom Co., Ltd. ADR (a)	85,206	3,029,073
Compal Electronics, Inc.	287,000	178,325
CTBC Financial Holding Co., Ltd.	723,558	480,095
Delta Electronics, Inc.	183,785	948,129
E.Sun Financial Holding Co., Ltd.	1,067,184	822,362
Eclat Textile Co., Ltd.	18,650	251,123
Eva Airways Corp.	717,348	351,453
Feng TAY Enterprise Co., Ltd.	41,036	290,256
Formosa Plastics Corp.	436,000	1,549,034
Foxconn Technology Co., Ltd.	24,240	48,369
Fubon Financial Holding Co., Ltd.	460,000	686,556
Giant Manufacturing Co., Ltd.	88,000	628,153
Globalwafers Co., Ltd.	28,000	275,271
Highwealth Construction Corp.	481,400	793,469
Hiwin Technologies Corp.	23,869	201,358
Hon Hai Precision Industry Co., Ltd. GDR	833,474	4,023,179
Hotai Motor Co., Ltd.	7,000	85,738
Innolux Corp.	397,000	128,810
Largan Precision Co., Ltd.	7,000	1,044,759
MediaTek, Inc.	157,000	1,439,058
Mega Financial Holding Co., Ltd.	25,948	23,616
Micro-Star International Co., Ltd.	79,000	221,719
Pegatron Corp.	48,000	83,010
Phison Electronics Corp.	40,000	391,947
Pou Chen Corp.	195,000	237,577
Powertech Technology, Inc.	212,000	500,758
President Chain Store Corp.	35,000	344,657
Ruentex Development Co., Ltd.	70,913	107,219
Standard Foods Corp.	280,822	471,977
TaiMed Biologics, Inc. (b)	44,000	239,840
Taishin Financial Holding Co., Ltd.	1,045,411	476,567
Taiwan Business Bank	2,595,859	1,010,701
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	432,410	17,711,514
Uni-President Enterprises Corp.	470,000	1,140,669
United Microelectronics Corp. ADR (a)	888,688	1,670,733
Walsin Technology Corp.	28,000	181,697
Win Semiconductors Corp.	42,000	296,394
Yageo Corp.	21,169	221,852

11

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Zhen Ding Technology Holding, Ltd.	166,000	$ 515,443
		47,622,942
THAILAND — 0.6%
Bangkok Bank PCL	238,276	1,621,794
Bumrungrad Hospital PCL	93,900	531,119
Central Pattana PCL	284,600	656,907
CP ALL PCL NVDR	428,800	1,010,014
Delta Electronics Thailand PCL	142,100	317,917
Energy Absolute PCL	48,300	73,055
Indorama Ventures PCL	173,200	271,520
IRPC PCL	6,060,100	1,088,469
Kasikornbank PCL	112,200	664,679
Minor International PCL	291,100	353,154
PTT PCL	1,373,220	2,066,213
Siam Commercial Bank PCL NVDR	139,000	578,163
Thai Union Group PCL Class F	335,300	203,917
TMB Bank PCL	2,417,600	155,409
		9,592,330
TURKEY — 0.1%
Akbank T.A.S. (b)	787,557	881,011
Turkiye Garanti Bankasi A/S	458,921	677,464
Turkiye Is Bankasi A/S Class C	637,786	620,898
		2,179,373
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	154,073	397,651
DP World PLC	12,073	193,168
Emaar Malls PJSC	766,116	362,920
Emaar Properties PJSC	173,589	221,175
Emirates Telecommunications Group Co. PJSC	17,137	77,914
First Abu Dhabi Bank PJSC	129,968	539,956
		1,792,784
UNITED KINGDOM — 10.5%
3i Group PLC	200,203	2,569,093
Anglo American PLC (a)	124,547	3,332,646
Associated British Foods PLC	14,340	455,745
AstraZeneca PLC	106,656	8,526,309
Auto Trader Group PLC (e)	77,868	529,246
Aviva PLC	347,212	1,865,841
BAE Systems PLC	297,544	1,870,336
Barclays PLC	1,443,895	2,910,255
Barratt Developments PLC	53,543	418,057
Berkeley Group Holdings PLC	4,714	226,600
BP PLC	1,786,915	13,004,340
British American Tobacco PLC	196,422	8,174,972
British Land Co. PLC REIT	259,030	1,988,047
BT Group PLC	675,723	1,963,077
Burberry Group PLC	63,513	1,617,557
Centrica PLC	781,369	1,162,742
Security Description	Shares	Value
CNH Industrial NV	80,176	$ 815,992
Compass Group PLC	196,078	4,610,489
Diageo PLC	211,894	8,664,287
Experian PLC	91,114	2,468,316
Fiat Chrysler Automobiles NV (b)	119,077	1,774,541
G4S PLC	140,695	336,416
GlaxoSmithKline PLC	410,976	8,551,223
Hammerson PLC REIT	181,305	793,326
HSBC Holdings PLC	1,765,300	14,337,614
Imperial Brands PLC	109,244	3,735,987
InterContinental Hotels Group PLC	15,292	919,596
ITV PLC	63,858	105,760
J Sainsbury PLC	239,510	735,605
John Wood Group PLC	32,561	215,283
Land Securities Group PLC REIT	120,646	1,435,936
Legal & General Group PLC	108,613	389,627
Lloyds Banking Group PLC	4,847,962	3,925,470
Marks & Spencer Group PLC	200,767	729,629
Micro Focus International PLC	28,892	751,637
National Grid PLC	441,371	4,893,195
Next PLC	20,341	1,478,999
Pearson PLC	107,941	1,176,137
Persimmon PLC	17,510	495,116
Prudential PLC	164,497	3,295,599
Reckitt Benckiser Group PLC	56,036	4,659,992
RELX PLC (c)	157,160	3,361,585
RELX PLC (c)	101,222	2,165,168
Rio Tinto PLC	107,175	6,229,984
Rio Tinto, Ltd.	33,444	2,326,042
Rolls-Royce Holdings PLC	175,988	2,071,229
Royal Bank of Scotland Group PLC	264,018	849,751
RSA Insurance Group PLC	111,632	738,657
Sage Group PLC	217,013	1,982,846
Segro PLC REIT	110,683	971,215
Severn Trent PLC	70,988	1,827,819
Smith & Nephew PLC	149,633	2,969,535
Smiths Group PLC	35,854	670,426
SSE PLC	165,321	2,557,054
Standard Chartered PLC	244,995	1,887,671
Standard Life Aberdeen PLC	272,454	937,079
Taylor Wimpey PLC	212,202	485,137
Tesco PLC	875,100	2,646,635
Unilever NV	151,538	8,810,596
Unilever PLC	123,676	7,082,809
United Utilities Group PLC	105,186	1,116,238
Vodafone Group PLC	2,472,512	4,504,087
Whitbread PLC	15,386	1,018,075
WPP PLC	128,084	1,353,225
		180,473,498
TOTAL COMMON STOCKS (Cost $1,706,988,692)		1,709,145,014

12

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (g)
SOUTH KOREA — 0.0% (g)
CJ Corp. (b) (d) (cost $4,714)	144	$ 4,651
RIGHTS — 0.0% (g)
INDIA — 0.0% (g)
Vodafone Idea, Ltd. (expiring 4/24/19) (b) (d) (cost: $49,549)	166,414	13,813
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (h) (i)	101,301	101,301
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	39,241,247	39,241,247
TOTAL SHORT-TERM INVESTMENTS (Cost $39,342,548)		39,342,548
TOTAL INVESTMENTS — 101.5% (Cost $1,746,385,503)		1,748,506,026
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(25,872,723)
NET ASSETS — 100.0%		$ 1,722,633,303
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $607,523, representing less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2019.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

13

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,702,838,275	$6,306,739	$ 0(a)	$1,709,145,014
Preferred Stocks	—	4,651	—	4,651
Rights	—	13,813	—	13,813
Short-Term Investments	39,342,548	—	—	39,342,548
TOTAL INVESTMENTS	$1,742,180,823	$6,325,203	$ 0	$1,748,506,026
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2019.
14

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,847	$ 48,847	$ 73,297,033	$ 73,244,579	$—	$—	101,301	$ 101,301	$ 28,873	$—
State Street Navigator Securities Lending Government Money Market Portfolio	24,362,815	24,362,815	169,784,885	154,906,453	—	—	39,241,247	39,241,247	143,418	—
Total		$24,411,662	$243,081,918	$228,151,032	$—	$—		$39,342,548	$172,291	$—
15	SARCWI

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BRAZIL — 8.0%
AES Tiete Energia SA	47,481	$ 135,182
Aliansce Shopping Centers SA	97,336	499,473
Alliar Medicos A Frente SA (a)	20,400	76,113
Alpargatas SA	137,367	542,874
Alupar Investimento SA	63,999	381,853
Anima Holding SA	82,722	397,487
Arezzo Industria e Comercio SA	47,259	606,934
Banco ABC Brasil SA Preference Shares	89,306	437,156
Banco ABC Brasil SA (a)	3,093	15,140
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	127,032	789,605
Banco Inter SA Preference Shares (b)	27,556	374,640
BK Brasil Operacao e Assessoria a Restaurantes SA	85,020	483,026
BR Malls Participacoes SA	648,760	2,095,463
BR Properties SA	96,850	221,488
BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,200	48,747
Camil Alimentos SA	43,800	76,645
Cia de Locacao das Americas	45,988	460,743
Cia de Saneamento de Minas Gerais-COPASA	53,137	833,846
Cia de Saneamento do Parana Preference Shares	175,178	625,684
Cia de Saneamento do Parana	21,600	415,993
Cia Energetica de Sao Paulo Class B, Preference Shares	121,041	750,811
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	72,353	403,624
Cia Hering	123,335	947,268
Cia Paranaense de Energia	73,605	607,118
Construtora Tenda SA	52,016	225,616
Cosan Logistica SA (a)	82,223	321,142
Cosan, Ltd. Class A	102,796	1,191,406
CVC Brasil Operadora e Agencia de Viagens SA	107,302	1,509,568
Cyrela Brazil Realty SA Empreendimentos e Participacoes	165,656	692,557
Direcional Engenharia SA	180,398	401,894
Dommo Energia SA (a)	909,266	184,577
Duratex SA	178,742	503,841
EcoRodovias Infraestrutura e Logistica SA	142,901	352,139
EDP - Energias do Brasil SA	195,320	852,207
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (a)	5,600	49,644
Eneva SA (a)	139,622	663,722
Estacio Participacoes SA	221,018	1,510,671
Even Construtora e Incorporadora SA (a)	74,258	114,487
Security Description	Shares	Value
Ez Tec Empreendimentos e Participacoes SA	82,055	$ 565,068
Fleury SA	106,530	558,422
Gafisa SA (a)	54,899	120,471
Grendene SA	146,026	314,438
Guararapes Confeccoes SA	7,998	295,941
Iguatemi Empresa de Shopping Centers SA	43,874	438,774
Instituto Hermes Pardini SA	53,590	279,538
International Meal Co. Alimentacao SA Class A	30,200	50,363
Iochpe Maxion SA	108,832	599,853
Light SA	75,842	400,481
Linx SA	95,939	912,132
LOG Commercial Properties e Participacoes SA (a)	18,691	81,551
Mahle-Metal Leve SA	37,945	236,931
Marcopolo SA Preference Shares	503,722	504,796
Marfrig Global Foods SA (a)	214,382	329,420
Metalurgica Gerdau SA Preference Shares	491,455	897,871
Minerva SA (a)	42,186	76,205
Movida Participacoes SA	126,396	352,390
MRV Engenharia e Participacoes SA	256,610	922,469
Multiplus SA	34,792	239,951
Nexa Resources SA	25,155	313,180
Odontoprev SA	153,156	645,414
Oi SA Preference Shares (a)	804,219	312,041
Oi SA (a)	3,160,372	1,234,362
Omega Geracao SA	52,242	261,767
Paranapanema SA (a)	195,100	73,193
QGEP Participacoes SA	106,274	417,810
Qualicorp Consultoria e Corretora de Seguros SA	152,304	613,646
Randon SA Implementos e Participacoes Preference Shares	216,817	540,413
Santos Brasil Participacoes SA	166,028	171,075
Sao Martinho SA	102,391	482,527
Ser Educacional SA (b)	58,858	307,924
SLC Agricola SA	40,707	429,486
Smiles Fidelidade SA	41,490	508,537
Sonae Sierra Brasil SA	4,700	34,661
Tegma Gestao Logistica SA	49,228	333,693
TOTVS SA	91,080	922,104
Transmissora Alianca de Energia Eletrica SA	220,188	1,403,156
Tupy SA	36,248	168,773
Unipar Carbocloro SA Preference Shares	26,512	259,895
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	78,804	390,406
Via Varejo SA	290,386	314,883
Vulcabras Azaleia SA (a)	143,532	248,951

16

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Wiz Solucoes e Corretagem de Seguros SA	94,926	$ 207,331
		39,572,677
CHILE — 1.4%
Besalco SA	128,680	119,135
CAP SA	62,694	744,432
Engie Energia Chile SA	159,755	307,431
Inversiones Aguas Metropolitanas SA	515,833	788,370
Inversiones La Construccion SA	47,413	824,410
Ripley Corp. SA	1,012,845	826,426
Salfacorp SA	450,665	613,046
SMU SA (a)	2,158,486	561,481
Sociedad Matriz SAAM SA	6,301,203	629,588
SONDA SA	224,372	337,972
Vina Concha y Toro SA	615,693	1,282,552
		7,034,843
CHINA — 13.5%
21Vianet Group, Inc. ADR (a)	65,918	523,389
361 Degrees International, Ltd. (c)	992,000	188,292
500.com, Ltd. Class A, ADR (a)(c)	23,267	324,807
51 Credit Card, Inc. (a)	405,500	294,441
7Road Holdings, Ltd.	356,000	65,758
AK Medical Holdings, Ltd. (b)	234,000	128,775
Anhui Expressway Co., Ltd. Class H	284,000	187,043
Anton Oilfield Services Group (a)	1,456,000	229,994
Ascletis Pharma, Inc. (a)(b)	225,000	184,874
Asia Cement China Holdings Corp.	187,500	184,635
Ausnutria Dairy Corp., Ltd.	391,000	522,001
Beijing Capital Land, Ltd. Class H	1,216,400	464,869
Beijing Enterprises Clean Energy Group, Ltd. (a)	13,443,885	222,639
Beijing Jingneng Clean Energy Co., Ltd. Class H	592,000	126,696
BEST, Inc. ADR (a)(c)	113,046	591,231
Bestway Global Holding, Inc. (b)	50,000	21,019
Bitauto Holdings, Ltd. ADR (a)(c)	24,133	384,197
Boshiwa International Holding, Ltd. (a)(c)(d)	1,843,000	—
Boyaa Interactive International, Ltd. (a)	356,000	72,561
Bright Scholar Education Holdings, Ltd. ADR (a)(c)	19,372	200,306
C&D International Investment Group, Ltd.	31,000	35,700
CAR, Inc. (a)(c)	225,000	194,046
Central China Real Estate, Ltd.	428,000	209,367
CGN Meiya Power Holdings Co., Ltd. (a)(b)	1,882,000	285,299
Changyou.com, Ltd. ADR	16,628	284,339
Chaowei Power Holdings, Ltd.	769,000	290,948
Cheetah Mobile, Inc. ADR (a)(c)	40,116	257,545
China Aerospace International Holdings, Ltd. (c)	2,376,000	172,526
Security Description	Shares	Value
China Aircraft Leasing Group Holdings, Ltd.	534,500	$ 627,105
China Animal Healthcare, Ltd. (a)(c)(d)	1,059,700	—
China BlueChemical, Ltd. Class H	1,946,000	632,144
China Customer Relations Centers, Inc. (a)(c)	16,192	191,227
China Datang Corp. Renewable Power Co., Ltd. Class H	1,405,000	166,453
China Distance Education Holdings, Ltd. ADR (a)	39,083	264,592
China Dongxiang Group Co., Ltd.	4,415,000	641,163
China Electronics Huada Technology Co., Ltd.	1,202,000	119,435
China Electronics Optics Valley Union Holding Co., Ltd.	1,520,000	83,262
China Everbright Greentech, Ltd. (b)(c)	288,000	228,567
China Fangda Group Co., Ltd. Class B	458,050	250,908
China Foods, Ltd.	766,000	302,499
China Fordoo Holdings, Ltd. (a)	15,000	14,140
China Forestry Holdings Co., Ltd. (a)(c)(d)	1,642,000	—
China Harmony New Energy Auto Holding, Ltd. (c)	733,500	274,714
China Hongxing Sports, Ltd. (c)(d)	4,053,000	—
China Huiyuan Juice Group, Ltd. (a)(d)	1,494,400	288,411
China Lesso Group Holdings, Ltd.	401,000	259,502
China Lilang, Ltd.	626,000	706,547
China Logistics Property Holdings Co., Ltd. (a)(b)	1,259,000	437,846
China Maple Leaf Educational Systems, Ltd. (c)	1,366,000	657,772
China Meidong Auto Holdings, Ltd.	364,000	176,669
China Metal Resources Utilization, Ltd. (a)(b)	356,000	179,588
China Modern Dairy Holdings, Ltd. (a)(c)	2,484,000	411,366
China New Higher Education Group, Ltd. (b)(c)	332,000	162,406
China Nuclear Energy Technology Corp., Ltd. (a)	1,240,000	77,402
China Overseas Grand Oceans Group, Ltd.	1,150,000	625,545
China Overseas Property Holdings, Ltd. (c)	1,736,232	833,839
China Pioneer Pharma Holdings, Ltd. (a)	483,000	62,144
China Power Clean Energy Development Co., Ltd.	525,000	345,098
China Rare Earth Holdings, Ltd. (a)	1,856,400	82,770
China Resources Medical Holdings Co., Ltd.	633,500	455,154

17

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
China SCE Property Holdings, Ltd.	2,369,800	$ 1,234,719
China Shengmu Organic Milk, Ltd. (a)(b)(c)	1,519,000	77,402
China Shineway Pharmaceutical Group, Ltd.	359,000	359,460
China Silver Group, Ltd. (a)	1,026,000	99,333
China South City Holdings, Ltd.	1,014,000	162,758
China Suntien Green Energy Corp., Ltd. Class H	1,633,000	497,184
China Tian Lun Gas Holdings, Ltd.	193,500	222,095
China Travel International Investment Hong Kong, Ltd.	3,506,000	893,254
China Unienergy Group, Ltd. (a)	102,000	141,372
China Xinhua Education Group, Ltd. (a)(b)	531,000	173,844
China Yongda Automobiles Services Holdings, Ltd. (c)	820,500	650,133
China Yuhua Education Corp., Ltd. (b)	618,000	253,500
China ZhengTong Auto Services Holdings, Ltd.	605,500	336,305
Chinasoft International, Ltd. (c)	1,898,000	1,172,657
Chlitina Holding, Ltd.	68,678	656,241
Chong Sing Holdings FinTech Group (a)(c)	9,388,000	77,736
CIMC Enric Holdings, Ltd.	324,000	332,257
CITIC Resources Holdings, Ltd. (c)	3,405,000	316,645
CITIC Telecom International Holdings, Ltd.	1,925,000	865,642
COFCO Meat Holdings, Ltd. (a)(c)	279,000	101,294
Colour Life Services Group Co., Ltd. (c)	528,000	383,391
Consun Pharmaceutical Group, Ltd.	520,600	381,997
Coolpad Group, Ltd. (a)(d)	2,353,600	—
Cosmo Lady China Holdings Co., Ltd. (b)	360,000	104,103
CPMC Holdings, Ltd.	539,000	216,288
Crystal International Group, Ltd. (b)	372,500	195,504
CSG Holding Co., Ltd. Class B	91,200	35,435
CSSC Offshore and Marine Engineering Group Co., Ltd. Class H (a)(c)	208,000	227,609
CT Environmental Group, Ltd. (c)	3,217,900	139,375
Dah Chong Hong Holdings, Ltd.	1,236,000	445,593
Daqo New Energy Corp. ADR (a)(c)	8,379	276,758
Dazhong Transportation Group Co., Ltd. Class B	116,600	62,731
Dongjiang Environmental Co., Ltd. Class H	153,600	177,668
Dongyue Group, Ltd.	539,000	374,213
Security Description	Shares	Value
Eastern Communications Co., Ltd. Class B	246,074	$ 163,639
eHi Car Services, Ltd. ADR (a)(c)	19,266	226,568
E-House China Enterprise Holdings, Ltd. (a)(c)	106,500	164,974
Fang Holdings, Ltd. ADR (a)(c)	181,832	245,473
Fanhua, Inc. ADR (c)	40,776	1,070,778
FIH Mobile, Ltd. (a)(c)	1,907,000	211,350
FingerTango, Inc. (a)	446,000	93,746
First Tractor Co., Ltd. Class H (a)(c)	124,500	32,672
Foshan Electrical and Lighting Co., Ltd. Class B	173,580	82,921
Foxsemicon Integrated Technology, Inc.	86,050	383,896
Fu Shou Yuan International Group, Ltd.	1,420,000	1,302,429
Fufeng Group, Ltd. (c)	1,158,600	608,084
Genertec Universal Medical Group Co., Ltd. (b)(c)	931,900	847,619
Golden Eagle Retail Group, Ltd.	170,000	201,403
Goodbaby International Holdings, Ltd. (c)	927,000	269,245
Grand Baoxin Auto Group, Ltd. (c)	905,101	312,464
Greatview Aseptic Packaging Co., Ltd.	1,000,048	610,224
Green Seal Holding, Ltd.	25,000	29,972
GreenTree Hospitality Group, Ltd. ADR (c)	15,138	209,359
Guorui Properties, Ltd.	1,125,000	229,301
Guotai Junan International Holdings, Ltd. (c)	1,620,000	328,129
Haichang Ocean Park Holdings, Ltd. (a)(b)	784,000	175,777
Hailiang Education Group, Inc. ADR (a)(c)	2,539	98,031
Harbin Electric Co., Ltd. Class H (c)	710,000	374,448
Hengxing Gold Holding Co., Ltd.	212,000	207,140
Hisense Home Appliances Group Co., Ltd. Class H	200,000	281,276
HNA Holding Group Co., Ltd. (a)	3,934,000	68,156
Hollysys Automation Technologies, Ltd.	48,391	1,013,308
Honghua Group, Ltd. (a)(c)	2,617,000	233,365
Hope Education Group Co., Ltd. (a)(b)	1,116,000	167,756
Huadian Energy Co., Ltd. Class B (a)	345,900	88,550
Huadian Fuxin Energy Corp., Ltd. Class H	976,000	216,338
Huami Corp. ADR (a)	4,000	52,360
Huangshan Tourism Development Co., Ltd. Class B	432,161	555,759
Huifu Payment, Ltd. (a)(b)	122,400	60,811
Ideanomics, Inc. (a)(c)	38,278	74,259
Inke, Ltd. (a)	534,000	132,651

18

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	136,900	$ 124,990
Jiangnan Group, Ltd. (a)	504,000	27,608
Jiangxi Bank Co., Ltd. Class H (a)(c)	198,000	162,941
Jianpu Technology, Inc. ADR (a)(c)	3,700	18,537
Jinchuan Group International Resources Co., Ltd. (a)(c)	2,311,000	220,798
Jingrui Holdings, Ltd.	472,000	155,130
JinkoSolar Holding Co., Ltd. ADR (a)(c)	24,384	438,912
JNBY Design, Ltd.	114,000	229,163
Joy City Property, Ltd.	1,610,000	223,556
Jumei International Holding, Ltd. ADR (a)(c)	48,952	115,527
Jupai Holdings, Ltd. ADR (c)	15,103	55,428
Kama Co., Ltd. Class B (a)	270,800	173,312
Kandi Technologies Group, Inc. (a)(c)	46,358	260,068
Kangda International Environmental Co., Ltd. (b)	807,200	120,310
Kasen International Holdings, Ltd.	370,000	248,396
Konka Group Co., Ltd. Class B	374,000	139,596
Landsea Green Group Co., Ltd.	200,000	26,497
Launch Tech Co., Ltd. Class H (c)	171,500	154,023
LexinFintech Holdings, Ltd. ADR (a)(c)	35,882	376,761
Leyou Technologies Holdings, Ltd. (a)(c)	1,429,200	398,722
Lifetech Scientific Corp. (a)(c)	2,430,000	520,054
LongiTech Smart Energy Holding, Ltd. (a)	575,000	52,739
Lonking Holdings, Ltd.	2,369,000	766,535
Luoyang Glass Co., Ltd. Class H (a)	448,000	150,666
Luthai Textile Co., Ltd. Class B	40,500	48,239
LVGEM China Real Estate Investment Co., Ltd.	382,000	109,978
Maoye International Holdings, Ltd.	1,573,000	124,238
Microport Scientific Corp. (c)	240,000	225,632
Nanfang Communication Holdings, Ltd. (c)	64,000	37,503
Nanjing Sample Technology Co., Ltd. Class H	95,000	96,816
National Agricultural Holdings, Ltd. (a)(c)(d)	396,000	15,008
On-Bright Electronics, Inc.	34,000	209,601
Ozner Water International Holding, Ltd. (b)(c)	1,285,000	202,982
Parkson Retail Group, Ltd.	2,765,500	221,946
Poly Culture Group Corp., Ltd. Class H	163,300	228,829
Poly Property Group Co., Ltd.	2,057,000	801,842
Powerlong Real Estate Holdings, Ltd.	1,316,000	689,018
PPDAI Group, Inc. ADR (a)(c)	40,117	151,642
Security Description	Shares	Value
PW Medtech Group, Ltd. (a)	2,431,000	$ 371,620
Q Technology Group Co., Ltd. (c)	269,000	228,223
Qeeka Home Cayman, Inc. (a)(b)	142,000	66,026
Qudian, Inc. ADR (a)(c)	39,057	197,628
Real Gold Mining, Ltd. (a)(c)(d)	251,500	—
Redsun Properties Group, Ltd. (a)	364,000	125,662
Renhe Commercial Holdings Co., Ltd. (a)(c)	10,328,000	355,233
Risecomm Group Holdings, Ltd. (a)	237,500	35,398
Ronshine China Holdings, Ltd. (a)(c)	299,000	474,594
Sany Heavy Equipment International Holdings Co., Ltd. (a)	171,000	73,411
Shandong Airlines Co., Ltd. Class B	225,100	344,964
Shang Gong Group Co., Ltd. Class B (a)	257,000	190,180
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	446,200	315,017
Shanghai Diesel Engine Co., Ltd. Class B	387,760	247,003
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	154,000	242,478
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	478,000	429,898
Shanghai Haixin Group Co. Class B	657,908	331,586
Shanghai Haohai Biological Technology Co., Ltd. Class H (b)	7,800	49,235
Shanghai Highly Group Co., Ltd. Class B	269,900	231,034
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,052,000	284,109
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	115,600	124,617
Shanghai Jinjiang International Travel Co., Ltd. Class B	99,400	190,848
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	93,939	119,490
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (a)	49,200	30,061
Shanghai Potevio Co., Ltd. Class B (a)(d)	79,800	16,040
Shanghai Shibei Hi-Tech Co., Ltd. Class B	463,400	246,065
Sheng Ye Capital, Ltd. (a)(c)	186,000	177,471
Shenzhen SEG Co., Ltd. Class B	150,300	57,823
Shougang Concord International Enterprises Co., Ltd. (a)	11,916,000	478,161
Shougang Fushan Resources Group, Ltd.	3,058,000	701,202
Shui On Land, Ltd.	1,051,000	259,739

19

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Sichuan Expressway Co., Ltd. Class H	1,610,000	$ 529,150
Silergy Corp. (c)	65,000	970,133
Silver Grant International Industries, Ltd. (a)	722,000	146,240
Sinofert Holdings, Ltd. (a)(c)	1,536,000	191,757
Sinopec Kantons Holdings, Ltd.	1,076,000	489,343
Sinosoft Technology Group, Ltd.	714,200	242,921
Sinovac Biotech, Ltd. (a)(c)(e)	67,578	437,230
Skyfame Realty Holdings, Ltd.	1,624,000	233,775
Sohu.com, Ltd. ADR (a)(c)	31,836	527,841
Springland International Holdings, Ltd.	1,331,000	272,984
Sun King Power Electronics Group (c)	1,059,000	178,075
Suncity Group Holdings, Ltd. (a)	780,000	186,804
Sunshine 100 China Holdings, Ltd. (a)(b)	455,000	89,841
Tarena International, Inc. ADR (c)	41,116	223,260
Tian Ge Interactive Holdings, Ltd. (b)	727,000	288,950
Tiangong International Co., Ltd. (c)	1,680,000	393,786
Tianjin Development Holdings, Ltd.	804,000	286,779
Tianjin Port Development Holdings, Ltd.	3,994,000	457,914
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	371,800	340,197
Tianli Education International Holdings, Ltd. (a)	691,000	191,016
Tianneng Power International, Ltd.	734,000	660,137
Tong Ren Tang Technologies Co., Ltd. Class H (c)	740,000	993,586
Tongfang Kontafarma Holdings, Ltd. (a)	1,959,553	62,407
Tsaker Chemical Group, Ltd. (b)	57,000	24,833
Tuniu Corp. ADR (a)(c)	93,564	449,107
Uxin, Ltd. ADR (a)(c)	25,100	95,129
Virscend Education Co., Ltd. (b)	1,018,000	472,044
West China Cement, Ltd.	2,568,000	340,221
Wisdom Education International Holdings Co., Ltd.	340,000	165,020
Wise Talent Information Technology Co., Ltd. (a)	68,800	202,896
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)(c)	149,500	260,532
Xiamen International Port Co., Ltd. Class H	2,018,000	285,350
Xi'an Haitiantian Holdings Co., Ltd. (a)	230,000	80,867
Xingda International Holdings, Ltd.	602,000	189,420
Xinhua Winshare Publishing and Media Co., Ltd. Class H	131,000	101,964
Xtep International Holdings, Ltd.	471,500	336,959
Xunlei, Ltd. ADR (a)	20,792	76,099
Yadea Group Holdings, Ltd. (b)(c)	596,000	211,069
Security Description	Shares	Value
Yintech Investment Holdings, Ltd. ADR (c)	4,500	$ 28,350
Yirendai, Ltd. ADR (c)	9,737	132,034
Zai Lab, Ltd. ADR (a)	14,836	437,810
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	220,600	106,788
Zhou Hei Ya International Holdings Co., Ltd. (b)(c)	312,000	165,739
		67,149,008
COLOMBIA — 0.1%
Avianca Holdings SA Preference Shares	184,332	96,926
Celsia SA ESP	241,327	335,610
Cemex Latam Holdings SA (a)	139,010	209,465
		642,001
CZECH REPUBLIC — 0.4%
Moneta Money Bank A/S (b)	388,389	1,340,504
Philip Morris CR A/S	619	425,136
		1,765,640
EGYPT — 0.9%
Alexandria Mineral Oils Co.	62,994	21,664
Egypt Kuwait Holding Co. SAE	597,457	940,397
Egyptian Financial Group-Hermes Holding Co. (a)	510,900	489,674
Emaar Misr for Development SAE (a)	203,020	41,237
Ezz Steel Co SAE (a)	391,030	408,179
Ghabbour Auto (a)	73,774	21,072
Global Telecom Holding SAE (a)	1,546,704	404,303
Heliopolis Housing	94,680	131,667
Ibnsina Pharma SAE (a)	169,516	124,325
Juhayna Food Industries	485,672	377,776
Medinet Nasr Housing (a)	514,857	209,448
Orascom Investment Holding (a)	2,912,994	111,275
Palm Hills Developments SAE (a)	858,094	135,671
Pioneers Holding for Financial Investments SAE (a)	155,371	62,758
Qalaa Holdings SAE (a)	467,352	108,411
Sidi Kerir Petrochemicals Co.	126,671	124,040
Six of October Development & Investment (a)	435,870	411,473
Talaat Moustafa Group	406,899	263,205
Telecom Egypt Co.	150,000	125,851
		4,512,426
GREECE — 1.4%
Aegean Airlines SA	44,063	409,168
Diana Shipping, Inc. (a)	56,308	158,789
DryShips, Inc. (c)	15,874	73,338
Ellaktor SA (a)	91,341	166,151
Eurobank Ergasias SA (a)	1,152,798	919,038
FF Group (a)(d)	24,815	66,872
Fourlis Holdings SA	30,621	173,633

20

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
GEK Terna Holding Real Estate Construction SA (a)	42,415	$ 234,318
Grivalia Properties REIC AE	44,479	537,389
Hellenic Exchanges - Athens Stock Exchange SA	77,137	371,571
Holding Co. ADMIE IPTO SA	130,245	252,420
Mytilineos Holdings SA	93,424	945,159
National Bank of Greece SA (a)	383,284	669,656
Piraeus Bank SA (a)	231,812	317,033
Public Power Corp. SA (a)	121,639	211,839
Star Bulk Carriers Corp. (a)	69,942	460,218
StealthGas, Inc. (a)	69,887	244,605
Titan Cement Co. SA	19,686	425,731
Tsakos Energy Navigation, Ltd.	105,758	327,850
		6,964,778
HONG KONG — 2.7%
Agritrade Resources, Ltd. (c)	1,565,000	259,174
AGTech Holdings, Ltd. (a)	2,216,000	143,970
Ajisen China Holdings, Ltd.	651,000	185,764
Anxin-China Holdings, Ltd. (a)(d)	2,248,000	—
Asia Television Holdings, Ltd. (a)	1,656,000	51,474
Beijing Enterprises Medical & Health Group, Ltd. (a)	2,279,600	66,791
Bosideng International Holdings, Ltd.	2,118,000	518,036
Camsing International Holding, Ltd. (c)	280,000	283,925
Carnival Group International Holdings, Ltd. (a)(c)	4,040,000	24,189
China Animation Characters Co., Ltd. (c)	1,042,000	319,903
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	2,098,400	64,423
China High Precision Automation Group, Ltd. (a)(d)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (c)	600,000	519,749
China Lumena New Materials Corp. (a)(c)(d)	4,181,298	—
China Metal Recycling Holdings, Ltd. (a)(c)(d)	693,675	—
China Minsheng Financial Holding Corp., Ltd. (a)(c)	7,750,000	176,721
China NT Pharma Group Co., Ltd.	896,900	79,979
China Oil & Gas Group, Ltd.	4,788,000	311,070
China Water Affairs Group, Ltd. (c)	484,000	505,583
Comba Telecom Systems Holdings, Ltd. (a)(c)	1,072,575	250,041
Concord New Energy Group, Ltd.	8,220,000	434,563
Dawnrays Pharmaceutical Holdings, Ltd.	1,381,000	258,609
Digital China Holdings, Ltd. (a)	924,000	493,196
EPI Holdings, Ltd. (a)	540,000	8,530
Essex Bio-technology, Ltd.	234,000	190,778
GCL-Poly Energy Holdings, Ltd. (a)(c)	8,007,000	561,004
Security Description	Shares	Value
Glorious Property Holdings, Ltd. (a)	1,892,000	$ 96,408
Golden Meditech Holdings, Ltd. (a)(c)	660,000	67,262
Ground International Development, Ltd. (a)	1,450,000	58,185
Hi Sun Technology China, Ltd. (a)	1,761,000	300,606
Huabao International Holdings, Ltd.	1,364,000	691,561
Huayi Tencent Entertainment Co., Ltd. (a)	3,000,000	77,198
IMAX China Holding, Inc. (b)	71,600	178,043
Imperial Pacific International Holdings, Ltd. (a)(c)	9,040,000	66,793
Ju Teng International Holdings, Ltd.	975,500	277,118
Lifestyle China Group, Ltd. (a)(c)	383,500	138,256
NetDragon Websoft Holdings, Ltd. (c)	254,500	639,334
NewOcean Energy Holdings, Ltd. (a)(c)	1,624,000	463,412
Pou Sheng International Holdings, Ltd.	2,175,000	471,022
Qianhai Health Holdings, Ltd.	1	—
Sansheng Holdings Group Co., Ltd. (a)	20,000	32,612
Seaspan Corp. (c)	75,927	660,565
Shenwan Hongyuan HK, Ltd.	490,000	132,956
Sino Haijing Holdings, Ltd. (a)(c)	2,780,000	16,291
Skyworth Digital Holdings, Ltd.	1,800,000	612,233
Solartech International Holdings, Ltd. (a)	1,440,000	18,161
Tech Pro Technology Development, Ltd. (a)(d)	6,035,100	26,139
Tibet Water Resources, Ltd. (a)	1,946,000	604,875
United Laboratories International Holdings, Ltd. (c)	942,500	557,099
VCredit Holdings, Ltd. (a)(b)	53,800	68,398
Wasion Holdings, Ltd.	767,000	401,578
Yuexiu Transport Infrastructure, Ltd.	1,144,549	931,683
		13,295,260
HUNGARY — 0.2%
Magyar Telekom Telecommunications PLC	556,482	897,549
INDIA — 11.1%
Aarti Industries, Ltd.	11,390	259,393
Adani Green Energy, Ltd. (a)	204,787	109,821
Adani Power, Ltd. (a)	660,791	459,764
Aegis Logistics, Ltd.	77,616	227,666
Ajanta Pharma, Ltd.	7,899	118,037
Alembic Pharmaceuticals, Ltd.	26,106	202,668
Andhra Bank (a)	92,942	37,633
Anveshan Heavy Engineering, Ltd. (a)	6,536	52,694
APL Apollo Tubes, Ltd.	7,875	163,906

21

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Arvind Fashions, Ltd. (a)	35,296	$ 531,516
Arvind, Ltd.	179,789	236,042
Asahi India Glass, Ltd.	40,825	152,781
Astral Poly Technik, Ltd.	14,691	246,402
Avanti Feeds, Ltd.	13,431	79,258
Bajaj Corp., Ltd. (a)	59,120	263,618
Bajaj Electricals, Ltd.	21,738	175,128
Balrampur Chini Mills, Ltd.	233,043	461,208
BASF India, Ltd.	5,955	127,271
Bata India, Ltd.	63,216	1,282,160
Birla Corp., Ltd.	18,423	139,459
Blue Dart Express, Ltd.	6,488	336,585
Blue Star, Ltd.	4,186	40,963
Bombay Dyeing & Manufacturing Co., Ltd.	48,055	93,613
Brigade Enterprises, Ltd.	11,563	41,829
Can Fin Homes, Ltd.	19,079	96,077
Carborundum Universal, Ltd.	8,492	50,302
CARE Ratings, Ltd.	20,887	298,373
CCL Products India, Ltd.	17,601	72,411
Ceat, Ltd.	33,431	540,446
Century Plyboards India, Ltd.	17,873	53,742
Century Textiles & Industries, Ltd.	14,443	194,540
Cera Sanitaryware, Ltd.	4,947	220,332
CESC, Ltd.	43,938	463,418
CG Power and Industrial Solutions, Ltd. (a)	544,211	335,443
Chennai Super Kings Cricket, Ltd. (a)(d)	418,560	—
Coffee Day Enterprises, Ltd. (a)(b)	7,365	30,762
Coromandel International, Ltd.	36,493	267,343
Cox & Kings Financial Service, Ltd. (a)(e)	20,674	20,923
Cox & Kings, Ltd.	63,229	127,645
CRISIL, Ltd.	8,832	186,329
Cyient, Ltd.	47,148	442,010
DB Corp., Ltd.	54,967	148,337
DCB Bank, Ltd.	106,804	315,594
DCM Shriram, Ltd.	18,154	108,492
Delta Corp., Ltd.	56,219	206,779
Dilip Buildcon, Ltd. (b)	31,103	288,020
Dish TV India, Ltd.	287,418	161,394
Dishman Carbogen Amcis, Ltd. (a)	9,424	28,343
Dr Lal PathLabs, Ltd. (b)	30,776	463,939
eClerx Services, Ltd.	17,468	289,385
EIH, Ltd.	60,840	180,873
Engineers India, Ltd.	103,052	174,493
Equitas Holdings, Ltd. (a)	29,931	59,149
Eris Lifesciences, Ltd. (a)(b)	16,547	154,041
Escorts, Ltd.	103,960	1,194,621
Essel Propack, Ltd.	49,180	82,813
Finolex Cables, Ltd.	23,740	162,933
Force Motors, Ltd.	10,613	260,449
Fortis Healthcare, Ltd. (a)	227,801	446,395
Future Consumer, Ltd. (a)	284,396	184,124
Security Description	Shares	Value
Future Lifestyle Fashions, Ltd.	17,765	$ 125,567
Gateway Distriparks, Ltd.	189,954	367,432
Gayatri Projects, Ltd. (a)	68,780	160,346
GE T&D India, Ltd.	88,048	350,921
GMR Infrastructure, Ltd. (a)	2,447,467	699,529
Godfrey Phillips India, Ltd.	23,987	401,347
Great Eastern Shipping Co. Ltd	42,727	175,719
Gujarat Alkalies & Chemicals, Ltd.	4,302	30,634
Gujarat Fluorochemicals, Ltd.	3,553	56,661
Gujarat Gas, Ltd.	46,995	100,469
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	9,652	42,628
Gujarat Pipavav Port, Ltd.	374,325	537,645
Gujarat State Petronet, Ltd.	46,555	128,156
GVK Power & Infrastructure, Ltd. (a)	196,798	21,732
Hathway Cable & Datacom, Ltd. (a)	205,848	86,024
Hexaware Technologies, Ltd.	139,188	693,780
Himachal Futuristic Communications, Ltd.	341,765	111,249
Himadri Speciality Chemical, Ltd.	37,337	62,682
Himatsingka Seide, Ltd.	46,394	145,795
Hindustan Construction Co., Ltd. (a)	206,923	44,805
Hindustan Copper, Ltd.	229,371	162,074
Housing Development & Infrastructure, Ltd. (a)	106,979	39,919
HSIL, Ltd.	3,677	13,296
ICICI Securities, Ltd. (b)	41,089	143,537
IDFC, Ltd.	872,633	586,374
IFB Industries, Ltd. (a)	10,245	144,628
IFCI, Ltd. (a)	298,615	59,486
India Cements, Ltd.	352,312	550,781
Indiabulls Integrated Services, Ltd.	16,171	71,710
Indiabulls Real Estate, Ltd. (a)	292,214	388,916
Inox Leisure, Ltd. (a)	52,404	249,179
Ipca Laboratories, Ltd.	66,813	946,956
IRB Infrastructure Developers, Ltd.	211,433	442,094
J Kumar Infraprojects, Ltd.	5,375	12,465
Jain Irrigation Systems, Ltd.	294,379	250,291
Jaiprakash Associates, Ltd. (a)	772,637	60,785
Jammu & Kashmir Bank, Ltd. (a)	434,016	336,437
Jet Airways India, Ltd. (a)	11,933	46,302
Jindal Saw, Ltd.	126,408	157,656
Jindal Stainless Hisar, Ltd. (a)	81,991	110,959
Jindal Stainless, Ltd. (a)	178,624	104,686
JK Cement, Ltd.	7,085	88,640
JM Financial, Ltd.	159,858	217,144
Johnson Controls-Hitachi Air Conditioning India, Ltd.	7,124	212,039
JSW Energy, Ltd. (a)	704,839	738,669
Jubilant Life Sciences, Ltd.	88,262	847,009
Just Dial, Ltd. (a)	40,233	350,467

22

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Jyothy Laboratories, Ltd.	103,746	$ 274,060
Kajaria Ceramics, Ltd.	102,817	875,447
Kalpataru Power Transmission, Ltd.	39,905	271,170
Karnataka Bank, Ltd.	110,245	212,692
Karur Vysya Bank, Ltd.	502,210	516,890
KEC International, Ltd.	23,610	102,159
KEI Industries, Ltd.	20,915	128,449
KPIT Technologies, Ltd. (a)	242,000	344,616
KPIT Technologies, Ltd. (a)(e)	242,000	273,143
KPR Mill, Ltd.	7,449	61,941
KRBL, Ltd.	43,656	212,025
Lakshmi Vilas Bankm, Ltd. (a)	29,412	30,144
Laurus Labs, Ltd. (b)	8,403	48,465
Lemon Tree Hotels, Ltd. (a)(b)	170,414	198,396
LUX Industries, Ltd.	2,941	58,300
Magma Fincorp, Ltd.	102,354	174,050
Mahanagar Gas, Ltd.	3,532	53,792
Maharashtra Scooters, Ltd.	742	38,006
Mahindra CIE Automotive, Ltd. (a)	113,693	384,858
Mahindra Holidays & Resorts India, Ltd.	52,092	180,057
Mahindra Lifespace Developers, Ltd.	26,954	140,246
MakeMyTrip, Ltd. (a)(c)	39,261	1,083,604
Manappuram Finance, Ltd.	544,359	984,600
Marksans Pharma, Ltd.	554,556	199,728
Max Financial Services, Ltd. (a)	84,572	531,299
McLeod Russel India, Ltd.	124,222	153,764
Merck, Ltd.	1,138	60,667
Minda Industries, Ltd.	49,696	234,150
Monsanto India, Ltd.	6,817	255,754
Motilal Oswal Financial Services, Ltd.	20,982	182,364
Multi Commodity Exchange of India, Ltd.	15,119	176,037
Natco Pharma, Ltd.	83,946	694,895
NBCC India, Ltd.	222,905	213,332
NCC, Ltd.	590,507	961,945
NIIT Technologies, Ltd.	15,244	291,754
Nilkamal, Ltd.	1,114	22,990
Omaxe, Ltd.	55,048	163,853
Oriental Bank of Commerce (a)	40,391	67,780
PC Jeweller, Ltd.	108,608	128,872
Persistent Systems, Ltd.	54,203	492,580
Phillips Carbon Black, Ltd.	9,355	23,828
Phoenix Mills, Ltd.	42,876	407,160
PI Industries, Ltd.	90,431	1,347,099
PNC Infratech, Ltd.	84,019	185,806
Prestige Estates Projects, Ltd.	120,491	439,699
Prism Johnson, Ltd.	116,000	160,165
PTC India, Ltd.	423,207	448,712
PVR, Ltd.	42,683	1,014,595
Quess Corp., Ltd. (a)(b)	32,105	346,076
Radico Khaitan, Ltd.	25,460	145,207
Rain Industries, Ltd.	49,435	72,930
Security Description	Shares	Value
Raymond, Ltd.	2,659	$ 31,148
Redington India, Ltd.	345,902	512,050
Relaxo Footwears, Ltd.	9,399	104,573
Reliance Capital, Ltd.	54,185	159,954
Reliance Communications, Ltd. (a)	1,082,851	64,869
Reliance Home Finance, Ltd.	117,974	48,961
Reliance Infrastructure, Ltd.	95,389	188,644
Reliance Power, Ltd. (a)	393,581	64,484
Repco Home Finance, Ltd.	34,170	228,967
RITES, Ltd.	5,771	21,655
Sadbhav Engineering, Ltd.	89,114	319,601
Satin Creditcare Network, Ltd. (a)	37,668	198,576
Schaeffler India, Ltd.	4,003	318,036
Sequent Scientific, Ltd. (a)	33,973	35,211
Shankara Building Products, Ltd.	10,124	59,940
Shilpa Medicare, Ltd.	4,095	20,160
Shipping Corp. of India, Ltd. (a)	261,544	142,712
Shoppers Stop, Ltd.	5,077	34,566
Shriram City Union Finance, Ltd.	10,195	272,289
Sintex Industries, Ltd.	447,403	54,573
Sintex Plastics Technology, Ltd. (a)	181,492	52,267
SKF India, Ltd.	25,320	747,337
Sobha, Ltd.	15,012	111,948
Solar Industries India, Ltd.	11,398	178,452
South Indian Bank, Ltd.	790,328	188,241
SpiceJet, Ltd. (a)	151,378	213,601
Srei Infrastructure Finance, Ltd.	235,542	101,153
SRF, Ltd.	7,173	248,816
Strides Pharma Science, Ltd.	66,923	456,361
Sun Pharma Advanced Research Co., Ltd. (a)	122,882	338,979
Sundram Fasteners, Ltd.	21,831	178,508
Suven Life Sciences, Ltd.	7,588	28,578
Suzlon Energy, Ltd. (a)	2,365,945	210,041
Swan Energy, Ltd.	14,434	22,398
Symphony, Ltd.	32,797	653,241
Syndicate Bank (a)	97,940	61,076
Syngene International, Ltd. (b)	25,738	221,174
Tata Elxsi, Ltd.	18,524	257,531
Tata Investment Corp., Ltd.	4,699	56,517
TeamLease Services, Ltd. (a)	6,124	267,507
Techno Electric & Enginreering Co., Ltd. (a)	12,637	50,074
Tejas Networks, Ltd. (a)(b)	38,762	95,038
Thermax, Ltd.	58,180	815,906
Thomas Cook India, Ltd.	54,103	200,558
TI Financial Holdings, Ltd.	24,398	171,305
Time Technoplast, Ltd.	102,609	151,969
Timken India, Ltd.	17,248	146,213
Torrent Power, Ltd.	179,017	665,419
Trident, Ltd.	185,029	191,506
Triveni Turbine, Ltd.	8,457	13,160
TTK Prestige, Ltd.	772	97,311
Tube Investments of India, Ltd.	12,025	66,517

23

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
TV18 Broadcast, Ltd. (a)	92,501	$ 47,402
Union Bank of India (a)	355,678	490,838
VA Tech Wabag, Ltd.	33,556	159,412
Vakrangee, Ltd.	387,729	281,527
Vardhman Textiles, Ltd.	14,133	221,997
Venky's India, Ltd.	1,531	50,109
V-Guard Industries, Ltd.	63,736	204,572
Vinati Organics, Ltd.	9,339	221,676
VIP Industries, Ltd.	22,820	159,221
V-Mart Retail, Ltd.	5,319	206,867
VRL Logistics, Ltd.	7,622	31,159
WABCO India, Ltd.	6,219	598,070
Welspun Corp., Ltd.	172,718	339,577
Welspun India, Ltd.	317,495	273,383
Westlife Development, Ltd. (a)	3,833	23,720
Wockhardt, Ltd. (a)	1,983	12,681
		55,357,338
INDONESIA — 3.4%
Ace Hardware Indonesia Tbk PT	5,052,200	631,525
Adhi Karya Persero Tbk PT	3,980,291	459,802
AKR Corporindo Tbk PT	2,017,600	668,755
Alam Sutera Realty Tbk PT (a)	19,296,000	420,067
Aneka Tambang Tbk	5,649,700	351,122
Astra Agro Lestari Tbk PT	277,900	219,061
Bank CIMB Niaga Tbk PT	3,198,300	236,953
Bank Pan Indonesia Tbk PT (a)	3,901,600	394,544
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,584,100	647,053
Bank Pembangunan Daerah Jawa Timur Tbk PT	5,927,300	270,558
Bank Permata Tbk PT (a)	274,800	19,105
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	1,766,700	274,186
Bumi Resources Tbk PT (a)	15,095,700	130,391
Bumi Serpong Damai Tbk PT (a)	7,342,200	724,424
Bumitama Agri, Ltd.	572,200	280,925
Ciputra Development Tbk PT	11,542,499	810,569
Delta Dunia Makmur Tbk PT (a)	6,006,600	240,433
Erajaya Swasembada Tbk PT	1,119,200	139,114
Global Mediacom Tbk PT	3,720,600	91,447
Hanson International Tbk PT (a)	23,955,800	171,593
Indika Energy Tbk PT	1,039,000	133,158
Indosat Tbk PT	104,400	18,329
Inti Agri Resources Tbk PT (a)	15,458,600	197,575
Japfa Comfeed Indonesia Tbk PT	4,576,700	564,053
Kresna Graha Investama Tbk PT (a)	8,088,400	343,643
Link Net Tbk PT	1,863,000	587,421
Lippo Karawaci Tbk PT	12,464,600	252,093
Matahari Department Store Tbk PT	1,885,400	541,523
Medco Energi Internasional Tbk PT (a)	6,520,166	407,510
Media Nusantara Citra Tbk PT	8,096,900	426,452
Mitra Adiperkasa Tbk PT	10,400,500	708,461
Security Description	Shares	Value
Mitra Keluarga Karyasehat Tbk PT (a)	3,953,300	$ 541,358
Nippon Indosari Corpindo Tbk PT	2,909,000	268,633
Pakuwon Jati Tbk PT	6,222,400	301,507
Pelayaran Tamarin Samudra Tbk PT (a)	400,700	128,877
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,572,900	333,976
Pool Advista Indonesia Tbk PT (a)	1,109,500	232,964
PP Persero Tbk PT	3,578,898	522,760
Ramayana Lestari Sentosa Tbk PT	2,055,600	256,950
Rimo International Lestari Tbk PT (a)	5,893,000	54,626
Royal Prima Tbk PT (a)	475,100	15,548
Sawit Sumbermas Sarana Tbk PT	2,734,800	204,534
Siloam International Hospitals Tbk PT (a)	358,443	95,652
Sitara Propertindo Tbk PT (a)	4,086,900	215,251
Summarecon Agung Tbk PT	8,978,200	592,662
Timah Persero Tbk PT	1,170,129	103,126
Tower Bersama Infrastructure Tbk PT	1,436,900	397,569
Trada Alam Minera Tbk PT (a)	6,874,200	60,342
Tunas Baru Lampung Tbk PT	977,700	57,673
Waskita Karya Persero Tbk PT	3,607,300	502,843
Wijaya Karya Persero Tbk PT	4,852,036	735,983
		16,984,679
LUXEMBOURG — 0.0% (f)
Biotoscana Investments SA (a)	74,626	161,843
MALAYSIA — 4.5%
Aeon Co. M Bhd	915,300	329,575
Alliance Bank Malaysia Bhd	639,500	640,675
Axis Real Estate Investment Trust	170,700	75,263
Berjaya Corp. Bhd (a)	1,821,767	120,484
Berjaya Sports Toto Bhd	1,136,958	673,959
Bermaz Auto Bhd (a)	844,660	467,589
Bumi Armada Bhd (a)	3,064,600	142,627
Bursa Malaysia Bhd	695,109	1,169,724
Cahya Mata Sarawak Bhd	572,000	467,968
Carlsberg Brewery Malaysia Bhd Class B	114,900	752,584
Datasonic Group Bhd	1,130,400	142,598
DRB-Hicom Bhd	999,100	464,982
Eastern & Oriental Bhd (a)	1,297,629	287,656
Eco World Development Group Bhd (a)	584,900	133,241
Econpile Holdings Bhd	864,800	106,975
Ekovest Bhd	1,110,800	134,684
FGV Holdings Bhd (a)	1,741,300	503,303
Gas Malaysia Bhd	557,200	388,982
Genting Plantations Bhd	213,500	554,342
George Kent Malaysia Bhd	509,100	142,161
Globetronics Technology Bhd	308,100	131,315
Heineken Malaysia Bhd	130,700	768,353
Hengyuan Refining Co. Bhd	64,300	91,823
Hibiscus Petroleum Bhd (a)	390,800	102,426

24

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
IGB Real Estate Investment Trust	1,086,800	$ 492,487
IJM Corp. Bhd	1,868,300	1,015,953
Inari Amertron Bhd	1,755,479	675,102
Karex Bhd	688,000	74,993
Kossan Rubber Industries	301,000	259,527
KPJ Healthcare Bhd	3,425,072	822,185
Lafarge Malaysia Bhd (a)	245,100	150,092
Magnum Bhd	1,287,000	750,290
Mah Sing Group Bhd	707,300	161,124
Malaysia Building Society Bhd	1,741,748	407,439
Malaysian Pacific Industries Bhd	71,600	175,383
Malaysian Resources Corp. Bhd	2,616,100	567,115
My EG Services Bhd	2,066,550	713,738
Padini Holdings Bhd	543,000	477,494
Pavilion Real Estate Investment Trust	1,059,500	472,331
Petron Malaysia Refining & Marketing Bhd	10,800	17,486
Pos Malaysia Bhd	671,900	301,182
PureCircle, Ltd. (a)	60,317	194,132
Sapura Energy Bhd (a)	2,933,300	240,699
Scientex Bhd	197,000	412,578
Serba Dinamik Holdings Bhd	196,700	181,643
SKP Resources Bhd	216,900	71,193
Sunway Real Estate Investment Trust	2,019,000	890,190
Supermax Corp. Bhd	521,000	187,598
TIME dotCom Bhd	239,400	510,173
Uchi Technologies Bhd	37,200	24,329
UEM Sunrise Bhd	1,122,800	225,523
UMW Holdings Bhd	356,600	500,507
Unisem M Bhd	112,000	72,701
UOA Development Bhd	1,509,500	794,960
Velesto Energy Bhd (a)	2,007,715	140,159
ViTrox Corp. Bhd	119,600	210,344
VS Industry Bhd	1,704,500	446,740
WCT Holdings Bhd	1,384,989	281,578
Yinson Holdings Bhd	687,600	774,761
YNH Property Bhd	94,400	27,517
		22,514,535
MEXICO — 2.1%
Axtel SAB de CV (a)	1,530,987	180,743
Bolsa Mexicana de Valores SAB de CV	554,302	1,147,610
Concentradora Fibra Hotelera Mexicana SA de CV REIT (b)	497,515	243,403
Concentradora Hipotecaria SAPI de CV REIT	559,763	480,766
Consorcio ARA SAB de CV (c)	1,447,718	368,693
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)(c)	725,685	617,660
Corp. Inmobiliaria Vesta SAB de CV	432,505	625,875
Credito Real SAB de CV SOFOM ER (c)	283,174	319,269
Security Description	Shares	Value
Genomma Lab Internacional SAB de CV Class B (a)(c)	663,137	$ 477,589
Gentera SAB de CV (c)	501,613	391,515
Grupo Aeromexico SAB de CV (a)(c)	177,939	187,869
Grupo GICSA SA de CV (a)	446,100	142,126
Hoteles City Express SAB de CV (a)(c)	359,644	384,535
Industrias CH SAB de CV Class B (a)(c)	72,611	321,776
Macquarie Mexico Real Estate Management SA de CV REIT (b)	705,612	764,997
Megacable Holdings SAB de CV	254,682	1,182,586
PLA Administradora Industrial S de RL de CV	797,788	1,233,029
Prologis Property Mexico SA de CV REIT	399,239	769,766
Qualitas Controladora SAB de CV	189,797	466,824
		10,306,631
MONACO — 0.3%
Costamare, Inc.	46,674	242,705
GasLog, Ltd.	56,323	983,399
		1,226,104
PAKISTAN — 1.1%
Bank Alfalah, Ltd.	194,150	64,928
Bank of Punjab	1,227,000	113,503
Cherat Cement Co., Ltd.	106,000	47,310
DG Khan Cement Co., Ltd.	693,100	420,587
Engro Corp., Ltd.	246,700	573,553
Engro Fertilizers, Ltd.	523,500	266,120
Fauji Cement Co., Ltd.	307,500	43,607
Fauji Fertilizer Bin Qasim, Ltd.	73,000	17,759
Fauji Fertilizer Co., Ltd.	299,500	222,279
Habib Bank, Ltd.	370,000	348,286
Hascol Petroleum, Ltd.	75,000	69,096
Hub Power Co. Ltd	439,000	228,717
International Industries, Ltd.	98,900	87,201
International Steels, Ltd.	221,900	100,947
K-Electric, Ltd. (a)	500,000	19,858
Kot Addu Power Co., Ltd.	173,500	55,804
Lucky Cement, Ltd.	158,700	482,854
Maple Leaf Cement Factory, Ltd.	593,900	158,022
Mari Petroleum Co., Ltd.	4,048	35,813
MCB Bank, Ltd.	223,300	311,795
Millat Tractors, Ltd.	12,340	78,472
National Bank of Pakistan (a)	163,000	46,393
National Refinery, Ltd.	16,200	19,365
Pak Elektron, Ltd.	171,500	28,256
Pakistan Oilfields, Ltd.	80,580	256,053
Pakistan State Oil Co., Ltd.	482,357	740,859
Searle Co., Ltd.	19,895	33,476
SUI Northern Gas Pipeline (a)	811,400	432,996
SUI Southern Gas Co., Ltd. (a)	159,000	24,683
TRG Pakistan (a)	250,000	40,959

25

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
United Bank, Ltd.	271,600	$ 269,246
		5,638,797
PERU — 0.2%
Ferreycorp SAA	1,543,849	1,148,586
PHILIPPINES — 1.2%
Cebu Air, Inc.	459,218	725,426
CEMEX Holdings Philippines, Inc. (a)(b)	1,662,105	82,931
Cirtek Holdings Philippines Corp.	269,200	150,467
Cosco Capital, Inc.	6,083,700	886,313
D&L Industries, Inc.	5,430,600	1,162,444
DoubleDragon Properties Corp. (a)	481,600	209,112
First Gen Corp.	1,606,700	667,036
First Philippine Holdings Corp.	381,870	576,332
Integrated Micro-Electronics, Inc.	789,800	188,012
MacroAsia Corp. (a)	186,810	79,691
Manila Water Co., Inc.	1,118,500	490,981
Megawide Construction Corp.	594,600	243,457
Melco Resorts And Entertainment Philippines Corp. (a)(e)	664,300	91,719
Nickel Asia Corp.	6,038,680	286,352
PXP Energy Corp. (a)	570,500	133,417
SM Prime Holdings, Inc.	1	1
Travellers International Hotel Group, Inc. (a)	333,000	35,767
		6,009,458
POLAND — 1.6%
11 bit studios SA (a)	1,749	181,111
Asseco Poland SA	95,541	1,293,368
Benefit Systems SA (a)	253	62,560
Boryszew SA (a)	93,250	110,669
Budimex SA	8,007	309,098
Ciech SA	53,492	748,554
Enea SA (a)	141,291	322,469
Energa SA (a)	202,448	455,711
EPP NV	175,434	237,095
Eurocash SA	92,721	529,164
Getin Noble Bank SA (a)	336,139	64,881
Grupa Azoty SA	45,464	488,573
Grupa Kety SA	9,138	768,680
KRUK SA	16,136	642,687
LC Corp. SA	298,851	208,128
Lubelski Wegiel Bogdanka SA (a)	11,315	140,336
Orange Polska SA (a)	245,206	328,105
PKP Cargo SA (a)	18,742	228,785
PLAY Communications SA (b)	57,187	352,026
PlayWay SA	4,228	199,057
Tauron Polska Energia SA (a)	651,540	343,967
		8,015,024
QATAR — 0.4%
Aamal Co.	28,963	78,995
Al Meera Consumer Goods Co. QSC	13,107	533,892
Security Description	Shares	Value
Gulf International Services QSC (a)	47,486	$ 202,817
Gulf Warehousing Co.	18,117	206,760
Medicare Group	18,598	338,680
Qatar First Bank (a)	295,335	340,701
United Development Co. QSC	60,429	231,210
		1,933,055
RUSSIA — 1.0%
Aeroflot PJSC	420,686	616,005
Etalon Group PLC GDR	122,311	218,937
Globaltrans Investment PLC GDR	115,031	1,223,930
LSR Group PJSC GDR	222,855	445,710
M. Video PJSC (a)	60,030	372,712
Mechel PJSC ADR (a)	49,800	98,604
QIWI PLC ADR (a)(c)	43,082	619,950
Ros Agro PLC GDR	46,056	530,565
Sistema PJSC FC GDR	155,658	437,710
TMK PJSC GDR	86,265	292,007
		4,856,130
SAUDI ARABIA — 0.0% (f)
Co. for Cooperative Insurance (a)	100	1,549
SINGAPORE — 0.2%
Asian Pay Television Trust	1,590,300	147,935
Aslan Pharmaceuticals, Ltd. (a)	86,000	74,642
Grindrod Shipping Holdings, Ltd. (a)	13,877	69,571
SIIC Environment Holdings, Ltd.	1,209,260	299,079
Silverlake Axis, Ltd.	980,100	390,737
SingAsia Holdings, Ltd. (a)	250,000	191,084
		1,173,048
SOUTH AFRICA — 6.6%
Adcock Ingram Holdings, Ltd.	160,273	683,491
Advtech, Ltd.	496,847	423,765
AECI, Ltd.	97,145	645,062
African Oxygen, Ltd.	92,557	154,355
African Rainbow Minerals, Ltd.	73,087	860,041
Alexander Forbes Group Holdings, Ltd.	899,646	313,788
Arrowhead Properties, Ltd. Class A, REIT	1,273,924	330,379
Ascendis Health, Ltd. (a)	112,336	27,186
Astral Foods, Ltd.	21,656	251,800
Attacq, Ltd.	524,878	522,285
Barloworld, Ltd.	131,556	1,158,541
Blue Label Telecoms, Ltd. (a)	458,774	119,296
Brait SE (a)(c)	206,360	343,426
Cashbuild, Ltd. (c)	13,437	230,608
City Lodge Hotels, Ltd.	22,544	186,824
Coronation Fund Managers, Ltd.	216,031	688,183
Curro Holdings, Ltd. (c)	205,294	337,809
DataTec, Ltd. (a)	296,255	682,848
Delta Property Fund, Ltd. REIT	292,658	35,514
Dis-Chem Pharmacies, Ltd. (b)(c)	382,959	643,698
Distell Group Holdings, Ltd. (c)	56,987	509,084

26

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Emira Property Fund, Ltd. REIT	691,218	$ 662,400
EOH Holdings, Ltd. (a)(c)	55,472	40,004
Equites Property Fund, Ltd. REIT	213,173	288,394
Famous Brands, Ltd. (a)	74,966	442,375
Grindrod, Ltd. (c)	544,467	288,822
Harmony Gold Mining Co., Ltd. (a)	304,625	571,175
Hosken Consolidated Investments, Ltd.	104,168	807,485
Hudaco Industries, Ltd.	19,650	177,148
Hyprop Investments, Ltd. REIT	132,658	648,330
Impala Platinum Holdings, Ltd. (a)(c)	534,098	2,259,165
Invicta Holdings, Ltd.	33,823	65,154
JSE, Ltd.	114,520	1,049,252
KAP Industrial Holdings, Ltd.	1,420,405	692,412
Lewis Group, Ltd.	59,792	128,944
Libstar Holdings, Ltd. (a)	379,220	211,156
Long4Life, Ltd.	590,265	187,460
Massmart Holdings, Ltd. (c)	58,096	320,266
Metair Investments, Ltd.	168,620	267,641
MMI Holdings, Ltd.	314,938	362,300
Montauk Holdings, Ltd.	1	3
Motus Holdings, Ltd. (c)	70,548	400,259
Mpact, Ltd.	249,317	422,696
Murray & Roberts Holdings, Ltd.	160,778	159,203
Nampak, Ltd. (a)	566,762	440,951
Net 1 UEPS Technologies, Inc. (a)(c)	68,618	246,339
Northam Platinum, Ltd. (a)	291,174	1,282,104
Omnia Holdings, Ltd. (c)	62,871	221,904
Pioneer Foods Group, Ltd.	78,670	437,066
PPC, Ltd. (a)	1,075,806	350,614
Raubex Group, Ltd.	140,666	196,252
Rebosis Property Fund, Ltd. REIT (c)	492,309	61,107
Resilient REIT, Ltd.	242,989	921,661
Reunert, Ltd.	205,339	1,010,943
Rhodes Food Group Pty, Ltd. (c)	110,150	125,646
Royal Bafokeng Platinum, Ltd. (a)(c)	122,997	281,453
SA Corporate Real Estate, Ltd. REIT (c)	2,968,788	749,338
Sibanye Gold, Ltd. (a)(c)	1,224,615	1,335,751
Stadio Holdings, Ltd. (a)(c)	186,175	45,184
Steinhoff International Holdings NV (a)(c)	3,350,665	436,803
Sun International, Ltd. (a)	121,063	457,263
Super Group, Ltd. (a)	435,209	1,004,334
Telkom SA SOC, Ltd.	130,338	659,045
Tongaat Hulett, Ltd.	104,857	156,763
Transaction Capital, Ltd. (c)	183,720	226,764
Trencor, Ltd.	110,849	205,230
Tsogo Sun Holdings, Ltd.	229,388	307,150
Vukile Property Fund, Ltd. REIT	724,974	1,005,425
Wilson Bayly Holmes-Ovcon, Ltd.	76,287	567,818
Security Description	Shares	Value
Zeder Investments, Ltd.	616,077	$ 176,007
		32,508,942
TAIWAN — 29.3%
AcBel Polytech, Inc.	910,000	615,613
Accton Technology Corp. (c)	430,341	1,738,371
A-DATA Technology Co., Ltd.	249,652	322,793
Adlink Technology, Inc.	175,625	245,313
Advanced Ceramic X Corp.	58,642	466,160
Advanced Lithium Electrochemistry Cayman Co., Ltd. (a)	91,000	45,617
Advanced Wireless Semiconductor Co.	34,000	59,571
AGV Products Corp. (a)	1,812,414	425,752
Airtac International Group	101,000	1,307,539
Alchip Technologies, Ltd.	56,000	135,183
Alpha Networks, Inc.	462,513	297,132
Altek Corp.	213,516	192,244
AmTRAN Technology Co., Ltd. (a)	940,717	360,165
Apex International Co., Ltd. (a)	39,000	55,487
Arcadyan Technology Corp.	210,172	635,552
Ardentec Corp.	104,000	96,170
Asia Optical Co., Inc.	210,540	672,187
Asia Pacific Telecom Co., Ltd. (a)	1,335,000	316,202
Asia Polymer Corp.	914,489	418,368
ASMedia Technology, Inc.	20,000	366,639
ASPEED Technology, Inc.	17,000	389,416
Aten International Co., Ltd.	215,000	664,801
AURAS Technology Co., Ltd.	24,000	96,948
Aurora Corp.	12,000	35,937
Bank of Kaohsiung Co., Ltd.	99,000	31,126
Basso Industry Corp.	110,800	207,432
BES Engineering Corp.	2,596,356	678,142
Brighton-Best International Taiwan, Inc.	180,000	208,206
Brogent Technologies, Inc.	6,000	32,511
Capital Securities Corp.	2,222,771	692,351
Career Technology MFG. Co., Ltd. (c)	399,060	412,390
Casetek Holdings, Ltd.	137,820	226,268
Cathay Real Estate Development Co., Ltd.	855,332	668,824
Center Laboratories, Inc.	246,507	665,446
Century Iron & Steel Industrial Co., Ltd.	82,000	196,882
Chang Wah Electromaterials, Inc.	76,419	390,519
Chang Wah Technology Co., Ltd.	5,000	44,775
Charoen Pokphand Enterprise	312,675	525,513
Chaun-Choung Technology Corp.	34,000	137,895
Cheng Loong Corp.	1,233,128	820,205
Cheng Mei Materials Technology Corp. (a)	93,000	35,455
Cheng Uei Precision Industry Co., Ltd.	400,915	509,916
Chia Hsin Cement Corp.	115,000	56,716

27

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Chicony Electronics Co., Ltd.	476,656	$ 1,108,880
Chilisin Electronics Corp.	133,455	388,841
China Airlines, Ltd.	746,000	238,658
China Bills Finance Corp.	969,394	460,785
China Chemical & Pharmaceutical Co., Ltd.	676,000	414,542
China General Plastics Corp.	85,000	62,604
China Man-Made Fiber Corp.	2,105,162	683,040
China Motor Corp.	789,000	729,596
China Petrochemical Development Corp. (a)	2,150,575	844,307
China Steel Chemical Corp.	175,000	763,696
Chin-Poon Industrial Co., Ltd.	310,000	383,219
Chipbond Technology Corp.	623,000	1,435,181
ChipMOS Techinologies, Inc.	278,875	237,067
Chong Hong Construction Co., Ltd.	266,275	777,559
Chunghwa Precision Test Tech Co., Ltd.	11,000	150,793
Cleanaway Co., Ltd.	29,000	162,781
Clevo Co.	527,265	501,253
CMC Magnetics Corp. (a)	1,259,788	287,760
Compeq Manufacturing Co., Ltd.	1,009,000	775,889
Concraft Holding Co., Ltd.	29,000	140,199
Coretronic Corp.	455,652	718,505
CSBC Corp. Taiwan (a)(c)	207,082	189,475
CTCI Corp.	670,000	1,043,461
Cub Elecparts, Inc.	60,900	578,956
CyberTAN Technology, Inc.	528,210	281,925
Darfon Electronics Corp.	130,000	215,117
Darwin Precisions Corp.	392,576	262,392
D-Link Corp. (a)	1,000,054	436,421
Dynapack International Technology Corp.	177,000	291,167
E Ink Holdings, Inc.	711,000	795,883
Egis Technology, Inc. (c)	49,000	376,795
Elan Microelectronics Corp.	314,029	901,723
Elite Advanced Laser Corp.	92,600	204,906
Elite Material Co., Ltd.	260,782	901,130
Elite Semiconductor Memory Technology, Inc.	310,674	318,027
eMemory Technology, Inc.	61,000	637,303
Ennoconn Corp.	40,371	348,427
Episil-Precision, Inc.	40,000	66,190
Epistar Corp.	928,572	747,184
Eternal Materials Co., Ltd.	1,113,805	885,392
Evergreen Marine Corp. Taiwan, Ltd.	1,261,340	489,058
Everlight Chemical Industrial Corp.	561,304	311,426
Everlight Electronics Co., Ltd.	632,503	641,317
Excelliance Mos Corp.	8,000	26,995
Excelsior Medical Co., Ltd. (c)	172,403	276,892
Far Eastern Department Stores, Ltd.	859,490	457,346
Far Eastern International Bank	3,452,314	1,254,552
Faraday Technology Corp.	276,385	399,505
Security Description	Shares	Value
Farglory Land Development Co., Ltd.	230,464	$ 280,411
Feng Hsin Steel Co., Ltd.	465,270	911,806
Firich Enterprises Co., Ltd.	206,575	282,846
FLEXium Interconnect, Inc.	275,099	828,318
FocalTech Systems Co., Ltd.	135,000	108,629
Formosa Taffeta Co., Ltd.	960,000	1,146,250
Formosan Rubber Group, Inc.	345,610	193,996
Fulgent Sun International Holding Co., Ltd.	31,000	67,692
Gamania Digital Entertainment Co., Ltd.	38,000	95,553
Gemtek Technology Corp.	453,234	338,229
Genius Electronic Optical Co., Ltd.	63,000	736,896
Getac Technology Corp.	241,000	401,921
Giant Manufacturing Co., Ltd.	210,000	1,499,002
Gigabyte Technology Co., Ltd. (c)	476,000	758,313
Gigastorage Corp. (a)	391,114	79,947
Ginko International Co., Ltd.	39,000	294,836
Global PMX Co., Ltd.	13,000	51,459
Global Unichip Corp.	87,669	584,545
Gloria Material Technology Corp.	566,909	389,951
Gold Circuit Electronics, Ltd. (a)	113,000	48,580
Goldsun Building Materials Co., Ltd.	1,824,041	506,604
Gourmet Master Co., Ltd.	81,644	543,048
Grand Pacific Petrochemical	859,000	667,512
Grape King Bio, Ltd.	110,000	710,242
Great Wall Enterprise Co., Ltd.	924,777	1,059,186
Hannstar Board Corp.	196,000	166,616
HannStar Display Corp.	2,264,599	501,113
HannsTouch Solution, Inc. (a)	631,511	219,243
Highwealth Construction Corp.	752,730	1,240,690
Himax Technologies, Inc. ADR (c)	104,066	331,971
HLJ Technology Co., Ltd. (a)	39,671	128,845
Ho Tung Chemical Corp.	1,621,351	350,358
Holtek Semiconductor, Inc.	64,000	151,587
Holy Stone Enterprise Co., Ltd.	104,000	391,428
Hota Industrial Manufacturing Co., Ltd. (c)	210,680	775,853
Hsin Kuang Steel Co., Ltd. (c)	144,000	152,548
HTC Corp. (a)(c)	557,000	721,992
Hu Lane Associate, Inc.	13,000	36,443
Huaku Development Co., Ltd.	310,260	744,934
Huang Hsiang Construction Corp.	306,484	272,967
Hung Sheng Construction, Ltd.	103,000	99,255
Ibase Technology, Inc.	356,817	453,829
Ichia Technologies, Inc. (a)	358,000	183,527
International CSRC Investment Holdings Co.	733,175	994,361
Iron Force Industrial Co., Ltd.	85,000	242,420
ITE Technology, Inc.	455,887	518,448
ITEQ Corp.	105,000	302,526
Jess-Link Products Co., Ltd.	197,230	192,939
Jih Sun Financial Holdings Co., Ltd.	1,894,995	584,721

28

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
KEE TAI Properties Co., Ltd.	1,008,076	$ 390,860
Kenda Rubber Industrial Co., Ltd.	683,247	655,082
Kerry TJ Logistics Co., Ltd.	231,000	276,191
King Slide Works Co., Ltd.	61,000	679,856
King Yuan Electronics Co., Ltd.	1,183,656	1,008,127
King's Town Bank Co., Ltd.	1,140,000	1,183,628
Kinpo Electronics	1,850,371	681,420
Kinsus Interconnect Technology Corp.	317,030	463,914
Kuoyang Construction Co., Ltd.	1,010,138	398,215
Lien Hwa Industrial Corp.	839,600	916,680
Lingsen Precision Industries, Ltd.	816,694	254,120
Lite-On Semiconductor Corp.	26,000	29,399
Long Bon International Co., Ltd.	73,000	37,186
Long Chen Paper Co., Ltd. (c)	629,000	347,965
Longwell Co.	232,000	370,351
Lotes Co., Ltd.	80,418	648,396
Lotus Pharmaceutical Co., Ltd. (a)	34,000	134,034
Lumax International Corp., Ltd.	180,322	415,986
Lung Yen Life Service Corp.	196,000	395,555
Machvision, Inc.	23,000	324,622
Macroblock, Inc.	9,000	31,099
Makalot Industrial Co., Ltd.	162,070	1,135,839
Medigen Biotechnology Corp. (a)	90,000	172,288
Mercuries & Associates Holding, Ltd.	633,096	368,718
Merida Industry Co., Ltd.	206,000	1,149,624
Merry Electronics Co., Ltd.	154,464	846,982
Microbio Co., Ltd. (a)	531,723	263,959
MIN AIK Technology Co., Ltd.	200,800	105,871
Mirle Automation Corp.	300,331	457,992
Mitac Holdings Corp.	848,939	869,033
Motech Industries, Inc. (a)	438,728	118,150
Nan Kang Rubber Tire Co., Ltd.	819,204	829,291
Nan Liu Enterprise Co., Ltd.	7,000	37,589
Nan Ya Printed Circuit Board Corp.	73,000	110,375
Nanoplus, Ltd.	30,532	23,478
Nantex Industry Co., Ltd.	710,504	761,901
Nichidenbo Corp.	82,000	155,909
OBI Pharma, Inc. (a)	120,000	658,004
OptoTech Corp.	304,000	234,260
Orient Semiconductor Electronics, Ltd. (a)	357,704	184,536
Oriental Union Chemical Corp.	708,500	599,985
Pan Jit International, Inc. (a)	240,000	207,524
Pan-International Industrial Corp.	511,539	389,208
Panion & BF Biotech, Inc.	51,000	183,676
Parade Technologies, Ltd.	64,000	1,073,571
PChome Online, Inc. (a)	86,670	365,572
PharmaEngine, Inc.	108,197	377,384
PharmaEssentia Corp. (a)	103,000	538,051
Pharmally International Holding Co., Ltd.	30,000	232,151
Phihong Technology Co., Ltd. (a)	89,000	30,176
Phison Electronics Corp.	93,000	911,277
Security Description	Shares	Value
Phytohealth Corp. (a)	468,511	$ 320,747
Pixart Imaging, Inc.	110,060	312,463
Polaris Group/Tw (a)	51,251	39,228
Posiflex Technology, Inc.	13,000	45,343
Poya International Co., Ltd.	46,300	547,569
President Securities Corp.	1,349,943	611,012
Primax Electronics, Ltd.	409,000	805,513
Prince Housing & Development Corp.	1,803,996	678,975
Promate Electronic Co., Ltd.	371,000	390,615
Prosperity Dielectrics Co., Ltd.	68,000	163,268
Qisda Corp.	1,448,641	928,300
Radiant Opto-Electronics Corp.	417,331	1,335,113
Radium Life Tech Co., Ltd. (a)	947,810	456,676
Rexon Industrial Corp., Ltd.	116,000	312,766
Ritek Corp. (a)	1,223,644	450,621
Roo Hsing Co., Ltd. (a)	79,000	37,295
Ruentex Development Co., Ltd.	482,800	729,984
Ruentex Industries, Ltd.	315,000	826,836
Samebest Co., Ltd.	6,000	27,839
Sampo Corp.	701,221	374,267
Sanyang Motor Co., Ltd.	820,945	538,054
ScinoPharm Taiwan, Ltd.	504,500	432,141
SDI Corp.	58,000	134,553
Senao International Co., Ltd.	168,911	199,215
Sercomm Corp.	237,000	519,054
Shin Zu Shing Co., Ltd.	74,000	262,909
Shinkong Insurance Co., Ltd.	401,841	508,486
Shinkong Synthetic Fibers Corp.	2,264,796	1,025,094
ShunSin Technology Holding, Ltd.	5,000	18,981
Shuttle, Inc. (a)(c)	73,000	31,502
Sigurd Microelectronics Corp.	751,694	734,121
Silicon Integrated Systems Corp. (a)	954,299	248,634
Simplo Technology Co., Ltd.	165,277	1,458,618
Sinbon Electronics Co., Ltd.	337,444	1,133,189
Sinmag Equipment Corp.	75,271	293,069
Sino-American Silicon Products, Inc.	441,058	964,530
Sinon Corp.	852,662	503,511
Sinphar Pharmaceutical Co., Ltd.	431,879	284,458
Sinyi Realty, Inc.	665,828	664,305
Sirtec International Co., Ltd.	38,000	30,330
Sitronix Technology Corp.	73,000	335,150
Soft-World International Corp.	105,848	254,141
Sporton International, Inc.	12,000	69,889
St Shine Optical Co., Ltd.	37,000	720,300
Standard Foods Corp.	236,000	396,645
Sunny Friend Environmental Technology Co., Ltd.	24,000	187,667
Sunonwealth Electric Machine Industry Co., Ltd.	44,000	50,395
Superalloy Industrial Co., Ltd.	123,321	228,552
Swancor Holding Co., Ltd.	26,000	89,421
Symtek Automation Asia Co., Ltd.	23,000	47,014
Systex Corp.	296,000	652,111

29

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
TA Chen Stainless Pipe	579,493	$ 854,560
TA-I Technology Co., Ltd. (c)	62,000	116,072
Taichung Commercial Bank Co., Ltd.	2,845,857	1,052,636
TaiDoc Technology Corp.	7,000	38,156
Taiflex Scientific Co., Ltd.	325,699	407,381
TaiMed Biologics, Inc. (a)	112,000	610,503
Taimide Tech, Inc.	31,000	61,456
Tainan Spinning Co., Ltd.	1,640,105	643,898
Taisun Enterprise Co., Ltd.	747,549	449,929
Taiwan Cogeneration Corp.	716,469	614,870
Taiwan Fertilizer Co., Ltd.	664,000	993,183
Taiwan Glass Industry Corp.	980,000	437,209
Taiwan Hon Chuan Enterprise Co., Ltd.	408,218	650,993
Taiwan Land Development Corp. (a)	901,781	249,288
Taiwan Paiho, Ltd. (c)	216,000	501,796
Taiwan PCB Techvest Co., Ltd.	38,000	45,557
Taiwan Secom Co., Ltd.	318,961	896,222
Taiwan Semiconductor Co., Ltd.	139,000	253,461
Taiwan Shin Kong Security Co., Ltd.	47,000	58,253
Taiwan Surface Mounting Technology Corp.	314,308	509,391
Taiwan Union Technology Corp.	206,000	741,909
Taiyen Biotech Co., Ltd.	384,979	399,088
TBI Motion Technology Co., Ltd.	59,000	132,853
TCI Co., Ltd.	54,435	745,334
Teco Electric and Machinery Co., Ltd.	1,790,000	1,219,643
Test Rite International Co., Ltd.	516,896	377,351
Thye Ming Industrial Co., Ltd.	300,218	310,733
Ton Yi Industrial Corp.	753,000	320,056
Tong Hsing Electronic Industries, Ltd.	145,327	488,031
Tong Yang Industry Co., Ltd.	416,872	534,946
Topco Scientific Co., Ltd.	302,299	782,708
Topkey Corp.	50,000	259,568
Toung Loong Textile Manufacturing	26,000	31,761
TPK Holding Co., Ltd.	237,000	447,540
Transcend Information, Inc.	208,484	473,512
Tripod Technology Corp.	431,353	1,392,567
TSEC Corp. (a)	132,000	25,440
TSRC Corp.	698,028	622,825
TTY Biopharm Co., Ltd.	224,436	607,322
Tung Ho Steel Enterprise Corp.	696,258	480,053
Tung Kai Technology Engineering Co., Ltd. (a)	7,000	7,018
TXC Corp.	475,120	497,157
Tycoons Group Enterprise (a)	160,000	34,990
U-Ming Marine Transport Corp.	449,000	452,343
Unimicron Technology Corp.	1,105,000	1,061,242
Unitech Printed Circuit Board Corp.	165,240	111,516
Security Description	Shares	Value
United Integrated Services Co., Ltd.	35,000	$ 123,213
United Renewable Energy Co., Ltd. (a)	2,163,832	702,076
Unity Opto Technology Co., Ltd. (a)	729,307	207,288
Universal Cement Corp.	49,000	31,320
Unizyx Holding Corp. (a)	546,694	273,165
UPC Technology Corp.	1,007,498	406,981
USI Corp.	1,557,590	608,977
Visual Photonics Epitaxy Co., Ltd.	199,371	591,246
Voltronic Power Technology Corp.	42,000	823,089
Wafer Works Corp. (c)	496,418	594,339
Wan Hai Lines, Ltd.	1,074,320	559,460
Waterland Financial Holdings Co., Ltd.	2,277,289	775,832
Wei Chuan Foods Corp. (a)	624,899	491,679
Wistron NeWeb Corp.	277,249	728,644
Wiwynn Corp.	46,894	597,197
WT Microelectronics Co., Ltd.	491,090	647,712
WUS Printed Circuit Co., Ltd. (a)	368,750	245,869
XinTec, Inc. (a)	80,000	103,827
Xxentria Technology Materials Corp.	80,000	197,012
Yang Ming Marine Transport Corp. (a)	639,970	179,612
Yeong Guan Energy Technology Group Co., Ltd.	94,000	209,834
YFY, Inc.	1,795,941	690,511
Yieh Phui Enterprise Co., Ltd.	1,307,771	423,046
Young Optics, Inc. (a)(c)	61,000	224,639
Yulon Finance Corp	222,000	824,743
Yulon Motor Co., Ltd.	392,000	247,381
Yungtay Engineering Co., Ltd.	405,000	840,999
Zenitron Corp.	437,348	325,664
Zhen Ding Technology Holding, Ltd.	456,000	1,415,915
Zhong Yang Technology Co., Ltd.	10,000	27,190
Zinwell Corp.	544,674	381,725
		145,396,272
THAILAND — 5.2%
Ananda Development PCL NVDR	1,148,700	129,584
Bangkok Airways PCL NVDR	467,200	173,719
Bangkok Chain Hospital PCL NVDR	696,700	373,213
Bangkok Land PCL NVDR	15,604,900	772,009
Bangkok Life Assurance PCL NVDR	195,000	168,978
Beauty Community PCL	2,502,100	524,310
BEC World PCL NVDR (a)	1,106,400	235,330
Carabao Group PCL Class F	446,162	762,700
Central Plaza Hotel PCL NVDR	843,402	1,162,717
Chularat Hospital PCL NVDR	7,960,500	476,602
CK Power PCL NVDR	836,500	129,686
Com7 PCL Class F	125,500	70,788

30

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
CPN Retail Growth Leasehold REIT	1,461,300	$ 1,358,385
Do Day Dream PCL NVDR	100,800	98,465
Dynasty Ceramic PCL NVDR	4,089,420	278,341
Erawan Group PCL NVDR	765,400	170,035
Esso Thailand PCL NVDR	1,500,867	520,231
GFPT PCL	313,800	138,434
Grand Canal Land PCL NVDR	628,700	53,093
Group Lease PCL NVDR (a)	285,900	60,360
Gunkul Engineering PCL NVDR	6,664,170	650,982
Hana Microelectronics PCL NVDR	355,500	347,266
Ichitan Group PCL NVDR	438,863	49,508
IMPACT Growth Real Estate Investment Trust	317,000	215,762
Inter Far East Energy Corp. NVDR (a)(d)	283,900	—
International Engineering PCL (a)(d)	63,855,934	—
Jasmine International PCL NVDR	2,972,525	505,802
JMT Network Services PCL NVDR	472,000	209,712
KCE Electronics PCL NVDR	818,800	626,968
Kiatnakin Bank PCL NVDR	131,200	287,330
LPN Development PCL NVDR	932,900	201,367
Major Cineplex Group PCL NVDR	1,105,300	975,214
MBK PCL NVDR	266,900	174,934
MC Group PCL NVDR	234,800	71,398
Mega Lifesciences PCL	171,600	175,737
MK Restaurants Group PCL NVDR	465,531	1,063,526
Origin Property PCL NVDR	756,350	163,258
Precious Shipping PCL (a)	633,900	161,796
Pruksa Holding PCL NVDR	1,391,031	788,989
PTG Energy PCL NVDR	820,500	258,547
Ratchthani Leasing PCL NVDR	709,625	122,985
Siamgas & Petrochemicals PCL NVDR	449,400	130,281
Singha Estate PCL NVDR	1,726,900	175,220
Sino-Thai Engineering & Construction PCL NVDR	1,330,100	1,010,096
SPCG PCL NVDR	159,900	92,710
Sri Trang Agro-Industry PCL NVDR	1,046,280	422,007
Srisawad Corp. PCL NVDR	793,182	1,324,678
Supalai PCL NVDR	1,107,500	659,579
Super Energy Corp. PCL NVDR (a)	2,963,800	57,903
SVI PCL	516,600	77,812
Taokaenoi Food & Marketing PCL NVDR	361,400	107,048
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,923,500	1,260,715
Thai Airways International PCL NVDR (a)	919,100	356,229
Security Description	Shares	Value
Thai Vegetable Oil PCL NVDR	483,600	$ 407,635
Thaicom PCL NVDR	214,906	48,080
Thanachart Capital PCL NVDR	296,900	509,880
Thonburi Healthcare Group PCL NVDR	103,800	103,849
Thoresen Thai Agencies PCL	3,285,106	533,112
Tipco Asphalt PCL NVDR	993,000	494,388
Tisco Financial Group PCL NVDR	180,500	501,942
TPI Polene PCL	1,014,000	65,821
TPI Polene Power PCL NVDR	4,617,200	887,503
TTW PCL NVDR	427,200	164,230
Vibhavadi Medical Center PCL NVDR	2,601,200	158,195
WHA Corp. PCL NVDR	10,238,930	1,361,534
Workpoint Entertainment PCL NVDR	168,400	118,864
		25,737,372
TURKEY — 2.0%
Aksa Akrilik Kimya Sanayii A/S	103,858	168,758
Albaraka Turk Katilim Bankasi A/S	524,310	143,848
Anadolu Efes Biracilik Ve Malt Sanayii A/S	120,640	373,904
Arcelik A/S (a)	144,839	433,266
Aygaz A/S	130,413	222,295
Bera Holding A/S (a)	205,052	62,427
Coca-Cola Icecek A/S	44,159	237,147
Dogan Sirketler Grubu Holding A/S (a)	258,956	52,253
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	1,135,731	307,574
Enerjisa Enerji AS (b)	242,761	221,723
Is Gayrimenkul Yatirim Ortakligi A/S REIT (a)	1,279,729	212,926
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	1,121,438	476,397
Koza Altin Isletmeleri A/S (a)	58,669	435,739
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	191,641	189,280
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)	37,057	252,924
Migros Ticaret A/S (a)	128,698	308,897
MLP Saglik Hizmetleri AS (a)(b)	125,597	280,112
NET Holding A/S (a)	299,385	91,147
Pegasus Hava Tasimaciligi A/S (a)	43,929	211,496
Petkim Petrokimya Holding A/S (c)	544,612	437,648
Sasa Polyester Sanayi A/S (a)	96,668	136,714
Soda Sanayii A/S	224,381	297,872
Sok Marketler Ticaret AS (a)	184,360	294,997
TAV Havalimanlari Holding A/S	120,451	497,615
Tekfen Holding A/S	218,431	871,466
Tofas Turk Otomobil Fabrikasi A/S	74,171	224,629
Trakya Cam Sanayii A/S	246,515	144,865

31

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Turk Telekomunikasyon A/S (a)	372,394	$ 286,731
Turk Traktor ve Ziraat Makineleri A/S (a)	24,760	134,546
Turkiye Halk Bankasi A/S	352,258	397,799
Turkiye Sinai Kalkinma Bankasi A/S (a)	1,070,572	144,016
Turkiye Vakiflar Bankasi TAO Class D	616,162	494,055
Ulker Biskuvi Sanayi A/S	111,833	337,304
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S (a)	36,152	32,891
Yazicilar Holding A/S Class A	98,592	206,796
Zorlu Enerji Elektrik Uretim A/S (a)	864,195	189,678
		9,811,735
UNITED ARAB EMIRATES — 0.4%
Air Arabia PJSC	1,817,336	465,083
Al Waha Capital PJSC	1,099,229	371,088
Amanat Holdings PJSC	750,946	192,791
Arabtec Holding PJSC	772,466	447,947
DXB Entertainments PJSC (a)	2,859,095	188,370
Eshraq Properties Co. PJSC (a)	1,716,072	214,912
RAK Properties PJSC (a)	2,757,561	319,817
		2,200,008
UNITED KINGDOM — 0.0% (f)
Pan African Resources PLC (a)	1,305,911	157,565
UNITED STATES — 0.5%
Bizlink Holding, Inc.	93,764	643,438
IntelliEPI, Inc.	6,000	12,829
Luxoft Holding, Inc. (a)	26,181	1,537,087
Pingtan Marine Enterprise, Ltd.	12,400	29,388
Senhwa Biosciences, Inc. (a)	12,000	27,060
		2,249,802
TOTAL COMMON STOCKS (Cost $571,110,127)		495,222,655

WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
International Engineering PCL (expiring 5/22/19) (a) (d) (cost: $0)	13,635,806	—
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (g) (h)	140,561	140,561
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	16,205,312	$ 16,205,312
TOTAL SHORT-TERM INVESTMENTS (Cost $16,345,873)		16,345,873
TOTAL INVESTMENTS — 103.0% (Cost $587,456,000)		511,568,528
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(14,714,841)
NET ASSETS — 100.0%		$ 496,853,687
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2019.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $412,470, representing 0.1% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $823,015 representing 0.2% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2019.
(i)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIC	= Real Estate Investment Company
REIT	= Real Estate Investment Trust

32

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$489,902,513	$4,907,672	$412,470	$495,222,655
Warrants	—	—	0(a)	0
Short-Term Investments	16,345,873	—	—	16,345,873
TOTAL INVESTMENTS	$506,248,386	$4,907,672	$412,470	$511,568,528
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2019.
33

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$28,856,946	$28,716,385	$—	$—	140,561	$ 140,561	$ 14,224	$—
State Street Navigator Securities Lending Government Money Market Portfolio	12,167,528	12,167,528	32,875,861	28,838,077	—	—	16,205,312	16,205,312	292,253	—
Total		$12,167,528	$61,732,807	$57,554,462	$—	$—		$16,345,873	$306,477	$—
34	SAREWX

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
ARGENTINA — 0.0% (a)
MercadoLibre, Inc. (b)	51	$ 25,894
AUSTRALIA — 1.9%
AMP, Ltd.	10,581	15,784
APA Group	857	6,076
Aristocrat Leisure, Ltd.	1,087	18,925
ASX, Ltd.	302	14,982
Australia & New Zealand Banking Group, Ltd.	4,726	87,386
Bank of Queensland, Ltd. (c)	3,128	20,220
Bendigo & Adelaide Bank, Ltd. (c)	1,708	11,745
Brambles, Ltd.	3,232	26,999
Challenger, Ltd.	1,140	6,705
Cochlear, Ltd.	72	8,862
Commonwealth Bank of Australia	2,781	139,548
Computershare, Ltd.	1,215	14,741
Crown Resorts, Ltd.	1,418	11,594
CSL, Ltd.	647	89,594
Dexus REIT	1,474	13,340
Flight Centre Travel Group, Ltd.	161	4,809
Fortescue Metals Group, Ltd.	13	66
Goodman Group REIT	3,303	31,323
GPT Group REIT	1,628	7,182
Insurance Australia Group, Ltd.	4,218	23,011
LendLease Group	963	8,469
Macquarie Group, Ltd.	633	58,194
Medibank Pvt, Ltd.	4,767	9,346
Mirvac Group REIT	8,974	17,530
National Australia Bank, Ltd. (c)	4,830	86,701
Newcrest Mining, Ltd.	1,045	18,937
QBE Insurance Group, Ltd.	2,765	24,178
Ramsay Health Care, Ltd. (c)	182	8,319
REA Group, Ltd.	97	5,147
Scentre Group REIT	10,397	30,354
SEEK, Ltd.	866	10,790
Sonic Healthcare, Ltd.	1,112	19,400
Stockland REIT	8,631	23,604
Suncorp Group, Ltd.	3,291	32,214
Sydney Airport	5,318	28,068
Tabcorp Holdings, Ltd.	6,751	22,156
Telstra Corp., Ltd.	6,729	15,869
Treasury Wine Estates, Ltd.	1,466	15,548
Wesfarmers, Ltd. (c)	424	10,436
Westpac Banking Corp. (c)	5,113	94,142
Woolworths Group, Ltd. (c)	2,505	54,095
WorleyParsons, Ltd. (c)	1,965	19,765
		1,166,154
AUSTRIA — 0.0% (a)
ANDRITZ AG (c)	142	6,097
Erste Group Bank AG	354	13,022
Raiffeisen Bank International AG	419	9,414
		28,533
Security Description	Shares	Value
BELGIUM — 0.2%
Anheuser-Busch InBev SA	989	$ 83,021
Umicore SA (c)	456	20,271
		103,292
BERMUDA — 0.1%
Arch Capital Group, Ltd. (b)	449	14,512
Marvell Technology Group, Ltd.	1,408	28,005
		42,517
BRAZIL — 0.8%
Ambev SA	8,904	38,506
B3 SA - Brasil Bolsa Balcao	4,166	34,384
Banco Bradesco SA Preference Shares	5,468	60,333
Banco Bradesco SA	1,242	12,079
Banco do Brasil SA	303	3,793
Banco Santander Brasil SA	872	9,852
BB Seguridade Participacoes SA	1,031	7,026
BR Malls Participacoes SA	1,612	5,207
CCR SA	2,004	6,045
Cia Energetica de Minas Gerais Preference Shares	4,453	15,905
Cielo SA	634	1,546
Embraer SA	1,070	5,073
Itau Unibanco Holding SA Preference Shares	8,002	70,794
Itausa - Investimentos Itau SA Preference Shares	4,639	14,280
Klabin SA	166	726
Kroton Educacional SA	2,352	6,406
Localiza Rent a Car SA	1,339	11,375
Lojas Americanas SA Preference Shares	1,242	5,352
Lojas Renner SA	1,031	11,604
Suzano Papel e Celulose SA	1,747	20,899
Telefonica Brasil SA Preference Shares	1,176	14,354
Ultrapar Participacoes SA	2,519	30,422
Vale SA	7,703	100,808
		486,769
CANADA — 3.2%
Agnico Eagle Mines, Ltd.	251	10,916
Alimentation Couche-Tard, Inc. Class B	753	44,370
Aurora Cannabis, Inc. (b)(c)	1,110	10,045
Bank of Montreal	1,027	76,866
Bank of Nova Scotia (c)	2,128	113,317
Barrick Gold Corp. (d)	3,358	46,049
Bausch Health Cos., Inc. (b)	291	7,182
BCE, Inc.	892	39,621
BlackBerry, Ltd. (b)	1,415	14,267
Bombardier, Inc. Class B (b)	5,057	9,728
Brookfield Asset Management, Inc. Class A	1,245	58,021
Cameco Corp.	1,029	12,131

35

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Canadian Imperial Bank of Commerce	712	$ 56,280
Canadian National Railway Co.	1,074	96,173
Canadian Pacific Railway, Ltd.	177	36,480
Canadian Tire Corp., Ltd. Class A	111	11,964
Canopy Growth Corp. (b)(c)	291	12,595
CCL Industries, Inc. Class B	623	25,229
CGI, Inc. (b)	252	17,329
Constellation Software, Inc.	26	22,040
Dollarama, Inc.	501	13,369
Enbridge, Inc. (e)	141	5,108
Enbridge, Inc. (e)	1,844	66,863
Fairfax Financial Holdings, Ltd.	51	23,630
First Quantum Minerals, Ltd.	4,496	50,986
Franco-Nevada Corp.	634	47,547
George Weston, Ltd.	387	27,835
Goldcorp, Inc.	1,699	19,445
Great-West Lifeco, Inc.	833	20,177
Hydro One, Ltd. (c)(f)	4,071	63,261
Intact Financial Corp.	159	13,458
Loblaw Cos., Ltd.	293	14,458
Lundin Mining Corp.	7,541	34,997
Magna International, Inc.	243	11,836
Manulife Financial Corp.	1,986	33,597
Metro, Inc.	501	18,451
National Bank of Canada (c)	330	14,897
Nutrien, Ltd.	699	36,877
Pembina Pipeline Corp.	2,208	81,134
Power Corp. of Canada	636	14,834
Power Financial Corp.	1,069	24,982
PrairieSky Royalty, Ltd. (c)	4,063	54,743
Restaurant Brands International, Inc.	53	3,449
RioCan Real Estate Investment Trust	661	13,097
Rogers Communications, Inc. Class B (c)	174	9,361
Royal Bank of Canada	2,300	173,574
Shaw Communications, Inc. Class B	496	10,325
Shopify, Inc. Class A (b)(c)	79	16,313
SNC-Lavalin Group, Inc.	656	16,651
Stars Group, Inc. (b)	370	6,470
Sun Life Financial, Inc.	525	20,176
TELUS Corp.	540	19,992
Thomson Reuters Corp.	427	25,273
Toronto-Dominion Bank	2,682	145,588
Turquoise Hill Resources, Ltd. (b)	12,984	21,382
Wheaton Precious Metals Corp.	2,519	59,979
WSP Global, Inc.	291	15,908
		1,970,626
CHILE — 0.2%
Aguas Andinas SA Class A	41,840	23,789
Antofagasta PLC	6,291	79,188
Cencosud SA	326	565
SACI Falabella	2,104	15,645
Security Description	Shares	Value
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	454	$ 17,446
		136,633
CHINA — 3.6%
51job, Inc. ADR (b)	79	6,152
AAC Technologies Holdings, Inc. (c)	3,500	20,710
Agricultural Bank of China, Ltd. Class A	14,362	7,971
Agricultural Bank of China, Ltd. Class H	69,000	31,819
Alibaba Group Holding, Ltd. ADR (b)(c)	1,853	338,080
ANTA Sports Products, Ltd.	1,000	6,803
BAIC Motor Corp., Ltd. Class H (f)	10,500	6,862
Baidu, Inc. ADR (b)	372	61,324
Bank of Beijing Co., Ltd. Class A	7,496	6,915
Bank of China, Ltd. Class H	146,000	66,212
Bank of Communications Co., Ltd. Class A	10,828	10,054
Bank of Communications Co., Ltd. Class H	18,000	14,744
BYD Co., Ltd. Class H (c)	2,500	15,064
CGN Power Co., Ltd. Class H (f)	119,200	33,255
China Cinda Asset Management Co., Ltd. Class H	46,000	12,775
China CITIC Bank Corp., Ltd. Class H	28,000	17,834
China Conch Venture Holdings, Ltd.	3,500	12,529
China Construction Bank Corp. Class H	149,000	127,742
China Everbright Bank Co., Ltd. Class A	18,009	10,987
China Evergrande Group (c)	7,700	25,601
China Life Insurance Co., Ltd. Class H	14,000	37,631
China Mengniu Dairy Co., Ltd.	8,000	29,758
China Merchants Bank Co., Ltd. Class H	4,500	21,870
China Minsheng Banking Corp., Ltd. Class A	1,845	1,740
China Minsheng Banking Corp., Ltd. Class H	17,500	12,707
China Mobile, Ltd.	9,000	91,720
China Molybdenum Co., Ltd. Class H	21,000	8,775
China Overseas Land & Investment, Ltd.	4,000	15,185
China Pacific Insurance Group Co., Ltd. Class H	3,800	14,910
China Reinsurance Group Corp. Class H	71,000	15,014
China Resources Beer Holdings Co., Ltd.	2,000	8,420
China Resources Gas Group, Ltd.	14,000	65,988
China Telecom Corp., Ltd. Class H	40,000	22,217

36

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
China Tower Corp., Ltd. Class H (b)(f)	74,000	$ 17,157
China Unicom Hong Kong, Ltd.	14,000	17,745
China Vanke Co., Ltd. Class H	2,696	11,334
China Yangtze Power Co., Ltd. Class A	896	2,249
Chongqing Rural Commercial Bank Co., Ltd. Class H	22,000	12,696
CITIC Securities Co., Ltd. Class H	3,500	8,150
Country Garden Holdings Co., Ltd.	15,000	23,427
Ctrip.com International, Ltd. ADR (b)	680	29,709
Dongfeng Motor Group Co., Ltd. Class H	16,000	16,020
ENN Energy Holdings, Ltd.	700	6,768
Fosun International, Ltd.	10,500	17,790
Geely Automobile Holdings, Ltd.	9,000	17,198
Guangzhou Automobile Group Co., Ltd. Class H	3,200	3,779
Huaneng Renewables Corp., Ltd. Class H	72,000	19,995
Huazhu Group, Ltd. ADR (c)	211	8,892
Industrial & Commercial Bank of China, Ltd. Class H	116,000	84,969
Industrial Bank Co., Ltd. Class A	4,232	11,442
JD.com, Inc. ADR (b)	156	4,703
Jiangsu Expressway Co., Ltd. Class H	8,000	11,312
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	417	8,092
Kweichow Moutai Co., Ltd. Class A	2	254
Lenovo Group, Ltd.	8,000	7,195
MMG, Ltd. (b)	24,000	9,753
NetEase, Inc. ADR	111	26,801
New Oriental Education & Technology Group, Inc. ADR (b)	243	21,892
People's Insurance Co. Group of China, Ltd. Class H	39,000	16,693
PICC Property & Casualty Co., Ltd. Class H	22,000	24,999
Ping An Insurance Group Co. of China, Ltd. Class H	7,000	78,383
Postal Savings Bank of China Co., Ltd. Class H (f)	22,000	12,583
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	4,000	14,446
Shanghai Pudong Development Bank Co., Ltd. Class A	4,334	7,274
Shenzhou International Group Holdings, Ltd.	2,300	30,823
Sunny Optical Technology Group Co., Ltd.	1,500	17,914
TAL Education Group ADR (b)	585	21,107
Tencent Holdings, Ltd.	8,084	371,763
Towngas China Co., Ltd.	19,351	15,210
Vipshop Holdings, Ltd. ADR (b)	575	4,617
Want Want China Holdings, Ltd.	11,000	9,136
Wuliangye Yibin Co., Ltd. Class A	834	11,789
Security Description	Shares	Value
Yangzijiang Shipbuilding Holdings, Ltd.	8,800	$ 9,745
Yum China Holdings, Inc.	579	26,003
Zhejiang Expressway Co., Ltd. Class H	16,000	18,344
ZTE Corp. Class H (b)	2,800	8,418
		2,277,937
COLOMBIA — 0.2%
Bancolombia SA	912	11,337
Bancolombia SA Preference Shares	540	6,849
Ecopetrol SA	38,266	41,023
Grupo Aval Acciones y Valores SA Preference Shares	44,359	17,198
Grupo de Inversiones Suramericana SA Preference Shares	1,899	20,507
Grupo de Inversiones Suramericana SA	1,353	15,562
Interconexion Electrica SA ESP	7,282	36,485
		148,961
DENMARK — 0.5%
Carlsberg A/S Class B	78	9,751
Chr. Hansen Holding A/S	275	27,903
Coloplast A/S Class B	141	15,486
Danske Bank A/S	1,389	24,401
Genmab A/S (b)	83	14,419
ISS A/S	344	10,477
Novo Nordisk A/S Class B	2,614	136,978
Novozymes A/S Class B	846	38,937
Orsted A/S (f)	153	11,607
Pandora A/S	159	7,452
Vestas Wind Systems A/S	345	29,058
		326,469
FINLAND — 0.4%
Elisa Oyj	195	8,806
Kone Oyj Class B	788	39,781
Neste Oyj (c)	474	50,562
Nokia Oyj (e)	1,021	5,817
Nokia Oyj (e)	6,018	34,368
Nokian Renkaat Oyj	202	6,768
Nordea Bank Abp (c)	3,782	28,848
Orion Oyj Class B (c)	169	6,342
Sampo Oyj Class A	1,176	53,360
Wartsila OYJ Abp	900	14,537
		249,189
FRANCE — 3.5%
Aeroports de Paris	105	20,326
Airbus SE	990	131,060
Alstom SA	483	20,945
Amundi SA (f)	176	11,087
Atos SE	218	21,051
AXA SA	3,336	84,019
BNP Paribas SA	1,579	75,547
Bollore SA	4,795	21,687
Bureau Veritas SA	602	14,127

37

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Capgemini SE	281	$ 34,108
Carrefour SA	512	9,572
CNP Assurances	296	6,521
Covivio REIT	110	11,684
Credit Agricole SA	1,151	13,919
Danone SA	928	71,575
Dassault Aviation SA	8	11,812
Dassault Systemes SE	183	27,278
Edenred	508	23,141
Eiffage SA	149	14,331
EssilorLuxottica SA	556	60,795
Eurazeo SE	315	23,698
Eutelsat Communications SA	407	7,127
Gecina SA REIT	119	17,611
Getlink SE	1,237	18,772
Hermes International	49	32,363
ICADE REIT	208	17,610
Iliad SA	75	7,537
Ingenico Group SA	77	5,501
Kering SA	118	67,732
Klepierre SA REIT	652	22,827
Legrand SA	575	38,519
L'Oreal SA	503	135,438
LVMH Moet Hennessy Louis Vuitton SE	463	170,469
Natixis SA	1,682	9,011
Orange SA	2,937	47,818
Pernod Ricard SA	401	72,042
Peugeot SA	1,495	36,494
Publicis Groupe SA	181	9,700
Remy Cointreau SA	64	8,544
Renault SA	480	31,751
Rexel SA	975	11,008
Safran SA	607	83,322
Sanofi	1,661	146,854
Schneider Electric SE	1,199	94,160
SCOR SE	125	5,328
Societe BIC SA (c)	88	7,851
Societe Generale SA	1,173	33,948
Sodexo SA	229	25,240
Teleperformance	93	16,729
Thales SA	228	27,329
Ubisoft Entertainment SA (b)	123	10,960
Unibail-Rodamco-Westfield (e)	2,141	17,596
Unibail-Rodamco-Westfield REIT (c)(e)	271	44,469
Valeo SA	271	7,866
Vinci SA	1,245	121,230
Vivendi SA	2,138	62,009
		2,181,048
GERMANY — 2.6%
1&1 Drillisch AG	114	4,063
adidas AG	261	63,478
Allianz SE	698	155,402
BASF SE	1,214	89,327
Bayer AG	1,152	74,507
Security Description	Shares	Value
Bayerische Motoren Werke AG	956	$ 73,799
Beiersdorf AG	148	15,412
Brenntag AG	63	3,247
Continental AG	132	19,891
Daimler AG	2,026	118,863
Delivery Hero SE (b)(f)	236	8,533
Deutsche Bank AG	2,730	22,255
Deutsche Boerse AG	230	29,519
Deutsche Post AG	725	23,608
Deutsche Telekom AG	4,223	70,155
Deutsche Wohnen SE	335	16,261
Fraport AG Frankfurt Airport Services Worldwide	195	14,942
Fresenius Medical Care AG & Co. KGaA	376	30,356
Fresenius SE & Co. KGaA	642	35,870
Fuchs Petrolub SE Preference Shares	260	10,714
GEA Group AG	317	8,311
Henkel AG & Co. KGaA Preference Shares	442	45,163
HUGO BOSS AG	120	8,203
Infineon Technologies AG	1,837	36,478
Innogy SE (b)	916	39,238
KION Group AG	90	4,708
Merck KGaA	111	12,669
MTU Aero Engines AG	95	21,526
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	232	54,966
ProSiebenSat.1 Media SE	338	4,828
Puma SE	7	4,064
SAP SE	1,522	176,025
Sartorius AG Preference Shares	40	6,867
Siemens AG	1,245	134,119
Siemens Healthineers AG (f)	224	9,344
Symrise AG	447	40,314
Telefonica Deutschland Holding AG	1,088	3,419
United Internet AG	198	7,232
Volkswagen AG Preference Shares	303	47,740
Vonovia SE	558	28,959
Wirecard AG	219	27,467
Zalando SE (b)(f)	225	8,779
		1,610,621
HONG KONG — 1.5%
AIA Group, Ltd.	18,600	185,172
Bank of East Asia, Ltd.	1,174	3,814
China Everbright, Ltd.	10,000	19,822
China Gas Holdings, Ltd.	4,200	14,767
China Resources Land, Ltd.	2,000	8,968
CK Asset Holdings, Ltd.	7,459	66,324
CK Hutchison Holdings, Ltd.	3,000	31,510
CK Infrastructure Holdings, Ltd.	4,100	33,662
Dairy Farm International Holdings, Ltd.	700	5,873
Galaxy Entertainment Group, Ltd.	2,000	13,618

38

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hanergy Thin Film Power Group, Ltd. (b)(c)(g)	24,000	$ —
Hang Lung Properties, Ltd.	6,000	14,645
Hang Seng Bank, Ltd.	1,400	34,545
Henderson Land Development Co., Ltd.	2,393	15,212
Hong Kong & China Gas Co., Ltd.	14,822	35,535
Hong Kong Exchanges & Clearing, Ltd.	1,606	55,975
Hongkong Land Holdings, Ltd.	2,800	19,908
Hysan Development Co., Ltd.	5,000	26,784
Kerry Properties, Ltd.	2,000	8,930
Link REIT	5,500	64,319
Melco Resorts & Entertainment, Ltd. ADR	578	13,057
MTR Corp., Ltd.	2,932	18,152
Power Assets Holdings, Ltd.	10,000	69,363
Sands China, Ltd.	4,800	24,122
Shenzhen International Holdings, Ltd.	5,500	11,673
Sino Biopharmaceutical, Ltd.	16,500	15,050
Sino Land Co., Ltd.	11,216	21,689
Sun Hung Kai Properties, Ltd.	2,500	42,898
Swire Properties, Ltd.	2,800	12,038
Techtronic Industries Co., Ltd.	2,000	13,439
Wharf Real Estate Investment Co., Ltd.	2,000	14,892
Wheelock & Co., Ltd.	2,000	14,650
		930,406
HUNGARY — 0.0% (a)
OTP Bank Nyrt	371	16,320
INDIA — 1.1%
Adani Ports & Special Economic Zone, Ltd.	1,862	10,164
Asian Paints, Ltd.	1,612	34,734
Avenue Supermarts, Ltd. (b)(f)	281	5,967
Axis Bank, Ltd. (b)	2,787	31,270
Bajaj Auto, Ltd.	237	9,959
Bharat Petroleum Corp., Ltd.	2,502	14,358
Bharti Airtel, Ltd.	3,161	15,199
Bharti Infratel, Ltd.	1,356	6,135
Dabur India, Ltd.	979	5,777
Eicher Motors, Ltd.	36	10,678
Godrej Consumer Products, Ltd.	475	4,704
HCL Technologies, Ltd.	903	14,175
Hindustan Unilever, Ltd.	1,270	31,290
Housing Development Finance Corp., Ltd.	2,024	57,506
ICICI Bank, Ltd. ADR	1,851	21,212
Infosys, Ltd. ADR	5,278	57,689
ITC, Ltd.	7,833	33,610
Larsen & Toubro, Ltd. GDR	1,395	27,788
Mahindra & Mahindra, Ltd. GDR	1,451	14,365
Maruti Suzuki India, Ltd.	242	23,309
Nestle India, Ltd.	82	12,974
Petronet LNG, Ltd.	2,528	9,180
Security Description	Shares	Value
Power Grid Corp. of India, Ltd.	2,197	$ 6,276
Reliance Industries, Ltd.	4,087	80,427
State Bank of India GDR (b)	377	17,436
Sun Pharmaceutical Industries, Ltd.	1,346	9,304
Tata Consultancy Services, Ltd.	1,621	46,838
Tata Motors, Ltd. (b)	5,881	14,793
Tech Mahindra, Ltd.	1,247	13,967
Titan Co., Ltd.	231	3,808
United Spirits, Ltd. (b)	1,031	8,244
Wipro, Ltd. ADR	2,508	9,982
Yes Bank, Ltd.	3,059	12,148
		675,266
INDONESIA — 0.2%
Astra International Tbk PT	39,600	20,370
Bank Central Asia Tbk PT	15,600	30,400
Bank Mandiri Persero Tbk PT	10,400	5,441
Bank Rakyat Indonesia Persero Tbk PT	69,900	20,224
Gudang Garam Tbk PT	1,600	9,348
Hanjaya Mandala Sampoerna Tbk PT	31,700	8,348
Jasa Marga Persero Tbk PT	15,450	6,483
Telekomunikasi Indonesia Persero Tbk PT	84,300	23,384
Unilever Indonesia Tbk PT	4,600	15,901
		139,899
IRELAND — 0.4%
Accenture PLC Class A	993	174,788
AerCap Holdings NV (b)	362	16,848
AIB Group PLC	1,905	8,560
Alkermes PLC (b)	119	4,342
James Hardie Industries PLC	975	12,564
Kerry Group PLC Class A	216	24,132
Paddy Power Betfair PLC	116	8,955
		250,189
ISRAEL — 0.1%
Bank Hapoalim BM	2,312	15,308
Bank Leumi Le-Israel BM	1,531	10,002
Check Point Software Technologies, Ltd. (b)	179	22,641
Nice, Ltd. (b)	95	11,198
Teva Pharmaceutical Industries, Ltd. ADR (b)	489	7,667
Teva Pharmaceutical Industries, Ltd. (b)	1,055	16,424
		83,240
ITALY — 0.6%
Assicurazioni Generali SpA	2,679	49,634
Atlantia SpA	1,703	44,153
Davide Campari-Milano SpA	778	7,644
Ferrari NV	301	40,388
Intesa Sanpaolo SpA	21,173	51,614
Leonardo SpA	712	8,282

39

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	884	$ 9,193
Moncler SpA	265	10,688
Poste Italiane SpA (f)	2,689	26,184
Snam SpA	4,680	24,062
Telecom Italia SpA	33,638	19,127
Terna Rete Elettrica Nazionale SpA	7,839	49,714
UniCredit SpA	2,340	30,027
		370,710
JAPAN — 7.1%
Amada Holdings Co., Ltd.	600	5,936
Asahi Group Holdings, Ltd.	200	8,908
Asahi Intecc Co., Ltd.	400	18,792
Astellas Pharma, Inc.	3,500	52,444
Bandai Namco Holdings, Inc.	200	9,378
Bank of Kyoto, Ltd.	300	12,549
Canon, Inc.	2,000	58,057
Casio Computer Co., Ltd. (c)	600	7,833
Central Japan Railway Co.	200	46,456
Chiba Bank, Ltd.	900	4,887
Chugai Pharmaceutical Co., Ltd.	200	13,751
Coca-Cola Bottlers Japan Holdings, Inc.	700	17,777
Concordia Financial Group, Ltd. (c)	2,700	10,416
CyberAgent, Inc. (c)	400	16,317
Daifuku Co., Ltd.	500	26,020
Dai-ichi Life Holdings, Inc.	1,300	18,064
Daiichi Sankyo Co., Ltd.	1,400	64,507
Daikin Industries, Ltd.	100	11,718
Daito Trust Construction Co., Ltd.	100	13,940
Daiwa House Industry Co., Ltd.	500	15,896
Daiwa Securities Group, Inc.	3,300	16,070
Denso Corp.	800	31,202
Dentsu, Inc.	700	29,566
FamilyMart UNY Holdings Co., Ltd. (c)	900	22,938
FANUC Corp.	200	34,115
Fast Retailing Co., Ltd.	100	47,007
FUJIFILM Holdings Corp.	400	18,192
Fujitsu, Ltd.	400	28,860
Fukuoka Financial Group, Inc.	500	11,095
Hisamitsu Pharmaceutical Co., Inc. (c)	200	9,197
Hitachi, Ltd.	500	16,195
Honda Motor Co., Ltd.	2,500	67,647
Hoshizaki Corp.	200	12,396
Hoya Corp.	400	26,414
IHI Corp.	500	12,012
Iida Group Holdings Co., Ltd.	900	16,303
Isetan Mitsukoshi Holdings, Ltd. (c)	900	9,099
Isuzu Motors, Ltd.	1,100	14,450
ITOCHU Corp. (c)	3,300	59,703
Japan Airport Terminal Co., Ltd. (c)	600	25,342
Japan Post Bank Co., Ltd. (c)	1,500	16,384
Japan Post Holdings Co., Ltd.	2,832	33,160
Japan Tobacco, Inc.	1,400	34,720
Security Description	Shares	Value
JGC Corp.	400	$ 5,316
Kajima Corp.	2,000	29,525
Kamigumi Co., Ltd.	800	18,532
Kansai Paint Co., Ltd. (c)	2,300	43,866
Kao Corp.	600	47,258
KDDI Corp.	2,600	56,024
Keikyu Corp.	600	10,180
Keio Corp.	200	12,920
Keyence Corp.	100	62,312
Kikkoman Corp.	400	19,623
Kirin Holdings Co., Ltd.	700	16,712
Koito Manufacturing Co., Ltd.	700	39,653
Komatsu, Ltd. (c)	900	20,901
Konami Holdings Corp.	600	26,047
Kose Corp.	100	18,367
Kubota Corp.	1,600	23,121
Kyocera Corp.	100	5,873
Lawson, Inc.	200	11,095
M3, Inc.	200	3,355
Makita Corp.	200	6,966
Marubeni Corp.	16,200	111,966
Mebuki Financial Group, Inc.	2,100	5,369
Medipal Holdings Corp.	200	4,752
MISUMI Group, Inc.	100	2,486
Mitsubishi Corp.	3,200	88,872
Mitsubishi Electric Corp.	3,000	38,555
Mitsubishi Estate Co., Ltd.	2,300	41,674
Mitsubishi Heavy Industries, Ltd.	300	12,462
Mitsubishi Motors Corp. (c)	1,500	7,969
Mitsubishi UFJ Financial Group, Inc.	18,400	91,431
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,100	10,701
Mitsui & Co., Ltd.	12,600	195,628
Mitsui Fudosan Co., Ltd.	1,900	47,764
Mizuho Financial Group, Inc.	41,700	64,536
MonotaRO Co., Ltd. (c)	700	15,564
MS&AD Insurance Group Holdings, Inc.	800	24,357
Murata Manufacturing Co., Ltd.	600	29,879
NEC Corp.	500	16,917
Nexon Co., Ltd. (b)	600	9,400
NGK Spark Plug Co., Ltd.	700	12,990
Nikon Corp. (c)	200	2,821
Nintendo Co., Ltd.	200	57,027
Nippon Paint Holdings Co., Ltd.	600	23,580
Nippon Telegraph & Telephone Corp.	900	38,241
Nissan Motor Co., Ltd. (c)	2,200	18,052
Nitori Holdings Co., Ltd.	100	12,920
Nitto Denko Corp.	200	10,507
Nomura Holdings, Inc.	6,200	22,417
Nomura Research Institute, Ltd.	500	22,722
NTT Data Corp.	1,900	20,960
NTT DOCOMO, Inc.	2,100	46,512
Obayashi Corp.	2,200	22,142

40

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Obic Co., Ltd.	200	$ 20,165
Olympus Corp.	400	4,344
Omron Corp. (c)	600	28,080
Ono Pharmaceutical Co., Ltd.	400	7,838
ORIX Corp.	2,800	40,210
Pan Pacific International Holdings Corp.	500	33,112
Panasonic Corp.	1,600	13,793
Park24 Co., Ltd.	700	15,197
Rakuten, Inc.	3,000	28,405
Recruit Holdings Co., Ltd.	1,300	37,126
Renesas Electronics Corp. (b)	1,500	6,939
Resona Holdings, Inc.	4,900	21,236
Ricoh Co., Ltd. (c)	1,400	14,634
Rohm Co., Ltd.	400	24,936
Ryohin Keikaku Co., Ltd.	100	25,333
Sankyo Co., Ltd.	700	26,688
SBI Holdings, Inc. (c)	700	15,596
Sekisui House, Ltd.	1,400	23,172
Seven & i Holdings Co., Ltd.	800	30,183
Seven Bank, Ltd.	2,600	7,681
Shimadzu Corp.	800	23,129
Shimano, Inc.	100	16,262
Shimizu Corp.	2,100	18,252
Shin-Etsu Chemical Co., Ltd.	400	33,537
Shinsei Bank, Ltd. (b)	1,000	14,230
Shionogi & Co., Ltd.	200	12,381
Shiseido Co., Ltd.	500	36,080
Shizuoka Bank, Ltd.	1,900	14,471
SMC Corp.	100	37,521
SoftBank Group Corp.	1,100	106,785
Sohgo Security Services Co., Ltd. (c)	400	17,419
Sompo Holdings, Inc.	500	18,512
Sony Corp.	1,600	67,146
Subaru Corp.	500	11,395
Sumitomo Corp.	2,600	35,963
Sumitomo Dainippon Pharma Co., Ltd.	700	17,309
Sumitomo Metal Mining Co., Ltd.	600	17,726
Sumitomo Mitsui Financial Group, Inc.	2,700	94,549
Sumitomo Mitsui Trust Holdings, Inc.	100	3,592
Sysmex Corp.	600	36,265
Taisei Corp.	400	18,575
Taisho Pharmaceutical Holdings Co., Ltd.	100	9,532
Takeda Pharmaceutical Co., Ltd.	2,320	94,762
Toho Gas Co., Ltd.	700	31,432
Tokio Marine Holdings, Inc.	600	29,066
Tokyo Century Corp.	500	21,751
Tokyo Electron, Ltd. (c)	200	28,911
Tokyu Corp.	800	13,971
Toshiba Corp.	800	25,478
TOTO, Ltd.	800	33,934
Toyota Industries Corp.	200	10,028
Security Description	Shares	Value
Toyota Motor Corp.	3,600	$ 210,988
Toyota Tsusho Corp.	1,500	48,855
Trend Micro, Inc.	500	24,348
Yahoo! Japan Corp. (c)	4,700	11,507
Yakult Honsha Co., Ltd.	200	13,986
Yamaguchi Financial Group, Inc.	200	1,695
Yamaha Corp.	400	19,985
Yamato Holdings Co., Ltd.	700	18,081
Yaskawa Electric Corp.	600	18,837
Yokogawa Electric Corp.	900	18,629
ZOZO, Inc. (c)	800	15,077
		4,411,152
LUXEMBOURG — 0.1%
Eurofins Scientific SE (c)	11	4,558
Reinet Investments SCA	777	13,297
SES SA	638	9,932
Tenaris SA	1,035	14,544
		42,331
MACAU — 0.0% (a)
MGM China Holdings, Ltd.	2,800	5,857
Wynn Macau, Ltd.	800	1,885
		7,742
MALAYSIA — 0.3%
AMMB Holdings Bhd	5,400	6,032
CIMB Group Holdings Bhd	11,615	14,652
Dialog Group Bhd	16,100	12,501
Gamuda Bhd	11,300	7,972
Genting Bhd	18,300	29,764
Genting Malaysia Bhd	13,700	10,738
Hong Leong Bank Bhd	1,100	5,470
IHH Healthcare Bhd	9,500	13,427
IOI Corp. Bhd	6,000	6,555
Malayan Banking Bhd	9,596	21,789
Maxis Bhd	3,300	4,333
Petronas Dagangan Bhd	2,300	14,084
PPB Group Bhd	3,000	13,462
Public Bank Bhd	4,700	26,663
RHB Capital Bhd	5,500	7,679
Westports Holdings Bhd	7,462	6,873
		201,994
MEXICO — 0.3%
America Movil SAB de CV Series L	43,449	31,090
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	4,334	5,928
Coca-Cola Femsa SAB de CV Series L	2,177	14,400
Fibra Uno Administracion SA de CV REIT	13,190	18,237
Fomento Economico Mexicano SAB de CV	2,565	23,690
Fresnillo PLC	1,314	14,910

41

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,194	$ 10,607
Grupo Aeroportuario del Sureste SAB de CV Class B	762	12,321
Grupo Financiero Banorte SAB de CV Series O	4,566	24,843
Grupo Financiero Inbursa SAB de CV Series O	6,355	8,810
Grupo Televisa SAB Series CPO	2,761	6,119
Megacable Holdings SAB de CV	1,201	5,577
Promotora y Operadora de Infraestructura SAB de CV	566	5,626
Wal-Mart de Mexico SAB de CV	3,009	8,054
		190,212
NETHERLANDS — 1.0%
ABN AMRO Group NV (f)	343	7,741
Aegon NV	1,383	6,653
Akzo Nobel NV	134	11,885
ASML Holding NV	608	114,146
Heineken NV	267	28,205
ING Groep NV	4,204	50,905
Koninklijke Ahold Delhaize NV	1,258	33,513
Koninklijke DSM NV	390	42,548
Koninklijke KPN NV	2,728	8,656
Koninklijke Philips NV	1,715	69,931
NN Group NV	577	23,991
NXP Semiconductors NV	468	41,367
Randstad NV (c)	322	15,717
Royal Dutch Shell PLC Class B	4,400	139,208
Wolters Kluwer NV	592	40,349
		634,815
NEW ZEALAND — 0.1%
Meridian Energy, Ltd.	17,779	50,744
NORWAY — 0.3%
DNB ASA	2,595	47,853
Gjensidige Forsikring ASA (c)	1,460	25,261
Mowi ASA	1,975	44,148
Orkla ASA	3,318	25,507
Schibsted ASA Class B	462	16,577
Telenor ASA	1,846	37,020
		196,366
PERU — 0.2%
Credicorp, Ltd.	40	9,598
Southern Copper Corp.	2,092	83,011
		92,609
PHILIPPINES — 0.0% (a)
SM Investments Corp.	760	13,518
SM Prime Holdings, Inc.	13,200	10,030
		23,548
POLAND — 0.1%
Bank Polska Kasa Opieki SA	532	15,264
CD Projekt SA (b)	160	8,347
LPP SA	1	2,171
Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	1,270	$ 12,780
Powszechny Zaklad Ubezpieczen SA	1,789	18,899
Santander Bank Polska SA	70	6,956
		64,417
PORTUGAL — 0.0% (a)
Galp Energia SGPS SA	1,849	29,647
QATAR — 0.1%
Barwa Real Estate Co.	2,995	30,150
Commercial Bank PQSC	949	11,717
Qatar National Bank QPSC	958	47,495
		89,362
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	1,381	11,629
RUSSIA — 0.3%
Magnit PJSC GDR	1,059	14,932
Mobile TeleSystems PJSC ADR	2,781	21,025
Moscow Exchange MICEX-RTS PJSC (b)	13,281	18,414
Polymetal International PLC	1,922	21,649
Sberbank of Russia PJSC ADR	6,705	88,908
VTB Bank PJSC GDR	5,043	5,759
X5 Retail Group NV GDR	461	11,488
		182,175
SINGAPORE — 0.4%
CapitaLand Commercial Trust REIT	5,000	7,161
CapitaLand Mall Trust REIT	5,100	8,961
City Developments, Ltd.	2,332	15,581
DBS Group Holdings, Ltd.	2,549	47,480
Genting Singapore, Ltd.	20,700	15,894
Jardine Cycle & Carriage, Ltd.	600	14,392
Oversea-Chinese Banking Corp., Ltd.	4,874	39,762
SATS, Ltd.	2,100	7,923
Singapore Press Holdings, Ltd.	7,100	12,633
Singapore Technologies Engineering, Ltd.	4,100	11,321
Singapore Telecommunications, Ltd.	15,929	35,515
Suntec Real Estate Investment Trust	5,800	8,350
United Overseas Bank, Ltd.	1,454	27,040
UOL Group, Ltd.	792	4,064
		256,077
SOUTH AFRICA — 0.7%
Absa Group, Ltd. (c)	1,734	18,288
Aspen Pharmacare Holdings, Ltd.	363	2,340
Bid Corp., Ltd.	273	5,641
Discovery, Ltd.	397	3,766
FirstRand, Ltd. (c)	6,796	29,670
Growthpoint Properties, Ltd. REIT	11,998	20,317
Investec PLC	2,320	13,371
Kumba Iron Ore, Ltd. (c)	808	24,109
Liberty Holdings, Ltd. (c)	903	6,326

42

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MMI Holdings, Ltd.	940	$ 1,081
Mr. Price Group, Ltd.	634	8,332
MTN Group, Ltd. (c)	2,553	15,688
MultiChoice Group, Ltd. (b)	543	4,545
Naspers, Ltd. Class N	634	146,491
Nedbank Group, Ltd.	992	17,282
Old Mutual, Ltd.	9,781	14,364
Redefine Properties, Ltd. REIT	19,239	12,940
RMB Holdings, Ltd.	4,071	21,448
Sanlam, Ltd.	4,437	22,694
SPAR Group, Ltd.	661	8,795
Standard Bank Group, Ltd.	2,614	33,575
Truworths International, Ltd.	873	4,201
Vodacom Group, Ltd.	997	7,704
		442,968
SOUTH KOREA — 1.5%
Amorepacific Corp.	67	11,126
AMOREPACIFIC Group	49	3,004
BNK Financial Group, Inc.	1,333	7,845
Celltrion, Inc. (b)	127	20,251
CJ ENM Co., Ltd.	21	4,311
Coway Co., Ltd.	148	12,321
Daelim Industrial Co., Ltd.	225	19,108
Daewoo Engineering & Construction Co., Ltd. (b)	2,137	9,564
DGB Financial Group, Inc.	655	4,714
GS Engineering & Construction Corp.	341	12,798
GS Holdings Corp.	785	36,515
Hana Financial Group, Inc.	483	15,489
Hanwha Life Insurance Co., Ltd.	1,405	4,951
Hotel Shilla Co., Ltd.	126	10,590
Hyundai Engineering & Construction Co., Ltd.	266	12,514
Hyundai Heavy Industries Co., Ltd. (b)	223	23,379
Hyundai Heavy Industries Holdings Co., Ltd.	35	10,268
Hyundai Mobis Co., Ltd.	126	23,144
Hyundai Motor Co.	142	14,949
Hyundai Motor Co. Preference Shares (e)	168	11,293
Hyundai Motor Co. Preference Shares (e)	43	2,621
Industrial Bank of Korea	910	11,264
Kakao Corp.	90	8,206
Kangwon Land, Inc.	373	10,515
KB Financial Group, Inc.	568	20,942
Kia Motors Corp.	253	7,879
Korea Gas Corp.	202	8,026
KT&G Corp.	230	20,972
LG Electronics, Inc.	172	11,380
LG Household & Health Care, Ltd.	5	6,242
NAVER Corp.	219	23,924
NCSoft Corp.	22	9,613
Netmarble Corp. (b)(f)	48	5,286
Security Description	Shares	Value
S-1 Corp.	72	$ 6,375
Samsung Biologics Co., Ltd. (b)(f)	96	27,021
Samsung C&T Corp.	144	13,574
Samsung Electronics Co., Ltd. Preference Shares	1,341	42,825
Samsung Electronics Co., Ltd.	6,797	267,365
Samsung Engineering Co., Ltd. (b)	473	6,709
Samsung Fire & Marine Insurance Co., Ltd.	34	9,016
Samsung Life Insurance Co., Ltd.	110	8,150
Samsung SDI Co., Ltd.	72	13,606
Samsung SDS Co., Ltd.	81	16,769
Shinhan Financial Group Co., Ltd.	595	22,016
SK Holdings Co., Ltd.	117	27,882
SK Hynix, Inc.	860	56,217
SK Telecom Co., Ltd.	32	7,090
Woori Financial Group, Inc.	518	6,275
		945,894
SPAIN — 1.1%
Aena SME SA (f)	328	59,111
Amadeus IT Group SA	694	55,639
Banco Bilbao Vizcaya Argentaria SA	10,733	61,379
Banco de Sabadell SA	5,507	5,490
Banco Santander SA	23,034	107,192
CaixaBank SA	2,128	6,652
Enagas SA	1,068	31,107
Ferrovial SA	2,012	47,172
Grifols SA	533	14,938
Industria de Diseno Textil SA	2,232	65,662
Mapfre SA	7,282	20,082
Red Electrica Corp. SA	4,024	85,849
Siemens Gamesa Renewable Energy SA (b)	1,088	17,342
Telefonica SA	9,624	80,712
		658,327
SWEDEN — 0.9%
Alfa Laval AB	552	12,700
Assa Abloy AB Class B	2,165	46,846
Atlas Copco AB Class A	177	4,764
Atlas Copco AB Class B	1,240	30,762
Autoliv, Inc.	112	8,235
Boliden AB	2,621	74,770
Epiroc AB Class A (b)	177	1,791
Hennes & Mauritz AB Class B (c)	1,649	27,557
Hexagon AB Class B	352	18,406
ICA Gruppen AB (c)	298	11,984
Industrivarden AB Class C	1,461	30,676
Investor AB Class B	1,294	58,413
Kinnevik AB Class B	1,137	29,518
Sandvik AB	1,021	16,622
Securitas AB Class B	310	5,022
Skandinaviska Enskilda Banken AB Class A (c)	947	8,217
Skanska AB Class B (c)	749	13,639

43

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Svenska Handelsbanken AB Class A (c)	1,682	$ 17,790
Swedbank AB Class A (c)	715	10,125
Swedish Match AB	147	7,511
Tele2 AB Class B	398	5,314
Telefonaktiebolaget LM Ericsson Class B	4,784	44,058
Telia Co. AB	3,403	15,391
Volvo AB Class B	2,701	41,933
		542,044
SWITZERLAND — 2.7%
ABB, Ltd.	2,275	42,740
Adecco Group AG	380	20,269
Chocoladefabriken Lindt & Spruengli AG	7	47,585
Cie Financiere Richemont SA	773	56,304
Coca-Cola HBC AG	184	6,270
Credit Suisse Group AG	1,781	20,754
EMS-Chemie Holding AG	22	11,929
Ferguson PLC	444	28,257
Geberit AG	75	30,651
Givaudan SA	21	53,644
Kuehne + Nagel International AG	82	11,247
Lonza Group AG	62	19,224
Nestle SA	4,190	399,268
Novartis AG	2,927	281,502
Roche Holding AG	975	268,592
Schindler Holding AG	43	8,912
SGS SA	11	27,370
Sika AG	400	55,869
Sonova Holding AG	37	7,319
STMicroelectronics NV	895	13,230
Swatch Group AG	50	14,309
Swiss Life Holding AG	12	5,284
Swiss Re AG	373	36,435
Swisscom AG (c)	40	19,560
TE Connectivity, Ltd.	574	46,350
Temenos AG	65	9,581
UBS Group AG	4,917	59,593
Vifor Pharma AG	88	11,898
Zurich Insurance Group AG	231	76,451
		1,690,397
TAIWAN — 1.2%
Acer, Inc.	2,000	1,282
Asustek Computer, Inc.	2,000	14,471
Catcher Technology Co., Ltd.	1,000	7,690
Cathay Financial Holding Co., Ltd.	22,000	32,086
Chailease Holding Co., Ltd.	2,240	9,157
Chang Hwa Commercial Bank, Ltd.	6,000	3,592
China Development Financial Holding Corp.	34,000	11,362
China Life Insurance Co., Ltd.	4,857	4,121
Chunghwa Telecom Co., Ltd.	9,000	31,975
CTBC Financial Holding Co., Ltd.	35,359	23,461
Delta Electronics, Inc.	2,000	10,318
Security Description	Shares	Value
Fubon Financial Holding Co., Ltd.	18,000	$ 26,865
Hiwin Technologies Corp.	170	1,434
Hon Hai Precision Industry Co., Ltd.	18,656	44,490
Hua Nan Financial Holdings Co., Ltd.	15,000	9,442
MediaTek, Inc.	4,000	36,664
Mega Financial Holding Co., Ltd.	23,922	21,772
Novatek Microelectronics Corp.	2,000	12,849
President Chain Store Corp.	1,000	9,847
Ruentex Development Co., Ltd.	9,000	13,608
Ruentex Industries, Ltd.	4,400	11,549
Shin Kong Financial Holding Co., Ltd.	47,290	13,932
SinoPac Financial Holdings Co., Ltd.	51,160	18,923
Synnex Technology International Corp.	12,000	14,406
Taishin Financial Holding Co., Ltd.	53,675	24,469
Taiwan Business Bank	20,000	7,787
Taiwan Cooperative Financial Holding Co., Ltd.	19,110	12,091
Taiwan Mobile Co., Ltd.	1,000	3,618
Taiwan Semiconductor Manufacturing Co., Ltd.	36,000	286,757
Tatung Co., Ltd. (b)	2,000	1,577
Uni-President Enterprises Corp.	9,000	21,843
Yageo Corp.	198	2,075
Yuanta Financial Holding Co., Ltd.	28,573	16,270
		761,783
THAILAND — 0.3%
Airports of Thailand PCL	13,500	28,714
Bangkok Bank PCL NVDR	2,000	13,046
Bangkok Dusit Medical Services PCL NVDR	11,400	8,909
Bangkok Expressway & Metro PCL NVDR	35,000	11,139
BTS Group Holdings PCL NVDR	17,600	6,101
CP ALL PCL	7,064	16,639
Energy Absolute PCL NVDR	4,200	6,353
Kasikornbank PCL	2,000	11,848
Kasikornbank PCL NVDR	2,100	12,407
Krung Thai Bank PCL	26,400	15,972
Minor International PCL NVDR	6,800	8,357
Siam Commercial Bank PCL NVDR	1,900	7,903
Siam Commercial Bank PCL	2,800	11,646
		159,034
TURKEY — 0.1%
Akbank T.A.S. (b)	17,220	19,263
TAV Havalimanlari Holding A/S	1,180	4,875
Turkiye Garanti Bankasi A/S	7,186	10,608
Turkiye Is Bankasi A/S Class C	12,480	12,150
		46,896

44

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.1%
Emirates Telecommunications Group Co. PJSC	5,983	$ 27,202
NMC Health PLC	194	5,774
		32,976
UNITED KINGDOM — 5.1%
3i Group PLC	2,793	35,841
Ashtead Group PLC	697	16,825
AstraZeneca PLC	1,790	143,096
Auto Trader Group PLC (f)	1,136	7,721
Aviva PLC	9,244	49,675
BAE Systems PLC	3,813	23,968
Barclays PLC	24,501	49,383
Barratt Developments PLC	2,708	21,144
Berkeley Group Holdings PLC	265	12,738
British American Tobacco PLC ADR	3,344	139,512
British Land Co. PLC REIT	5,081	38,997
BT Group PLC	10,467	30,408
Bunzl PLC	885	29,199
Burberry Group PLC	773	19,687
Capri Holdings, Ltd. (b)	305	13,954
CNH Industrial NV	1,413	14,381
Coca-Cola European Partners PLC (b)	159	8,227
Compass Group PLC	3,199	75,220
ConvaTec Group PLC (f)	3,785	6,981
Croda International PLC	274	17,988
DCC PLC	226	19,539
Diageo PLC	4,028	164,704
Direct Line Insurance Group PLC	1,865	8,579
Experian PLC	2,661	72,088
Fiat Chrysler Automobiles NV (b)	1,245	18,554
GlaxoSmithKline PLC	7,457	155,159
GVC Holdings PLC	1,230	8,959
Hammerson PLC REIT	3,549	15,529
Hargreaves Lansdown PLC	231	5,609
HSBC Holdings PLC	29,836	242,325
Imperial Brands PLC	1,643	56,188
Informa PLC	2,298	22,284
Intertek Group PLC	298	18,860
ITV PLC	5,413	8,965
John Wood Group PLC	4,448	29,409
Johnson Matthey PLC	678	27,759
Kingfisher PLC	4,149	12,694
Land Securities Group PLC REIT	2,882	34,302
Legal & General Group PLC	15,081	54,100
Liberty Global PLC Class A (b)	703	17,519
Linde PLC	621	109,253
Lloyds Banking Group PLC	114,554	92,756
London Stock Exchange Group PLC	357	22,101
Marks & Spencer Group PLC	1,881	6,836
Meggitt PLC	2,391	15,665
Melrose Industries PLC	7,611	18,164
Merlin Entertainments PLC (f)	2,144	9,591
Security Description	Shares	Value
Micro Focus International PLC ADR	796	$ 20,529
National Grid PLC	4,590	50,886
Next PLC	247	17,959
Pearson PLC	1,880	20,485
Pentair PLC	13	579
Persimmon PLC	606	17,135
Prudential PLC	3,860	77,333
Reckitt Benckiser Group PLC	1,011	84,076
RELX PLC (e)	2,244	47,998
RELX PLC (e)	1,816	38,845
Rolls-Royce Holdings PLC	3,190	37,544
Royal Bank of Scotland Group PLC	372	1,197
Royal Mail PLC	1,095	3,400
RSA Insurance Group PLC	2,516	16,648
Sage Group PLC	1,689	15,432
Schroders PLC	160	5,633
Segro PLC REIT	2,130	18,690
Severn Trent PLC	1,989	51,213
Smith & Nephew PLC	1,474	29,252
Smiths Group PLC	578	10,808
St James's Place PLC	724	9,698
Standard Chartered PLC	5,194	40,019
Standard Life Aberdeen PLC	7,927	27,264
Taylor Wimpey PLC	8,004	18,299
TechnipFMC PLC	2,191	51,270
Tesco PLC	13,370	40,436
Unilever NV	2,172	126,283
Unilever PLC	1,572	90,027
United Utilities Group PLC	6,593	69,965
Vodafone Group PLC	41,857	76,249
Weir Group PLC	565	11,470
Whitbread PLC	364	24,086
WPP PLC	2,284	24,131
		3,197,275
UNITED STATES — 54.0%
3M Co.	839	174,327
Abbott Laboratories	2,577	206,005
AbbVie, Inc.	2,071	166,902
ABIOMED, Inc. (b)	40	11,424
Activision Blizzard, Inc.	969	44,119
Acuity Brands, Inc.	79	9,481
Adobe, Inc. (b)	663	176,683
Advance Auto Parts, Inc.	91	15,518
Advanced Micro Devices, Inc. (b)(c)	1,437	36,672
Affiliated Managers Group, Inc.	40	4,284
Aflac, Inc.	1,522	76,100
Agilent Technologies, Inc.	551	44,289
AGNC Investment Corp. REIT	1,069	19,242
Akamai Technologies, Inc. (b)	263	18,860
Albemarle Corp. (c)	264	21,643
Alexandria Real Estate Equities, Inc. REIT	111	15,824
Alexion Pharmaceuticals, Inc. (b)	275	37,174
Align Technology, Inc. (b)	111	31,561
Alleghany Corp. (b)	8	4,899

45

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Allegion PLC	159	$ 14,423
Allergan PLC	514	75,255
Alliance Data Systems Corp.	70	12,249
Allstate Corp.	563	53,023
Ally Financial, Inc.	866	23,806
Alphabet, Inc. Class A (b)	437	514,301
Alphabet, Inc. Class C (b)	404	474,017
Altice USA, Inc. Class A (c)	203	4,360
Altria Group, Inc.	2,742	157,473
Amazon.com, Inc. (b)	564	1,004,343
AMERCO	40	14,860
American Express Co.	1,181	129,083
American International Group, Inc.	1,762	75,872
American Tower Corp. REIT	647	127,498
American Water Works Co., Inc.	1,643	171,299
Ameriprise Financial, Inc.	196	25,108
AmerisourceBergen Corp.	211	16,779
AMETEK, Inc.	196	16,262
Amgen, Inc.	919	174,592
Amphenol Corp. Class A	232	21,910
Analog Devices, Inc.	682	71,794
Annaly Capital Management, Inc. REIT	2,449	24,466
ANSYS, Inc. (b)	51	9,318
Anthem, Inc.	372	106,757
AO Smith Corp.	372	19,835
Aon PLC	356	60,769
Apple, Inc.	6,687	1,270,196
Applied Materials, Inc.	1,380	54,731
Aptiv PLC	391	31,081
Arista Networks, Inc. (b)	32	10,063
Assurant, Inc.	79	7,498
AT&T, Inc.	10,368	325,140
Athene Holding, Ltd. Class A (b)	211	8,609
Atmos Energy Corp.	1,521	156,557
Autodesk, Inc. (b)	321	50,018
Automatic Data Processing, Inc.	697	111,339
AutoZone, Inc. (b)	49	50,182
AvalonBay Communities, Inc. REIT	242	48,577
Avery Dennison Corp.	355	40,115
AXA Equitable Holdings, Inc.	542	10,916
Axalta Coating Systems, Ltd. (b)	1,043	26,294
Baker Hughes a GE Co.	3,353	92,945
Ball Corp.	624	36,105
Bank of America Corp.	13,224	364,850
Bank of New York Mellon Corp.	1,277	64,399
Baxter International, Inc.	627	50,981
BB&T Corp.	1,131	52,625
Becton Dickinson and Co.	400	99,892
Berkshire Hathaway, Inc. Class B (b)	1,741	349,749
Best Buy Co., Inc.	371	26,363
Biogen, Inc. (b)	261	61,695
BioMarin Pharmaceutical, Inc. (b)	119	10,571
BlackRock, Inc.	198	84,619
Boeing Co.	802	305,899
Security Description	Shares	Value
Booking Holdings, Inc. (b)	77	$ 134,358
BorgWarner, Inc.	284	10,908
Boston Properties, Inc. REIT	160	21,421
Boston Scientific Corp. (b)	2,043	78,410
Brighthouse Financial, Inc. (b)	289	10,488
Bristol-Myers Squibb Co.	2,272	108,397
Broadcom, Inc.	622	187,042
Broadridge Financial Solutions, Inc.	159	16,487
Brookfield Property REIT, Inc. Class A,	271	5,553
Brown-Forman Corp. Class B	483	25,493
Burlington Stores, Inc. (b)	40	6,267
C.H. Robinson Worldwide, Inc.	212	18,442
Cadence Design Systems, Inc. (b)	292	18,545
Capital One Financial Corp.	821	67,067
Cardinal Health, Inc.	482	23,208
CarMax, Inc. (b)(c)	210	14,658
Caterpillar, Inc.	811	109,882
Cboe Global Markets, Inc.	79	7,540
CBRE Group, Inc. Class A (b)	571	28,236
CBS Corp. Class B	251	11,930
CDW Corp.	119	11,468
Celgene Corp. (b)	837	78,963
Centene Corp. (b)	474	25,169
CenturyLink, Inc.	1,431	17,158
Cerner Corp. (b)	254	14,531
Charles Schwab Corp.	1,195	51,098
Charter Communications, Inc. Class A (b)	194	67,301
Chemours Co.	170	6,317
Cheniere Energy, Inc. (b)	1,601	109,444
Chevron Corp.	159	19,586
Chipotle Mexican Grill, Inc. (b)	42	29,833
Chubb, Ltd.	700	98,056
Church & Dwight Co., Inc.	344	24,503
Cigna Corp.	602	96,814
Cincinnati Financial Corp.	104	8,934
Cintas Corp.	166	33,550
Cisco Systems, Inc.	6,789	366,538
CIT Group, Inc.	329	15,782
Citigroup, Inc.	3,661	227,787
Citizens Financial Group, Inc.	782	25,415
Citrix Systems, Inc.	184	18,337
Clorox Co.	154	24,711
CME Group, Inc.	454	74,719
Coca-Cola Co.	6,286	294,562
Cognex Corp.	159	8,087
Cognizant Technology Solutions Corp. Class A	877	63,539
Colgate-Palmolive Co.	1,277	87,526
Comcast Corp. Class A	6,501	259,910
Comerica, Inc.	126	9,238
Conagra Brands, Inc.	542	15,035
Concho Resources, Inc.	740	82,110
Consolidated Edison, Inc.	2,033	172,419
Constellation Brands, Inc. Class A	264	46,287

46

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Cooper Cos., Inc.	30	$ 8,885
Copart, Inc. (b)	449	27,205
Corning, Inc.	1,138	37,668
CoStar Group, Inc. (b)	64	29,851
Costco Wholesale Corp.	773	187,174
Coty, Inc. Class A	1,126	12,949
Crown Castle International Corp. REIT	683	87,424
CSX Corp.	1,254	93,824
Cummins, Inc.	203	32,048
CVS Health Corp.	1,810	97,613
D.R. Horton, Inc.	327	13,531
Danaher Corp.	1,012	133,604
Darden Restaurants, Inc.	159	19,314
DaVita, Inc. (b)	106	5,755
Deere & Co.	423	67,612
Dell Technologies, Inc. Class C (b)	489	28,699
DENTSPLY SIRONA, Inc.	481	23,853
DexCom, Inc. (b)	119	14,173
Diamondback Energy, Inc.	602	61,121
Digital Realty Trust, Inc. REIT	184	21,896
Discover Financial Services	462	32,876
Discovery, Inc. Class A (b)	563	15,212
DISH Network Corp. Class A (b)	330	10,458
Dollar General Corp.	384	45,811
Dollar Tree, Inc. (b)	253	26,575
Domino's Pizza, Inc.	71	18,325
Dover Corp.	252	23,638
DowDuPont, Inc.	2,807	149,641
Duke Realty Corp. REIT	211	6,452
DXC Technology Co.	466	29,968
Eaton Corp. PLC	594	47,853
eBay, Inc.	1,743	64,735
Ecolab, Inc.	705	124,461
Edison International	1,155	71,518
Edwards Lifesciences Corp. (b)	278	53,190
Elanco Animal Health, Inc. (b)	230	7,376
Electronic Arts, Inc. (b)	391	39,737
Eli Lilly & Co.	1,289	167,261
Emerson Electric Co.	968	66,279
EOG Resources, Inc.	621	59,107
Equifax, Inc.	251	29,743
Equinix, Inc. REIT	121	54,832
Equity Residential REIT	629	47,376
Essex Property Trust, Inc. REIT	81	23,428
Estee Lauder Cos., Inc. Class A	393	65,061
Everest Re Group, Ltd.	50	10,798
Eversource Energy	2,856	202,633
Exelon Corp.	542	27,170
Expedia Group, Inc.	188	22,372
Expeditors International of Washington, Inc.	502	38,102
Extra Space Storage, Inc. REIT	93	9,478
F5 Networks, Inc. (b)	79	12,397
Facebook, Inc. Class A (b)	3,321	553,577
Fastenal Co. (c)	462	29,711
Security Description	Shares	Value
FedEx Corp.	79	$ 14,331
Fidelity National Financial, Inc.	623	22,771
Fidelity National Information Services, Inc.	601	67,973
Fifth Third Bancorp	970	24,463
First Data Corp. Class A (b)	909	23,879
Fiserv, Inc. (b)(c)	619	54,645
FleetCor Technologies, Inc. (b)	133	32,796
FLIR Systems, Inc.	161	7,660
Flowserve Corp.	289	13,045
Fluor Corp.	431	15,861
FMC Corp.	449	34,492
Ford Motor Co.	4,614	40,511
Fortinet, Inc. (b)	133	11,168
Fortive Corp.	456	38,254
Fox Corp. Class A (b)	587	21,549
Fox Corp. Class B (b)	85	3,050
Franklin Resources, Inc. (c)	446	14,780
Freeport-McMoRan, Inc.	1,550	19,979
Garmin, Ltd.	228	19,688
Gartner, Inc. (b)	79	11,983
General Dynamics Corp.	428	72,452
General Electric Co.	13,765	137,512
General Mills, Inc.	830	42,952
General Motors Co.	1,467	54,426
Genuine Parts Co.	161	18,037
Gilead Sciences, Inc.	1,881	122,284
Global Payments, Inc.	54	7,372
GoDaddy, Inc. Class A (b)	79	5,940
Goldman Sachs Group, Inc.	514	98,683
GrubHub, Inc. (b)	159	11,046
H&R Block, Inc. (c)	291	6,967
Halliburton Co.	3,157	92,500
Harley-Davidson, Inc. (c)	355	12,659
Harris Corp.	174	27,790
Hartford Financial Services Group, Inc.	605	30,081
Hasbro, Inc.	214	18,194
HCA Healthcare, Inc.	329	42,895
HCP, Inc. REIT	330	10,329
HD Supply Holdings, Inc. (b)	314	13,612
Helmerich & Payne, Inc.	877	48,726
Henry Schein, Inc. (b)(c)	119	7,153
Hershey Co.	149	17,110
Hewlett Packard Enterprise Co.	2,502	38,606
Hilton Worldwide Holdings, Inc.	119	9,890
HollyFrontier Corp.	1,159	57,104
Hologic, Inc. (b)	292	14,133
Home Depot, Inc.	1,623	311,437
Honeywell International, Inc.	1,262	200,557
Host Hotels & Resorts, Inc. REIT	1,417	26,781
HP, Inc.	2,697	52,403
Humana, Inc.	207	55,062
Huntington Bancshares, Inc.	349	4,425
Huntington Ingalls Industries, Inc.	33	6,838
IAC/InterActiveCorp (b)	79	16,599

47

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
IDEXX Laboratories, Inc. (b)	111	$ 24,820
IHS Markit, Ltd. (b)	867	47,147
Illinois Tool Works, Inc.	459	65,880
Illumina, Inc. (b)	188	58,410
Incyte Corp. (b)	130	11,181
Ingersoll-Rand PLC	363	39,186
Intel Corp.	6,677	358,555
Intercontinental Exchange, Inc.	637	48,501
International Business Machines Corp.	1,459	205,865
International Flavors & Fragrances, Inc. (c)(e)	223	28,720
International Flavors & Fragrances, Inc. (e)	54	6,990
Interpublic Group of Cos., Inc.	420	8,824
Intuit, Inc.	357	93,323
Intuitive Surgical, Inc. (b)	169	96,428
Invesco, Ltd.	461	8,902
Invitation Homes, Inc. REIT	251	6,107
IPG Photonics Corp. (b)	40	6,071
IQVIA Holdings, Inc. (b)	173	24,886
J.M. Smucker Co.	132	15,378
Jack Henry & Associates, Inc.	119	16,510
Jacobs Engineering Group, Inc.	538	40,452
Johnson & Johnson	3,855	538,890
Johnson Controls International PLC	1,181	43,626
Jones Lang LaSalle, Inc.	111	17,114
JPMorgan Chase & Co.	4,650	470,719
Juniper Networks, Inc.	327	8,656
Kellogg Co.	184	10,558
KeyCorp	805	12,679
Keysight Technologies, Inc. (b)	159	13,865
Kimberly-Clark Corp.	251	31,099
Kimco Realty Corp. REIT	736	13,616
Kinder Morgan, Inc.	2,675	53,527
KLA-Tencor Corp.	190	22,688
Kohl's Corp.	119	8,184
Kraft Heinz Co.	1,014	33,107
Kroger Co.	449	11,045
L Brands, Inc.	377	10,398
L3 Technologies, Inc.	123	25,383
Laboratory Corp. of America Holdings (b)	114	17,440
Lam Research Corp.	204	36,518
Lamb Weston Holdings, Inc.	159	11,915
Las Vegas Sands Corp.	816	49,743
Lear Corp.	40	5,428
Leidos Holdings, Inc.	214	13,715
Lennar Corp. Class A	321	15,758
Lennox International, Inc.	79	20,888
Liberty Media Corp.-Liberty Formula One Class C (b)	448	15,702
Liberty Media Corp.-Liberty SiriusXM Class A (b)	410	15,654
Lincoln National Corp.	279	16,377
Live Nation Entertainment, Inc. (b)(c)	119	7,561
Security Description	Shares	Value
Livent Corp. (b)	360	$ 4,421
LKQ Corp. (b)	518	14,701
Lockheed Martin Corp.	306	91,849
Loews Corp.	778	37,290
Lowe's Cos., Inc.	1,145	125,343
Lululemon Athletica, Inc. (b)	161	26,383
M&T Bank Corp.	176	27,636
Macerich Co. REIT (c)	246	10,664
Macy's, Inc.	291	6,993
ManpowerGroup, Inc.	243	20,094
Marathon Petroleum Corp.	2,226	133,226
Markel Corp. (b)	19	18,929
Marriott International, Inc. Class A	106	13,260
Marsh & McLennan Cos., Inc.	873	81,975
Masco Corp.	697	27,399
Mastercard, Inc. Class A	1,321	311,029
Mattel, Inc. (b)(c)	621	8,073
Maxim Integrated Products, Inc.	310	16,483
McCormick & Co., Inc. (c)	217	32,687
McDonald's Corp.	1,157	219,714
McKesson Corp.	324	37,927
Medtronic PLC	2,034	185,257
Merck & Co., Inc.	3,818	317,543
MetLife, Inc.	1,524	64,877
Mettler-Toledo International, Inc. (b)	40	28,920
MGM Resorts International	809	20,759
Microchip Technology, Inc. (c)	292	24,224
Micron Technology, Inc. (b)	1,590	65,715
Microsoft Corp.	10,215	1,204,757
Mid-America Apartment Communities, Inc. REIT	40	4,373
Middleby Corp. (b)(c)	79	10,272
Molson Coors Brewing Co. Class B	300	17,895
Mondelez International, Inc. Class A	2,328	116,214
Monster Beverage Corp. (b)	622	33,949
Moody's Corp.	207	37,486
Morgan Stanley	1,626	68,617
Mosaic Co.	159	4,342
Motorola Solutions, Inc.	160	22,467
MSCI, Inc.	159	31,616
Mylan NV (b)	697	19,753
Nasdaq, Inc.	21	1,837
National Oilwell Varco, Inc.	2,026	53,973
Nektar Therapeutics (b)	251	8,434
NetApp, Inc.	420	29,123
Netflix, Inc. (b)	601	214,293
Newell Brands, Inc. (c)	533	8,176
News Corp. Class A	898	11,171
Nielsen Holdings PLC	891	21,090
NIKE, Inc. Class B	2,018	169,936
Nordstrom, Inc.	79	3,506
Norfolk Southern Corp.	370	69,149
Northern Trust Corp.	139	12,567
Northrop Grumman Corp.	243	65,513

48

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
NVIDIA Corp.	840	$ 150,830
Old Dominion Freight Line, Inc.	159	22,958
Omnicom Group, Inc. (c)	28	2,044
ONEOK, Inc.	2,877	200,930
Oracle Corp.	4,363	234,337
O'Reilly Automotive, Inc. (b)	106	41,160
PACCAR, Inc.	486	33,116
Packaging Corp. of America	79	7,851
Palo Alto Networks, Inc. (b)	97	23,559
Parker-Hannifin Corp.	145	24,885
Paychex, Inc.	708	56,782
PayPal Holdings, Inc. (b)	1,535	159,394
People's United Financial, Inc.	408	6,708
PepsiCo, Inc.	1,985	243,262
Perrigo Co. PLC (c)	163	7,850
Pfizer, Inc.	8,335	353,987
Philip Morris International, Inc.	2,226	196,756
Phillips 66	2,838	270,092
Pioneer Natural Resources Co.	343	52,232
PNC Financial Services Group, Inc.	733	89,910
Polaris Industries, Inc.	117	9,878
PPG Industries, Inc.	574	64,787
Principal Financial Group, Inc.	528	26,500
Procter & Gamble Co.	3,619	376,557
Progressive Corp.	736	53,058
Prologis, Inc. REIT	1,017	73,173
Prudential Financial, Inc.	729	66,981
PTC, Inc. (b)	79	7,282
Public Storage REIT	231	50,307
PulteGroup, Inc.	327	9,143
PVH Corp.	99	12,073
Qorvo, Inc. (b)	124	8,895
QUALCOMM, Inc. (c)	2,156	122,957
Quest Diagnostics, Inc.	209	18,793
Qurate Retail, Inc. (b)	856	13,679
Ralph Lauren Corp.	119	15,432
Raytheon Co.	399	72,650
Realty Income Corp. REIT	216	15,889
Red Hat, Inc. (b)	235	42,934
Regeneron Pharmaceuticals, Inc. (b)	65	26,690
Regions Financial Corp.	1,237	17,504
ResMed, Inc.	214	22,250
Robert Half International, Inc.	270	17,593
Rockwell Automation, Inc.	124	21,757
Rollins, Inc.	370	15,399
Roper Technologies, Inc.	152	51,979
Ross Stores, Inc.	468	43,571
Royal Caribbean Cruises, Ltd.	40	4,585
S&P Global, Inc.	383	80,641
salesforce.com, Inc. (b)	907	143,642
SBA Communications Corp. REIT (b)	110	21,963
Schlumberger, Ltd.	4,498	195,978
Seagate Technology PLC	391	18,725
Sealed Air Corp.	668	30,768
SEI Investments Co.	159	8,308
Security Description	Shares	Value
Sempra Energy	990	$ 124,601
Sensata Technologies Holding PLC (b)	303	13,641
ServiceNow, Inc. (b)	173	42,643
Sherwin-Williams Co.	221	95,187
Signature Bank	40	5,123
Simon Property Group, Inc. REIT	498	90,741
Sirius XM Holdings, Inc. (c)	2,446	13,869
Skyworks Solutions, Inc.	146	12,042
SL Green Realty Corp. REIT	156	14,028
Snap-on, Inc. (c)	139	21,756
Spirit AeroSystems Holdings, Inc. Class A	211	19,313
Splunk, Inc. (b)	190	23,674
Square, Inc. Class A (b)	409	30,642
SS&C Technologies Holdings, Inc.	211	13,439
Stanley Black & Decker, Inc.	231	31,455
Starbucks Corp.	2,064	153,438
State Street Corp. (h)	474	31,194
Stryker Corp.	502	99,155
SunTrust Banks, Inc.	711	42,127
SVB Financial Group (b)	79	17,566
Symantec Corp.	1,099	25,266
Synchrony Financial	943	30,082
Synopsys, Inc. (b)	145	16,697
Sysco Corp.	940	62,754
T Rowe Price Group, Inc.	336	33,640
Take-Two Interactive Software, Inc. (b)	119	11,230
Tapestry, Inc.	406	13,191
Target Corp.	697	55,941
TD Ameritrade Holding Corp.	127	6,349
Teleflex, Inc.	51	15,410
Tesla, Inc. (b)	182	50,935
Texas Instruments, Inc.	1,510	160,166
Textron, Inc.	299	15,147
Thermo Fisher Scientific, Inc.	634	173,538
Tiffany & Co. (c)	223	23,538
TJX Cos., Inc.	1,787	95,086
T-Mobile US, Inc. (b)	308	21,283
Total System Services, Inc.	240	22,802
Tractor Supply Co.	174	17,010
TransDigm Group, Inc. (b)	49	22,246
TransUnion	291	19,450
Travelers Cos., Inc.	472	64,740
Trimble, Inc. (b)	448	18,099
TripAdvisor, Inc. (b)(c)	81	4,167
Twitter, Inc. (b)	985	32,387
UDR, Inc. REIT	211	9,592
Ulta Salon Cosmetics & Fragrance, Inc. (b)	72	25,109
Under Armour, Inc. Class A (b)	584	12,346
Union Pacific Corp.	1,110	185,592
United Parcel Service, Inc. Class B	801	89,504
United Rentals, Inc. (b)	148	16,909
United Technologies Corp.	1,360	175,290

49

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
UnitedHealth Group, Inc.	1,408	$ 348,142
Unum Group	291	9,845
US Bancorp	2,148	103,512
Vail Resorts, Inc.	79	17,167
Valero Energy Corp.	1,832	155,409
Varian Medical Systems, Inc. (b)	95	13,463
Veeva Systems, Inc. Class A (b)	193	24,484
Ventas, Inc. REIT	334	21,313
VEREIT, Inc.	839	7,022
VeriSign, Inc. (b)	79	14,343
Verisk Analytics, Inc.	335	44,555
Verizon Communications, Inc.	5,793	342,540
Vertex Pharmaceuticals, Inc. (b)	316	58,128
VF Corp.	510	44,324
Viacom, Inc. Class B	251	7,046
Visa, Inc. Class A	2,596	405,469
VMware, Inc. Class A	125	22,564
Voya Financial, Inc.	428	21,383
Vulcan Materials Co.	251	29,718
W.W. Grainger, Inc.	93	27,986
Wabtec Corp. (c)	243	17,914
Walmart, Inc.	2,046	199,546
Walgreens Boots Alliance, Inc.	1,380	87,313
Walt Disney Co.	2,890	320,830
Waters Corp. (b)	146	36,750
Wayfair, Inc. Class A (b)	119	17,666
WellCare Health Plans, Inc. (b)	40	10,790
Wells Fargo & Co.	6,338	306,252
Welltower, Inc. REIT	554	42,990
Western Digital Corp.	459	22,060
Western Union Co. (c)	948	17,510
Weyerhaeuser Co. REIT	1,629	42,908
Whirlpool Corp.	44	5,847
Williams Cos., Inc.	2,391	68,670
Willis Towers Watson PLC	167	29,334
Workday, Inc. Class A (b)	145	27,963
Worldpay, Inc. Class A (b)(e)	70	7,945
Worldpay, Inc. Class A (b)(e)	300	33,584
WP Carey, Inc. REIT	79	6,188
Wynn Resorts, Ltd.	158	18,853
Xerox Corp.	640	20,467
Xilinx, Inc.	473	59,972
XPO Logistics, Inc. (b)(c)	119	6,395
Xylem, Inc.	628	49,637
Yum! Brands, Inc.	211	21,060
Zayo Group Holdings, Inc. (b)	330	9,379
Zillow Group, Inc. Class C (b)(c)	270	9,380
Zimmer Biomet Holdings, Inc.	282	36,011
Zoetis, Inc.	616	62,013
		33,755,913
TOTAL COMMON STOCKS (Cost $57,432,423)		61,939,000

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (i) (j)	219,661	$ 219,661
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	648,609	648,609
TOTAL SHORT-TERM INVESTMENTS (Cost $868,270)		868,270
TOTAL INVESTMENTS — 100.5% (Cost $58,300,693)		62,807,270
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(330,406)
NET ASSETS — 100.0%		$ 62,476,864
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2019.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $46,049 representing 0.1% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(h)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2019.
(k)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

50

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$61,819,980	$119,020	$ 0(a)	$61,939,000
Short-Term Investments	868,270	—	—	868,270
TOTAL INVESTMENTS	$62,688,250	$119,020	$ 0	$62,807,270
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2019.
51

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	1,224	$ 102,547	$ 4,651	$ 53,765	$(7,879)	$(14,360)	474	$ 31,194	$ 765	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	258,097	258,097	6,199,548	6,237,984	—	—	219,661	219,661	2,363	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,758,501	1,758,501	4,796,666	5,906,558	—	—	648,609	648,609	3,911	—
Total		$2,119,145	$11,000,865	$12,198,307	$(7,879)	$(14,360)		$899,464	$7,039	$—
52	SARLOWC

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BRAZIL — 4.4%
Ambev SA ADR	515,462	$ 2,216,487
Ambev SA	11,634	50,312
Atacadao Distribuicao Comercio e Industria Ltda	8,232	42,496
B3 SA - Brasil Bolsa Balcao	18,989	156,725
Banco Bradesco SA Preference Shares	53,956	595,336
Banco Bradesco SA	17,315	168,403
Banco do Brasil SA	19,467	243,706
Banco Santander Brasil SA	5,644	63,768
BB Seguridade Participacoes SA	135,330	922,207
BR Malls Participacoes SA	6,532	21,098
Braskem SA Class A, Preference Shares	2,579	33,731
BRF SA (a)	5,828	33,919
BRF SA ADR (a)(b)	3,067	17,850
CCR SA	14,621	44,107
Centrais Eletricas Brasileiras SA (a)	5,010	47,233
Centrais Eletricas Brasileiras SA ADR (a)(b)	5,576	53,864
Centrais Eletricas Brasileiras SA Class B, Preference Shares (a)	532	5,176
Cia Brasileira de Distribuicao ADR	1,509	35,130
Cia Brasileira de Distribuicao Preference Shares	42	987
Cia de Saneamento Basico do Estado de Sao Paulo	884	9,540
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,645	80,884
Cia Energetica de Minas Gerais ADR (b)	10,767	38,438
Cia Energetica de Minas Gerais Preference Shares	6,805	24,305
Cia Siderurgica Nacional SA ADR (a)	7,930	32,592
Cia Siderurgica Nacional SA (a)	1,330	5,554
Cielo SA	161,139	392,941
Cosan SA	2,593	28,417
Embraer SA	1,050	4,978
Embraer SA ADR	3,572	67,904
Engie Brasil Energia SA	21,183	232,476
Equatorial Energia SA	32,526	668,623
Gerdau SA Preference Shares	22,260	86,599
Hypera SA	36,562	243,327
IRB Brasil Resseguros S/A	14,847	348,123
Itau Unibanco Holding SA Preference Shares ADR (c)	74,081	652,654
Itau Unibanco Holding SA Preference Shares (c)	1,822	16,119
Itausa - Investimentos Itau SA Preference Shares	484,956	1,492,862
JBS SA	42,397	173,436
Klabin SA	6,270	27,437
Security Description	Shares	Value
Kroton Educacional SA	25,639	$ 69,834
Localiza Rent a Car SA	1,233	10,474
Lojas Americanas SA Preference Shares	5,496	23,683
Lojas Renner SA	69,643	783,813
M Dias Branco SA	9,246	103,230
Magazine Luiza SA	2,824	125,428
Multiplan Empreendimentos Imobiliarios SA	672	4,039
Natura Cosmeticos SA	646	7,535
Petrobras Distribuidora SA	9,096	54,108
Petroleo Brasileiro SA Preference Shares ADR	33,013	472,086
Petroleo Brasileiro SA ADR	21,820	347,374
Petroleo Brasileiro SA Preference Shares	551	3,973
Porto Seguro SA	2,420	33,473
Raia Drogasil SA	14,084	236,320
Rumo SA (a)	26,806	131,905
Sul America SA	12,102	92,669
Suzano Papel e Celulose SA	2,905	34,748
Suzano SA ADR (a)(b)	1,980	46,906
Telefonica Brasil SA ADR	14,221	171,647
Telefonica Brasil SA Preference Shares	768	9,374
TIM Participacoes SA ADR (b)	2,969	44,773
TIM Participacoes SA	1,946	5,895
Ultrapar Participacoes SA	457	5,519
Ultrapar Participacoes SA ADR	7,957	95,086
Vale SA ADR	31,080	405,905
Vale SA	2,235	29,249
WEG SA	5,347	24,731
		12,753,521
CHILE — 1.4%
Aguas Andinas SA Class A	916,757	521,244
Banco de Chile	1,482,701	218,306
Banco de Chile ADR	37,640	1,108,122
Banco de Credito e Inversiones SA	3,199	204,518
Banco Santander Chile ADR	1,873	55,722
Banco Santander Chile	97,060	7,301
Cencosud SA	39,312	68,060
Cia Cervecerias Unidas SA	1,895	27,130
Cia Cervecerias Unidas SA ADR	8,736	257,363
Colbun SA	476,435	107,683
Embotelladora Andina SA Class B, Preference Shares	1,318	4,813
Empresa Nacional de Telecomunicaciones SA	112	1,166
Empresas CMPC SA	17,449	61,542
Empresas COPEC SA	4,270	54,216
Enel Americas SA ADR (b)	17,944	160,240
Enel Americas SA	69,798	12,409
Enel Chile SA ADR	1,994	10,329
Enel Chile SA	189,904	19,898
Itau CorpBanca ADR	825	10,708

53

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Latam Airlines Group SA ADR (b)	4,064	$ 42,997
Latam Airlines Group SA	740	7,868
SACI Falabella	103,254	767,795
Sociedad Quimica y Minera de Chile SA ADR (b)	11,036	424,224
		4,153,654
CHINA — 25.2%
3SBio, Inc. (b)(d)	43,890	86,327
51job, Inc. ADR (a)	970	75,544
58.com, Inc. ADR (a)	16	1,051
AAC Technologies Holdings, Inc. (b)	109,500	647,937
Agile Group Holdings, Ltd.	28,000	45,300
Agricultural Bank of China, Ltd. Class A	44,300	24,587
Agricultural Bank of China, Ltd. Class H	2,938,000	1,354,857
Air China, Ltd. Class H	52,000	63,990
Alibaba Group Holding, Ltd. ADR (a)	12,247	2,234,465
Aluminum Corp. of China, Ltd. Class H (a)	114,000	41,970
Angang Steel Co., Ltd. Class H (b)	24,000	17,549
Anhui Conch Cement Co., Ltd. Class A	6,600	37,495
Anhui Conch Cement Co., Ltd. Class H	135,000	824,623
ANTA Sports Products, Ltd.	179,000	1,217,664
Autohome, Inc. ADR (a)(b)	7,281	765,379
AviChina Industry & Technology Co., Ltd. Class H	58,000	37,017
BAIC Motor Corp., Ltd. Class H (d)	39,500	25,814
Baidu, Inc. ADR (a)	5,590	921,511
Bank of Beijing Co., Ltd. Class A	130,500	120,390
Bank of China, Ltd. Class H	6,072,071	2,753,721
Bank of Communications Co., Ltd. Class A	245,100	227,571
Bank of Communications Co., Ltd. Class H	539,000	441,502
Bank of Jiangsu Co., Ltd. Class A	71,600	75,961
Bank of Nanjing Co., Ltd. Class A	48,000	56,495
Bank of Ningbo Co., Ltd. Class A	30,100	95,128
Bank of Shanghai Co., Ltd. Class A	67,300	119,967
BBMG Corp. Class H (b)	80,000	29,350
Beijing Capital International Airport Co., Ltd. Class H	174,000	165,135
Beijing Enterprises Holdings, Ltd.	13,500	76,529
Beijing Enterprises Water Group, Ltd.	82,000	50,663
BOE Technology Group Co., Ltd. Class A	120,600	69,984
Brilliance China Automotive Holdings, Ltd. (b)	352,000	348,863
Security Description	Shares	Value
BYD Co., Ltd. Class H (b)	9,000	$ 54,230
BYD Electronic International Co., Ltd.	11,000	14,181
CAR, Inc. (a)	284,000	244,929
CGN Power Co., Ltd. Class H (d)	353,100	98,509
China Agri-Industries Holdings, Ltd.	111,000	38,037
China Cinda Asset Management Co., Ltd. Class H	364,548	101,238
China CITIC Bank Corp., Ltd. Class H	875,000	557,328
China Coal Energy Co., Ltd. Class H	75,000	31,051
China Communications Construction Co., Ltd. Class H	256,000	264,807
China Communications Services Corp., Ltd. Class H	50,000	44,586
China Conch Venture Holdings, Ltd.	176,500	631,807
China Construction Bank Corp. Class H	4,076,394	3,494,816
China Eastern Airlines Corp., Ltd. Class H	42,000	29,801
China Everbright Bank Co., Ltd. Class H	418,274	197,682
China Everbright International, Ltd.	69,888	71,046
China Evergrande Group (b)	37,625	125,098
China Galaxy Securities Co., Ltd. Class H	120,334	79,099
China Hongqiao Group, Ltd.	96,000	72,276
China Huarong Asset Management Co., Ltd. Class H (d)	553,200	117,688
China Huishan Dairy Holdings Co., Ltd. (a)(e)	1,072,393	—
China International Capital Corp., Ltd. Class H (b)(d)	12,800	29,644
China International Travel Service Corp., Ltd. Class A	2,900	30,240
China Jinmao Holdings Group, Ltd.	88,000	57,397
China Life Insurance Co., Ltd. Class H	190,000	510,704
China Longyuan Power Group Corp., Ltd. Class H	112,000	77,901
China Medical System Holdings, Ltd.	259,733	251,794
China Mengniu Dairy Co., Ltd.	72,000	267,823
China Merchants Bank Co., Ltd. Class A	6,800	34,320
China Merchants Bank Co., Ltd. Class H	90,500	439,821
China Merchants Port Holdings Co., Ltd.	49,812	106,097
China Minsheng Banking Corp., Ltd. Class A	82,100	77,450
China Minsheng Banking Corp., Ltd. Class H	358,460	260,285

54

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
China Mobile, Ltd.	263,497	$ 2,685,337
China Molybdenum Co., Ltd. Class H	60,000	25,070
China National Building Material Co., Ltd. Class H	106,000	83,585
China Oilfield Services, Ltd. Class H	28,000	30,247
China Overseas Land & Investment, Ltd.	86,000	326,473
China Pacific Insurance Group Co., Ltd. Class A	14,700	74,455
China Pacific Insurance Group Co., Ltd. Class H	45,600	178,916
China Petroleum & Chemical Corp. Class H	1,898,395	1,496,960
China Power International Development, Ltd.	186,000	47,626
China Railway Construction Corp., Ltd. Class H	94,500	123,754
China Railway Group, Ltd. Class H	154,000	140,465
China Railway Signal & Communication Corp., Ltd. Class H (d)	553,000	437,472
China Reinsurance Group Corp. Class H	2,221,000	469,667
China Resources Beer Holdings Co., Ltd.	176,092	741,386
China Resources Gas Group, Ltd.	130,000	612,743
China Resources Pharmaceutical Group, Ltd. (d)	233,500	330,174
China Resources Power Holdings Co., Ltd.	114,267	171,765
China Shenhua Energy Co., Ltd. Class A	25,500	74,406
China Shenhua Energy Co., Ltd. Class H	78,000	177,861
China Southern Airlines Co., Ltd. Class H	58,000	51,868
China State Construction Engineering Corp., Ltd. Class A	26,400	24,041
China Taiping Insurance Holdings Co., Ltd.	34,210	101,977
China Telecom Corp., Ltd. Class H	1,952,000	1,084,175
China Tower Corp., Ltd. Class H (a)(d)	788,000	182,697
China Travel International Investment Hong Kong, Ltd.	72,000	18,344
China Unicom Hong Kong, Ltd.	256,000	324,486
China Vanke Co., Ltd. Class H	22,492	94,553
China Yangtze Power Co., Ltd. Class A	84,500	212,110
China Zhongwang Holdings, Ltd.	56,800	30,969
Chongqing Rural Commercial Bank Co., Ltd. Class H	162,000	93,486
CIFI Holdings Group Co., Ltd.	66,000	50,026
Security Description	Shares	Value
CITIC Securities Co., Ltd. Class H	40,000	$ 93,147
CITIC, Ltd.	229,000	341,898
CNOOC, Ltd.	341,000	638,565
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	178,000	102,039
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	36,500	15,158
COSCO SHIPPING Ports, Ltd.	354,983	383,475
Country Garden Holdings Co., Ltd.	149,266	233,123
Country Garden Services Holdings Co., Ltd. (a)	154,000	286,815
CRRC Corp., Ltd. Class H	80,000	75,414
CSPC Pharmaceutical Group, Ltd.	682,000	1,268,441
Ctrip.com International, Ltd. ADR (a)	3,139	137,143
Dali Foods Group Co., Ltd. (d)	294,500	220,220
Daqin Railway Co., Ltd. Class A	87,600	108,707
Datang International Power Generation Co., Ltd. Class H	98,000	26,217
Dongfeng Motor Group Co., Ltd. Class H	196,000	196,251
ENN Energy Holdings, Ltd.	21,600	208,847
Far East Horizon, Ltd.	51,000	54,054
Focus Media Information Technology Co., Ltd. Class A	80,000	74,636
Foshan Haitian Flavouring & Food Co., Ltd. Class A	4,300	55,472
Fosun International, Ltd.	58,000	98,268
Future Land Development Holdings, Ltd.	28,000	34,670
Fuyao Glass Industry Group Co., Ltd. Class H (d)	67,200	225,571
Geely Automobile Holdings, Ltd.	797,000	1,522,940
GF Securities Co., Ltd. Class H	35,200	50,581
GOME Retail Holdings, Ltd. (a)(b)	378,000	35,152
Great Wall Motor Co., Ltd. Class H (b)	141,000	105,796
Gree Electric Appliances, Inc. of Zhuhai Class A	5,900	41,445
Greentown China Holdings, Ltd.	22,500	22,471
Greentown Service Group Co., Ltd.	96,000	85,116
Guangdong Investment, Ltd.	736,000	1,421,380
Guangzhou Automobile Group Co., Ltd. Class H	67,200	79,356
Guangzhou R&F Properties Co., Ltd. Class H	33,200	71,814
Guotai Junan Securities Co., Ltd. Class H (d)	10,600	23,631
Haitian International Holdings, Ltd.	66,000	149,993
Haitong Securities Co., Ltd. Class H	80,400	104,060

55

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	42,607	$ 222,334
Hengan International Group Co., Ltd.	117,374	1,028,711
Huadian Power International Corp., Ltd. Class H	240,000	98,752
Huaneng Power International, Inc. Class H	782,000	454,260
Huaneng Renewables Corp., Ltd. Class H	130,000	36,102
Huatai Securities Co., Ltd. Class H (d)	32,643	65,286
Huaxia Bank Co., Ltd. Class A	49,200	60,396
Huazhu Group, Ltd. ADR (b)	364	15,339
Industrial & Commercial Bank of China, Ltd. Class A	30,200	25,029
Industrial & Commercial Bank of China, Ltd. Class H	3,625,448	2,655,600
Industrial Bank Co., Ltd. Class A	129,400	349,847
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	10,200	44,181
Inner Mongolia Yitai Coal Co., Ltd. Class B	239,600	294,948
JD.com, Inc. ADR (a)	5,986	180,478
Jiangsu Expressway Co., Ltd. Class H	442,000	624,998
Jiangsu Hengrui Medicine Co., Ltd. Class A	18,360	178,719
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	2,600	50,455
Jiangxi Copper Co., Ltd. Class H	58,000	76,989
Kaisa Group Holdings, Ltd.	63,000	28,571
Kangmei Pharmaceutical Co., Ltd. Class A	25,800	40,117
Kingsoft Corp., Ltd.	16,000	40,683
Kunlun Energy Co., Ltd.	56,000	58,497
Kweichow Moutai Co., Ltd. Class A	2,800	355,795
KWG Group Holdings, Ltd.	27,500	33,175
Legend Holdings Corp. Class H (d)	19,000	50,465
Lenovo Group, Ltd.	852,915	767,085
Logan Property Holdings Co., Ltd.	16,000	26,497
Longfor Group Holdings, Ltd.	23,500	82,774
Luye Pharma Group, Ltd. (b)(d)	22,500	19,663
Metallurgical Corp. of China, Ltd. Class H	167,000	49,356
MMG, Ltd. (a)	40,000	16,255
Momo, Inc. ADR (a)	32	1,224
NetEase, Inc. ADR	8,805	2,125,967
New China Life Insurance Co., Ltd. Class H	17,400	88,663
New Oriental Education & Technology Group, Inc. ADR (a)	16,627	1,497,926
Nexteer Automotive Group, Ltd.	114,000	140,867
Noah Holdings, Ltd. ADR (a)(b)	2,214	107,290
Security Description	Shares	Value
People's Insurance Co. Group of China, Ltd. Class H	314,000	$ 134,401
PetroChina Co., Ltd. Class H	1,554,000	1,007,632
PICC Property & Casualty Co., Ltd. Class H	220,270	250,296
Ping An Insurance Group Co. of China, Ltd. Class H	82,000	918,197
Postal Savings Bank of China Co., Ltd. Class H (d)	79,000	45,186
Semiconductor Manufacturing International Corp. (a)(b)	79,700	80,614
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	232,000	221,657
Shanghai Electric Group Co., Ltd. Class H	104,000	39,480
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	6,000	21,669
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	341,727	501,655
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	102,600	223,499
Shanghai Pudong Development Bank Co., Ltd. Class A	183,324	307,693
Shenzhen Investment, Ltd.	90,000	34,395
Shenzhou International Group Holdings, Ltd.	127,200	1,704,653
Shui On Land, Ltd.	84,500	20,883
Sihuan Pharmaceutical Holdings Group, Ltd.	397,000	96,090
SINA Corp. (a)	1,147	67,948
Sino-Ocean Group Holding, Ltd.	111,000	48,642
Sinopec Engineering Group Co., Ltd. Class H	32,000	31,226
Sinopec Shanghai Petrochemical Co., Ltd. Class H	412,000	196,292
Sinopharm Group Co., Ltd. Class H	70,000	291,594
Sinotrans, Ltd. Class H	71,000	30,480
Sinotruk Hong Kong, Ltd.	16,500	35,102
SOHO China, Ltd. (a)	22,000	9,248
Sunac China Holdings, Ltd. (b)	23,697	118,033
Sunny Optical Technology Group Co., Ltd.	87,593	1,046,101
TAL Education Group ADR (a)	3,758	135,589
Tencent Holdings, Ltd.	156,978	7,219,034
Tingyi Cayman Islands Holding Corp.	18,000	29,672
Tong Ren Tang Technologies Co., Ltd. Class H (b)	14,000	18,798
Towngas China Co., Ltd.	31,000	24,366
TravelSky Technology, Ltd. Class H	129,000	340,989
Tsingtao Brewery Co., Ltd. Class H	4,000	18,854
Uni-President China Holdings, Ltd.	28,000	27,465
Vipshop Holdings, Ltd. ADR (a)	10,475	84,114

56

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Want Want China Holdings, Ltd.	597,000	$ 495,855
Weibo Corp. ADR (a)(b)	5,818	360,658
Weichai Power Co., Ltd. Class H	57,000	91,055
Wuliangye Yibin Co., Ltd. Class A	6,000	84,813
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	25,800	37,139
Xinyi Solar Holdings, Ltd.	91,450	44,036
Yanzhou Coal Mining Co., Ltd. Class H	46,000	45,180
Yihai International Holding, Ltd.	43,000	191,447
Yum China Holdings, Inc.	57,345	2,575,364
Yunnan Baiyao Group Co., Ltd. Class A	7,300	92,870
Yuzhou Properties Co., Ltd.	38,511	23,254
YY, Inc. ADR (a)	420	35,284
Zhaojin Mining Industry Co., Ltd. Class H	390,500	391,000
Zhejiang Expressway Co., Ltd. Class H	48,000	55,032
Zhongsheng Group Holdings, Ltd.	9,500	23,575
Zhuzhou CRRC Times Electric Co., Ltd. Class H	6,000	35,465
Zijin Mining Group Co., Ltd. Class H	110,000	45,542
ZTE Corp. Class H (a)	47,280	142,142
		72,699,536
COLOMBIA — 0.3%
Bancolombia SA ADR	1,378	70,361
Bancolombia SA	3,826	47,563
Bancolombia SA Preference Shares	2,347	29,766
Cementos Argos SA	1,681	4,158
Ecopetrol SA ADR	1,616	34,647
Ecopetrol SA	10,262	11,001
Grupo Argos SA	12,271	69,724
Grupo Aval Acciones y Valores SA Preference Shares	49,514	19,197
Grupo de Inversiones Suramericana SA Preference Shares	9,109	98,368
Grupo de Inversiones Suramericana SA	4,246	48,838
Interconexion Electrica SA ESP	110,294	552,599
		986,222
CZECH REPUBLIC — 0.2%
CEZ A/S	6,837	160,636
Komercni banka A/S	7,648	312,504
Moneta Money Bank A/S (d)	61,570	212,506
		685,646
EGYPT — 0.4%
Commercial International Bank Egypt SAE GDR	271,595	1,055,147
Eastern Tobacco	127,019	133,396
Security Description	Shares	Value
ElSewedy Electric Co.	94,784	$ 85,048
		1,273,591
GREECE — 0.3%
Alpha Bank AE (a)	102,577	142,130
FF Group (a)(e)	491	1,323
Hellenic Telecommunications Organization SA	12,033	161,324
JUMBO SA	5,154	86,229
Motor Oil Hellas Corinth Refineries SA	8,485	197,217
OPAP SA	11,552	119,335
Titan Cement Co. SA	11,195	242,104
		949,662
HONG KONG — 0.9%
Alibaba Pictures Group, Ltd. (a)	230,000	40,726
China Ding Yi Feng Holdings, Ltd. (a)(b)(f)	64,000	188,332
China Everbright, Ltd.	30,000	59,465
China First Capital Group, Ltd. (a)	148,000	78,243
China Gas Holdings, Ltd.	54,000	189,861
China Resources Cement Holdings, Ltd.	24,000	24,764
China Resources Land, Ltd.	50,444	226,196
China State Construction International Holdings, Ltd.	50,000	46,816
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	21,417
Fullshare Holdings, Ltd. (b)	685,893	91,744
Haier Electronics Group Co., Ltd.	143,000	415,340
Hanergy Thin Film Power Group, Ltd. (a)(b)(e)	598,000	—
Hutchison China MediTech, Ltd. ADR (a)	6,244	190,942
Jiayuan International Group, Ltd.	34,000	17,975
Kingboard Holdings, Ltd.	37,000	131,268
Kingboard Laminates Holdings, Ltd.	20,500	21,545
Lee & Man Paper Manufacturing, Ltd.	282,000	240,330
Nine Dragons Paper Holdings, Ltd.	38,000	36,209
Shanghai Industrial Holdings, Ltd.	30,000	70,625
Shenzhen International Holdings, Ltd.	62,000	131,583
Shimao Property Holdings, Ltd.	34,000	106,332
Sino Biopharmaceutical, Ltd.	36,000	32,836
Sun Art Retail Group, Ltd.	138,832	135,296
Yuexiu Property Co., Ltd.	158,000	38,041
		2,535,886
HUNGARY — 0.5%
MOL Hungarian Oil & Gas PLC	40,681	465,549
OTP Bank Nyrt	7,937	349,134
Richter Gedeon Nyrt	25,103	473,244
		1,287,927

57

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
INDIA — 12.3%
Adani Ports & Special Economic Zone, Ltd.	4,324	$ 23,603
Ambuja Cements, Ltd.	3,111	10,567
Ashok Leyland, Ltd.	15,323	20,195
Asian Paints, Ltd.	64,078	1,380,718
Aurobindo Pharma, Ltd.	26,858	304,055
Avenue Supermarts, Ltd. (a)(d)	12,608	267,739
Axis Bank, Ltd. (a)	17,451	195,796
Bajaj Auto, Ltd.	9,016	378,874
Bajaj Finance, Ltd.	5,445	237,764
Bajaj Finserv, Ltd.	2,538	257,814
Bharat Forge, Ltd.	734	5,429
Bharat Petroleum Corp., Ltd.	100,493	576,701
Bharti Airtel, Ltd.	24,145	116,098
Bharti Infratel, Ltd.	50,979	230,629
Bosch, Ltd.	645	169,314
Britannia Industries, Ltd.	15,412	686,449
Cadila Healthcare, Ltd.	29,211	146,340
Cipla, Ltd.	10,849	82,830
Coal India, Ltd.	111,370	381,335
Container Corp. Of India, Ltd.	453	3,435
Dabur India, Ltd.	169,992	1,003,143
Dr Reddy's Laboratories, Ltd. ADR	431	17,455
Dr Reddy's Laboratories, Ltd.	588	23,599
Eicher Motors, Ltd.	1,778	527,374
GAIL India, Ltd. GDR	2,351	71,941
Glenmark Pharmaceuticals, Ltd.	1,960	18,311
Godrej Consumer Products, Ltd.	41,263	408,609
Grasim Industries, Ltd.	4,615	57,155
Havells India, Ltd.	24,196	269,815
HCL Technologies, Ltd.	120,357	1,889,314
Hero MotoCorp, Ltd.	6,747	248,663
Hindalco Industries, Ltd.	25,520	75,703
Hindustan Petroleum Corp., Ltd.	91,668	375,604
Hindustan Unilever, Ltd.	108,628	2,676,381
Housing Development Finance Corp., Ltd.	21,971	624,243
ICICI Bank, Ltd. ADR	12,452	142,700
ICICI Bank, Ltd.	2,283	13,199
Indiabulls Housing Finance, Ltd.	4,443	55,044
Indian Oil Corp., Ltd.	41,816	98,300
Infosys, Ltd. ADR	288,267	3,150,758
Infosys, Ltd.	205,030	2,201,538
InterGlobe Aviation, Ltd. (d)	12,508	257,861
ITC, Ltd.	384,350	1,649,196
JSW Steel, Ltd.	10,817	45,759
Larsen & Toubro, Ltd. GDR	4,973	99,062
Larsen & Toubro, Ltd.	457	9,139
LIC Housing Finance, Ltd.	6,515	50,051
Lupin, Ltd.	7,150	76,335
Mahindra & Mahindra Financial Services, Ltd.	1,142	6,943
Mahindra & Mahindra, Ltd. GDR	10,468	103,633
Mahindra & Mahindra, Ltd.	728	7,082
Security Description	Shares	Value
Marico, Ltd.	124,548	$ 623,234
Maruti Suzuki India, Ltd.	11,482	1,105,943
Motherson Sumi Systems, Ltd.	6,137	13,262
Nestle India, Ltd.	3,718	588,276
NTPC, Ltd.	39,835	77,457
Oil & Natural Gas Corp., Ltd.	37,936	87,481
Page Industries, Ltd.	713	257,022
Petronet LNG, Ltd.	125,539	455,855
Pidilite Industries, Ltd.	16,803	302,284
Piramal Enterprises, Ltd.	799	31,871
Power Grid Corp. of India, Ltd.	67,162	191,864
REC, Ltd.	25,940	57,253
Reliance Industries, Ltd. GDR (d)	16,458	659,966
Reliance Industries, Ltd.	12,327	242,581
Shree Cement, Ltd.	37	9,970
Shriram Transport Finance Co., Ltd.	1,261	23,252
State Bank of India GDR (a)	2,570	118,862
Sun Pharmaceutical Industries, Ltd.	24,188	167,195
Tata Consultancy Services, Ltd.	143,765	4,153,984
Tata Motors, Ltd. ADR (a)	13,511	169,698
Tata Motors, Ltd. (a)	20,898	52,566
Tata Power Co., Ltd.	21,726	23,145
Tata Steel, Ltd.	798	6,002
Tata Steel, Ltd. GDR	4,503	33,322
Tech Mahindra, Ltd.	84,079	941,709
Titan Co., Ltd.	44,430	732,333
UltraTech Cement, Ltd.	716	41,325
United Spirits, Ltd. (a)	189	1,511
UPL, Ltd.	37,768	522,755
Vedanta, Ltd.	26,064	69,397
Vodafone Idea, Ltd. (a)	82,756	21,801
Wipro, Ltd. ADR (b)	207,855	827,263
Wipro, Ltd.	185,989	684,085
Yes Bank, Ltd.	24,434	97,031
Zee Entertainment Enterprises, Ltd.	46,046	296,117
		35,417,267
INDONESIA — 4.4%
Adaro Energy Tbk PT	275,400	26,012
AKR Corporindo Tbk PT	400	133
Astra International Tbk PT	224,800	115,636
Bank Central Asia Tbk PT	1,765,925	3,441,321
Bank Danamon Indonesia Tbk PT	39,100	25,536
Bank Mandiri Persero Tbk PT	605,600	316,834
Bank Negara Indonesia Persero Tbk PT	172,600	113,935
Bank Rakyat Indonesia Persero Tbk PT	6,222,300	1,800,272
Bank Tabungan Negara Persero Tbk PT	158,400	27,142
Bukit Asam Tbk PT	374,300	110,397
Bumi Serpong Damai Tbk PT (a)	116,200	11,465
Charoen Pokphand Indonesia Tbk PT	715,600	321,618

58

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Gudang Garam Tbk PT	84,700	$ 494,876
Hanjaya Mandala Sampoerna Tbk PT	2,734,000	719,979
Indah Kiat Pulp & Paper Corp. Tbk PT	41,500	25,063
Indocement Tunggal Prakarsa Tbk PT	22,700	34,911
Indofood CBP Sukses Makmur Tbk PT	506,100	331,417
Indofood Sukses Makmur Tbk PT	472,200	211,396
Jasa Marga Persero Tbk PT	213,500	89,583
Kalbe Farma Tbk PT	2,135,800	227,979
Pakuwon Jati Tbk PT	1,746,178	84,611
Perusahaan Gas Negara Persero Tbk	294,700	48,634
Semen Indonesia Persero Tbk PT	53,100	52,019
Surya Citra Media Tbk PT	802,100	93,222
Telekomunikasi Indonesia Persero Tbk PT	7,857,775	2,179,650
Tower Bersama Infrastructure Tbk PT	17,091	4,729
Unilever Indonesia Tbk PT	416,200	1,438,725
United Tractors Tbk PT	173,300	329,197
		12,676,292
LUXEMBOURG — 0.1%
Reinet Investments SCA	10,359	177,273
MALAYSIA — 3.5%
AirAsia Group Bhd	42,700	27,822
Alliance Bank Malaysia Bhd	44,300	44,381
AMMB Holdings Bhd	80,100	89,469
Axiata Group Bhd	33,966	34,528
British American Tobacco Malaysia Bhd	19,500	172,622
CIMB Group Holdings Bhd	112,532	141,957
Dialog Group Bhd	11,100	8,619
DiGi.Com Bhd	98,700	110,002
Fraser & Neave Holdings Bhd	27,000	230,418
Gamuda Bhd	31,800	22,433
Genting Bhd	44,800	72,865
Genting Malaysia Bhd	58,300	45,698
Genting Plantations Bhd	800	2,077
HAP Seng Consolidated Bhd	150,100	363,990
Hartalega Holdings Bhd	123,500	140,062
Hong Leong Bank Bhd	180,920	899,614
Hong Leong Financial Group Bhd	8,700	40,873
IHH Healthcare Bhd	755,500	1,067,786
IJM Corp. Bhd	81,200	44,155
IOI Corp. Bhd	59,700	65,220
IOI Properties Group Bhd	19,708	6,372
Kuala Lumpur Kepong Bhd	55,900	339,576
Malayan Banking Bhd	564,828	1,282,537
Malaysia Airports Holdings Bhd	3,100	5,498
Maxis Bhd	421,700	553,659
MISC Bhd	24,700	40,476
Nestle Malaysia Bhd	7,800	280,475
Petronas Chemicals Group Bhd	375,000	841,396
Security Description	Shares	Value
Petronas Dagangan Bhd	48,000	$ 293,938
Petronas Gas Bhd	6,200	26,759
PPB Group Bhd	73,560	330,097
Public Bank Bhd	268,811	1,524,963
RHB Capital Bhd	36,238	50,596
Sime Darby Bhd	22,127	12,087
Sime Darby Plantation Bhd	27,727	34,094
Sime Darby Property Bhd	98,627	26,816
SP Setia Bhd Group	41,618	23,141
Telekom Malaysia Bhd	66,685	52,270
Tenaga Nasional Bhd	180,200	558,808
Top Glove Corp. Bhd	7,200	8,148
Westports Holdings Bhd	184,438	169,868
YTL Corp. Bhd	173,238	44,980
		10,131,145
MEXICO — 1.9%
Alfa SAB de CV Class A	88,349	93,963
America Movil SAB de CV Series L	500,727	358,298
Arca Continental SAB de CV	55,964	311,967
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	27,295	37,331
Cemex SAB de CV Series CPO (a)	419,615	196,206
Coca-Cola Femsa SAB de CV Series L	16,480	109,011
El Puerto de Liverpool SAB de CV Series C1	450	2,856
Fibra Uno Administracion SA de CV REIT	63,191	87,371
Fomento Economico Mexicano SAB de CV	24,792	228,972
Gruma SAB de CV Class B	36,035	368,199
Grupo Aeroportuario del Pacifico SAB de CV Class B	35,579	316,070
Grupo Aeroportuario del Sureste SAB de CV Class B	19,937	322,363
Grupo Bimbo SAB de CV Class A	29,223	61,135
Grupo Carso SAB de CV Series A1	5,099	20,054
Grupo Financiero Banorte SAB de CV Series O	43,863	238,655
Grupo Financiero Inbursa SAB de CV Series O	34,805	48,249
Grupo Mexico SAB de CV Class B	60,380	166,098
Grupo Televisa SAB Series CPO	34,329	76,082
Industrias Penoles SAB de CV	1,088	13,606
Infraestructura Energetica Nova SAB de CV	41,802	168,113
Kimberly-Clark de Mexico SAB de CV Class A	2,513	4,268
Mexichem SAB de CV	13,759	32,920
Promotora y Operadora de Infraestructura SAB de CV	1,176	11,689

59

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Wal-Mart de Mexico SAB de CV	760,881	$ 2,036,600
		5,310,076
PAKISTAN — 0.1%
Habib Bank, Ltd.	52,834	49,733
MCB Bank, Ltd.	73,597	102,764
Oil & Gas Development Co., Ltd.	5,662	5,936
		158,433
PERU — 0.6%
Cia de Minas Buenaventura SAA ADR	920	15,898
Credicorp, Ltd.	6,199	1,487,450
Southern Copper Corp.	7,936	314,900
		1,818,248
PHILIPPINES — 1.5%
Aboitiz Equity Ventures, Inc.	252,920	283,939
Aboitiz Power Corp.	572,600	386,022
Alliance Global Group, Inc.	102,900	31,668
Ayala Corp.	1,990	35,624
Ayala Land, Inc.	39,100	33,433
Bank of the Philippine Islands	302,599	485,219
BDO Unibank, Inc.	274,502	699,455
DMCI Holdings, Inc.	455,330	104,056
Globe Telecom, Inc.	830	30,633
GT Capital Holdings, Inc.	1,098	19,478
International Container Terminal Services, Inc.	66,440	165,372
JG Summit Holdings, Inc.	47,860	57,877
Jollibee Foods Corp.	135,360	817,161
Manila Electric Co.	60,690	439,196
Megaworld Corp.	197,000	21,760
Metro Pacific Investments Corp.	157,200	14,519
Metropolitan Bank & Trust Co.	137,738	209,584
PLDT, Inc.	2,021	44,261
Robinsons Land Corp.	93,963	43,841
Security Bank Corp.	35,510	116,992
SM Investments Corp.	4,175	74,261
SM Prime Holdings, Inc.	73,800	56,077
Universal Robina Corp.	63,790	184,652
		4,355,080
POLAND — 0.6%
Alior Bank SA (a)	2,017	31,435
Bank Handlowy w Warszawie SA	767	13,504
Bank Millennium SA (a)	20,652	48,158
Bank Polska Kasa Opieki SA	10,253	294,177
CCC SA	203	11,395
CD Projekt SA (a)	1,808	94,318
Cyfrowy Polsat SA (a)	19,904	133,321
Dino Polska SA (a)(d)	4,851	153,102
Grupa Lotos SA	2,206	47,988
Jastrzebska Spolka Weglowa SA (a)	1,051	16,722
KGHM Polska Miedz SA (a)	2,172	60,619
LPP SA	11	23,886
mBank SA	405	44,917
Security Description	Shares	Value
Orange Polska SA (a)	22,526	$ 30,142
PGE Polska Grupa Energetyczna SA (a)	50,408	130,692
Polski Koncern Naftowy ORLEN SA	9,055	230,612
Polskie Gornictwo Naftowe i Gazownictwo SA	38,973	63,585
Powszechna Kasa Oszczednosci Bank Polski SA	20,000	201,260
Powszechny Zaklad Ubezpieczen SA	9,912	104,708
Santander Bank Polska SA	674	66,981
		1,801,522
QATAR — 1.3%
Barwa Real Estate Co.	39,084	393,443
Commercial Bank PQSC	21,179	261,484
Ezdan Holding Group QSC (a)	10,010	27,219
Industries Qatar QSC	2,105	71,636
Masraf Al Rayan QSC	59,591	601,516
Ooredoo QSC	3,506	63,943
Qatar Electricity & Water Co. QSC	10,601	501,668
Qatar Insurance Co. SAQ	3,536	35,440
Qatar Islamic Bank SAQ	18,989	790,958
Qatar National Bank QPSC	17,801	882,533
		3,629,840
ROMANIA — 0.0% (g)
NEPI Rockcastle PLC	4,367	36,774
RUSSIA — 3.0%
Alrosa PJSC	271,552	382,585
Gazprom PJSC ADR	358,056	1,616,265
Inter RAO UES PJSC	1,398,310	79,336
LUKOIL PJSC ADR	16,582	1,485,747
Magnit PJSC GDR	11,440	161,304
Magnitogorsk Iron & Steel Works PJSC	51,238	35,447
MMC Norilsk Nickel PJSC ADR	7,298	154,134
Mobile TeleSystems PJSC ADR	11,056	83,583
Moscow Exchange MICEX-RTS PJSC (a)	18,558	25,731
Novatek PJSC GDR	667	114,324
Novolipetsk Steel PJSC (a)	27,220	70,286
PhosAgro PJSC GDR	2,397	30,034
Polymetal International PLC	2,519	28,373
Polyus PJSC (a)	363	29,900
Rosneft Oil Co. PJSC	20,167	126,547
Rosneft Oil Co. PJSC GDR	57,824	363,135
Sberbank of Russia PJSC ADR (c)	81,955	1,086,723
Sberbank of Russia PJSC ADR (b)(c)	6,842	90,178
Severstal PJSC GDR	3,969	61,916
Surgutneftegas PJSC ADR	26,949	165,736
Surgutneftegas PJSC ADR	41,997	155,809
Tatneft PJSC ADR (c)	27,283	1,887,984
Tatneft PJSC ADR (b)(c)	1,551	107,003

60

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Transneft PJSC Preference Shares	36	$ 96,442
VTB Bank PJSC GDR	36,472	41,651
VTB Bank PJSC	63,341,899	34,395
X5 Retail Group NV GDR	1,346	33,542
		8,548,110
SINGAPORE — 0.1%
BOC Aviation, Ltd. (d)	17,700	144,419
SOUTH AFRICA — 3.5%
Absa Group, Ltd. (b)	19,883	209,705
Anglo American Platinum, Ltd.	423	21,593
AngloGold Ashanti, Ltd.	13,279	176,415
Aspen Pharmacare Holdings, Ltd.	6,700	43,198
Bid Corp., Ltd.	4,556	94,145
Bidvest Group, Ltd.	14,225	190,867
Capitec Bank Holdings, Ltd.	4,827	451,861
Clicks Group, Ltd.	36,844	470,627
Discovery, Ltd. (b)	4,487	42,564
Exxaro Resources, Ltd.	5,291	60,298
FirstRand, Ltd. (b)	43,360	189,300
Fortress REIT, Ltd. Class A,	288,811	367,691
Fortress REIT, Ltd. Class B,	4,525	3,383
Foschini Group, Ltd.	2,445	27,635
Gold Fields, Ltd.	33,583	124,074
Growthpoint Properties, Ltd. REIT	37,628	63,717
Hyprop Investments, Ltd. REIT	3,305	16,152
Investec, Ltd.	9,227	53,962
Kumba Iron Ore, Ltd. (b)	7,444	222,113
Liberty Holdings, Ltd. (b)	3,906	27,364
Life Healthcare Group Holdings, Ltd.	14,518	27,020
MMI Holdings, Ltd.	27,155	31,239
Mondi, Ltd.	13,803	305,114
Mr. Price Group, Ltd.	34,508	453,494
MTN Group, Ltd. (b)	30,996	190,474
MultiChoice Group, Ltd. (a)	1,708	14,295
Naspers, Ltd. Class N	1,816	419,601
Nedbank Group, Ltd. (b)	9,047	157,612
Netcare, Ltd.	18,183	29,441
Old Mutual, Ltd. (b)	106,997	162,262
Pick n Pay Stores, Ltd.	50,223	231,277
PSG Group, Ltd.	777	14,089
Rand Merchant Investment Holdings, Ltd.	63,487	147,610
Redefine Properties, Ltd. REIT	104,902	70,559
Remgro, Ltd.	10,431	134,000
Resilient REIT, Ltd.	9,644	36,580
RMB Holdings, Ltd. (b)	79,467	418,681
Sanlam, Ltd. (b)	182,707	934,487
Sappi, Ltd.	20,135	93,057
Sasol, Ltd.	11,091	346,083
Shoprite Holdings, Ltd.	48,018	528,119
SPAR Group, Ltd.	29,132	387,612
Standard Bank Group, Ltd.	25,307	325,049
Telkom SA SOC, Ltd.	6,513	32,933
Security Description	Shares	Value
Tiger Brands, Ltd.	21,144	$ 388,535
Truworths International, Ltd.	55,088	265,064
Vodacom Group, Ltd.	94,172	727,647
Woolworths Holdings, Ltd.	109,319	352,338
		10,080,936
SOUTH KOREA — 14.6%
Amorepacific Corp.	383	63,603
Amorepacific Corp. Preference Shares	108	10,181
AMOREPACIFIC Group	376	23,055
BGF retail Co., Ltd.	1,026	197,499
BNK Financial Group, Inc.	19,840	116,757
Celltrion, Inc. (a)	752	119,912
Cheil Worldwide, Inc.	5,365	114,380
CJ CheilJedang Corp.	467	132,888
CJ Corp.	960	105,295
CJ ENM Co., Ltd.	157	32,227
CJ Logistics Corp. (a)	1,305	190,272
Coway Co., Ltd.	8,124	676,344
Daelim Industrial Co., Ltd.	1,238	105,139
Daewoo Engineering & Construction Co., Ltd. (a)	4,700	21,034
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	1,316	32,404
DB Insurance Co., Ltd.	10,116	612,254
DGB Financial Group, Inc.	11,352	81,707
Doosan Bobcat, Inc.	724	19,709
E-MART, Inc.	1,402	212,443
GS Engineering & Construction Corp.	1,314	49,314
GS Holdings Corp.	1,967	91,496
GS Retail Co., Ltd.	2,282	78,707
Hana Financial Group, Inc.	14,690	471,074
Hankook Tire Co., Ltd.	2,306	76,081
Hanmi Pharm Co., Ltd.	7	2,812
Hanmi Science Co., Ltd.	760	51,823
Hanon Systems	2,879	28,787
Hanwha Chemical Corp.	6,528	120,197
Hanwha Corp.	4,903	131,311
Hanwha Life Insurance Co., Ltd.	29,251	103,078
HDC Hyundai Development Co-Engineering & Construction	1,050	46,899
Hotel Shilla Co., Ltd.	70	5,883
Hyundai Department Store Co., Ltd.	738	65,666
Hyundai Engineering & Construction Co., Ltd.	2,062	97,005
Hyundai Glovis Co., Ltd.	1,533	173,545
Hyundai Heavy Industries Co., Ltd. (a)	931	97,603
Hyundai Heavy Industries Holdings Co., Ltd.	486	142,576
Hyundai Marine & Fire Insurance Co., Ltd.	9,607	320,769
Hyundai Mobis Co., Ltd.	3,038	558,033
Hyundai Motor Co.	9,235	972,234

61

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hyundai Motor Co. Preference Shares	3,615	$ 242,996
Hyundai Motor Co. Preference Shares	1,863	113,576
Hyundai Motor Co. GDR	1,228	36,963
Hyundai Steel Co.	4,379	173,216
Industrial Bank of Korea	12,273	151,912
Kakao Corp.	358	32,643
Kangwon Land, Inc.	19,006	535,805
KB Financial Group, Inc.	4,545	167,570
KB Financial Group, Inc. ADR (a)	12,866	476,814
KCC Corp.	215	60,327
Kia Motors Corp.	22,816	710,550
Korea Aerospace Industries, Ltd.	742	23,108
Korea Electric Power Corp. ADR (a)(b)	46,233	601,491
Korea Electric Power Corp. (a)	8,981	236,571
Korea Gas Corp.	2,805	111,449
Korea Investment Holdings Co., Ltd.	917	50,168
Korea Zinc Co., Ltd.	140	57,352
Korean Air Lines Co., Ltd.	2,266	63,582
KT Corp. ADR (a)	16,206	201,603
KT Corp.	4,308	103,990
KT&G Corp.	20,880	1,903,867
Kumho Petrochemical Co., Ltd.	751	62,986
LG Chem, Ltd.	843	271,816
LG Chem, Ltd. Preference Shares	211	38,664
LG Corp.	2,491	170,075
LG Display Co., Ltd. ADR (a)(b)	21,291	184,167
LG Display Co., Ltd. (a)	7,676	131,867
LG Electronics, Inc.	4,596	304,079
LG Household & Health Care, Ltd.	962	1,200,911
LG Household & Health Care, Ltd. Preference Shares	201	148,036
LG Innotek Co., Ltd.	247	25,568
LG Uplus Corp.	3,477	47,326
Lotte Chemical Corp.	875	223,934
Lotte Corp.	5,679	247,152
Lotte Shopping Co., Ltd.	556	87,189
Medy-Tox, Inc.	569	292,646
Mirae Asset Daewoo Co., Ltd.	14,809	95,630
NAVER Corp.	17,748	1,938,818
NCSoft Corp.	3,031	1,324,444
Netmarble Corp. (a)(d)	220	24,227
NH Investment & Securities Co., Ltd.	2,908	34,457
OCI Co., Ltd.	374	30,609
Orange Life Insurance, Ltd. (d)	1,008	31,969
Orion Corp/Republic of Korea	176	15,505
Ottogi Corp.	4	2,717
Pan Ocean Co., Ltd. (a)	5,066	18,343
POSCO ADR	10,902	601,899
POSCO	523	116,570
Posco Daewoo Corp.	3,333	52,119
S-1 Corp.	5,311	470,228
Security Description	Shares	Value
Samsung Biologics Co., Ltd. (a)(d)	679	$ 191,120
Samsung C&T Corp.	1,454	137,061
Samsung Card Co., Ltd.	395	11,971
Samsung Electro-Mechanics Co., Ltd.	651	59,933
Samsung Electronics Co., Ltd. GDR (c)	3,291	3,228,471
Samsung Electronics Co., Ltd. Preference Shares	26,384	842,587
Samsung Electronics Co., Ltd.	152,854	6,012,625
Samsung Electronics Co., Ltd. GDR (c)	756	594,972
Samsung Engineering Co., Ltd. (a)	1,875	26,595
Samsung Fire & Marine Insurance Co., Ltd.	2,926	775,902
Samsung Heavy Industries Co., Ltd. (a)	13,303	96,804
Samsung Life Insurance Co., Ltd.	8,254	611,542
Samsung SDI Co., Ltd.	623	117,728
Samsung SDS Co., Ltd.	412	85,296
Samsung Securities Co., Ltd.	1,526	44,768
Shinhan Financial Group Co., Ltd.	4,156	153,777
Shinhan Financial Group Co., Ltd. ADR (a)(b)	13,052	484,882
Shinsegae, Inc.	194	57,682
SK Holdings Co., Ltd.	1,818	433,238
SK Hynix, Inc.	86,666	5,665,243
SK Innovation Co., Ltd.	2,022	319,751
SK Telecom Co., Ltd. ADR	25,755	630,740
SK Telecom Co., Ltd.	665	147,342
S-Oil Corp.	1,055	83,277
Woori Financial Group, Inc.	20,094	243,408
Yuhan Corp.	227	47,996
		41,906,211
TAIWAN — 12.9%
Acer, Inc.	76,258	48,867
Advantech Co., Ltd.	101,951	846,821
ASE Technology Holding Co., Ltd.	82,124	179,860
Asia Cement Corp.	43,200	56,207
Asustek Computer, Inc.	75,000	542,658
AU Optronics Corp.	936,000	344,693
Catcher Technology Co., Ltd.	75,000	576,727
Cathay Financial Holding Co., Ltd.	238,100	347,256
Chailease Holding Co., Ltd.	10,363	42,366
Chang Hwa Commercial Bank, Ltd.	150,768	90,254
Cheng Shin Rubber Industry Co., Ltd.	38,000	51,722
Chicony Electronics Co., Ltd.	245,822	571,874
China Airlines, Ltd.	134,000	42,869
China Development Financial Holding Corp.	762,000	254,655
China Life Insurance Co., Ltd.	55,873	47,406

62

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
China Steel Corp.	266,440	$ 218,716
Chunghwa Telecom Co., Ltd.	428,540	1,522,530
Compal Electronics, Inc.	427,000	265,312
CTBC Financial Holding Co., Ltd.	419,900	278,612
Delta Electronics, Inc.	25,623	132,187
E.Sun Financial Holding Co., Ltd.	798,884	615,613
Eclat Textile Co., Ltd.	19,379	260,939
Eva Airways Corp.	233,594	114,446
Evergreen Marine Corp. Taiwan, Ltd.	43,265	16,775
Far Eastern New Century Corp.	79,560	78,604
Far EasTone Telecommunications Co., Ltd.	586,449	1,413,772
Feng TAY Enterprise Co., Ltd.	43,468	307,459
First Financial Holding Co., Ltd.	2,255,552	1,544,172
Formosa Chemicals & Fibre Corp.	55,000	199,867
Formosa Petrochemical Corp.	111,000	415,973
Formosa Plastics Corp.	125,000	444,104
Formosa Taffeta Co., Ltd.	15,000	17,910
Foxconn Technology Co., Ltd.	26,892	53,661
Fubon Financial Holding Co., Ltd.	134,000	199,997
Giant Manufacturing Co., Ltd.	4,000	28,552
Globalwafers Co., Ltd.	26,000	255,609
Highwealth Construction Corp.	15,500	25,548
Hiwin Technologies Corp.	1,084	9,145
Hon Hai Precision Industry Co., Ltd.	778,730	1,857,097
Hotai Motor Co., Ltd.	5,000	61,242
Hua Nan Financial Holdings Co., Ltd.	1,404,989	884,372
Innolux Corp.	819,751	265,976
Inventec Corp.	145,000	110,324
Largan Precision Co., Ltd.	12,000	1,791,016
Lite-On Technology Corp.	110,952	161,457
MediaTek, Inc.	28,877	264,686
Mega Financial Holding Co., Ltd.	564,657	513,899
Micro-Star International Co., Ltd.	75,000	210,493
Nan Ya Plastics Corp.	75,000	191,999
Nanya Technology Corp.	150,000	298,827
Nien Made Enterprise Co., Ltd.	20,000	176,181
Novatek Microelectronics Corp.	58,000	372,609
Pegatron Corp.	145,000	250,758
Phison Electronics Corp.	17,000	166,577
Pou Chen Corp.	109,000	132,800
Powertech Technology, Inc.	80,000	188,965
President Chain Store Corp.	137,000	1,349,086
Quanta Computer, Inc.	178,000	333,817
Realtek Semiconductor Corp.	3,000	17,715
Ruentex Development Co., Ltd.	67,265	101,703
Ruentex Industries, Ltd.	4,800	12,599
Shin Kong Financial Holding Co., Ltd.	236,088	69,554
SinoPac Financial Holdings Co., Ltd.	310,152	114,720
Standard Foods Corp.	84,168	141,461
Synnex Technology International Corp.	358,900	430,859
Security Description	Shares	Value
Taishin Financial Holding Co., Ltd.	269,713	$ 122,953
Taiwan Business Bank	872,678	339,778
Taiwan Cement Corp.	72,600	97,167
Taiwan Cooperative Financial Holding Co., Ltd.	2,529,859	1,600,631
Taiwan High Speed Rail Corp.	203,000	237,115
Taiwan Mobile Co., Ltd.	541,542	1,959,148
Taiwan Semiconductor Manufacturing Co., Ltd.	1,030,495	8,208,385
Tatung Co., Ltd. (a)	18,000	14,192
Uni-President Enterprises Corp.	50,164	121,746
United Microelectronics Corp.	609,000	230,199
Vanguard International Semiconductor Corp.	86,000	185,558
Walsin Technology Corp.	32,000	207,654
Win Semiconductors Corp.	3,000	21,171
Winbond Electronics Corp.	53,000	25,365
Wistron Corp.	225,535	173,429
WPG Holdings, Ltd.	226,280	295,143
Yageo Corp.	26,198	274,556
Yuanta Financial Holding Co., Ltd.	284,466	161,982
Zhen Ding Technology Holding, Ltd.	15,000	46,576
		37,257,278
THAILAND — 3.7%
Advanced Info Service PCL	142,900	828,536
Airports of Thailand PCL	105,500	224,397
Airports of Thailand PCL NVDR	347,270	744,111
Bangkok Bank PCL	3,700	25,184
Bangkok Bank PCL NVDR	3,500	22,830
Bangkok Dusit Medical Services PCL	908,592	710,039
Bangkok Expressway & Metro PCL	1,803,833	574,089
Banpu PCL	35,170	17,954
Berli Jucker PCL NVDR	17,100	26,672
BTS Group Holdings PCL	2,069,898	717,469
Bumrungrad Hospital PCL	119,700	677,049
Central Pattana PCL NVDR	59,600	137,567
Central Pattana PCL	105,100	242,589
Charoen Pokphand Foods PCL	78,886	63,387
CP ALL PCL	395,300	931,107
Delta Electronics Thailand PCL	176,744	395,425
Delta Electronics Thailand PCL NVDR	300	671
Electricity Generating PCL	47,900	440,737
Energy Absolute PCL	900	1,361
Energy Absolute PCL NVDR	2,700	4,084
Glow Energy PCL	71,900	206,173
Glow Energy PCL NVDR	117,200	336,071
Home Product Center PCL	1,029,459	496,320
Indorama Ventures PCL	1,400	2,195
Indorama Ventures PCL NVDR	35,600	55,809
IRPC PCL	897,600	161,220

63

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Kasikornbank PCL	19,400	$ 114,927
Kasikornbank PCL NVDR	57,100	337,364
Krung Thai Bank PCL	824,200	498,649
Minor International PCL	17,500	21,231
Minor International PCL NVDR	82,219	101,041
PTT Exploration & Production PCL	20,728	81,972
PTT Global Chemical PCL	80,403	170,383
PTT PCL	243,060	365,720
Robinson PCL NVDR	75,500	139,771
Robinson PCL	18,900	34,989
Siam Cement PCL	6,219	94,456
Siam Cement PCL NVDR	12,800	194,410
Siam Commercial Bank PCL	54,100	225,026
Thai Oil PCL	32,088	70,273
Thai Union Group PCL NVDR	200,600	121,997
Thai Union Group PCL Class F	21,600	13,136
TMB Bank PCL	43,400	2,790
TMB Bank PCL NVDR	265,800	17,086
True Corp. PCL	172,900	25,934
		10,674,201
TURKEY — 0.5%
Akbank T.A.S. (a)	93,482	104,575
Anadolu Efes Biracilik Ve Malt Sanayii A/S	5,098	15,800
Arcelik A/S (a)	4,869	14,565
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,984	7,473
BIM Birlesik Magazalar A/S	28,703	387,137
Eregli Demir ve Celik Fabrikalari TAS	27,371	44,184
Ford Otomotiv Sanayi A/S	8,332	71,941
Haci Omer Sabanci Holding A/S	32,504	45,106
KOC Holding A/S	29,200	83,161
Petkim Petrokimya Holding A/S	15,642	12,570
TAV Havalimanlari Holding A/S	3,114	12,865
Tupras Turkiye Petrol Rafinerileri A/S	14,989	331,108
Turk Hava Yollari AO (a)	16,225	37,133
Turkcell Iletisim Hizmetleri A/S	26,054	55,755
Turkiye Garanti Bankasi A/S	81,890	120,887
Turkiye Halk Bankasi A/S	51,690	58,373
Turkiye Is Bankasi A/S Class C	117,888	114,766
Turkiye Sise ve Cam Fabrikalari A/S	35,710	36,850
		1,554,249
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	62,734	161,912
Aldar Properties PJSC	123,031	60,626
DAMAC Properties Dubai Co. PJSC	79,330	29,157
DP World PLC	15,945	255,120
Dubai Islamic Bank PJSC	129,120	172,249
Emaar Development PJSC	152,646	161,244
Security Description	Shares	Value
Emaar Malls PJSC	6,978	$ 3,306
Emaar Properties PJSC	105,961	135,008
Emirates Telecommunications Group Co. PJSC	318,581	1,448,450
First Abu Dhabi Bank PJSC	306,249	1,272,320
		3,699,392
TOTAL COMMON STOCKS (Cost $267,806,597)		286,702,391

PREFERRED STOCKS — 0.0% (g)
SOUTH KOREA — 0.0% (g)
CJ Corp. (a) (f) (cost $4,321)	132	4,264
RIGHTS — 0.0% (g)
CHINA — 0.0%
Xinjiang Goldwind Science & Technology Co., Ltd. (expiring 4/23/19) (a) (f)	4,902	1,930
INDIA — 0.0% (g)
Vodafone Idea, Ltd. (expiring 4/24/19) (a) (f)	189,467	15,726
TOTAL RIGHTS (Cost $34,171)		17,656
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (h) (i)	541,935	541,935
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	4,218,140	4,218,140
TOTAL SHORT-TERM INVESTMENTS (Cost $4,760,075)		4,760,075
TOTAL INVESTMENTS — 101.2% (Cost $272,605,164)		291,484,386
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(3,366,578)
NET ASSETS — 100.0%		$ 288,117,808

64

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $1,323, representing 0.0% of the Fund's net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $210,252 representing 0.1% of net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2019.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$278,218,130	$8,482,938	$1,323	$286,702,391
Preferred Stocks	—	4,264	—	4,264
Rights	—	17,656	—	17,656
Short-Term Investments	4,760,075	—	—	4,760,075
TOTAL INVESTMENTS	$282,978,205	$8,504,858	$1,323	$291,484,386
65

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	325,185	$ 325,185	$ 8,849,488	$ 8,632,738	$—	$—	541,935	$ 541,935	$ 4,284	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,508,511	2,508,511	12,496,938	10,787,309	—	—	4,218,140	4,218,140	18,741	—
Total		$2,833,696	$21,346,426	$19,420,047	$—	$—		$4,760,075	$23,025	$—
66	SARQEMM

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 1.4%
AGL Energy, Ltd.	57	$ 881
Amcor, Ltd. (a)	125	1,367
AMP, Ltd. (a)	562	838
Aristocrat Leisure, Ltd.	313	5,450
Aurizon Holdings, Ltd.	582	1,881
Australia & New Zealand Banking Group, Ltd.	704	13,017
Bank of Queensland, Ltd.	367	2,372
Bendigo & Adelaide Bank, Ltd. (a)	154	1,059
BHP Group PLC	309	7,443
BHP Group, Ltd.	335	9,159
Brambles, Ltd.	1,046	8,738
Caltex Australia, Ltd.	54	1,005
Cochlear, Ltd.	35	4,308
Commonwealth Bank of Australia (a)	339	17,011
CSL, Ltd.	262	36,281
Dexus REIT	335	3,032
Domino's Pizza Enterprises, Ltd. (a)	69	2,128
Flight Centre Travel Group, Ltd.	56	1,673
Fortescue Metals Group, Ltd.	653	3,298
Goodman Group REIT	356	3,376
GPT Group REIT	655	2,889
Incitec Pivot, Ltd.	311	689
Insurance Australia Group, Ltd.	90	491
LendLease Group	34	299
Macquarie Group, Ltd.	30	2,758
Medibank Pvt, Ltd.	1,635	3,205
Mirvac Group REIT	1,427	2,788
National Australia Bank, Ltd. (a)	633	11,363
Newcrest Mining, Ltd.	271	4,911
Oil Search, Ltd.	248	1,383
Origin Energy, Ltd.	347	1,775
QBE Insurance Group, Ltd.	272	2,378
REA Group, Ltd.	37	1,963
Santos, Ltd.	3	15
Scentre Group REIT	1,165	3,401
Sonic Healthcare, Ltd.	396	6,909
South32, Ltd.	475	1,259
Stockland REIT	782	2,139
Suncorp Group, Ltd.	208	2,036
Telstra Corp., Ltd.	2,970	7,004
Transurban Group Stapled Security	92	863
Vicinity Centres REIT	1,231	2,274
Wesfarmers, Ltd. (a)	408	10,042
Westpac Banking Corp. (a)	709	13,054
Woodside Petroleum, Ltd.	84	2,066
Woolworths Group, Ltd. (a)	558	12,050
		224,321
AUSTRIA — 0.1%
Erste Group Bank AG	245	9,012
OMV AG	44	2,390
Raiffeisen Bank International AG	3	67
Security Description	Shares	Value
Voestalpine AG	10	$ 304
		11,773
BELGIUM — 0.4%
Ageas	64	3,090
Anheuser-Busch InBev SA	73	6,128
Colruyt SA	248	18,351
Groupe Bruxelles Lambert SA	24	2,334
KBC Group NV	47	3,287
Proximus SADP	392	11,317
Solvay SA	20	2,164
UCB SA	152	13,067
		59,738
BERMUDA — 0.3%
Arch Capital Group, Ltd. (b)	1,035	33,451
RenaissanceRe Holdings, Ltd.	100	14,350
		47,801
CANADA — 3.1%
Agnico Eagle Mines, Ltd.	360	15,656
Alimentation Couche-Tard, Inc. Class B	88	5,185
Bank of Montreal	237	17,739
Bank of Nova Scotia (a)	232	12,354
Barrick Gold Corp. (c)	1,268	17,388
Barrick Gold Corp. (c)(d)	647	8,872
Bausch Health Cos., Inc. (b)	100	2,468
BCE, Inc.	391	17,367
Bombardier, Inc. Class B (b)	482	927
Brookfield Asset Management, Inc. Class A	121	5,639
Canadian Imperial Bank of Commerce	151	11,936
Canadian National Railway Co.	370	33,132
Canadian Natural Resources, Ltd.	153	4,202
Canadian Pacific Railway, Ltd.	30	6,183
Cenovus Energy, Inc.	248	2,153
CGI, Inc. (b)	50	3,438
CI Financial Corp.	248	3,386
Constellation Software, Inc.	14	11,868
Enbridge, Inc. (c)	127	4,601
Enbridge, Inc. (c)	127	4,605
Encana Corp.	200	1,449
Fairfax Financial Holdings, Ltd.	30	13,900
First Capital Realty, Inc.	298	4,774
Fortis, Inc.	100	3,697
Franco-Nevada Corp.	446	33,448
George Weston, Ltd.	52	3,740
Gildan Activewear, Inc.	130	4,676
Goldcorp, Inc.	711	8,138
Great-West Lifeco, Inc.	93	2,253
Husky Energy, Inc.	200	1,984
iA Financial Corp, Inc. (b)	50	1,844
Imperial Oil, Ltd.	53	1,447
Intact Financial Corp.	364	30,810
Inter Pipeline, Ltd. (a)	298	4,932

67

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Loblaw Cos., Ltd.	14	$ 691
Magna International, Inc.	227	11,057
Manulife Financial Corp.	248	4,195
Metro, Inc.	86	3,167
National Bank of Canada	50	2,257
Nutrien, Ltd.	100	5,276
Open Text Corp.	150	5,761
Pembina Pipeline Corp.	20	735
Power Corp. of Canada	97	2,263
Power Financial Corp.	83	1,940
PrairieSky Royalty, Ltd. (a)	47	633
Restaurant Brands International, Inc.	5	325
RioCan Real Estate Investment Trust	365	7,232
Rogers Communications, Inc. Class B (a)	348	18,721
Royal Bank of Canada	256	19,320
Saputo, Inc.	140	4,773
Shaw Communications, Inc. Class B	399	8,306
SmartCentres Real Estate Investment Trust	7	184
SNC-Lavalin Group, Inc.	50	1,269
Sun Life Financial, Inc.	80	3,074
Suncor Energy, Inc.	145	4,701
Teck Resources, Ltd. Class B	100	2,315
TELUS Corp.	491	18,178
Thomson Reuters Corp.	190	11,245
Toronto-Dominion Bank	575	31,213
TransCanada Corp. (a)	100	4,493
Waste Connections, Inc.	50	4,430
Wheaton Precious Metals Corp.	52	1,238
		485,183
CHINA — 0.1%
BOC Hong Kong Holdings, Ltd.	1,500	6,210
Minth Group, Ltd.	2,000	6,293
		12,503
DENMARK — 1.0%
AP Moller - Maersk A/S Class A	3	3,632
Carlsberg A/S Class B	3	375
Chr. Hansen Holding A/S	124	12,582
Coloplast A/S Class B	182	19,988
Danske Bank A/S	334	5,867
Demant A/S (b)	83	2,457
DSV A/S	69	5,712
H Lundbeck A/S (a)	22	953
ISS A/S	41	1,249
Novo Nordisk A/S Class B	1,293	67,755
Novozymes A/S Class B	133	6,121
Orsted A/S (e)	33	2,504
Pandora A/S	237	11,107
Tryg A/S	329	9,036
Vestas Wind Systems A/S	20	1,685
		151,023
Security Description	Shares	Value
FINLAND — 0.4%
Elisa Oyj	336	$ 15,174
Fortum Oyj (a)	3	61
Kone Oyj Class B	248	12,520
Neste Oyj (a)	52	5,547
Nokia Oyj (c)	318	1,812
Nokia Oyj (c)	361	2,062
Nokian Renkaat Oyj	66	2,211
Nordea Bank Abp (a)	917	6,995
Orion Oyj Class B (a)	87	3,265
Sampo Oyj Class A	238	10,799
Stora Enso Oyj Class R	128	1,566
UPM-Kymmene Oyj	104	3,036
Wartsila OYJ Abp	269	4,345
		69,393
FRANCE — 2.7%
Aeroports de Paris	2	387
Air Liquide SA	42	5,346
Airbus SE	57	7,546
Arkema SA	6	572
Atos SE	18	1,738
AXA SA	646	16,270
BNP Paribas SA	468	22,391
Bouygues SA	67	2,396
Bureau Veritas SA	3	70
Capgemini SE	17	2,063
Carrefour SA	309	5,777
Casino Guichard Perrachon SA (a)	60	2,604
Cie de Saint-Gobain	94	3,410
Cie Generale des Etablissements Michelin SCA	43	5,089
CNP Assurances	10	220
Credit Agricole SA	364	4,402
Danone SA	68	5,245
Dassault Systemes SE	46	6,857
Eiffage SA	23	2,212
Electricite de France SA	212	2,902
Engie SA	630	9,394
EssilorLuxottica SA	22	2,406
Faurecia SA	30	1,263
Gecina SA REIT	14	2,072
Getlink SE	433	6,571
Hermes International	72	47,553
Iliad SA	3	301
Ipsen SA	17	2,333
Kering SA	36	20,664
Klepierre SA REIT	65	2,276
Legrand SA	7	469
L'Oreal SA	123	33,119
LVMH Moet Hennessy Louis Vuitton SE	134	49,336
Natixis SA	391	2,095
Orange SA	677	11,022
Pernod Ricard SA	10	1,797
Peugeot SA	201	4,907
Publicis Groupe SA	45	2,412

68

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Renault SA	112	$ 7,408
Rexel SA	110	1,242
Safran SA	38	5,216
Sanofi	152	13,439
Schneider Electric SE	64	5,026
SCOR SE	73	3,111
Societe BIC SA	46	4,104
Societe Generale SA	393	11,374
Sodexo SA	24	2,645
Suez	137	1,817
Thales SA	54	6,473
TOTAL SA	471	26,189
Unibail-Rodamco-Westfield	518	4,257
Unibail-Rodamco-Westfield REIT	13	2,133
Valeo SA	123	3,570
Veolia Environnement SA	151	3,379
Vinci SA	71	6,914
Vivendi SA	141	4,089
		409,873
GERMANY — 2.0%
adidas AG	105	25,537
Allianz SE	95	21,151
BASF SE	143	10,522
Bayer AG	164	10,607
Bayerische Motoren Werke AG	111	8,569
Bayerische Motoren Werke AG Preference Shares	27	1,776
Beiersdorf AG	54	5,623
Brenntag AG	44	2,268
Commerzbank AG (b)	712	5,516
Continental AG	67	10,096
Covestro AG (e)	145	7,981
Daimler AG	414	24,289
Deutsche Bank AG	1,056	8,608
Deutsche Boerse AG	14	1,797
Deutsche Lufthansa AG	101	2,219
Deutsche Post AG	579	18,854
Deutsche Telekom AG	1,128	18,739
E.ON SE	376	4,185
Fresenius Medical Care AG & Co. KGaA	24	1,938
Fresenius SE & Co. KGaA	53	2,961
Fuchs Petrolub SE Preference Shares	54	2,225
Hannover Rueck SE	19	2,731
HeidelbergCement AG	30	2,161
Henkel AG & Co. KGaA Preference Shares	80	8,174
Henkel AG & Co. KGaA	67	6,376
HUGO BOSS AG	38	2,598
Infineon Technologies AG	126	2,502
Innogy SE (e)	133	6,156
Lanxess AG	5	267
Merck KGaA	5	571
METRO AG	25	415
MTU Aero Engines AG	26	5,891
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	39	$ 9,240
Porsche Automobil Holding SE Preference Shares	71	4,460
ProSiebenSat.1 Media SE	124	1,771
RWE AG	164	4,401
SAP SE	83	9,599
Siemens AG	107	11,527
Siemens Healthineers AG (e)	114	4,755
Telefonica Deutschland Holding AG	70	220
ThyssenKrupp AG	93	1,279
TUI AG	659	6,317
Uniper SE	189	5,706
Volkswagen AG	9	1,466
Volkswagen AG Preference Shares	97	15,283
Vonovia SE	55	2,854
		312,181
HONG KONG — 2.0%
AIA Group, Ltd.	800	7,964
ASM Pacific Technology, Ltd.	200	2,230
Bank of East Asia, Ltd.	343	1,114
CK Asset Holdings, Ltd.	770	6,847
CK Hutchison Holdings, Ltd.	500	5,252
CK Infrastructure Holdings, Ltd.	1,000	8,210
CLP Holdings, Ltd.	2,500	28,981
Dairy Farm International Holdings, Ltd.	200	1,678
Hang Seng Bank, Ltd.	1,900	46,883
Henderson Land Development Co., Ltd.	1,100	6,992
HK Electric Investments & HK Electric Investments, Ltd.	10,831	11,066
HKT Trust & HKT, Ltd.	9,540	15,337
Hong Kong & China Gas Co., Ltd.	6,512	15,612
Hong Kong Exchanges & Clearing, Ltd.	556	19,379
Hongkong Land Holdings, Ltd.	500	3,555
Jardine Matheson Holdings, Ltd.	300	18,708
Jardine Strategic Holdings, Ltd.	200	7,486
Link REIT	1,500	17,541
MTR Corp., Ltd.	3,665	22,690
New World Development Co., Ltd.	1,322	2,193
NWS Holdings, Ltd.	3,000	6,558
PCCW, Ltd.	12,000	7,460
Power Assets Holdings, Ltd.	2,000	13,873
Sands China, Ltd.	1,200	6,031
Techtronic Industries Co., Ltd.	500	3,360
WH Group, Ltd. (e)	2,500	2,675
Wharf Real Estate Investment Co., Ltd.	1,000	7,446
Wheelock & Co., Ltd.	1,000	7,325
Yue Yuen Industrial Holdings, Ltd.	500	1,720
		306,166

69

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
IRELAND — 0.9%
Accenture PLC Class A	565	$ 99,451
AerCap Holdings NV (b)	49	2,281
AIB Group PLC	784	3,523
Bank of Ireland Group PLC	227	1,353
CRH PLC	111	3,446
Kerry Group PLC Class A	221	24,691
Paddy Power Betfair PLC	8	618
Ryanair Holdings PLC ADR (b)	87	6,520
Smurfit Kappa Group PLC	61	1,704
		143,587
ISRAEL — 0.3%
Azrieli Group, Ltd.	89	5,275
Bank Hapoalim BM	655	4,337
Bank Leumi Le-Israel BM	1,211	7,911
Bezeq The Israeli Telecommunication Corp., Ltd.	616	442
Check Point Software Technologies, Ltd. (b)	123	15,558
Elbit Systems, Ltd.	21	2,711
Israel Chemicals, Ltd.	3	16
Mizrahi Tefahot Bank, Ltd.	374	7,688
Nice, Ltd. (b)	38	4,479
Teva Pharmaceutical Industries, Ltd. (b)	228	3,549
		51,966
ITALY — 0.7%
Assicurazioni Generali SpA	499	9,245
Atlantia SpA	94	2,437
Enel SpA	1,888	12,092
Eni SpA	324	5,731
Ferrari NV	64	8,588
Intesa Sanpaolo SpA	7,210	17,576
Leonardo SpA	258	3,001
Mediobanca Banca di Credito Finanziario SpA	259	2,694
Moncler SpA	148	5,969
Poste Italiane SpA (e)	306	2,980
Recordati SpA	69	2,689
Snam SpA	2,961	15,224
Telecom Italia SpA (a)(b)	4,306	2,680
Telecom Italia SpA	3,348	1,904
UniCredit SpA	661	8,482
		101,292
JAPAN — 9.7%
Aeon Co., Ltd. (a)	300	6,279
AGC, Inc.	100	3,505
Aisin Seiki Co., Ltd.	100	3,573
Ajinomoto Co., Inc.	200	3,196
ANA Holdings, Inc.	200	7,334
Aozora Bank, Ltd.	100	2,472
Asahi Group Holdings, Ltd.	100	4,454
Asahi Kasei Corp.	200	2,064
Astellas Pharma, Inc.	2,600	38,958
Security Description	Shares	Value
Bank of Kyoto, Ltd.	100	$ 4,183
Benesse Holdings, Inc.	200	5,195
Bridgestone Corp.	100	3,854
Calbee, Inc.	100	2,694
Canon, Inc.	1,000	29,028
Central Japan Railway Co.	100	23,228
Chiba Bank, Ltd.	200	1,086
Chubu Electric Power Co., Inc.	300	4,685
Chugoku Electric Power Co., Inc.	100	1,248
Concordia Financial Group, Ltd.	600	2,315
Daifuku Co., Ltd.	100	5,204
Dai-ichi Life Holdings, Inc.	300	4,169
Daiichi Sankyo Co., Ltd.	200	9,215
Daikin Industries, Ltd.	100	11,718
Daito Trust Construction Co., Ltd.	100	13,941
Daiwa House REIT Investment Corp.	5	11,099
Daiwa Securities Group, Inc.	400	1,948
Dentsu, Inc.	100	4,224
Disco Corp.	100	14,248
East Japan Railway Co.	100	9,649
FamilyMart UNY Holdings Co., Ltd. (a)	200	5,097
FANUC Corp.	100	17,057
FUJIFILM Holdings Corp.	300	13,644
Fujitsu, Ltd.	100	7,215
Hamamatsu Photonics KK	300	11,601
Hankyu Hanshin Holdings, Inc.	100	3,749
Hitachi, Ltd.	200	6,478
Honda Motor Co., Ltd.	600	16,235
Hoya Corp.	200	13,207
Idemitsu Kosan Co., Ltd.	100	3,347
IHI Corp.	100	2,402
Inpex Corp.	200	1,907
Isetan Mitsukoshi Holdings, Ltd.	100	1,011
Isuzu Motors, Ltd.	100	1,314
ITOCHU Corp. (a)	300	5,428
Japan Airlines Co., Ltd.	300	10,568
Japan Exchange Group, Inc.	300	5,348
Japan Post Bank Co., Ltd. (a)	1,300	14,200
Japan Post Holdings Co., Ltd.	2,500	29,272
Japan Prime Realty Investment Corp. REIT	3	12,359
Japan Real Estate Investment Corp. REIT	3	17,699
Japan Retail Fund Investment Corp. REIT	7	14,084
Japan Tobacco, Inc.	600	14,880
JFE Holdings, Inc.	100	1,697
JXTG Holdings, Inc.	1,500	6,864
Kajima Corp.	200	2,953
Kansai Electric Power Co., Inc.	300	4,423
Kao Corp.	200	15,753
Kawasaki Heavy Industries, Ltd.	100	2,466
KDDI Corp.	1,200	25,857
Keikyu Corp.	200	3,393

70

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Kintetsu Group Holdings Co., Ltd.	500	$ 23,309
Kirin Holdings Co., Ltd.	100	2,387
Kobe Steel, Ltd.	300	2,252
Koito Manufacturing Co., Ltd.	100	5,665
Komatsu, Ltd.	100	2,322
Konica Minolta, Inc.	300	2,952
Kuraray Co., Ltd.	100	1,272
Kyocera Corp.	100	5,873
Kyushu Electric Power Co., Inc. (a)	300	3,543
Kyushu Railway Co.	357	11,740
Lawson, Inc.	100	5,547
M3, Inc.	200	3,356
Marubeni Corp.	700	4,838
Mazda Motor Corp.	300	3,357
McDonald's Holdings Co. Japan, Ltd.	100	4,626
Mebuki Financial Group, Inc.	600	1,534
MEIJI Holdings Co., Ltd.	100	8,122
MISUMI Group, Inc.	100	2,486
Mitsubishi Chemical Holdings Corp.	400	2,817
Mitsubishi Corp.	200	5,555
Mitsubishi Electric Corp.	400	5,141
Mitsubishi Estate Co., Ltd.	100	1,812
Mitsubishi Heavy Industries, Ltd.	200	8,308
Mitsubishi Motors Corp. (a)	300	1,594
Mitsubishi Tanabe Pharma Corp.	600	8,017
Mitsubishi UFJ Financial Group, Inc.	5,100	25,342
Mitsubishi UFJ Lease & Finance Co., Ltd.	300	1,529
Mitsui & Co., Ltd.	400	6,210
Mitsui Chemicals, Inc.	200	4,826
Mitsui Fudosan Co., Ltd.	100	2,514
Mitsui OSK Lines, Ltd.	100	2,151
Mizuho Financial Group, Inc.	10,300	15,941
MS&AD Insurance Group Holdings, Inc.	100	3,045
Murata Manufacturing Co., Ltd.	300	14,940
Nabtesco Corp.	100	2,914
Nagoya Railroad Co., Ltd.	400	11,077
NEC Corp.	1,200	40,602
NH Foods, Ltd.	100	3,600
Nippon Building Fund, Inc. REIT	3	20,328
Nippon Express Co., Ltd.	100	5,565
Nippon Prologis REIT, Inc.	4	8,522
Nippon Steel & Sumitomo Metal Corp.	300	5,296
Nippon Telegraph & Telephone Corp.	1,000	42,490
Nippon Yusen KK	100	1,465
Nissan Chemical Corp.	100	4,581
Nissan Motor Co., Ltd. (a)	3,000	24,616
Nissin Foods Holdings Co., Ltd.	100	6,866
Nitori Holdings Co., Ltd.	100	12,920
Nitto Denko Corp.	100	5,254
Nomura Holdings, Inc.	800	2,893
Security Description	Shares	Value
Nomura Real Estate Master Fund, Inc. REIT	10	$ 14,745
NSK, Ltd.	200	1,874
NTT Data Corp.	800	8,825
NTT DOCOMO, Inc.	2,568	56,877
Obayashi Corp.	300	3,019
Obic Co., Ltd.	100	10,083
Oji Holdings Corp.	400	2,483
Olympus Corp.	400	4,344
Omron Corp.	100	4,680
Ono Pharmaceutical Co., Ltd.	300	5,879
Oriental Land Co., Ltd.	200	22,713
ORIX Corp.	400	5,744
Otsuka Corp.	200	7,472
Otsuka Holdings Co., Ltd.	300	11,788
Panasonic Corp.	600	5,173
Park24 Co., Ltd.	300	6,513
Pigeon Corp.	100	4,088
Rakuten, Inc.	300	2,841
Recruit Holdings Co., Ltd.	498	14,222
Resona Holdings, Inc.	800	3,467
Ricoh Co., Ltd.	300	3,136
SBI Holdings, Inc.	100	2,228
Secom Co., Ltd.	200	17,133
Seiko Epson Corp.	100	1,531
Sekisui Chemical Co., Ltd.	100	1,607
Seven & i Holdings Co., Ltd.	100	3,773
Shimamura Co., Ltd.	100	8,466
Shimano, Inc.	100	16,262
Shimizu Corp.	300	2,607
Shin-Etsu Chemical Co., Ltd.	100	8,384
Shinsei Bank, Ltd. (b)	300	4,269
Shionogi & Co., Ltd.	200	12,381
Shizuoka Bank, Ltd.	300	2,285
SoftBank Group Corp.	200	19,416
Sony Corp.	200	8,393
Subaru Corp.	200	4,558
Sumitomo Chemical Co., Ltd.	400	1,861
Sumitomo Corp.	200	2,766
Sumitomo Electric Industries, Ltd.	300	3,980
Sumitomo Metal Mining Co., Ltd.	200	5,909
Sumitomo Mitsui Financial Group, Inc.	500	17,509
Sundrug Co., Ltd.	100	2,756
Suntory Beverage & Food, Ltd.	300	14,094
Suzuken Co., Ltd.	100	5,791
Suzuki Motor Corp.	100	4,425
Taiheiyo Cement Corp.	100	3,334
Taisei Corp.	100	4,644
Takeda Pharmaceutical Co., Ltd.	268	10,947
TDK Corp.	100	7,833
Tobu Railway Co., Ltd.	200	5,773
Tohoku Electric Power Co., Inc.	300	3,827
Tokio Marine Holdings, Inc.	100	4,844
Tokyo Electric Power Co. Holdings, Inc. (b)	1,400	8,854

71

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Tokyo Electron, Ltd.	100	$ 14,455
Tokyo Gas Co., Ltd.	200	5,409
Tokyu Corp.	100	1,746
Toppan Printing Co., Ltd.	300	4,529
Toray Industries, Inc.	200	1,277
Toyo Suisan Kaisha, Ltd.	300	11,424
Toyota Industries Corp.	100	5,014
Toyota Motor Corp.	700	41,025
Trend Micro, Inc.	100	4,870
Tsuruha Holdings, Inc.	100	8,131
Unicharm Corp.	100	3,309
United Urban Investment Corp. REIT	7	11,061
USS Co., Ltd.	300	5,567
Yahoo! Japan Corp. (a)	1,600	3,917
Yamada Denki Co., Ltd. (a)	1,600	7,893
Yamaguchi Financial Group, Inc.	300	2,542
Yamato Holdings Co., Ltd.	100	2,583
Yamazaki Baking Co., Ltd.	200	3,245
ZOZO, Inc.	100	1,885
		1,492,474
LUXEMBOURG — 0.1%
ArcelorMittal	239	4,846
RTL Group SA	83	4,539
SES SA	43	669
		10,054
MEXICO — 0.0% (f)
Fresnillo PLC	10	113
NETHERLANDS — 1.1%
ABN AMRO Group NV (e)	117	2,641
Aegon NV	821	3,949
Akzo Nobel NV	8	710
ASML Holding NV	198	37,173
EXOR NV	37	2,405
Heineken Holding NV	22	2,206
Heineken NV	25	2,641
ING Groep NV	1,310	15,862
Koninklijke Ahold Delhaize NV	703	18,728
Koninklijke DSM NV	20	2,182
Koninklijke KPN NV	835	2,650
Koninklijke Philips NV	94	3,833
NN Group NV	100	4,158
NXP Semiconductors NV	100	8,839
Randstad NV (a)	86	4,198
Royal Dutch Shell PLC Class A	669	21,039
Royal Dutch Shell PLC Class B	707	22,368
Wolters Kluwer NV	142	9,678
		165,260
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	764	4,241
Fisher & Paykel Healthcare Corp., Ltd.	339	3,630
Ryman Healthcare, Ltd.	865	7,226
Security Description	Shares	Value
Spark New Zealand, Ltd.	2,410	$ 6,246
		21,343
NORWAY — 0.1%
DNB ASA	232	4,278
Equinor ASA	127	2,785
Norsk Hydro ASA	597	2,423
Telenor ASA	111	2,226
Yara International ASA	10	410
		12,122
PORTUGAL — 0.0% (f)
EDP - Energias de Portugal SA	563	2,216
Galp Energia SGPS SA	150	2,405
Jeronimo Martins SGPS SA	179	2,643
		7,264
SINGAPORE — 0.7%
CapitaLand Commercial Trust REIT	6,800	9,739
CapitaLand Mall Trust REIT	5,700	10,016
DBS Group Holdings, Ltd.	300	5,588
Keppel Corp., Ltd.	500	2,296
Oversea-Chinese Banking Corp., Ltd.	1,065	8,688
SATS, Ltd.	1,808	6,821
Singapore Airlines, Ltd.	1,500	10,698
Singapore Exchange, Ltd.	700	3,778
Singapore Press Holdings, Ltd.	3,700	6,583
Singapore Technologies Engineering, Ltd.	1,000	2,761
Singapore Telecommunications, Ltd.	13,442	29,970
United Overseas Bank, Ltd.	200	3,719
Venture Corp., Ltd.	100	1,325
Wilmar International, Ltd.	1,100	2,688
		104,670
SOUTH AFRICA — 0.0% (f)
Investec PLC	137	790
SPAIN — 0.8%
ACS Actividades de Construccion y Servicios SA	68	2,990
Aena SME SA (e)	12	2,163
Amadeus IT Group SA	274	21,967
Banco Bilbao Vizcaya Argentaria SA	2,196	12,558
Banco de Sabadell SA	2,482	2,474
Banco Santander SA	5,278	24,562
Bankia SA (a)	659	1,709
CaixaBank SA	701	2,191
Enagas SA	95	2,767
Ferrovial SA	130	3,048
Iberdrola SA	683	6,002
Industria de Diseno Textil SA	633	18,622
Mapfre SA	467	1,288
Naturgy Energy Group SA	105	2,939
Red Electrica Corp. SA	130	2,773
Repsol SA	323	5,535

72

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Telefonica SA	1,151	$ 9,653
		123,241
SWEDEN — 0.5%
Assa Abloy AB Class B	80	1,731
Atlas Copco AB Class A	373	10,040
Atlas Copco AB Class B	346	8,584
Autoliv, Inc.	50	3,677
Boliden AB	183	5,221
Electrolux AB Class B	204	5,254
Epiroc AB Class A (b)	373	3,775
Epiroc AB Class B (b)	219	2,101
Essity AB Class B	90	2,601
Hennes & Mauritz AB Class B	570	9,525
Industrivarden AB Class C	117	2,457
Investor AB Class B	152	6,861
Sandvik AB	32	521
Skandinaviska Enskilda Banken AB Class A (a)	287	2,490
Skanska AB Class B (a)	76	1,384
SKF AB Class B (a)	127	2,114
Svenska Handelsbanken AB Class A (a)	261	2,760
Swedbank AB Class A (a)	166	2,351
Telefonaktiebolaget LM Ericsson Class B	421	3,877
Telia Co. AB	431	1,949
Volvo AB Class B	268	4,161
		83,434
SWITZERLAND — 4.1%
ABB, Ltd.	165	3,100
Adecco Group AG	127	6,774
Baloise Holding AG	5	826
Chocoladefabriken Lindt & Spruengli AG	3	20,394
Cie Financiere Richemont SA	43	3,132
Credit Suisse Group AG	399	4,649
EMS-Chemie Holding AG	27	14,640
Ferguson PLC	126	8,019
Geberit AG	18	7,356
Givaudan SA	8	20,436
Glencore PLC	3,556	14,733
Julius Baer Group, Ltd.	26	1,050
Kuehne + Nagel International AG	170	23,318
LafargeHolcim, Ltd.	51	2,519
Lonza Group AG	9	2,791
Nestle SA	812	77,376
Novartis AG	613	58,955
Partners Group Holding AG	48	34,895
Roche Holding AG	609	167,767
Schindler Holding AG (c)	20	4,145
Schindler Holding AG (c)	60	12,411
SGS SA	3	7,465
Sika AG	116	16,202
Sonova Holding AG	51	10,088
STMicroelectronics NV	52	769
Security Description	Shares	Value
Straumann Holding AG	5	$ 4,079
Swatch Group AG	4	1,145
Swiss Life Holding AG	10	4,403
Swiss Prime Site AG	151	13,229
Swiss Re AG	97	9,475
Swisscom AG (a)	67	32,763
TE Connectivity, Ltd.	4	323
Temenos AG	33	4,864
UBS Group AG	1,047	12,689
Zurich Insurance Group AG	83	27,469
		634,249
UNITED KINGDOM — 5.9%
3i Group PLC	664	8,521
Admiral Group PLC	355	10,038
Anglo American PLC (a)	185	4,950
Ashtead Group PLC	263	6,349
Associated British Foods PLC	53	1,684
AstraZeneca PLC	802	64,114
Auto Trader Group PLC (e)	43	292
Aviva PLC	836	4,492
Babcock International Group PLC	30	193
BAE Systems PLC	1,983	12,465
Barclays PLC	7,223	14,558
Barratt Developments PLC	130	1,015
Berkeley Group Holdings PLC	104	4,999
BP PLC	3,402	24,758
British American Tobacco PLC ADR	319	13,309
British American Tobacco PLC	98	4,079
British Land Co. PLC REIT	208	1,596
BT Group PLC	6,571	19,090
Bunzl PLC	215	7,094
Burberry Group PLC	255	6,494
Capri Holdings, Ltd. (b)	119	5,444
Carnival PLC	35	1,717
Centrica PLC	2,274	3,384
CNH Industrial NV	232	2,361
Coca-Cola European Partners PLC (b)	46	2,380
Compass Group PLC	1,758	41,337
ConvaTec Group PLC (e)	127	234
Croda International PLC	94	6,171
DCC PLC	27	2,334
Diageo PLC	1,325	54,179
Direct Line Insurance Group PLC	3,779	17,383
easyJet PLC	38	553
Experian PLC	448	12,137
Fiat Chrysler Automobiles NV (b)	567	8,450
G4S PLC	345	825
GlaxoSmithKline PLC	4,728	98,376
Hargreaves Lansdown PLC	182	4,419
HSBC Holdings PLC	4,467	36,281
Imperial Brands PLC	658	22,503
Informa PLC	200	1,939
Intertek Group PLC	104	6,582
ITV PLC	2,654	4,396

73

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
J Sainsbury PLC	425	$ 1,305
Johnson Matthey PLC	127	5,200
Kingfisher PLC	1,345	4,115
Land Securities Group PLC REIT	147	1,750
Legal & General Group PLC	3,246	11,644
Liberty Global PLC Class C (b)	111	2,687
Linde PLC	24	4,222
Lloyds Banking Group PLC	14,075	11,397
London Stock Exchange Group PLC	31	1,919
Marks & Spencer Group PLC	2,458	8,933
Melrose Industries PLC	5	12
Merlin Entertainments PLC (e)	131	586
Mondi PLC	205	4,536
National Grid PLC	549	6,086
Next PLC	84	6,108
Pearson PLC	131	1,427
Pentair PLC	34	1,513
Persimmon PLC	200	5,655
Prudential PLC	305	6,111
Reckitt Benckiser Group PLC	66	5,489
RELX PLC (c)	580	12,406
RELX PLC (c)	524	11,209
Rio Tinto PLC	645	37,493
Rio Tinto, Ltd.	198	13,771
Rolls-Royce Holdings PLC	1,127	13,264
Royal Bank of Scotland Group PLC	1,416	4,557
Royal Mail PLC	1,409	4,375
RSA Insurance Group PLC	58	384
Sage Group PLC	704	6,432
Schroders PLC	74	2,605
Smith & Nephew PLC	517	10,260
Smiths Group PLC	195	3,646
SSE PLC	273	4,223
Standard Chartered PLC	1,016	7,828
Standard Life Aberdeen PLC	1,048	3,605
Taylor Wimpey PLC	2,147	4,909
TechnipFMC PLC (c)	100	2,352
TechnipFMC PLC (c)	4	94
Tesco PLC	1,936	5,855
Unilever NV	901	52,385
Unilever PLC	659	37,740
United Utilities Group PLC	238	2,526
Vodafone Group PLC	10,257	18,685
Weir Group PLC	3	61
Whitbread PLC	101	6,683
Wm Morrison Supermarkets PLC	852	2,526
WPP PLC	418	4,416
		908,460
UNITED STATES — 60.5%
3M Co.	338	70,230
Abbott Laboratories	370	29,578
AbbVie, Inc.	80	6,447
Activision Blizzard, Inc.	23	1,047
Acuity Brands, Inc.	50	6,000
Adobe, Inc. (b)	241	64,224
Security Description	Shares	Value
AES Corp.	183	$ 3,309
Aflac, Inc.	336	16,800
Agilent Technologies, Inc.	18	1,447
AGNC Investment Corp. REIT	1,307	23,526
Air Products & Chemicals, Inc.	25	4,774
Align Technology, Inc. (b)	63	17,913
Alleghany Corp. (b)	27	16,535
Allergan PLC	70	10,249
Alliant Energy Corp.	50	2,357
Allstate Corp.	417	39,273
Ally Financial, Inc.	144	3,959
Alphabet, Inc. Class A (b)	126	148,288
Alphabet, Inc. Class C (b)	136	159,570
Altria Group, Inc.	1,801	103,431
Amazon.com, Inc. (b)	10	17,807
Ameren Corp.	192	14,122
American Airlines Group, Inc.	50	1,588
American Electric Power Co., Inc.	288	24,120
American Express Co.	100	10,930
American Financial Group, Inc.	50	4,810
American International Group, Inc.	186	8,009
American Tower Corp. REIT	46	9,065
American Water Works Co., Inc.	73	7,611
Ameriprise Financial, Inc.	74	9,479
AmerisourceBergen Corp.	93	7,395
Amgen, Inc.	395	75,042
Amphenol Corp. Class A	328	30,976
Anadarko Petroleum Corp.	47	2,138
Annaly Capital Management, Inc. REIT	3,103	30,999
Anthem, Inc.	74	21,237
AO Smith Corp.	100	5,332
Aon PLC	246	41,992
Apache Corp.	50	1,733
Apple, Inc.	1,815	344,759
Applied Materials, Inc.	650	25,779
Aptiv PLC	165	13,116
Aramark	150	4,432
Archer-Daniels-Midland Co.	126	5,434
Arconic, Inc.	70	1,338
Arista Networks, Inc. (b)	50	15,723
Arrow Electronics, Inc. (b)	47	3,622
Arthur J Gallagher & Co.	100	7,810
AT&T, Inc.	2,492	78,149
Athene Holding, Ltd. Class A (b)	145	5,916
Automatic Data Processing, Inc.	386	61,660
AutoZone, Inc. (b)	27	27,651
AvalonBay Communities, Inc. REIT	189	37,938
Avery Dennison Corp.	50	5,650
Baker Hughes a GE Co.	67	1,857
Ball Corp.	20	1,157
Bank of America Corp.	2,002	55,235
Bank of New York Mellon Corp.	138	6,959
Baxter International, Inc.	446	36,264
BB&T Corp.	144	6,700
Becton Dickinson and Co.	103	25,722

74

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (b)	275	$ 55,245
Best Buy Co., Inc.	193	13,715
Biogen, Inc. (b)	127	30,020
BlackRock, Inc.	14	5,983
Boeing Co.	51	19,452
Booking Holdings, Inc. (b)	28	48,857
BorgWarner, Inc.	141	5,416
Boston Scientific Corp. (b)	291	11,169
Brighthouse Financial, Inc. (b)	20	726
Bristol-Myers Squibb Co.	881	42,033
Broadcom, Inc.	23	6,916
Broadridge Financial Solutions, Inc.	215	22,293
Brookfield Property REIT, Inc. Class A,	37	758
Brown-Forman Corp. Class B	155	8,181
Bunge, Ltd.	57	3,025
Burlington Stores, Inc. (b)	50	7,834
C.H. Robinson Worldwide, Inc.	308	26,793
Cadence Design Systems, Inc. (b)	150	9,526
Camden Property Trust REIT	44	4,466
Campbell Soup Co.	227	8,656
Capital One Financial Corp.	97	7,924
Cardinal Health, Inc.	165	7,945
CarMax, Inc. (a)(b)	10	698
Carnival Corp.	63	3,195
Caterpillar, Inc.	57	7,723
CBRE Group, Inc. Class A (b)	50	2,472
CBS Corp. Class B	71	3,375
CDK Global, Inc.	4	235
CDW Corp.	50	4,818
Celanese Corp. Series A	93	9,171
Celgene Corp. (b)	348	32,830
Centene Corp. (b)	100	5,310
CenterPoint Energy, Inc.	17	522
CenturyLink, Inc.	278	3,333
Cerner Corp. (b)	148	8,467
CF Industries Holdings, Inc.	36	1,472
Charles Schwab Corp.	47	2,010
Charter Communications, Inc. Class A (b)	27	9,367
Chevron Corp.	325	40,033
Chubb, Ltd.	258	36,141
Church & Dwight Co., Inc.	477	33,977
Cigna Corp.	70	11,257
Cincinnati Financial Corp.	198	17,008
Cisco Systems, Inc.	2,871	155,005
CIT Group, Inc.	13	624
Citigroup, Inc.	749	46,603
Citizens Financial Group, Inc.	119	3,867
Citrix Systems, Inc.	43	4,285
Clorox Co.	181	29,043
CME Group, Inc.	60	9,875
CMS Energy Corp.	50	2,777
Coca-Cola Co.	1,239	58,060
Cognex Corp.	100	5,086
Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	354	$ 25,647
Colgate-Palmolive Co.	206	14,119
Comcast Corp. Class A	1,006	40,220
Comerica, Inc.	22	1,613
CommScope Holding Co., Inc. (b)	200	4,346
Conagra Brands, Inc.	298	8,267
ConocoPhillips	77	5,139
Consolidated Edison, Inc.	737	62,505
Constellation Brands, Inc. Class A	63	11,046
Copart, Inc. (b)	100	6,059
Corning, Inc.	131	4,336
Costco Wholesale Corp.	265	64,167
Crown Castle International Corp. REIT	247	31,616
CSX Corp.	80	5,986
Cummins, Inc.	107	16,892
CVS Health Corp.	433	23,352
D.R. Horton, Inc.	50	2,069
Danaher Corp.	153	20,199
Darden Restaurants, Inc.	104	12,633
DaVita, Inc. (b)	37	2,009
Deere & Co.	26	4,156
Dell Technologies, Inc. Class C (b)	35	2,054
Delta Air Lines, Inc.	17	878
Devon Energy Corp.	63	1,988
Discover Financial Services	33	2,348
Discovery, Inc. Class C (b)	54	1,373
DISH Network Corp. Class A (b)	44	1,394
Dollar General Corp.	309	36,864
Dollar Tree, Inc. (b)	54	5,672
Dominion Energy, Inc.	466	35,724
Dover Corp.	30	2,814
DowDuPont, Inc.	265	14,127
DTE Energy Co.	90	11,227
Duke Energy Corp.	513	46,170
Duke Realty Corp. REIT	150	4,587
DXC Technology Co.	22	1,415
E*TRADE Financial Corp.	50	2,322
Eastman Chemical Co.	10	759
Eaton Corp. PLC	60	4,834
Eaton Vance Corp.	80	3,225
eBay, Inc.	208	7,725
Ecolab, Inc.	50	8,827
Edison International	110	6,811
Edwards Lifesciences Corp. (b)	84	16,072
Eli Lilly & Co.	691	89,664
Emerson Electric Co.	315	21,568
Entergy Corp.	44	4,208
EOG Resources, Inc.	3	286
Equity Residential REIT	291	21,918
Essex Property Trust, Inc. REIT	50	14,462
Estee Lauder Cos., Inc. Class A	150	24,832
Everest Re Group, Ltd.	94	20,300
Evergy, Inc.	257	14,919
Eversource Energy	132	9,365

75

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Exelon Corp.	189	$ 9,475
Expeditors International of Washington, Inc.	415	31,498
Extra Space Storage, Inc. REIT	50	5,095
Exxon Mobil Corp.	1,078	87,102
F5 Networks, Inc. (b)	157	24,638
Facebook, Inc. Class A (b)	1,245	207,529
Fastenal Co. (a)	183	11,769
Federal Realty Investment Trust REIT	14	1,930
FedEx Corp.	43	7,801
Fidelity National Financial, Inc.	327	11,952
Fidelity National Information Services, Inc.	221	24,995
Fifth Third Bancorp	212	5,347
First Republic Bank	50	5,023
FirstEnergy Corp.	111	4,619
Fiserv, Inc. (a)(b)	598	52,791
FleetCor Technologies, Inc. (b)	7	1,726
Flex, Ltd. (b)	358	3,580
Fluor Corp.	57	2,098
Ford Motor Co.	2,064	18,122
Fortive Corp.	67	5,621
Fox Corp. Class A (b)	74	2,717
Fox Corp. Class B (b)	19	682
Franklin Resources, Inc. (a)	154	5,104
Freeport-McMoRan, Inc.	298	3,841
Gap, Inc.	195	5,105
Garmin, Ltd.	50	4,317
General Dynamics Corp.	159	26,916
General Electric Co.	2,277	22,747
General Mills, Inc.	177	9,160
General Motors Co.	573	21,258
Genuine Parts Co.	66	7,394
Gilead Sciences, Inc.	304	19,763
Goldman Sachs Group, Inc.	76	14,591
Goodyear Tire & Rubber Co.	100	1,815
Halliburton Co.	72	2,110
Harley-Davidson, Inc. (a)	50	1,783
Harris Corp.	100	15,971
Hartford Financial Services Group, Inc.	50	2,486
Hasbro, Inc.	63	5,356
HCA Healthcare, Inc.	53	6,910
HCP, Inc. REIT	364	11,393
Henry Schein, Inc. (a)(b)	119	7,153
Hershey Co.	130	14,928
Hess Corp.	30	1,807
Hewlett Packard Enterprise Co.	421	6,496
Hilton Worldwide Holdings, Inc.	50	4,155
HollyFrontier Corp.	32	1,577
Home Depot, Inc.	178	34,156
Honeywell International, Inc.	405	64,363
Hormel Foods Corp. (a)	501	22,425
Host Hotels & Resorts, Inc. REIT	121	2,287
HP, Inc.	344	6,684
Security Description	Shares	Value
Humana, Inc.	62	$ 16,492
Huntington Bancshares, Inc.	200	2,536
Huntington Ingalls Industries, Inc.	13	2,694
IDEX Corp.	50	7,587
Illinois Tool Works, Inc.	191	27,414
Intel Corp.	2,783	149,447
Intercontinental Exchange, Inc.	74	5,634
International Business Machines Corp.	653	92,138
International Flavors & Fragrances, Inc. (a)	47	6,053
International Paper Co.	30	1,388
Interpublic Group of Cos., Inc.	248	5,210
Intuit, Inc.	162	42,348
Intuitive Surgical, Inc. (b)	45	25,676
Invesco, Ltd.	73	1,410
IPG Photonics Corp. (b)	50	7,589
J.M. Smucker Co.	121	14,096
Jack Henry & Associates, Inc.	211	29,274
JB Hunt Transport Services, Inc.	19	1,925
Jefferies Financial Group, Inc.	100	1,879
Johnson & Johnson	1,801	251,762
Johnson Controls International PLC	124	4,581
JPMorgan Chase & Co.	619	62,661
Juniper Networks, Inc.	3	79
Kellogg Co.	389	22,321
KeyCorp	205	3,229
Kimberly-Clark Corp.	140	17,346
Kimco Realty Corp. REIT	150	2,775
Kinder Morgan, Inc.	314	6,283
KLA-Tencor Corp.	93	11,105
Kohl's Corp.	54	3,714
Kraft Heinz Co.	175	5,714
Kroger Co.	278	6,839
L Brands, Inc.	100	2,758
L3 Technologies, Inc.	28	5,778
Laboratory Corp. of America Holdings (b)	113	17,287
Lam Research Corp.	100	17,901
Lamb Weston Holdings, Inc.	50	3,747
Las Vegas Sands Corp.	220	13,411
Lear Corp.	63	8,550
Leggett & Platt, Inc. (a)	100	4,222
Lennar Corp. Class A	50	2,454
Liberty Broadband Corp. Class C (b)	74	6,789
Liberty Media Corp.-Liberty SiriusXM Class C (b)	15	574
Liberty Property Trust REIT	200	9,684
Lincoln National Corp.	54	3,170
LKQ Corp. (b)	100	2,838
Lockheed Martin Corp.	374	112,260
Loews Corp.	67	3,211
Lowe's Cos., Inc.	437	47,838
Lululemon Athletica, Inc. (b)	73	11,963
LyondellBasell Industries NV Class A	261	21,945

76

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
M&T Bank Corp.	43	$ 6,752
Macy's, Inc.	100	2,403
ManpowerGroup, Inc.	33	2,729
Marathon Oil Corp.	50	836
Marathon Petroleum Corp.	175	10,474
Markel Corp. (b)	35	34,868
Marriott International, Inc. Class A	124	15,511
Marsh & McLennan Cos., Inc.	533	50,049
Mastercard, Inc. Class A	613	144,331
Maxim Integrated Products, Inc.	186	9,890
McCormick & Co., Inc. (a)	274	41,273
McDonald's Corp.	332	63,047
McKesson Corp.	97	11,355
Medtronic PLC	367	33,426
Merck & Co., Inc.	704	58,552
MetLife, Inc.	222	9,451
Mettler-Toledo International, Inc. (b)	23	16,629
MGM Resorts International	101	2,592
Micron Technology, Inc. (b)	320	13,226
Microsoft Corp.	2,771	326,812
Middleby Corp. (b)	50	6,501
Molson Coors Brewing Co. Class B	40	2,386
Mondelez International, Inc. Class A	221	11,032
Monster Beverage Corp. (b)	222	12,117
Moody's Corp.	140	25,353
Morgan Stanley	211	8,904
Mosaic Co.	60	1,639
Motorola Solutions, Inc.	307	43,109
Mylan NV (b)	54	1,530
National Oilwell Varco, Inc.	63	1,678
National Retail Properties, Inc. REIT	248	13,737
NetApp, Inc.	171	11,857
Newell Brands, Inc. (a)	66	1,012
Newmont Mining Corp. (a)	663	23,716
NextEra Energy, Inc.	262	50,650
Nielsen Holdings PLC	100	2,367
NIKE, Inc. Class B	902	75,957
NiSource, Inc.	100	2,866
Noble Energy, Inc.	37	915
Nordstrom, Inc. (a)	147	6,524
Norfolk Southern Corp.	37	6,915
Northrop Grumman Corp.	89	23,994
Norwegian Cruise Line Holdings, Ltd. (b)	50	2,748
Nucor Corp.	53	3,093
NVIDIA Corp.	376	67,515
NVR, Inc. (b)	2	5,534
Occidental Petroleum Corp.	177	11,717
Old Dominion Freight Line, Inc.	50	7,219
Omnicom Group, Inc. (a)	162	11,824
ONEOK, Inc.	40	2,794
Oracle Corp.	409	21,967
O'Reilly Automotive, Inc. (b)	39	15,144
Security Description	Shares	Value
PACCAR, Inc.	44	$ 2,998
Palo Alto Networks, Inc. (b)	50	12,144
Paychex, Inc.	685	54,937
PayPal Holdings, Inc. (b)	30	3,115
People's United Financial, Inc.	75	1,233
PepsiCo, Inc.	590	72,304
Pfizer, Inc.	1,455	61,794
Philip Morris International, Inc.	206	18,208
Phillips 66	148	14,085
Pinnacle West Capital Corp.	50	4,779
Pioneer Natural Resources Co.	13	1,980
Plains GP Holdings L.P. Class A (b)	93	2,318
PNC Financial Services Group, Inc.	84	10,303
Polaris Industries, Inc.	50	4,221
PPG Industries, Inc.	130	14,673
PPL Corp.	110	3,491
Principal Financial Group, Inc.	204	10,239
Procter & Gamble Co.	1,610	167,520
Progressive Corp.	324	23,357
Prologis, Inc. REIT	67	4,821
Prudential Financial, Inc.	137	12,588
Public Service Enterprise Group, Inc.	90	5,347
Public Storage REIT	241	52,485
PulteGroup, Inc.	84	2,349
QUALCOMM, Inc. (a)	128	7,300
Quest Diagnostics, Inc.	18	1,619
Qurate Retail, Inc. (b)	100	1,598
Raymond James Financial, Inc.	50	4,020
Raytheon Co.	382	69,555
Realty Income Corp. REIT	198	14,565
Red Hat, Inc. (b)	74	13,520
Regeneron Pharmaceuticals, Inc. (b)	63	25,869
Regions Financial Corp.	187	2,646
Republic Services, Inc.	585	47,022
ResMed, Inc.	84	8,733
Robert Half International, Inc.	94	6,125
Rockwell Automation, Inc.	93	16,318
Rollins, Inc. (a)	74	3,080
Ross Stores, Inc.	485	45,153
Royal Caribbean Cruises, Ltd.	18	2,063
Schlumberger, Ltd.	175	7,625
Seagate Technology PLC	10	479
SEI Investments Co.	97	5,068
Sempra Energy	54	6,796
Simon Property Group, Inc. REIT	67	12,208
Sirius XM Holdings, Inc. (a)	598	3,391
Skyworks Solutions, Inc.	101	8,330
Snap-on, Inc. (a)	50	7,826
Southern Co.	979	50,595
Southwest Airlines Co.	64	3,322
Spirit AeroSystems Holdings, Inc. Class A	50	4,576
Starbucks Corp.	1,104	82,071
State Street Corp. (g)	40	2,632
Stryker Corp.	189	37,331

77

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SunTrust Banks, Inc.	83	$ 4,918
Synchrony Financial	180	5,742
Synopsys, Inc. (b)	107	12,321
Sysco Corp.	193	12,885
T Rowe Price Group, Inc.	166	16,620
Tapestry, Inc.	288	9,357
Targa Resources Corp.	50	2,078
Target Corp.	160	12,842
TD Ameritrade Holding Corp.	3	150
Texas Instruments, Inc.	621	65,869
Textron, Inc.	20	1,013
Thermo Fisher Scientific, Inc.	33	9,033
TJX Cos., Inc.	1,818	96,736
T-Mobile US, Inc. (b)	100	6,910
Tractor Supply Co.	97	9,483
Travelers Cos., Inc.	208	28,529
Tyson Foods, Inc. Class A	120	8,332
UDR, Inc. REIT	345	15,684
UGI Corp.	50	2,771
Ulta Salon Cosmetics & Fragrance, Inc. (b)	37	12,903
Union Pacific Corp.	368	61,530
United Parcel Service, Inc. Class B	40	4,470
United Technologies Corp.	71	9,151
United Therapeutics Corp. (b)	50	5,868
UnitedHealth Group, Inc.	201	49,699
Universal Health Services, Inc. Class B	30	4,013
Unum Group	74	2,503
US Bancorp	367	17,686
Valero Energy Corp.	101	8,568
Varian Medical Systems, Inc. (b)	85	12,046
Ventas, Inc. REIT	225	14,357
VeriSign, Inc. (b)	63	11,438
Verizon Communications, Inc.	1,481	87,572
VF Corp.	246	21,380
Viacom, Inc. Class B	150	4,210
Visa, Inc. Class A	1,278	199,611
VMware, Inc. Class A	49	8,845
Voya Financial, Inc.	28	1,399
W.W. Grainger, Inc.	40	12,037
WABCO Holdings, Inc. (b)	50	6,591
Wabtec Corp. (a)	22	1,622
Walmart, Inc.	675	65,833
Walgreens Boots Alliance, Inc.	160	10,123
Walt Disney Co.	943	104,749
Waste Management, Inc.	615	63,905
Waters Corp. (b)	53	13,341
WEC Energy Group, Inc.	379	29,971
Wells Fargo & Co.	942	45,517
Welltower, Inc. REIT	127	9,855
Western Digital Corp.	87	4,181
Western Union Co. (a)	67	1,237
Westrock Co.	54	2,071
Weyerhaeuser Co. REIT	84	2,213
Whirlpool Corp.	17	2,259
Security Description	Shares	Value
Williams Cos., Inc.	54	$ 1,551
Willis Towers Watson PLC	30	5,269
Worldpay, Inc. Class A (b)	74	8,399
WP Carey, Inc. REIT	250	19,582
WR Berkley Corp.	244	20,672
Xcel Energy, Inc.	688	38,672
Xerox Corp.	75	2,399
Xilinx, Inc.	141	17,877
Yum! Brands, Inc.	170	16,968
Zimmer Biomet Holdings, Inc.	24	3,065
Zions Bancorp NA (a)	50	2,271
Zoetis, Inc.	70	7,047
		9,323,677
TOTAL COMMON STOCKS (Cost $15,231,792)		15,273,951

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (h) (i)	39,497	39,497
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	111,477	111,477
TOTAL SHORT-TERM INVESTMENTS (Cost $150,974)		150,974
TOTAL INVESTMENTS — 100.0% (Cost $15,382,766)		15,424,925
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(3,599)
NET ASSETS — 100.0%		$ 15,421,326

78

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $8,872 representing 0.1% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2019.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,265,079	$8,872	$—	$15,273,951
Short-Term Investments	150,974	—	—	150,974
TOTAL INVESTMENTS	$15,416,053	$8,872	$—	$15,424,925
79

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	80	$ 6,702	$ —	$ 2,806	$(867)	$(397)	40	$ 2,632	$ 56	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,931	18,931	731,516	710,950	—	—	39,497	39,497	561	—
State Street Navigator Securities Lending Government Money Market Portfolio	298,707	298,707	1,215,443	1,402,673	—	—	111,477	111,477	1,301	—
Total		$324,340	$1,946,959	$2,116,429	$(867)	$(397)		$153,606	$1,918	$—
80	SARQWLD

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
BRAZIL — 8.0%
Ambev SA ADR	2,667,928	$ 11,472,090
Anima Holding SA	13,189	63,374
Azul SA (a)	41,000	403,184
B2W Cia Digital (a)	45,820	497,089
B3 SA - Brasil Bolsa Balcao	1,149,158	9,484,532
Banco Bradesco SA Preference Shares ADR	2,441,416	26,635,849
Banco Bradesco SA	47,029	457,396
Banco do Brasil SA	541,541	6,779,525
Banco Pan SA Preference Shares	224,229	187,832
Banco Santander Brasil SA	10,648	120,305
BB Seguridade Participacoes SA	359,159	2,447,490
BR Malls Participacoes SA	666,827	2,153,819
Bradespar SA Preference Shares	299,195	2,452,481
Brasil Brokers Participacoes SA (a)	3,585	4,836
Braskem SA Preference Shares ADR	106,847	2,758,790
BRF SA ADR (a)(b)	329,276	1,916,386
CCR SA	322,787	973,744
Centrais Eletricas Brasileiras SA ADR (a)	358,093	3,351,751
Cia Brasileira de Distribuicao ADR	146,415	3,408,541
Cia de Saneamento Basico do Estado de Sao Paulo	348,028	3,755,987
Cia Energetica de Minas Gerais ADR (b)	826,898	2,952,026
Cia Energetica de Sao Paulo Class B, Preference Shares	28,998	179,873
Cia Hering	25,056	192,441
Cia Siderurgica Nacional SA ADR (a)(b)	544,305	2,237,094
Cielo SA	667,645	1,628,068
Construtora Tenda SA	1,520	6,593
Cosan Logistica SA (a)	24,983	97,577
Cosan SA	118,314	1,296,629
Cyrela Brazil Realty SA Empreendimentos e Participacoes	333,164	1,392,856
Duratex SA	254,520	717,446
Embraer SA	508,869	2,412,476
Engie Brasil Energia SA	50,038	549,149
Estacio Participacoes SA	143,303	979,485
Eternit SA (a)	6,550	3,484
Gafisa SA (a)	3,693	8,104
Gerdau SA ADR (b)	705,923	2,738,981
Gol Linhas Aereas Inteligentes SA (a)	16,400	109,145
Hypera SA	29,875	198,824
Itau Unibanco Holding SA Preference Shares ADR	3,095,590	27,272,148
Itausa - Investimentos Itau SA Preference Shares	3,394,880	10,450,616
Security Description	Shares	Value
Itausa - Investimentos Itau SA	283,843	$ 1,069,234
JBS SA	235,058	961,565
Kepler Weber SA	7,703	34,243
Klabin SA	96,741	423,337
Kroton Educacional SA	710,054	1,934,006
Linx SA	20,000	190,148
Localiza Rent a Car SA	62,800	533,486
LOG Commercial Properties e Participacoes SA (a)	3,101	13,530
Log-in Logistica Intermodal SA (a)	4,812	10,337
Lojas Americanas SA Preference Shares	585,161	2,521,559
Lojas Renner SA	653,247	7,352,113
Magazine Luiza SA	17,800	790,588
Magnesita Refratarios SA (a)(c)	1,802	30,406
Marcopolo SA Preference Shares	232,561	233,057
Metalurgica Gerdau SA Preference Shares	940,145	1,717,612
Mills Estruturas e Servicos de Engenharia SA (a)	29,203	36,019
MMX Mineracao e Metalicos SA (a)	6,878	3,658
MRV Engenharia e Participacoes SA	56,621	203,543
Natura Cosmeticos SA	182,273	2,125,902
Oi SA ADR	428,424	805,437
Pagseguro Digital, Ltd. Class A (a)(b)	60,407	1,803,149
PDG Realty SA Empreendimentos e Participacoes (a)	42,821	80,323
Petroleo Brasileiro SA Preference Shares ADR	1,316,625	18,827,738
Petroleo Brasileiro SA ADR	562,038	8,947,645
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	11,118	12,370
Qualicorp Consultoria e Corretora de Seguros SA	51,968	209,384
Raia Drogasil SA	44,921	753,743
Restoque Comercio e Confeccoes de Roupas SA	7,411	60,938
Rodobens Negocios Imobiliarios SA (a)	38,386	54,250
Rossi Residencial SA (a)	67,178	80,958
Rumo SA (a)	73,846	363,376
Suzano Papel e Celulose SA	123,352	1,475,457
Suzano SA ADR (a)(b)	56,210	1,331,615
T4F Entretenimento SA	89,177	155,361
Telefonica Brasil SA ADR	71,799	866,614
Telefonica Brasil SA Preference Shares	427,226	5,214,491
TIM Participacoes SA ADR	146,752	2,213,020
TOTVS SA	35,325	357,634
Ultrapar Participacoes SA	173,911	2,100,320

81

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR	508,291	$ 1,285,976
Vale SA ADR	1,383,874	18,073,394
WEG SA	894,232	4,136,027
		224,141,579
CHILE — 1.3%
AntarChile SA	168,830	2,271,039
Empresas COPEC SA	345,803	4,390,614
Empresas Iansa SA (a)	2,642,811	57,130
Enel Americas SA ADR	454,313	4,057,015
Enel Chile SA ADR	598,964	3,102,634
Enel Generacion Chile SA ADR	2,724	53,663
Enjoy SA (a)	2,019,720	145,526
Latam Airlines Group SA ADR (b)	324,281	3,430,893
Multiexport Foods SA	1,693,121	951,218
Parque Arauco SA	2,732,696	7,308,875
SACI Falabella	1,092,838	8,126,324
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	14,417	554,010
Vina Concha y Toro SA ADR (a)(b)	40,825	1,700,855
		36,149,796
CHINA — 31.8%
21Vianet Group, Inc. ADR (a)	21,804	173,124
3SBio, Inc. (b)(d)	387,000	761,187
500.com, Ltd. Class A, ADR (a)(b)	4,690	65,472
51job, Inc. ADR (a)	1,703	132,630
58.com, Inc. ADR (a)	29,396	1,930,729
AAC Technologies Holdings, Inc. (b)	556,632	3,293,722
Agile Group Holdings, Ltd.	1,691,626	2,736,788
Agricultural Bank of China, Ltd. Class H	14,067,000	6,486,989
Air China, Ltd. Class H	1,579,744	1,944,003
Alibaba Group Holding, Ltd. ADR (a)	632,676	115,431,736
Aluminum Corp. of China, Ltd. Class H (a)	4,540,000	1,671,425
Angang Steel Co., Ltd. Class H (b)	1,410,640	1,031,481
Anhui Conch Cement Co., Ltd. Class H	995,771	6,082,487
Anhui Expressway Co., Ltd. Class H	8,000	5,269
ANTA Sports Products, Ltd.	703,000	4,782,222
Anton Oilfield Services Group (a)	130,000	20,535
Autohome, Inc. ADR (a)(b)	21,606	2,271,223
AVIC International Holding HK, Ltd. (a)	2,306,527	66,699
AVIC International Holdings, Ltd. Class H	1,206,584	756,233
Security Description	Shares	Value
AviChina Industry & Technology Co., Ltd. Class H	1,493,000	$ 952,863
BAIC Motor Corp., Ltd. Class H (d)	6,500	4,248
Baidu, Inc. ADR (a)	151,779	25,020,768
BAIOO Family Interactive, Ltd. (d)	1,468,000	76,673
Bank of China, Ltd. Class H	40,795,900	18,501,188
Bank of Communications Co., Ltd. Class H	11,657,864	9,549,114
Baozun, Inc. ADR (a)(b)	8,159	338,925
BBMG Corp. Class H (b)	704,000	258,284
BeiGene, Ltd. ADR (a)(b)	28,803	3,801,996
Beijing Capital International Airport Co., Ltd. Class H	2,415,490	2,292,422
Beijing Capital Land, Ltd. Class H	28,000	10,701
Beijing Enterprises Clean Energy Group, Ltd. (a)	14,314,856	237,063
Beijing Enterprises Holdings, Ltd.	382,500	2,168,326
Beijing Enterprises Water Group, Ltd.	2,998,000	1,852,279
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	29,106
BEST, Inc. ADR (a)	26,100	136,503
Bilibili, Inc. ADR (a)(b)	15,828	299,941
Bitauto Holdings, Ltd. ADR (a)	10,866	172,987
BOE Technology Group Co., Ltd. Class B	437,300	168,236
Boer Power Holdings, Ltd. (a)	7,000	535
Boyaa Interactive International, Ltd. (a)	64,000	13,045
Brilliance China Automotive Holdings, Ltd.	1,548,000	1,534,206
BYD Co., Ltd. Class H (b)	384,000	2,313,798
BYD Electronic International Co., Ltd. (b)	382,500	493,111
C.banner International Holdings, Ltd. (a)	12,000	589
Cabbeen Fashion, Ltd.	710,000	204,409
CAR, Inc. (a)(b)	705,000	608,010
CGN Meiya Power Holdings Co., Ltd. (a)(d)	24,000	3,638
CGN Mining Co., Ltd.	325,000	15,112
CGN Power Co., Ltd. Class H (d)	5,434,000	1,515,992
Changyou.com, Ltd. ADR	3,831	65,510
Chanjet Information Technology Co., Ltd. Class H (a)	2,600	3,464
Chaowei Power Holdings, Ltd.	75,000	28,376
Cheetah Mobile, Inc. ADR (a)(b)	6,176	39,650
China Aerospace International Holdings, Ltd.	1,346,000	97,736
China Agri-Industries Holdings, Ltd.	774,000	265,232

82

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
China Aircraft Leasing Group Holdings, Ltd.	6,500	$ 7,626
China Aoyuan Group, Ltd.	712,000	858,940
China Biologic Products Holdings, Inc. (a)(b)	9,187	838,314
China Chengtong Development Group, Ltd. (a)(b)	2,656,000	104,887
China Child Care Corp., Ltd. (a)	480,000	7,949
China Cinda Asset Management Co., Ltd. Class H	6,608,000	1,835,100
China CITIC Bank Corp., Ltd. Class H	6,236,000	3,972,000
China Coal Energy Co., Ltd. Class H	3,914,000	1,620,456
China Communications Construction Co., Ltd. Class H	3,056,241	3,161,380
China Communications Services Corp., Ltd. Class H	152,000	135,542
China Conch Venture Holdings, Ltd.	789,200	2,825,052
China Construction Bank Corp. Class H	54,653,280	46,855,913
China Datang Corp. Renewable Power Co., Ltd. Class H	805,000	95,370
China Distance Education Holdings, Ltd. ADR (a)	7,035	47,627
China Dongxiang Group Co., Ltd.	680,000	98,752
China Eastern Airlines Corp., Ltd. Class H	144,000	102,176
China Electronics Huada Technology Co., Ltd.	134,000	13,315
China Energine International Holdings, Ltd. (a)	1,178,000	33,464
China Everbright International, Ltd.	1,862,111	1,892,961
China Evergrande Group (b)	1,746,828	5,807,962
China Fangda Group Co., Ltd. Class B	1,149,600	629,721
China Financial Services Holdings, Ltd.	1,348,000	89,295
China Foods, Ltd.	16,000	6,319
China Galaxy Securities Co., Ltd. Class H	1,567,400	1,030,298
China Hanking Holdings, Ltd.	646,000	76,533
China Harmony New Energy Auto Holding, Ltd. (b)	7,000	2,622
China Hongqiao Group, Ltd.	24,500	18,445
China Huarong Energy Co., Ltd. (a)	128,400	2,437
China Huishan Dairy Holdings Co., Ltd. (a)(b)(e)	310,600	—
China Huiyuan Juice Group, Ltd. (a)(b)(e)	188,500	36,380
China International Marine Containers Group Co., Ltd. Class H	79,400	101,552
Security Description	Shares	Value
China Lesso Group Holdings, Ltd.	703,000	$ 454,938
China Life Insurance Co., Ltd. Class H	4,057,260	10,905,571
China Longyuan Power Group Corp., Ltd. Class H	1,494,000	1,039,145
China Machinery Engineering Corp. Class H	14,000	7,134
China Medical System Holdings, Ltd.	789,000	764,883
China Mengniu Dairy Co., Ltd.	2,081,345	7,742,122
China Merchants Bank Co., Ltd. Class H	2,486,241	12,082,891
China Merchants China Direct Investments, Ltd.	4,000	5,809
China Merchants Port Holdings Co., Ltd.	1,437,281	3,061,336
China Minsheng Banking Corp., Ltd. Class H	4,183,879	3,037,995
China Mobile, Ltd.	3,024,658	30,824,736
China Modern Dairy Holdings, Ltd. (a)	6,000	994
China Molybdenum Co., Ltd. Class H	222,000	92,760
China National Accord Medicines Corp., Ltd. Class B	7,100	27,586
China National Building Material Co., Ltd. Class H	1,751,400	1,381,049
China Oilfield Services, Ltd. Class H	1,320,422	1,426,401
China Overseas Grand Oceans Group, Ltd.	109,500	59,563
China Overseas Land & Investment, Ltd.	2,750,304	10,440,711
China Overseas Property Holdings, Ltd.	62,066	29,808
China Pacific Insurance Group Co., Ltd. Class H	1,397,200	5,482,043
China Petroleum & Chemical Corp. Class H	14,094,338	11,113,950
China Power Clean Energy Development Co., Ltd.	34,246	22,511
China Power International Development, Ltd. (b)	3,914,000	1,002,190
China Railway Construction Corp., Ltd. Class H	1,532,490	2,006,891
China Railway Group, Ltd. Class H	3,142,487	2,866,287
China Rare Earth Holdings, Ltd. (a)	1,189,200	53,022
China Resources Beer Holdings Co., Ltd.	1,255,867	5,287,474
China Resources Gas Group, Ltd.	44,000	207,390
China Resources Power Holdings Co., Ltd.	1,570,432	2,360,664

83

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
China Sanjiang Fine Chemicals Co., Ltd.	73,000	$ 19,901
China Shenhua Energy Co., Ltd. Class H	2,278,124	5,194,736
China Singyes Solar Technologies Holdings, Ltd.	9,600	1,211
China South City Holdings, Ltd.	1,418,000	227,604
China Southern Airlines Co., Ltd. Class H	1,408,000	1,259,137
China Taiping Insurance Holdings Co., Ltd.	625,435	1,864,366
China Telecom Corp., Ltd. Class H	10,813,615	6,006,072
China Tower Corp., Ltd. Class H (a)(d)	13,338,000	3,092,397
China Travel International Investment Hong Kong, Ltd.	4,550,000	1,159,243
China Unicom Hong Kong, Ltd.	3,135,668	3,974,534
China Vanke Co., Ltd. Class H	618,600	2,600,501
China Yurun Food Group, Ltd. (a)	12,000	2,843
China ZhengTong Auto Services Holdings, Ltd.	38,000	21,106
ChinaCache International Holdings, Ltd. ADR (a)(b)	10,866	13,583
Chinasoft International, Ltd. (b)	142,000	87,733
Chlitina Holding, Ltd.	2,000	19,111
Chong Sing Holdings FinTech Group (a)(b)	2,405,618	19,919
Chongqing Changan Automobile Co., Ltd. Class B	615,100	326,749
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	12,482
CIFI Holdings Group Co., Ltd.	26,000	19,707
CIMC Enric Holdings, Ltd.	10,000	10,255
CITIC Resources Holdings, Ltd. (b)	1,358,000	126,286
CITIC Securities Co., Ltd. Class H	814,500	1,896,708
CITIC Telecom International Holdings, Ltd.	706,000	317,477
CITIC, Ltd.	3,837,000	5,728,653
CNOOC, Ltd.	8,625,734	16,152,751
Cogobuy Group (a)(d)	64,000	23,562
Colour Life Services Group Co., Ltd.	69,000	50,102
Comtec Solar Systems Group, Ltd. (a)	976,000	9,947
Coolpad Group, Ltd. (a)(e)	253,600	—
COSCO SHIPPING Development Co., Ltd. Class H (a)	4,691,117	615,526
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	1,548,000	887,394
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	2,351,425	976,522
COSCO SHIPPING Ports, Ltd.	1,593,948	1,721,881
Security Description	Shares	Value
Cosmo Lady China Holdings Co., Ltd. (d)	71,000	$ 20,531
Country Garden Holdings Co., Ltd.	3,184,466	4,973,478
Country Garden Services Holdings Co., Ltd. (a)	220,000	409,735
CRRC Corp., Ltd. Class H	2,341,000	2,206,817
CSG Holding Co., Ltd. Class B	48,405	18,807
CSPC Pharmaceutical Group, Ltd.	1,836,000	3,414,748
Ctrip.com International, Ltd. ADR (a)	191,685	8,374,718
Daqo New Energy Corp. ADR (a)(b)	7,035	232,366
Datang International Power Generation Co., Ltd. Class H	4,696,000	1,256,263
Dazhong Transportation Group Co., Ltd. Class B	859,650	462,492
Dongfang Electric Corp., Ltd. Class H (a)(b)	146,200	118,637
Dongfeng Motor Group Co., Ltd. Class H	3,126,000	3,130,002
E-Commodities Holdings, Ltd.	6,500	410
Fang Holdings, Ltd. ADR (a)	99,216	133,942
Fanhua, Inc. ADR (b)	22,596	593,371
Fantasia Holdings Group Co., Ltd.	1,030,500	204,789
Far East Horizon, Ltd.	1,486,000	1,574,981
Fufeng Group, Ltd. (b)	71,000	37,264
Future Land Development Holdings, Ltd.	90,000	111,440
GDS Holdings, Ltd. ADR (a)	17,364	619,721
Geely Automobile Holdings, Ltd.	1,986,000	3,794,929
Genertec Universal Medical Group Co., Ltd. (b)(d)	394,600	358,912
Genscript Biotech Corp. (a)	320,000	604,131
GF Securities Co., Ltd. Class H	936,600	1,345,849
Global Bio-Chem Technology Group Co., Ltd. (a)	1,018,000	15,951
Goldpac Group, Ltd.	64,000	18,752
GOME Retail Holdings, Ltd. (a)(b)	6,190,000	575,634
Goodbaby International Holdings, Ltd.	67,000	19,460
Grand Baoxin Auto Group, Ltd.	3,158	1,090
Great Wall Motor Co., Ltd. Class H (b)	1,944,250	1,458,816
Greatview Aseptic Packaging Co., Ltd.	10,000	6,102
Greentown China Holdings, Ltd.	385,500	385,011
Gridsum Holding, Inc. ADR (a)	25,600	75,776
Guangdong Electric Power Development Co., Ltd. Class B	1,172,240	427,086
Guangdong Investment, Ltd.	2,796,229	5,400,140
Guangshen Railway Co., Ltd. Class H (b)	3,130,000	1,220,110

84

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Guangzhou Automobile Group Co., Ltd. Class H	1,964,090	$ 2,319,392
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	26,446
Guangzhou R&F Properties Co., Ltd. Class H	1,269,318	2,745,625
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	3,115
Guotai Junan International Holdings, Ltd. (b)	822,000	166,495
Haichang Ocean Park Holdings, Ltd. (a)(d)	695,000	155,823
Haitian International Holdings, Ltd.	5,000	11,363
Haitong Securities Co., Ltd. Class H	1,534,400	1,985,937
Hangzhou Steam Turbine Co., Ltd. Class B	230,600	236,477
Harbin Electric Co., Ltd. Class H (b)	1,376,000	725,691
Health and Happiness H&H International Holdings, Ltd. (a)(b)	5,000	31,306
Hengan International Group Co., Ltd. (b)	393,000	3,444,404
Honghua Group, Ltd. (a)(b)	14,000	1,248
Honworld Group, Ltd. (d)	35,000	18,013
Hopson Development Holdings, Ltd.	26,000	25,338
Hua Hong Semiconductor, Ltd. (b)(d)	103,000	241,428
Huadian Fuxin Energy Corp., Ltd. Class H	128,000	28,372
Huadian Power International Corp., Ltd. Class H	1,697,308	698,387
Huaneng Power International, Inc. Class H	3,130,000	1,818,203
Huaneng Renewables Corp., Ltd. Class H	1,560,000	433,226
Huangshan Tourism Development Co., Ltd. Class B	546,532	702,840
Huatai Securities Co., Ltd. Class H (d)	453,400	906,806
Huazhu Group, Ltd. ADR	33,466	1,410,257
HUYA, Inc. ADR (a)	4,541	127,738
Ideanomics, Inc. (a)(b)	85,295	165,472
Industrial & Commercial Bank of China, Ltd. Class H	43,977,590	32,213,090
Inner Mongolia Yitai Coal Co., Ltd. Class B	310,736	382,516
Innovent Biologics, Inc. (a)(d)	126,000	459,863
iQIYI, Inc. ADR (a)	45,237	1,082,069
JD.com, Inc. ADR (a)(b)	469,001	14,140,380
Jiangnan Group, Ltd. (a)	134,000	7,340
Security Description	Shares	Value
Jiangsu Expressway Co., Ltd. Class H	1,698,000	$ 2,401,009
Jiangxi Copper Co., Ltd. Class H	784,000	1,040,679
JinkoSolar Holding Co., Ltd. ADR (a)(b)	8,521	153,378
Joy City Property, Ltd.	1,568,000	217,724
Jumei International Holding, Ltd. ADR (a)	4,690	11,068
Kama Co., Ltd. Class B (a)	48,800	31,232
Kingdee International Software Group Co., Ltd. (b)	1,423,000	1,645,977
Kingsoft Corp., Ltd.	138,000	350,891
Konka Group Co., Ltd. Class B	8,444,463	3,151,902
Kunlun Energy Co., Ltd.	3,172,622	3,314,098
KWG Group Holdings, Ltd.	793,668	957,463
Lao Feng Xiang Co., Ltd. Class B	83,030	290,356
Lenovo Group, Ltd. (b)	5,333,220	4,796,532
LexinFintech Holdings, Ltd. ADR (a)	13,283	139,471
Leyou Technologies Holdings, Ltd. (a)	425,000	118,568
Li Ning Co., Ltd. (a)	1,168,333	1,833,625
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	2,120
Lifetech Scientific Corp. (a)	1,406,000	300,904
Link Motion, Inc. ADR (a)(e)	16,509	—
Livzon Pharmaceutical Group, Inc. Class H	86,906	302,236
Luye Pharma Group, Ltd. (b)(d)	387,000	338,196
Maanshan Iron & Steel Co., Ltd. Class H	2,974,000	1,454,807
Meitu, Inc. (a)(d)	221,000	103,885
Meituan Dianping Class B (a)	1,724,500	11,621,227
Metallurgical Corp. of China, Ltd. Class H	784,000	231,706
Minth Group, Ltd.	68,000	213,963
MOBI Development Co., Ltd.	773,000	122,105
Momo, Inc. ADR (a)	57,938	2,215,549
National Agricultural Holdings, Ltd. (a)(b)(e)	72,000	2,729
NetEase, Inc. ADR	44,553	10,757,322
New China Life Insurance Co., Ltd. Class H	389,500	1,984,726
New Oriental Education & Technology Group, Inc. ADR (a)	66,431	5,984,769
Newater Technology, Inc. (a)(b)	12,926	93,972
NIO, Inc. ADR (a)	17,900	91,290
Noah Holdings, Ltd. ADR (a)(b)	7,035	340,916
On-Bright Electronics, Inc.	19,000	117,130
Ourgame International Holdings, Ltd. (a)	65,000	6,376
Ozner Water International Holding, Ltd. (b)(d)	701,000	110,732
Pacific Online, Ltd. (b)	64,000	13,452
Parkson Retail Group, Ltd.	1,058,134	84,921

85

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
People's Insurance Co. Group of China, Ltd. Class H	3,060,000	$ 1,309,766
PetroChina Co., Ltd. Class H	11,822,627	7,665,931
PICC Property & Casualty Co., Ltd. Class H	5,125,307	5,823,953
Pinduoduo, Inc. ADR (a)	33,300	825,840
Ping An Healthcare and Technology Co., Ltd. (a)(b)(d)	162,500	917,044
Ping An Insurance Group Co. of China, Ltd. Class H (b)	2,728,164	30,548,681
Poly Culture Group Corp., Ltd. Class H	7,200	10,089
Poly Property Group Co., Ltd.	716,000	279,105
PW Medtech Group, Ltd. (a)	68,000	10,395
Regal International Airport Group Co., Ltd.	65,000	54,319
ReneSola, Ltd. ADR (a)(b)	19,652	32,819
Renhe Commercial Holdings Co., Ltd. (a)	9,231,000	317,501
Semiconductor Manufacturing International Corp. (a)(b)	1,535,900	1,553,519
Shandong Airlines Co., Ltd. Class B	5,800	8,888
Shandong Chenming Paper Holdings, Ltd. Class B	220,400	138,979
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	272,000	259,874
Shanghai Baosight Software Co., Ltd. Class B	60,400	134,088
Shanghai Electric Group Co., Ltd. Class H (b)	3,148,077	1,195,074
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	120,985
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	16,000	25,193
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	7,195
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	394,748	180,795
Shanghai Huayi Group Co., Ltd. Class B	200	189
Shanghai Industrial Urban Development Group, Ltd.	26,000	5,531
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	28,000	7,562
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	464,582	500,819
Shanghai Jinjiang International Travel Co., Ltd. Class B	6,000	11,520
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	558,966	711,005
Security Description	Shares	Value
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	310,040	$ 455,139
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	156,600	341,131
Shanghai Prime Machinery Co., Ltd. Class H (a)	136,000	20,617
Shengjing Bank Co., Ltd. Class H (d)	366,300	203,449
Shenzhen Expressway Co., Ltd. Class H	1,536,482	1,800,729
Shenzhen Investment, Ltd. (b)	1,441,099	550,742
Shenzhou International Group Holdings, Ltd.	182,400	2,444,408
Shougang Concord International Enterprises Co., Ltd. (a)	2,526,000	101,362
Shunfeng International Clean Energy, Ltd. (a)	138,000	5,450
Silergy Corp.	27,000	402,979
Silver Grant International Industries, Ltd. (a)	142,000	28,762
SINA Corp. (a)	46,852	2,775,512
Sinofert Holdings, Ltd. (a)(b)	130,000	16,229
SinoMedia Holding, Ltd. (b)	65,000	14,491
Sino-Ocean Group Holding, Ltd.	3,117,980	1,366,359
Sinopec Oilfield Service Corp. Class H (a)(b)	148,000	16,968
Sinopec Shanghai Petrochemical Co., Ltd. Class H	3,128,600	1,490,578
Sinopharm Group Co., Ltd. Class H	597,600	2,489,381
Sinosoft Technology Group, Ltd.	704,600	239,655
Sinotrans, Ltd. Class H	3,838,300	1,647,790
Sinotruk Hong Kong, Ltd.	110,500	235,078
Sinovac Biotech, Ltd. (a)(c)	63,289	409,480
SITC International Holdings Co., Ltd.	69,000	70,846
SOHO China, Ltd. (a)	349,500	146,924
SPT Energy Group, Inc. (a)	20,000	1,834
Sunac China Holdings, Ltd. (b)	890,000	4,433,022
Sunny Optical Technology Group Co., Ltd.	292,700	3,495,643
Synertone Communication Corp. (a)	54,400	644
TAL Education Group ADR (a)	155,246	5,601,276
TCL Electronics Holdings, Ltd.	52,000	28,418
Tencent Holdings, Ltd.	2,778,756	127,788,192
Tian Ge Interactive Holdings, Ltd. (d)	70,000	27,822
Tiangong International Co., Ltd.	138,000	32,347
Tianneng Power International, Ltd.	130,000	116,918
Tingyi Cayman Islands Holding Corp.	1,700,000	2,802,311
Tong Ren Tang Technologies Co., Ltd. Class H (b)	10,000	13,427
TravelSky Technology, Ltd. Class H	1,423,427	3,762,586

86

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Trigiant Group, Ltd.	22,000	$ 3,755
Uni-President China Holdings, Ltd.	72,000	70,625
Universal Health International Group Holding, Ltd. (a)	69,000	1,134
Uxin, Ltd. ADR (a)	26,400	100,056
V1 Group, Ltd. (a)	1,750,200	56,854
Vipshop Holdings, Ltd. ADR (a)	163,811	1,315,402
Want Want China Holdings, Ltd.	4,621,000	3,838,103
Weibo Corp. ADR (a)(b)	18,076	1,120,531
West China Cement, Ltd.	1,426,000	188,923
Wisdom Sports Group (b)	75,000	5,255
Wuxi Biologics Cayman, Inc. (a)(d)	156,500	1,522,147
Xiamen International Port Co., Ltd. Class H	26,000	3,676
Xiaomi Corp. Class B (a)(d)	5,618,600	8,145,233
Xinchen China Power Holdings, Ltd. (a)(b)	555,000	30,048
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	16,260	23,406
Xinyi Solar Holdings, Ltd.	1,591,254	766,239
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b)(d)	6,500	17,430
Yanzhou Coal Mining Co., Ltd. Class H	1,732,000	1,701,122
Yestar Healthcare Holdings Co., Ltd.	22,500	5,274
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (d)	37,000	160,256
Yihai International Holding, Ltd.	55,000	244,874
Yingli Green Energy Holding Co., Ltd. ADR (a)	11,708	1,873
Yum China Holdings, Inc.	150,787	6,771,844
YY, Inc. ADR (a)	15,657	1,315,345
Zai Lab, Ltd. ADR (a)	7,000	206,570
Zhaojin Mining Industry Co., Ltd. Class H	36,500	36,547
Zhejiang Expressway Co., Ltd. Class H	2,997,862	3,437,061
Zhuzhou CRRC Times Electric Co., Ltd. Class H	387,200	2,288,687
Zijin Mining Group Co., Ltd. Class H	4,609,000	1,908,197
ZTE Corp. Class H (a)(b)	674,345	2,027,343
ZTO Express Cayman, Inc. ADR	99,016	1,810,012
		887,679,138
COLOMBIA — 0.5%
Almacenes Exito SA	83,804	381,994
Avianca Holdings SA Preference Shares	1,222,033	642,574
Banco Davivienda SA Preference Shares	139,075	1,632,848
Banco de Bogota SA	36,748	761,382
Security Description	Shares	Value
Bancolombia SA ADR	46,835	$ 2,391,395
Bancolombia SA	129,242	1,606,660
Bolsa de Valores de Colombia	159,332	603,220
Celsia SA ESP	68,273	94,946
Cementos Argos SA	88,896	219,904
Cementos Argos SA Preference Shares	105,792	217,530
Cemex Latam Holdings SA (a)	20,696	31,186
Constructora Conconcreto SA (a)	124,539	18,375
Corp. Financiera Colombiana SA (a)	43,911	365,296
Ecopetrol SA	1,244,262	1,333,913
Empresa de Telecomunicaciones de Bogota (a)	2,315,666	207,906
Grupo Argos SA Preference Shares	140,821	654,266
Grupo Argos SA	32,251	183,251
Grupo Aval Acciones y Valores SA	2,410,953	923,366
Grupo de Inversiones Suramericana SA Preference Shares	50,964	550,360
Grupo de Inversiones Suramericana SA	50,758	583,828
Grupo Nutresa SA	47,277	382,611
Interconexion Electrica SA ESP	188,549	944,675
		14,731,486
CZECH REPUBLIC — 0.3%
CEZ A/S	169,836	3,990,304
Komercni banka A/S	89,711	3,665,677
		7,655,981
EGYPT — 0.3%
Commercial International Bank Egypt SAE	1,836,415	7,221,678
Egypt Kuwait Holding Co. SAE	574,573	904,378
Egyptian Financial Group-Hermes Holding Co. (a)	878,183	841,698
Global Telecom Holding SAE (a)	729,291	190,634
Orascom Investment Holding (a)	102,728	3,924
Qalaa Holdings SAE (a)	504,418	117,009
		9,279,321
GREECE — 0.2%
Alpha Bank AE (a)	373,768	517,892
Diana Shipping, Inc. (a)	61,278	172,804
DryShips, Inc.	23,200	107,184
Ellaktor SA (a)	369	671
Eurobank Ergasias SA (a)	574,221	457,782
FF Group (a)(e)	5,627	15,164
Fourlis Holdings SA	176	998
Frigoglass SAIC (a)	99	12
GEK Terna Holding Real Estate Construction SA (a)	715	3,950

87

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Grivalia Properties REIC AE	55,053	$ 665,143
Hellenic Exchanges - Athens Stock Exchange SA	104,312	502,474
Hellenic Telecommunications Organization SA	87,171	1,168,687
Holding Co. ADMIE IPTO SA	5,373	10,413
Intralot SA-Integrated Lottery Systems & Services (a)	393,622	226,293
JUMBO SA	35,786	598,716
Marfin Investment Group Holdings SA (a)	1,114,862	100,897
Mytilineos Holdings SA	181	1,831
National Bank of Greece SA (a)	153,816	268,740
OPAP SA	107,456	1,110,044
Piraeus Bank SA (a)	151,735	207,518
Public Power Corp. SA (a)	24,292	42,305
Safe Bulkers, Inc. (a)	66,200	96,652
Sarantis SA	12,459	98,487
Star Bulk Carriers Corp. (a)	9,423	62,003
Terna Energy SA	215	1,557
Titan Cement Co. SA	17,758	384,036
		6,822,253
HONG KONG — 1.5%
AGTech Holdings, Ltd. (a)(b)	56,000	3,638
Alibaba Pictures Group, Ltd. (a)(b)	7,692,400	1,362,102
AMVIG Holdings, Ltd.	130,000	30,968
Asian Citrus Holdings, Ltd. (a)(b)(e)	51,000	—
Bosideng International Holdings, Ltd.	1,412,000	345,358
Camsing International Holding, Ltd.	106,000	107,486
Carnival Group International Holdings, Ltd. (a)(b)	680,000	4,071
Central Wealth Group Holdings, Ltd. (a)(b)	168,000	1,305
Chia Tai Enterprises International, Ltd. (a)	2,300	542
China All Access Holdings, Ltd.	28,000	1,819
China Animation Characters Co., Ltd. (b)	65,000	19,956
China Education Group Holdings, Ltd.	121,000	184,044
China Everbright, Ltd.	24,000	47,572
China Fiber Optic Network System Group, Ltd. (a)(e)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	11,659
China Financial Leasing Group, Ltd. (a)	80,000	2,507
China First Capital Group, Ltd. (a)	796,000	420,818
China Gas Holdings, Ltd.	1,416,000	4,978,579
China High Speed Transmission Equipment Group Co., Ltd. (b)	657,000	569,125
Security Description	Shares	Value
China Jicheng Holdings, Ltd. (a)(d)	117,414	$ 643
China National Culture Group, Ltd. (a)	670,000	1,878
China NT Pharma Group Co., Ltd.	1,503,600	134,080
China Ocean Industry Group, Ltd. (a)	2,435,000	7,445
China Oil & Gas Group, Ltd.	132,000	8,576
China Public Procurement, Ltd.	6,720	347
China Resources Cement Holdings, Ltd.	332,000	342,575
China Resources Land, Ltd.	1,590,222	7,130,722
China State Construction International Holdings, Ltd.	159,250	149,108
China Vanguard You Champion Holdings, Ltd. (a)	70,000	1,676
Citychamp Watch & Jewellery Group, Ltd.	1,410,000	292,779
Comba Telecom Systems Holdings, Ltd. (a)(b)	146,117	34,063
Concord New Energy Group, Ltd.	120,000	6,344
CP Pokphand Co., Ltd.	3,006,000	271,882
Digital China Holdings, Ltd. (a)	714,000	381,106
Essex Bio-technology, Ltd. (b)	700,000	570,704
Eternity Investment, Ltd. (a)	40,574	905
Feiyu Technology International Co., Ltd. (a)(d)	19,500	745
First Shanghai Investments, Ltd. (a)	40,000	3,261
Fullshare Holdings, Ltd. (b)	3,827,000	511,895
GCL-Poly Energy Holdings, Ltd. (a)(b)	4,614,000	323,276
Golden Meditech Holdings, Ltd. (a)(b)	44,000	4,484
Ground International Development, Ltd. (a)	2,005,000	80,456
Haier Electronics Group Co., Ltd.	72,000	209,122
Hanergy Thin Film Power Group, Ltd. (a)(e)	856,000	—
Hengdeli Holdings, Ltd. (a)	9,649,600	473,264
Hi Sun Technology China, Ltd. (a)	225,000	38,408
Huabao International Holdings, Ltd.	682,000	345,781
Huayi Tencent Entertainment Co., Ltd. (a)	110,000	2,831
Imperial Pacific International Holdings, Ltd. (a)(b)	15,130,000	111,789
Ju Teng International Holdings, Ltd.	134,500	38,208
Kingboard Holdings, Ltd.	779,840	2,766,711
Kingboard Laminates Holdings, Ltd.	389,500	409,350
Lee & Man Paper Manufacturing, Ltd.	76,000	64,770

88

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Life Healthcare Group, Ltd. (a)	88,000	$ 628
Millennium Pacific Group Holdings, Ltd. (a)	190,000	1,089
Munsun Capital Group, Ltd. (a)	51,111	736
Neo Telemedia, Ltd.	6,000,000	124,587
NetDragon Websoft Holdings, Ltd.	34,500	86,668
New Provenance Everlasting Holdings, Ltd. Class H (a)	5,088,030	22,686
NewOcean Energy Holdings, Ltd. (a)(b)	22,000	6,278
Nine Dragons Paper Holdings, Ltd.	1,487,000	1,416,921
Pou Sheng International Holdings, Ltd.	772,000	167,186
Qianhai Health Holdings, Ltd.	5,921	196
Real Nutriceutical Group, Ltd. (a)(e)	199,000	2,535
Shenwan Hongyuan HK, Ltd.	10,000	2,713
Shenzhen International Holdings, Ltd.	406,323	862,342
Shimao Property Holdings, Ltd.	1,108,220	3,465,857
SIM Technology Group, Ltd.	2,836,000	115,608
Sino Biopharmaceutical, Ltd.	3,631,000	3,311,863
Skyworth Digital Holdings, Ltd.	1,409,225	479,319
Solargiga Energy Holdings, Ltd. (a)	4,629,000	76,659
Solartech International Holdings, Ltd. (a)	1,000,000	12,612
SSY Group, Ltd.	199,740	185,747
Sun Art Retail Group, Ltd.	746,500	727,486
Suncorp Technologies, Ltd. (a)	4,850,000	15,446
Tech Pro Technology Development, Ltd. (a)(b)(e)	484,000	2,096
Tibet Water Resources, Ltd. (a)	67,000	20,826
United Laboratories International Holdings, Ltd. (b)	12,000	7,093
Vision Values Holdings, Ltd. (a)	90,000	3,554
Wanda Hotel Development Co., Ltd. (a)	547,000	52,958
Wasion Holdings, Ltd.	24,000	12,566
WH Group, Ltd. (d)	3,890,500	4,163,109
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	2,965
Xinyi Glass Holdings, Ltd.	1,530,000	1,754,151
Yip's Chemical Holdings, Ltd.	10,000	3,223
Yuexiu Property Co., Ltd.	6,106,000	1,470,116
Yuexiu Transport Infrastructure, Ltd.	1,258	1,024
		41,389,576
HUNGARY — 0.6%
MOL Hungarian Oil & Gas PLC	336,562	3,851,582
OTP Bank Nyrt	196,256	8,632,938
Richter Gedeon Nyrt	196,514	3,704,694
		16,189,214
Security Description	Shares	Value
INDIA — 13.2%
Adani Enterprises, Ltd.	95,237	$ 201,747
Adani Gas, Ltd. (a)	2,430	4,514
Adani Green Energy, Ltd. (a)	154,985	83,114
Adani Ports & Special Economic Zone, Ltd.	473,463	2,584,483
Adani Power, Ltd. (a)	390,953	272,016
Adani Transmission, Ltd. (a)	58,613	183,940
Aditya Birla Capital, Ltd. GDR (a)	285	402
Aditya Birla Fashion and Retail, Ltd. (a)	53,106	168,920
AIA Engineering, Ltd.	6,142	159,244
Alok Industries, Ltd. (a)	2,047,680	140,404
Amtek Auto, Ltd. (a)	25,821	1,025
Anant Raj, Ltd.	666,917	323,470
Apollo Hospitals Enterprise, Ltd.	58,589	1,038,237
Ashok Leyland, Ltd.	352,538	464,622
Asian Paints, Ltd.	47,638	1,026,478
AstraZeneca Pharma India, Ltd. (a)	46,600	1,337,728
Aurobindo Pharma, Ltd.	191,199	2,164,530
Avenue Supermarts, Ltd. (a)(d)	22,449	476,719
Axis Bank, Ltd. (a)	744,083	8,348,445
Bajaj Finance, Ltd.	65,349	2,853,565
Bajaj Hindusthan Sugar, Ltd. (a)	939,649	107,156
Balkrishna Industries, Ltd.	11,679	167,830
Balrampur Chini Mills, Ltd.	475,359	940,768
Bandhan Bank, Ltd. (d)	13,875	105,402
BF Investment, Ltd. (a)	111,638	427,858
Bharat Electronics, Ltd.	105,402	141,880
Bharat Financial Inclusion, Ltd. (a)	30,307	494,449
Bharat Forge, Ltd.	24,660	182,400
Bharat Heavy Electricals, Ltd.	1,143,670	1,237,359
Bharat Petroleum Corp., Ltd.	219,151	1,257,647
Bharti Airtel, Ltd.	1,153,147	5,544,760
Bharti Infratel, Ltd.	226,287	1,023,722
Biocon, Ltd.	107,449	946,994
Bombay Dyeing & Manufacturing Co., Ltd.	37,288	72,638
Bosch, Ltd.	769	201,864
Britannia Industries, Ltd.	98,262	4,376,577
Caplin Point Laboratories, Ltd.	39,646	229,892
CG Power and Industrial Solutions, Ltd. (a)	315,311	194,353
Cipla, Ltd.	520,460	3,973,602
Coal India, Ltd.	382,032	1,308,091
CORE Education & Technologies, Ltd. (a)(e)	9,253	—
Cox & Kings, Ltd.	52,971	106,936
Crompton Greaves Consumer Electricals, Ltd.	37,180	121,939
Dabur India, Ltd.	52,739	311,219
DCB Bank, Ltd.	1,381,500	4,082,180
Delta Corp., Ltd.	93,485	343,847

89

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Dewan Housing Finance Corp., Ltd.	385,637	$ 836,405
Dilip Buildcon, Ltd. (d)	10,869	100,649
Dish TV India, Ltd.	181,050	101,665
Dishman Carbogen Amcis, Ltd. (a)	32,415	97,491
Divi's Laboratories, Ltd.	12,858	316,109
Dr Reddy's Laboratories, Ltd. ADR	147,779	5,985,049
Edelweiss Financial Services, Ltd.	168,601	481,283
Educomp Solutions, Ltd. (a)	22,435	745
Eicher Motors, Ltd.	4,766	1,413,646
Equitas Holdings, Ltd. (a)	51,355	101,487
Era Infra Engineering, Ltd. (a)(e)	2,941	—
FDC, Ltd. (a)	100,387	240,769
Federal Bank, Ltd.	216,621	301,596
Fortis Healthcare, Ltd. (a)	272,015	533,036
Future Retail, Ltd. (a)	44,061	288,662
GAIL India, Ltd.	944,041	4,737,580
Gammon India, Ltd. (a)(c)	139,302	3,318
Gateway Distriparks, Ltd.	165,256	319,658
Gitanjali Gems, Ltd. (a)	3,573	52
Glenmark Pharmaceuticals, Ltd.	44,402	414,825
Godrej Consumer Products, Ltd.	101,305	1,003,179
Godrej Industries, Ltd.	280,008	2,168,117
Granules India, Ltd.	567,752	937,989
Graphite India, Ltd.	45,312	292,312
Grasim Industries, Ltd. GDR	209	2,592
Grasim Industries, Ltd.	53,239	659,349
GRUH Finance, Ltd.	502,024	1,998,675
GTL Infrastructure, Ltd. (a)	2,071,721	28,410
GTL, Ltd. (a)	312,143	21,178
Gujarat NRE Coke, Ltd. (a)(e)	25,505	—
Gujarat Pipavav Port, Ltd.	17,005	24,424
GVK Power & Infrastructure, Ltd. (a)	1,175,218	129,779
HCL Technologies, Ltd.	294,169	4,617,742
HDFC Bank, Ltd.	883,060	29,559,406
HEG, Ltd.	12,442	375,999
Hero MotoCorp, Ltd.	159,575	5,881,182
Himadri Speciality Chemical, Ltd.	174,888	293,605
Himatsingka Seide, Ltd.	33,602	105,596
Hindalco Industries, Ltd.	530,518	1,573,749
Hindustan Construction Co., Ltd. (a)	937,198	202,930
Hindustan Petroleum Corp., Ltd.	160,940	659,442
Hindustan Unilever, Ltd.	589,073	14,513,602
Housing Development & Infrastructure, Ltd. (a)	93,913	35,044
Housing Development Finance Corp., Ltd.	1,039,337	29,529,773
ICICI Bank, Ltd. ADR	1,174,336	13,457,891
IDFC First Bank, Ltd. (a)	137,654	110,282
IDFC, Ltd.	18	12
Security Description	Shares	Value
IFB Industries, Ltd. (a)	2,497	$ 35,250
IIFL Holdings, Ltd.	48,649	301,269
India Cements, Ltd.	148,759	232,560
Indiabulls Housing Finance, Ltd.	121,761	1,508,501
Indiabulls Integrated Services, Ltd.	24,115	106,938
Indiabulls Real Estate, Ltd. (a)	198,247	263,852
Indiabulls Ventures, Ltd.	84,309	396,931
Indian Hotels Co., Ltd.	715,784	1,600,504
Indian Oil Corp., Ltd.	478,039	1,123,763
IndusInd Bank, Ltd.	143,052	3,675,678
Infibeam Avenues, Ltd.	267,926	166,112
Info Edge India, Ltd.	30,219	803,753
Infosys, Ltd. ADR	2,183,430	23,864,890
InterGlobe Aviation, Ltd. (d)	17,139	353,332
IRB Infrastructure Developers, Ltd.	34,857	72,884
ITC, Ltd.	1,414,924	6,071,255
ITC, Ltd. GDR	59,053	253,391
IVRCL, Ltd. (a)	5,304,684	61,259
Jain Irrigation Systems, Ltd.	199,762	169,845
Jaiprakash Associates, Ltd. (a)	433,367	34,094
Jet Airways India, Ltd. (a)	147,976	574,175
Jindal Steel & Power, Ltd. (a)	49,040	127,210
JSW Steel, Ltd.	82,014	346,939
Jubilant Foodworks, Ltd.	38,332	799,010
Jubilant Life Sciences, Ltd.	32,571	312,569
Just Dial, Ltd. (a)	55,015	479,232
KEI Industries, Ltd.	84,252	517,431
Kotak Mahindra Bank, Ltd.	326,212	6,284,084
KPIT Technologies, Ltd. (a)	112,714	160,509
KPIT Technologies, Ltd. (a)(c)	93,588	105,632
L&T Finance Holdings, Ltd.	52,697	116,044
Lanco Infratech, Ltd. (a)(e)	15,749,074	—
Larsen & Toubro, Ltd. GDR	471,216	9,386,623
LIC Housing Finance, Ltd.	164,578	1,264,358
Lupin, Ltd.	100,107	1,068,771
LUX Industries, Ltd.	26,664	528,565
Magma Fincorp, Ltd.	73,704	125,331
Mahanagar Telephone Nigam, Ltd. (a)	440,526	76,309
Mahindra & Mahindra Financial Services, Ltd.	148,401	902,295
Mahindra & Mahindra, Ltd. GDR	722,123	7,149,018
MakeMyTrip, Ltd. (a)	18,439	508,916
Manpasand Beverages, Ltd.	58,445	98,625
Marico, Ltd.	78,429	392,456
Marksans Pharma, Ltd.	1,485,117	534,878
Maruti Suzuki India, Ltd.	109,658	10,562,230
Max India, Ltd. (a)	127,731	126,025
Merck, Ltd.	3,289	175,337
Mindtree, Ltd.	30,221	412,035
Monnet Ispat & Energy, Ltd. (a)	4,550	1,842
Motherson Sumi Systems, Ltd.	200,702	433,708
Mphasis, Ltd.	7,318	104,697

90

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MRF, Ltd.	1,554	$ 1,300,787
NCC, Ltd.	180,971	294,804
NIIT Technologies, Ltd.	33,260	636,561
NIIT, Ltd. (a)	75,552	98,591
NTPC, Ltd.	1,255,261	2,440,760
Oil & Natural Gas Corp., Ltd.	2,152,290	4,963,238
OnMobile Global, Ltd.	13,542	8,181
Opto Circuits India, Ltd. (a)	2,219,696	265,947
Orient Electric, Ltd.	51,899	114,212
Page Industries, Ltd.	2,334	841,360
Paisalo Digital, Ltd.	15,205	65,682
PC Jeweller, Ltd.	135,907	161,264
Pfizer, Ltd.	9,410	451,789
Phillips Carbon Black, Ltd.	44,710	113,881
Piramal Enterprises, Ltd.	34,087	1,359,667
Power Grid Corp. of India, Ltd.	259,651	741,753
Prism Johnson, Ltd.	77,071	106,414
PS IT Infrastructure & Services, Ltd. (a)	556,322	302,755
PTC India, Ltd.	478,951	507,816
Punj Lloyd, Ltd. (a)	676,869	20,030
Radico Khaitan, Ltd.	63,449	361,872
Rain Industries, Ltd.	91,471	134,945
Rajesh Exports, Ltd.	78,037	750,180
RattanIndia Infrastructure, Ltd. (a)	178,049	6,939
Raymond, Ltd.	28,865	338,130
Redington India, Ltd.	72,297	107,024
REI Agro, Ltd. (a)(e)	1,873,023	—
Reliance Capital, Ltd.	65,446	193,197
Reliance Communications, Ltd. (a)	735,361	44,053
Reliance Home Finance, Ltd.	12,884	5,347
Reliance Industries, Ltd. GDR (d)	717,836	28,785,224
Reliance Infrastructure, Ltd.	193,643	382,953
Repco Home Finance, Ltd.	30,210	202,432
Rolta India, Ltd. (a)	467,905	47,956
Ruchi Soya Industries, Ltd. (a)	1,168,061	111,284
Schneider Electric Infrastructure, Ltd. (a)	47,461	76,938
Sequent Scientific, Ltd. (a)	526,920	546,126
Shankara Building Products, Ltd.	26,233	155,315
Sharda Cropchem, Ltd.	16,776	89,589
Shilpa Medicare, Ltd.	52,809	259,986
Shriram Transport Finance Co., Ltd.	68,518	1,263,441
Siemens, Ltd.	176,640	2,878,257
Sintex Industries, Ltd.	345,504	42,144
Sintex Plastics Technology, Ltd. (a)	91,543	26,363
Solara Active Pharma Sciences, Ltd. (a)	43,828	264,739
Srei Infrastructure Finance, Ltd.	211,818	90,965
State Bank of India GDR (a)	84,197	3,894,111
Sterlite Technologies, Ltd.	73,310	231,174
Security Description	Shares	Value
Strides Pharma Science, Ltd.	78,592	$ 535,934
Sun Pharma Advanced Research Co., Ltd. (a)	15,617	43,081
Sun Pharmaceutical Industries, Ltd.	621,996	4,299,427
Sun TV Network, Ltd.	58,741	532,591
Suven Life Sciences, Ltd.	192,418	724,675
Suzlon Energy, Ltd. (a)	3,212,271	285,175
Swan Energy, Ltd.	67,942	105,431
Symphony, Ltd.	8,570	170,695
TAKE Solutions, Ltd.	112,388	242,297
Tata Communications, Ltd.	131,669	1,164,636
Tata Consultancy Services, Ltd.	548,600	15,851,392
Tata Elxsi, Ltd.	21,754	302,436
Tata Motors, Ltd. ADR (a)(b)	260,673	3,274,053
Tata Power Co., Ltd.	1,876,626	1,999,206
Tata Steel, Ltd.	280,208	2,107,374
TeamLease Services, Ltd. (a)	4,181	182,633
Tech Mahindra, Ltd.	252,626	2,829,484
Tejas Networks, Ltd. (a)(d)	110,005	269,713
Thyrocare Technologies, Ltd. (d)	40,025	308,471
Titan Co., Ltd.	80,373	1,324,777
Ujjivan Financial Services, Ltd.	41,486	208,283
UltraTech Cement, Ltd.	13,579	783,740
Unichem Laboratories, Ltd.	121,475	341,235
Unitech, Ltd. (a)	724,861	14,126
United Breweries, Ltd.	41,372	832,994
United Spirits, Ltd. (a)	183,072	1,463,783
UPL, Ltd.	95,156	1,317,074
Vakrangee, Ltd.	250,665	182,006
Vedanta, Ltd.	471,073	1,254,268
Venky's India, Ltd.	6,979	228,421
Videocon Industries, Ltd. (a)	931,948	38,341
VIP Industries, Ltd.	38,771	270,516
V-Mart Retail, Ltd.	10,035	390,282
Vodafone Idea, Ltd. (a)	208,696	54,979
VST Industries, Ltd.	15,327	764,414
Welspun India, Ltd.	111,552	96,053
Wipro, Ltd. ADR (b)	893,445	3,555,911
Wockhardt, Ltd. (a)	52,093	333,124
Yes Bank, Ltd.	562,250	2,232,768
Zee Entertainment Enterprises, Ltd.	323,218	2,078,580
Zensar Technologies, Ltd.	34,463	114,470
		368,157,190
INDONESIA — 2.7%
Alam Sutera Realty Tbk PT (a)	5,139,400	111,883
Astra International Tbk PT	13,901,703	7,150,981
Bank Central Asia Tbk PT	7,823,940	15,246,793
Bank Danamon Indonesia Tbk PT	3,446,918	2,251,147
Bank Mandiri Persero Tbk PT	14,376,363	7,521,342
Bank Negara Indonesia Persero Tbk PT	1,387,200	915,708
Bank Rakyat Indonesia Persero Tbk PT	35,817,263	10,362,860

91

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Barito Pacific Tbk PT	11,200,564	$ 2,823,738
Bekasi Fajar Industrial Estate Tbk PT	3,187,500	53,722
Bumi Resources Tbk PT (a)	1,890,600	16,330
Bumi Serpong Damai Tbk PT (a)	2,708,200	267,207
Charoen Pokphand Indonesia Tbk PT	2,986,100	1,342,067
Ciputra Development Tbk PT	4,233,952	297,328
Citra Marga Nusaphala Persada Tbk PT (a)	1,157,741	100,815
Garuda Indonesia Persero Tbk PT (a)	9,088,800	302,534
Global Mediacom Tbk PT	457,700	11,250
Indah Kiat Pulp & Paper Corp. Tbk PT	491,000	296,531
Indocement Tunggal Prakarsa Tbk PT	380,300	584,871
Indofood Sukses Makmur Tbk PT	7,483,051	3,350,032
Indosat Tbk PT	1,792,000	314,607
Japfa Comfeed Indonesia Tbk PT	773,500	95,330
Kalbe Farma Tbk PT	35,951,461	3,837,515
Kawasan Industri Jababeka Tbk PT (a)	3,525,531	60,409
Lippo Cikarang Tbk PT (a)	148,500	19,292
Lippo Karawaci Tbk PT	8,789,900	177,773
Matahari Department Store Tbk PT	262,900	75,510
Matahari Putra Prima Tbk PT (a)	457,900	8,232
Mayora Indah Tbk PT	5,338,055	959,650
Medco Energi Internasional Tbk PT (a)	12,888,307	805,519
Media Nusantara Citra Tbk PT	608,300	32,038
Modernland Realty Tbk PT	5,481,300	96,231
Pabrik Kertas Tjiwi Kimia Tbk PT	236,138	182,825
Pakuwon Jati Tbk PT	3,872,600	187,647
Perusahaan Gas Negara Persero Tbk	10,277,200	1,696,027
Semen Indonesia Persero Tbk PT	611,100	598,655
Sigmagold Inti Perkasa Tbk PT (a)(e)	1,312,600	—
Summarecon Agung Tbk PT	2,991,200	197,453
Telekomunikasi Indonesia Persero Tbk PT	26,037,000	7,222,342
Tiga Pilar Sejahtera Food Tbk (a)(e)	2,383,200	14,058
Unilever Indonesia Tbk PT	456,900	1,579,417
United Tractors Tbk PT	1,549,722	2,943,819
		74,111,488
MACAU — 0.0% (f)
Newtree Group Holdings, Ltd. (a)	35,000	2,408
Security Description	Shares	Value
MALAYSIA — 2.4%
Aeon Co. M Bhd	4,229,590	$ 1,522,963
AEON Credit Service M Bhd	84,150	346,288
AirAsia Group Bhd	815,000	531,023
Alliance Bank Malaysia Bhd	3,346,300	3,352,448
Axiata Group Bhd	1,024,699	1,041,641
Bahvest Resources Bhd (a)	1,194,400	201,870
Berjaya Sports Toto Bhd	1,625,614	963,622
Bintulu Port Holdings Bhd	94	109
British American Tobacco Malaysia Bhd	7,200	63,737
Bursa Malaysia Bhd	1,044,139	1,757,069
Capitaland Malaysia Mall Trust REIT	1,080,300	293,725
Carlsberg Brewery Malaysia Bhd Class B	981,777	6,430,549
CIMB Group Holdings Bhd	1,022,256	1,289,558
Dagang NeXchange Bhd (a)	1,479,300	101,458
Datasonic Group Bhd	772,200	97,412
Dialog Group Bhd	4,163,306	3,232,745
DiGi.Com Bhd	4,350,900	4,849,135
FGV Holdings Bhd (a)	258,500	74,717
Genting Bhd	2,632,500	4,281,641
Genting Malaysia Bhd	471,100	369,264
George Kent Malaysia Bhd	372,900	104,129
Globetronics Technology Bhd	485,100	206,754
Guan Chong Bhd	683,000	593,913
Hap Seng Plantations Holdings Bhd	43,300	18,243
Hartalega Holdings Bhd	313,000	354,976
IHH Healthcare Bhd	663,400	937,616
Inari Amertron Bhd	889,200	341,958
IOI Corp. Bhd	4,163,360	4,548,337
IOI Properties Group Bhd	3,170,262	1,025,045
Iskandar Waterfront City Bhd (a)	186,400	32,189
Karex Bhd	1,326,200	144,558
KLCCP Stapled Group	462,700	879,498
KNM Group Bhd (a)	3,046,921	85,829
KPJ Healthcare Bhd	1,204,180	289,062
Lingkaran Trans Kota Holdings Bhd	307,900	317,516
Magnum Bhd	2,514,060	1,465,637
Malayan Banking Bhd	2,022,675	4,592,822
Malaysian Pacific Industries Bhd	41,600	101,898
Malaysian Resources Corp. Bhd	6,164,100	1,336,247
MPHB Capital Bhd (a)	1,234,930	320,643
Muda Holdings Bhd	220,000	100,772
My EG Services Bhd	1,034,800	357,396
Naim Holdings Bhd (a)	87	25
OSK Holdings Bhd	7,220,759	1,653,744
Padini Holdings Bhd	114,600	100,775
Pavilion Real Estate Investment Trust	1,026,100	457,441
Petronas Chemicals Group Bhd	162,800	365,278
Pos Malaysia Bhd	793,800	355,825

92

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Press Metal Aluminium Holdings Bhd	98,500	$ 108,815
Public Bank Bhd	717,500	4,070,374
Sapura Energy Bhd (a)	280,400	23,009
Sime Darby Bhd	791,824	432,521
Sime Darby Plantation Bhd	377,424	464,095
Sime Darby Property Bhd	357,424	97,181
SP Setia Bhd Group	237,310	131,952
Sunway Real Estate Investment Trust	1,100,100	485,041
Supermax Corp. Bhd	805,400	290,003
TA Enterprise Bhd	4,298,500	652,803
TA Global Bhd	3,027,956	185,423
Telekom Malaysia Bhd	551,127	431,992
Tenaga Nasional Bhd	759,100	2,354,000
Top Glove Corp. Bhd	439,200	497,025
UEM Edgenta Bhd	539,200	367,171
UEM Sunrise Bhd	3,459,088	694,783
UMW Holdings Bhd	233,100	327,168
Unisem M Bhd	53,600	34,792
United Plantations Bhd	72,300	483,830
Velesto Energy Bhd (a)	39,963	2,790
ViTrox Corp. Bhd	79,800	140,346
VS Industry Bhd	1,389,750	364,246
WCT Holdings Bhd	6,388,396	1,298,804
		65,827,264
MEXICO — 2.9%
Alfa SAB de CV Class A	3,278,288	3,486,588
America Movil SAB de CV Series L	13,520,686	9,674,810
Axtel SAB de CV (a)(b)	1,325,860	156,526
Cemex SAB de CV Series CPO (a)(b)	9,644,310	4,509,545
Coca-Cola Femsa SAB de CV Series L	484,673	3,206,000
Consorcio ARA SAB de CV (b)	1,317,409	335,507
Desarrolladora Homex SAB de CV (a)	27,032	209
El Puerto de Liverpool SAB de CV Series C1 (b)	274,488	1,741,950
Fibra Uno Administracion SA de CV REIT	1,128,345	1,560,109
Fomento Economico Mexicano SAB de CV	1,282,141	11,841,503
Grupo Aeroportuario del Sureste SAB de CV Class B	234,833	3,797,037
Grupo Bimbo SAB de CV Class A	2,213,623	4,630,948
Grupo Elektra SAB DE CV (b)	40,872	2,211,207
Grupo Financiero Banorte SAB de CV Series O	1,258,690	6,848,416
Grupo Financiero Inbursa SAB de CV Series O	1,016,805	1,409,557
Grupo Mexico SAB de CV Class B	2,084,800	5,735,014
Grupo Televisa SAB Series CPO (b)	1,507,957	3,342,032
Security Description	Shares	Value
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)(b)	1,100,180	$ 1,928,399
Industrias CH SAB de CV Class B (a)(b)	276,940	1,227,259
Industrias Penoles SAB de CV	122,194	1,528,126
Kimberly-Clark de Mexico SAB de CV Class A (b)	1,811,303	3,075,877
Sare Holding SAB de CV Class B (a)(b)	1,478,241	2,058
Telesites SAB de CV (a)(b)	940,848	610,175
TV Azteca SAB de CV Series CPO (b)	3,030,802	328,119
Urbi Desarrollos Urbanos SAB de CV (a)	457,759	32,094
Wal-Mart de Mexico SAB de CV	3,256,017	8,715,165
		81,934,230
MONACO — 0.0% (f)
GasLog, Ltd.	13,293	232,096
NETHERLANDS — 0.0% (f)
VEON, Ltd. ADR	302,470	632,162
PERU — 0.9%
Cia de Minas Buenaventura SAA ADR (g)	256,559	4,433,340
Cia de Minas Buenaventura SAA ADR (g)	5,932	102,149
Credicorp, Ltd.	54,390	13,050,880
Southern Copper Corp. (g)	149,553	5,934,263
Southern Copper Corp. (g)	4,688	186,442
Volcan Cia Minera SAA Class B	3,708,274	692,509
		24,399,583
PHILIPPINES — 1.3%
Alliance Global Group, Inc.	1,635,600	503,357
Ayala Land, Inc.	9,310,810	7,961,443
Bank of the Philippine Islands	3,273,164	5,248,532
BDO Unibank, Inc.	2,429,048	6,189,423
Bloomberry Resorts Corp.	625,800	143,013
Cebu Air, Inc.	1,144,070	1,807,286
Cebu Holdings, Inc.	5,644,100	708,334
D&L Industries, Inc.	1,717,900	367,724
DoubleDragon Properties Corp. (a)	1,160,250	503,784
East West Banking Corp. (a)	946,400	219,162
Filinvest Land, Inc.	48,481,000	1,403,373
First Philippine Holdings Corp.	319,480	482,171
Global Ferronickel Holdings, Inc. (a)	1,524,449	44,999
GMA Holdings, Inc.	2,758,500	301,539
GT Capital Holdings, Inc.	7,935	140,763
JG Summit Holdings, Inc.	383,070	463,244
Megawide Construction Corp.	3,666,088	1,501,064
Megaworld Corp.	5,384,600	594,757
Nickel Asia Corp.	793,000	37,604
PLDT, Inc.	81,560	1,786,212

93

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Puregold Price Club, Inc.	242,950	$ 222,546
San Miguel Corp.	109,240	361,984
SM Investments Corp.	131,540	2,339,714
SM Prime Holdings, Inc.	2,438,890	1,853,203
Top Frontier Investment Holdings, Inc. (a)	14,951	74,314
Universal Robina Corp.	182,720	528,917
Vista Land & Lifescapes, Inc.	851,778	117,280
		35,905,742
POLAND — 1.1%
11 bit studios SA (a)	1,149	118,980
Asseco Poland SA	68,013	920,713
Bank Polska Kasa Opieki SA	124,260	3,565,241
Bioton SA (a)	789	957
CCC SA	1,917	107,604
CD Projekt SA (a)	18,185	948,655
Eurocash SA	6,256	35,703
Getin Holding SA (a)	59,571	31,387
Getin Noble Bank SA (a)	226,288	43,678
Globe Trade Centre SA	211,270	497,060
Grupa Lotos SA	110,746	2,409,123
KGHM Polska Miedz SA (a)	133,094	3,714,558
LPP SA	73	158,516
mBank SA	20,217	2,242,203
Orange Polska SA (a)	815,051	1,090,604
Orbis SA	2,785	66,395
PGE Polska Grupa Energetyczna SA (a)	463,741	1,202,339
Polimex-Mostostal SA (a)	11,732	8,568
Polski Koncern Naftowy ORLEN SA	176,113	4,485,223
Powszechna Kasa Oszczednosci Bank Polski SA	368,641	3,709,631
Powszechny Zaklad Ubezpieczen SA	237,054	2,504,190
Santander Bank Polska SA	18,620	1,850,417
		29,711,745
QATAR — 0.7%
Aamal Co.	28,044	76,489
Al Meera Consumer Goods Co. QSC	6,453	262,852
Commercial Bank PQSC	23,680	292,362
Industries Qatar QSC	41,499	1,412,271
Mannai Corp. QSC	22,845	291,779
Masraf Al Rayan QSC	250,557	2,529,141
Mazaya Qatar Real Estate Development QSC (a)	137,811	299,791
Medicare Group	18,487	336,658
National Leasing	250,437	558,552
Ooredoo QSC	64,139	1,169,767
Qatar Electricity & Water Co. QSC	6,062	286,870
Qatar Insurance Co. SAQ	70,229	703,881
Qatar Islamic Bank SAQ	20,096	837,069
Qatar National Bank QPSC	171,267	8,491,023
Security Description	Shares	Value
Qatar Navigation QSC	5,990	$ 108,917
Qatari Investors Group QSC	65,313	449,562
Vodafone Qatar QSC	249,497	534,526
		18,641,510
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	105,574	889,029
RUSSIA — 4.1%
Evraz PLC	153,622	1,241,900
Gazprom PJSC ADR	3,384,371	15,277,051
LSR Group PJSC, GDR	92,827	185,654
LUKOIL PJSC ADR	218,782	19,602,867
Magnit PJSC GDR (b)	108,958	1,536,308
Mail.Ru Group, Ltd. GDR (a)(b)	27,256	674,859
Mechel PJSC ADR (a)(b)	116,855	231,373
MMC Norilsk Nickel PJSC ADR (b)	436,035	9,209,059
Mobile TeleSystems PJSC ADR	491,322	3,714,394
Novatek PJSC, GDR	53,329	9,140,590
Novolipetsk Steel PJSC, GDR	24,940	640,210
Novorossiysk Commercial Sea Port PJSC, GDR	38,746	333,216
Polymetal International PLC	84,698	954,002
Rosneft Oil Co. PJSC GDR	922,861	5,795,567
Rostelecom PJSC ADR (b)	70,310	457,015
Sberbank of Russia PJSC ADR (g)	629,078	8,341,574
Sberbank of Russia PJSC ADR (g)	593,684	7,824,755
Severstal PJSC GDR (b)	356,372	5,559,403
Sistema PJSC FC GDR (b)	102,850	289,214
Surgutneftegas PJSC ADR	1,375,313	5,102,411
Tatneft PJSC ADR	173,549	12,009,591
Tatneft PJSC ADR (g)	1,402	96,724
TMK PJSC GDR	1,907	6,455
TMK PJSC GDR (b)	33,312	112,761
VTB Bank PJSC GDR (b)	1,554,176	1,774,869
X5 Retail Group NV GDR	28,652	714,008
Yandex NV Class A (a)	78,680	2,701,871
		113,527,701
SAUDI ARABIA — 1.1%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	124,365	569,704
Abdullah Al Othaim Markets Co.	27,996	535,234
Advanced Petrochemical Co.	17,980	267,038
Al Hammadi Co. for Development and Investment (a)	80,247	533,218
Al Jouf Agricultural Development Co.	21,740	132,283
Al Khaleej Training and Education Co.	153,549	564,189
Al Rajhi Bank	72,222	2,052,839

94

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Al Rajhi Co. for Co-operative Insurance (a)	5,755	$ 99,898
Al Rajhi REIT	67,916	153,385
Al-Etihad Cooperative Insuarnce Co. (a)	70,604	462,366
Almarai Co. JSC	6,958	102,227
Alujain Corp. (a)	44,074	275,701
Arabian Cement Co.	19,646	132,009
AXA Cooperative Insurance Co. (a)	59,709	351,215
Banque Saudi Fransi	27,334	269,306
Batic Investments and Logistic Co. (a)	87,252	893,377
Bawan Co.	83,774	316,748
Buruj Cooperative Insurance Co. (a)	68,580	389,498
Dallah Healthcare Co.	37,819	486,559
Dar Al Arkan Real Estate Development Co.	34,788	99,809
Dur Hospitality Co.	70,385	383,609
Eastern Province Cement Co.	57,630	373,408
Etihad Etisalat Co. (a)	68,196	396,045
Fawaz Abdulaziz Al Hokair & Co. (a)	19,650	130,778
Hail Cement Co. (a)	48,518	109,058
Jazan Energy and Development Co. (a)	59,245	218,001
Malath Cooperative Insurance Co. (a)	113,807	339,872
Mediterranean & Gulf Insurance & Reinsurance Co (a)	50,845	210,140
Methanol Chemicals Co. (a)	207,772	558,439
Middle East Healthcare Co.	24,280	206,523
Mobile Telecommunications Co. Saudi Arabia (a)	109,739	323,042
Mouwasat Medical Services Co.	26,274	560,460
Najran Cement Co. (a)	44,647	102,262
Nama Chemicals Co. (a)	65,396	460,345
National Commercial Bank	146,922	2,150,737
National Medical Care Co.	40,232	501,512
National Petrochemical Co.	14,179	101,323
Red Sea International Co. (a)	107,276	451,375
Riyad Bank	83,311	534,918
Samba Financial Group	145,556	1,490,354
Saudi Advanced Industries Co.	211,970	799,194
Saudi Arabian Amiantit Co. (a)	204,640	361,770
Saudi Arabian Fertilizer Co.	8,298	182,096
Saudi Automotive Services Co.	185,526	831,079
Saudi Basic Industries Corp.	45,004	1,485,593
Saudi Cement Co.	6,477	101,895
Saudi Ceramic Co. (a)	92,579	490,253
Saudi Chemical Co.	70,534	617,820
Saudi Co. For Hardware CJSC	23,587	459,117
Saudi Industrial Investment Group	24,274	159,223
Saudi Industrial Services Co.	91,865	340,481
Security Description	Shares	Value
Saudi International Petrochemical Co.	18,031	$ 97,791
Saudi Kayan Petrochemical Co. (a)	30,942	116,166
Saudi Pharmaceutical Industries & Medical Appliances Corp.	76,022	559,470
Saudi Printing & Packaging Co. (a)	54,951	237,073
Saudi Public Transport Co.	163,313	629,676
Saudi Re for Cooperative Reinsurance Co. (a)	359,349	765,582
Saudi Research & Marketing Group (a)	8,724	185,862
Saudi Vitrified Clay Pipe Co., Ltd.	19,378	253,182
Savola Group	16,320	136,640
Southern Province Cement Co.	22,415	274,334
Tabuk Cement Co. (a)	88,315	288,233
Takween Advanced Industries Co. (a)	232,314	561,218
United Electronics Co.	15,307	245,705
United International Transportation Co.	42,637	367,781
Walaa Cooperative Insurance Co. (a)	31,578	205,112
Yanbu Cement Co.	37,928	286,203
Yanbu National Petrochemical Co.	8,543	170,389
		29,497,742
SINGAPORE — 0.0% (f)
Aslan Pharmaceuticals, Ltd. (a)	142,000	123,246
Grindrod Shipping Holdings, Ltd. (a)	11,371	57,008
		180,254
SOUTH AFRICA — 6.2%
Absa Group, Ltd.	275,906	2,909,963
Adbee Rf, Ltd. (a)	12,409	50,535
Adcock Ingram Holdings, Ltd.	69,048	294,458
Adcorp Holdings, Ltd. (a)	398,847	530,736
African Phoenix Investments, Ltd. (a)	1,783,651	68,025
African Rainbow Minerals, Ltd.	85,061	1,000,943
Alexander Forbes Group Holdings, Ltd.	362,394	126,400
Allied Electronics Corp., Ltd.	89,737	122,584
Anglo American Platinum, Ltd.	23,334	1,191,112
AngloGold Ashanti, Ltd. (b)	204,877	2,721,843
ArcelorMittal South Africa, Ltd. (a)	122,734	28,596
Ascendis Health, Ltd. (a)	161,129	38,994
Aspen Pharmacare Holdings, Ltd.	204,004	1,315,301
Astral Foods, Ltd.	11,685	135,865
Aveng, Ltd. (a)	458,920	955
Barloworld, Ltd.	196,373	1,729,349
Bid Corp., Ltd.	78,799	1,628,299

95

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Bidvest Group, Ltd.	287,806	$ 3,861,694
Blue Label Telecoms, Ltd. (a)	812,517	211,281
Clicks Group, Ltd.	37,445	478,304
Coronation Fund Managers, Ltd.	414,797	1,321,368
Curro Holdings, Ltd. (b)	98,153	161,510
Discovery, Ltd.	282,781	2,682,461
EOH Holdings, Ltd. (a)(b)	75,929	54,757
FirstRand, Ltd.	2,177,005	9,504,324
Foschini Group, Ltd.	188,644	2,132,199
Gold Fields, Ltd.	456,574	1,686,835
Grindrod, Ltd. (b)	772,453	409,761
Group Five, Ltd. (a)(c)	219,472	13,545
Growthpoint Properties, Ltd. REIT	630,717	1,068,015
Harmony Gold Mining Co., Ltd. (a)	184,910	346,708
Impala Platinum Holdings, Ltd. (a)(b)	328,274	1,388,556
Imperial Logistics, Ltd. (b)	151,537	629,108
Investec, Ltd.	167,491	979,540
Invicta Holdings, Ltd.	313,139	603,207
Kumba Iron Ore, Ltd.	32,665	974,655
Lewis Group, Ltd.	198,329	427,704
Life Healthcare Group Holdings, Ltd.	99,111	184,460
Massmart Holdings, Ltd.	129,188	712,174
Mediclinic International PLC (b)	100,592	397,520
MMI Holdings, Ltd.	734,328	844,760
Motus Holdings, Ltd. (b)	100,720	571,442
Mr. Price Group, Ltd.	134,648	1,769,506
MTN Group, Ltd. (b)	831,587	5,110,184
MultiChoice Group, Ltd. (a)	225,412	1,886,607
Murray & Roberts Holdings, Ltd.	406,124	402,146
Naspers, Ltd. Class N	225,632	52,133,998
Nedbank Group, Ltd.	248,032	4,321,093
Net 1 UEPS Technologies, Inc. (a)	24,900	89,391
Netcare, Ltd.	1,727,517	2,797,089
Northam Platinum, Ltd. (a)	230,968	1,017,004
Old Mutual, Ltd.	774,517	1,137,408
PPC, Ltd. (a)	795,484	259,255
PSG Group, Ltd.	187,750	3,404,464
Rand Merchant Investment Holdings, Ltd.	933,478	2,170,375
Remgro, Ltd.	389,863	5,008,305
RMB Holdings, Ltd.	742,707	3,913,036
Sanlam, Ltd.	1,169,455	5,981,382
Sappi, Ltd.	233,215	1,077,839
Sasol, Ltd. (b)	274,535	8,566,577
Shoprite Holdings, Ltd.	391,524	4,306,119
Sibanye Gold, Ltd. (a)	721,759	787,260
Standard Bank Group, Ltd.	752,489	9,665,149
Steinhoff International Holdings NV (a)(b)	1,680,240	219,041
Sun International, Ltd. (a)	136,544	515,736
Telkom SA SOC, Ltd.	220,946	1,117,197
Security Description	Shares	Value
Tiger Brands, Ltd.	161,394	$ 2,965,721
Trans Hex Group, Ltd. (a)	16,777	756
Truworths International, Ltd.	327,027	1,573,539
Vodacom Group, Ltd.	289,285	2,235,245
Wilson Bayly Holmes-Ovcon, Ltd.	190,142	1,415,262
Woolworths Holdings, Ltd.	673,445	2,170,528
		173,557,058
TAIWAN — 13.4%
Accton Technology Corp.	187,000	755,390
Acer, Inc.	2,319,701	1,486,481
Adimmune Corp. (a)	324,000	221,813
Adlink Technology, Inc.	705,665	985,671
Advanced Ceramic X Corp.	4,000	31,797
Advanced Wireless Semiconductor Co.	13,000	22,777
Advancetek Enterprise Co., Ltd.	2,295,996	1,150,959
Advantech Co., Ltd.	5,499	45,676
AGV Products Corp. (a)	3,920,415	920,939
Airmate Cayman International Co., Ltd.	11,000	9,833
Airtac International Group	30,000	388,378
Alchip Technologies, Ltd.	34,000	82,075
APCB, Inc.	779,000	720,348
Arcadyan Technology Corp.	35,000	105,839
ASE Technology Holding Co., Ltd.	2,365,058	5,179,715
ASMedia Technology, Inc.	5,000	91,660
ASPEED Technology, Inc.	10,000	229,068
Asustek Computer, Inc.	706,340	5,110,683
AU Optronics Corp. ADR (b)	842,054	3,065,077
Audix Corp.	620,629	786,346
Bank of Kaohsiung Co., Ltd.	1,533,745	482,211
Basso Industry Corp.	1,486,905	2,783,680
Biostar Microtech International Corp.	1,300,952	460,096
C Sun Manufacturing, Ltd.	777,000	748,752
Career Technology MFG. Co., Ltd.	98,000	101,274
Carnival Industrial Corp. (a)	1,532,000	290,290
Catcher Technology Co., Ltd.	689,346	5,300,855
Cathay Financial Holding Co., Ltd.	3,919,541	5,716,434
Cathay No. 1 REIT	835,000	422,099
Center Laboratories, Inc.	742,825	2,005,258
Chailease Holding Co., Ltd.	712,620	2,913,325
Champion Building Materials Co., Ltd. (a)	827,000	185,951
Chang Hwa Commercial Bank, Ltd.	7,103,483	4,252,341
Chang Wah Electromaterials, Inc.	7,431	37,974
Charoen Pokphand Enterprise	2,504,851	4,209,902
Chen Full International Co., Ltd.	12,000	15,165
Cheng Loong Corp.	710,000	472,251

96

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Cheng Shin Rubber Industry Co., Ltd.	68,850	$ 93,712
Chieftek Precision Co., Ltd.	31,000	89,217
Chilisin Electronics Corp.	66,150	192,738
China Airlines, Ltd.	1,572,000	502,909
China Chemical & Pharmaceutical Co., Ltd.	1,487,000	911,870
China Development Financial Holding Corp.	9,935,945	3,320,525
China Steel Chemical Corp.	711,595	3,105,385
China Steel Corp.	6,246,451	5,127,600
Chipbond Technology Corp.	66,000	152,042
Chong Hong Construction Co., Ltd.	7,717	22,535
Chroma ATE, Inc.	103,000	489,593
Chung Hwa Pulp Corp.	1,559,794	495,968
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	708,000	566,253
Chunghwa Telecom Co., Ltd.	2,268,457	8,059,442
CMC Magnetics Corp. (a)	1,577,933	360,431
Coland Holdings, Ltd.	11,938	10,962
Compal Electronics, Inc.	3,914,774	2,432,404
Concraft Holding Co., Ltd.	13,000	62,848
Coxon Precise Industrial Co., Ltd.	10,000	6,181
CTBC Financial Holding Co., Ltd.	10,938,527	7,257,925
Da-Li Development Co., Ltd.	849,444	912,269
Darfon Electronics Corp.	76,000	125,760
Delta Electronics, Inc.	1,563,167	8,064,228
Dimerco Express Corp.	1,924,330	1,333,023
E Ink Holdings, Inc.	108,000	120,894
E.Sun Financial Holding Co., Ltd.	1,576,657	1,214,958
Eclat Textile Co., Ltd.	19,854	267,335
Egis Technology, Inc.	43,000	330,657
Elan Microelectronics Corp.	1,400	4,020
Elite Advanced Laser Corp.	12,672	28,041
Elite Material Co., Ltd.	13,000	44,921
Elite Semiconductor Memory Technology, Inc.	1,491,750	1,527,059
Episil Holdings, Inc.	144,000	96,481
Episil-Precision, Inc.	66,998	110,864
Epistar Corp.	704,180	566,625
Etron Technology, Inc. (a)	12,445	4,078
Eva Airways Corp.	906,525	444,137
Excelliance Mos Corp.	35,000	118,103
Excelsior Medical Co., Ltd.	72,344	116,190
Far Eastern New Century Corp.	4,615,850	4,560,362
Feng TAY Enterprise Co., Ltd.	100,747	712,605
Flytech Technology Co., Ltd.	8,854	22,436
Formosa Chemicals & Fibre Corp.	2,278,243	8,279,010
Formosa Petrochemical Corp.	59,000	221,103
Formosa Plastics Corp.	3,140,714	11,158,423
Founding Construction & Development Co., Ltd.	2,604,809	1,381,828
Security Description	Shares	Value
Foxconn Technology Co., Ltd.	846,223	$ 1,688,575
Fubon Financial Holding Co., Ltd.	5,391,903	8,047,486
Fullerton Technology Co., Ltd.	701,000	471,951
Fwusow Industry Co., Ltd.	1,258,725	751,465
General Interface Solution Holding, Ltd.	38,000	141,789
Genius Electronic Optical Co., Ltd.	21,000	245,632
Giant Manufacturing Co., Ltd.	72,302	516,099
Global Unichip Corp.	23,000	153,356
Globalwafers Co., Ltd.	69,000	678,347
Grape King Bio, Ltd.	73,664	475,629
Great Wall Enterprise Co., Ltd.	727,681	833,443
HannStar Display Corp.	820,500	181,561
Himax Technologies, Inc. ADR (b)	40,704	129,846
Hiwin Technologies Corp.	46,446	391,816
Hocheng Corp.	2,338,000	603,076
Holy Stone Enterprise Co., Ltd.	57,000	214,533
Hon Hai Precision Industry Co., Ltd.	6,811,196	16,243,179
Hong TAI Electric Industrial	1,553,000	498,343
Hota Industrial Manufacturing Co., Ltd.	9,574	35,257
Hotai Motor Co., Ltd.	72,433	887,184
HTC Corp. (a)	774,198	1,003,527
Hua Nan Financial Holdings Co., Ltd.	7,161,128	4,507,580
Hung Sheng Construction, Ltd.	869,800	838,178
Ibase Technology, Inc.	1,500,222	1,908,103
Innolux Corp.	3,121,820	1,012,904
Iron Force Industrial Co., Ltd.	6,000	17,112
Janfusun Fancyworld Corp. (a)	800,112	48,546
KEE TAI Properties Co., Ltd.	767,000	297,388
Kenda Rubber Industrial Co., Ltd.	4,766	4,570
Kerry TJ Logistics Co., Ltd.	773,000	924,224
Kindom Construction Corp.	716,000	466,949
Kung Long Batteries Industrial Co., Ltd.	9,000	48,912
Kuoyang Construction Co., Ltd.	767,036	302,380
Kwong Fong Industries Corp.	55,776	27,689
Land Mark Optoelectronics Corp.	14,600	133,823
Largan Precision Co., Ltd.	43,000	6,417,806
Laser Tek Taiwan Co., Ltd.	89,000	89,663
Leatec Fine Ceramics Co., Ltd.	139,000	76,895
Leofoo Development Co., Ltd. (a)	1,570,645	328,189
Li Cheng Enterprise Co., Ltd.	9,778	19,606
Lite-On Technology Corp.	2,279,265	3,316,787
Long Bon International Co., Ltd.	11,275	5,744
Long Chen Paper Co., Ltd.	3,137,165	1,735,490
Lotus Pharmaceutical Co., Ltd. (a)	27,000	106,439
Machvision, Inc.	15,000	211,710

97

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Macroblock, Inc.	30,000	$ 103,665
Macronix International	360,221	244,273
Makalot Industrial Co., Ltd.	4,139	29,007
MediaTek, Inc.	773,329	7,088,316
Medigen Biotechnology Corp. (a)	114,248	218,706
Mega Financial Holding Co., Ltd.	4,682,333	4,261,431
Merida Industry Co., Ltd.	2,100	11,719
Merry Electronics Co., Ltd.	13,571	74,415
Micro-Star International Co., Ltd.	120,000	336,789
Mosel Vitelic, Inc. (a)	759	531
Namchow Holdings Co., Ltd.	772,000	1,337,577
Nan Ya Plastics Corp.	3,132,486	8,019,115
Nanya Technology Corp.	59,982	119,495
National Petroleum Co., Ltd.	2,422,882	3,215,258
New Era Electronics Co., Ltd.	70,000	49,172
Newmax Technology Co., Ltd. (a)	67,185	232,157
Nexcom International Co., Ltd.	790,638	614,389
Novatek Microelectronics Corp.	692,225	4,447,058
OBI Pharma, Inc. (a)	41,000	224,818
Pacific Hospital Supply Co., Ltd.	68,000	165,474
Pan Jit International, Inc. (a)	111,000	95,980
Parade Technologies, Ltd.	4,000	67,098
PChome Online, Inc. (a)	3,519	14,843
Pegatron Corp.	774,686	1,339,718
Pharmally International Holding Co., Ltd.	18,000	139,290
Phytohealth Corp. (a)	9,000	6,162
Pihsiang Machinery Manufacturing Co., Ltd. (a)(e)	51,000	—
Polaris Group/Tw (a)	121,566	93,047
Pou Chen Corp.	2,939,462	3,581,279
Powertech Technology, Inc.	786,285	1,857,256
President Chain Store Corp.	22,000	216,642
Promate Electronic Co., Ltd.	776,000	817,028
ProMOS Technologies, Inc. (a)(e)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	124,852
Quanta Computer, Inc.	3,051,664	5,723,015
Radiant Opto-Electronics Corp.	51,000	163,158
Realtek Semiconductor Corp.	18,000	106,293
Ritek Corp. (a)	387,000	142,517
Sampo Corp.	2,145,600	1,145,183
Sesoda Corp.	858,574	717,324
Shih Wei Navigation Co., Ltd. (a)	987,221	319,352
Shin Kong Financial Holding Co., Ltd.	3,861,223	1,137,551
Silicon Motion Technology Corp. ADR	10,997	435,921
Sinbon Electronics Co., Ltd.	794,068	2,666,603
Security Description	Shares	Value
Sino-American Silicon Products, Inc.	160,000	$ 349,897
Sinon Corp.	1,554,000	917,662
SinoPac Financial Holdings Co., Ltd.	10,199,165	3,772,505
Sinphar Pharmaceutical Co., Ltd.	839,524	552,955
Solar Applied Materials Technology Co. (a)	1,373,418	828,850
Stark Technology, Inc.	631,747	1,209,360
Supreme Electronics Co., Ltd.	2,269,818	2,312,496
Ta Ya Electric Wire & Cable	4,687,000	1,688,023
TA-I Technology Co., Ltd.	80,000	149,770
TaiMed Biologics, Inc. (a)	80,000	436,073
Taimide Tech, Inc.	59,000	116,964
Tainan Enterprises Co., Ltd.	711,000	462,535
Taishin Financial Holding Co., Ltd.	9,702,016	4,422,814
Taisun Enterprise Co., Ltd.	1,634,000	983,459
Taiwan Cement Corp.	4,037,886	5,404,286
Taiwan Chinsan Electronic Industrial Co., Ltd.	77,654	93,224
Taiwan Cogeneration Corp.	713,000	611,893
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	44,999
Taiwan FU Hsing Industrial Co., Ltd.	705,000	874,945
Taiwan Land Development Corp. (a)	2,369,750	655,092
Taiwan Mobile Co., Ltd.	4,000	14,471
Taiwan Paiho, Ltd.	715,433	1,662,043
Taiwan Pulp & Paper Corp.	3,810,000	2,354,942
Taiwan Sakura Corp.	801,200	1,094,418
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	246,689	10,104,381
Taiwan Semiconductor Manufacturing Co., Ltd.	8,550,500	68,108,816
Taiwan Surface Mounting Technology Corp.	62,000	100,482
Taiwan TEA Corp.	1,491,913	776,925
Taiwan Union Technology Corp.	665,612	2,397,201
Taiyen Biotech Co., Ltd.	766,500	794,590
Tatung Co., Ltd. (a)	2,121,399	1,672,588
TCI Co., Ltd.	25,000	342,305
Teapo Electronic Corp.	69,000	102,200
TPK Holding Co., Ltd.	8,000	15,107
Transasia Airways Corp. (a)(e)	361,784	—
Tripod Technology Corp.	786,320	2,538,532
TrueLight Corp. (a)	9,100	10,393
Tul Corp.	48,000	108,395
Tung Thih Electronic Co., Ltd.	5,000	10,074
Unimicron Technology Corp.	190,000	182,476
Uni-President Enterprises Corp.	1,554,993	3,773,900
United Microelectronics Corp. ADR	2,842,411	5,343,733
United Renewable Energy Co., Ltd. (a)	75,685	24,557

98

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Unity Opto Technology Co., Ltd. (a)	12,759	$ 3,626
Ve Wong Corp.	774,000	645,408
Via Technologies, Inc. (a)	91,000	117,808
Visual Photonics Epitaxy Co., Ltd.	769,151	2,280,962
Wafer Works Corp.	177,000	211,914
Walsin Lihwa Corp.	179,000	102,508
Walsin Technology Corp.	100,000	648,919
Wei Chuan Foods Corp. (a)	700,000	550,770
Wei Mon Industry Co., Ltd. (a)(e)	240,450	—
Weikeng Industrial Co., Ltd.	802,165	533,553
Win Semiconductors Corp.	156,000	1,100,891
Winbond Electronics Corp.	726,670	347,768
Wistron Corp.	2,313,476	1,778,991
Wiwynn Corp.	21,733	276,770
Yageo Corp.	111,858	1,172,276
Young Optics, Inc. (a)	43,000	158,352
Yulon Finance Corp	9,000	33,436
Zeng Hsing Industrial Co., Ltd.	70,350	342,386
Zenitron Corp.	1,571,000	1,169,820
		374,453,080
THAILAND — 3.2%
Advanced Info Service PCL	1,248,842	7,240,804
Airports of Thailand PCL	2,095,600	4,457,318
Bangkok Dusit Medical Services PCL	617,100	482,246
Bangkok Expressway & Metro PCL	21,536,117	6,854,097
Bangkok Land PCL	8,349,900	413,088
Bank of Ayudhya PCL	289,600	337,646
Banpu PCL	2,613,860	1,334,316
Beauty Community PCL	624,800	130,926
BEC World PCL (a)	313,000	66,575
BTS Group Holdings PCL	390,000	135,182
Bumrungrad Hospital PCL	79,400	449,104
Central Pattana PCL	623,200	1,438,456
Central Plaza Hotel PCL	466,100	642,567
CH Karnchang PCL	78,148	61,563
Charoen Pokphand Foods PCL	234,000	188,026
CP ALL PCL	2,175,800	5,124,974
Electricity Generating PCL	830,173	7,638,586
Energy Absolute PCL	79,200	119,792
IRPC PCL	10,862,058	1,950,961
Jasmine International PCL	3,279,341	558,010
Kasikornbank PCL	698,700	4,139,140
Krung Thai Bank PCL	542,400	328,158
Land & Houses PCL	845,300	285,007
Minor International PCL	84,628	102,668
Pruksa Holding PCL	312,500	177,249
PTT Exploration & Production PCL	1,274,733	5,041,090
PTT Global Chemical PCL	241,200	511,130
PTT PCL	5,951,726	8,955,252
Quality Houses PCL	2,919,683	272,326
Security Description	Shares	Value
Sansiri PCL	3,037,333	$ 125,379
Siam Cement PCL	468,123	7,109,982
Siam Commercial Bank PCL	1,399,002	5,819,073
Siam Future Development PCL	2,107,813	504,786
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,020,766	669,038
Thai Airways International PCL (a)	773,400	299,758
Thai Beverage PCL	4,765,500	2,972,940
Thai Oil PCL	1,284,995	2,814,153
Thaicom PCL	469,000	104,928
Tisco Financial Group PCL NVDR	35,600	98,998
Tisco Financial Group PCL	1,638,718	4,557,015
TMB Bank PCL	50,305,700	3,233,768
Total Access Communication PCL	78,900	131,769
True Corp. PCL	6,032,110	904,769
TTCL PCL (a)	78,700	18,351
U City PCL (a)	998,350	69,839
		88,870,803
TURKEY — 0.7%
Akbank T.A.S. (a)	1,508,961	1,688,019
Anadolu Efes Biracilik Ve Malt Sanayii A/S	264,101	818,537
Aselsan Elektronik Sanayi Ve Ticaret A/S	72,909	274,622
BIM Birlesik Magazalar A/S	48,140	649,297
Coca-Cola Icecek A/S	5,467	29,359
Dogan Sirketler Grubu Holding A/S (a)	1,740,737	351,253
Eregli Demir ve Celik Fabrikalari TAS	1,565,373	2,526,940
Haci Omer Sabanci Holding A/S	655,406	909,513
KOC Holding A/S	983,812	2,801,886
Migros Ticaret A/S (a)	10,156	24,376
Tupras Turkiye Petrol Rafinerileri A/S	102,028	2,253,805
Turk Hava Yollari AO (a)	322,751	738,667
Turkcell Iletisim Hizmetleri A/S	564,943	1,208,964
Turkiye Garanti Bankasi A/S	2,210,064	3,262,520
Turkiye Halk Bankasi A/S	125,768	142,028
Turkiye Is Bankasi A/S Class C	1,534,873	1,494,230
Turkiye Vakiflar Bankasi TAO Class D	214,521	172,009
Ulker Biskuvi Sanayi A/S	339,173	1,022,994
Yapi ve Kredi Bankasi A/S (a)	1,535,724	578,995
		20,948,014
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	1,107,996	2,859,656
Agthia Group PJSC	54,596	56,631
Air Arabia PJSC	2,559,769	655,082
Ajman Bank PJSC	1,077,458	255,204

99

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Al Waha Capital PJSC	476,757	$ 160,948
Aldar Properties PJSC	2,147,453	1,058,204
Arabtec Holding PJSC	338,299	196,177
Bank of Sharjah (a)	399,611	100,743
DAMAC Properties Dubai Co. PJSC	1,779,759	654,127
Depa, Ltd. (c)	182,724	39,797
Deyaar Development PJSC (a)	1,590,026	148,046
DP World PLC	87,601	1,401,616
Dubai Financial Market PJSC	979,820	196,599
Dubai Investments PJSC	877,878	327,433
DXB Entertainments PJSC (a)	2,288,574	150,781
Emaar Malls PJSC	522,757	247,638
Emaar Properties PJSC	1,854,369	2,362,704
Eshraq Properties Co. PJSC (a)	1,228,259	153,821
First Abu Dhabi Bank PJSC	925,020	3,843,022
Gulf General Investment Co. (a)(c)	638,957	20,701
Gulf Pharmaceutical Industries PSC	125,983	54,192
Invest bank PSC (a)	70,222	47,604
National Central Cooling Co. PJSC	1,655,400	716,584
Orascom Construction PLC	4,756	30,914
RAK Properties PJSC (a)	1,935,719	224,501
Ras Al Khaimah Ceramics	144,887	66,663
SHUAA Capital PSC	2,659,968	579,340
Union National Bank PJSC	406,457	597,552
Union Properties PJSC (a)	724,836	73,409
		17,279,689
UNITED KINGDOM — 0.0% (f)
Tiso Blackstar Group SE (a)	1,549	349
UNITED STATES — 0.0% (f)
Bizlink Holding, Inc.	29,000	199,007
IntelliEPI, Inc.	209,000	446,881
Luxoft Holding, Inc. (a)	4,200	246,582
		892,470
TOTAL COMMON STOCKS (Cost $2,765,027,654)		2,763,689,951

PREFERRED STOCKS — 0.0% (f)
SOUTH AFRICA — 0.0% (f)
Zambezi Platinum RF, Ltd. Preference Shares 13.75 (cost $271,039)	58,893	281,780
WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	10,980
Security Description	Shares	Value
SOUTH AFRICA — 0.0% (f)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a) (b)	335	$ 7
THAILAND — 0.0% (f)
TTCL PCL (expiring 6/28/21) (a)	9,560	235
TOTAL WARRANTS (Cost $0)		11,222
RIGHTS — 0.0% (f)
CHINA — 0.0% (f)
Xinjiang Goldwind Science & Technology Co., Ltd. (expiring 4/23/19) (a) (c)	3,089	1,216
INDIA — 0.0% (f)
Vodafone Idea, Ltd. (expiring 4/24/19) (a) (c)	477,803	39,658
TOTAL RIGHTS (Cost $87,717)		40,874
SHORT-TERM INVESTMENT — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (h) (i) (Cost $38,384,045)	38,384,045	38,384,045
TOTAL INVESTMENTS — 100.4% (Cost $2,803,770,455)		2,802,407,872
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(12,428,618)
NET ASSETS — 100.0%		$ 2,789,979,254
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $663,753, representing less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $72,962, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

100

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIC	= Real Estate Investment Company
REIT	= Real Estate Investment Trust
At March 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
MSCI Taiwan Stock Index	22	04/29/2019	$847,480	$859,540	$12,060
During the period ended March 31, 2019, average notional value related to futures contracts was $588,990 or 0.02% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,682,341,069	$81,275,920	$72,962	$2,763,689,951
Preferred Stocks	281,780	—	—	281,780
Rights	—	40,874	—	40,874
Warrants	11,222	—	—	11,222
Short-Term Investment	38,384,045	—	—	38,384,045
TOTAL INVESTMENTS	$2,721,018,116	$81,316,794	$72,962	$2,802,407,872
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	12,060	—	—	12,060
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 12,060	$ —	$ —	$ 12,060
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,721,030,176	$81,316,794	$72,962	$2,802,419,932
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
101

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,996,511	$ 6,996,511	$205,769,970	$212,766,481	$—	$—	—	$ —	$122,248	$—
State Street Navigator Securities Lending Government Money Market Portfolio	23,721,708	23,721,708	103,418,355	88,756,018	—	—	38,384,045	38,384,045	213,878	—
Total		$30,718,219	$309,188,325	$301,522,499	$—	$—		$38,384,045	$336,126	$—
102	SARSPEM

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 6.1%
88 Energy, Ltd. (a)	8,670,399	$ 92,385
Abacus Property Group REIT	73,573	194,417
AGL Energy, Ltd.	167,785	2,594,680
Alumina, Ltd.	1,651,995	2,839,857
Amcor, Ltd.	458,356	5,010,878
AMP, Ltd. (b)	928,841	1,385,584
Ansell, Ltd.	146,345	2,642,565
APA Group	679,004	4,813,657
Aristocrat Leisure, Ltd.	296,996	5,170,901
ASX, Ltd.	51,053	2,532,782
Atlassian Corp. PLC Class A (a)	28,845	3,241,890
Aurizon Holdings, Ltd.	549,161	1,774,939
Australia & New Zealand Banking Group, Ltd.	688,229	12,725,634
Bendigo & Adelaide Bank, Ltd. (b)	143,906	989,525
BHP Group PLC	469,970	11,320,727
BHP Group, Ltd.	785,816	21,485,283
BlueScope Steel, Ltd.	211,246	2,093,317
Boral, Ltd.	170,971	557,452
Brambles, Ltd.	668,141	5,581,459
BWP Trust REIT	1,018,766	2,706,564
Caltex Australia, Ltd.	67,352	1,253,978
carsales.com, Ltd.	90,533	813,523
Challenger, Ltd.	165,992	976,315
CIMIC Group, Ltd.	29,650	1,016,446
Coca-Cola Amatil, Ltd.	157,643	968,642
Cochlear, Ltd.	13,718	1,688,541
Coles Group, Ltd. (a)	294,976	2,483,004
Commonwealth Bank of Australia	421,101	21,130,475
Computershare, Ltd.	120,857	1,466,331
CSL, Ltd.	127,186	17,612,158
CSR, Ltd.	588,991	1,389,054
Dexus REIT	273,672	2,476,693
Domain Holdings Australia, Ltd. (b)	40,284	72,970
Evolution Mining, Ltd.	363,486	945,020
Flight Centre Travel Group, Ltd.	13,812	412,567
Fortescue Metals Group, Ltd.	427,598	2,159,621
Goodman Group REIT	394,987	3,745,729
GPT Group REIT	439,939	1,940,691
GWA Group, Ltd.	547,321	1,236,350
Harvey Norman Holdings, Ltd. (b)	146,025	416,990
Healthscope, Ltd.	516,812	892,095
Iluka Resources, Ltd.	135,045	863,363
Incitec Pivot, Ltd.	417,904	926,197
Infigen Energy (b)	391,607	122,398
Ingenia Communities Group REIT	367,751	788,920
Insurance Australia Group, Ltd.	1,036,565	5,654,967
LendLease Group	140,823	1,238,416
Macquarie Group, Ltd.	112,293	10,323,486
Security Description	Shares	Value
Medibank Pvt, Ltd.	686,901	$ 1,346,715
Mineral Resources, Ltd.	37,518	421,084
Mirvac Group REIT	449,568	878,214
National Australia Bank, Ltd.	633,395	11,369,783
Newcrest Mining, Ltd.	217,256	3,936,901
nib holdings, Ltd.	109,254	406,669
Nine Entertainment Co. Holdings, Ltd.	119,831	145,559
Northern Star Resources, Ltd.	181,992	1,157,038
Oil Search, Ltd.	291,729	1,626,753
Orica, Ltd.	76,158	953,762
Origin Energy, Ltd.	561,575	2,872,186
Orora, Ltd.	470,415	999,136
OZ Minerals, Ltd.	119,528	900,011
Perpetual, Ltd. (b)	75,571	2,076,414
Qantas Airways, Ltd.	252,591	1,015,562
QBE Insurance Group, Ltd.	337,040	2,947,215
Ramsay Health Care, Ltd.	32,157	1,469,929
REA Group, Ltd.	12,926	685,894
Santos, Ltd.	625,967	3,036,998
Scentre Group REIT	1,303,930	3,806,873
SEEK, Ltd.	88,390	1,101,299
Sonic Healthcare, Ltd.	152,690	2,663,859
South32, Ltd. (c)	441,635	1,155,549
South32, Ltd. (c)	789,061	2,090,700
Stockland REIT	621,021	1,698,397
Suncorp Group, Ltd.	320,937	3,141,531
Sydney Airport	276,997	1,461,962
Tabcorp Holdings, Ltd.	768,981	2,523,655
Telstra Corp., Ltd.	1,081,760	2,551,181
TPG Telecom, Ltd.	58,634	289,472
Transurban Group Stapled Security	538,705	5,051,231
Treasury Wine Estates, Ltd.	312,348	3,312,614
Vicinity Centres REIT	814,827	1,504,912
Wesfarmers, Ltd. (b)	294,985	7,260,650
Westpac Banking Corp.	796,959	14,673,823
Woodside Petroleum, Ltd.	254,492	6,258,547
Woolworths Group, Ltd.	402,719	8,696,570
WorleyParsons, Ltd. (b)	229,065	2,304,063
		284,562,147
AUSTRIA — 0.2%
ams AG (b)	15,231	410,789
ANDRITZ AG (b)	8,851	380,042
Erste Group Bank AG	88,039	3,238,476
OMV AG	87,321	4,742,600
Raiffeisen Bank International AG	32,948	740,283
Voestalpine AG	77,769	2,363,831
		11,876,021
BELGIUM — 1.1%
Ackermans & van Haaren NV	5,604	846,335
Aedifica SA REIT	18,375	1,755,814
Ageas	115,186	5,561,473
Anheuser-Busch InBev SA	241,999	20,314,426

103

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Bekaert SA	24,205	$ 569,119
Celyad SA (a)(b)	6,293	132,631
Colruyt SA	15,364	1,136,872
Galapagos NV (a)	10,532	1,228,706
Gimv NV	4,788	268,810
Groupe Bruxelles Lambert SA	20,090	1,953,979
KBC Group NV	84,221	5,889,666
Proximus SADP	35,378	1,021,309
Solvay SA	18,471	1,998,937
UCB SA	58,209	5,003,959
Umicore SA (b)	49,062	2,180,984
		49,863,020
BERMUDA — 0.0% (d)
China Eco Farming, Ltd.	14,000	305
CANADA — 8.5%
AGF Management, Ltd. Class B	165,343	669,562
Agnico Eagle Mines, Ltd.	56,728	2,467,081
Aimia, Inc. (a)	106,294	311,892
Air Canada (a)	65,535	1,580,061
Alamos Gold, Inc. Class A	95,293	483,616
Algonquin Power & Utilities Corp.	66,322	746,150
Alimentation Couche-Tard, Inc. Class B	104,631	6,165,315
AltaGas, Ltd. (b)	36,173	476,278
Aphria, Inc. (a)(b)	22,975	214,281
ARC Resources, Ltd. (b)	92,628	632,335
Atco, Ltd. Class I	18,471	622,175
Athabasca Oil Corp. (a)	85,047	54,111
Aurora Cannabis, Inc. (a)(b)	90,138	815,725
B2Gold Corp. (a)	275,894	772,367
Badger Daylighting, Ltd. (b)	16,132	490,499
Bank of Montreal	149,923	11,221,079
Bank of Nova Scotia (b)	297,385	15,835,899
Barrick Gold Corp.	299,520	4,107,344
Barrick Gold Corp. (e)	219,814	3,014,329
Bausch Health Cos., Inc. (a)	83,474	2,060,060
BCE, Inc.	68,025	3,021,523
BlackBerry, Ltd. (a)	160,484	1,618,114
Bombardier, Inc. Class B (a)	596,269	1,147,057
Brookfield Asset Management, Inc. Class A	261,813	12,201,413
CAE, Inc.	71,536	1,585,524
Cameco Corp.	165,793	1,954,594
Canadian Imperial Bank of Commerce	110,230	8,713,116
Canadian National Railway Co.	194,541	17,420,517
Canadian Natural Resources, Ltd.	324,186	8,903,315
Canadian Pacific Railway, Ltd. (b)	49,412	10,183,839
Canadian Solar, Inc. (a)	11,254	209,662
Canadian Tire Corp., Ltd. Class A (b)	20,871	2,249,497
Canadian Utilities, Ltd. Class A	28,955	790,657
Canadian Western Bank (b)	110,112	2,300,405
Security Description	Shares	Value
Canopy Growth Corp. (a)(b)	42,656	$ 1,846,154
CCL Industries, Inc. Class B	29,830	1,207,982
Cenovus Energy, Inc.	191,007	1,658,506
CES Energy Solutions Corp.	77,769	158,920
CGI, Inc. (a)	105,466	7,252,638
CI Financial Corp.	59,869	817,404
Cineplex, Inc. (b)	15,364	279,920
Constellation Software, Inc.	4,859	4,119,030
Crescent Point Energy Corp.	176,617	572,440
CT Real Estate Investment Trust	72,296	777,103
Detour Gold Corp. (a)	47,832	448,979
Dollarama, Inc.	84,572	2,256,815
ECN Capital Corp.	7,322	23,732
eCobalt Solutions, Inc. (a)(b)	283,883	72,248
Eldorado Gold Corp. (a)	25,735	118,855
Element Fleet Management Corp.	95,606	604,716
Emera, Inc. (b)	36,214	1,354,552
Empire Co., Ltd. Class A	40,012	866,460
Enbridge, Inc.	480,426	17,405,306
Encana Corp.	234,200	1,696,962
Enerplus Corp.	38,681	324,284
Exchange Income Corp. (b)	35,359	875,803
Fairfax Financial Holdings, Ltd.	9,580	4,438,804
Finning International, Inc.	34,557	614,600
Firm Capital Mortgage Investment Corp.	144,460	1,438,166
First Capital Realty, Inc.	33,301	533,434
First Majestic Silver Corp. (a)(b)	68,178	448,583
First Quantum Minerals, Ltd.	166,106	1,883,683
Fortis, Inc.	100,592	3,718,881
Franco-Nevada Corp.	42,270	3,170,052
George Weston, Ltd.	17,710	1,273,816
Gildan Activewear, Inc.	57,531	2,069,213
Goldcorp, Inc.	232,945	2,666,065
Gran Tierra Energy, Inc. (a)	124,015	282,200
Great-West Lifeco, Inc.	75,346	1,825,066
H&R Real Estate Investment Trust	33,301	583,537
Home Capital Group, Inc. (a)(b)	14,314	168,753
Husky Energy, Inc.	148,351	1,471,351
Hydro One, Ltd. (b)(f)	41,355	642,636
iA Financial Corp, Inc. (a)	23,222	856,604
IAMGOLD Corp. (a)	209,648	726,577
Imperial Oil, Ltd.	61,404	1,676,723
Innergex Renewable Energy, Inc. (b)	125,501	1,322,695
Intact Financial Corp.	34,903	2,954,326
Inter Pipeline, Ltd. (b)	83,471	1,381,447
International Petroleum Corp. (a)(b)	18,490	87,314
K-Bro Linen, Inc. (b)	34,521	962,541
Keyera Corp. (b)	42,665	1,006,306
Kinross Gold Corp. (a)	272,368	937,829
Kirkland Lake Gold, Ltd.	44,836	1,363,925
Linamar Corp.	12,145	435,636

104

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Loblaw Cos., Ltd.	47,115	$ 2,324,803
Lundin Mining Corp.	183,227	850,337
Magna International, Inc.	97,436	4,745,807
Manulife Financial Corp.	516,004	8,729,137
Maple Leaf Foods, Inc.	18,464	427,203
Maxar Technologies, Inc. (a)(b)	9,420	38,076
Methanex Corp.	20,879	1,186,209
Metro, Inc.	60,906	2,243,029
National Bank of Canada (b)	92,935	4,195,449
New Gold, Inc. (a)(b)	148,379	126,616
Nutrien, Ltd.	208,502	10,999,829
Obsidian Energy, Ltd. (a)(b)	126,592	34,587
Onex Corp.	20,130	1,135,820
Open Text Corp.	54,222	2,082,511
Pan American Silver Corp.	43,916	580,533
Parex Resources, Inc. (a)	90,352	1,414,846
Pembina Pipeline Corp.	97,678	3,589,216
Pengrowth Energy Corp. (a)(b)	114,096	47,826
Peyto Exploration & Development Corp.	32,944	172,371
Power Corp. of Canada	92,628	2,160,476
Power Financial Corp.	77,080	1,801,293
PrairieSky Royalty, Ltd. (b)	51,024	687,475
Precision Drilling Corp. (a)	76,828	182,301
Premium Brands Holdings Corp. (b)	7,112	409,914
Quebecor, Inc. Class B	40,968	1,004,612
Restaurant Brands International, Inc.	56,712	3,690,663
RioCan Real Estate Investment Trust	38,656	765,915
Ritchie Bros Auctioneers, Inc. (b)	26,512	900,370
Rogers Communications, Inc. Class B (b)	140,027	7,533,022
Royal Bank of Canada	351,658	26,538,538
Russel Metals, Inc.	14,535	256,004
Saputo, Inc.	65,069	2,218,566
Secure Energy Services, Inc.	42,611	260,906
SEMAFO, Inc. (a)	114,437	317,797
Seven Generations Energy, Ltd. Class A (a)	43,266	312,524
Shaw Communications, Inc. Class B	202,454	4,214,413
Sherritt International Corp. (a)(b)	150,468	47,305
Shopify, Inc. Class A (a)	22,388	4,622,893
SmartCentres Real Estate Investment Trust	16,628	435,755
SNC-Lavalin Group, Inc.	49,367	1,253,067
Stantec, Inc. (b)	19,257	455,209
Stars Group, Inc. (a)	45,085	788,342
Sun Life Financial, Inc.	191,898	7,374,560
Suncor Energy, Inc.	477,850	15,491,361
Teck Resources, Ltd. Class B	145,904	3,376,887
TELUS Corp.	116,770	4,323,099
Thomson Reuters Corp. (b)	62,214	3,682,219
Security Description	Shares	Value
TMX Group, Ltd.	12,102	$ 779,684
Toromont Industries, Ltd.	19,257	983,787
Toronto-Dominion Bank	488,595	26,522,631
Tourmaline Oil Corp. (b)	31,395	485,043
TransCanada Corp. (b)	220,143	9,890,327
Turquoise Hill Resources, Ltd. (a)	236,363	389,235
Vermilion Energy, Inc. (b)	27,472	678,395
Waste Connections, Inc.	63,849	5,657,252
West Fraser Timber Co., Ltd.	10,382	505,131
WestJet Airlines, Ltd. (b)	27,312	397,225
Wheaton Precious Metals Corp.	99,038	2,358,171
Whitecap Resources, Inc. (b)	89,574	309,095
Yamana Gold, Inc. (b)	290,223	755,998
		400,460,629
CHILE — 0.0% (d)
Antofagasta PLC	85,351	1,074,353
CHINA — 0.1%
Alibaba Health Information Technology, Ltd. (a)	880,000	1,016,771
APT Satellite Holdings, Ltd.	46,000	20,627
BOC Hong Kong Holdings, Ltd.	812,500	3,363,875
CKH Food & Health, Ltd. (a)(b)	366,430	158,826
ENN Energy Holdings, Ltd.	66,100	639,111
Fortunet e-Commerce Group, Ltd. (a)	204,000	13,254
Fosun International, Ltd.	435,500	737,858
HC Group, Inc. (a)(b)	363,000	196,067
		6,146,389
DENMARK — 1.4%
Ambu A/S Class B (b)	8,945	236,922
AP Moller - Maersk A/S Class A	799	967,407
AP Moller - Maersk A/S Class B (b)	1,599	2,030,301
Bavarian Nordic A/S (a)(b)	9,741	203,211
Carlsberg A/S Class B	25,720	3,215,459
Chr. Hansen Holding A/S	24,090	2,444,273
Coloplast A/S Class B	21,664	2,379,288
Danske Bank A/S	248,802	4,370,823
DSV A/S	43,704	3,617,980
FLSmidth & Co. A/S (b)	45,645	1,973,775
Genmab A/S (a)	13,596	2,361,890
GN Store Nord A/S	35,486	1,649,233
H&H International A/S Class B (a)	22,644	334,790
ISS A/S	44,555	1,357,025
Jyske Bank A/S	11,987	463,531
NNIT A/S (f)	2,349	60,627
Novo Nordisk A/S Class B	486,699	25,503,814
Novozymes A/S Class B	54,252	2,496,915
Orsted A/S (f)	50,147	3,804,403
Pandora A/S	30,524	1,430,558
SimCorp A/S	9,691	936,501
Vestas Wind Systems A/S	67,157	5,656,475

105

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Zealand Pharma A/S (a)(b)	23,904	$ 427,124
		67,922,325
FINLAND — 1.0%
Caverion Oyj (b)	64,972	407,082
Elisa Oyj	37,839	1,708,848
Fortum Oyj (b)	111,516	2,282,683
Huhtamaki Oyj (b)	23,085	859,799
Kemira Oyj	24,524	303,455
Kesko Oyj Class B	18,536	1,128,905
Kone Oyj Class B	95,299	4,811,011
Konecranes Oyj (b)	16,941	602,814
Metsa Board Oyj (b)	47,735	292,920
Metso Oyj	31,350	1,079,273
Neste Oyj (b)	31,370	3,346,261
Nokia Oyj (c)	983,184	5,601,534
Nokia Oyj (c)	528,044	3,015,561
Nokian Renkaat Oyj (b)	27,463	920,171
Nordea Bank Abp (b)	795,410	6,067,217
Orion Oyj Class B (b)	24,926	935,364
Sampo Oyj Class A	112,025	5,083,063
Sanoma Oyj	19,445	190,718
Stora Enso Oyj Class R	139,504	1,706,615
Tikkurila Oyj	8,838	145,085
UPM-Kymmene Oyj (b)	127,980	3,736,261
Valmet Oyj (b)	32,710	828,593
Wartsila OYJ Abp (b)	111,525	1,801,374
YIT Oyj (b)	30,986	179,704
		47,034,311
FRANCE — 8.2%
Accor SA	87,603	3,551,961
Adocia (a)	7,248	112,798
Aeroports de Paris	8,012	1,550,958
Air Liquide SA	98,769	12,570,828
Airbus SE	155,243	20,551,689
Albioma SA	77,325	1,814,629
Alstom SA	77,978	3,381,474
Arkema SA	10,536	1,003,923
Atos SE	20,712	2,000,056
AXA SA	429,347	10,813,329
BNP Paribas SA	271,857	13,006,899
Bollore SA	131,659	595,473
Bourbon Corp. (a)(b)	96,091	252,476
Bouygues SA	80,176	2,867,316
Bureau Veritas SA	55,131	1,293,790
Capgemini SE	38,692	4,696,438
Carrefour SA	233,126	4,358,396
Casino Guichard Perrachon SA (b)	34,563	1,499,970
CGG SA (a)	40,686	83,328
Christian Dior SE	730	348,118
Cie de Saint-Gobain	162,800	5,906,267
Cie Generale des Etablissements Michelin SCA	37,886	4,483,747
Cie Plastic Omnium SA	17,719	472,127
Covivio REIT	12,857	1,365,691
Security Description	Shares	Value
Credit Agricole SA	296,543	$ 3,586,122
Danone SA	158,998	12,263,287
Dassault Systemes SE	25,024	3,730,035
Edenred	94,647	4,311,551
Eiffage SA	12,929	1,243,554
Electricite de France SA	103,923	1,422,450
Elis SA	45,351	729,717
Engie SA	403,256	6,013,130
EssilorLuxottica SA	59,229	6,476,284
Eutelsat Communications SA	20,971	367,220
Faurecia SA	13,698	576,472
Gecina SA REIT	10,559	1,562,643
Getlink SE	100,689	1,527,987
Groupe Fnac SA (a)(c)	8,344	623,511
Groupe Fnac SA (a)(c)	1,233	92,206
Hermes International	8,844	5,841,111
Iliad SA	5,599	562,672
Ingenico Group SA	12,990	927,950
Ipsen SA	8,808	1,208,566
Kering SA	18,530	10,636,236
Klepierre SA REIT	46,990	1,645,141
Lagardere SCA	76,848	1,977,739
Legrand SA	67,467	4,519,562
L'Oreal SA	59,152	15,927,232
LVMH Moet Hennessy Louis Vuitton SE	62,457	22,995,573
Nanobiotix (a)(b)	20,779	252,449
Natixis SA	115,716	619,904
Nexans SA	24,107	718,128
Orange SA	516,049	8,401,961
Orpea	11,265	1,353,433
Pernod Ricard SA	51,769	9,300,610
Peugeot SA	149,105	3,639,766
Publicis Groupe SA	82,899	4,442,858
Renault SA	59,481	3,934,495
Rexel SA	73,025	824,471
Rubis SCA	22,351	1,220,207
Safran SA	84,544	11,605,219
Sanofi	297,386	26,292,848
Schneider Electric SE	148,371	11,651,889
SCOR SE	45,303	1,930,967
SEB SA	6,446	1,085,684
Societe BIC SA	6,492	579,154
Societe Generale SA	205,735	5,954,270
Sodexo SA	24,923	2,746,987
Suez	96,304	1,277,074
Technicolor SA (a)(b)	117,277	134,450
Teleperformance	14,398	2,589,920
Television Francaise 1	29,097	268,234
Thales SA	24,973	2,993,369
TOTAL SA	642,623	35,732,105
Ubisoft Entertainment SA (a)	39,203	3,493,355
Unibail-Rodamco-Westfield	180,692	1,485,062
Unibail-Rodamco-Westfield REIT (c)	480	78,765

106

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (b)(c)	23,620	$ 3,875,883
Valeo SA	94,911	2,754,855
Vallourec SA (a)(b)	123,111	289,464
Veolia Environnement SA	212,073	4,745,854
Vinci SA	116,310	11,325,517
Vivendi SA	296,613	8,602,730
Wendel SA	7,202	908,144
		386,459,713
GERMANY — 6.9%
1&1 Drillisch AG	10,517	374,818
Aareal Bank AG	12,147	374,807
adidas AG	49,083	11,937,441
ADO Properties SA (f)	10,486	596,363
Allianz SE	98,274	21,879,593
alstria office REIT-AG	38,165	621,377
AURELIUS Equity Opportunities SE & Co. KGaA	12,587	573,530
Aurubis AG	7,187	385,500
Axel Springer SE	15,285	790,173
BASF SE	223,175	16,421,295
Bayer AG	223,772	14,472,712
Bayerische Motoren Werke AG	78,201	6,036,799
Bayerische Motoren Werke AG Preference Shares	10,534	693,127
Bechtle AG	6,472	599,898
Beiersdorf AG	20,524	2,137,228
Bilfinger SE	30,330	1,055,737
Brenntag AG	38,608	1,989,810
CANCOM SE	13,268	598,601
Carl Zeiss Meditec AG	8,842	739,157
CECONOMY AG (a)	40,268	214,319
Commerzbank AG (a)	227,545	1,762,942
CompuGroup Medical SE	9,876	582,186
Continental AG	25,626	3,861,491
Covestro AG (f)	44,785	2,465,060
CTS Eventim AG & Co. KGaA	11,363	538,938
Daimler AG	240,374	14,102,480
Delivery Hero SE (a)(f)	27,888	1,008,312
Deutsche Bank AG	503,609	4,105,365
Deutsche Boerse AG	57,559	7,387,222
Deutsche EuroShop AG	15,354	465,831
Deutsche Lufthansa AG	45,532	1,000,272
Deutsche Pfandbriefbank AG (f)	51,076	626,269
Deutsche Post AG	294,646	9,594,454
Deutsche Telekom AG	736,813	12,240,353
Deutsche Wohnen SE	85,490	4,149,753
DMG Mori AG	17,710	858,067
Duerr AG	11,396	447,348
E.ON SE	502,326	5,590,732
Evonik Industries AG	29,889	814,858
Evotec AG (a)	28,932	769,600
Fielmann AG	6,368	439,744
Fraport AG Frankfurt Airport Services Worldwide	12,860	985,375
Security Description	Shares	Value
Freenet AG	32,144	$ 691,359
Fresenius Medical Care AG & Co. KGaA	53,516	4,320,502
Fresenius SE & Co. KGaA	98,601	5,509,135
Fuchs Petrolub SE Preference Shares	16,979	699,681
Fuchs Petrolub SE	13,379	527,294
GEA Group AG	43,803	1,148,451
Gerresheimer AG	10,449	786,088
Grand City Properties SA	26,402	637,378
GRENKE AG	6,370	619,769
Hamborner REIT AG	115,930	1,214,505
Hannover Rueck SE	14,592	2,097,232
HeidelbergCement AG	35,357	2,547,191
Hella GmbH & Co. KGaA	10,547	464,234
Henkel AG & Co. KGaA Preference Shares	49,198	5,027,019
Henkel AG & Co. KGaA	30,888	2,939,349
HOCHTIEF AG	4,024	582,867
HUGO BOSS AG	16,114	1,101,539
Infineon Technologies AG	281,176	5,583,481
Innogy SE (a)	14,436	618,391
Jungheinrich AG Preference Shares	11,363	370,265
KION Group AG	18,646	975,439
Krones AG	3,951	348,478
KS AG	52,526	963,714
Lanxess AG	22,596	1,206,181
LEG Immobilien AG	14,504	1,782,482
Leoni AG	8,018	156,472
MAN SE	384	31,562
Merck KGaA	51,764	5,908,223
METRO AG	40,268	668,729
MorphoSys AG (a)	5,585	508,901
MTU Aero Engines AG	12,816	2,903,992
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,600	8,671,321
Nemetschek SE	4,256	726,385
Norma Group SE	12,111	588,286
OSRAM Licht AG	19,376	667,484
Porsche Automobil Holding SE Preference Shares	43,465	2,730,133
ProSiebenSat.1 Media SE	55,127	787,360
Puma SE	2,289	1,328,795
QIAGEN NV (a)	57,508	2,333,663
Rational AG	803	495,907
Rheinmetall AG	10,484	1,093,379
Rocket Internet SE (a)(f)	19,079	484,156
RWE AG	133,918	3,593,838
Salzgitter AG	25,058	725,356
SAP SE	258,613	29,909,508
Sartorius AG Preference Shares	11,328	1,944,833
Schaeffler AG Preference Shares	40,521	329,777
Scout24 AG (f)	17,729	918,907
Siemens AG	202,361	21,799,585
Siemens Healthineers AG (f)	33,757	1,408,135

107

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Siltronic AG	4,865	$ 429,584
Software AG	12,171	412,036
Stabilus SA	5,704	275,404
Stroeer SE & Co. KGaA	10,048	588,941
Symrise AG	30,526	2,753,058
TAG Immobilien AG	35,472	876,254
Talanx AG (a)	15,741	607,305
Telefonica Deutschland Holding AG	126,333	397,047
ThyssenKrupp AG	128,718	1,769,782
TLG Immobilien AG	21,167	637,916
TUI AG	118,389	1,134,787
Uniper SE	50,190	1,515,408
United Internet AG	30,567	1,116,500
Volkswagen AG	9,626	1,568,321
Volkswagen AG Preference Shares	44,109	6,949,739
Vonovia SE	125,155	6,495,309
Wacker Chemie AG	3,949	340,542
Wirecard AG	33,308	4,177,567
Zalando SE (a)(f)	27,421	1,069,941
		322,881,089
HONG KONG — 3.1%
AIA Group, Ltd.	3,020,600	30,071,515
Alltronics Holdings, Ltd.	127,000	17,473
ASM Pacific Technology, Ltd.	75,600	843,162
Bank of East Asia, Ltd.	327,639	1,064,312
China LotSynergy Holdings, Ltd. (a)	11,060,000	116,941
China Regenerative Medicine International, Ltd. (a)	70,000	223
China Youzan, Ltd. (a)(b)	2,160,000	184,358
CK Asset Holdings, Ltd.	788,348	7,009,814
CK Hutchison Holdings, Ltd.	788,348	8,280,217
CK Infrastructure Holdings, Ltd.	26,000	213,466
CLP Holdings, Ltd.	407,500	4,723,915
Dah Sing Banking Group, Ltd.	646,125	1,213,241
Dah Sing Financial Holdings, Ltd.	323,285	1,694,683
Dairy Farm International Holdings, Ltd.	79,300	665,327
Esprit Holdings, Ltd. (a)(b)	849,319	182,848
Galaxy Entertainment Group, Ltd.	766,000	5,215,664
GTI Holdings, Ltd. (a)	1,496,000	28,586
Hang Lung Group, Ltd.	782,000	2,510,385
Hang Lung Properties, Ltd.	733,000	1,789,092
Hang Seng Bank, Ltd.	162,800	4,017,142
Henderson Land Development Co., Ltd.	196,245	1,247,476
HK Electric Investments & HK Electric Investments, Ltd.	419,000	428,077
HKT Trust & HKT, Ltd.	765,900	1,231,302
Hong Kong & China Gas Co., Ltd.	2,392,856	5,736,795
Security Description	Shares	Value
Hong Kong Exchanges & Clearing, Ltd.	324,424	$ 11,307,385
Hongkong Land Holdings, Ltd.	561,200	3,990,132
Hysan Development Co., Ltd.	26,841	143,780
Jardine Matheson Holdings, Ltd.	78,505	4,895,572
Jardine Strategic Holdings, Ltd.	73,900	2,766,077
Kerry Properties, Ltd.	29,000	129,485
KuangChi Science, Ltd. (a)	1,482,000	122,714
Landing International Development, Ltd. (a)	132,000	37,667
Li & Fung, Ltd.	1,662,000	298,527
Link REIT	766,351	8,961,971
Melco International Development, Ltd.	34,000	79,695
Melco Resorts & Entertainment, Ltd. ADR	36,216	818,119
MTR Corp., Ltd.	380,689	2,356,892
New World Development Co., Ltd.	1,556,516	2,581,652
Noble Group, Ltd. (a)(b)(e)	60,740	3,632
NWS Holdings, Ltd.	72,000	157,392
Pacific Basin Shipping, Ltd.	6,332,000	1,363,204
PCCW, Ltd.	835,000	519,086
Power Assets Holdings, Ltd.	385,500	2,673,963
Sands China, Ltd.	632,400	3,178,132
Shangri-La Asia, Ltd.	60,000	85,300
Sino Land Co., Ltd.	1,697,274	3,282,138
SJM Holdings, Ltd.	57,000	65,060
Summit Ascent Holdings, Ltd. (a)	1,788,000	234,605
Sun Hung Kai Properties, Ltd.	480,509	8,245,220
Sundart Holdings, Ltd.	42,000	20,331
Swire Pacific, Ltd. Class A	25,500	328,091
Swire Properties, Ltd.	305,800	1,314,754
Techtronic Industries Co., Ltd.	383,500	2,577,039
Tou Rong Chang Fu Group, Ltd. (a)(g)	3,424,000	25,735
Value Convergence Holdings, Ltd. (a)	392,000	31,460
Vitasoy International Holdings, Ltd.	230,000	1,113,383
VTech Holdings, Ltd.	71,600	731,966
Wharf Holdings, Ltd.	739,000	2,231,135
Wharf Real Estate Investment Co., Ltd.	133,000	990,306
Wheelock & Co., Ltd.	34,000	249,046
Yue Yuen Industrial Holdings, Ltd.	34,000	116,943
		146,513,603
IRELAND — 0.5%
AerCap Holdings NV (a)	20,154	937,967
Amarin Corp. PLC ADR (a)(b)	70,432	1,462,168
Bank of Ireland Group PLC	224,265	1,337,143
C&C Group PLC	98,639	354,422
CRH PLC	202,552	6,288,591
Glanbia PLC	30,546	598,167

108

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Green REIT PLC	164,082	$ 276,359
Greencore Group PLC	105,623	278,017
Irish Bank Resolution Corp., Ltd. (a)(g)	5,635	—
James Hardie Industries PLC	103,875	1,338,507
Kerry Group PLC Class A	37,791	4,222,145
Kingspan Group PLC	35,362	1,638,278
Paddy Power Betfair PLC	20,869	1,611,002
Ryanair Holdings PLC ADR (a)	30,568	2,290,766
Smurfit Kappa Group PLC	47,599	1,329,750
UDG Healthcare PLC	60,640	447,236
		24,410,518
ISRAEL — 0.6%
Bank Hapoalim BM	259,538	1,718,406
Bank Leumi Le-Israel BM	329,006	2,149,347
Bezeq The Israeli Telecommunication Corp., Ltd.	526,433	377,852
Check Point Software Technologies, Ltd. (a)	35,689	4,514,302
Israel Chemicals, Ltd.	108,816	566,065
Nice, Ltd. (a)	15,329	1,806,865
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	40,008	2,021,703
Reit 1, Ltd.	374,436	1,646,575
Shufersal, Ltd.	575,638	3,711,389
Strauss Group, Ltd.	164,479	3,940,952
Teva Pharmaceutical Industries, Ltd. ADR (a)	266,127	4,172,871
		26,626,327
ITALY — 1.9%
A2A SpA	362,540	662,112
Assicurazioni Generali SpA	250,213	4,635,702
Atlantia SpA	101,037	2,619,546
Azimut Holding SpA (b)	25,626	435,928
Banca Generali SpA	17,728	441,513
Banca IFIS SpA	47,717	788,148
Banca Monte dei Paschi di Siena SpA (a)(b)	4,092	5,720
Banca Popolare di Sondrio SCPA	176,715	483,759
Banco BPM SpA (a)(b)	248,888	514,717
Biesse SpA	2,468	53,706
BPER Banca (b)	131,663	538,277
Brembo SpA (b)	109,465	1,242,648
Cairo Communication SpA	125,730	532,233
Cerved Group SpA	46,857	466,155
Credito Valtellinese SpA (a)	2,274,681	182,620
Davide Campari-Milano SpA	118,354	1,162,821
Enel SpA	1,718,796	11,008,434
Eni SpA	621,511	10,994,142
Esprinet SpA	99,057	358,148
Falck Renewables SpA	28,975	105,249
Ferrari NV	26,284	3,526,802
FinecoBank Banca Fineco SpA	95,286	1,254,480
Security Description	Shares	Value
Immobiliare Grande Distribuzione SIIQ SpA REIT	130,331	$ 942,443
Interpump Group SpA	48,737	1,591,384
Intesa Sanpaolo SpA	3,583,356	8,735,172
Iren SpA	737,368	1,882,766
Italgas SpA	79,990	494,351
Leonardo SpA	191,828	2,231,482
Mediaset SpA (a)(b)	178,247	544,794
Mediobanca Banca di Credito Finanziario SpA	103,526	1,076,653
Moncler SpA	39,392	1,588,788
Pirelli & C SpA (a)(f)	96,687	622,946
Poste Italiane SpA (f)	110,478	1,075,763
PRADA SpA	82,600	245,697
Prysmian SpA	50,307	952,657
Recordati SpA	38,611	1,504,830
Reply SpA	33,744	2,174,854
Saipem SpA (a)	243,595	1,289,650
Salvatore Ferragamo SpA	16,815	360,999
Snam SpA	532,706	2,738,924
Societa Cattolica di Assicurazioni SC	123,918	1,184,788
Sogefi SpA (a)(b)	94,603	163,268
Telecom Italia SpA (a)(b)	3,563,652	2,218,402
Telecom Italia SpA	1,503,034	854,642
Terna Rete Elettrica Nazionale SpA	349,245	2,214,862
UniCredit SpA	485,550	6,230,543
Unione di Banche Italiane SpA (b)	253,368	670,837
Unipol Gruppo Finanziario SpA	89,726	447,325
UnipolSai Assicurazioni SpA (b)	1,076	2,905
Zignago Vetro SpA	97,128	1,087,330
		87,141,915
JAPAN — 23.0%
3-D Matrix, Ltd. (a)(b)	87,500	467,995
Abist Co., Ltd.	1,100	31,703
Acom Co., Ltd.	155,600	555,288
Activia Properties, Inc. REIT	20	83,119
ADEKA Corp.	22,400	328,456
Advance Residence Investment Corp. REIT	175	487,758
Advanced Media, Inc. (a)(b)	6,800	94,672
Advantest Corp.	155,600	3,617,101
Aeon Co., Ltd. (b)	322,220	6,743,666
AEON Financial Service Co., Ltd. (b)	3,500	71,243
Aeon Mall Co., Ltd.	22,100	363,392
AEON REIT Investment Corp.	58	68,436
AGC, Inc.	74,200	2,601,039
Air Water, Inc.	74,200	1,075,275
Aisin Seiki Co., Ltd.	74,900	2,676,329
Ajinomoto Co., Inc.	156,200	2,496,434
Akita Bank, Ltd.	16,555	336,081
Alconix Corp. (b)	7,800	80,548

109

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Alfresa Holdings Corp.	76,000	$ 2,162,895
Alps Alpine Co., Ltd.	75,000	1,565,253
Amada Holdings Co., Ltd.	82,200	813,200
ANA Holdings, Inc.	10,100	370,384
Aomori Bank, Ltd.	1,010	26,773
Aoyama Trading Co., Ltd. (b)	2,100	47,735
Aozora Bank, Ltd. (b)	14,200	351,007
Asahi Group Holdings, Ltd.	165,836	7,386,470
Asahi Intecc Co., Ltd.	20,400	958,395
Asahi Kasei Corp.	319,550	3,296,979
Asics Corp. (b)	75,400	1,011,600
Astellas Pharma, Inc.	725,700	10,873,862
Atom Corp. (b)	244,700	2,173,195
Awa Bank, Ltd.	2,310	58,728
Azbil Corp.	7,600	177,769
Bandai Namco Holdings, Inc.	76,400	3,582,382
Bank of Iwate, Ltd.	76,955	2,273,505
Bank of Kyoto, Ltd. (b)	10,700	447,585
Bank of Okinawa, Ltd.	80,500	2,505,511
BayCurrent Consulting, Inc. (b)	3,100	97,326
Benesse Holdings, Inc.	4,100	106,496
Bic Camera, Inc.	1,100	11,558
Bridgestone Corp.	163,665	6,307,945
Brightpath Biotherapeutics Co., Ltd. (a)(b)	69,200	192,561
Brother Industries, Ltd.	75,200	1,391,423
Calbee, Inc. (b)	15,800	425,673
Can Do Co., Ltd. (b)	5,300	81,019
Canon, Inc.	312,016	9,057,301
Capcom Co., Ltd.	17,600	394,344
Casio Computer Co., Ltd. (b)	165,100	2,155,391
Central Japan Railway Co.	63,600	14,773,059
Chiba Bank, Ltd.	144,750	785,967
Chubu Electric Power Co., Inc.	158,965	2,482,459
Chugai Pharmaceutical Co., Ltd.	82,680	5,684,553
Chugoku Bank, Ltd.	74,200	696,515
Chugoku Electric Power Co., Inc. (b)	74,700	932,021
Citizen Watch Co., Ltd.	77,100	429,785
Coca-Cola Bottlers Japan Holdings, Inc.	73,800	1,874,254
COLOPL, Inc. (b)	2,000	12,414
Colowide Co., Ltd. (b)	2,400	49,698
Comforia Residential REIT, Inc.	127	348,236
COMSYS Holdings Corp. (b)	9,500	259,204
Concordia Financial Group, Ltd. (b)	319,700	1,233,337
COOKPAD, Inc. (a)(b)	74,900	188,121
Cosmo Energy Holdings Co., Ltd. (b)	8,700	174,810
Credit Saison Co., Ltd. (b)	159,000	2,100,176
Creek & River Co., Ltd.	9,600	102,171
CyberAgent, Inc. (b)	13,900	567,001
Dai Nippon Printing Co., Ltd.	70,700	1,690,770
Daicel Corp. (b)	78,100	848,138
Daido Steel Co., Ltd. (b)	8,500	335,208
Security Description	Shares	Value
Daifuku Co., Ltd. (b)	10,600	$ 551,619
Dai-ichi Life Holdings, Inc.	317,500	4,411,754
Daiichi Sankyo Co., Ltd.	239,165	11,019,935
Daiken Medical Co., Ltd. (b)	79,800	400,856
Daikin Industries, Ltd.	84,410	9,891,112
Daishi Hokuetsu Financial Group, Inc.	1,517	42,830
Daito Trust Construction Co., Ltd.	14,155	1,973,272
Daiwa House Industry Co., Ltd.	162,600	5,169,530
Daiwa House REIT Investment Corp.	630	1,398,482
Daiwa Securities Group, Inc.	736,650	3,587,246
DeNA Co., Ltd.	74,800	1,126,545
Denka Co., Ltd.	7,000	201,744
Denso Corp.	130,910	5,105,827
Dentsu, Inc.	76,000	3,210,010
DIC Corp.	5,300	154,904
Disco Corp. (b)	2,500	356,191
DMG Mori Co., Ltd. (b)	27,200	336,421
Dowa Holdings Co., Ltd. (b)	4,400	144,699
East Japan Railway Co.	87,000	8,394,633
Ebara Corp.	3,800	107,115
Eighteenth Bank, Ltd. (a)(e)	825	20,503
Eisai Co., Ltd.	80,651	4,527,123
Electric Power Development Co., Ltd.	68,200	1,661,175
euglena Co., Ltd. (a)	5,000	31,034
Ezaki Glico Co., Ltd. (b)	2,700	141,970
F@N Communications, Inc.	5,200	26,450
FamilyMart UNY Holdings Co., Ltd. (b)	68,800	1,753,488
Fancl Corp.	16,900	436,681
FANUC Corp.	66,255	11,301,390
Fast Retailing Co., Ltd.	12,800	6,016,931
Feed One Co., Ltd.	1,210,900	1,925,450
FFRI, Inc. (a)(b)	7,500	215,476
Financial Products Group Co., Ltd.	79,200	648,999
FINDEX, Inc. (b)	60,900	444,570
Fixstars Corp. (b)	7,700	96,767
Focus Systems Corp. (b)	13,300	116,436
Foster Electric Co., Ltd.	82,200	1,234,281
FP Corp.	5,800	342,702
Frontier Real Estate Investment Corp. REIT	20	83,932
Fuji Electric Co., Ltd.	16,600	470,922
Fuji Seal International, Inc.	17,500	632,425
FUJIFILM Holdings Corp.	161,110	7,327,350
Fujitsu, Ltd.	75,751	5,465,488
Fukuoka Financial Group, Inc.	161,110	3,574,885
Fukuoka REIT Corp.	10	15,386
Fukuyama Transporting Co., Ltd. (b)	9,000	346,388
Furukawa Electric Co., Ltd.	77,455	1,953,082
Gakujo Co., Ltd.	17,400	193,674
GLP J-REIT	819	878,306

110

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
GMO internet, Inc.	3,500	$ 57,045
GMO Payment Gateway, Inc.	7,400	525,491
Goldwin, Inc. (b)	3,800	553,426
GS Yuasa Corp. (b)	3,400	66,688
Gumi, Inc. (a)(b)	15,300	97,452
GungHo Online Entertainment, Inc. (b)	82,700	301,108
Gunma Bank, Ltd.	86,000	325,555
Gurunavi, Inc.	5,200	32,651
Hachijuni Bank, Ltd.	153,500	636,550
Hakuhodo DY Holdings, Inc.	78,600	1,262,599
Hamamatsu Photonics KK	75,000	2,900,122
Hankyu Hanshin Holdings, Inc.	79,700	2,988,255
Hankyu Hanshin REIT, Inc.	831	1,117,160
Haseko Corp.	79,000	993,522
Heiwa Real Estate REIT, Inc.	2,399	2,798,129
Hikari Tsushin, Inc.	5,000	947,283
Hino Motors, Ltd.	75,700	637,416
Hirose Electric Co., Ltd.	2,940	308,914
Hiroshima Bank, Ltd.	15,500	78,981
Hisamitsu Pharmaceutical Co., Inc.	10,100	464,462
Hitachi Chemical Co., Ltd.	4,800	106,334
Hitachi Construction Machinery Co., Ltd. (b)	13,700	363,526
Hitachi High-Technologies Corp.	3,700	151,597
Hitachi Metals, Ltd.	77,700	902,762
Hitachi, Ltd.	311,095	10,076,122
Hokkoku Bank, Ltd. (b)	16,555	519,003
Hokuhoku Financial Group, Inc.	28,600	297,925
Honda Motor Co., Ltd.	420,275	11,372,125
Horiba, Ltd.	4,900	272,259
Hoshizaki Corp.	7,200	446,239
House Foods Group, Inc. (b)	12,000	482,450
Hoya Corp.	82,806	5,468,031
Hulic Co., Ltd.	81,200	796,704
Hulic Reit, Inc.	421	718,117
Hyakugo Bank, Ltd.	74,550	237,084
Ibiden Co., Ltd.	81,000	1,230,899
IBJ, Inc.	17,100	137,962
Ichigo Office REIT Investment	3,217	3,086,646
Idemitsu Kosan Co., Ltd.	27,400	917,170
IHI Corp.	30,800	739,912
Iida Group Holdings Co., Ltd.	60,600	1,097,737
Industrial & Infrastructure Fund Investment Corp. REIT	160	178,814
Infomart Corp. (b)	157,600	1,919,364
Infoteria Corp.	11,900	101,384
Inpex Corp.	245,100	2,337,291
Intage Holdings, Inc.	154,400	1,198,262
Iriso Electronics Co., Ltd. (b)	4,400	201,147
Isetan Mitsukoshi Holdings, Ltd. (b)	83,500	844,166
Isuzu Motors, Ltd.	325,900	4,281,146
Ito En, Ltd.	8,200	425,984
ITOCHU Corp.	387,850	7,016,937
Security Description	Shares	Value
Iwatani Corp. (b)	2,800	$ 89,931
Iyo Bank, Ltd.	79,900	423,015
Izumi Co., Ltd.	6,100	284,375
J Front Retailing Co., Ltd.	74,600	887,638
Jafco Co., Ltd. (a)	2,100	75,227
Japan Airlines Co., Ltd.	14,000	493,165
Japan Airport Terminal Co., Ltd. (b)	4,800	202,738
Japan Excellent, Inc. REIT	748	1,087,349
Japan Exchange Group, Inc.	160,400	2,859,188
Japan Hotel REIT Investment Corp.	820	661,571
Japan Logistics Fund, Inc. REIT	37	78,523
Japan Post Bank Co., Ltd. (b)	83,400	910,969
Japan Post Holdings Co., Ltd.	344,700	4,036,059
Japan Post Insurance Co., Ltd. (b)	14,300	309,423
Japan Prime Realty Investment Corp. REIT	120	494,376
Japan Real Estate Investment Corp. REIT	151	890,843
Japan Retail Fund Investment Corp. REIT	790	1,589,493
Japan Tissue Engineering Co., Ltd. (a)(b)	2,200	19,836
Japan Tobacco, Inc.	248,600	6,165,307
JFE Holdings, Inc.	161,110	2,734,292
JGC Corp. (b)	75,900	1,008,709
JSR Corp.	156,500	2,426,291
JTEKT Corp.	76,900	946,269
JXTG Holdings, Inc.	879,700	4,025,550
Kagome Co., Ltd.	11,700	328,744
Kajima Corp.	76,037	1,122,505
Kakaku.com, Inc.	78,300	1,504,667
Kaken Pharmaceutical Co., Ltd.	2,000	90,889
Kamigumi Co., Ltd.	18,400	426,233
Kaneka Corp.	7,600	284,609
Kansai Electric Power Co., Inc.	318,000	4,688,765
Kansai Paint Co., Ltd. (b)	78,400	1,495,256
Kao Corp.	156,300	12,310,823
Kawasaki Heavy Industries, Ltd.	14,000	345,304
KDDI Corp.	479,100	10,323,472
Keihan Holdings Co., Ltd.	22,700	954,678
Keikyu Corp. (b)	80,000	1,357,366
Keio Corp. (b)	14,700	949,587
Keisei Electric Railway Co., Ltd.	76,100	2,763,898
Kenedix Office Investment Corp. REIT	42	291,801
Kenedix, Inc. (b)	79,900	399,915
Kewpie Corp.	5,500	131,928
Keyence Corp.	18,800	11,714,650
Kikkoman Corp. (b)	24,800	1,216,642
Kintetsu Group Holdings Co., Ltd.	24,410	1,137,964
Kirin Holdings Co., Ltd.	235,800	5,629,503
Kiyo Bank, Ltd.	164,400	2,291,812
KNT-CT Holdings Co., Ltd. (a)	15,000	180,106

111

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Kobayashi Pharmaceutical Co., Ltd.	6,600	$ 556,932
Kobe Steel, Ltd. (b)	82,199	617,133
Koito Manufacturing Co., Ltd.	16,700	946,009
Komatsu, Ltd.	318,120	7,387,880
Konami Holdings Corp.	12,400	538,302
Konica Minolta, Inc.	248,175	2,441,727
Kose Corp.	3,600	661,228
K's Holdings Corp.	74,600	661,853
Kubota Corp.	399,650	5,775,310
Kuraray Co., Ltd.	81,800	1,040,560
Kurita Water Industries, Ltd.	81,310	2,076,735
Kyocera Corp.	81,600	4,791,977
Kyoritsu Maintenance Co., Ltd.	1,200	59,520
Kyowa Exeo Corp.	12,400	342,251
Kyowa Hakko Kirin Co., Ltd.	76,100	1,656,963
Kyudenko Corp.	8,200	257,072
Kyushu Electric Power Co., Inc. (b)	84,300	995,438
Kyushu Financial Group, Inc.	75,900	308,578
Kyushu Railway Co. (b)	18,500	608,393
Lawson, Inc.	1,500	83,209
Leopalace21 Corp. (a)(b)	1,600	3,195
Like Co., Ltd.	6,200	51,198
Lion Corp.	59,900	1,260,939
LIXIL Group Corp.	76,200	1,017,515
M3, Inc.	150,200	2,519,957
Mabuchi Motor Co., Ltd.	3,500	121,742
Maeda Corp.	35,900	356,130
Makita Corp.	77,400	2,695,731
Marubeni Corp.	808,050	5,584,842
Maruha Nichiro Corp.	10,200	364,928
Marui Group Co., Ltd. (b)	76,500	1,544,722
Maruichi Steel Tube, Ltd.	10,200	297,195
Matsumotokiyoshi Holdings Co., Ltd.	5,000	166,463
Matsuya Co., Ltd. (b)	159,000	1,442,255
Mazda Motor Corp.	161,600	1,808,209
McDonald's Holdings Co. Japan, Ltd.	5,600	259,041
MCUBS MidCity Investment Corp. REIT	3,895	3,582,337
Mebuki Financial Group, Inc.	234,800	600,338
Medipal Holdings Corp.	163,399	3,882,544
MEIJI Holdings Co., Ltd.	29,100	2,363,545
Meiko Network Japan Co., Ltd. (b)	158,900	1,382,488
Metaps, Inc. (a)(b)	4,100	54,970
Milbon Co., Ltd.	1,200	55,834
MINEBEA MITSUMI, Inc.	83,500	1,254,556
MISUMI Group, Inc. (b)	78,400	1,949,287
Mitsubishi Chemical Holdings Corp.	398,300	2,804,671
Mitsubishi Corp.	481,538	13,373,518
Mitsubishi Electric Corp.	719,950	9,252,644
Mitsubishi Estate Co., Ltd.	323,025	5,852,886
Security Description	Shares	Value
Mitsubishi Gas Chemical Co., Inc. (b)	76,100	$ 1,085,620
Mitsubishi Heavy Industries, Ltd.	51,410	2,135,639
Mitsubishi Logistics Corp. (b)	4,500	125,627
Mitsubishi Materials Corp.	17,100	451,427
Mitsubishi Motors Corp. (b)	241,500	1,282,938
Mitsubishi Tanabe Pharma Corp.	77,100	1,030,229
Mitsubishi UFJ Financial Group, Inc.	3,329,924	16,546,580
Mitsubishi UFJ Lease & Finance Co., Ltd.	154,800	788,790
Mitsui & Co., Ltd.	565,226	8,775,723
Mitsui Chemicals, Inc.	27,110	654,206
Mitsui Fudosan Co., Ltd.	244,500	6,146,463
Mitsui Mining & Smelting Co., Ltd. (b)	3,200	82,078
Mitsui OSK Lines, Ltd.	14,255	306,646
Miura Co., Ltd. (b)	16,300	375,672
Mixi, Inc.	2,100	48,532
Mizuho Financial Group, Inc.	6,307,800	9,762,173
MonotaRO Co., Ltd.	17,800	395,770
Mori Hills REIT Investment Corp.	52	69,906
Morinaga & Co., Ltd.	2,600	112,870
Morpho, Inc. (a)(b)	5,800	117,588
MS&AD Insurance Group Holdings, Inc.	161,399	4,914,077
Murata Manufacturing Co., Ltd.	229,500	11,428,866
Musashino Bank, Ltd.	80,555	1,607,679
Nabtesco Corp.	15,000	437,051
Nachi-Fujikoshi Corp. (b)	1,500	60,306
Nagase & Co., Ltd.	47,600	683,348
Nagoya Railroad Co., Ltd.	62,400	1,727,931
Nankai Electric Railway Co., Ltd.	5,400	149,045
Nanto Bank, Ltd.	80,355	1,504,955
NEC Corp.	33,800	1,143,615
NET One Systems Co., Ltd.	18,600	468,340
Nexon Co., Ltd. (a)	145,800	2,284,114
NGK Insulators, Ltd.	79,900	1,160,764
NGK Spark Plug Co., Ltd.	61,500	1,141,266
NH Foods, Ltd. (b)	13,000	468,040
NHK Spring Co., Ltd. (b)	76,700	688,800
Nichirei Corp.	73,600	1,813,984
Nidec Corp.	79,700	10,098,862
Nifco, Inc. (b)	5,000	127,389
Nihon M&A Center, Inc. (b)	7,400	202,575
Nikkon Holdings Co., Ltd.	14,700	347,828
Nikon Corp. (b)	160,800	2,267,776
Nintendo Co., Ltd.	24,200	6,900,230
Nippon Accommodations Fund, Inc. REIT	11	55,852
Nippon Building Fund, Inc. REIT	284	1,924,380
Nippon Electric Glass Co., Ltd.	4,000	106,067
Nippon Express Co., Ltd. (b)	11,000	612,188

112

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Nippon Paint Holdings Co., Ltd. (b)	76,100	$ 2,990,785
Nippon Paper Industries Co., Ltd. (b)	4,200	86,743
Nippon Prologis REIT, Inc.	740	1,576,474
NIPPON REIT Investment Corp.	97	374,206
Nippon Shinyaku Co., Ltd.	8,600	626,246
Nippon Steel & Sumitomo Metal Corp.	234,400	4,138,028
Nippon Suisan Kaisha, Ltd.	488,100	3,726,291
Nippon Telegraph & Telephone Corp.	161,700	6,870,625
Nippon Television Holdings, Inc.	2,000	29,995
Nippon Yusen KK (b)	16,555	242,600
Nipro Corp.	53,300	688,130
Nissan Chemical Corp.	24,900	1,140,561
Nissan Motor Co., Ltd. (b)	634,541	5,206,578
Nissei ASB Machine Co., Ltd. (b)	4,300	147,043
Nisshin Seifun Group, Inc.	77,600	1,780,765
Nissin Foods Holdings Co., Ltd.	10,400	714,099
Nitori Holdings Co., Ltd.	14,600	1,886,254
Nitto Denko Corp.	75,800	3,982,265
NOF Corp.	11,300	384,885
NOK Corp. (b)	5,700	88,730
Nomura Holdings, Inc.	969,685	3,506,057
Nomura Real Estate Holdings, Inc.	6,000	115,192
Nomura Real Estate Master Fund, Inc. REIT	839	1,237,067
Nomura Research Institute, Ltd.	16,100	731,653
NSK, Ltd.	84,200	788,864
NTN Corp. (b)	142,900	423,465
NTT Data Corp.	322,000	3,552,080
NTT DOCOMO, Inc.	318,900	7,063,137
Obayashi Corp.	162,950	1,640,026
Obic Co., Ltd.	8,000	806,613
Odakyu Electric Railway Co., Ltd.	82,599	2,002,196
Ogaki Kyoritsu Bank, Ltd.	16,555	344,008
Oji Holdings Corp.	177,600	1,102,328
Oki Electric Industry Co., Ltd.	3,600	42,542
Olympus Corp.	325,600	3,535,901
Omron Corp. (b)	75,700	3,542,720
OncoTherapy Science, Inc. (a)(b)	141,900	173,072
Ono Pharmaceutical Co., Ltd.	156,100	3,058,959
Oracle Corp. Japan	1,900	127,542
Oriental Land Co., Ltd.	78,400	8,903,537
ORIX Corp.	322,100	4,625,541
Orix JREIT, Inc. REIT	725	1,245,178
Osaka Gas Co., Ltd.	91,700	1,809,394
Otsuka Corp.	13,200	493,129
Otsuka Holdings Co., Ltd.	156,900	6,164,865
Security Description	Shares	Value
Pan Pacific International Holdings Corp.	28,000	$ 1,854,271
Panasonic Corp.	580,450	5,003,979
Park24 Co., Ltd.	5,100	110,722
Penta-Ocean Construction Co., Ltd.	69,700	323,044
PeptiDream, Inc. (a)	11,300	554,357
Pigeon Corp.	76,500	3,127,456
Pola Orbis Holdings, Inc.	4,800	153,083
Premier Investment Corp. REIT	285	359,453
Rakuten, Inc.	163,200	1,545,228
Raysum Co., Ltd.	3,300	30,351
Recruit Holdings Co., Ltd.	397,900	11,363,436
Relo Group, Inc.	10,000	280,978
Renesas Electronics Corp. (a)	76,900	355,719
ReproCELL, Inc. (a)(b)	162,400	355,069
Resona Holdings, Inc.	560,400	2,428,729
Ricoh Co., Ltd. (b)	159,400	1,666,222
Ringer Hut Co., Ltd. (b)	900	19,214
Rinnai Corp.	5,100	360,781
Riso Kyoiku Co., Ltd. (b)	258,318	1,190,244
Rock Field Co., Ltd. (b)	158,200	2,336,875
Rohm Co., Ltd.	12,300	766,771
Rohto Pharmaceutical Co., Ltd.	5,901	151,517
Ryohin Keikaku Co., Ltd.	4,400	1,114,659
San-In Godo Bank, Ltd.	74,650	535,503
Sankyo Co., Ltd.	10,000	381,262
Sankyu, Inc. (b)	7,300	356,146
Sanrio Co., Ltd.	3,900	93,056
Santen Pharmaceutical Co., Ltd.	84,300	1,255,913
Sanwa Holdings Corp.	74,900	891,207
Sapporo Holdings, Ltd.	17,300	377,776
Sawai Pharmaceutical Co., Ltd.	1,600	92,659
SBI Holdings, Inc. (b)	75,500	1,682,098
SCREEN Holdings Co., Ltd. (b)	2,800	112,825
Secom Co., Ltd.	80,748	6,917,401
Sega Sammy Holdings, Inc.	62,800	740,993
Seibu Holdings, Inc.	76,400	1,337,009
Seiko Epson Corp. (b)	84,600	1,295,541
Seino Holdings Co., Ltd.	75,600	1,007,454
Sekisui Chemical Co., Ltd.	83,400	1,340,458
Sekisui House Reit, Inc.	1,468	1,110,102
Sekisui House, Ltd.	160,800	2,661,477
Seria Co., Ltd. (b)	3,800	130,975
Seven & i Holdings Co., Ltd.	241,528	9,112,535
Seven Bank, Ltd.	164,300	485,396
SG Holdings Co., Ltd.	64,900	1,890,974
Sharp Corp. (b)	14,200	156,260
Shiga Bank, Ltd. (b)	2,310	55,055
Shikoku Bank, Ltd.	1,820	17,101
Shikoku Electric Power Co., Inc.	75,700	921,928
Shimadzu Corp.	81,400	2,353,345
Shimamura Co., Ltd.	1,400	118,517
Shimano, Inc.	14,200	2,309,256
Shimizu Corp.	159,513	1,386,380
Shin-Etsu Chemical Co., Ltd.	89,917	7,538,779

113

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Shinsei Bank, Ltd. (a)	5,200	$ 73,994
Shionogi & Co., Ltd.	80,300	4,971,004
Ship Healthcare Holdings, Inc.	9,600	394,200
Shiseido Co., Ltd.	89,100	6,429,432
Shizuoka Bank, Ltd.	149,200	1,136,338
SHO-BOND Holdings Co., Ltd.	8,800	587,541
Showa Denko KK	53,200	1,869,702
Showa Shell Sekiyu KK (e)	63,400	870,107
Skylark Holdings Co., Ltd.	69,400	1,150,553
SMC Corp.	13,500	5,065,320
SMS Co., Ltd. (b)	147,200	2,658,470
SoftBank Group Corp.	231,836	22,506,011
Sohgo Security Services Co., Ltd.	12,200	531,273
Sojitz Corp.	317,800	1,119,772
Sompo Holdings, Inc.	161,800	5,990,481
Sony Corp.	320,220	13,438,333
Sony Financial Holdings, Inc.	72,900	1,375,211
Sotetsu Holdings, Inc.	11,800	363,003
Square Enix Holdings Co., Ltd.	11,100	389,104
Stanley Electric Co., Ltd. (b)	67,773	1,821,608
Starts Proceed Investment Corp. REIT	51	84,274
Subaru Corp.	161,300	3,676,011
Sugi Holdings Co., Ltd.	8,100	356,756
SUMCO Corp.	73,600	818,554
Sumitomo Chemical Co., Ltd.	805,550	3,748,098
Sumitomo Corp.	408,275	5,647,279
Sumitomo Dainippon Pharma Co., Ltd.	61,900	1,530,653
Sumitomo Electric Industries, Ltd.	245,720	3,260,061
Sumitomo Forestry Co., Ltd. (b)	72,600	1,008,142
Sumitomo Heavy Industries, Ltd.	14,800	479,360
Sumitomo Metal Mining Co., Ltd.	36,200	1,069,467
Sumitomo Mitsui Financial Group, Inc.	324,600	11,366,939
Sumitomo Mitsui Trust Holdings, Inc.	157,055	5,641,692
Sumitomo Osaka Cement Co., Ltd.	8,800	346,641
Sumitomo Realty & Development Co., Ltd.	98,800	4,093,570
Sumitomo Rubber Industries, Ltd. (b)	76,200	914,249
Sun Corp.	3,000	23,174
Sun Frontier Fudousan Co., Ltd.	3,100	33,161
Sundrug Co., Ltd.	3,900	107,467
Suntory Beverage & Food, Ltd.	11,100	521,480
Suruga Bank, Ltd. (a)(b)	75,300	348,999
Suzuken Co., Ltd.	11,800	683,363
Suzuki Motor Corp.	94,000	4,159,660
Sysmex Corp.	66,300	4,007,291
T&D Holdings, Inc.	241,900	2,543,900
Tadano, Ltd. (b)	5,200	49,376
Security Description	Shares	Value
Taiheiyo Cement Corp.	17,700	$ 590,080
Taisei Corp.	66,487	3,087,529
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	600,488
Taiyo Nippon Sanso Corp. (b)	74,900	1,140,908
Taiyo Yuden Co., Ltd. (b)	85,800	1,687,551
Takara Holdings, Inc.	58,000	685,929
Takashimaya Co., Ltd.	10,500	139,829
Takeda Pharmaceutical Co., Ltd.	349,615	14,280,249
Takeuchi Manufacturing Co., Ltd.	83,000	1,460,008
TDK Corp.	16,955	1,328,092
Teijin, Ltd.	161,910	2,671,073
Temp Holdings Co., Ltd.	67,600	1,094,450
Terumo Corp.	161,800	4,940,904
THK Co., Ltd.	14,200	350,750
TIS, Inc.	9,700	459,213
Tobu Railway Co., Ltd.	67,300	1,942,662
Toda Corp.	63,000	387,044
Toho Bank, Ltd.	12,101	32,361
Toho Co., Ltd.	74,800	3,003,894
Toho Gas Co., Ltd. (b)	4,400	197,570
Toho Holdings Co., Ltd. (b)	13,500	336,997
Tohoku Electric Power Co., Inc.	158,800	2,025,799
Tokai Carbon Co., Ltd. (b)	75,500	942,684
Tokio Marine Holdings, Inc.	234,665	11,368,060
Tokuyama Corp.	9,100	214,746
Tokyo Base Co., Ltd. (a)(b)	17,000	148,674
Tokyo Century Corp.	6,500	282,762
Tokyo Dome Corp.	166,200	1,587,147
Tokyo Electric Power Co. Holdings, Inc. (a)	322,575	2,040,046
Tokyo Electron, Ltd.	65,155	9,418,440
Tokyo Gas Co., Ltd.	74,595	2,017,438
Tokyo Tatemono Co., Ltd.	74,700	915,823
Tokyu Corp.	97,575	1,704,047
Tokyu Fudosan Holdings Corp.	84,900	507,782
Toppan Printing Co., Ltd.	64,300	970,730
Toray Industries, Inc.	787,550	5,029,761
Toshiba Corp.	151,851	4,836,019
Tosoh Corp.	71,600	1,113,282
TOTO, Ltd. (b)	59,800	2,536,577
Toyo Seikan Group Holdings, Ltd.	73,600	1,507,442
Toyo Suisan Kaisha, Ltd.	12,300	468,397
Toyo Tire Corp.	74,700	846,985
Toyoda Gosei Co., Ltd.	16,000	338,835
Toyota Industries Corp.	75,400	3,780,729
Toyota Motor Corp.	633,988	37,156,617
Toyota Tsusho Corp.	74,800	2,436,229
Trend Micro, Inc.	20,000	973,935
Tsumura & Co.	3,500	106,406
Tsuruha Holdings, Inc.	4,200	341,510
Ube Industries, Ltd.	5,200	106,880
Ubiquitous AI Corp. (a)(b)	58,100	493,418
Ulvac, Inc. (b)	2,600	75,168

114

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Unicharm Corp.	83,200	$ 2,753,414
United Urban Investment Corp. REIT	790	1,248,326
USS Co., Ltd.	76,210	1,414,242
Warabeya Nichiyo Holdings Co., Ltd. (b)	80,800	1,328,599
Welcia Holdings Co., Ltd.	6,500	220,513
West Japan Railway Co.	74,700	5,627,893
WirelessGate, Inc. (a)(b)	8,600	37,217
Yahoo! Japan Corp. (b)	246,600	603,773
Yakult Honsha Co., Ltd.	73,200	5,118,742
Yamada Denki Co., Ltd. (b)	407,080	2,008,092
Yamagata Bank, Ltd.	1,634	29,082
Yamaguchi Financial Group, Inc.	12,000	101,694
Yamaha Corp.	76,400	3,817,066
Yamaha Motor Co., Ltd.	77,500	1,520,102
Yamanashi Chuo Bank, Ltd.	1,510	18,704
Yamato Holdings Co., Ltd.	81,400	2,102,567
Yamazaki Baking Co., Ltd.	75,600	1,226,703
Yaskawa Electric Corp. (b)	76,300	2,395,469
Yokogawa Electric Corp.	76,000	1,573,077
Yokohama Rubber Co., Ltd.	6,300	117,024
Zenrin Co., Ltd.	2,100	46,502
Zeon Corp.	63,400	641,532
ZOZO, Inc. (b)	76,700	1,445,509
		1,078,709,176
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	34,577	807,171
LUXEMBOURG — 0.2%
APERAM SA	11,246	320,614
ArcelorMittal	129,508	2,625,959
Aroundtown SA	164,763	1,359,780
Eurofins Scientific SE (b)	2,403	995,639
Millicom International Cellular SA SDR	14,515	883,391
SES SA	83,523	1,300,312
Tenaris SA	92,952	1,306,205
		8,791,900
MACAU — 0.0% (d)
MGM China Holdings, Ltd.	21,600	45,181
Wynn Macau, Ltd.	308,000	725,865
		771,046
MALTA — 0.0% (d)
Catena Media PLC (a)(b)	51,769	360,558
Kindred Group PLC	55,791	559,997
		920,555
MEXICO — 0.0% (d)
Fresnillo PLC	49,319	559,621
NETHERLANDS — 3.8%
Aalberts Industries NV	23,213	803,575
ABN AMRO Group NV (f)	100,329	2,264,354
Adyen NV (a)(f)	5,106	4,001,823
Security Description	Shares	Value
Aegon NV	618,282	$ 2,974,115
Akzo Nobel NV	82,330	7,302,170
ALTICE EUROPE NV (a)(b)	77,769	204,423
ASML Holding NV	106,556	20,004,877
ASR Nederland NV	36,269	1,510,884
Constellium NV Class A (a)	20,123	160,581
Euronext NV (f)	16,819	1,067,014
EXOR NV	24,086	1,565,903
Fugro NV (a)(b)	32,973	335,805
Gemalto NV (a)	7,534	431,268
Heineken Holding NV	23,417	2,348,034
Heineken NV	54,132	5,718,381
ING Groep NV	1,025,250	12,414,561
Koninklijke Ahold Delhaize NV	371,567	9,898,401
Koninklijke DSM NV	73,842	8,055,874
Koninklijke KPN NV (b)	1,137,093	3,608,194
Koninklijke Philips NV	227,192	9,264,048
NN Group NV	80,170	3,333,399
NXP Semiconductors NV	82,208	7,266,365
OCI NV (a)	9,687	266,488
Pharming Group NV (a)(b)	109,744	99,875
PostNL NV	216,248	553,373
Randstad NV (b)	16,018	781,843
Royal Dutch Shell PLC Class A	1,108,999	34,877,045
Royal Dutch Shell PLC Class B	909,196	28,765,202
SBM Offshore NV	103,526	1,970,920
Signify NV (f)	36,283	971,658
Wolters Kluwer NV	75,253	5,129,018
		177,949,471
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	404,642	3,949,070
Air New Zealand, Ltd.	311,237	538,088
Auckland International Airport, Ltd.	140,474	779,838
Fisher & Paykel Healthcare Corp., Ltd.	169,299	1,812,752
Fletcher Building, Ltd.	107,091	361,528
Goodman Property Trust REIT	576,112	679,731
Infratil, Ltd.	246,387	700,710
Kiwi Property Group, Ltd.	652,979	661,317
Spark New Zealand, Ltd.	444,036	1,150,764
Stride Property Group	378,636	521,624
Vital Healthcare Property Trust REIT	528,983	781,059
Xero, Ltd. (a)	33	1,141
		11,937,622
NORWAY — 0.7%
Akastor ASA (a)	34,557	52,649
Aker BP ASA	25,986	926,390
Aker Solutions ASA (a)	34,557	174,800
Asetek A/S (a)(b)	17,025	58,815
DNB ASA	298,194	5,498,770
DNO ASA	197,763	439,774
Equinor ASA	289,265	6,343,501
Gjensidige Forsikring ASA (b)	45,692	790,574

115

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Mowi ASA	85,359	$ 1,908,078
Nordic Nanovector ASA (a)(b)	23,399	121,022
Norsk Hydro ASA	500,171	2,029,934
Orkla ASA	479,230	3,683,987
Schibsted ASA Class A	16,979	667,598
Schibsted ASA Class B	16,819	603,497
Storebrand ASA	277,248	2,161,553
Telenor ASA	254,190	5,097,614
TGS Nopec Geophysical Co. ASA	28,127	768,531
Yara International ASA	83,754	3,431,234
		34,758,321
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (a)	2,076,546	536,979
EDP - Energias de Portugal SA	851,926	3,352,831
Galp Energia SGPS SA	103,812	1,664,552
Jeronimo Martins SGPS SA	59,798	882,946
Mota-Engil SGPS SA (a)(b)	134,413	307,888
NOS SGPS SA	318,550	2,038,798
Pharol SGPS SA (a)	368,484	79,854
		8,863,848
ROMANIA — 0.0% (d)
NEPI Rockcastle PLC	2,678	22,551
SINGAPORE — 1.2%
AIMS AMP Capital Industrial REIT	718,278	753,012
Ascendas Hospitality Trust	1,042,800	677,493
Ascendas Real Estate Investment Trust	488,815	1,050,167
Cache Logistics Trust REIT	966,829	531,774
CapitaLand Commercial Trust REIT	661,400	947,299
CapitaLand Mall Trust REIT	564,000	991,008
CapitaLand, Ltd.	1,611,000	4,341,196
China New Town Development Co., Ltd. (a)(e)	1,443,800	36,417
City Developments, Ltd.	155,400	1,038,295
ComfortDelGro Corp., Ltd.	488,900	927,629
COSCO Shipping International Singapore Co., Ltd. (a)(b)	2,340,300	578,812
DBS Group Holdings, Ltd.	476,692	8,879,246
Genting Singapore, Ltd.	3,277,664	2,516,626
IGG, Inc.	52,000	72,072
Jardine Cycle & Carriage, Ltd.	3,333	79,948
Keppel REIT	237,509	226,199
Keppel Corp., Ltd.	813,175	3,734,181
Lippo Malls Indonesia Retail Trust REIT	4,852,600	705,768
Mapletree Commercial Trust REIT	455,800	636,000
Mapletree Logistics Trust REIT	560,100	603,725
Oversea-Chinese Banking Corp., Ltd.	968,463	7,900,713
SATS, Ltd.	160,600	605,881
Security Description	Shares	Value
Sembcorp Industries, Ltd.	237,800	$ 447,685
Singapore Airlines, Ltd.	248,156	1,769,795
Singapore Exchange, Ltd.	235,900	1,273,111
Singapore Press Holdings, Ltd. (b)	401,000	713,481
Singapore Technologies Engineering, Ltd.	168,000	463,876
Singapore Telecommunications, Ltd.	1,932,000	4,307,597
Soilbuild Business Space REIT	1,370,500	622,265
Suntec Real Estate Investment Trust	542,400	780,864
United Overseas Bank, Ltd.	317,508	5,904,781
UOL Group, Ltd.	159,954	820,731
Venture Corp., Ltd.	66,900	886,073
Wilmar International, Ltd.	803,000	1,962,296
		57,786,016
SOUTH AFRICA — 0.0% (d)
Investec PLC	140,346	808,869
SOUTH KOREA — 4.6%
Advanced Process Systems Corp.	8,552	209,449
Alteogen, Inc. (a)	6,616	281,228
Amorepacific Corp.	7,387	1,226,720
AMOREPACIFIC Group	6,951	426,209
Anterogen Co., Ltd. (a)	1,515	109,177
APS Holdings Corp. (a)	52	197
Asiana Airlines, Inc. (a)	175,846	543,758
BNK Financial Group, Inc.	74,616	439,111
Celltrion Healthcare Co., Ltd. (a)	10,695	629,395
Celltrion, Inc. (a)(b)	19,286	3,075,294
CJ CGV Co., Ltd.	27,945	1,068,464
CJ CheilJedang Corp.	2,986	849,686
CJ ENM Co., Ltd.	3,713	762,161
CMG Pharmaceutical Co., Ltd. (a)	36,921	148,647
CORESTEM, Inc. (a)	13,009	142,112
Coway Co., Ltd.	9,103	757,848
Crown Confectionery Co., Ltd.	11,968	109,126
CROWNHAITAI Holdings Co., Ltd.	13,714	143,773
CUROCOM Co., Ltd. (a)	32,595	34,028
Dae Han Flour Mills Co., Ltd.	10,117	1,688,989
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	586	14,429
DB Insurance Co., Ltd.	15,741	952,697
Deutsch Motors, Inc. (a)	30,279	190,728
Digitech Systems Co., Ltd. (a)(g)	19,094	—
DIO Corp. (a)	6,151	205,106
Dongkuk Industries Co., Ltd.	356,311	847,537
Dongwon F&B Co., Ltd.	5,476	1,232,595
Dongwon Industries Co., Ltd.	6,230	1,278,821
DY Corp.	49,532	240,002
E-MART, Inc.	3,903	591,416

116

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Eyegene, Inc. (a)	9,545	$ 116,464
GS Engineering & Construction Corp.	20,545	771,048
GS Holdings Corp.	16,617	772,952
GS Home Shopping, Inc.	5,447	858,487
GY Commerce Co., Ltd. (a)(e)	32,705	64,828
Hana Financial Group, Inc.	61,028	1,957,025
Hana Tour Service, Inc.	18,833	1,201,224
Hancom, Inc.	40,971	485,473
Hankook Shell Oil Co., Ltd.	2,317	655,235
Hankook Tire Co., Ltd.	9,377	309,372
Hanmi Pharm Co., Ltd.	1,670	670,884
Hanmi Science Co., Ltd.	9,186	626,373
Hanssem Co., Ltd. (b)	10,906	882,011
Harim Co., Ltd. (a)	216,229	573,385
HDC Hyundai Engineering Plastics Co., Ltd.	267,686	1,018,768
HLB, Inc. (a)	4,197	295,798
Hotel Shilla Co., Ltd.	22,529	1,893,460
HS Industries Co., Ltd.	35,695	278,302
Huons Co., Ltd.	13,789	809,045
Huons Global Co., Ltd.	9,389	336,237
Hyundai Construction Equipment Co., Ltd.	814	34,171
Hyundai Electric & Energy System Co., Ltd. (a)	706	15,487
Hyundai Elevator Co., Ltd.	14,166	1,115,708
Hyundai Engineering & Construction Co., Ltd.	16,877	793,967
Hyundai Glovis Co., Ltd.	2,955	334,523
Hyundai Heavy Industries Co., Ltd. (a)	6,225	652,608
Hyundai Heavy Industries Holdings Co., Ltd.	3,940	1,155,863
Hyundai Hy Communications & Network Co., Ltd.	259,547	960,354
Hyundai Mobis Co., Ltd.	16,248	2,984,502
Hyundai Motor Co.	36,106	3,801,134
Hyundai Motor Co. Preference Shares	5,949	399,884
Hyundai Steel Co.	20,116	795,708
Industrial Bank of Korea	62,903	778,598
Infinitt Healthcare Co., Ltd. (a)	83,099	455,357
Inscobee, Inc. (a)	17,482	72,001
Interpark Holdings Corp.	33,085	69,370
Jeil Pharmaceutical Co., Ltd.	2,087	79,244
Jenax, Inc. (a)(b)	87,300	1,034,433
JoyCity Corp. (a)	12,619	106,168
Kakao Corp.	9,335	851,178
Kangstem Biotech Co., Ltd. (a)	8,821	160,085
Kangwon Land, Inc.	20,077	565,998
KB Financial Group, Inc. (b)	137,638	5,074,575
KCC Corp.	727	203,990
Kia Motors Corp.	52,187	1,625,240
Kiwi Media Group Co., Ltd. (a)	163,477	41,766
KIWOOM Securities Co., Ltd.	41,358	2,954,924
Koh Young Technology, Inc.	67,326	5,071,247
Security Description	Shares	Value
Korea Aerospace Industries, Ltd.	11,367	$ 353,998
Korea Electric Power Corp. ADR (a)(b)	187,006	2,432,948
Korea Investment Holdings Co., Ltd.	13,462	736,490
Korea Zinc Co., Ltd.	3,189	1,306,392
Korean Air Lines Co., Ltd.	20,803	583,716
KT Corp. ADR (a)	175,730	2,186,081
KT&G Corp.	29,704	2,708,452
KyungDong City Gas Co., Ltd.	3,835	113,351
LG Chem, Ltd.	10,278	3,314,023
LG Chem, Ltd. Preference Shares	4,653	852,633
LG Corp.	31,086	2,122,425
LG Display Co., Ltd. ADR (a)(b)	242,785	2,100,090
LG Display Co., Ltd. (a)(b)	51,487	884,500
LG Electronics, Inc.	29,534	1,954,016
LG Household & Health Care, Ltd.	2,368	2,956,088
LG Uplus Corp.	54,444	741,045
Lotte Chemical Corp.	3,175	812,561
Lotte Corp.	18,592	809,131
Lotte Food Co., Ltd.	1,595	892,278
Lotte Shopping Co., Ltd.	3,129	490,672
Medifron DBT Co., Ltd. (a)	31,532	140,840
Medy-Tox, Inc.	3,407	1,752,274
Mirae Asset Daewoo Co., Ltd.	91,907	593,497
Modetour Network, Inc.	98,387	2,002,237
Muhak Co., Ltd.	56,916	639,308
NAVER Corp.	38,181	4,170,949
NCSoft Corp.	3,913	1,709,848
Netmarble Corp. (a)(b)(f)	14,980	1,649,634
Nexon GT Co., Ltd. (a)	42,043	431,505
NHN Entertainment Corp. (a)	1,476	115,079
NSN Co., Ltd. (a)	325	1,079
OCI Co., Ltd.	3,002	245,693
Orientbio, Inc. (a)	46,317	19,260
Orion Corp/Republic of Korea	3,832	337,591
Orion Holdings Corp.	744	12,159
Ottogi Corp.	1,621	1,101,040
Pharmicell Co., Ltd. (a)	10,516	109,320
POSCO ADR	113,786	6,282,125
Prostemics Co., Ltd. (a)	24,070	118,113
S-1 Corp.	8,599	761,342
Sajo Industries Co., Ltd.	35,992	1,683,706
Samsung Biologics Co., Ltd. (a)(f)	3,171	892,551
Samsung C&T Corp.	22,031	2,076,748
Samsung Electro-Mechanics Co., Ltd. (b)	13,281	1,222,680
Samsung Electronics Co., Ltd. GDR (b)	51,232	50,258,592
Samsung Electronics Co., Ltd. Preference Shares (b)	176,924	5,650,159
Samsung Engineering Co., Ltd. (a)	30,193	428,251

117

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	6,322	$ 1,676,436
Samsung Heavy Industries Co., Ltd. (a)	88,465	643,750
Samsung Life Insurance Co., Ltd.	19,400	1,437,354
Samsung SDI Co., Ltd.	14,148	2,673,549
Samsung SDS Co., Ltd.	8,672	1,795,366
Shinhan Financial Group Co., Ltd.	111,801	4,136,765
Shinsegae Food Co., Ltd.	13,832	1,132,053
Shinsegae, Inc.	2,358	701,106
SillaJen, Inc. (a)(b)	17,353	982,995
SK Bioland Co., Ltd.	64,085	1,050,111
SK Holdings Co., Ltd.	7,932	1,890,235
SK Hynix, Inc. (b)	136,305	8,910,079
SK Innovation Co., Ltd.	28,738	4,544,508
SK Telecom Co., Ltd. ADR	146,440	3,586,316
S-Oil Corp.	9,451	746,022
Straffic Co., Ltd. (a)	11,621	99,512
SundayToz Corp. (a)	5,874	122,645
TOBESOFT Co., Ltd. (a)	15,691	51,423
ViroMed Co., Ltd. (a)	1,454	358,408
WillBes & Co (a)	33,641	38,380
Wonpung Mulsan Co., Ltd. (a)	47,214	137,678
Woori Financial Group, Inc.	117,008	1,417,373
Youlchon Chemical Co., Ltd.	52,054	593,868
Yungjin Pharmaceutical Co., Ltd. (a)	20,872	122,463
		216,568,022
SPAIN — 2.4%
Abertis Infraestructuras SA (b)(e)	1,675	34,531
Acciona SA (b)	6,452	719,392
Acerinox SA	35,395	351,092
ACS Actividades de Construccion y Servicios SA	52,612	2,313,392
Aena SME SA (f)	18,424	3,320,326
Amadeus IT Group SA	111,687	8,954,112
Atresmedia Corp. de Medios de Comunicacion SA (b)	56,804	266,483
Banco Bilbao Vizcaya Argentaria SA	1,692,831	9,680,749
Banco de Sabadell SA	1,194,446	1,190,703
Banco Santander SA	3,970,253	18,476,173
Bankia SA (b)	186,320	483,274
Bankinter SA	204,783	1,561,297
Bolsas y Mercados Espanoles SHMSF SA	15,329	428,927
CaixaBank SA	871,282	2,723,640
Cellnex Telecom SA (b)(f)	47,122	1,384,150
Distribuidora Internacional de Alimentacion SA (b)	191,341	139,866
Ebro Foods SA (b)	25,711	550,254
Enagas SA	56,627	1,649,359
Endesa SA	77,007	1,966,266
Security Description	Shares	Value
Faes Farma SA	72,655	$ 307,560
Ferrovial SA	113,167	2,653,212
Grifols SA	102,270	2,866,253
Grifols SA ADR	63,079	1,268,519
Iberdrola SA	1,391,799	12,230,327
Indra Sistemas SA (a)	124,767	1,386,236
Industria de Diseno Textil SA	277,140	8,153,089
Inmobiliaria Colonial Socimi SA REIT	72,948	750,702
Let's GOWEX SA (a)(b)(g)	4,019	—
Mapfre SA	240,038	661,957
Mediaset Espana Comunicacion SA	50,142	374,746
Merlin Properties Socimi SA REIT	78,580	1,029,244
Naturgy Energy Group SA	89,742	2,512,116
Pharma Mar SA (a)(b)	263,458	436,340
Red Electrica Corp. SA	108,192	2,308,184
Repsol SA	372,112	6,376,024
Sacyr SA (b)	137,181	347,345
Siemens Gamesa Renewable Energy SA (a)	55,772	888,942
Telefonica SA	1,150,233	9,646,505
Viscofan SA	10,463	654,972
		111,046,259
SWEDEN — 2.4%
Alfa Laval AB	207,912	4,783,503
Arjo AB Class B	18,460	68,066
Assa Abloy AB Class B	247,223	5,349,440
Atlas Copco AB Class A	159,411	4,290,638
Atlas Copco AB Class B	97,682	2,423,278
Bilia AB Class A	75,186	643,215
BillerudKorsnas AB (b)	44,296	589,082
Boliden AB	66,388	1,893,876
Castellum AB	66,451	1,292,081
Dometic Group AB (b)(f)	72,195	568,590
Electrolux AB Class B	120,643	3,107,351
Elekta AB Class B	64,969	809,722
Epiroc AB Class A (a)	159,411	1,613,136
Epiroc AB Class B (a)	97,682	937,296
Essity AB Class B	148,029	4,278,738
Fabege AB (b)	68,183	992,389
Fastighets AB Balder Class B (a)	23,466	753,924
Getinge AB Class B	25,013	291,921
Hennes & Mauritz AB Class B (b)	254,462	4,252,327
Hexagon AB Class B	64,722	3,384,275
Hexpol AB	77,883	656,211
Holmen AB Class B	24,124	524,079
Husqvarna AB Class B (b)	102,723	841,028
ICA Gruppen AB (b)	19,275	775,131
Industrivarden AB Class A	48,513	1,044,499
Industrivarden AB Class C	40,929	859,371
Indutrade AB	21,704	619,158
Intrum AB (b)	17,754	511,069
Investor AB Class B	97,522	4,402,279

118

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
JM AB (b)	20,207	$ 362,952
Karo Pharma AB (b)	322,284	1,330,790
Kinnevik AB Class B	80,324	2,085,325
KNOW IT AB	95,515	2,049,258
L E Lundbergforetagen AB Class B	17,770	563,257
Loomis AB Class B	17,664	609,412
Lundin Petroleum AB	56,716	1,924,919
Modern Times Group MTG AB Class B	3,900	50,078
NetEnt AB	354,466	1,289,794
Nibe Industrier AB Class B	94,092	1,207,686
Nordic Entertainment Group AB Class B (a)	3,855	90,605
Opus Group AB (b)	367,501	217,918
Qliro Group AB (a)(b)	287,229	310,290
SAAB AB Class B (b)	24,521	787,555
Sandvik AB	383,938	6,250,433
Securitas AB Class B	79,894	1,294,198
Skandinaviska Enskilda Banken AB Class A (b)	433,442	3,760,893
Skanska AB Class B (b)	99,769	1,816,759
SKF AB Class B (b)	91,175	1,517,732
Svenska Cellulosa AB SCA Class B	123,101	1,069,716
Svenska Handelsbanken AB Class A (b)	371,257	3,926,591
Swedbank AB Class A (b)	256,902	3,638,058
Swedish Match AB	39,456	2,015,913
Swedish Orphan Biovitrum AB (a)	55,000	1,293,274
Tele2 AB Class B	213,589	2,851,983
Telefonaktiebolaget LM Ericsson Class B (b)	860,277	7,922,640
Telia Co. AB	592,932	2,681,692
Tethys Oil AB	76,957	628,745
Trelleborg AB Class B	60,601	940,510
Volvo AB Class A	87,297	1,354,354
Volvo AB Class B	395,130	6,134,434
		114,533,437
SWITZERLAND — 7.5%
ABB, Ltd.	499,696	9,387,802
Adecco Group AG	74,624	3,980,346
Aryzta AG (a)	99,816	136,609
Baloise Holding AG	12,154	2,007,564
Barry Callebaut AG	755	1,363,079
Chocoladefabriken Lindt & Spruengli AG (c)	200	1,359,574
Chocoladefabriken Lindt & Spruengli AG (c)	12	938,648
Cie Financiere Richemont SA	130,350	9,494,516
Clariant AG	71,237	1,497,129
Coca-Cola HBC AG	43,475	1,481,401
Comet Holding AG (b)	13,618	1,162,295
Credit Suisse Group AG	488,759	5,695,399
Dufry AG	8,020	842,346
Security Description	Shares	Value
EMS-Chemie Holding AG	1,624	$ 880,570
Ferguson PLC	84,943	5,405,856
Flughafen Zurich AG	4,762	868,818
Geberit AG	9,630	3,935,546
Georg Fischer AG	842	766,838
Givaudan SA	2,392	6,110,300
Glencore PLC	2,938,078	12,172,601
Idorsia, Ltd. (a)(b)	24,261	426,803
Julius Baer Group, Ltd.	82,140	3,318,096
Kuehne + Nagel International AG	29,849	4,094,159
LafargeHolcim, Ltd. (c)	145,026	7,163,198
LafargeHolcim, Ltd. (c)	2,430	120,110
Leonteq AG (a)(b)	11,310	419,739
Logitech International SA	41,883	1,641,423
Lonza Group AG	16,894	5,238,344
Meyer Burger Technology AG (a)(b)	31,334	20,797
Nestle SA	727,422	69,316,546
Novartis AG	641,245	61,671,298
Partners Group Holding AG	4,760	3,460,428
PSP Swiss Property AG	9,660	1,049,515
Roche Holding AG Bearer Shares	6,430	1,752,286
Roche Holding AG	182,179	50,186,574
Schindler Holding AG (c)	11,216	2,324,513
Schindler Holding AG (c)	5,673	1,173,449
SGS SA	1,553	3,864,177
Sika AG	42,378	5,919,048
Sonova Holding AG	13,761	2,722,078
STMicroelectronics NV (b)	203,821	3,016,380
Straumann Holding AG	2,439	1,989,846
Sulzer AG	18,879	1,840,698
Swatch Group AG (c)	7,404	2,118,827
Swatch Group AG (c)	14,506	802,571
Swiss Life Holding AG	8,029	3,535,211
Swiss Prime Site AG	17,618	1,543,499
Swiss Re AG	87,250	8,522,623
Swisscom AG (b)	6,411	3,135,011
Temenos AG	24,095	3,551,708
u-blox Holding AG	4,085	310,097
UBS Group AG	835,937	10,131,298
Vifor Pharma AG	8,947	1,209,673
Zurich Insurance Group AG	42,284	13,994,183
		351,071,443
UNITED ARAB EMIRATES — 0.0% (d)
NMC Health PLC	21,352	635,471
UNITED KINGDOM — 13.1%
3i Group PLC	239,436	3,072,548
Admiral Group PLC	61,027	1,725,611
Afren PLC (b)(g)	55,933	—
Aggreko PLC	54,164	555,593
Anglo American PLC	386,764	10,349,086
Ashtead Group PLC	109,250	2,637,187

119

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Associated British Foods PLC	88,902	$ 2,825,430
AstraZeneca PLC	337,686	26,995,343
Auto Trader Group PLC (f)	185,487	1,260,702
Aviva PLC	1,266,476	6,805,763
Avon Rubber PLC	114,279	1,935,847
B&M European Value Retail SA	192,846	938,812
Babcock International Group PLC	128,805	828,288
BAE Systems PLC	778,348	4,892,630
Balfour Beatty PLC	668,103	2,281,769
Barclays PLC	3,500,952	7,056,373
Barratt Developments PLC	400,582	3,127,696
BBA Aviation PLC	292,474	948,960
Beazley PLC	131,319	881,244
Bellway PLC	25,029	993,098
Berkeley Group Holdings PLC	26,509	1,274,275
Big Yellow Group PLC REIT	69,335	895,791
BP PLC	4,750,933	34,575,089
British American Tobacco PLC	554,222	23,066,404
British Land Co. PLC REIT	430,112	3,301,095
Britvic PLC	53,517	664,229
BT Group PLC	2,347,793	6,820,693
BTG PLC (a)	94,005	1,022,206
Bunzl PLC	82,615	2,725,736
Burberry Group PLC	136,527	3,477,086
Cairn Energy PLC (a)	108,820	229,571
Capita PLC (a)	577,038	932,368
Capital & Counties Properties PLC	185,349	581,095
Carnival PLC	79,106	3,880,928
Centamin PLC	565,932	657,057
Centrica PLC	1,699,952	2,529,671
Cineworld Group PLC	296,874	1,131,899
CNH Industrial NV	247,563	2,519,575
Cobham PLC (a)	433,443	622,972
Coca-Cola European Partners PLC (a)	57,435	2,971,687
Compass Group PLC	416,073	9,783,351
Croda International PLC	33,030	2,168,343
CYBG PLC (b)	183,718	478,950
Daily Mail & General Trust PLC Class A	56,592	476,006
DCC PLC	20,986	1,814,395
Derwent London PLC REIT	28,111	1,180,587
Diageo PLC	581,592	23,781,136
Dialog Semiconductor PLC (a)	19,337	589,279
Direct Line Insurance Group PLC	356,233	1,638,589
Dixons Carphone PLC	252,651	483,126
Drax Group PLC	95,532	471,044
DS Smith PLC	170,345	745,591
easyJet PLC	62,334	907,682
Experian PLC	275,586	7,465,740
Fiat Chrysler Automobiles NV (a)	265,495	3,956,530
Firstgroup PLC (a)	860,667	1,019,997
Foxtons Group PLC	90,539	75,151
Security Description	Shares	Value
G4S PLC	901,946	$ 2,156,641
GlaxoSmithKline PLC	1,294,464	26,934,054
Grafton Group PLC	54,133	571,005
Great Portland Estates PLC REIT	70,121	682,086
Greene King PLC	76,253	661,151
GVC Holdings PLC	136,093	991,309
GW Pharmaceuticals PLC ADR (a)(b)	7,159	1,206,793
Halma PLC	94,205	2,052,445
Hammerson PLC REIT	183,228	801,740
Hansteen Holdings PLC REIT	105,161	133,467
Hargreaves Lansdown PLC	48,883	1,186,994
Hays PLC	344,090	672,550
Hiscox, Ltd.	72,843	1,480,722
HomeServe PLC	99,560	1,329,750
Howden Joinery Group PLC	147,664	933,783
HSBC Holdings PLC	4,966,907	40,340,789
IG Group Holdings PLC	89,957	609,536
IMI PLC	57,434	716,961
Imperial Brands PLC	237,800	8,132,417
Inchcape PLC	103,096	767,077
Indivior PLC (a)	200,025	250,373
Informa PLC	295,851	2,868,956
Inmarsat PLC	76,163	550,806
InterContinental Hotels Group PLC	49,144	2,955,313
Intermediate Capital Group PLC	73,437	1,019,121
International Consolidated Airlines Group SA	168,309	1,122,893
International Personal Finance PLC	83,347	211,455
Intertek Group PLC	41,623	2,634,285
Intu Properties PLC REIT (b)	196,964	273,593
ITV PLC	903,624	1,496,561
J Sainsbury PLC	608,228	1,868,045
John Wood Group PLC	258,137	1,706,719
Johnson Matthey PLC	49,212	2,014,830
Just Eat PLC (a)	128,098	1,253,555
Keller Group PLC	24,913	200,296
Kingfisher PLC	966,369	2,956,666
Land Securities Group PLC REIT	304,497	3,624,142
Legal & General Group PLC	1,457,993	5,230,255
Lloyds Banking Group PLC	17,292,278	14,001,826
London Stock Exchange Group PLC	76,851	4,757,686
LondonMetric Property PLC REIT	166,313	432,778
Lonmin PLC (a)	49,828	47,398
Man Group PLC	680,087	1,203,443
Marks & Spencer Group PLC	619,722	2,252,198
Meggitt PLC	156,044	1,022,359
Melrose Industries PLC	1,147,292	2,738,055
Micro Focus International PLC	106,800	2,778,445
Mondi PLC	179,883	3,980,055
National Grid PLC	1,002,503	11,114,102

120

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Next PLC	52,687	$ 3,830,883
Nomad Foods, Ltd. (a)	50,534	1,033,420
Ocado Group PLC (a)	98,602	1,760,865
Ophir Energy PLC (a)	146,212	108,407
Pearson PLC	294,194	3,205,570
Pennon Group PLC	102,750	995,594
Persimmon PLC	31,115	879,814
Petrofac, Ltd.	59,035	376,782
Phoenix Group Holdings PLC	138,525	1,222,922
Provident Financial PLC (a)	27,321	182,204
Prudential PLC	629,460	12,610,854
Quilter PLC (f)	580,718	1,111,145
Reach PLC	116,624	94,371
Reckitt Benckiser Group PLC	176,821	14,704,554
Redrow PLC	53,307	417,465
RELX PLC (c)	310,519	6,641,869
RELX PLC (c)	252,355	5,397,947
Rentokil Initial PLC	456,096	2,099,719
Rightmove PLC	251,435	1,670,926
Rio Tinto PLC	291,455	16,942,011
Rio Tinto, Ltd.	97,151	6,756,887
Rolls-Royce Holdings PLC	529,049	6,226,458
Royal Bank of Scotland Group PLC	1,106,136	3,560,137
Royal Mail PLC	112,747	350,099
RPC Group PLC	100,569	1,035,267
RSA Insurance Group PLC	336,761	2,228,311
Sage Group PLC	276,675	2,527,977
Schroders PLC	28,130	990,413
Segro PLC REIT	228,255	2,002,879
Serco Group PLC (a)	446,516	744,746
Severn Trent PLC	58,977	1,518,556
Shaftesbury PLC REIT	68,788	788,781
Smith & Nephew PLC	235,981	4,683,151
Smiths Group PLC	242,886	4,541,670
Spectris PLC	30,378	993,560
Spirax-Sarco Engineering PLC	17,742	1,662,236
Sports Direct International PLC (a)	38,628	147,077
SSE PLC	350,499	5,421,241
SSP Group PLC	114,838	1,035,956
St James's Place PLC	128,957	1,727,425
Standard Chartered PLC	717,346	5,527,106
Standard Life Aberdeen PLC	915,098	3,147,390
Subsea 7 SA	62,198	770,650
TalkTalk Telecom Group PLC (b)	107,390	154,348
Tate & Lyle PLC	224,573	2,123,908
Taylor Wimpey PLC	607,579	1,389,048
Telecom Plus PLC	15,334	303,711
Tesco PLC	2,691,437	8,139,928
Thomas Cook Group PLC (a)	264,483	85,952
TP ICAP PLC	144,223	552,890
Travis Perkins PLC	39,452	704,803
Tullow Oil PLC (a)	447,209	1,402,063
Unilever NV	408,770	23,766,365
Security Description	Shares	Value
Unilever PLC	285,438	$ 16,346,768
United Utilities Group PLC	175,101	1,858,179
Victrex PLC	23,356	656,158
Vodafone Group PLC	7,094,771	12,924,293
Weir Group PLC	28,617	580,969
Whitbread PLC	46,710	3,090,749
William Hill PLC	354,887	742,440
Wm Morrison Supermarkets PLC	972,803	2,884,450
Workspace Group PLC REIT	58,235	740,619
WPP PLC	331,057	3,497,661
		615,574,980
UNITED STATES — 0.2%
Argonaut Gold, Inc. (a)	86,814	122,168
Flex, Ltd. (a)	340,138	3,401,380
ICON PLC (a)	15,205	2,076,699
International Game Technology PLC (b)	25,860	335,922
REC Silicon ASA (a)(b)	748,845	57,783
Spotify Technology SA (a)	11,134	1,545,399
Stratasys, Ltd. (a)	11,335	270,000
		7,809,351
TOTAL COMMON STOCKS (Cost $4,783,364,732)		4,662,897,795

WARRANTS — 0.0% (d)
FRANCE — 0.0% (d)
CGG SA (expiring 02/21/23) (a) (cost: $2)	13	1
RIGHTS — 0.0% (d)
CANADA — 0.0% (d)
Pan American Silver Corp. (CVR) (expiring 02/22/29) (a) (e) (cost: $14,326)	32,808	12,279
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (h) (i)	1,619,198	1,619,198
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	124,739,042	124,739,042
TOTAL SHORT-TERM INVESTMENTS (Cost $126,358,240)		126,358,240
TOTAL INVESTMENTS — 101.9% (Cost $4,909,737,300)		4,789,268,315
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(89,637,510)
NET ASSETS — 100.0%		$ 4,699,630,805

121

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $4,056,626 representing 0.1% of net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $25,735, representing less than 0.05% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2019.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
CVR	= Contingent Value Rights
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,658,827,713	$4,044,347	$25,735	$4,662,897,795
Rights	—	12,279	—	12,279
Warrants	1	—	—	1
Short-Term Investments	126,358,240	—	—	126,358,240
TOTAL INVESTMENTS	$4,785,185,954	$4,056,626	$25,735	$4,789,268,315
122

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,540,078	$ 6,540,078	$ 93,237,984	$ 98,158,864	$—	$—	1,619,198	$ 1,619,198	$ 59,627	$—
State Street Navigator Securities Lending Government Money Market Portfolio	63,672,719	63,672,719	395,999,296	334,932,973	—	—	124,739,042	124,739,042	624,722	—
Total		$70,212,797	$489,237,280	$433,091,837	$—	$—		$126,358,240	$684,349	$—
123	SARSPDW

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co., Ltd. Class H	2,272,000	$ 1,450,037
AIR FREIGHT & LOGISTICS — 0.4%
BEST, Inc. ADR (a) (b)	50,167	262,373
Sinotrans, Ltd. Class H	1,036,000	444,757
ZTO Express Cayman, Inc. ADR	247,066	4,516,367
		5,223,497
AIRLINES — 0.3%
Air China, Ltd. Class H	1,374,000	1,690,819
China Eastern Airlines Corp., Ltd. Class H	1,574,000	1,116,845
China Southern Airlines Co., Ltd. Class H	1,618,000	1,446,934
		4,254,598
AUTO COMPONENTS — 0.4%
China First Capital Group, Ltd. (a)	2,262,000	1,195,842
Fuyao Glass Industry Group Co., Ltd. Class H (c)	240,400	806,953
Minth Group, Ltd.	642,000	2,020,064
Tianneng Power International, Ltd.	470,000	422,703
Xinyi Glass Holdings, Ltd.	1,480,000	1,696,826
		6,142,388
AUTOMOBILES — 1.7%
BAIC Motor Corp., Ltd. Class H (c)	1,214,400	793,619
Brilliance China Automotive Holdings, Ltd.	2,232,000	2,212,111
BYD Co., Ltd. Class H (b)	565,000	3,404,417
Dongfeng Motor Group Co., Ltd. Class H	2,829,300	2,832,922
Geely Automobile Holdings, Ltd.	4,274,000	8,166,931
Great Wall Motor Co., Ltd. Class H (b)	3,111,000	2,334,256
Guangzhou Automobile Group Co., Ltd. Class H	2,715,691	3,206,957
NIO, Inc. ADR (a)	59,866	305,317
Qingling Motors Co., Ltd. Class H	3,324,000	927,338
		24,183,868
BANKS — 13.9%
Agricultural Bank of China, Ltd. Class H	22,376,000	10,318,680
Bank of China, Ltd. Class H	60,104,700	27,257,847
Bank of Chongqing Co., Ltd. Class H (b)	1,473,500	942,295
Bank of Communications Co., Ltd. Class H	17,450,824	14,294,205
China CITIC Bank Corp., Ltd. Class H	9,413,471	5,995,880
China Construction Bank Corp. Class H	82,493,623	70,724,283
China Everbright Bank Co., Ltd. Class H	931,000	440,004
Security Description	Shares	Value
China Merchants Bank Co., Ltd. Class H	2,942,235	$ 14,298,978
China Minsheng Banking Corp., Ltd. Class H	6,397,259	4,645,173
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,442,000	1,409,214
Huishang Bank Corp., Ltd. Class H	2,167,700	930,598
Industrial & Commercial Bank of China, Ltd. Class H	60,272,789	44,149,139
Postal Savings Bank of China Co., Ltd. Class H (c)	4,209,000	2,407,456
		197,813,752
BEVERAGES — 0.5%
China Resources Beer Holdings Co., Ltd.	1,293,667	5,446,620
Tibet Water Resources, Ltd. (a)	1,937,000	602,078
Tsingtao Brewery Co., Ltd. Class H	281,000	1,324,467
		7,373,165
BIOTECHNOLOGY — 0.6%
3SBio, Inc. (b) (c)	715,000	1,406,327
BeiGene, Ltd. ADR (a) (b)	32,593	4,302,276
China Biologic Products Holdings, Inc. (a) (b)	22,468	2,050,205
Innovent Biologics, Inc. (a) (c)	1,500	5,475
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	17,200	108,569
Zai Lab, Ltd. ADR (a)	8,583	253,284
		8,126,136
BUILDING PRODUCTS — 0.0% (d)
China Lesso Group Holdings, Ltd.	362,000	234,264
CAPITAL MARKETS — 1.5%
Central China Securities Co., Ltd. Class H	405,000	123,823
China Cinda Asset Management Co., Ltd. Class H	9,540,200	2,649,397
China Everbright, Ltd.	852,000	1,688,816
China Galaxy Securities Co., Ltd. Class H	2,760,000	1,814,228
China Huarong Asset Management Co., Ltd. Class H (c)	6,952,000	1,478,970
China International Capital Corp., Ltd. Class H (c)	331,600	767,965
CITIC Securities Co., Ltd. Class H	1,836,500	4,276,616
GF Securities Co., Ltd. Class H	1,414,200	2,032,137
Guotai Junan International Holdings, Ltd. (b)	2,185,000	442,570
Haitong Securities Co., Ltd. Class H	2,654,600	3,435,784
Huatai Securities Co., Ltd. Class H (c)	935,600	1,871,212
Noah Holdings, Ltd. ADR (a) (b)	3,050	147,803
Shenwan Hongyuan HK, Ltd.	580,000	157,377
		20,886,698

124

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 0.2%
China BlueChemical, Ltd. Class H	2,634,000	$ 855,636
China Lumena New Materials Corp. (a) (b) (e)	3,564,548	—
Fufeng Group, Ltd. (b)	586,000	307,559
Sinopec Shanghai Petrochemical Co., Ltd. Class H	3,685,999	1,756,143
		2,919,338
COMMERCIAL SERVICES & SUPPLIES — 0.4%
China Everbright International, Ltd.	3,498,925	3,556,892
Country Garden Services Holdings Co., Ltd. (a)	804,000	1,497,395
CT Environmental Group, Ltd. (b)	1,980,400	85,776
Dongjiang Environmental Co., Ltd. Class H (b)	156,800	181,370
Greentown Service Group Co., Ltd.	824,000	730,583
		6,052,016
COMMUNICATIONS EQUIPMENT — 0.3%
BYD Electronic International Co., Ltd. (b)	687,000	885,667
China All Access Holdings, Ltd.	1,452,000	94,334
China Fiber Optic Network System Group, Ltd. (a) (e)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (a) (b)	1,692,310	394,516
Shanghai Potevio Co., Ltd. Class B (a) (e)	264,700	53,205
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b) (c)	227,000	608,711
ZTE Corp. Class H (a) (b)	663,597	1,995,030
		4,031,463
CONSTRUCTION & ENGINEERING — 0.9%
China Communications Construction Co., Ltd. Class H	3,954,394	4,090,431
China Machinery Engineering Corp. Class H	479,000	244,078
China Railway Construction Corp., Ltd. Class H	1,581,375	2,070,909
China Railway Group, Ltd. Class H	2,816,000	2,568,495
China Singyes Solar Technologies Holdings, Ltd.	367,000	46,284
China State Construction International Holdings, Ltd.	1,516,000	1,419,449
Metallurgical Corp. of China, Ltd. Class H	2,021,000	597,293
Sinopec Engineering Group Co., Ltd. Class H	1,423,000	1,388,567
		12,425,506
CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class H	984,500	6,013,640
BBMG Corp. Class H (b)	1,613,000	591,780
Security Description	Shares	Value
China National Building Material Co., Ltd. Class H	3,074,000	$ 2,423,972
China Resources Cement Holdings, Ltd.	1,073,163	1,107,347
		10,136,739
CONSUMER FINANCE — 0.0% (d)
Chong Sing Holdings FinTech Group (a) (b)	16,522,900	136,815
LexinFintech Holdings, Ltd. ADR (a)	9,308	97,734
Qudian, Inc. ADR (a) (b)	40,671	205,795
		440,344
CONTAINERS & PACKAGING — 0.0% (d)
Greatview Aseptic Packaging Co., Ltd.	476,000	290,453
DISTRIBUTORS — 0.0% (d)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	715,000	556,519
DIVERSIFIED CONSUMER SERVICES — 1.4%
Bright Scholar Education Holdings, Ltd. ADR (a)	20,939	216,509
China Education Group Holdings, Ltd.	525,000	798,540
China Maple Leaf Educational Systems, Ltd.	1,111,497	535,221
China Yuhua Education Corp., Ltd. (c)	682,000	279,752
Fu Shou Yuan International Group, Ltd.	961,000	881,433
New Oriental Education & Technology Group, Inc. ADR (a)	97,100	8,747,739
TAL Education Group ADR (a)	248,849	8,978,472
		20,437,666
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,535,000	1,626,915
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
China Communications Services Corp., Ltd. Class H	2,171,600	1,936,471
China Telecom Corp., Ltd. Class H	12,416,951	6,896,593
China Tower Corp., Ltd. Class H (a) (c)	30,768,000	7,133,518
China Unicom Hong Kong, Ltd.	5,079,805	6,438,775
CITIC Telecom International Holdings, Ltd.	1,456,000	654,740
		23,060,097
ELECTRICAL EQUIPMENT — 0.4%
Dongfang Electric Corp., Ltd. Class H (a)	267,000	216,662
Fullshare Holdings, Ltd. (b)	5,552,500	742,696
Shanghai Electric Group Co., Ltd. Class H (b)	2,802,000	1,063,696

125

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Solartech International Holdings, Ltd. (a)	1,480,000	$ 18,665
Tech Pro Technology Development, Ltd. (a) (b) (e)	4,481,396	19,410
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	446,560	642,823
Zhuzhou CRRC Times Electric Co., Ltd. Class H	566,100	3,346,141
		6,050,093
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
AAC Technologies Holdings, Inc. (b)	585,245	3,463,032
Anxin-China Holdings, Ltd. (a) (e)	3,068,000	—
AVIC International Holdings, Ltd. Class H	307,982	193,030
FIT Hon Teng, Ltd. (c)	979,000	473,914
Hollysys Automation Technologies, Ltd.	26,285	550,408
Ju Teng International Holdings, Ltd.	1,228,000	348,848
Kingboard Holdings, Ltd.	720,999	2,557,956
Kingboard Laminates Holdings, Ltd.	413,000	434,047
Sunny Optical Technology Group Co., Ltd.	485,900	5,802,983
Wasion Holdings, Ltd.	390,000	204,192
		14,028,410
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group (a)	1,058,000	167,125
China Oilfield Services, Ltd. Class H	1,665,900	1,799,608
Hilong Holding, Ltd.	764,000	103,165
Sinopec Oilfield Service Corp. Class H (a) (b)	1,436,000	164,638
		2,234,536
ENTERTAINMENT — 1.3%
Alibaba Pictures Group, Ltd. (a)	9,750,000	1,726,444
Bilibili, Inc. ADR (a) (b)	8,116	153,798
Boyaa Interactive International, Ltd. (a)	349,000	71,134
Changyou.com, Ltd. ADR	12,271	209,834
HUYA, Inc. ADR (a) (b)	11,995	337,419
iQIYI, Inc. ADR (a) (b)	64,564	1,544,371
Leyou Technologies Holdings, Ltd. (a)	380,000	106,014
NetDragon Websoft Holdings, Ltd. (b)	260,000	653,151
NetEase, Inc. ADR	57,948	13,991,545
Poly Culture Group Corp., Ltd. Class H	106,900	149,797
		18,943,507
FOOD & STAPLES RETAILING — 0.1%
Sun Art Retail Group, Ltd.	1,898,000	1,849,655
Security Description	Shares	Value
FOOD PRODUCTS — 2.0%
China Agri-Industries Holdings, Ltd.	2,151,600	$ 737,305
China Huishan Dairy Holdings Co., Ltd. (a) (b) (e)	2,729,000	—
China Huiyuan Juice Group, Ltd. (a) (b) (e)	701,000	135,289
China Mengniu Dairy Co., Ltd.	2,253,220	8,381,458
China Yurun Food Group, Ltd. (a)	1,308,000	309,923
CP Pokphand Co., Ltd.	3,336,000	301,729
Dali Foods Group Co., Ltd. (c)	745,000	557,093
Health and Happiness H&H International Holdings, Ltd. (a) (b)	210,500	1,317,980
Tingyi Cayman Islands Holding Corp.	1,749,844	2,884,475
Uni-President China Holdings, Ltd.	949,400	931,264
Want Want China Holdings, Ltd.	5,865,933	4,872,118
WH Group, Ltd. (c)	6,331,606	6,775,265
Yihai International Holding, Ltd.	315,000	1,402,461
		28,606,360
GAS UTILITIES — 0.9%
Beijing Enterprises Holdings, Ltd.	565,500	3,205,721
China Gas Holdings, Ltd.	1,741,000	6,121,262
China Oil & Gas Group, Ltd.	1,916,000	124,480
China Resources Gas Group, Ltd.	669,000	3,153,268
		12,604,731
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	2,236,000	2,136,319
HEALTH CARE PROVIDERS & SERVICES — 0.5%
China Resources Medical Holdings Co., Ltd.	527,000	378,637
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	934,000	2,034,586
Sinopharm Group Co., Ltd. Class H	1,016,400	4,233,948
		6,647,171
HEALTH CARE TECHNOLOGY — 0.1%
Ping An Healthcare and Technology Co., Ltd. (a) (b) (c)	239,254	1,350,194
HOTELS, RESTAURANTS & LEISURE — 1.4%
Ajisen China Holdings, Ltd.	511,000	145,815
China Travel International Investment Hong Kong, Ltd.	3,986,000	1,015,548
Haidilao International Holding, Ltd. (a) (c)	107,000	342,130
Huazhu Group, Ltd. ADR	89,996	3,792,431
Imperial Pacific International Holdings, Ltd. (a) (b)	30,610,300	226,167
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,540,187	415,951

126

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Yum China Holdings, Inc.	302,617	$ 13,590,529
		19,528,571
HOUSEHOLD DURABLES — 0.3%
Haier Electronics Group Co., Ltd.	1,247,000	3,621,883
Hisense Home Appliances Group Co., Ltd. Class H	370,000	520,360
Skyworth Digital Holdings, Ltd.	2,259,423	768,496
		4,910,739
HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd.	570,000	1,102,249
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.0%
Beijing Enterprises Clean Energy Group, Ltd. (a)	10,565,714	174,975
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,222,000	261,525
CGN Power Co., Ltd. Class H (c)	10,463,000	2,918,996
China Datang Corp. Renewable Power Co., Ltd. Class H	2,003,000	237,300
China Longyuan Power Group Corp., Ltd. Class H	3,113,000	2,165,234
China Power International Development, Ltd.	3,117,000	798,116
China Resources Power Holdings Co., Ltd.	1,670,092	2,510,473
Concord New Energy Group, Ltd.	3,710,000	196,135
Datang International Power Generation Co., Ltd. Class H	3,988,287	1,066,937
Huadian Fuxin Energy Corp., Ltd. Class H	2,324,000	515,132
Huadian Power International Corp., Ltd. Class H	1,258,000	517,626
Huaneng Power International, Inc. Class H	3,616,129	2,100,593
Huaneng Renewables Corp., Ltd. Class H	3,370,000	935,878
		14,398,920
INDUSTRIAL CONGLOMERATES — 0.7%
CITIC, Ltd.	5,642,000	8,423,524
Shanghai Industrial Holdings, Ltd.	422,000	993,453
		9,416,977
INSURANCE — 5.9%
China Life Insurance Co., Ltd. Class H	5,862,040	15,756,667
China Pacific Insurance Group Co., Ltd. Class H	2,080,000	8,161,071
China Reinsurance Group Corp. Class H	1,844,000	389,944
China Taiping Insurance Holdings Co., Ltd.	1,048,491	3,125,458
Fanhua, Inc. ADR (b)	35,871	941,972
New China Life Insurance Co., Ltd. Class H	552,100	2,813,266
People's Insurance Co. Group of China, Ltd. Class H	6,509,000	2,786,036
Security Description	Shares	Value
PICC Property & Casualty Co., Ltd. Class H	5,926,287	$ 6,734,117
Ping An Insurance Group Co. of China, Ltd. Class H (b)	3,835,600	42,949,221
		83,657,752
INTERACTIVE MEDIA & SERVICES — 17.5%
58.com, Inc. ADR (a)	66,252	4,351,431
Autohome, Inc. ADR (a) (b)	44,674	4,696,131
Baidu, Inc. ADR (a)	210,710	34,735,544
Bitauto Holdings, Ltd. ADR (a) (b)	25,848	411,500
China Metal Recycling Holdings, Ltd. (a) (b) (e)	268,085	—
Fang Holdings, Ltd. ADR (a) (b)	155,895	210,458
Momo, Inc. ADR (a)	86,035	3,289,978
Phoenix New Media, Ltd. ADR (a)	43,220	181,956
SINA Corp. (a)	56,778	3,363,529
Sogou, Inc. ADR (a) (b)	12,316	73,157
Sohu.com, Ltd. ADR (a) (b)	37,015	613,709
Tencent Holdings, Ltd.	4,155,615	191,106,569
Tian Ge Interactive Holdings, Ltd. (c)	145,000	57,631
Weibo Corp. ADR (a) (b)	37,724	2,338,511
YY, Inc. ADR (a)	34,472	2,895,993
		248,326,097
INTERNET & DIRECT MARKETING RETAIL — 16.5%
Alibaba Group Holding, Ltd. ADR (a)	979,673	178,741,339
Baozun, Inc. ADR (a) (b)	19,134	794,826
Ctrip.com International, Ltd. ADR (a)	310,933	13,584,663
JD.com, Inc. ADR (a) (b)	643,195	19,392,329
Meituan Dianping Class B (a) (b)	2,658,400	17,914,682
Pinduoduo, Inc. ADR (a) (b)	58,158	1,442,319
Vipshop Holdings, Ltd. ADR (a)	299,625	2,405,989
		234,276,147
IT SERVICES — 0.5%
21Vianet Group, Inc. ADR (a)	51,792	411,229
AGTech Holdings, Ltd. (a) (b)	1,632,000	106,029
Chinasoft International, Ltd. (b)	2,238,000	1,382,722
Digital China Holdings, Ltd. (a)	909,000	485,189
GDS Holdings, Ltd. ADR (a) (b)	39,312	1,403,045
Hi Sun Technology China, Ltd. (a)	1,437,000	245,298
TravelSky Technology, Ltd. Class H	1,039,000	2,746,419
		6,779,931
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Genscript Biotech Corp. (a)	630,000	1,189,383
Wuxi Biologics Cayman, Inc. (a) (c)	285,500	2,776,824
		3,966,207

127

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MACHINERY — 1.3%
China Conch Venture Holdings, Ltd.	1,398,000	$ 5,004,338
China International Marine Containers Group Co., Ltd. Class H	714,000	913,198
CIMC Enric Holdings, Ltd.	818,000	838,846
CRRC Corp., Ltd. Class H	3,674,950	3,464,306
First Tractor Co., Ltd. Class H (a) (b)	420,000	110,217
Haitian International Holdings, Ltd.	831,000	1,888,552
Lonking Holdings, Ltd.	2,593,000	839,015
Sinotruk Hong Kong, Ltd. (b)	215,500	458,455
Weichai Power Co., Ltd. Class H	1,451,680	2,319,004
Yangzijiang Shipbuilding Holdings, Ltd.	2,472,600	2,738,206
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,068,600	529,539
		19,103,676
MARINE — 0.2%
COSCO SHIPPING Development Co., Ltd. Class H (a)	2,187,500	287,024
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	1,023,800	586,895
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	1,965,175	816,116
Seaspan Corp. (b)	13,663	118,868
SITC International Holdings Co., Ltd.	948,000	973,367
		2,782,270
MEDIA — 0.1%
China Literature, Ltd. (a) (b) (c)	223,200	1,044,924
METALS & MINING — 0.9%
Aluminum Corp. of China, Ltd. Class H (a)	3,636,000	1,338,612
Angang Steel Co., Ltd. Class H (b)	1,415,720	1,035,195
China Hongqiao Group, Ltd.	740,000	557,125
China Molybdenum Co., Ltd. Class H (b)	3,408,000	1,423,989
China Zhongwang Holdings, Ltd. (b)	1,007,200	549,152
Jiangxi Copper Co., Ltd. Class H	1,287,000	1,708,360
Maanshan Iron & Steel Co., Ltd. Class H (b)	2,316,000	1,132,929
MMG, Ltd. (a)	1,532,000	622,562
Shougang Fushan Resources Group, Ltd.	3,632,000	832,821
Zhaojin Mining Industry Co., Ltd. Class H	998,500	999,778
Zijin Mining Group Co., Ltd. Class H	5,724,750	2,370,135
		12,570,658
Security Description	Shares	Value
MULTILINE RETAIL — 0.1%
Golden Eagle Retail Group, Ltd. (b)	568,120	$ 673,064
Parkson Retail Group, Ltd.	1,854,500	148,833
		821,897
OIL, GAS & CONSUMABLE FUELS — 4.4%
China Coal Energy Co., Ltd. Class H	2,446,013	1,012,687
China Petroleum & Chemical Corp. Class H	19,672,640	15,512,665
China Shenhua Energy Co., Ltd. Class H	2,751,700	6,274,617
China Suntien Green Energy Corp., Ltd. Class H	992,000	302,025
CNOOC, Ltd.	12,353,174	23,132,842
Kunlun Energy Co., Ltd.	3,167,400	3,308,643
NewOcean Energy Holdings, Ltd. (a) (b)	724,000	206,595
PetroChina Co., Ltd. Class H	16,248,930	10,535,997
Sinopec Kantons Holdings, Ltd.	1,322,000	601,219
United Energy Group, Ltd.	1,472,000	285,026
Yanzhou Coal Mining Co., Ltd. Class H	1,449,900	1,424,051
		62,596,367
PAPER & FOREST PRODUCTS — 0.2%
Lee & Man Paper Manufacturing, Ltd.	1,444,000	1,230,627
Nine Dragons Paper Holdings, Ltd.	1,689,000	1,609,401
		2,840,028
PERSONAL PRODUCTS — 0.4%
Hengan International Group Co., Ltd.	679,500	5,955,401
PHARMACEUTICALS — 1.6%
China Animal Healthcare, Ltd. (a) (b) (e)	763,600	—
China Medical System Holdings, Ltd.	1,115,300	1,081,208
China Resources Pharmaceutical Group, Ltd. (c)	898,000	1,269,791
China Shineway Pharmaceutical Group, Ltd.	372,000	372,476
Consun Pharmaceutical Group, Ltd.	777,000	570,134
CSPC Pharmaceutical Group, Ltd.	3,688,000	6,859,254
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	272,000	1,198,887
Luye Pharma Group, Ltd. (b) (c)	1,438,000	1,256,655
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	284,000	1,025,663
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	575,000	517,137
Sihuan Pharmaceutical Holdings Group, Ltd.	1,358,000	328,690

128

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Sino Biopharmaceutical, Ltd.	5,116,500	$ 4,666,799
SSY Group, Ltd.	1,668,332	1,551,452
Tong Ren Tang Technologies Co., Ltd. Class H (b)	563,000	755,931
United Laboratories International Holdings, Ltd. (b)	748,000	442,133
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c)	114,400	495,494
		22,391,704
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (a)	18,015	1,403,008
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.2%
Agile Group Holdings, Ltd.	1,638,747	2,651,238
Beijing Capital Land, Ltd. Class H	1,052,000	402,041
Carnival Group International Holdings, Ltd. (a) (b)	7,666,800	45,903
China Evergrande Group (b)	2,393,600	7,958,390
China Jinmao Holdings Group, Ltd.	2,202,000	1,436,218
China Overseas Land & Investment, Ltd.	3,177,862	12,063,808
China Overseas Property Holdings, Ltd.	1,192,620	572,765
China Resources Land, Ltd.	2,322,555	10,414,580
China South City Holdings, Ltd.	2,680,000	430,168
China Vanke Co., Ltd. Class H	1,173,864	4,934,746
CIFI Holdings Group Co., Ltd.	2,602,000	1,972,229
Colour Life Services Group Co., Ltd.	320,000	232,358
Country Garden Holdings Co., Ltd.	5,722,500	8,937,363
Future Land Development Holdings, Ltd.	788,000	975,721
Greentown China Holdings, Ltd.	472,000	471,402
Guangzhou R&F Properties Co., Ltd. Class H	1,136,224	2,457,733
Hopson Development Holdings, Ltd.	494,000	481,417
Jiayuan International Group, Ltd.	434,000	229,441
Kaisa Group Holdings, Ltd.	1,157,000	524,707
KWG Group Holdings, Ltd.	1,109,806	1,338,845
Logan Property Holdings Co., Ltd.	486,000	804,846
Longfor Group Holdings, Ltd.	1,205,000	4,244,390
Poly Property Group Co., Ltd.	1,632,000	636,172
Redco Group (b) (c)	440,200	207,484
Renhe Commercial Holdings Co., Ltd. (a)	26,391,000	907,722
Shenzhen Investment, Ltd.	2,560,606	978,582
Shimao Property Holdings, Ltd.	1,089,941	3,408,691
Shui On Land, Ltd.	4,115,500	1,017,085
Sino-Ocean Group Holding, Ltd.	3,467,212	1,519,399
Skyfame Realty Holdings, Ltd.	688,000	99,038
SOHO China, Ltd. (a)	1,160,500	487,857
Sunac China Holdings, Ltd. (b)	1,681,300	8,374,427
Suncity Group Holdings, Ltd. (a)	2,651,376	634,983
Security Description	Shares	Value
Yanlord Land Group, Ltd.	541,900	$ 544,100
Ying Li International Real Estate, Ltd. (a)	8,654,700	849,815
Yuexiu Property Co., Ltd.	8,548,000	2,058,067
Yuzhou Properties Co., Ltd.	3,443,028	2,078,988
Zall Group, Ltd. (b)	2,033,000	795,076
		88,177,795
ROAD & RAIL — 0.1%
CAR, Inc. (a) (b)	1,093,300	942,890
Guangshen Railway Co., Ltd. Class H (b)	1,970,000	767,929
		1,710,819
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Daqo New Energy Corp. ADR (a) (b)	3,836	126,703
GCL-Poly Energy Holdings, Ltd. (a) (b)	9,621,000	674,087
Hanergy Thin Film Power Group, Ltd. (a) (b) (e)	17,589,376	—
Hua Hong Semiconductor, Ltd. (c)	223,000	522,704
JinkoSolar Holding Co., Ltd. ADR (a) (b)	17,759	319,662
Semiconductor Manufacturing International Corp. (a) (b)	2,556,600	2,585,928
Shunfeng International Clean Energy, Ltd. (a) (b)	670,000	26,459
Xinyi Solar Holdings, Ltd.	2,955,803	1,423,313
		5,678,856
SOFTWARE — 0.3%
Cheetah Mobile, Inc. ADR (a) (b)	17,414	111,798
Kingdee International Software Group Co., Ltd.	1,420,000	1,642,507
Kingsoft Corp., Ltd.	695,000	1,767,170
Xunlei, Ltd. ADR (a)	9,827	35,967
		3,557,442
SPECIALTY RETAIL — 0.2%
China Harmony New Energy Auto Holding, Ltd. (b)	1,023,500	383,326
GOME Retail Holdings, Ltd. (a) (b)	9,516,279	884,959
Grand Baoxin Auto Group, Ltd.	900,074	310,728
Hengdeli Holdings, Ltd. (a)	2,944,895	144,432
Zhongsheng Group Holdings, Ltd.	716,500	1,778,027
		3,501,472
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Coolpad Group, Ltd. (a) (e)	2,629,400	—
Legend Holdings Corp. Class H (c)	186,200	494,560
Lenovo Group, Ltd.	5,416,000	4,870,981
Meitu, Inc. (a) (b) (c)	1,402,000	659,034
Xiaomi Corp. Class B (a) (b) (c)	9,187,600	13,319,179
		19,343,754

129

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
ANTA Sports Products, Ltd.	838,000	$ 5,700,571
Bosideng International Holdings, Ltd.	4,250,000	1,039,497
China Dongxiang Group Co., Ltd.	3,915,000	568,551
Cosmo Lady China Holdings Co., Ltd. (c)	348,000	100,633
Li Ning Co., Ltd. (a)	1,849,207	2,902,214
Shenzhou International Group Holdings, Ltd.	565,000	7,571,768
		17,883,234
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
CITIC Resources Holdings, Ltd. (b)	1,874,000	174,271
TRANSPORTATION INFRASTRUCTURE — 1.0%
Anhui Expressway Co., Ltd. Class H	768,000	505,807
Beijing Capital International Airport Co., Ltd. Class H	1,719,939	1,632,309
China Merchants Port Holdings Co., Ltd.	1,192,663	2,540,312
COSCO SHIPPING International Hong Kong Co., Ltd.	648,000	234,437
COSCO SHIPPING Ports, Ltd.	1,488,793	1,608,286
Dalian Port PDA Co., Ltd. Class H (b)	1,260,200	170,168
Jiangsu Expressway Co., Ltd. Class H	1,102,795	1,559,376
Qingdao Port International Co., Ltd. Class H (a) (c)	1,067,000	748,944
Regal International Airport Group Co., Ltd.	488,000	407,809
Shenzhen Expressway Co., Ltd. Class H	856,000	1,003,217
Shenzhen International Holdings, Ltd.	1,048,884	2,226,053
Sichuan Expressway Co., Ltd. Class H	1,012,000	332,608
Xiamen International Port Co., Ltd. Class H	1,059,000	149,745
Yuexiu Transport Infrastructure, Ltd.	480,000	390,729
Zhejiang Expressway Co., Ltd. Class H	1,138,000	1,304,722
		14,814,522
WATER UTILITIES — 0.6%
Beijing Enterprises Water Group, Ltd.	4,524,000	2,795,101
China Water Affairs Group, Ltd.	500,000	522,296
Guangdong Investment, Ltd.	2,484,000	4,797,157
Kangda International Environmental Co., Ltd. (c)	857,000	127,732
		8,242,286
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 3.1%
China Mobile, Ltd.	4,263,004	$ 43,444,903
TOTAL COMMON STOCKS (Cost $1,282,272,741)		1,416,519,312
RIGHTS — 0.0% (d)
ELECTRICAL EQUIPMENT — 0.0% (d)
Xinjiang Goldwind Science & Technology Co., Ltd. (expiring 4/23/19) (a) (f) (Cost $0)	84,846	33,398
TOTAL RIGHTS (Cost $0)		33,398
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (g) (h)	3,066,720	3,066,720
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	36,886,353	36,886,353
TOTAL SHORT-TERM INVESTMENTS (Cost $39,953,073)		39,953,073
TOTAL INVESTMENTS — 102.6% (Cost $1,322,225,814)		1,456,505,783
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(37,086,577)
NET ASSETS — 100.0%		$ 1,419,419,206
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.7% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $207,904, representing less than 0.05% of the Fund's net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $33,398, representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2019.
(i)	Investment of cash collateral for securities loaned.

130

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

ADR	= American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,416,311,408	$ —	$207,904	$1,416,519,312
Rights	—	33,398	—	33,398
Short-Term Investments	39,953,073	—	—	39,953,073
TOTAL INVESTMENTS	$1,456,264,481	$33,398	$207,904	$1,456,505,783
131

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	539,688	$ 539,688	$250,365,695	$247,838,663	$—	$—	3,066,720	$ 3,066,720	$ 68,965	$—
State Street Navigator Securities Lending Government Money Market Portfolio	14,615,815	14,615,815	71,621,172	49,350,634	—	—	36,886,353	36,886,353	298,101	—
Total		$15,155,503	$321,986,867	$297,189,297	$—	$—		$39,953,073	$367,066	$—
132	SARGXC

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 6.6%
A2B Australia, Ltd. (a)	122,006	$ 182,001
Abacus Property Group REIT	173,100	457,417
Accent Group, Ltd.	282,888	289,367
AET&D Holdings No. 1 Pty, Ltd. (a)(b)(c)	110,316	—
Altura Mining, Ltd. (a)(c)	1,749,889	167,810
AMA Group, Ltd. (a)	340,148	263,370
APN Industria REIT	105,060	211,947
Appen, Ltd.	56,389	892,446
ARB Corp., Ltd. (a)	44,974	549,493
Ardent Leisure Group, Ltd.	132,153	106,548
Arena REIT	191,557	378,282
ARQ Group, Ltd.	169,322	238,150
Astro Japan Property Group REIT (b)(c)	33,776	—
Aurelia Metals, Ltd. (c)	566,060	357,870
Ausdrill, Ltd.	223,788	259,117
Australian Agricultural Co., Ltd. (a)(c)	200,637	144,660
Australian Pharmaceutical Industries, Ltd.	322,102	346,640
Aveo Group	129,329	180,982
Bapcor, Ltd.	108,390	425,011
BCI Minerals, Ltd. (c)	3	—
Bega Cheese, Ltd. (a)	91,191	296,033
Bellamy's Australia, Ltd. (a)(c)	49,993	394,189
Bingo Industries, Ltd. (a)	269,804	293,232
Bravura Solutions, Ltd.	92,967	361,234
Breville Group, Ltd.	61,671	713,194
Brickworks, Ltd.	42,896	527,761
Bubs Australia, Ltd. (a)(c)(d)	611,726	349,804
Buru Energy, Ltd. (c)	12	2
BWP Trust REIT	176,855	469,852
BWX, Ltd. (a)	61,620	99,362
Cedar Woods Properties, Ltd.	64,092	241,297
Central Petroleum, Ltd. (c)	21	2
Charter Hall Education Trust	157,322	388,903
Charter Hall Long Wale REIT	88,375	286,264
Charter Hall Retail REIT	269,592	890,497
Class, Ltd. (a)	187,752	222,727
Collins Foods, Ltd.	54,002	278,496
Cooper Energy, Ltd. (a)(c)	959,732	340,873
Costa Group Holdings, Ltd.	198,310	724,069
Credit Corp. Group, Ltd. (a)	29,067	458,173
Cromwell Property Group REIT	582,337	452,961
CSR, Ltd.	266,970	629,612
Dacian Gold, Ltd. (a)(c)	134,714	232,537
Data#3, Ltd.	6	8
Domain Holdings Australia, Ltd. (a)	105,642	191,359
Eclipx Group, Ltd.	154,779	70,366
Elders, Ltd.	65,996	284,563
Emeco Holdings, Ltd.	129,057	176,934
EML Payments, Ltd. (c)	198,260	247,164
Security Description	Shares	Value
ERM Power, Ltd.	237,049	$ 319,095
Estia Health, Ltd.	105,172	200,967
Evolution Mining, Ltd.	45	117
FAR, Ltd. (a)(c)	4,503,860	185,560
Fleetwood Corp., Ltd.	30	41
G8 Education, Ltd.	318,639	685,826
Galaxy Resources, Ltd. (a)(c)	172,069	229,791
GDI Property Group REIT	230,393	227,487
Genworth Mortgage Insurance Australia, Ltd. (a)	93,897	159,412
Gold Road Resources, Ltd. (a)(c)	483,246	332,976
GrainCorp, Ltd. Class A	110,891	723,121
Greenland Minerals, Ltd. (c)	97	3
Growthpoint Properties Australia, Ltd. REIT	83,201	245,273
GUD Holdings, Ltd.	48,302	409,334
GWA Group, Ltd.	141,519	319,679
Hansen Technologies, Ltd.	102,982	212,876
Healius, Ltd.	352,681	658,886
Horizon Oil, Ltd. (c)	54	4
Hotel Property Investments REIT	88,585	203,252
HT&E, Ltd. (a)	74,088	89,995
HUB24, Ltd. (a)	31,426	309,180
Icon Energy, Ltd. (c)	24	—
IDP Education, Ltd.	51,114	529,020
Imdex, Ltd.	328,374	249,589
IMF Bentham, Ltd. (a)	122,348	225,966
Independence Group NL	144,620	499,272
Infigen Energy	4,965	1,552
Ingenia Communities Group REIT	68,462	146,869
Inghams Group, Ltd. (a)	90,053	279,545
Integrated Research, Ltd. (a)	151,110	279,087
InvoCare, Ltd. (a)	133,520	1,347,760
ioneer, Ltd. (c)	14,346	1,732
ioneer, Ltd. (a)(c)	1,210,425	146,170
IPH, Ltd.	109,976	549,975
IRESS, Ltd.	57,196	531,023
Jupiter Mines, Ltd.	1,011,358	244,262
Karoon Energy, Ltd. (c)	344,651	254,616
Kidman Resources, Ltd. (a)(c)	305,359	263,548
Kingsgate Consolidated, Ltd. (c)	1,447	236
Kogan.com, Ltd. (a)	64,497	162,187
Liquefied Natural Gas, Ltd. (a)(c)	273,884	88,522
Lovisa Holdings, Ltd. (a)	38,592	245,628
Lynas Corp., Ltd. (a)(c)	381,239	565,999
MACA, Ltd. (a)	332,511	231,475
Mayne Pharma Group, Ltd. (c)	994,059	490,760
McMillan Shakespeare, Ltd.	44,270	377,366
Mesoblast, Ltd. (a)(c)	218,674	222,906
Metcash, Ltd. (a)	506,882	954,168
Mincor Resources NL (c)	9	3
Monadelphous Group, Ltd.	49,702	612,556
Monash IVF Group, Ltd.	338,620	256,174
Money3 Corp., Ltd.	179,899	241,525
Mount Gibson Iron, Ltd.	56,397	37,257
Myer Holdings, Ltd. (a)(c)	464,787	204,700

133

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MYOB Group, Ltd.	251,073	$ 593,904
Nanosonics, Ltd. (c)	165,207	511,667
Navigator Global Investments, Ltd.	65,498	144,697
Navitas, Ltd. (a)	153,974	632,190
nearmap, Ltd. (c)	210,704	420,583
Netwealth Group, Ltd. (a)	46,765	273,729
New Century Resources, Ltd. (a)(c)	366,438	214,747
New South Resources, Ltd. (c)	323,956	406,165
NEXTDC, Ltd. (a)(c)	201,216	901,912
Nick Scali, Ltd. (a)	44,318	178,499
Nine Entertainment Co. Holdings, Ltd.	815,667	990,789
NRW Holdings, Ltd.	209,157	353,608
Nufarm, Ltd. (a)	117,564	393,339
OceanaGold Corp.	351,278	1,104,358
OFX Group, Ltd.	239,909	284,600
oOh!media, Ltd.	140,957	389,501
Orocobre, Ltd. (a)(c)	102,922	246,383
Perpetual, Ltd. (a)	27,345	751,340
Perseus Mining, Ltd. (c)	596,355	194,866
Pilbara Minerals, Ltd. (a)(c)	1,136,818	637,955
Praemium, Ltd. (a)(c)	349,541	146,495
Quintis, Ltd. (a)(b)(c)	148,677	—
Regis Healthcare, Ltd. (a)	106,890	261,197
Regis Resources, Ltd.	321,291	1,209,614
Resolute Mining, Ltd.	329,344	283,079
Rural Funds Group REIT	181,731	293,040
Sandfire Resources NL	114,787	563,434
Saracen Mineral Holdings, Ltd. (c)	501,387	1,032,865
Service Stream, Ltd.	235,470	352,931
Seven West Media, Ltd. (c)	515,257	179,346
SG Fleet Group, Ltd.	80,792	126,259
Shopping Centres Australasia Property Group REIT	358,651	672,587
Silver Lake Resources, Ltd. (a)(c)	292,047	170,114
Slater & Gordon, Ltd. (c)	41	58
SmartGroup Corp., Ltd.	49,162	276,584
SolGold PLC (a)(c)	722,215	354,318
Southern Cross Media Group, Ltd.	530,538	440,935
SpeedCast International, Ltd. (a)	133,076	354,489
St Barbara, Ltd.	305,287	730,820
Starpharma Holdings, Ltd. (c)	253,684	172,095
Steadfast Group, Ltd.	406,450	915,248
Strandline Resources, Ltd. (c)	53	3
Sundance Energy Australia, Ltd. (a)	483,169	144,152
Super Retail Group, Ltd. (a)	61,393	350,192
Superloop, Ltd. (c)	111,018	116,715
Tap Oil, Ltd. (c)	9	1
Tassal Group, Ltd.	140,344	484,510
Technology One, Ltd.	137,248	779,953
Tiger Resources, Ltd. (b)(c)	2,464	—
Villa World, Ltd.	176,400	278,179
Virtus Health, Ltd.	17,657	50,045
Security Description	Shares	Value
Vita Group, Ltd.	162	$ 172
Viva Energy REIT	179,184	323,300
Vocus Group, Ltd. (a)(c)	351,629	921,687
Webjet, Ltd.	86,294	891,899
Westgold Resources, Ltd.	101,686	91,013
		53,419,063
AUSTRIA — 0.3%
AT&S Austria Technologie & Systemtechnik AG	13,224	227,183
DO & Co. AG	3,809	308,113
FACC AG (a)	11,878	172,584
Palfinger AG	5,699	159,978
POLYTEC Holding AG (a)	4,583	43,587
Porr AG (a)	8,482	189,718
S IMMO AG	32,779	670,603
S&T AG	24,661	617,500
Schoeller-Bleckmann Oilfield Equipment AG	5,255	436,643
		2,825,909
BELGIUM — 1.2%
Aedifica SA REIT	8,363	799,123
AGFA-Gevaert NV (c)	98,498	410,542
Balta Group NV (e)	50,648	176,582
Barco NV	11,024	1,690,875
Befimmo SA REIT	7,670	452,144
Bekaert SA	23,639	555,811
Biocartis NV (a)(c)(e)	19,103	244,528
Econocom Group SA (a)	52,779	215,361
Euronav NV (a)	104,002	847,229
Exmar NV (c)	38,197	241,468
Fagron	15,832	284,609
Intervest Offices & Warehouses NV REIT (a)	13,075	353,084
Ion Beam Applications (a)(c)	11,710	198,149
Kinepolis Group NV	3,693	208,993
Materialise NV ADR (a)(c)	19,783	311,384
MDxHealth (a)(c)	55,311	96,637
Mithra Pharmaceuticals SA (a)(c)	7,854	227,527
Recticel SA	32,046	240,725
Retail Estates NV REIT	5,743	523,620
Sipef NV	4,441	248,830
Tessenderlo Group SA (c)	29,599	998,719
Van de Velde NV (a)	9,441	332,336
X-Fab Silicon Foundries SE (c)(e)	48,148	234,363
		9,892,639
CANADA — 8.2%
Aecon Group, Inc.	30,837	402,558
Ag Growth International, Inc.	6,913	322,170
Aimia, Inc. (c)	99,885	293,087
Alamos Gold, Inc. Class A	238,805	1,211,945
Altius Minerals Corp. (a)	39,685	380,230
Altus Group, Ltd. (a)	20,768	405,271
Arbutus Biopharma Corp. (a)(c)(f)	31,793	113,819

134

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Arbutus Biopharma Corp. (c)(d)(f)	11,276	$ 40,391
Aritzia, Inc. (c)	34,751	461,977
Artis Real Estate Investment Trust	50,109	416,715
Asanko Gold, Inc. (a)(c)	95,538	60,071
Athabasca Oil Corp. (a)(c)	169,748	108,002
Atrium Mortgage Investment Corp. (a)	37,896	375,287
ATS Automation Tooling Systems, Inc. (c)	36,523	536,930
AutoCanada, Inc. (a)	17,993	143,707
Badger Daylighting, Ltd. (a)	16,445	500,016
Ballard Power Systems, Inc. (a)(c)	77,681	235,494
Baytex Energy Corp. (a)(c)	340,101	577,888
Birchcliff Energy, Ltd.	121,542	323,882
Black Diamond Group, Ltd. (c)	645	869
Boardwalk Real Estate Investment Trust	13,567	414,134
Bonterra Energy Corp. (a)	22,956	107,911
Boralex, Inc. Class A (a)	27,167	385,558
Boston Pizza Royalties Income Fund	20,460	254,841
Boyd Group Income Fund	5,481	564,162
Calfrac Well Services, Ltd. (a)(c)	25,578	64,139
Canaccord Genuity Group, Inc.	58,382	255,212
Canacol Energy, Ltd. (a)(c)	55,638	189,076
Canadian Solar, Inc. (a)(c)	19,891	370,569
CannTrust Holdings, Inc. (a)(c)	44,627	346,073
CanWel Building Materials Group, Ltd. (a)	63,171	244,939
Cargojet, Inc.	7,734	449,932
Cascades, Inc.	27,727	173,093
Celestica, Inc. (c)	62,776	530,515
Centerra Gold, Inc. (c)	100,624	527,994
CES Energy Solutions Corp.	157,844	322,553
Chemtrade Logistics Income Fund	24,176	165,402
Chorus Aviation, Inc. (a)	86,569	465,261
Cineplex, Inc. (a)	37,069	675,369
Cogeco, Inc.	4,758	280,077
Colossus Minerals, Inc. (b)(c)	390	—
Cominar Real Estate Investment Trust	59,042	522,382
Computer Modelling Group, Ltd.	2,160	9,943
Continental Gold, Inc. (a)(c)	86,423	186,955
Copper Mountain Mining Corp. (c)	321,705	231,174
Corus Entertainment, Inc. Class B (a)	86,071	381,407
Crew Energy, Inc. (c)	87,860	73,658
CRH Medical Corp. (a)(c)	69,112	182,616
Crius Energy Trust	55,229	357,183
Crombie Real Estate Investment Trust	20,284	216,057
Cronos Group, Inc. (a)(c)	92,320	1,696,513
Denison Mines Corp. (a)(c)	339,550	172,831
Detour Gold Corp. (c)	100,904	947,143
Security Description	Shares	Value
DIRTT Environmental Solutions (a)(c)	33,087	$ 210,516
Dream Industrial Real Estate Investment Trust	34,348	306,727
Dream Office Real Estate Investment Trust	20,359	376,869
DREAM Unlimited Corp. Class A	52,125	303,554
Dundee Precious Metals, Inc. (c)	59,405	196,987
ECN Capital Corp.	132,118	428,213
Eldorado Gold Corp. (c)	84,201	388,877
Endeavour Mining Corp. (a)(c)	47,136	707,772
Endeavour Silver Corp. (a)(c)	45,346	114,388
Enerflex, Ltd.	45,283	647,069
Enghouse Systems, Ltd.	25,013	635,459
Ensign Energy Services, Inc.	60,855	243,702
Equitable Group, Inc.	7,078	342,946
Exchange Income Corp. (a)	13,897	344,213
Exco Technologies, Ltd.	37,618	266,659
Extendicare, Inc. (a)	49,783	280,971
Fiera Capital Corp. (a)	33,285	312,183
Firm Capital Mortgage Investment Corp. (a)	33,777	336,266
First Majestic Silver Corp. (a)(c)	102,682	675,605
Fortuna Silver Mines, Inc. (c)	83,234	277,249
Freehold Royalties, Ltd. (a)	20,391	128,364
GASFRAC Energy Services, Inc. (b)(c)	21,904	—
goeasy, Ltd. (a)	6,890	210,215
Golden Star Resources, Ltd. (c)	55,845	221,705
Gran Tierra Energy, Inc. (c)	216,186	491,939
Granite Real Estate Investment Trust	11,446	547,047
Great Basin Gold, Ltd. (b)(c)	266,255	—
Green Organic Dutchman Holdings, Ltd. (a)(c)	86,393	311,699
Green Organic Dutchman Holdings, Ltd. (a)(c)(d)	92,249	4,148
Guyana Goldfields, Inc. (a)(c)	85,974	69,503
HEXO Corp. (c)	100,059	661,343
Home Capital Group, Inc. (a)(c)	34,954	412,085
Horizon North Logistics, Inc.	140,846	190,824
Hudbay Minerals, Inc.	173,943	1,243,426
Hudson's Bay Co. (a)	66,974	370,476
IAMGOLD Corp. (c)	288,942	1,001,386
Innergex Renewable Energy, Inc. (a)	62,616	659,930
Interfor Corp. (c)	30,342	356,123
International Petroleum Corp. (a)(c)	42,914	202,649
InterRent Real Estate Investment Trust	8,836	96,168
Intertape Polymer Group, Inc.	38,505	523,123
Ivanhoe Mines, Ltd. Class A (c)	326,583	782,264
Jamieson Wellness, Inc.	17,850	251,593
K-Bro Linen, Inc. (a)	9,423	262,739
Kelt Exploration, Ltd. (a)(c)	63,703	262,737

135

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Killam Apartment Real Estate Investment Trust	22,283	$ 323,583
Kinaxis, Inc. (c)	12,967	756,793
Kinder Morgan Canada, Ltd. (e)	21,023	250,838
Knight Therapeutics, Inc. (c)	77,638	426,560
Labrador Iron Ore Royalty Corp. (a)	41,059	902,963
Laurentian Bank of Canada (a)	28,574	867,305
Lightstream Resources, Ltd. (b)(c)	64,736	—
Lithium Americas Corp. (a)(c)	32,036	121,338
Lucara Diamond Corp.	123,175	143,832
MAG Silver Corp. (c)	55,668	594,620
Martinrea International, Inc.	74,026	670,470
Medical Facilities Corp. (a)	17,864	235,744
MEG Energy Corp. (c)	156,061	595,764
Morguard North American Residential Real Estate Investment Trust	22,050	302,869
Morneau Shepell, Inc. (a)	37,154	762,297
MTY Food Group, Inc.	10,562	464,951
Mullen Group, Ltd.	63,926	573,250
Neptune Wellness Solutions, Inc. (a)(c)	58,929	187,027
New Gold, Inc. (a)(c)	366,537	312,775
NexGen Energy, Ltd. (c)	163,036	263,601
North American Palladium, Ltd.	3	34
North West Co., Inc.	31,301	675,012
Northview Apartment Real Estate Investment Trust	16,472	357,811
NorthWest Healthcare Properties Real Estate Investment Trust	23,236	202,801
Novagold Resources, Inc. (a)(c)	126,745	528,440
NuVista Energy, Ltd. (c)	149,130	480,002
Obsidian Energy, Ltd. (a)(c)	498,619	136,230
Optiva, Inc. (c)	16	506
Osisko Gold Royalties, Ltd.	76,856	863,512
Osisko Mining, Inc. (a)(c)	96,562	211,057
Painted Pony Energy, Ltd. (c)	88,983	113,897
Paramount Resources, Ltd. Class A (a)(c)	18,600	99,129
Park Lawn Corp.	13,780	283,553
Pason Systems, Inc.	42,506	620,433
Pengrowth Energy Corp. (a)(c)	255,285	107,010
Peyto Exploration & Development Corp.	110,974	580,642
Points International, Ltd. (c)	21,999	295,667
Polaris Infrastructure, Inc.	29,263	247,956
Poseidon Concepts Corp. (b)(c)	43,064	—
Precision Drilling Corp. (c)	153,577	364,414
Pretium Resources, Inc. (a)(c)	116,224	993,509
Quarterhill, Inc. (a)	191,748	212,423
Recipe Unlimited Corp.	9,826	186,672
Rogers Sugar, Inc.	67,916	306,548
Rubicon Minerals Corp. (c)	15	13
Russel Metals, Inc.	35,733	629,363
Sandstorm Gold, Ltd. (a)(c)	114,501	624,808
Savaria Corp. (a)	25,228	287,414
Security Description	Shares	Value
Seabridge Gold, Inc. (a)(c)	14,327	$ 178,129
Secure Energy Services, Inc. (a)	115,690	708,368
SEMAFO, Inc. (c)	151,483	420,676
ShawCor, Ltd.	35,183	526,975
Sienna Senior Living, Inc. (a)	40,687	576,522
Sierra Wireless, Inc. (a)(c)	18,417	227,464
SilverCrest Metals, Inc. (c)	54	177
Slate Office REIT	38,653	176,780
Sleep Country Canada Holdings, Inc. (a)(e)	18,047	256,261
Source Energy Services, Ltd. (a)(c)	79,386	79,032
Southern Pacific Resource Corp. (b)(c)	281,142	—
Sprott, Inc. (a)	137,455	311,755
SSR Mining, Inc. (c)	71,713	906,645
STEP Energy Services, Ltd. (a)(c)(e)	59,257	90,929
Stuart Olson, Inc.	69	224
Summit Industrial Income REIT	42,586	383,480
SunOpta, Inc. (a)(c)	33,909	117,325
Superior Plus Corp.	91,796	786,754
Surge Energy, Inc. (a)	192,362	190,065
Tamarack Valley Energy, Ltd. (c)	181,370	329,899
Taseko Mines, Ltd. (c)	372,051	217,224
Teranga Gold Corp. (c)	35,323	101,795
Theratechnologies, Inc. (a)(c)	57,798	330,101
Timbercreek Financial Corp. (a)	27,462	192,817
TORC Oil & Gas, Ltd.	57,015	196,743
Torex Gold Resources, Inc. (c)	40,509	510,020
TransAlta Corp.	153,912	1,131,342
Transat AT, Inc. (a)(c)	44,423	154,954
Trican Well Service, Ltd. (c)	39,490	37,836
Tricon Capital Group, Inc. (a)	71,107	612,629
True North Commercial Real Estate Investment Trust	53,957	268,583
Twin Butte Energy, Ltd. (b)(c)	83,708	—
Uni-Select, Inc. (a)	41,163	427,051
Valener, Inc. (a)	11,291	221,011
Wesdome Gold Mines, Ltd. (c)	100,589	317,741
Western Forest Products, Inc. (a)	203,532	280,324
WestJet Airlines, Ltd. (a)	64,761	941,881
Westshore Terminals Investment Corp. (a)	31,213	467,745
Xenon Pharmaceuticals, Inc. (a)(c)	20,664	209,946
Yangarra Resources, Ltd. (a)(c)	73,676	161,034
		66,546,365
CHINA — 0.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	159,372
China Gold International Resources Corp., Ltd. (c)	87,451	108,663
China Merchants Land, Ltd.	212,000	35,378
China New Town Development Co., Ltd.	16,000	404
China Yuchai International, Ltd.	8,746	138,624

136

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Gemdale Properties & Investment Corp., Ltd.	2,836,000	$ 361,276
Greenland Hong Kong Holdings, Ltd.	199,000	80,868
HC Group, Inc. (a)(c)	365,000	197,148
Nam Tai Property, Inc.	14,586	143,672
VSTECS Holdings, Ltd.	548,000	317,633
		1,543,038
DENMARK — 0.8%
ALK-Abello A/S (c)	4,110	679,988
Alm Brand A/S	21,659	186,989
Amagerbanken A/S (b)(c)	308,573	—
Bang & Olufsen A/S (c)	31,844	286,894
Bavarian Nordic A/S (a)(c)	19,253	401,644
H&H International A/S Class B (a)(c)	33,083	489,131
Matas A/S	28,698	284,017
Nilfisk Holding A/S (c)	10,621	420,134
NKT A/S (a)(c)	16,854	298,871
NNIT A/S (e)	8,426	217,473
OW Bunker A/S (a)(b)(c)	9,828	—
Per Aarsleff Holding A/S	12,543	415,984
Ringkjoebing Landbobank A/S (a)	11,348	698,086
RTX A/S	9,643	229,158
Scandinavian Tobacco Group A/S Class A (e)	32,338	403,699
Spar Nord Bank A/S	37,732	330,860
Sydbank A/S (a)	38,383	796,681
Zealand Pharma A/S (a)(c)	24,046	429,661
		6,569,270
FINLAND — 0.7%
Aktia Bank Oyj	25,804	271,486
Bittium Oyj (a)	44,882	333,116
Caverion Oyj (a)	69,906	437,996
Citycon Oyj (a)	24,870	254,786
Cramo Oyj	30,022	590,940
Finnair Oyj	30,636	275,885
F-Secure Oyj (a)(c)	69,173	189,905
Oriola Oyj Class B (a)	37,994	100,041
Outotec Oyj (c)	105,172	461,859
Pihlajalinna Oyj (a)	12,373	137,819
Raisio Oyj Class V	49,239	137,944
Ramirent Oyj	37,037	228,105
Sanoma Oyj	37,285	365,695
Terveystalo Oyj (e)	28,773	304,985
Tikkurila Oyj (a)	22,061	362,155
Tokmanni Group Corp.	23,767	221,767
Uponor Oyj	27,707	317,019
YIT Oyj (a)	77,401	448,889
		5,440,392
FRANCE — 2.0%
Akka Technologies	7,717	525,101
AKWEL	11,011	178,285
Albioma SA	12,915	303,084
Security Description	Shares	Value
Altamir	15,841	$ 267,873
Assystem SA	2,447	89,297
Aubay	5,809	206,441
Beneteau SA	30,332	355,569
Bigben Interactive	24,165	227,923
Boiron SA	3,533	207,872
Bonduelle SCA (a)	14,146	415,362
Cellectis SA (c)	19,967	361,185
CGG SA (c)	456,079	934,086
Chargeurs SA (a)	9,346	197,500
Cie des Alpes	6,179	166,861
Claranova SADIR (a)(c)	241,375	185,925
Coface SA (c)	45,755	404,843
Criteo SA ADR (c)	35,500	711,065
DBV Technologies SA (a)(c)	15,928	240,192
Devoteam SA	3,174	352,472
Etablissements Maurel et Prom (c)	2,152	8,276
Europcar Mobility Group (e)	61,097	495,998
Genfit (a)(c)	1,935	46,670
GL Events	9,687	212,102
Groupe Crit	3,130	211,223
Groupe Guillin	8,266	185,630
Guerbet	3,241	195,423
Haulotte Group SA	3,484	28,597
ID Logistics Group (c)	1,346	213,404
Interparfums SA	2,656	144,492
IPSOS	16,043	402,070
Jacquet Metal Service SA	19,193	320,246
Kaufman & Broad SA	9,279	379,457
Latecoere SACA (a)(c)	58,285	203,862
Lectra	16,074	388,949
LNA Sante SA	7,977	420,082
Maisons du Monde SA (e)	30,757	594,701
Manitou BF SA	6,529	182,544
Mercialys SA REIT	37,556	527,122
Mersen SA	8,211	265,528
Nanobiotix (a)(c)	14,730	178,958
Neopost SA	19,932	477,603
Nexans SA (a)	19,062	567,842
Nicox (a)(c)	19,124	121,003
Parrot SA (a)(c)	36,097	129,296
Pierre & Vacances SA (a)(c)	1,138	20,266
Plastivaloire	17,487	165,918
Rallye SA (a)	11,749	139,179
SMCP SA (a)(c)(e)	39,880	694,078
Solocal Group (a)(c)	219,868	128,500
SRP Groupe SA (c)(e)	26,375	80,553
Synergie SA	6,544	204,272
Talend SA ADR (a)(c)	9,942	502,767
Tarkett SA (a)	20,311	436,511
Valneva SE (c)	49,192	191,114
Vilmorin & Cie SA	4,352	230,650
Virbac SA (c)	2,044	335,544
		16,361,366

137

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
GERMANY — 2.5%
ADLER Real Estate AG	15,031	$ 221,771
ADVA Optical Networking SE (c)	13,195	132,381
AIXTRON SE (c)	66,868	601,563
Amadeus Fire AG	3,456	398,923
Aumann AG (e)	7,360	232,223
AURELIUS Equity Opportunities SE & Co. KGaA	16,812	766,043
Basler AG	1,413	237,988
Bertrandt AG	3,092	219,247
bet-at-home.com AG	1,928	125,562
Biotest AG Preference Shares	12,582	320,699
Borussia Dortmund GmbH & Co. KGaA	43,193	397,209
CANCOM SE	19,205	866,455
Cewe Stiftung & Co. KGaA	3,468	300,620
Corestate Capital Holding SA	7,737	306,234
Deutsche Beteiligungs AG	6,889	256,039
Deutsche Pfandbriefbank AG (e)	63,627	780,164
Deutz AG	66,904	560,419
DIC Asset AG	46,764	527,190
Draegerwerk AG & Co. KGaA Preference Shares	5,403	256,381
Elmos Semiconductor AG	11,039	241,457
Encavis AG	70,037	496,225
FinTech Group AG (c)	8,583	204,313
Gesco AG	7,832	200,067
GFT Technologies SE	12,913	109,978
Hamborner REIT AG	49,465	518,205
Hamburger Hafen und Logistik AG	13,184	301,698
Heidelberger Druckmaschinen AG (c)	126,088	219,729
Hornbach Holding AG & Co. KGaA	7,060	354,351
Hypoport AG (c)	2,115	425,094
Indus Holding AG	24,422	1,177,785
Isra Vision AG	7,764	290,303
JOST Werke AG (e)	8,468	290,954
Kloeckner & Co. SE	11,674	85,924
Koenig & Bauer AG	9,487	397,763
Leifheit AG	13,839	358,177
Leoni AG	19,544	381,404
MBB SE	2,638	249,111
Medigene AG (c)	16,018	153,149
Nordex SE (c)	42,500	695,774
PATRIZIA Immobilien AG	47,543	1,058,598
Pfeiffer Vacuum Technology AG	4,187	641,267
PNE AG	81,407	209,324
QSC AG	173,265	241,243
RHOEN-KLINIKUM AG	10,888	313,953
RIB Software SE	22,311	368,263
SAF-Holland SA	35,304	404,339
SGL Carbon SE (c)	25,628	226,614
STRATEC SE	3,243	219,212
SUESS MicroTec SE (c)	11,517	131,129
Surteco Group SE	9,057	254,241
Security Description	Shares	Value
Takkt AG	17,901	$ 294,668
Tom Tailor Holding SE (c)	47,313	127,820
Vossloh AG	4,538	207,641
Wacker Neuson SE	10,606	252,470
Washtec AG	6,615	505,080
zooplus AG (c)	2,898	330,608
		20,445,042
GREECE — 0.0% (g)
TT Hellenic Postbank SA (b)(c)	129,076	—
HONG KONG — 2.0%
Beijing Gas Blue Sky Holdings, Ltd. (a)(c)	3,752,000	138,610
BOCOM International Holdings Co., Ltd.	1,294,000	252,208
Bright Smart Securities & Commodities Group, Ltd. (a)	1,348,000	336,573
Cafe de Coral Holdings, Ltd.	177,191	450,993
China Baoli Technologies Holdings, Ltd. (c)	5,000	137
China Goldjoy Group, Ltd. (a)	4,288,000	177,530
China LNG Group, Ltd. (a)(c)	433,499	68,477
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Youzan, Ltd. (a)(c)	4,444,000	379,299
C-Mer Eye Care Holdings, Ltd. (a)(c)	372,000	236,944
Common Splendor International Health Industry Group, Ltd. (a)(c)	2,390,000	182,676
CSI Properties, Ltd.	5,990,000	305,225
Digital Domain Holdings, Ltd. (c)	10,696,696	192,133
Emperor Capital Group, Ltd.	5,676,000	289,225
Enerchina Holdings, Ltd. (a)	4,359,770	455,418
Fairwood Holdings, Ltd.	163,000	574,137
Far East Consortium International, Ltd.	523,217	250,613
First Pacific Co., Ltd.	1,288,000	469,262
Giordano International, Ltd.	1,490,000	723,177
Global Cord Blood Corp.	8,037	56,420
Gold-Finance Holdings, Ltd. (c)	1,158,000	35,109
G-Resources Group, Ltd. (c)	21,790	211
HKBN, Ltd.	571,413	909,899
Honbridge Holdings, Ltd. (a)(c)	1,436,000	181,102
Huanxi Media Group, Ltd. (c)	1,140,000	222,192
Hutchison Telecommunications Hong Kong Holdings, Ltd.	840,000	357,404
K Wah International Holdings, Ltd.	1,233,238	760,371
Landing International Development, Ltd. (c)	796,920	227,403
Lee's Pharmaceutical Holdings, Ltd.	221,000	199,042
Madison Holdings Group, Ltd. (c)	1,348,000	137,377
Mega Expo Holdings, Ltd.	990,000	557,430
OP Financial, Ltd.	776,000	208,582
Pacific Basin Shipping, Ltd.	3,027,000	651,677

138

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Pacific Textiles Holdings, Ltd.	512,000	$ 460,477
Peace Mark Holdings, Ltd. (b)(c)	504,228	—
Prosperity REIT	608,000	274,183
Regina Miracle International Holdings, Ltd. (a)(e)	404,000	286,147
Road King Infrastructure, Ltd.	536,482	1,216,489
Sa Sa International Holdings, Ltd. (a)	773,248	263,990
Shenzhou Space Park Group, Ltd. (b)(c)	780,000	—
Shun Tak Holdings, Ltd.	132,849	52,801
SmarTone Telecommunications Holdings, Ltd.	245,792	267,085
SMI Holdings Group, Ltd. (a)(b)(c)	624,081	93,016
Summit Ascent Holdings, Ltd. (c)	26,000	3,411
Sun Hung Kai & Co., Ltd.	351,000	176,172
SUNeVision Holdings, Ltd.	295,000	251,409
Sunlight Real Estate Investment Trust	571,000	429,889
Superb Summit International Group, Ltd. (a)(b)(c)	1,685,500	—
Television Broadcasts, Ltd.	180,116	349,221
Texhong Textile Group, Ltd.	237,500	361,849
Tongda Group Holdings, Ltd. (a)	2,290,000	253,798
Tou Rong Chang Fu Group, Ltd. (b)(c)	2,412,000	18,128
Town Health International Medical Group, Ltd. (a)(b)(c)	1,848,000	81,218
Value Partners Group, Ltd.	458,000	355,900
We Solutions, Ltd. (a)(c)	2,849,072	179,656
Zhaobangji Properties Holdings, Ltd. (c)	240,000	277,913
Zhuguang Holdings Group Co., Ltd. (a)(c)	1,374,000	215,291
		15,854,899
INDIA — 0.0% (g)
Eros International PLC (a)(c)	17,412	159,146
IRELAND — 1.2%
Amarin Corp. PLC ADR (a)(c)	167,258	3,472,276
C&C Group PLC	177,932	639,331
Cairn Homes PLC (c)	409,806	658,016
Dalata Hotel Group PLC	87,560	578,103
Fly Leasing, Ltd. ADR (c)	26,254	363,355
Glenveagh Properties PLC (c)(e)	248,485	246,367
Green REIT PLC	344,913	580,928
Greencore Group PLC	224,085	589,828
Hibernia REIT PLC	410,647	616,023
Irish Continental Group PLC	83,483	455,571
Irish Residential Properties REIT PLC	385,015	687,379
Origin Enterprises PLC	64,819	383,561
Permanent TSB Group Holdings PLC (c)	111,353	161,042
		9,431,780
Security Description	Shares	Value
ISRAEL — 1.7%
Airport City, Ltd. (c)	47,621	$ 691,085
Alony Hetz Properties & Investments, Ltd.	36,520	410,949
Amot Investments, Ltd.	56,940	316,913
Attunity, Ltd. (a)(c)	14,630	343,074
Bayside Land Corp.	752	358,248
Ceragon Networks, Ltd. (c)	50,867	182,613
Clal Insurance Enterprises Holdings, Ltd. (c)	17,717	233,291
Delek Group, Ltd.	2,198	379,965
Delta Galil Industries, Ltd.	6,089	186,729
Electra Consumer Products 1970, Ltd.	25,760	299,877
Electra, Ltd.	2,368	600,262
Equital, Ltd. (c)	1	19
Foamix Pharmaceuticals, Ltd. (a)(c)	49,508	185,655
Formula Systems 1985, Ltd.	6,473	301,236
Gazit-Globe, Ltd.	53,390	428,815
Harel Insurance Investments & Financial Services, Ltd.	47,554	313,153
IDI Insurance Co., Ltd.	7,503	357,645
Inrom Construction Industries, Ltd.	80,267	276,672
Israel Discount Bank, Ltd. Class A	1	3
Ituran Location & Control, Ltd.	14,906	509,040
Jerusalem Economy, Ltd. (c)	142,970	445,138
Kornit Digital, Ltd. (a)(c)	19,985	475,643
Matrix IT, Ltd.	16,603	208,787
Nova Measuring Instruments, Ltd. (c)	27,860	679,737
Oil Refineries, Ltd. (c)	1,102,142	539,023
Partner Communications Co., Ltd. (c)	60,732	231,927
Paz Oil Co., Ltd.	6,314	943,268
Phoenix Holdings, Ltd.	47,020	243,822
Radware, Ltd. (c)	29,369	767,412
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	5,060	255,694
Reit 1, Ltd.	129,294	568,568
Sapiens International Corp. NV	28,285	429,105
Sella Capital Real Estate, Ltd. REIT	151,235	270,355
Shapir Engineering and Industry, Ltd.	75,304	256,453
Shikun & Binui, Ltd. (c)	89,083	212,929
Shufersal, Ltd.	64,673	416,975
Silicom, Ltd. (c)	7,280	278,460
UroGen Pharma, Ltd. (c)	6,465	238,817
		13,837,357
ITALY — 1.2%
Anima Holding SpA (e)	170,477	697,535
Arnoldo Mondadori Editore SpA (c)	160,158	278,742
Ascopiave SpA	41,543	163,963

139

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Banca Carige SpA (a)(c)(d)	21,350,435	$ 35,960
Banca Farmafactoring SpA (a)(e)	50,493	307,576
Banca IFIS SpA	15,319	253,026
Banca Popolare di Sondrio SCPA	213,966	585,734
Biesse SpA	8,049	175,153
Bio On SpA (a)(c)	4,140	256,603
Cairo Communication SpA	39,060	165,347
Cementir Holding SpA	37,221	262,882
CIR-Compagnie Industriali Riunite SpA	95,122	116,634
Credito Valtellinese SpA (c)	5,775,265	463,660
Danieli & C Officine Meccaniche SpA	19,051	275,949
doBank SpA (a)(e)	23,905	320,759
El.En. SpA (a)	10,519	221,933
Falck Renewables SpA	117,153	425,549
Fila SpA (a)	11,800	169,065
Gima TT SpA (a)(e)	19,321	154,552
Gruppo MutuiOnline SpA	13,491	279,639
Immobiliare Grande Distribuzione SIIQ SpA REIT	23,535	170,185
Italmobiliare SpA	2,457	55,866
Juventus Football Club SpA (a)(c)	217,680	371,521
Maire Tecnimont SpA	70,231	267,805
MARR SpA	13,748	313,061
Openjobmetis SpA agenzia per il lavoro (a)(c)	25,100	200,667
Piaggio & C SpA	93,649	228,604
Prima Industrie SpA (a)	7,252	161,067
RAI Way SpA (e)	53,770	278,332
Retelit SpA (a)	157,275	260,126
Societa Cattolica di Assicurazioni SC	51,098	488,551
Tamburi Investment Partners SpA	74,188	519,804
Technogym SpA (e)	40,760	502,068
Unieuro SpA (e)	21,690	321,237
		9,749,155
JAPAN — 37.0%
77 Bank, Ltd.	38,000	531,111
Access Co., Ltd. (a)	16,000	143,542
Achilles Corp.	3,100	53,466
ADEKA Corp.	46,800	686,239
Advanced Media, Inc. (a)(c)	17,100	238,073
Adways, Inc. (a)	10,500	38,325
Aeon Delight Co., Ltd.	14,300	556,186
Aeon Fantasy Co., Ltd.	7,900	203,772
AEON REIT Investment Corp.	514	606,481
Ahresty Corp.	8,100	46,323
Ai Holdings Corp.	23,100	381,713
Aichi Bank, Ltd.	8,100	251,376
Aichi Steel Corp.	3,200	99,309
Aida Engineering, Ltd.	33,100	238,639
Aiful Corp. (a)(c)	134,876	338,759
Aisan Industry Co., Ltd.	32,200	197,823
Akatsuki, Inc. (a)	2,300	132,159
Security Description	Shares	Value
Akebono Brake Industry Co., Ltd. (a)(c)	78,800	$ 88,279
Akita Bank, Ltd.	12,100	245,640
Albis Co., Ltd.	9,500	198,609
Alconix Corp. (a)	15,900	164,193
Alpha Corp.	21,900	261,965
Altech Corp.	15,800	263,655
Amano Corp.	33,100	779,615
Amiyaki Tei Co., Ltd.	1,700	53,603
Amuse, Inc. (a)	9,300	197,116
Anest Iwata Corp.	26,500	232,714
AnGes, Inc. (a)(c)	52,800	498,496
Anicom Holdings, Inc. (a)(c)	10,800	292,625
AOI TYO Holdings, Inc.	21,600	153,191
AOKI Holdings, Inc.	9,800	102,617
Aomori Bank, Ltd. (a)	7,600	201,458
Aoyama Trading Co., Ltd.	23,900	543,275
Arakawa Chemical Industries, Ltd.	11,100	136,487
Arata Corp.	7,300	251,610
Arcland Sakamoto Co., Ltd.	15,300	207,207
Arcland Service Holdings Co., Ltd.	15,700	287,801
Arcs Co., Ltd.	27,700	609,132
Arealink Co., Ltd.	11,000	88,946
Argo Graphics, Inc.	16,400	349,084
Arisawa Manufacturing Co., Ltd. (a)(c)	15,600	111,766
Aruhi Corp. (a)(c)	11,900	236,850
As One Corp.	3,800	302,119
Asahi Holdings, Inc.	26,373	477,018
ASAHI YUKIZAI Corp.	11,000	161,792
Asanuma Corp. (a)	8,200	182,247
Asia Pile Holdings Corp.	6,600	36,135
ASKA Pharmaceutical Co., Ltd.	11,000	113,891
ASKUL Corp. (a)	11,800	294,454
Atom Corp. (a)	16,900	150,090
Aucnet, Inc. (a)	22,300	261,109
Autobacs Seven Co., Ltd. (a)	47,900	796,278
Avex, Inc. (a)	20,900	278,704
Awa Bank, Ltd.	51,800	1,316,937
Axial Retailing, Inc.	6,900	212,576
Bando Chemical Industries, Ltd.	32,700	313,454
Bank of Iwate, Ltd.	8,000	236,346
Bank of Nagoya, Ltd. (a)	3,160	101,922
Bank of Okinawa, Ltd.	31,300	974,193
Bank of Saga, Ltd.	12,400	213,528
Bank of the Ryukyus, Ltd. (a)	53,120	541,350
BayCurrent Consulting, Inc. (a)	9,000	282,559
Belc Co., Ltd.	6,300	285,161
Bell System24 Holdings, Inc.	17,900	221,233
Belluna Co., Ltd.	27,800	215,498
BML, Inc.	17,200	498,821
Broadleaf Co., Ltd.	61,000	320,748
BRONCO BILLY Co., Ltd.	8,200	195,360
Bunka Shutter Co., Ltd.	46,000	333,306
Can Do Co., Ltd.	25,500	389,809

140

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Cawachi, Ltd.	14,600	$ 233,341
Central Glass Co., Ltd.	35,469	778,693
Central Security Patrols Co., Ltd.	6,500	285,405
Chiba Kogyo Bank, Ltd.	63,700	172,077
Chiyoda Co., Ltd.	21,800	350,384
Chiyoda Corp. (a)(c)	113,100	269,760
Chiyoda Integre Co., Ltd.	5,600	103,870
Chofu Seisakusho Co., Ltd.	14,600	302,460
Chubu Shiryo Co., Ltd.	15,800	166,729
Chudenko Corp.	4,600	93,800
Chugoku Marine Paints, Ltd. (a)	36,900	330,378
CI Takiron Corp.	47,800	259,114
CKD Corp. (a)	48,800	440,009
CK-San-Etsu Co., Ltd. (a)	8,600	224,780
CMK Corp.	37,400	218,281
cocokara fine, Inc.	16,600	659,141
Comforia Residential REIT, Inc.	313	858,251
Computer Engineering & Consulting, Ltd.	11,200	209,257
Comture Corp.	7,200	236,780
CONEXIO Corp.	15,400	194,091
Cosel Co., Ltd. (a)	24,500	257,871
Create Restaurants Holdings, Inc. (a)	17,500	216,289
Create SD Holdings Co., Ltd.	14,300	336,296
CTS Co., Ltd. (a)	38,000	213,543
Dai Nippon Toryo Co., Ltd.	15,800	157,879
Daibiru Corp.	26,300	249,492
Dai-Dan Co., Ltd.	15,900	369,183
Daido Metal Co., Ltd. (a)	29,800	190,617
Daido Steel Co., Ltd. (a)	22,700	895,203
Daihen Corp. (a)	9,600	246,754
Daiho Corp.	17,900	523,165
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (a)	23,900	175,118
Daiken Corp.	9,900	192,660
Daiki Aluminium Industry Co., Ltd. (a)	41,700	250,159
Daikyonishikawa Corp.	21,100	193,681
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	240,105
Daiseki Co., Ltd.	25,900	629,687
Daishi Hokuetsu Financial Group, Inc.	33,300	940,168
Daito Pharmaceutical Co., Ltd.	8,600	214,446
Daiwabo Holdings Co., Ltd.	10,600	610,037
DCM Holdings Co., Ltd. (a)	82,993	773,807
DDS, Inc. (a)(c)	74,300	232,261
Denki Kogyo Co., Ltd.	8,700	261,743
Denyo Co., Ltd.	3,800	47,000
Descente, Ltd. (a)	25,300	662,872
Dexerials Corp.	34,600	229,448
Digital Arts, Inc.	8,300	678,638
Digital Garage, Inc. (a)	19,800	580,485
Digital Hearts Holdings Co., Ltd.	6,200	72,259
Dip Corp. (a)	18,100	312,664
DKS Co., Ltd. (a)	8,400	264,101
Security Description	Shares	Value
Doshisha Co., Ltd.	14,900	$ 232,482
Doutor Nichires Holdings Co., Ltd.	52,772	1,002,661
Dowa Holdings Co., Ltd.	30,000	986,584
DTS Corp.	35,462	1,310,382
Duskin Co., Ltd.	24,600	585,635
DyDo Group Holdings, Inc. (a)	4,100	184,840
Dynam Japan Holdings Co., Ltd.	6,400	8,186
Earth Corp. (a)	10,600	492,244
EDION Corp. (a)	79,700	695,579
eGuarantee, Inc.	26,600	265,555
E-Guardian, Inc. (a)	11,000	222,216
Ehime Bank, Ltd.	22,740	233,800
Eighteenth Bank, Ltd. (c)(d)	21,973	546,068
Eiken Chemical Co., Ltd.	21,100	496,785
Eizo Corp. (a)	11,500	457,153
Elecom Co., Ltd.	8,600	265,339
Endo Lighting Corp.	37,600	258,514
EPS Holdings, Inc. (a)	21,800	363,580
eRex Co., Ltd. (a)	28,400	264,795
ES-Con Japan, Ltd. (a)	37,300	246,004
ESPEC Corp.	18,200	339,220
euglena Co., Ltd. (a)(c)	46,300	287,375
Exedy Corp. (a)	19,400	420,303
F@N Communications, Inc.	48,300	245,678
FCC Co., Ltd.	37,028	783,146
FDK Corp. (a)(c)	24,800	223,163
Feed One Co., Ltd.	54,400	86,501
Ferrotec Holdings Corp. (a)	37,400	373,713
FIDEA Holdings Co., Ltd.	184,300	218,126
Financial Products Group Co., Ltd.	29,900	245,013
Fintech Global, Inc. (a)(c)	157,900	181,174
Fixstars Corp. (a)	19,800	248,830
F-Tech, Inc.	24,900	200,667
Fudo Tetra Corp.	9,040	117,773
Fuji Co., Ltd./Ehime	11,900	205,241
Fuji Corp.	45,800	609,922
Fuji Kyuko Co., Ltd. (a)	13,500	507,386
Fuji Oil Co., Ltd. (a)	69,200	157,550
Fuji Pharma Co., Ltd.	7,000	110,611
Fuji Soft, Inc.	20,200	799,349
Fujibo Holdings, Inc.	7,200	171,405
Fujicco Co., Ltd.	10,000	194,335
Fujikura Rubber, Ltd. (a)	53,800	211,438
Fujikura, Ltd. (a)	174,900	658,927
Fujimi, Inc.	11,200	244,774
Fujimori Kogyo Co., Ltd.	7,500	205,990
Fujita Kanko, Inc. (a)	4,399	108,500
Fujitec Co., Ltd. (a)	42,800	473,687
Fujitsu General, Ltd.	32,100	454,159
Fujiya Co., Ltd.	6,800	133,930
Fukuda Corp.	4,000	152,324
Fukui Bank, Ltd.	12,900	197,431
Fukuoka REIT Corp.	897	1,380,125
Fukushima Bank, Ltd. (a)(c)	44,900	153,338

141

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Fukushima Industries Corp.	8,400	$ 269,793
FULLCAST Holdings Co., Ltd.	15,500	330,487
Fumakilla, Ltd. (a)	19,900	258,357
Funai Electric Co., Ltd. (c)	46,100	311,123
Funai Soken Holdings, Inc.	23,300	560,581
Furukawa Co., Ltd.	17,838	224,496
Furuno Electric Co., Ltd.	21,800	202,667
Fuso Chemical Co., Ltd. (a)	14,700	247,291
Futaba Corp. (a)	15,400	233,884
Fuyo General Lease Co., Ltd.	9,600	475,295
Gakken Holdings Co., Ltd. (a)	5,200	241,478
Genki Sushi Co., Ltd.	4,500	209,785
Genky DrugStores Co., Ltd.	5,100	110,354
Geo Holdings Corp. (a)	22,200	308,475
Giken, Ltd.	8,900	272,182
Global One Real Estate Investment Corp. REIT	353	424,487
GLOBERIDE, Inc.	6,800	161,330
Glory, Ltd.	31,800	763,074
GMO internet, Inc.	33,500	546,000
GNI Group, Ltd. (a)(c)	7,300	188,823
Goldcrest Co., Ltd.	17,100	230,812
Goldwin, Inc. (a)	11,700	1,703,971
Gree, Inc.	51,200	209,083
GS Yuasa Corp. (a)	43,800	859,103
G-Tekt Corp.	17,400	240,520
Gunosy, Inc. (a)(c)	8,653	186,843
Gunze, Ltd.	9,200	371,956
Gurunavi, Inc.	8,900	55,884
Hamakyorex Co., Ltd.	7,200	276,460
Hankyu Hanshin REIT, Inc.	119	159,978
Hanwa Co., Ltd.	25,300	705,159
Happinet Corp.	3,700	47,769
Hazama Ando Corp.	105,200	704,280
HEALIOS KK (a)(c)	18,600	289,036
Heiwa Real Estate Co., Ltd.	18,100	348,476
Heiwa Real Estate REIT, Inc.	436	508,539
Heiwado Co., Ltd.	21,800	464,224
Hibiya Engineering, Ltd.	7,500	127,931
Hiday Hidaka Corp.	12,804	247,554
Hioki EE Corp.	8,200	351,159
Hirano Tecseed Co., Ltd.	15,300	239,138
Hirata Corp. (a)	6,800	469,368
Hito Communications Holdings, Inc. (a)	16,400	234,995
Hochiki Corp.	19,100	192,061
Hogy Medical Co., Ltd.	10,800	381,027
Hokkaido Electric Power Co., Inc. (a)	115,900	665,966
Hokkaido Gas Co., Ltd.	2,400	31,224
Hokkan Holdings, Ltd.	14,500	251,656
Hokkoku Bank, Ltd. (a)	16,300	511,009
Hokuetsu Corp.	54,100	316,237
Hokuhoku Financial Group, Inc.	74,700	778,146
Hokuriku Electric Industry Co., Ltd.	9,400	89,766
Security Description	Shares	Value
Hokuto Corp.	8,200	$ 142,093
H-One Co., Ltd.	23,000	186,186
Hoosiers Holdings (a)	44,400	258,734
Hoshino Resorts REIT, Inc.	69	345,982
Hosiden Corp.	26,000	217,753
Hosokawa Micron Corp.	4,800	214,446
Howa Machinery, Ltd. (a)	32,900	284,161
Hulic Reit, Inc.	343	585,069
Hyakugo Bank, Ltd.	122,100	388,302
Hyakujushi Bank, Ltd.	18,300	378,946
IBJ Leasing Co., Ltd.	15,500	366,057
Ichibanya Co., Ltd.	5,600	244,875
Ichigo Hotel REIT Investment Corp.	255	305,949
Ichigo Office REIT Investment	606	581,445
Ichikoh Industries, Ltd.	33,800	181,696
Idec Corp. (a)	16,500	284,429
Iino Kaiun Kaisha, Ltd.	103,280	348,046
Imasen Electric Industrial	26,600	240,562
Imuraya Group Co., Ltd.	8,600	188,806
Inaba Denki Sangyo Co., Ltd.	9,100	352,293
Inabata & Co., Ltd.	21,900	297,777
Industrial & Infrastructure Fund Investment Corp. REIT	701	783,428
Infocom Corp.	16,700	277,768
Infomart Corp. (a)	49,600	604,064
Intage Holdings, Inc.	38,800	301,118
Internet Initiative Japan, Inc.	17,000	343,886
Invesco Office J-Reit, Inc.	4,488	712,825
Iriso Electronics Co., Ltd. (a)	10,300	470,868
Ishihara Sangyo Kaisha, Ltd.	19,000	193,631
Istyle, Inc. (a)	41,800	346,681
Itfor, Inc. (a)(c)	43,400	374,459
Itochu Enex Co., Ltd.	30,400	244,991
Itoki Corp.	31,100	151,728
Iwatani Corp. (a)	47,400	1,522,401
J Trust Co., Ltd. (a)	60,400	206,272
Jaccs Co., Ltd.	15,000	241,496
Jafco Co., Ltd. (c)	19,000	680,625
Jamco Corp. (a)	9,500	198,609
Janome Sewing Machine Co., Ltd.	47,800	205,132
Japan Asset Marketing Co., Ltd. (a)(c)	41,900	41,262
Japan Aviation Electronics Industry, Ltd.	35,000	487,284
Japan Cash Machine Co., Ltd.	3,200	34,202
Japan Communications, Inc. (a)(c)	143,300	145,002
Japan Display, Inc. (a)(c)	424,710	264,760
Japan Excellent, Inc. REIT	768	1,116,422
Japan Investment Adviser Co., Ltd. (a)	7,100	167,293
Japan Lifeline Co., Ltd. (a)	33,500	553,264
Japan Logistics Fund, Inc. REIT	676	1,434,633
Japan Material Co., Ltd.	50,100	613,774
Japan Petroleum Exploration Co., Ltd. (a)	18,400	398,305
Japan Pulp & Paper Co., Ltd.	7,900	296,201

142

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Japan Rental Housing Investments, Inc. REIT	613	$ 488,473
Japan Securities Finance Co., Ltd. (a)	28,300	149,317
Japan Steel Works, Ltd.	44,900	827,132
Japan Tissue Engineering Co., Ltd. (a)(c)	7,600	68,526
Japan Wool Textile Co., Ltd.	24,400	207,880
JCR Pharmaceuticals Co., Ltd.	10,500	618,512
JCU Corp.	14,500	226,765
Jeol, Ltd.	22,000	395,934
Jimoto Holdings, Inc.	173,800	182,146
JINS, Inc.	6,600	356,579
Joshin Denki Co., Ltd. (a)	13,500	311,140
Joyful Honda Co., Ltd.	49,800	628,996
JSP Corp.	8,100	178,780
Juki Corp.	35,400	351,809
Juroku Bank, Ltd.	19,400	394,012
Justsystems Corp.	18,300	466,077
JVC Kenwood Corp. (a)	85,200	206,294
Kadokawa Dwango (a)(c)	28,800	303,651
Kaga Electronics Co., Ltd.	20,300	372,676
Kameda Seika Co., Ltd.	8,400	402,981
Kamei Corp.	21,300	226,692
Kanamoto Co., Ltd.	20,100	497,574
Kanematsu Corp.	118,299	1,352,019
Kanematsu Electronics, Ltd.	7,900	238,745
Kanto Denka Kogyo Co., Ltd.	24,000	161,756
Kasai Kogyo Co., Ltd.	33,700	249,055
Katakura Industries Co., Ltd.	71,674	817,207
Katitas Co., Ltd. (a)	11,200	384,009
Kato Sangyo Co., Ltd.	17,800	586,981
Kato Works Co., Ltd. (a)	8,400	198,303
KAWADA TECHNOLOGIES, Inc. (a)	1,300	92,433
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	161,043
Kawasaki Kisen Kaisha, Ltd. (a)(c)	36,500	392,420
Keihin Corp.	16,000	261,933
Keiyo Bank, Ltd.	83,000	484,420
Keiyo Co., Ltd.	33,800	151,159
Kenedix Residential Next Investment Corp. REIT	287	476,324
Kenedix Retail REIT Corp.	275	671,568
Kenedix, Inc.	114,400	572,594
Kenko Mayonnaise Co., Ltd. (a)	14,900	295,348
Key Coffee, Inc.	6,100	114,466
KH Neochem Co., Ltd.	19,200	463,152
Kintetsu World Express, Inc.	17,300	263,521
Kisoji Co., Ltd.	10,300	246,787
Kissei Pharmaceutical Co., Ltd.	25,000	654,560
Kitanotatsujin Corp. (a)	50,800	213,416
Kito Corp.	18,200	274,764
Kitz Corp.	124,100	909,293
Kiyo Bank, Ltd.	96,360	1,343,303
Koa Corp.	20,700	278,469
Security Description	Shares	Value
Kobe Bussan Co., Ltd.	11,400	$ 432,579
Kohnan Shoji Co., Ltd.	16,300	404,536
Komatsu Matere Co., Ltd. (a)	29,700	216,810
KOMEDA Holdings Co., Ltd.	23,800	452,412
Komeri Co., Ltd.	10,300	252,277
Komori Corp. (a)	52,436	593,123
Konishi Co., Ltd.	16,600	240,560
Konoike Transport Co., Ltd.	16,100	266,333
Koshidaka Holdings Co., Ltd.	25,600	384,168
Kotobuki Spirits Co., Ltd.	20,300	777,630
Kourakuen Holdings Corp. (a)	8,000	191,462
Krosaki Harima Corp.	3,300	165,171
Kumagai Gumi Co., Ltd.	18,200	568,930
Kumiai Chemical Industry Co., Ltd.	54,700	385,966
Kura Corp. (a)	5,700	261,092
Kurabo Industries, Ltd.	29,970	549,931
Kureha Corp.	8,200	460,062
Kurimoto, Ltd.	17,300	227,572
KYB Corp. (a)(c)	13,683	336,002
Kyoei Steel, Ltd.	19,200	273,728
Kyokuto Kaihatsu Kogyo Co., Ltd. (a)	19,000	254,226
Kyokuyo Co., Ltd. (a)	2,200	56,369
KYORIN Holdings, Inc.	33,500	654,050
Kyoritsu Maintenance Co., Ltd.	14,900	739,043
Kyosan Electric Manufacturing Co., Ltd.	11,700	38,371
LAC Co., Ltd. (a)	6,900	94,755
Lacto Japan Co., Ltd. (a)	3,700	299,851
LaSalle Logiport REIT	374	369,996
Lasertec Corp.	24,400	1,019,560
LEC, Inc. (a)	17,900	228,511
Leopalace21 Corp. (a)(c)	141,700	282,926
Life Corp.	16,600	356,641
LIFULL Co., Ltd. (a)	34,100	178,687
Link And Motivation, Inc. (a)	24,800	179,471
LIXIL VIVA Corp.	11,200	142,068
M&A Capital Partners Co., Ltd. (c)	4,200	191,245
Macnica Fuji Electronics Holdings, Inc. (a)	33,500	457,018
Macromill, Inc.	10,800	130,164
Maeda Kosen Co., Ltd.	15,300	337,143
Maeda Road Construction Co., Ltd.	30,500	592,171
Makino Milling Machine Co., Ltd.	21,900	902,236
Mandom Corp.	19,000	488,540
Mani, Inc.	10,900	532,764
Mars Group Holdings Corp.	12,300	244,144
Marudai Food Co., Ltd. (a)	63,231	1,074,559
Maruha Nichiro Corp.	37,720	1,349,516
Marusan Securities Co., Ltd. (a)	68,838	406,740
Maruwa Co., Ltd.	3,600	169,779
Maruwa Unyu Kikan Co., Ltd.	7,200	246,537
Matsui Construction Co., Ltd.	36,900	236,699
Matsuya Co., Ltd.	31,100	282,101

143

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Max Co., Ltd.	22,400	$ 329,468
Maxell Holdings, Ltd.	28,400	402,837
MCJ Co., Ltd.	44,600	325,983
MCUBS MidCity Investment Corp. REIT	899	826,835
MEC Co., Ltd.	17,600	161,395
Medical Data Vision Co., Ltd. (a)(c)	17,900	173,849
Megachips Corp. (a)	11,100	170,384
Megmilk Snow Brand Co., Ltd.	25,500	620,653
Meidensha Corp.	30,100	412,537
Meiko Electronics Co., Ltd. (a)	14,767	231,208
Meiko Network Japan Co., Ltd.	29,600	257,531
Meisei Industrial Co., Ltd.	33,900	228,787
Meitec Corp.	15,700	713,475
Melco Holdings, Inc.	4,000	138,049
Menicon Co., Ltd.	19,600	565,768
Mercuria Investment Co., Ltd. (a)	32,400	196,710
Metaps, Inc. (a)(c)	11,800	158,208
Michinoku Bank, Ltd. (a)	5,720	83,099
Mie Kotsu Group Holdings, Inc.	55,500	281,800
Milbon Co., Ltd.	16,600	772,372
Mimasu Semiconductor Industry Co., Ltd. (a)	18,300	243,702
Miraca Holdings, Inc.	32,300	801,335
Mirai Corp. REIT	167	304,020
Mirait Holdings Corp. (a)	48,260	705,032
Miroku Jyoho Service Co., Ltd.	15,800	405,545
Misawa Homes Co., Ltd.	35,300	252,587
Mitsubishi Estate Logistics REIT Investment Corp.	118	279,422
Mitsubishi Kakoki Kaisha, Ltd. (a)	16,500	227,334
Mitsubishi Logisnext Co., Ltd. (a)	10,900	118,666
Mitsubishi Pencil Co., Ltd.	29,400	569,752
Mitsubishi Research Institute, Inc.	6,900	208,524
Mitsubishi Shokuhin Co., Ltd.	8,000	209,315
Mitsubishi Steel Manufacturing Co., Ltd. (a)	15,100	209,546
Mitsuboshi Belting, Ltd.	16,500	293,522
Mitsui E&S Holdings Co., Ltd. (c)	45,500	429,164
Mitsui Fudosan Logistics Park, Inc. REIT	65	208,181
Mitsui Matsushima Holdings Co., Ltd.	17,000	189,068
Mitsui Mining & Smelting Co., Ltd. (a)	35,000	897,728
Mitsui Sugar Co., Ltd.	34,600	852,144
Mitsui-Soko Holdings Co., Ltd. (a)	17,900	294,492
Mixi, Inc.	22,200	513,056
Miyaji Engineering Group, Inc. (a)	2,600	43,926
Miyazaki Bank, Ltd.	12,380	309,710
Mizuno Corp.	7,800	180,756
Mochida Pharmaceutical Co., Ltd.	18,200	933,966
Modec, Inc.	9,000	256,132
Monex Group, Inc. (a)	104,400	361,252
Security Description	Shares	Value
Money Forward, Inc. (a)(c)	6,600	$ 275,783
Monogatari Corp (a)	1,400	113,963
Mori Trust Hotel Reit, Inc.	192	238,341
Mori Trust Sogo Reit, Inc.	288	448,061
Morinaga Milk Industry Co., Ltd. (a)	19,400	658,147
Morita Holdings Corp.	24,000	394,633
MOS Food Services, Inc. (a)	11,800	286,778
Musashi Seimitsu Industry Co., Ltd.	30,500	413,335
Musashino Bank, Ltd.	14,880	296,968
Nachi-Fujikoshi Corp. (a)	14,900	599,042
Nagaileben Co., Ltd.	11,900	258,030
Nagano Keiki Co., Ltd.	27,100	196,851
Nakanishi, Inc.	65,740	1,284,687
Namura Shipbuilding Co., Ltd. (a)	6,300	20,547
Nanto Bank, Ltd.	1,800	33,712
NEC Networks & System Integration Corp.	16,100	389,100
NET One Systems Co., Ltd.	63,700	1,603,938
Neturen Co., Ltd.	61,983	499,515
Nextage Co., Ltd. (a)	38,400	412,153
Nichias Corp.	41,000	811,962
Nichiban Co., Ltd.	10,000	211,772
Nichicon Corp. (a)	44,300	405,438
Nichiha Corp.	19,100	526,313
NichiiGakkan Co., Ltd. (a)	30,800	362,582
Nichi-iko Pharmaceutical Co., Ltd. (a)	75,400	1,000,020
Nichireki Co., Ltd.	11,000	108,822
Nihon Dempa Kogyo Co., Ltd. (a)(c)	63,100	225,754
Nihon Eslead Corp.	20,400	280,515
Nihon House Holdings Co., Ltd. (a)	53,200	226,383
Nihon Nohyaku Co., Ltd.	41,300	166,416
Nihon Parkerizing Co., Ltd.	61,000	761,639
Nihon Plast Co., Ltd. (a)	29,800	212,424
Nihon Tokushu Toryo Co., Ltd.	15,800	164,588
Nihon Trim Co., Ltd.	1,500	78,330
Nikkiso Co., Ltd.	71,840	838,571
Nikkon Holdings Co., Ltd.	82,380	1,949,254
Nippon Beet Sugar Manufacturing Co., Ltd.	3,300	57,065
Nippon Carbide Industries Co., Inc.	18,300	248,166
Nippon Carbon Co., Ltd. (a)	14,671	650,807
Nippon Ceramic Co., Ltd. (a)	10,400	278,592
Nippon Chemical Industrial Co., Ltd. (a)	8,100	143,654
Nippon Chemi-Con Corp.	6,900	118,756
Nippon Coke & Engineering Co., Ltd.	97,000	87,636
Nippon Densetsu Kogyo Co., Ltd.	26,400	549,538
Nippon Flour Mills Co., Ltd.	31,300	537,290
Nippon Kinzoku Co., Ltd. (a)	19,400	211,904
Nippon Koei Co., Ltd.	9,800	207,537

144

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Nippon Light Metal Holdings Co., Ltd.	392,200	$ 861,043
Nippon Parking Development Co., Ltd.	48,500	75,367
Nippon Pillar Packing Co., Ltd.	17,000	196,133
NIPPON REIT Investment Corp.	473	1,824,737
Nippon Road Co., Ltd. (a)	4,700	276,433
Nippon Seiki Co., Ltd.	42,100	680,462
Nippon Sheet Glass Co., Ltd. (a)	47,800	384,784
Nippon Signal Co., Ltd. (a)	34,800	311,576
Nippon Soda Co., Ltd.	14,300	377,768
Nippon Steel & Sumikin Bussan Corp.	3,600	146,361
Nippon Suisan Kaisha, Ltd.	174,499	1,332,174
Nippon Thompson Co., Ltd. (a)	59,200	272,239
Nippon Yakin Kogyo Co., Ltd. (a)	86,000	195,022
Nishimatsu Construction Co., Ltd.	28,600	633,833
Nishimatsuya Chain Co., Ltd.	26,453	222,264
Nishi-Nippon Financial Holdings, Inc.	84,300	715,924
Nishio Rent All Co., Ltd.	16,600	478,421
Nissan Shatai Co., Ltd.	24,400	211,407
Nissei ASB Machine Co., Ltd. (a)	4,700	160,722
Nissei Plastic Industrial Co., Ltd.	26,800	219,126
Nissha Co., Ltd.	26,600	280,936
Nisshin Oillio Group, Ltd.	13,600	401,789
Nisshinbo Holdings, Inc.	80,100	699,794
Nissin Corp.	10,800	180,805
Nissin Kogyo Co., Ltd.	16,100	201,750
Nitta Corp.	9,900	321,995
Nittetsu Mining Co., Ltd.	3,200	132,267
Nitto Boseki Co., Ltd.	30,630	547,928
Nitto Kogyo Corp.	24,500	490,066
Nittoku Engineering Co., Ltd. (a)	9,400	237,792
Nohmi Bosai, Ltd.	19,600	320,336
Nojima Corp.	15,300	277,704
Nomura Co., Ltd.	23,800	670,877
Noritake Co., Ltd.	6,900	330,397
Noritsu Koki Co., Ltd. (a)	9,800	218,073
Noritz Corp.	17,100	266,963
North Pacific Bank, Ltd.	165,400	413,930
NS United Kaiun Kaisha, Ltd.	1,900	40,666
NSD Co., Ltd.	22,300	519,195
NuFlare Technology, Inc.	1,800	99,851
OAK Capital Corp. (a)	161,800	220,733
Obara Group, Inc.	8,900	294,697
Oenon Holdings, Inc.	103,800	384,497
Ogaki Kyoritsu Bank, Ltd.	9,500	197,407
Ohara, Inc. (a)	9,600	109,803
Ohsho Food Service Corp.	6,800	430,664
Oiles Corp.	10,900	173,912
Oisix ra daichi, Inc. (a)(c)	16,000	242,707
Oita Bank, Ltd.	15,380	480,777
Okabe Co., Ltd.	20,600	178,111
Okamoto Industries, Inc.	6,360	321,203
Okamura Corp.	63,100	660,730
Security Description	Shares	Value
Okasan Securities Group, Inc. (a)	94,682	$ 351,577
Oki Electric Industry Co., Ltd.	52,900	625,136
Okinawa Electric Power Co., Inc.	26,512	451,508
OKK Corp.	28,400	207,833
OKUMA Corp. (a)	13,600	735,999
Okumura Corp.	16,800	533,514
Okuwa Co., Ltd.	19,500	195,731
One REIT, Inc.	96	245,714
Onward Holdings Co., Ltd.	70,800	374,197
Open Door, Inc. (c)	8,500	258,030
OPT Holding, Inc. (a)	10,000	156,751
Optex Group Co., Ltd. (a)	19,700	314,139
Optorun Co., Ltd.	11,300	218,374
Osaka Organic Chemical Industry, Ltd.	23,200	228,049
Osaka Soda Co., Ltd. (a)	11,200	274,624
OSAKA Titanium Technologies Co., Ltd. (a)	8,500	129,399
Osaki Electric Co., Ltd.	16,000	99,598
OSJB Holdings Corp.	104,600	261,772
Outsourcing, Inc. (a)	51,300	633,110
Oyo Corp.	21,200	214,136
Pacific Industrial Co., Ltd.	32,500	456,882
Pacific Metals Co., Ltd. (a)	7,399	180,020
Pack Corp.	4,800	147,229
PAL GROUP Holdings Co., Ltd.	5,700	154,750
Paramount Bed Holdings Co., Ltd.	5,600	248,417
Pasona Group, Inc.	15,800	238,816
PC Depot Corp.	59,200	236,939
Penta-Ocean Construction Co., Ltd.	175,500	813,403
Pepper Food Service Co., Ltd. (a)	7,400	153,435
PIA Corp. (a)	5,100	211,492
Piolax, Inc. (a)	18,200	350,073
PKSHA Technology, Inc. (a)(c)	5,200	288,928
Plenus Co., Ltd. (a)	9,900	157,956
Poletowin Pitcrew Holdings, Inc. (a)	19,500	195,379
Premier Investment Corp. REIT	1,460	1,841,406
Press Kogyo Co., Ltd.	70,400	373,355
Pressance Corp. (a)	19,400	241,350
Prestige International, Inc.	30,100	378,001
Prima Meat Packers, Ltd.	16,700	309,905
Qol Holdings Co., Ltd.	11,000	149,867
Raito Kogyo Co., Ltd.	37,500	505,489
Rakus Co., Ltd. (a)	14,200	258,893
RaQualia Pharma, Inc. (a)(c)	20,300	315,637
Relia, Inc.	25,800	224,936
Remixpoint., Inc. (a)	21,600	59,130
RENOVA, Inc. (a)(c)	24,700	218,693
Resorttrust, Inc. (a)	45,800	620,680
Rheon Automatic Machinery Co., Ltd. (a)	16,300	233,120
Ricoh Leasing Co., Ltd.	7,700	232,353
Riken Corp.	7,000	318,110
Riken Keiki Co., Ltd.	14,300	275,703

145

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Riken Technos Corp.	52,700	$ 215,685
Riken Vitamin Co., Ltd.	5,400	171,243
Ringer Hut Co., Ltd. (a)	15,900	339,447
Riso Kagaku Corp.	9,200	145,458
Rock Field Co., Ltd.	10,600	156,579
Rokko Butter Co., Ltd.	10,600	204,559
Rorze Corp. (a)	14,400	215,574
Round One Corp. (a)	47,500	601,233
Royal Holdings Co., Ltd.	14,800	370,117
RS Technologies Co., Ltd. (a)	4,900	125,018
Ryobi, Ltd.	16,400	368,050
Ryosan Co., Ltd. (a)	10,000	268,148
S Foods, Inc.	12,000	439,084
Sac's Bar Holdings, Inc.	34,300	355,752
Sagami Holdings Corp. (a)	24,400	281,509
Saizeriya Co., Ltd.	16,600	319,747
Sakai Chemical Industry Co., Ltd. (a)	26,953	591,975
Sakai Moving Service Co., Ltd.	4,200	266,378
Sakata INX Corp.	25,200	232,454
Sakata Seed Corp.	18,000	612,278
Sakura Internet, Inc. (a)	44,700	199,905
Sala Corp. (a)	62,400	347,277
SAMTY Co., Ltd.	17,700	239,870
San ju San Financial Group, Inc. (a)	14,900	207,713
San-A Co., Ltd.	10,200	408,240
San-Ai Oil Co., Ltd.	43,200	354,780
SanBio Co., Ltd. (a)(c)	14,600	376,723
Sanden Holdings Corp. (a)(c)	11,200	76,296
Sanei Architecture Planning Co., Ltd.	18,900	267,231
Sangetsu Corp.	35,500	644,347
San-In Godo Bank, Ltd.	85,900	616,205
Sanken Electric Co., Ltd. (a)	15,100	280,213
Sanki Engineering Co., Ltd.	27,100	296,255
Sankyo Tateyama, Inc.	30,000	403,307
Sanoh Industrial Co., Ltd.	43,800	199,837
Sanrio Co., Ltd.	31,500	751,606
Sanyo Chemical Industries, Ltd.	5,400	249,790
Sanyo Denki Co., Ltd.	5,000	179,338
Sanyo Electric Railway Co., Ltd.	7,800	155,246
Sanyo Shokai, Ltd. (a)	3,000	46,809
Sanyo Special Steel Co., Ltd.	20,287	415,876
Sanyo Trading Co., Ltd.	15,200	256,938
Sapporo Holdings, Ltd.	44,900	980,470
Sato Holdings Corp.	29,740	697,520
SEC Carbon, Ltd. (a)	1,500	131,319
Seed Co., Ltd. (a)	15,700	162,837
Seika Corp.	4,400	53,904
Seikagaku Corp.	23,800	257,815
Seiko Holdings Corp. (a)	11,800	280,914
Seiren Co., Ltd.	45,280	668,860
Sekisui Jushi Corp.	16,500	290,541
Sekisui Plastics Co., Ltd.	24,400	195,976
Senko Group Holdings Co., Ltd.	49,800	413,481
Security Description	Shares	Value
Senshu Ikeda Holdings, Inc.	147,660	$ 378,872
Septeni Holdings Co., Ltd.	16,400	49,044
Shibaura Electronics Co., Ltd.	5,800	197,552
Shibuya Corp.	10,900	322,022
Shiga Bank, Ltd. (a)	30,500	726,919
Shikoku Bank, Ltd.	24,000	225,505
Shikoku Chemicals Corp.	25,400	277,671
Shima Seiki Manufacturing, Ltd. (a)	22,645	695,605
Shimachu Co., Ltd.	46,960	1,223,586
Shinagawa Refractories Co., Ltd.	6,400	181,271
Shindengen Electric Manufacturing Co., Ltd.	4,100	151,317
Shin-Etsu Polymer Co., Ltd.	24,000	177,368
Shinkawa, Ltd. (a)(c)	9,200	34,577
Shinko Electric Industries Co., Ltd. (a)	29,700	227,543
Shinko Plantech Co., Ltd.	32,500	346,479
Shinmaywa Industries, Ltd.	26,000	323,224
Shinoken Group Co., Ltd. (a)	25,000	168,722
Shinsho Corp.	4,000	93,310
Ship Healthcare Holdings, Inc.	16,900	693,956
Shizuoka Gas Co., Ltd.	29,600	224,905
SHO-BOND Holdings Co., Ltd.	15,600	1,041,550
Shochiku Co., Ltd. (a)	13,060	1,463,107
Shoei Co., Ltd. (a)	5,600	239,057
Shoei Foods Corp. (a)	7,200	204,906
Showa Corp.	25,700	327,853
Showa Sangyo Co., Ltd.	7,600	205,853
Siix Corp. (a)	22,900	346,753
Sinanen Holdings Co., Ltd.	7,600	144,536
Sinfonia Technology Co., Ltd.	46,280	565,303
Sinko Industries, Ltd.	15,900	215,045
Sintokogio, Ltd. (a)	36,200	312,010
SKY Perfect JSAT Holdings, Inc.	61,000	253,512
SMK Corp.	504	11,921
SMS Co., Ltd. (a)	47,600	859,668
Sodick Co., Ltd. (a)	27,300	227,654
Sogo Medical Holdings Co., Ltd.	7,800	119,447
Solasto Corp. (a)	25,900	291,561
Sosei Group Corp. (a)(c)	44,200	600,994
Space Value Holdings Co., Ltd. (a)	28,400	131,371
ST Corp. (a)	15,500	264,950
St Marc Holdings Co., Ltd.	3,000	67,462
Star Asia Investment Corp. REIT (a)	229	226,135
Star Micronics Co., Ltd. (a)	21,400	325,780
Starts Corp., Inc.	16,900	360,796
Starts Proceed Investment Corp. REIT	168	277,609
Starzen Co., Ltd. (a)	4,800	164,141
Stella Chemifa Corp. (a)	7,200	197,750
Studio Alice Co., Ltd.	14,200	292,762
Sumida Corp. (a)	20,300	286,476
Sumitomo Densetsu Co., Ltd.	17,300	293,530
Sumitomo Mitsui Construction Co., Ltd.	82,560	575,089

146

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Sumitomo Osaka Cement Co., Ltd.	21,679	$ 853,959
Sumitomo Seika Chemicals Co., Ltd.	2,400	88,250
Sumitomo Warehouse Co., Ltd. (a)	45,500	573,452
Sun Frontier Fudousan Co., Ltd.	5,800	62,043
Sun-Wa Technos Corp.	22,200	172,891
Suruga Bank, Ltd. (a)(c)	141,300	654,894
Sushiro Global Holdings, Ltd.	11,000	757,284
SWCC Showa Holdings Co., Ltd.	4,500	28,622
Systena Corp.	46,600	506,060
Syuppin Co., Ltd. (a)	22,200	164,266
T Hasegawa Co., Ltd. (a)	16,300	262,868
T RAD Co., Ltd.	11,200	214,721
Tachi-S Co., Ltd.	21,700	310,546
Tadano, Ltd. (a)	70,400	668,477
Taihei Dengyo Kaisha, Ltd.	12,500	265,506
Taiho Kogyo Co., Ltd.	24,500	200,321
Taikisha, Ltd.	16,300	495,546
Taiko Pharmaceutical Co., Ltd. (a)	14,800	251,246
Taiyo Holdings Co., Ltd.	4,600	151,484
Takamatsu Construction Group Co., Ltd.	7,900	170,583
Takaoka Toko Co., Ltd.	1,900	22,607
Takara Standard Co., Ltd.	30,800	471,663
Takasago International Corp.	25,400	767,611
Takasago Thermal Engineering Co., Ltd.	35,500	571,541
Takeei Corp.	36,900	244,366
Takeuchi Manufacturing Co., Ltd.	23,300	409,858
Takisawa Machine Tool Co., Ltd.	18,300	247,670
Takuma Co., Ltd.	40,900	488,132
Tamron Co., Ltd.	5,400	98,501
Tamura Corp. (a)	51,800	285,945
Tanseisha Co., Ltd.	24,800	293,070
Tatsuta Electric Wire and Cable Co., Ltd.	51,100	210,522
Tayca Corp. (a)	11,500	265,045
TechMatrix Corp.	15,400	257,536
Teikoku Electric Manufacturing Co., Ltd.	3,600	36,558
Teikoku Sen-I Co., Ltd. (a)	16,400	405,092
TKC Corp.	7,700	281,398
Toa Corp. (f)	20,700	208,711
Toa Corp. (a)(f)	8,000	115,354
TOA ROAD Corp.	7,900	207,198
Toagosei Co., Ltd.	140,700	1,487,275
Tobishima Corp. (a)	10,710	130,240
TOC Co., Ltd.	77,960	538,821
Tocalo Co., Ltd.	33,900	267,071
Toei Animation Co., Ltd.	8,700	429,164
Toei Co., Ltd.	8,740	1,163,122
Toho Bank, Ltd.	90,000	240,683
Toho Co., Ltd.	15,400	307,763
Toho Titanium Co., Ltd. (a)	24,900	213,490
Toho Zinc Co., Ltd. (a)	12,500	353,481
TOKAI Holdings Corp.	63,700	528,891
Security Description	Shares	Value
Tokai Rika Co., Ltd.	20,700	$ 352,901
Tokai Tokyo Financial Holdings, Inc. (a)	125,900	456,122
Tokushu Tokai Paper Co., Ltd.	5,100	186,380
Tokyo Dome Corp.	46,900	447,877
Tokyo Energy & Systems, Inc.	27,800	247,396
Tokyo Kiraboshi Financial Group, Inc.	400	5,656
Tokyo Ohka Kogyo Co., Ltd.	20,100	548,421
Tokyo Rope Manufacturing Co., Ltd. (a)	21,400	188,701
Tokyo Seimitsu Co., Ltd.	24,400	620,774
Tokyo Steel Manufacturing Co., Ltd.	57,500	499,752
Tokyo Tekko Co., Ltd.	1,800	20,230
Tokyotokeiba Co., Ltd.	8,900	270,172
Tokyu Construction Co., Ltd.	43,000	322,447
Tokyu REIT, Inc.	360	583,168
Tomoe Engineering Co., Ltd.	2,800	61,876
TOMONY Holdings, Inc.	97,480	370,774
Tomy Co., Ltd.	58,800	606,673
Tonami Holdings Co., Ltd.	4,200	239,057
Topcon Corp.	59,100	697,336
Toppan Forms Co., Ltd.	27,900	238,203
Topre Corp. (a)	26,200	489,275
Topy Industries, Ltd.	23,698	474,024
Torex Semiconductor, Ltd.	20,500	222,623
Toridoll Holdings Corp. (a)	10,200	205,871
Torii Pharmaceutical Co., Ltd.	5,600	112,673
Torikizoku Co., Ltd. (a)	14,400	224,941
Torishima Pump Manufacturing Co., Ltd.	5,600	48,773
Tosei Reit Investment Corp.	222	237,674
Toshiba Machine Co., Ltd. (a)	10,200	205,226
Toshiba TEC Corp.	10,800	300,041
Tosho Co., Ltd. (a)	9,000	249,627
Totetsu Kogyo Co., Ltd.	16,300	449,158
Towa Bank, Ltd.	29,600	190,407
Towa Pharmaceutical Co., Ltd. (a)	8,400	221,071
Toyo Construction Co., Ltd.	42,400	163,570
Toyo Corp.	5,668	44,807
Toyo Denki Seizo KK (a)	19,200	210,413
Toyo Ink SC Holdings Co., Ltd.	23,300	523,111
Toyo Kanetsu KK	7,500	135,791
Toyo Machinery & Metal Co., Ltd.	42,100	218,706
Toyo Securities Co., Ltd.	122,500	157,158
Toyo Tanso Co., Ltd. (a)	8,300	154,249
Toyobo Co., Ltd.	42,778	546,875
TPR Co., Ltd.	18,300	348,028
Trancom Co., Ltd.	3,800	223,499
Transcosmos, Inc. (c)	16,000	312,093
Tri Chemical Laboratories, Inc. (a)	6,700	319,004
Trusco Nakayama Corp.	23,700	656,281
Trust Tech, Inc. (a)	6,400	211,917
TSI Holdings Co., Ltd.	74,700	427,879
Tsubaki Nakashima Co., Ltd. (a)	28,600	513,423

147

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Tsubakimoto Chain Co.	19,700	$ 703,031
Tsugami Corp. (a)	42,000	323,296
Tsukishima Kikai Co., Ltd.	28,900	360,059
Tsukuba Bank, Ltd. (a)	112,900	196,862
Tsukui Corp.	30,900	194,303
Tsurumi Manufacturing Co., Ltd.	10,900	195,281
UACJ Corp. (a)	2,400	44,971
Uchida Yoko Co., Ltd.	6,800	199,973
UKC Holdings Corp. (a)	10,800	199,734
Union Tool Co.	7,200	190,140
Unipres Corp.	19,400	303,046
United Arrows, Ltd.	15,700	546,808
United Super Markets Holdings, Inc. (a)	35,100	347,242
UNITED, Inc. (a)	5,300	72,639
Unitika, Ltd. (c)	6,400	24,574
Unizo Holdings Co., Ltd. (a)	21,700	413,865
Ushio, Inc. (a)	63,500	741,221
UT Group Co., Ltd. (a)	15,400	352,843
Uzabase, Inc. (c)	9,600	261,933
V Technology Co., Ltd. (a)	1,936	245,400
Valor Holdings Co., Ltd.	34,600	838,390
Valqua, Ltd. (a)	10,476	209,454
ValueCommerce Co., Ltd. (a)	14,100	263,185
Vector, Inc. (a)(c)	19,400	245,030
VIA Holdings, Inc. (a)(c)	42,600	262,485
Vision, Inc. (c)	5,700	264,697
Vital KSK Holdings, Inc. (a)	29,700	293,015
VT Holdings Co., Ltd.	85,900	323,624
Wacom Co., Ltd. (a)	78,600	330,917
Wakachiku Construction Co., Ltd.	3,800	51,051
Wakita & Co., Ltd.	10,900	108,818
Warabeya Nichiyo Holdings Co., Ltd.	14,500	238,424
Watahan & Co., Ltd. (a)	9,800	190,006
WATAMI Co., Ltd.	17,800	259,237
WDB Holdings Co., Ltd.	7,500	209,378
World Holdings Co., Ltd.	9,000	153,598
Yahagi Construction Co., Ltd.	28,200	195,414
Yakuodo Co., Ltd. (a)	7,700	184,839
YAMABIKO Corp.	24,000	230,492
YAMADA Consulting Group Co., Ltd. (a)	11,200	233,137
Yamagata Bank, Ltd.	15,600	277,653
Yamaichi Electronics Co., Ltd.	17,800	174,969
YA-MAN, Ltd. (a)	15,700	161,702
Yamanashi Chuo Bank, Ltd.	23,900	296,037
Yamashin-Filter Corp. (a)	32,900	210,149
Yamato Kogyo Co., Ltd.	24,500	668,474
Yamazen Corp.	52,500	553,530
Yellow Hat, Ltd.	20,600	270,982
Yodogawa Steel Works, Ltd.	33,100	614,242
Yokogawa Bridge Holdings Corp. (a)	19,900	342,139
Yokohama Reito Co., Ltd.	28,300	228,578
Yokowo Co., Ltd. (a)	22,000	320,802
Security Description	Shares	Value
Yondoshi Holdings, Inc. (a)	16,200	$ 305,017
Yonex Co., Ltd. (a)	27,500	167,209
Yorozu Corp.	16,200	211,638
Yoshinoya Holdings Co., Ltd. (a)	33,600	542,773
Yuasa Trading Co., Ltd.	10,300	290,337
Yume No Machi Souzou Iinkai Co., Ltd. (a)	15,172	218,084
Yumeshin Holdings Co., Ltd. (a)	47,900	334,523
Yurtec Corp.	33,100	242,228
Yushin Precision Equipment Co., Ltd. (a)	16,900	153,449
Zenrin Co., Ltd. (a)	47,965	1,062,133
ZERIA Pharmaceutical Co., Ltd.	23,900	413,070
ZIGExN Co., Ltd. (a)	38,000	200,840
Zojirushi Corp. (a)	25,300	262,863
		300,081,025
LIECHTENSTEIN — 0.0% (g)
VP Bank AG	1,858	256,340
LUXEMBOURG — 0.2%
Befesa SA (e)	9,081	396,138
Corp. America Airports SA (a)(c)	29,804	246,479
Solutions 30 SE (c)	82,382	1,006,429
		1,649,046
MACAU — 0.1%
Macau Legend Development, Ltd.	3,267,740	553,646
MALTA — 0.0% (g)
Catena Media PLC (a)(c)	28,762	200,320
Kambi Group PLC (a)(c)	12,875	220,429
		420,749
NETHERLANDS — 1.7%
Accell Group NV	13,833	384,426
AMG Advanced Metallurgical Group NV (a)	18,999	591,778
Arcadis NV (a)	34,356	535,444
BE Semiconductor Industries NV	43,563	1,160,257
BinckBank NV	4,391	31,062
Brack Capital Properties NV (c)	1,075	116,279
Brunel International NV (a)	19,244	291,926
Constellium NV Class A (c)	76,726	612,274
Corbion NV	43,889	1,320,724
Eurocommercial Properties NV	22,455	648,494
Flow Traders (e)	21,376	590,450
ForFarmers NV	10,884	89,581
Fugro NV (a)(c)	53,750	547,403
Heijmans NV (c)	25,567	255,787
Intertrust NV (e)	43,711	824,559
Kendrion NV	13,239	292,551
Koninklijke BAM Groep NV	137,150	591,972
Koninklijke Volkerwessels NV	17,568	362,568
NSI NV REIT	12,277	521,771
Pharming Group NV (a)(c)	423,275	385,210
PostNL NV	268,423	686,888
Rhi Magnesita NV	280	16,499
Shop Apotheke Europe NV (c)(e)	5,275	217,375

148

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
uniQure NV (a)(c)	14,519	$ 866,058
Vastned Retail NV REIT	13,935	540,601
Wereldhave NV REIT (a)	24,846	679,882
Wessanen	33,296	406,016
		13,567,835
NEW ZEALAND — 1.3%
Argosy Property, Ltd.	395,769	345,490
Arvida Group, Ltd.	272,504	241,602
Chorus, Ltd.	175,224	705,066
Genesis Energy, Ltd.	224,534	493,086
Goodman Property Trust REIT	413,773	488,194
Infratil, Ltd.	342,784	974,857
Kiwi Property Group, Ltd.	620,334	628,255
Metlifecare, Ltd.	73,904	251,509
New Zealand Refining Co., Ltd.	113,323	162,301
Precinct Properties New Zealand, Ltd.	526,912	560,592
Pushpay Holdings, Ltd. (c)	99,630	218,112
Restaurant Brands New Zealand, Ltd.	154,634	922,778
SKYCITY Entertainment Group, Ltd.	385,064	1,016,315
Stride Property Group	290,747	400,545
Summerset Group Holdings, Ltd.	147,599	664,372
Synlait Milk, Ltd. (a)(c)	34,885	252,191
Tourism Holdings, Ltd.	70,511	227,939
Trade Me Group, Ltd.	227,282	995,140
Vital Healthcare Property Trust REIT	260,726	384,970
Z Energy, Ltd.	224,636	959,043
		10,892,357
NORWAY — 1.4%
Akastor ASA (c)	103,600	157,837
Aker Solutions ASA (c)	64,089	324,181
Archer, Ltd. (c)	312,551	179,293
Atea ASA	44,977	653,899
Avance Gas Holding, Ltd. (a)(c)(e)	15,483	30,888
Axactor SE (c)	79,242	169,129
B2Holding ASA (a)	171,212	240,567
Borregaard ASA	60,379	599,471
BW Offshore, Ltd. (c)	54,130	281,600
DOF ASA (a)(c)	325,694	180,403
Europris ASA (e)	55,468	177,452
Frontline, Ltd. (a)(c)	51,025	326,476
Golden Ocean Group, Ltd. (a)(c)	38,884	185,477
Grieg Seafood ASA	31,211	379,101
Kitron ASA	234,101	236,504
Komplett Bank ASA (c)	124,571	180,819
Kongsberg Automotive ASA (a)(c)	292,581	261,609
Kvaerner ASA	120,797	177,304
NEL ASA (a)(c)	636,632	429,887
Nordic Nanovector ASA (a)(c)	32,428	167,721
Nordic Semiconductor ASA (a)(c)	91,183	382,241
Norway Royal Salmon ASA (a)	9,886	229,597
Norwegian Air Shuttle ASA (c)	30,303	154,830
Security Description	Shares	Value
Ocean Yield ASA	23,688	$ 175,770
Odfjell Drilling, Ltd. (a)(c)	63,657	199,584
Petroleum Geo-Services ASA (c)	164,868	381,557
Prosafe SE (c)	66,798	128,297
Protector Forsikring ASA (a)(c)	62,662	379,104
Sbanken ASA (e)	41,151	374,161
Scatec Solar ASA (e)	82,483	849,580
Ship Finance International, Ltd. (a)	37,320	460,529
Solstad Offshore ASA (c)	474,611	87,079
SpareBank 1 Nord Norge	43,102	318,825
SpareBank 1 SMN (a)	44,711	453,776
Stolt-Nielsen, Ltd.	13,805	172,811
Veidekke ASA	86,191	905,788
Wallenius Wilhelmsen ASA (a)(c)	69,251	242,052
		11,235,199
PERU — 0.1%
Hochschild Mining PLC	224,302	603,844
PORTUGAL — 0.2%
Altri SGPS SA	142,174	1,114,287
Banco Comercial Portugues SA Class R (c)	3,105	803
Mota-Engil SGPS SA (a)(c)	43,535	99,722
REN - Redes Energeticas Nacionais SGPS SA	114,334	326,342
		1,541,154
SINGAPORE — 1.7%
Accordia Golf Trust	442,800	194,512
AIMS AMP Capital Industrial REIT	276,354	289,718
Ascendas Hospitality Trust	564,700	366,878
Ascott Residence Trust REIT	587,225	511,573
Best World International, Ltd. (a)	280,300	449,059
BW LPG, Ltd. (a)(c)(e)	22,909	80,073
Cache Logistics Trust REIT	44,748	24,612
CapitaLand Retail China Trust REIT	378,873	439,151
CDL Hospitality Trusts	484,680	583,262
China Aviation Oil Singapore Corp., Ltd.	244,700	242,080
China New Town Development Co., Ltd. (c)(d)	428,500	10,808
Chip Eng Seng Corp., Ltd. (a)	449,400	253,814
CITIC Envirotech, Ltd.	662,200	234,667
ESR-REIT	303,209	120,881
Ezion Holdings, Ltd. (c)(d)	4,945,500	157,000
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
First Real Estate Investment Trust	636,200	464,997
First Resources, Ltd.	232,000	280,901
Frasers Centrepoint Trust REIT	291,400	512,021
Frasers Commercial Trust REIT	364,399	398,162
Frasers Logistics & Industrial Trust REIT	681,049	583,253
GuocoLand, Ltd. (a)	203,400	291,322
Hyflux, Ltd. (b)(c)	33,300	—

149

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
IGG, Inc.	488,000	$ 676,366
Keppel DC REIT	336,966	373,163
Keppel Infrastructure Trust (a)	1,410,638	484,272
Lian Beng Group, Ltd.	137,100	50,609
Manulife US Real Estate Investment Trust	771,346	659,501
Midas Holdings, Ltd. (b)(c)	1,078,700	—
OUE Hospitality Trust	928,233	496,839
OUE Lippo Healthcare, Ltd. (c)	3,600	181
Parkway Life Real Estate Investment Trust	275,300	593,485
Raffles Medical Group, Ltd. (a)	531,710	420,029
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	214,849	67,413
Sheng Siong Group, Ltd.	309,700	237,791
Singapore Post, Ltd.	753,000	555,925
Soilbuild Business Space REIT	313,010	142,120
Starhill Global REIT	818,800	441,288
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (b)(c)	1,254	—
UMS Holdings, Ltd. (a)	455,474	243,794
United Engineers, Ltd.	317,700	591,070
Wing Tai Holdings, Ltd.	617,999	926,200
Zheng Li Holdings, Ltd. (c)	330,000	215,657
		13,664,447
SOUTH KOREA — 10.6%
AbClon, Inc. (c)	5,030	218,243
Able C&C Co., Ltd. (c)	8,093	90,192
Advanced Process Systems Corp. (a)	8,310	203,522
Aekyung Industrial Co., Ltd.	4,320	188,960
AfreecaTV Co., Ltd.	5,690	274,199
Ahnlab, Inc.	2,944	135,646
AJ Rent A Car Co., Ltd. (c)	2,880	29,178
AK Holdings, Inc.	2,103	94,302
Alteogen, Inc. (c)	8,163	346,987
Amicogen, Inc. (c)	14,233	401,874
Amotech Co., Ltd. (c)	10,321	192,308
Anam Electronics Co., Ltd. (c)	90,956	202,730
Ananti, Inc. (a)(c)	21,431	289,812
Anterogen Co., Ltd. (a)(c)	3,139	226,209
Aprogen pharmaceuticals, Inc. (c)	45,450	87,889
Asiana Airlines, Inc. (c)	48,389	149,630
ATGen Co., Ltd. (c)	19,189	255,267
BGF Co., Ltd.	32,803	236,392
BH Co., Ltd. (c)	17,660	301,049
Binex Co., Ltd. (c)	16,730	159,916
Binggrae Co., Ltd.	1,523	90,030
Boryung Pharmaceutical Co., Ltd.	20,113	212,630
Bukwang Pharmaceutical Co., Ltd.	18,379	309,258
Byucksan Corp.	6,527	16,819
Cafe24 Corp. (c)	3,485	331,583
CammSys Corp. (c)	143,865	241,444
Caregen Co., Ltd. (d)	3,538	238,443
Security Description	Shares	Value
Cell Biotech Co., Ltd.	3,596	$ 100,743
Cellumed Co., Ltd. (c)	24,228	196,368
Chabiotech Co., Ltd. (c)	29,341	553,165
Cheil Worldwide, Inc.	48,671	1,037,652
Choa Pharmaceutical Co. (c)	19,288	79,269
Chong Kun Dang Pharmaceutical Corp.	4,252	382,084
Chongkundang Holdings Corp.	2,149	129,497
CJ CGV Co., Ltd.	553	21,144
CJ Freshway Corp.	1,799	52,618
CMG Pharmaceutical Co., Ltd. (c)	45,955	185,018
CNK International Co., Ltd. (b)(c)	16,071	—
Com2uSCorp	7,552	694,590
Coreana Cosmetics Co., Ltd. (c)	48,519	198,333
Cosmax, Inc.	5,789	772,649
Cosmecca Korea Co., Ltd.	8,264	169,634
CosmoAM&T Co., Ltd. (c)	11,742	151,029
COSON Co., Ltd. (c)	19,672	164,641
CROWNHAITAI Holdings Co., Ltd.	1,960	20,548
CrystalGenomics, Inc. (c)	19,110	292,096
CS Wind Corp.	9,349	312,979
CTC BIO, Inc. (c)	6,801	48,771
Cuckoo Homesys Co., Ltd.	1,393	239,305
CUROCOM Co., Ltd. (c)	133,704	139,582
Dae Han Flour Mills Co., Ltd.	517	86,311
Dae Hwa Pharmaceutical Co., Ltd.	9,876	177,491
Daea TI Co., Ltd.	33,210	195,146
Daeduck Electronics Co.	48,186	404,981
Daesang Corp.	18,319	457,531
Daewon Pharmaceutical Co., Ltd.	11,619	167,872
Daewoo Engineering & Construction Co., Ltd. (c)	122,739	549,303
Daewoong Co., Ltd.	26,815	468,926
Daishin Securities Co., Ltd. Preference Shares	67,650	514,929
Daou Technology, Inc.	20,529	382,511
Dawonsys Co., Ltd.	17,706	243,339
DB HiTek Co., Ltd.	27,685	304,874
Dentium Co., Ltd.	6,404	344,714
DGB Financial Group, Inc.	110,763	797,228
Digital Power Communications Co., Ltd.	14,888	103,617
DIO Corp. (c)	840	28,010
DMS Co., Ltd.	47,108	224,106
Dong-A Socio Holdings Co., Ltd.	4,690	429,707
Dong-A ST Co., Ltd.	4,945	419,961
Dongkoo Bio & Pharma Co., Ltd. (c)	9,849	170,065
DongKook Pharmaceutical Co., Ltd.	3,530	181,616
Dongkuk Steel Mill Co., Ltd. (c)	22,048	143,154
Dongsung Finetec Co., Ltd. (c)	9,230	70,337
Dongsung Pharmaceutical Co., Ltd. (c)	9,815	138,781
Dongwha Pharm Co., Ltd.	33,467	277,147
Dongwon F&B Co., Ltd.	446	100,390

150

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Dongwon Industries Co., Ltd.	194	$ 39,822
Doosan Heavy Industries & Construction Co., Ltd. (a)(c)	48,585	286,348
Doosan Infracore Co., Ltd. (c)	63,715	395,728
DoubleUGames Co., Ltd. (a)	7,106	384,379
Douzone Bizon Co., Ltd.	17,400	714,334
Easy Bio, Inc.	38,777	235,033
Ecopro Co., Ltd. (a)(c)	11,877	286,697
EM-Tech Co., Ltd.	18,184	232,286
Enerzent Co., Ltd. (c)	80,961	131,951
ENF Technology Co., Ltd.	23,396	333,905
Enzychem Lifesciences Corp. (c)	2,857	232,315
Esmo Corp. (c)	34,136	181,040
Eugene Corp.	42,361	248,173
Eugene Investment & Securities Co., Ltd.	122,769	267,148
Eugene Technology Co., Ltd.	4,095	43,472
F&F Co., Ltd.	4,271	303,271
Feelingk Co., Ltd. (c)	101,111	159,002
Feelux Co., Ltd. (c)	22,626	176,806
Finetex EnE, Inc. (b)(c)	52,969	—
Foosung Co., Ltd. (c)	41,677	273,906
GemVax & Kael Co., Ltd. (c)	16,655	225,960
Genexine Co., Ltd. (c)	8,714	651,765
GNCO Co., Ltd. (c)	23,933	33,419
Golfzon Newdin Holdings Co., Ltd.	2,734	8,430
Grand Korea Leisure Co., Ltd.	16,063	320,524
Green Cross Cell Corp.	3,442	146,613
Green Cross Corp.	4,379	557,454
Green Cross Holdings Corp.	15,945	338,538
Green Cross LabCell Corp.	5,168	202,377
GS Home Shopping, Inc.	2,754	434,050
G-SMATT GLOBAL Co., Ltd. (c)	89,372	108,261
G-treeBNT Co., Ltd. (c)	15,147	378,975
HAESUNG DS Co., Ltd.	18,087	224,673
Halla Holdings Corp.	2,931	105,094
Hana Tour Service, Inc.	5,054	322,359
Hanall Biopharma Co., Ltd. (c)	17,242	517,214
Handsome Co., Ltd.	12,636	495,933
Hanil Cement Co., Ltd.	16	2,037
Hanil Holdings Co., Ltd.	3,446	166,061
Hanjin Kal Corp.	25,267	572,075
Hanjin Shipping Co., Ltd. (b)(c)	1,732	—
Hanjin Transportation Co., Ltd.	4,327	138,185
Hankook Cosmetics Co., Ltd. (c)	21,103	211,941
Hankook Tire Worldwide Co., Ltd.	15,267	209,146
Hanmi Semiconductor Co., Ltd.	15,259	107,677
Hansae Co., Ltd.	11,640	292,256
Hansol Chemical Co., Ltd.	9,242	670,902
Hansol Holdings Co., Ltd. (c)	51,407	198,364
Hansol Paper Co., Ltd.	27,611	358,790
Hanssem Co., Ltd. (a)	7,940	642,139
Hanwha Aerospace Co., Ltd. (c)	24,521	743,126
Hanwha General Insurance Co., Ltd.	45,473	207,114
Security Description	Shares	Value
Hanwha Investment & Securities Co., Ltd. (c)	90,973	$ 174,717
HDC Holdings Co., Ltd.	15,925	265,861
HDC Hyundai Engineering Plastics Co., Ltd.	5,411	20,593
Hite Jinro Co., Ltd.	17,914	291,965
HLB Life Science Co., Ltd. (c)	17,746	251,705
HS Industries Co., Ltd.	38,372	299,174
Huchems Fine Chemical Corp.	23,347	458,672
Hugel, Inc. (c)	1,523	507,175
Humedix Co., Ltd.	1,261	30,661
Huons Co., Ltd.	3,679	215,859
Huons Global Co., Ltd.	2,474	88,598
Hyosung Advanced Materials Corp. (c)	2,190	242,133
Hyosung Chemical Corp.	1,938	239,881
Hyosung Corp.	6,344	421,965
Hyosung Heavy Industries Corp. (c)	4,974	173,527
Hyosung TNC Co., Ltd.	1,794	273,423
Hyundai Bioscience Co., Ltd. (a)(c)	50,020	389,108
Hyundai Construction Equipment Co., Ltd.	7,616	319,710
Hyundai Corp.	2,583	56,776
Hyundai Greenfood Co., Ltd. (a)	38,247	481,836
Hyundai Home Shopping Network Corp. (a)	4,449	427,223
Hyundai Hy Communications & Network Co., Ltd.	13,444	49,744
Hyundai Livart Furniture Co., Ltd.	14,148	256,137
Hyundai Merchant Marine Co., Ltd. (a)(c)	134,746	432,099
Hyundai Mipo Dockyard Co., Ltd.	9,246	478,958
Hyundai Wia Corp.	2,107	75,177
Il Dong Pharmaceutical Co., Ltd.	9,299	178,181
Ilyang Pharmaceutical Co., Ltd. (c)	9,028	227,867
Innocean Worldwide, Inc.	6,363	391,837
Innox Advanced Materials Co., Ltd. (c)	2,958	119,873
Inscobee, Inc. (c)	58,842	242,346
Insun ENT Co., Ltd. (c)	42,712	302,156
Interojo Co., Ltd.	4,150	83,724
iNtRON Biotechnology, Inc. (c)	16,303	282,943
IS Dongseo Co., Ltd.	6,586	182,187
ISC Co., Ltd.	24,714	197,912
Jahwa Electronics Co., Ltd. (a)	25,536	318,328
Jayjun Cosmetic Co., Ltd. (c)	16,599	146,965
JB Financial Group Co., Ltd.	162,420	797,004
Jeil Pharmaceutical Co., Ltd.	5,303	201,356
Jeju Air Co., Ltd.	5,620	195,816
Jenax, Inc. (c)	7,941	94,094
Jin Air Co., Ltd.	14,323	291,482
JoyCity Corp. (c)	338	2,844
JW Pharmaceutical Corp.	6,815	229,648
JW Shinyak Corp.	33,583	191,421

151

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
JYP Entertainment Corp.	23,449	$ 636,269
Kangstem Biotech Co., Ltd. (c)	15,373	278,992
KC Co., Ltd.	6,291	87,013
KEPCO Engineering & Construction Co., Inc.	15,407	321,686
KEPCO Plant Service & Engineering Co., Ltd.	16,769	514,106
Kginicis Co., Ltd. (a)	17,795	206,937
KGMobilians Co., Ltd.	12,165	74,270
Kiwi Media Group Co., Ltd. (c)	677,509	173,093
KIWOOM Securities Co., Ltd. (a)	7,738	552,860
Koh Young Technology, Inc.	5,251	395,525
Kolmar Korea Co., Ltd. (a)	9,986	700,278
Kolon Industries, Inc.	10,153	452,596
Kolon Life Science, Inc. (c)	3,272	216,769
Komipharm International Co., Ltd. (a)(c)	16,207	327,681
KONA I Co., Ltd. (c)	1,205	11,677
Korea Circuit Co., Ltd. (c)	45,549	231,136
Korea Electric Terminal Co., Ltd.	2,885	156,056
Korea Line Corp. (c)	7,397	137,826
Korea Petrochemical Ind Co., Ltd.	2,893	400,142
Korea Real Estate Investment & Trust Co., Ltd.	58,226	133,369
Korea United Pharm, Inc.	7,712	172,231
Korean Reinsurance Co.	104,164	839,662
Kortek Corp.	8,645	117,668
KT Skylife Co., Ltd.	5,693	59,182
Kumho Industrial Co., Ltd.	15,045	126,712
Kumho Tire Co., Inc. (c)	55,467	213,541
Kwang Dong Pharmaceutical Co., Ltd.	19,463	119,340
KyungDong City Gas Co., Ltd.	853	25,212
Kyungdong Pharm Co., Ltd.	15,326	141,770
L&F Co., Ltd.	12,061	304,420
Leaders Cosmetics Co., Ltd. (c)	8,047	75,500
LEENO Industrial, Inc.	7,517	395,353
LegoChem Biosciences, Inc. (c)	6,325	306,471
LF Corp.	2,462	54,224
LG International Corp.	26,436	373,798
Lock&Lock Co., Ltd.	3,789	67,929
LOT Vacuum Co., Ltd.	29,390	213,868
Lotte Chilsung Beverage Co., Ltd.	301	469,625
LOTTE Fine Chemical Co., Ltd.	16,330	634,440
Lotte Food Co., Ltd.	752	420,685
LOTTE Himart Co., Ltd.	4,578	206,496
Lotte Non-Life Insurance Co., Ltd. (c)	116,049	279,618
LS Industrial Systems Co., Ltd.	12,623	528,229
Lumens Co., Ltd. (c)	19,755	43,596
Lutronic Corp. (c)	11,369	101,160
Macrogen, Inc. (c)	4,779	143,147
Maeil Dairies Co., Ltd.	983	74,909
MagnaChip Semiconductor Corp. (a)(c)	26,586	196,736
Mando Corp.	19,948	502,610
ME2ON Co., Ltd. (c)	43,260	243,149
Security Description	Shares	Value
Medipost Co., Ltd. (c)	9,492	$ 319,438
Meerecompany, Inc.	3,219	177,809
Meritz Financial Group, Inc.	36,728	459,464
Meritz Fire & Marine Insurance Co., Ltd.	32,973	705,880
Mezzion Pharma Co., Ltd. (c)	3,641	443,938
Minwise Co., Ltd.	26,161	508,193
Mirae Asset Life Insurance Co., Ltd.	60,508	273,994
Mirae Corp. (c)	240,455	32,835
Modetour Network, Inc.	7,885	160,465
MyungMoon Pharm Co., Ltd. (c)	44,344	209,785
Namhae Chemical Corp.	21,328	209,503
Nanomedics Co., Ltd. (c)	26,439	117,626
Naturalendo Tech Co., Ltd. (a)(c)	2,461	15,459
Naturecell Co., Ltd. (c)	31,710	350,595
Neowiz (c)	7,133	88,605
NEPES Corp.	10,820	150,132
NHN Entertainment Corp. (c)	9,443	736,240
NHN KCP Corp.	8,597	93,915
NICE Holdings Co., Ltd.	5,838	102,606
NICE Information Service Co., Ltd.	30,413	340,274
NongShim Co., Ltd.	3,163	861,040
OPTRON-TEC, Inc.	62,891	341,853
Orion Holdings Corp.	13,506	220,717
Oscotec, Inc. (c)	11,519	265,878
Osstem Implant Co., Ltd. (c)	8,654	412,458
Osung Advanced Materials Co., Ltd. (c)	115,585	210,784
Paradise Co., Ltd.	27,833	438,914
Paru Co., Ltd. (c)	92,760	196,536
Peptron, Inc. (c)	15,259	301,120
Pharmicell Co., Ltd. (c)	44,157	459,037
POLUS BioPharm, Inc. (a)(c)	21,662	59,064
Poongsan Corp.	18,086	460,475
Posco ICT Co., Ltd.	8,344	43,223
Power Logics Co., Ltd. (c)	16,329	144,574
Prostemics Co., Ltd. (c)	34,135	167,502
PSK, Inc.	15,981	230,895
Sajo Industries Co., Ltd.	1,300	60,814
Sam Chun Dang Pharm Co., Ltd.	6,637	274,812
Sam Yung Trading Co., Ltd.	6,515	93,268
Samick THK Co., Ltd.	20,121	264,120
Samjin Pharmaceutical Co., Ltd.	11,189	376,055
Samwha Capacitor Co., Ltd.	4,049	197,973
Samyang Holdings Corp.	4,349	316,089
Sangsangin Co., Ltd. (c)	21,310	354,823
S-Connect Co., Ltd. (a)(c)	150,300	260,188
SeAH Steel Corp.	328	17,973
SeAH Steel Holdings Corp.	365	16,785
Seegene, Inc. (c)	34,144	658,756
Seobu T&D (c)	13,475	116,813
Seohan Co., Ltd.	161,986	278,991
Seoul Semiconductor Co., Ltd.	26,555	483,095
SFA Engineering Corp.	22,837	871,150

152

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Shinsegae Information & Communication Co., Ltd.	2,875	$ 401,451
Shinsegae International, Inc.	1,345	354,883
Shinsung E&G Co., Ltd. (a)(c)	225,161	239,027
Silicon Works Co., Ltd.	5,554	206,728
Sindoh Co., Ltd.	1,392	57,269
SK Bioland Co., Ltd.	4,303	70,510
SK Chemicals Co., Ltd. (a)	4,317	263,561
SK Discovery Co., Ltd.	4,060	94,785
SK Gas, Ltd.	3,950	318,060
SK Materials Co., Ltd.	3,308	494,262
SK Networks Co., Ltd.	77,668	413,965
SK Securities Co., Ltd.	331,694	197,538
SKC Co., Ltd.	15,804	503,317
SKCKOLONPI, Inc.	9,772	261,712
SM Culture & Contents Co., Ltd. (c)	106,838	188,244
SM Entertainment Co., Ltd. (c)	10,110	350,924
S-MAC Co., Ltd. (c)	217,100	193,173
Songwon Industrial Co., Ltd.	16,497	264,510
Soulbrain Co., Ltd.	8,486	395,480
SPC Samlip Co., Ltd.	1,796	225,469
ST Pharm Co., Ltd. (a)	9,148	177,302
STCUBE (c)	13,464	283,490
Suheung Co., Ltd.	1,595	36,113
SundayToz Corp. (c)	1,030	21,506
Sungshin Cement Co., Ltd.	15,005	148,054
Synopex, Inc. (c)	31,945	78,659
Taekwang Industrial Co., Ltd.	429	611,507
Taeyoung Engineering & Construction Co., Ltd.	49,641	542,286
TechWing, Inc.	20,469	205,574
Tego Science, Inc. (c)	5,168	170,962
Telcon RF Pharmaceutical, Inc. (a)(c)	43,034	278,654
Theragen Etex Co., Ltd. (c)	19,781	182,980
Tovis Co., Ltd.	7,917	48,126
Union Semiconductor Equipment & Materials Co., Ltd.	55,972	227,073
Unison Co., Ltd. (c)	140,854	161,316
Value Added Technology Co., Ltd.	3,938	83,610
Wave Electronics Co., Ltd. (c)	7,177	143,527
Webzen, Inc. (c)	12,688	217,968
WeMade Entertainment Co., Ltd.	6,225	278,592
Whanin Pharmaceutical Co., Ltd.	9,644	152,931
Wins Co., Ltd.	7,321	88,683
WiSoL Co., Ltd.	6,608	92,271
Wonik Holdings Co., Ltd. (c)	113,328	483,224
WONIK IPS Co., Ltd.	18,562	382,654
Woojeon Co., Ltd. (b)(c)	7,674	—
Woongjin Thinkbig Co., Ltd. (c)	8,667	22,181
Woori Technology Investment Co., Ltd. (a)	79,904	203,790
Woory Industrial Co., Ltd.	9,486	246,113
YG Entertainment, Inc.	4,188	139,096
Yong Pyong Resort Co., Ltd.	43,897	301,644
Young Poong Corp.	632	445,423
Security Description	Shares	Value
Youngone Corp.	11,338	$ 325,627
Yuanta Securities Korea Co., Ltd. (c)	81,534	221,954
Yungjin Pharmaceutical Co., Ltd. (c)	58,930	345,761
Yuyang D&U Co., Ltd. (c)	32,391	223,721
		86,445,336
SPAIN — 1.0%
Abengoa SA Class B (c)	13,666,924	128,906
Aedas Homes SAU (c)(e)	14,250	363,534
Amper SA (a)(c)	735,981	199,823
Applus Services SA	60,071	717,676
Atresmedia Corp. de Medios de Comunicacion SA (a)	57,450	269,513
Construcciones y Auxiliar de Ferrocarriles SA	12,872	619,325
Distribuidora Internacional de Alimentacion SA (a)	294,914	215,575
Ercros SA (a)	70,769	249,196
Euskaltel SA (e)	757	7,059
Faes Farma SA	202,559	857,462
Global Dominion Access SA (c)(e)	47,598	253,866
Grupo Ezentis SA (a)(c)	331,087	191,085
Lar Espana Real Estate Socimi SA REIT (a)	28,007	233,971
Let's GOWEX SA (a)(b)(c)	9,561	—
Liberbank SA (c)	1,163,015	496,239
Miquel y Costas & Miquel SA	11,499	209,427
Neinor Homes SA (a)(c)(e)	26,993	324,307
Pharma Mar SA (a)(c)	24,740	40,974
Promotora de Informaciones SA Class A (a)(c)	240,615	435,521
Quabit Inmobiliaria SA (c)	124,375	175,965
Sacyr SA (a)	143,988	364,581
Solaria Energia y Medio Ambiente SA (a)(c)	44,974	238,860
Talgo SA (c)(e)	41,839	270,599
Tecnicas Reunidas SA	22,113	622,477
Telepizza Group SA (e)	36,748	256,240
Tubacex SA (a)	91,279	275,705
		8,017,886
SWEDEN — 3.2%
AcadeMedia AB (c)(e)	32,774	183,740
Acando AB	97,973	436,243
AF POYRY AB Class B (a)	33,016	551,732
Alimak Group AB (a)(e)	22,402	319,777
Arjo AB Class B	90,039	331,993
Attendo AB (e)	54,273	273,843
Avanza Bank Holding AB (a)	11,271	484,850
Bergman & Beving AB	14,869	170,888
Betsson AB	56,464	429,356
Bilia AB Class A	31,125	266,274
BioGaia AB Class B	7,027	345,088
Biotage AB	40,536	517,446
Bonava AB Class B	42,345	533,690

153

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Boozt AB (a)(c)(e)	22,235	$ 160,614
Bravida Holding AB (e)	91,728	810,444
Bufab AB	25,748	271,213
Bure Equity AB	25,002	419,427
Cellavision AB	21,092	634,445
Cloetta AB Class B	122,273	316,384
Collector AB (a)(c)	38,775	207,351
Coor Service Management Holding AB (e)	48,546	433,367
Duni AB	18,720	202,634
Dustin Group AB (e)	40,960	385,078
G5 Entertainment AB	4,752	49,696
Granges AB	41,205	425,142
Haldex AB	49,142	328,486
Hansa Medical AB (c)	15,647	379,565
Hembla AB (c)	16,162	313,646
HIQ International AB	35,726	231,104
Hoist Finance AB (a)(e)	28,835	115,647
Infant Bacterial Therapeutics AB (c)	15	315
Instalco Intressenter AB	35,460	302,022
Inwido AB	34,398	204,712
JM AB (a)	36,526	656,068
KappAhl AB	41,570	75,751
Karo Pharma AB	91,599	378,235
Klovern AB Class B	210,802	289,772
KNOW IT AB	26,073	559,392
Kungsleden AB	90,632	723,078
LeoVegas AB (a)(e)	71,844	224,471
Lindab International AB	58,778	536,114
Medicover AB (c)	40,326	362,596
Mekonomen AB (a)	16,411	114,829
Munters Group AB (a)(e)	58,191	262,871
Mycronic AB	33,908	484,384
NCC AB Class B (a)	47,522	732,404
NetEnt AB	104,293	379,491
New Wave Group AB Class B	105,515	691,655
Nobia AB	58,641	344,564
Nobina AB (e)	54,237	349,971
Nolato AB Class B	13,414	558,959
Nordic Waterproofing Holding A/S (e)	29,488	264,191
Oncopeptides AB (a)(c)(e)	15,864	219,951
Opus Group AB (a)	16,675	9,888
Paradox Interactive AB (a)	16,862	261,784
RaySearch Laboratories AB (a)(c)	15,704	175,574
Recipharm AB Class B (c)	28,225	418,721
Sagax AB Class D	30	112
SAS AB (c)	96,966	195,494
Scandi Standard AB	32,209	212,520
Scandic Hotels Group AB (e)	34,146	305,555
SkiStar AB	23,987	264,663
Tethys Oil AB	34,621	282,857
THQ Nordic AB (c)	18,086	404,606
Tobii AB (a)(c)	43,956	154,019
Troax Group AB	6,997	224,048
Security Description	Shares	Value
Vitrolife AB	47,089	$ 1,074,508
Wihlborgs Fastigheter AB	172,526	2,357,066
		25,586,374
SWITZERLAND — 2.3%
AC Immune SA (a)(c)	32,439	163,817
ALSO Holding AG	2,853	368,979
APG SGA SA	326	92,474
Arbonia AG (a)(c)	22,441	231,643
Aryzta AG (c)	594,804	814,056
Ascom Holding AG	23,235	311,231
Autoneum Holding AG (a)	1,570	180,978
Bachem Holding AG Class B (a)	4,000	488,402
Basilea Pharmaceutica AG (a)(c)	1,036	48,185
Bell Food Group AG	895	257,922
Bobst Group SA	3,062	185,245
Bossard Holding AG Class A	2,200	337,986
Burckhardt Compression Holding AG	1,529	416,065
Ceva Logistics AG (a)(c)	16,803	505,322
Coltene Holding AG	2,554	247,476
Comet Holding AG (a)	3,749	319,977
Feintool International Holding AG (a)	2,426	163,942
GAM Holding AG	97,957	305,900
Gurit Holding AG	260	243,057
HBM Healthcare Investments AG Class A (a)	3,180	538,994
HOCHDORF Holding AG (a)	970	117,074
Huber + Suhner AG	6,924	499,885
Implenia AG	9,097	270,928
Inficon Holding AG	1,039	578,497
Interroll Holding AG	452	916,799
Intershop Holding AG	277	141,295
Kardex AG	4,493	676,725
Komax Holding AG	2,430	510,449
LEM Holding SA	297	381,725
Leonteq AG (c)	4,016	149,042
Medartis Holding AG (c)(e)	3,240	180,886
Metall Zug AG Class B	153	386,379
Meyer Burger Technology AG (a)(c)	264,309	175,428
Mobilezone Holding AG	20,208	202,709
Mobimo Holding AG	3,420	860,237
Newron Pharmaceuticals SpA (c)	205	1,713
Oriflame Holding AG	21,123	406,505
Orior AG	6,345	509,053
Phoenix Mecano AG	498	242,274
Resurs Holding AB (e)	56,077	348,241
Rieter Holding AG	1,614	232,076
Schmolz + Bickenbach AG (c)	203,689	90,503
Schweiter Technologies AG	588	567,394
Schweizerische Nationalbank (a)	44	256,251
Sensirion Holding AG (a)(c)(e)	4,424	180,354
Swissquote Group Holding SA	6,086	221,831
u-blox Holding AG	5,058	383,959
Valiant Holding AG	7,299	838,443

154

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Valora Holding AG	5,120	$ 1,411,226
Vetropack Holding AG	146	318,124
Ypsomed Holding AG	2,049	262,323
Zehnder Group AG	2,838	96,034
Zur Rose Group AG (a)(c)	2,863	248,957
		18,884,970
UNITED ARAB EMIRATES — 0.0% (g)
NMC Health PLC	3	89
UNITED KINGDOM — 8.4%
888 Holdings PLC	178,998	363,860
A.G. Barr PLC	50,783	534,015
AA PLC	377,248	447,332
Anglo Pacific Group PLC	136,423	298,647
AO World PLC (a)(c)	90,573	116,133
Arrow Global Group PLC (a)	97,519	277,017
Assura PLC REIT	1,553,793	1,162,161
Avon Rubber PLC	18,705	316,856
Biffa PLC (e)	154,635	447,324
Big Yellow Group PLC REIT	85,799	1,108,501
Bovis Homes Group PLC	77,728	1,077,150
Brewin Dolphin Holdings PLC	180,343	733,658
Cairn Energy PLC (c)	372,937	786,762
Capital & Regional PLC REIT	402,151	133,364
Card Factory PLC	219,933	516,711
Centamin PLC	708,330	822,384
Charter Court Financial Services Group PLC (e)	63,303	273,857
Chemring Group PLC	111,172	201,069
Cineworld Group PLC	30	114
Civitas Social Housing PLC REIT	143,056	178,953
Clarkson PLC	13,340	412,839
CMC Markets PLC (e)	40,998	44,394
Coats Group PLC	631,257	650,645
ContourGlobal PLC (e)	113,155	254,493
Costain Group PLC	58,184	253,986
Countrywide PLC (c)	327,373	32,420
Crest Nicholson Holdings PLC	148,656	716,713
Dairy Crest Group PLC	114,945	930,128
Devro PLC	169,598	435,360
DFS Furniture PLC	181,120	591,201
Dialog Semiconductor PLC (c)	39,258	1,196,354
Domino's Pizza Group PLC	292,140	921,229
Drax Group PLC	228,858	1,128,440
Dunelm Group PLC	59,367	672,630
EI Group PLC (c)	474,862	1,317,978
Elementis PLC	288,657	611,219
Empiric Student Property PLC REIT	399,063	475,799
EnQuest PLC (c)	780,245	193,376
Equiniti Group PLC (e)	218,390	591,912
Essentra PLC	168,568	907,165
F&C Commercial Property Trust, Ltd.	309,321	482,061
Firstgroup PLC (c)	573,131	679,232
Security Description	Shares	Value
Forterra PLC (e)	111,866	$ 429,284
Foxtons Group PLC	386,654	320,940
Future PLC	46,342	455,310
Galliford Try PLC	60,547	525,840
Games Workshop Group PLC	13,597	557,218
Genel Energy PLC (c)	119,571	313,172
Go-Ahead Group PLC	19,249	491,866
Gocompare.Com Group PLC	183,330	183,944
Grainger PLC	272,636	840,542
Greene King PLC	172,661	1,497,057
Greggs PLC	56,170	1,346,007
Gulf Keystone Petroleum, Ltd. (c)	175,039	579,335
Gym Group PLC (e)	68,443	193,977
Halfords Group PLC	94,283	285,025
Hansteen Holdings PLC REIT	366,608	465,288
Headlam Group PLC	63,740	370,432
Helical PLC	45,064	194,072
Hill & Smith Holdings PLC	41,519	672,480
Hunting PLC	71,095	550,747
Huntsworth PLC	27	30
Ibstock PLC (e)	227,018	709,367
Indivior PLC (c)	24	30
IntegraFin Holdings PLC	122,457	558,487
International Personal Finance PLC	3,980	10,097
ITE Group PLC	45,337	41,354
J D Wetherspoon PLC	89,426	1,526,498
JD Sports Fashion PLC	9	59
John Menzies PLC	66,870	425,219
Johnston Press PLC (b)(c)	358	—
JPJ Group PLC (c)	44,992	410,388
JTC PLC (e)	53,494	209,116
Just Group PLC	385,051	307,065
KCOM Group PLC	248,578	227,708
Keller Group PLC	61,233	492,302
Kier Group PLC	57,978	274,391
Lancashire Holdings, Ltd.	111,986	953,609
Lb-shell PLC (b)(c)	571	—
LondonMetric Property PLC REIT	342,535	891,342
Lookers PLC	142,730	187,844
Luxfer Holdings PLC	9,681	241,831
LXI REIT PLC	180,543	290,542
Marshalls PLC	113,111	911,603
Marston's PLC	234,730	314,123
McBride PLC (a)	160,689	209,386
McCarthy & Stone PLC (e)	28,417	47,545
Mitchells & Butlers PLC (c)	116,556	411,287
Mitie Group PLC	28,804	55,849
Moneysupermarket.com Group PLC	27	131
Morgan Advanced Materials PLC	195,170	617,989
Morgan Sindall Group PLC	25,364	414,454
NCC Group PLC	39,597	72,236
NewRiver REIT PLC (a)	243,527	756,827
Northgate PLC	53,123	258,890

155

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
On the Beach Group PLC (e)	81,924	$ 468,104
OneSavings Bank PLC	115,715	578,402
Oxford Biomedica PLC (c)	36,790	341,807
Oxford Instruments PLC	25,633	326,329
Paragon Banking Group PLC	142,676	810,213
Pendragon PLC	1,370,736	500,119
Pets at Home Group PLC	337,275	697,025
Photo-Me International PLC	114,739	119,310
Picton Property Income, Ltd.	190,782	220,010
Polypipe Group PLC	124,168	652,043
Premier Foods PLC (c)	562,377	266,741
Premier Oil PLC (c)	388,119	475,141
Primary Health Properties PLC REIT	336,118	568,496
PZ Cussons PLC	211,652	541,106
QinetiQ Group PLC	306,905	1,204,537
Rathbone Brothers PLC	27,190	788,670
RDI REIT PLC	127,409	252,351
Reach PLC	330,267	267,250
Regional REIT, Ltd. (e)	171,341	234,429
Renewi PLC	113,980	34,903
Renishaw PLC	3	145
Restaurant Group PLC	223,025	342,923
RPC Group PLC	12	124
RPS Group PLC	69,550	169,654
Sabre Insurance Group PLC (e)	127,295	474,393
Safestore Holdings PLC REIT	124,315	966,263
Saga PLC	682,633	989,130
Sanne Group PLC	87,091	612,813
Savills PLC	61,156	720,790
Schroder Real Estate Investment Trust, Ltd.	613,579	442,937
Senior PLC	459,735	1,307,144
Serco Group PLC (c)	611,900	1,020,591
SIG PLC	287,415	531,813
Sole Realisation Co. PLC (b)(c)	16,733	—
SSP Group PLC	14	126
St Modwen Properties PLC	131,492	679,880
Stagecoach Group PLC	293,840	588,116
Stobart Group, Ltd.	218,383	432,537
Superdry PLC (a)	26,239	187,365
TalkTalk Telecom Group PLC (a)	431,794	620,602
Ted Baker PLC	21,300	432,423
Telecom Plus PLC	37,191	736,619
Thomas Cook Group PLC (c)	442,364	143,760
Triple Point Social Housing Reit PLC (a)(e)	193,929	256,490
Tyman PLC	125,922	397,080
U & I Group PLC	91,259	222,609
UK Commercial Property REIT, Ltd.	176,387	197,204
Ultra Electronics Holdings PLC	41,992	873,294
		68,089,388
UNITED STATES — 0.9%
Adaptimmune Therapeutics PLC ADR (a)(c)	38,434	165,266
Security Description	Shares	Value
Alacer Gold Corp. (c)	246,114	$ 668,733
Boart Longyear, Ltd. (c)	36	—
BrightSphere Investment Group PLC	64,671	876,939
Civeo Corp. (c)	105,531	221,615
DHT Holdings, Inc. (a)	66,800	297,928
Ferroglobe PLC	47,688	97,760
Ferroglobe Representation & Warranty Insurance Trust (b)(c)	19,857	—
Hudson, Ltd. Class A (c)	20,664	284,130
IMAX Corp. (a)(c)	38,884	881,889
New Pride Corp. (c)	86,280	155,822
Nordic American Tankers, Ltd.	104,653	211,399
Ormat Technologies, Inc.	1	43
Oxford Immunotec Global PLC (c)	20,107	346,444
Pieris Pharmaceuticals, Inc. (c)	50,845	170,331
Quotient, Ltd. (c)	41,937	377,852
Sims Metal Management, Ltd.	90,333	687,240
Stratasys, Ltd. (c)	34,238	815,549
Strongbridge Biopharma PLC (a)(c)	64,557	321,494
TI Fluid Systems PLC (e)	97,638	232,826
Tucows, Inc. Class A (c)	8,358	678,503
		7,491,763
TOTAL COMMON STOCKS (Cost $848,179,326)		801,056,869

WARRANTS — 0.0% (g)
FRANCE — 0.0% (g)
CGG SA (expiring 02/21/22) (c)	533	131
CGG SA (expiring 02/21/23) (c)	1,729	123
(Cost $0)		254
SINGAPORE — 0.0% (g)
Ezion Holdings, Ltd. (expiring 04/16/23) (a) (c) (d)	389,064	—
Ezion Holdings, Ltd. (expiring 04/24/20) (a) (c) (d)	115,305	85
(Cost $0)		85
UNITED STATES — 0.0% (g)
Boart Longyear, Ltd. (expiring 09/13/24) (c)	50	—
TOTAL WARRANTS (Cost $0)		339
RIGHTS — 0.0% (g)
CANADA — 0.0% (g)
Pan American Silver Corp. (CVR) (expiring 02/22/29) (c) (d)	180,773	67,657
SINGAPORE — 0.0% (g)
Keppel Infrastructure Trust (expiring 04/04/19) (c) (d)	166,455	2,949

156

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 0.0% (g)
Doosan Heavy Industries & Construction Co., Ltd. (expiring 05/09/19) (c) (d)	28,204	$ 28,326
SPAIN — 0.0% (g)
Promotora de Informaciones SA (expiring 04/06/19) (a) (c)	240,615	18,912
SWEDEN — 0.0% (g)
AF POYRY AB (expiring 04/12/19) (a) (c)	33,016	67,632
TOTAL RIGHTS (Cost $56,757)		185,476
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (h) (i)	837,193	837,193
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	70,288,281	70,288,281
TOTAL SHORT-TERM INVESTMENTS (Cost $71,125,474)		71,125,474
TOTAL INVESTMENTS — 107.5% (Cost $919,361,557)		872,368,158
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(60,645,291)
NET ASSETS — 100.0%		$ 811,722,867

(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of securities is $192,362, representing less than 0.05% of the Fund's net assets.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $1,481,639 representing 0.2% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.9% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2019.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$799,481,885	$1,382,622	$192,362	$801,056,869
Rights	86,544	98,932	—	185,476
Warrants	254	85	—	339
Short-Term Investments	71,125,474	—	—	71,125,474
TOTAL INVESTMENTS	$870,694,157	$1,481,639	$192,362	$872,368,158
157

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	116,772	$ 116,772	$ 35,603,015	$ 34,882,594	$—	$—	837,193	$ 837,193	$ 28,672	$—
State Street Navigator Securities Lending Government Money Market Portfolio	80,083,724	80,083,724	70,376,810	80,172,253	—	—	70,288,281	70,288,281	1,015,109	—
Total		$80,200,496	$105,979,825	$115,054,847	$—	$—		$71,125,474	$1,043,781	$—
158	SARGWX

(b)    Not applicable to the registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal half-year of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13.	Exhibits.

(a)(1)    Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2)    Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)    Not applicable to the registrant.

(a)(4)    Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: May 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: May 31, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: May 31, 2019